Brighthouse Funds Trust II

Schedule of Investments
September 30, 2021

Brighthouse Funds Trust II

Schedule of Investments as of September 30, 2021

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-53

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-57

Brighthouse Asset Allocation 20 Portfolio	BHFTII-60

Brighthouse Asset Allocation 40 Portfolio	BHFTII-61

Brighthouse Asset Allocation 60 Portfolio	BHFTII-62

Brighthouse Asset Allocation 80 Portfolio	BHFTII-63

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-64

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-68

Brighthouse/Wellington Balanced Portfolio	BHFTII-106

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-137

Frontier Mid Cap Growth Portfolio	BHFTII-141

Jennison Growth Portfolio	BHFTII-145

Loomis Sayles Small Cap Core Portfolio	BHFTII-149

Loomis Sayles Small Cap Growth Portfolio	BHFTII-155

MetLife Aggregate Bond Index Portfolio	BHFTII-159

MetLife Mid Cap Stock index Portfolio	BHFTII-178

MetLife MSCI EAFE® Index Portfolio	BHFTII-186

MetLife Russell 2000® Index Portfolio	BHFTII-198

MetLife Stock Index Portfolio	BHFTII-220

MFS® Total Return Portfolio	BHFTII-230

MFS® Value Portfolio	BHFTII-244

Neuberger Berman Genesis Portfolio	BHFTII-248

T. Rowe Price Large Cap Growth Portfolio	BHFTII-251

T. Rowe Price Small Cap Growth Portfolio	BHFTII-258

VanEck Global Natural Resources Portfolio	BHFTII-265

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-269

Western Asset Management U.S. Government Portfolio	BHFTII-295

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg Barclays sponsors the Bloomberg Barclays U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Argentina—4.5%
MercadoLibre, Inc. (a)	52,063	$87,434,602

Australia—2.3%
Cochlear, Ltd.	105,108	16,600,985
CSL, Ltd.	132,639	27,970,549

		44,571,534

Belgium—0.9%
Umicore S.A.	286,132	16,955,659

Brazil—0.7%
Itau Unibanco Holding S.A. (ADR)	2,774,349	14,620,819

Canada—2.9%
Constellation Software, Inc. (b)	11,264	18,453,360
Ritchie Bros. Auctioneers, Inc.	250,649	15,455,017
Topicus.com, Inc. (a)	225,465	23,673,291

		57,581,668

China—10.8%
Alibaba Group Holding, Ltd. (a)	1,995,972	37,125,102
Futu Holdings, Ltd. (ADR) (a) (b)	93,000	8,464,860
Hangzhou Tigermed Consulting Co., Ltd. - Class H	556,300	11,802,143
KE Holdings, Inc. (ADR) (a)	229,957	4,199,015
Meituan - Class B (a)	938,200	29,296,887
Ping An Healthcare and Technology Co., Ltd. (a) (b)	1,991,400	12,890,001
Ping An Insurance Group Co. of China, Ltd. - Class H	2,961,500	20,095,352
Prosus NV	169,475	13,347,545
Tencent Holdings, Ltd.	719,100	42,163,867
Tencent Music Entertainment Group (ADR) (a)	1,867,617	13,540,223
Wuxi Biologics Cayman, Inc. (a)	686,500	11,096,083
Zai Lab, Ltd. (ADR) (a)	75,875	7,996,466

		212,017,544

Denmark—4.3%
Ambu A/S - Class B	317,190	9,369,205
Chr Hansen Holding A/S	196,416	16,039,993
DSV A/S	142,354	33,986,492
Novozymes A/S - B Shares	362,242	24,800,064

		84,195,754

Finland—1.4%
Kone Oyj - Class B	380,456	26,678,165

France—3.7%
Danone S.A.	318,000	21,705,070
Dassault Systemes SE	470,960	24,690,880
Edenred	471,369	25,388,277

		71,784,227

Germany—7.0%
Deutsche Boerse AG	231,146	37,627,427
Rational AG	26,415	24,907,780
SAP SE	289,626	39,236,688

Germany—(Continued)
Scout24 AG	509,507	35,366,297

		137,138,192

Hong Kong—3.5%
AIA Group, Ltd.	3,617,600	41,653,555
Hong Kong Exchanges & Clearing, Ltd.	447,900	27,186,751

		68,840,306

India—3.2%
Housing Development Finance Corp., Ltd.	1,197,911	43,676,513
ICICI Lombard General Insurance Co., Ltd.	856,061	18,263,171

		61,939,684

Ireland—5.5%
CRH plc	718,859	33,485,723
Kingspan Group plc	334,788	33,116,151
Ryanair Holdings plc (ADR) (a)	375,612	41,339,857

		107,941,731

Italy—1.0%
FinecoBank Banca Fineco S.p.A. (a)	1,109,579	20,108,427

Japan—11.9%
Denso Corp.	382,900	25,101,234
FANUC Corp.	94,200	20,621,657
Japan Exchange Group, Inc.	978,400	24,281,826
Nidec Corp.	305,100	33,846,337
Nintendo Co., Ltd.	34,800	16,928,770
Shimano, Inc.	100,400	29,248,525
Shiseido Co., Ltd.	340,900	22,975,503
SMC Corp.	47,200	29,529,632
Sony Group Corp.	271,300	30,212,356

		232,745,840

Netherlands—6.0%
Adyen NV (a)	5,775	16,057,737
ASML Holding NV	49,574	36,569,366
Heineken Holding NV	201,191	17,489,385
IMCD NV	211,556	40,165,688
Just Eat Takeaway (a)	114,249	8,292,799

		118,574,975

Norway—0.5%
Aker Carbon Capture ASA (a)	3,343,356	10,511,666

Panama—0.7%
Copa Holdings S.A. - Class A (a)	171,410	13,949,346

Peru—0.6%
Credicorp, Ltd.	99,457	11,033,760

Russia—1.1%
Magnit PJSC (GDR)	645,319	10,814,418
MMC Norilsk Nickel PJSC (ADR)	395,174	11,698,069

		22,512,487

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

South Africa—1.1%
Discovery, Ltd. (a)	2,423,322	$22,020,937

South Korea—3.2%
NAVER Corp.	56,456	18,395,866
Samsung Electronics Co., Ltd.	720,021	44,813,247

		63,209,113

Spain—1.3%
Amadeus IT Group S.A. (a)	378,209	24,845,499

Sweden—3.1%
Atlas Copco AB - B Shares	715,553	36,578,779
Epiroc AB - B Shares	1,400,922	24,752,457

		61,331,236

Switzerland—6.0%
Cie Financiere Richemont S.A. - Class A	216,196	22,292,708
Kuehne & Nagel International AG	82,269	27,954,797
Nestle S.A.	356,922	42,944,464
Temenos AG	177,379	24,089,471

		117,281,440

Taiwan—4.5%
Sea, Ltd. (ADR) (a) (b)	47,399	15,107,483
Taiwan Semiconductor Manufacturing Co., Ltd.	3,591,000	74,050,172

		89,157,655

United Kingdom—5.3%
Experian plc	635,784	26,411,003
Hargreaves Lansdown plc	960,395	18,437,642
Prudential plc	1,560,700	30,297,345
Rio Tinto plc	444,077	29,320,696

		104,466,686

United States—1.1%
Spotify Technology S.A. (a)	92,119	20,758,095

Total Common Stocks (Cost $1,310,482,337)		1,924,207,047

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $30,684,260; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $31,298,041.	30,684,260	30,684,260

Total Short-Term Investments (Cost $30,684,260)		30,684,260

Securities Lending Reinvestments (c)—0.4%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.3%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $1,200,006; collateralized by various Common Stock with an aggregate market value of $1,333,481.	1,200,000	$1,200,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $1,208,562; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $1,232,732.	1,208,560	1,208,560
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $102,000.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $1,500,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,000,039; collateralized by various Common Stock with an aggregate market value of $1,111,260.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $200,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $204,010.	200,000	200,000

		6,208,560

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	79,883	79,883

Mutual Funds—0.1%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (d)	1,000,000	1,000,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.030% (d)	1,000,000	$1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $8,288,443)		8,288,443

Total Investments—100.1% (Cost $1,349,455,040)		1,963,179,750
Other assets and liabilities (net)—(0.1)%		(1,100,506)

Net Assets—100.0%		$1,962,079,244

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $22,375,406 and the collateral received consisted of cash in the amount of $8,288,443 and non-cash collateral with a value of $14,992,914. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Internet & Direct Marketing Retail	8.9
Machinery	8.3
Insurance	6.7
Software	6.6
Capital Markets	5.9
Semiconductors & Semiconductor Equipment	5.6
Interactive Media & Services	4.9
Entertainment	3.4
IT Services	3.4
Food Products	3.3

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$87,434,602	$—	$—	$87,434,602
Australia	—	44,571,534	—	44,571,534
Belgium	—	16,955,659	—	16,955,659
Brazil	14,620,819	—	—	14,620,819
Canada	57,581,668	—	—	57,581,668
China	25,735,704	177,816,980	—	203,552,684
Denmark	—	84,195,754	—	84,195,754
Finland	—	26,678,165	—	26,678,165
France	—	71,784,227	—	71,784,227
Germany	—	137,138,192	—	137,138,192
Hong Kong	8,464,860	68,840,306	—	77,305,166
India	—	61,939,684	—	61,939,684
Ireland	41,339,857	66,601,874	—	107,941,731
Italy	—	20,108,427	—	20,108,427
Japan	—	232,745,840	—	232,745,840
Netherlands	—	118,574,975	—	118,574,975
Norway	—	10,511,666	—	10,511,666
Panama	13,949,346	—	—	13,949,346
Peru	11,033,760	—	—	11,033,760
Russia	—	22,512,487	—	22,512,487
South Africa	—	22,020,937	—	22,020,937
South Korea	—	63,209,113	—	63,209,113
Spain	—	24,845,499	—	24,845,499
Sweden	—	61,331,236	—	61,331,236
Switzerland	—	117,281,440	—	117,281,440
Taiwan	15,107,483	74,050,172	—	89,157,655
United Kingdom	—	104,466,686	—	104,466,686
United States	20,758,095	—	—	20,758,095
Total Common Stocks	296,026,194	1,628,180,853	—	1,924,207,047
Total Short-Term Investment*	—	30,684,260	—	30,684,260
Securities Lending Reinvestments
Repurchase Agreements	—	6,208,560	—	6,208,560
Time Deposit	—	79,883	—	79,883
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	6,288,443	—	8,288,443
Total Investments	$298,026,194	$1,665,153,556	$—	$1,963,179,750

Collateral for Securities Loaned (Liability)	$—	$(8,288,443)	$—	$(8,288,443)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—50.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed — 34.0%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	127,150	$131,399
2.000%, 11/01/31	1,583,894	1,636,927
2.000%, 12/01/31	173,942	179,820
2.000%, 03/01/32	1,100,166	1,136,735
2.500%, 09/01/27	127,223	133,306
2.500%, 02/01/28	15,849	16,589
2.500%, 04/01/28	42,604	44,769
2.500%, 08/01/28	120,695	126,938
2.500%, 01/01/30	644,207	675,291
2.500%, 02/01/30	72,115	75,617
2.500%, 03/01/30	119,161	125,215
2.500%, 07/01/30	481,997	505,725
2.500%, 08/01/30	1,463,554	1,538,661
2.500%, 09/01/30	785,891	827,133
2.500%, 11/01/30	1,560,553	1,640,819
2.500%, 03/01/31	79,372	82,998
2.500%, 06/01/31	447,242	471,033
2.500%, 07/01/31	259,117	272,900
2.500%, 08/01/31	36,827	38,764
2.500%, 10/01/31	2,202,353	2,317,306
2.500%, 11/01/31	1,391,427	1,465,075
2.500%, 02/01/32	65,441	68,680
2.500%, 03/01/32	231,432	243,906
2.500%, 08/01/32	1,537,970	1,616,148
2.500%, 02/01/33	2,750,763	2,887,901
3.000%, 04/01/28	94,920	100,915
3.000%, 05/01/28	98,142	104,337
3.000%, 10/01/28	211,394	224,554
3.000%, 11/01/28	1,488,355	1,576,339
3.000%, 12/01/28	370,916	390,985
3.000%, 01/01/29	147,173	154,896
3.000%, 04/01/29	689,555	730,598
3.000%, 05/01/29	960,362	1,015,104
3.000%, 08/01/29	919,176	976,748
3.000%, 10/01/29	272,159	289,646
3.000%, 03/01/30	555,043	590,733
3.000%, 04/01/30	451,715	480,297
3.000%, 05/01/30	761,092	809,508
3.000%, 07/01/30	547,131	581,280
3.000%, 08/01/30	2,456,692	2,608,526
3.000%, 09/01/30	644,207	684,137
3.000%, 08/01/31	2,363,647	2,508,550
3.000%, 09/01/31	274,460	291,819
3.000%, 03/01/32	495,536	526,709
3.500%, 08/01/28	213,778	228,079
3.500%, 10/01/28	1,602,734	1,727,264
3.500%, 11/01/28	1,671,897	1,798,055
3.500%, 02/01/29	2,017,062	2,165,425
3.500%, 04/01/29	487,053	521,794
3.500%, 05/01/29	1,618,942	1,734,231
3.500%, 07/01/29	534,764	576,074
3.500%, 09/01/29	91,832	98,631
3.500%, 08/01/30	400,603	434,650
3.500%, 11/01/32	140,246	152,349
3.500%, 01/01/33	90,072	97,667

Agency Sponsored Mortgage - Backed —(Continued)
Fannie Mae 15 Yr. Pool
4.000%, 10/01/33	3,542,976	3,830,360
4.500%, 02/01/25	103,448	108,550
4.500%, 04/01/25	21,003	22,070
4.500%, 07/01/25	66,902	70,325
4.500%, 06/01/26	533,188	562,257
Fannie Mae 20 Yr. Pool
3.000%, 10/01/36	62,456	66,679
3.000%, 11/01/36	689,231	737,009
3.000%, 12/01/36	1,065,841	1,140,006
3.000%, 06/01/38	1,676,597	1,768,685
Fannie Mae 30 Yr. Pool
3.000%, 03/01/43	5,599,697	5,974,491
3.000%, 04/01/43	3,235,667	3,447,012
3.000%, 05/01/43	1,662,460	1,771,386
3.000%, 06/01/43	61,754	67,151
3.000%, 06/01/44	8,916,967	9,576,681
3.000%, 06/01/46	36,063	38,642
3.000%, 08/01/46	47,217	51,335
3.000%, 11/01/46	1,910,368	2,051,246
3.000%, 02/01/47	1,202,164	1,295,045
3.000%, 03/01/47	1,980,134	2,118,459
3.000%, 03/01/50	703,913	753,621
3.000%, 08/01/50	5,620,946	6,032,619
3.500%, 01/01/42	298,690	325,198
3.500%, 04/01/42	196,449	213,940
3.500%, 05/01/42	25,861	28,082
3.500%, 06/01/42	56,327	61,066
3.500%, 07/01/42	66,344	72,043
3.500%, 09/01/44	21,257	23,512
3.500%, 02/01/45	2,105,516	2,285,023
3.500%, 03/01/46	3,543,801	3,833,054
3.500%, 09/01/46	902,216	962,775
3.500%, 05/01/47	1,059,244	1,151,048
3.500%, 11/01/47	718,840	765,179
3.500%, 12/01/47	718,771	765,421
3.500%, 01/01/48	6,489,958	6,998,451
3.500%, 02/01/48	323,024	343,446
3.500%, 03/01/48	1,947,108	2,070,960
3.500%, 04/01/48	1,136,008	1,247,415
3.500%, 06/01/48	1,416,908	1,541,334
3.500%, 06/01/49	10,575,220	11,262,668
3.500%, 08/01/50	473,400	506,878
4.000%, 08/01/33	497,299	546,962
4.000%, 01/01/42	574,430	635,387
4.000%, 02/01/42	1,129,139	1,248,688
4.000%, 05/01/42	282,697	312,674
4.000%, 01/01/45	7,464,536	8,221,914
4.000%, 11/01/46	230,037	247,949
4.000%, 06/01/47	757,203	815,830
4.000%, 07/01/47	1,847,312	2,016,278
4.000%, 08/01/47	465,999	512,417
4.000%, 10/01/47	350,049	377,417
4.000%, 01/01/48	355,938	384,953
4.000%, 04/01/48	3,641,194	4,096,059
4.000%, 06/01/48	1,747,693	1,914,724

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed —(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 08/01/48	791,430	$873,853
4.000%, 05/01/49	179,802	195,442
4.000%, 06/01/50	1,936,928	2,110,484
4.000%, 01/01/51	1,375,026	1,534,667
4.500%, 08/01/39	508,780	568,804
4.500%, 11/01/39	340,890	381,928
4.500%, 01/01/40	20,327	22,790
4.500%, 04/01/40	38,711	43,331
4.500%, 05/01/40	89,771	99,759
4.500%, 06/01/40	85,838	95,385
4.500%, 07/01/40	162,779	180,531
4.500%, 11/01/40	361,621	403,861
4.500%, 07/01/41	89,134	99,555
4.500%, 08/01/41	24,011	25,952
4.500%, 09/01/41	349,856	392,263
4.500%, 10/01/41	99,965	112,084
4.500%, 01/01/42	80,898	90,235
4.500%, 08/01/42	456,538	506,905
4.500%, 09/01/43	564,732	625,300
4.500%, 10/01/43	746,307	833,608
4.500%, 11/01/43	1,926,548	2,182,011
4.500%, 12/01/43	764,271	856,897
4.500%, 01/01/44	641,468	710,423
4.500%, 06/01/44	2,848,303	3,187,720
4.500%, 07/01/45	838,339	938,770
4.500%, 09/01/45	393,406	441,970
4.500%, 11/01/45	1,341,198	1,493,502
4.500%, 12/01/45	572,917	639,514
4.500%, 07/01/46	2,519,104	2,853,131
4.500%, 09/01/46	397,524	450,250
4.500%, 09/01/47	52,507	57,644
4.500%, 10/01/47	354,573	393,220
4.500%, 11/01/47	1,777,918	1,955,774
4.500%, 12/01/47	50,220	55,124
4.500%, 01/01/48	1,792,037	1,983,416
4.500%, 02/01/48	84,681	92,950
4.500%, 03/01/48	121,611	133,987
4.500%, 04/01/48	866,174	980,861
4.500%, 05/01/48	7,944,497	8,805,577
4.500%, 07/01/48	138,196	152,830
4.500%, 08/01/48	1,648,311	1,834,857
4.500%, 11/01/48	1,026,385	1,130,274
4.500%, 02/01/49	8,253,287	9,245,634
4.500%, 05/01/49	7,615,683	8,628,753
5.000%, 11/01/32	2,322	2,573
5.000%, 09/01/35	112,116	126,907
5.000%, 06/01/39	4,734,427	5,365,652
5.000%, 04/01/41	16,436	18,247
5.000%, 07/01/41	156,862	177,271
5.000%, 08/01/41	142,836	163,177
5.000%, 01/01/42	47,472	52,152
5.500%, 11/01/32	537,325	614,741
5.500%, 12/01/32	89,937	103,625
5.500%, 01/01/33	279,480	321,703
5.500%, 12/01/33	115,983	133,430

Agency Sponsored Mortgage - Backed —(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 05/01/34	1,006,494	1,160,596
5.500%, 08/01/37	1,032,730	1,193,011
5.500%, 02/01/38	171,473	199,776
5.500%, 03/01/38	101,670	117,918
5.500%, 06/01/38	139,257	156,322
5.500%, 12/01/38	83,894	93,843
5.500%, 01/01/39	170,366	198,710
5.500%, 08/01/39	114,525	131,304
5.500%, 12/01/39	208,767	242,288
5.500%, 04/01/40	32,000	36,989
5.500%, 04/01/41	143,534	163,822
6.000%, 02/01/34	119,904	137,367
6.000%, 08/01/34	87,664	101,005
6.000%, 04/01/35	1,384,564	1,619,353
6.000%, 06/01/36	182,685	214,121
6.000%, 02/01/38	261,080	308,292
6.000%, 03/01/38	99,939	118,099
6.000%, 05/01/38	291,887	344,932
6.000%, 10/01/38	331,274	388,146
6.000%, 12/01/38	115,318	136,273
6.000%, 04/01/40	1,092,721	1,289,193
6.000%, 09/01/40	114,136	134,478
6.000%, 06/01/41	243,232	284,828
6.500%, 05/01/40	1,603,361	1,889,966
Fannie Mae Pool
3.500%, 06/01/49	1,376,178	1,464,749
4.000%, 01/01/41	143,452	157,478
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	11,184	11,656
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	45,335	47,552
2.500%, 10/01/28	195,536	204,705
2.500%, 08/01/29	448,857	469,925
2.500%, 12/01/29	157,519	164,452
2.500%, 05/01/30	552,710	580,571
2.500%, 07/01/30	344,486	361,841
2.500%, 08/01/30	1,301,879	1,371,575
2.500%, 09/01/30	1,384,583	1,456,576
2.500%, 04/01/31	1,043,764	1,097,923
3.000%, 01/01/30	379,598	403,130
3.000%, 04/01/30	2,294,995	2,441,469
3.000%, 05/01/30	382,464	407,163
3.000%, 06/01/30	14,007	14,859
3.000%, 07/01/30	804,689	855,015
3.000%, 08/01/30	245,124	260,603
Freddie Mac 20 Yr. Pool
3.000%, 09/01/37	83,475	88,759
3.500%, 01/01/34	716,716	776,615
3.500%, 05/01/35	2,772,714	2,984,846
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	974,757	1,045,068
3.000%, 03/01/43	1,756,791	1,869,255
3.000%, 12/01/46	1,041,382	1,119,130
3.500%, 04/01/42	1,233,688	1,354,074
3.500%, 05/01/42	39,348	42,867

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed —(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 08/01/42	1,037,700	$1,143,058
3.500%, 10/01/42	48,662	52,006
3.500%, 06/01/43	209,627	229,095
3.500%, 01/01/44	305,143	336,747
3.500%, 05/01/44	78,087	86,456
3.500%, 06/01/44	155,343	169,606
3.500%, 07/01/44	68,184	75,492
3.500%, 09/01/44	121,896	134,961
3.500%, 09/01/45	118,455	131,145
3.500%, 03/01/47	1,101,687	1,180,749
3.500%, 10/01/47	848,897	935,792
3.500%, 12/01/47	1,039,050	1,145,409
3.500%, 01/01/48	367,246	404,065
4.000%, 08/01/40	122,570	134,533
4.000%, 09/01/40	155,918	172,686
4.000%, 10/01/40	94,914	105,632
4.000%, 11/01/40	290,571	320,943
4.000%, 04/01/41	7,525	8,311
4.000%, 10/01/41	258,481	285,090
4.000%, 09/01/43	272,999	304,959
4.000%, 04/01/44	575,557	640,463
4.000%, 07/01/44	129,203	141,534
4.000%, 02/01/45	160,300	175,801
4.000%, 09/01/45	741,584	818,445
4.000%, 12/01/45	5,130,579	5,611,264
4.500%, 02/01/39	567,211	635,429
4.500%, 08/01/39	436,723	489,799
4.500%, 12/01/39	111,535	124,641
4.500%, 07/01/40	39,066	43,811
4.500%, 05/01/41	606,658	673,698
4.500%, 05/01/42	657,781	734,543
4.500%, 10/01/43	304,546	334,768
4.500%, 12/01/43	821,362	920,893
4.500%, 04/01/47	1,396,866	1,539,774
4.500%, 05/01/47	509,097	564,560
4.500%, 07/01/47	1,236,813	1,370,723
4.500%, 02/01/49	1,565,497	1,722,552
4.500%, 04/01/49	881,383	968,621
5.000%, 10/01/41	303,758	347,004
5.000%, 11/01/41	2,392,612	2,706,771
5.500%, 02/01/35	84,012	97,148
5.500%, 09/01/39	70,475	80,279
5.500%, 01/01/40	84,096	94,166
5.500%, 06/01/41	1,176,730	1,371,969
Freddie Mac 30 Yr. Pool
3.000%, 08/01/50	3,445,396	3,682,556
3.500%, 01/01/48	443,193	471,219
Freddie Mac Gold Pool
3.000%, 09/01/27	235,261	247,549
3.000%, 07/01/28	136,928	144,086
Freddie Mac Multifamily Structured Pass-Through Certificates
0.939%, 05/25/29 (a) (b)	6,290,836	319,549
0.974%, 11/25/30 (a) (b)	1,300,566	89,713
1.005%, 09/25/29 (a) (b)	2,539,879	159,348

Agency Sponsored Mortgage - Backed —(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.700%, SOFR + 2.650%, 01/25/51 (144A) (a)	1,400,000	1,406,694
3.050%, SOFR + 3.000%, 08/25/33 (144A) (a)	1,444,344	1,462,157
3.050%, SOFR + 3.000%, 12/25/50 (144A) (a)	610,000	617,638
3.450%, SOFR + 3.400%, 08/25/33 (144A) (a)	1,160,000	1,202,186
4.050%, SOFR + 4.000%, 11/25/50 (144A) (a)	410,000	430,758
4.536%, 1M LIBOR + 4.450%, 03/25/30 (a)	682,210	721,236
4.800%, SOFR + 4.750%, 01/25/51 (144A) (a)	860,000	879,277
5.050%, SOFR + 5.000%, 08/25/33 (144A) (a)	866,467	892,923
6.050%, SOFR + 6.000%, 08/25/33 (144A) (a)	1,050,000	1,197,111
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (b)	25,352,488	145,039
4.373%, 08/25/50 (144A) (a)	440,000	495,113
FRESB Mortgage Trust 3.660%, 06/25/28 (a)	365,851	394,542
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	623,818	657,986
3.500%, 01/15/42	171,228	184,405
3.500%, 02/15/42	92,098	98,651
3.500%, 04/15/42	209,139	224,655
3.500%, 05/15/42	218,826	237,260
3.500%, 08/15/42	262,767	283,241
3.500%, 11/15/42	178,103	190,421
3.500%, 12/15/42	657,417	715,204
3.500%, 01/15/43	252,857	270,822
3.500%, 02/15/43	437,402	472,566
3.500%, 03/15/43	265,911	283,758
3.500%, 04/15/43	1,061,223	1,144,114
3.500%, 05/15/43	1,435,305	1,551,300
3.500%, 06/15/43	406,870	443,148
3.500%, 07/15/43	1,316,537	1,434,731
4.000%, 03/15/41	318,142	352,617
4.000%, 12/15/41	23,479	25,207
4.500%, 02/15/42	4,431,053	4,994,442
4.500%, 03/15/47	107,789	123,285
4.500%, 04/15/47	231,524	265,579
4.500%, 05/15/47	76,106	87,115
5.000%, 12/15/38	144,982	167,804
5.000%, 07/15/39	229,070	263,476
5.000%, 10/15/39	162,032	187,796
5.000%, 09/15/40	11,360	13,192
5.000%, 12/15/40	463,878	538,408
5.500%, 04/15/33	14,934	17,326
6.500%, 04/15/33	37,752	42,174
8.500%, 05/15/22	77	77
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (c)	51,373,000	52,113,494
2.500%, TBA (c)	50,324,000	51,949,701
3.000%, 12/20/44	57,121	60,309
3.000%, 09/20/47	1,222,003	1,283,272
3.000%, 03/20/49	35,284	36,909
3.000%, 09/20/49	192,066	200,908
3.000%, 10/20/49	2,826,775	2,956,914
3.000%, 12/20/49	677,734	708,935
3.000%, 02/20/50	300,000	313,811

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed —(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 03/20/50	5,038,416	$5,270,375
3.000%, 05/20/50	488,911	511,419
3.000%, 11/20/50	5,565,354	5,821,572
3.000%, 01/20/51	35,949,221	37,604,250
3.000%, 02/20/51	158,946	166,264
3.000%, 03/20/51	1,851,791	1,937,044
3.000%, 04/20/51	9,588,215	10,029,637
3.000%, 05/20/51	11,801,174	12,344,476
3.000%, TBA (c)	22,545,584	23,554,851
3.500%, 04/20/43	987,691	1,067,899
3.500%, 05/20/43	544,351	588,460
3.500%, 07/20/43	42,238	45,678
3.500%, 02/20/44	1,093,455	1,179,271
3.500%, 03/20/45	41,605	44,413
3.500%, 04/20/45	62,325	66,492
3.500%, 05/20/45	256,739	273,725
3.500%, 07/20/45	46,205	49,459
3.500%, 08/20/45	61,361	65,423
3.500%, 10/20/45	116,554	124,272
3.500%, 11/20/45	42,839	45,766
3.500%, 12/20/45	646,693	689,949
3.500%, 01/20/46	130,360	139,070
3.500%, 05/20/46	557,436	592,345
3.500%, 09/20/46	213,287	226,644
3.500%, 10/20/46	1,122,863	1,212,581
3.500%, 03/20/48	54,182	57,408
3.500%, 04/20/48	21,967	23,255
3.500%, TBA (c)	25,610,496	26,937,540
4.000%, 04/20/39	22,168	24,259
4.000%, 07/20/39	153,206	167,603
4.000%, 09/20/40	40,176	43,974
4.000%, 10/20/40	462,800	506,556
4.000%, 11/20/40	259,979	284,983
4.000%, 12/20/40	977,580	1,071,475
4.000%, 01/20/41	878,222	962,694
4.000%, 02/20/41	15,666	17,174
4.000%, 07/20/43	90,203	98,857
4.000%, 08/20/44	325,696	354,223
4.000%, 10/20/46	58,341	62,813
4.000%, 05/20/47	274,406	293,978
4.000%, 06/20/47	703,053	753,875
4.000%, 11/20/47	826,074	884,913
4.000%, 12/20/47	401,825	430,436
4.000%, 05/20/50	869,121	923,326
4.000%, TBA (c)	11,209,500	11,895,425
4.500%, 12/20/39	35,892	39,714
4.500%, 01/20/40	43,289	47,899
4.500%, 02/20/40	35,445	39,220
4.500%, 05/20/40	2,245	2,484
4.500%, 09/20/48	464,852	505,219
4.500%, 03/20/49	1,910,988	2,039,480
4.500%, 04/20/49	402,703	430,447
4.500%, 05/20/49	1,629,203	1,738,549
4.500%, 04/20/50	43,428	46,210
5.000%, 10/20/33	440,868	496,093

Agency Sponsored Mortgage - Backed —(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 10/20/39	130,776	149,023
5.000%, 07/20/42	181,946	207,467
5.000%, TBA (c)	5,289,000	5,694,765
Government National Mortgage Association
0.201%, 06/16/53 (a) (b)	556,135	3,626
0.366%, 11/16/53 (a) (b)	620,244	7,744
0.548%, 03/16/55 (a) (b)	1,499,588	37,046
0.611%, 02/16/50 (a) (b)	891,890	25,224
0.697%, 09/16/55 (a) (b)	1,339,885	45,741
0.755%, 02/16/58 (a) (b)	2,589,836	99,670
0.756%, 09/16/51 (a) (b)	9,480,467	261,073
0.818%, 12/16/57 (a) (b)	1,910,229	90,159
0.916%, 05/16/58 (a) (b)	1,408,202	72,636
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (c)	26,168,000	26,426,613
2.000%, TBA (c)	41,088,000	42,315,825
2.500%, TBA (c)	8,883,800	9,254,768
3.000%, TBA (c)	53,000	55,743
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (c)	33,153,000	32,155,820
2.000%, TBA (c)	168,519,035	168,684,645
2.500%, TBA (c)	314,588,081	324,288,379
3.000%, TBA (c)	31,922,174	33,364,857
3.500%, TBA (c)	32,431,006	34,323,212
4.000%, TBA (c)	21,037,000	22,538,762

		1,261,259,034

U.S. Treasury—16.4%
U.S. Treasury Bonds
1.125%, 05/15/40	10,822,000	9,353,843
1.125%, 08/15/40	10,822,000	9,312,838
1.375%, 11/15/40	10,822,000	9,721,200
1.750%, 08/15/41	340,600	325,592
2.250%, 08/15/49	4,933,000	5,113,363
2.500%, 02/15/45	20,100,000	21,706,430
2.750%, 11/15/47 (d) (e)	20,100,000	22,837,055
2.875%, 05/15/43	3,865,000	4,435,540
2.875%, 11/15/46	3,706,000	4,292,735
3.000%, 02/15/48 (d) (e)	23,806,000	28,306,822
3.125%, 02/15/43	3,865,000	4,605,540
3.625%, 08/15/43	3,865,000	4,960,939
3.750%, 11/15/43	3,865,000	5,056,507
4.250%, 05/15/39	1,010,000	1,376,756
4.375%, 11/15/39	1,010,000	1,399,639
4.500%, 08/15/39	1,010,000	1,418,537
U.S. Treasury Notes
0.125%, 03/31/23	10,482,000	10,471,764
0.125%, 04/30/23	10,482,000	10,468,079
0.125%, 05/31/23	10,482,000	10,465,212
0.250%, 04/15/23	27,956,000	27,976,749
0.375%, 04/30/25	41,246,000	40,788,427
0.375%, 11/30/25	12,344,000	12,108,210
0.375%, 12/31/25	12,344,000	12,095,191
0.500%, 03/15/23	27,956,000	28,088,136
0.500%, 05/31/27	15,364,000	14,842,464
0.750%, 05/31/26	12,344,000	12,240,330

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.125%, 02/15/31	1,989,000	$1,926,533
1.250%, 03/31/28	5,324,000	5,324,208
1.250%, 04/30/28	5,324,000	5,320,257
1.250%, 05/31/28 (e)	5,324,000	5,316,305
1.500%, 01/31/22	14,845,000	14,916,442
1.500%, 10/31/24	41,246,000	42,457,601
1.500%, 08/15/26	10,766,000	11,036,832
1.500%, 02/15/30	5,471,000	5,505,835
1.625%, 11/30/26	15,364,000	15,834,522
1.625%, 08/15/29	2,246,000	2,287,586
1.625%, 05/15/31	1,989,000	2,012,309
1.750%, 04/30/22	14,119,000	14,257,432
1.750%, 07/15/22	27,956,000	28,320,739
1.750%, 07/31/24	14,357,000	14,872,394
1.750%, 12/31/24	41,246,000	42,794,336
2.000%, 02/15/25	9,276,000	9,702,479
2.125%, 12/31/22	7,432,000	7,614,897
2.125%, 07/31/24	7,432,000	7,775,730
2.125%, 05/15/25	8,178,000	8,594,567
2.250%, 08/15/27 (e)	22,796,000	24,228,764
2.375%, 05/15/29	5,471,000	5,872,777
2.625%, 02/15/29	5,471,000	5,965,100
2.750%, 05/31/23	7,432,000	7,744,086
2.875%, 08/15/28	2,236,000	2,469,994
3.125%, 11/15/28	4,225,000	4,746,853

		610,666,476

Total U.S. Treasury & Government Agencies (Cost $1,853,253,588)		1,871,925,510

Corporate Bonds & Notes—33.8%

Advertising—0.1%
Interpublic Group of Cos., Inc. (The) 4.750%, 03/30/30	738,000	869,322
Lamar Media Corp. 3.750%, 02/15/28	54,000	55,543
Omnicom Group, Inc. 4.200%, 06/01/30	738,000	843,798
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30 (144A)	42,000	42,089
5.000%, 08/15/27 (144A)	583,000	597,954

		2,408,706

Aerospace/Defense—1.2%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,811,000	1,975,539
BAE Systems plc 3.400%, 04/15/30 (144A)	3,360,000	3,626,802
Boeing Co. (The)
2.250%, 06/15/26	859,000	873,139
2.700%, 02/01/27	1,072,000	1,109,529
5.805%, 05/01/50	700,000	933,079
5.930%, 05/01/60	822,000	1,122,914

Aerospace/Defense—(Continued)
Embraer Netherlands Finance B.V.
5.050%, 06/15/25	303,000	318,908
5.400%, 02/01/27	174,000	185,094
6.950%, 01/17/28 (144A)	205,000	232,839
Embraer Overseas, Ltd. 5.696%, 09/16/23	244,000	258,642
General Dynamics Corp. 3.625%, 04/01/30	2,787,000	3,121,842
L3Harris Technologies, Inc.
1.800%, 01/15/31	2,595,000	2,504,145
4.400%, 06/15/28	3,389,000	3,867,207
Lockheed Martin Corp.
2.800%, 06/15/50	633,000	625,825
3.600%, 03/01/35	1,732,000	1,959,175
3.800%, 03/01/45	280,000	324,785
4.070%, 12/15/42	514,000	615,748
4.090%, 09/15/52	287,000	351,206
Northrop Grumman Corp.
3.250%, 01/15/28	3,173,000	3,432,858
4.030%, 10/15/47	700,000	819,505
5.250%, 05/01/50	1,371,000	1,922,595
Raytheon Technologies Corp.
2.150%, 05/18/30 (EUR)	906,000	1,169,813
2.820%, 09/01/51	1,750,000	1,658,662
3.150%, 12/15/24	775,000	822,768
4.125%, 11/16/28 (f)	3,031,000	3,449,841
4.200%, 12/15/44	425,000	491,934
5.400%, 05/01/35	5,000	6,516
7.000%, 11/01/28	1,810,000	2,360,161
7.200%, 08/15/27	525,000	683,823
TransDigm, Inc.
6.250%, 03/15/26 (144A)	3,633,000	3,787,403
8.000%, 12/15/25 (144A)	1,435,000	1,530,069

		46,142,366

Agriculture—0.7%
Altria Group, Inc.
2.200%, 06/15/27 (EUR)	623,000	777,072
2.450%, 02/04/32	2,190,000	2,098,524
3.125%, 06/15/31 (EUR)	2,110,000	2,795,524
3.400%, 05/06/30 (f)	337,000	356,611
3.400%, 02/04/41	829,000	785,095
5.800%, 02/14/39	1,943,000	2,389,272
BAT Capital Corp.
2.726%, 03/25/31	1,307,000	1,287,089
3.215%, 09/06/26	2,925,000	3,118,485
4.906%, 04/02/30	2,885,000	3,303,354
BAT International Finance plc 1.668%, 03/25/26	1,577,000	1,577,878
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	216,000	224,742
Philip Morris International, Inc. 1.450%, 08/01/39 (EUR)	2,000,000	2,184,134
Reynolds American, Inc.
4.450%, 06/12/25	1,851,000	2,040,581

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Reynolds American, Inc.
5.850%, 08/15/45	1,045,000	$1,253,850

		24,192,211

Airlines—0.7%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	511,226	521,552
3.700%, 01/15/26 (144A)	7,063	6,895
Allegiant Travel Co. 8.500%, 02/05/24 (144A)	892,000	954,440
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,703,195	1,698,370
3.150%, 02/15/32	1,107,053	1,117,936
3.200%, 06/15/28	432,850	435,644
3.575%, 01/15/28	137,137	139,878
3.600%, 09/22/27	239,591	248,099
3.650%, 02/15/29	314,844	324,986
3.850%, 02/15/28	708,207	674,755
4.400%, 09/22/23	1,417,619	1,396,247
4.950%, 02/15/25	284,820	285,630
5.250%, 01/15/24	794,330	784,127
Avianca Holdings S.A.
9.000%, 03/31/22 (144A) (g)	4,298	4,281
9.000%, 08/27/26 (144A)	497,000	495,012
Azul Investments LLP
5.875%, 10/26/24 (144A)	455,000	428,842
7.250%, 06/15/26 (144A) (f)	315,000	300,825
British Airways Pass-Through Trust
4.250%, 11/15/32 (144A)	209,453	225,848
8.375%, 11/15/28 (144A)	158,932	186,605
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	2,431,000	2,565,770
Gol Finance S.A. 7.000%, 01/31/25 (144A)	800,000	753,808
Latam Finance, Ltd. 6.875%, 04/11/24 (h)	200,000	181,252
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	833,609	780,409
United Airlines Pass-Through Trust
2.700%, 05/01/32	557,441	563,537
2.875%, 10/07/28	434,386	439,755
3.100%, 07/07/28	131,752	137,312
3.450%, 12/01/27	174,394	183,798
3.500%, 05/01/28	914,598	899,397
3.500%, 03/01/30	231,843	244,499
3.650%, 10/07/25	59,520	59,170
4.000%, 04/11/26	200,863	212,005
4.150%, 08/25/31	214,698	231,015
4.625%, 09/03/22	89,380	91,164
4.750%, 04/11/22	211,578	213,888
4.875%, 01/15/26	593,249	628,216
5.875%, 10/15/27	5,263,421	5,889,991

		24,304,958

Apparel—0.0%
Hanesbrands, Inc.
4.625%, 05/15/24 (144A)	385,000	405,898
4.875%, 05/15/26 (144A) (f)	80,000	86,640
Under Armour, Inc. 3.250%, 06/15/26	54,000	55,890
William Carter Co. (The) 5.625%, 03/15/27 (144A)	262,000	271,602

		820,030

Auto Manufacturers—0.7%
BMW U.S. Capital LLC 2.550%, 04/01/31 (144A)	2,242,000	2,313,303
General Motors Co.
4.000%, 04/01/25	514,000	558,897
5.400%, 10/02/23	338,000	368,609
General Motors Financial Co., Inc.
2.700%, 06/10/31	75,000	74,770
2.750%, 06/20/25	1,117,000	1,167,824
3.450%, 01/14/22	798,000	802,788
3.700%, 05/09/23	3,188,000	3,326,174
4.000%, 01/15/25	2,190,000	2,370,857
4.350%, 04/09/25	2,117,000	2,324,511
5.100%, 01/17/24	1,344,000	1,467,220
Hyundai Capital America 3.950%, 02/01/22 (144A)	965,000	975,869
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,246,878
Nissan Motor Acceptance Co. LLC 2.450%, 09/15/28 (144A)	325,000	321,365
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	1,720,000	1,828,635
4.810%, 09/17/30 (144A)	5,384,000	6,055,392

		25,203,092

Auto Parts & Equipment—0.0%
Magna International, Inc. 2.450%, 06/15/30	582,000	591,047

Banks—8.1%
Banco Davivienda S.A. 6.650%, 10Y H15 + 5.097%, 04/22/31 (144A) (a)	200,000	213,502
Banco do Brasil S.A. 5.875%, 01/26/22 (144A)	255,000	258,443
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (h)	200,000	33,592
Banco GNB Sudameris S.A. 7.500%, 5Y H15 + 6.660%, 04/16/31 (144A) (a)	150,000	152,992
Banco Santander S.A.
1.849%, 03/25/26	1,600,000	1,620,583
2.706%, 06/27/24	2,000,000	2,103,571
3.306%, 06/27/29	1,000,000	1,081,376
Banco Votorantim S.A. 4.000%, 09/24/22 (144A)	276,000	282,420

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
0.976%, SOFR + 0.690%, 04/22/25 (a)	2,731,000	$2,745,524
1.197%, SOFR + 1.010%, 10/24/26 (a)	1,121,000	1,112,576
1.319%, SOFR + 1.150%, 06/19/26 (a)	6,177,000	6,175,491
1.658%, SOFR + 0.910%, 03/11/27 (a)	4,792,000	4,819,506
1.734%, SOFR + 0.960%, 07/22/27 (a)	5,800,000	5,823,866
1.922%, SOFR + 1.370%, 10/24/31 (a)	1,613,000	1,551,658
2.299%, SOFR + 1.220%, 07/21/32 (a)	2,800,000	2,760,023
2.456%, 3M LIBOR + 0.870%, 10/22/25 (a)	11,120,000	11,615,174
2.592%, SOFR + 2.150%, 04/29/31 (a)	650,000	663,408
2.676%, SOFR + 1.930%, 06/19/41 (a)	1,270,000	1,226,081
2.816%, 3M LIBOR + 0.930%, 07/21/23 (a)	515,000	524,791
2.884%, 3M LIBOR + 1.190%, 10/22/30 (a)	579,000	604,464
3.194%, 3M LIBOR + 1.180%, 07/23/30 (a) (f)	2,381,000	2,533,498
3.311%, SOFR + 1.580%, 04/22/42 (a)	1,551,000	1,627,427
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,369,000	3,511,991
3.559%, 3M LIBOR + 1.060%, 04/23/27 (a)	3,494,000	3,802,274
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	4,306,000	4,732,158
3.824%, 3M LIBOR + 1.575%, 01/20/28 (a)	1,466,000	1,617,804
3.950%, 04/21/25	1,023,000	1,114,827
3.974%, 3M LIBOR + 1.210%, 02/07/30 (a)	1,307,000	1,463,217
4.000%, 01/22/25	998,000	1,084,492
4.200%, 08/26/24	471,000	515,195
4.271%, 3M LIBOR + 1.310%, 07/23/29 (a)	3,058,000	3,467,656
4.450%, 03/03/26	879,000	984,242
5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,765,000	2,014,483
Bank of New York Mellon Corp. (The)
3.542%, 3M LIBOR + 3.420%, 12/20/21 (a)	830,000	834,216
3.700%, 5Y H15 + 3.352%, 03/20/26 (a)	255,000	267,276
4.625%, 3M LIBOR + 3.131%, 09/20/26 (a)	1,770,000	1,920,450
Barclays plc
2.667%, 1Y H15 + 1.200%, 03/10/32 (a)	400,000	401,514
3.811%, 1Y H15 + 1.700%, 03/10/42 (a)	359,000	381,023
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	3,147,000	3,658,757
BPCE S.A. 2.700%, 10/01/29 (144A)	2,283,000	2,369,331
Burgan Bank SAK 5.749%, 5Y H15 + 4.007%, 07/09/24 (a)	292,000	297,550
Citigroup, Inc.
2.976%, SOFR + 1.422%, 11/05/30 (a)	7,557,000	7,945,334
3.520%, 3M LIBOR + 1.151%, 10/27/28 (a)	978,000	1,063,459
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	4,474,000	4,917,837
3.875%, 5Y H15 + 3.417%, 02/18/26 (a)	2,981,000	3,044,346
4.000%, 5Y H15 + 3.597%, 12/10/25 (a)	780,000	808,236
Citizens Financial Group, Inc. 3.250%, 04/30/30	680,000	728,350
Credit Suisse AG
1.250%, 08/07/26	4,706,000	4,639,155
3.625%, 09/09/24	1,166,000	1,256,744
Credit Suisse Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (a)	711,000	727,016
3.800%, 06/09/23	955,000	1,006,164
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	1,397,000	1,442,693
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	610,000	612,903
1.549%, 09/10/27 (144A)	2,787,000	2,765,130

Banks—(Continued)
Danske Bank A/S
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (a)	544,000	544,062
5.000%, 01/12/22 (144A)	1,557,000	1,575,717
5.000%, 1Y H15 + 1.730%, 01/12/23 (144A) (a)	350,000	354,061
5.375%, 01/12/24 (144A)	2,770,000	3,040,082
Deutsche Bank AG
1.447%, SOFR + 1.131%, 04/01/25 (a)	1,650,000	1,661,396
1.686%, 03/19/26	4,651,000	4,677,430
Discover Bank 3.450%, 07/27/26	621,000	673,242
Emirates NBD Bank PJSC 6.125%, 6Y USD Swap + 3.656%, 03/20/25 (a)	477,000	506,717
Goldman Sachs Group, Inc. (The)
0.855%, SOFR + 0.609%, 02/12/26 (a)	1,751,000	1,734,135
1.295%, 3M LIBOR + 1.170%, 05/15/26 (a)	1,602,000	1,642,122
1.431%, SOFR + 0.798%, 03/09/27 (a)	3,151,000	3,142,335
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	502,000	536,052
3.500%, 01/23/25	1,754,000	1,878,764
3.500%, 04/01/25	16,556,000	17,799,410
3.500%, 11/16/26	2,975,000	3,214,843
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	5,660,000	6,230,143
3.750%, 05/22/25	1,485,000	1,609,250
3.750%, 02/25/26	1,438,000	1,577,968
3.850%, 01/26/27	583,000	640,560
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	325,000	367,289
Grupo Aval, Ltd.
4.375%, 02/04/30 (144A)	1,055,000	1,042,340
4.750%, 09/26/22	204,000	209,355
HSBC Holdings plc
2.206%, SOFR + 1.285%, 08/17/29 (a)	1,186,000	1,176,346
2.804%, SOFR + 1.187%, 05/24/32 (a)	333,000	337,485
4.583%, 3M LIBOR + 1.535%, 06/19/29 (a)	2,495,000	2,832,731
4.700%, 5Y H15 + 3.250%, 03/09/31 (a)	1,807,000	1,831,846
ING Groep NV
4.100%, 10/02/23	346,000	370,347
4.625%, 01/06/26 (144A)	915,000	1,038,419
Itau Unibanco Holding S.A. 2.900%, 01/24/23 (144A)	901,000	914,524
JPMorgan Chase & Co.
0.653%, SOFR + 0.600%, 09/16/24 (a)	375,000	375,936
2.005%, SOFR + 1.585%, 03/13/26 (a)	3,385,000	3,467,206
2.083%, SOFR + 1.850%, 04/22/26 (a)	2,995,000	3,080,542
2.301%, SOFR + 1.160%, 10/15/25 (a)	4,906,000	5,088,563
3.200%, 06/15/26	60,000	64,813
3.509%, 3M LIBOR + 0.945%, 01/23/29 (a)	564,000	613,525
3.540%, 3M LIBOR + 1.380%, 05/01/28 (a)	6,521,000	7,122,472
3.702%, 3M LIBOR + 1.160%, 05/06/30 (a)	652,000	720,025
3.782%, 3M LIBOR + 1.337%, 02/01/28 (a)	1,672,000	1,842,388
3.900%, 07/15/25	1,787,000	1,954,027
3.960%, 3M LIBOR + 1.245%, 01/29/27 (a)	3,085,000	3,404,583
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a)	405,000	469,472
4.005%, 3M LIBOR + 1.120%, 04/23/29 (a)	2,500,000	2,793,588
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	3,966,000	4,247,905
4.032%, 3M LIBOR + 1.460%, 07/24/48 (a)	2,266,000	2,640,789
4.260%, 3M LIBOR + 1.580%, 02/22/48 (a)	563,000	678,832
4.452%, 3M LIBOR + 1.330%, 12/05/29 (a)	389,000	448,059

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	1,496,000	$1,494,742
3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)	846,000	920,822
3.750%, 01/11/27	579,000	636,691
Mitsubishi UFJ Financial Group, Inc.
0.848%, 1Y H15 + 0.680%, 09/15/24 (a)	1,419,000	1,425,314
2.193%, 02/25/25	3,662,000	3,787,877
2.998%, 02/22/22	57,000	57,604
3.455%, 03/02/23	665,000	693,715
Mizuho Financial Group, Inc.
1.979%, SOFR + 1.532%, 09/08/31 (a)	1,417,000	1,367,838
2.201%, SOFR + 1.772%, 07/10/31 (a)	851,000	836,864
2.555%, SOFR + 1.362%, 09/13/25 (a)	4,029,000	4,216,719
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (a)	1,560,000	1,552,583
1.593%, SOFR + 0.879%, 05/04/27 (a)	3,437,000	3,447,225
2.188%, SOFR + 1.990%, 04/28/26 (a)	528,000	545,162
2.239%, SOFR + 1.178%, 07/21/32 (a)	823,000	808,834
2.699%, SOFR + 1.143%, 01/22/31 (a)	6,493,000	6,694,885
3.217%, SOFR + 1.485%, 04/22/42 (a)	1,593,000	1,666,469
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	3,066,000	3,362,291
3.622%, SOFR + 3.120%, 04/01/31 (a)	1,710,000	1,884,704
3.625%, 01/20/27	3,448,000	3,800,861
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	1,405,000	1,554,655
3.875%, 01/27/26	388,000	429,515
4.000%, 07/23/25	259,000	285,341
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	9,249,000	10,679,556
NBK Tier 1 Financing, Ltd. 3.625%, 6Y USD Swap + 2.875%, 08/24/26 (144A) (a)	637,000	634,783
Northern Trust Corp. 3.150%, 05/03/29	558,000	608,983
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (a)	1,673,000	1,675,934
1.532%, 1Y H15 + 1.250%, 08/21/26 (a)	1,998,000	1,993,987
3.571%, 01/10/23	3,656,000	3,687,462
State Street Corp.
3.713%, 3M LIBOR + 3.597%, 12/15/21 (a)	280,000	281,344
5.625%, 3M LIBOR + 2.539%, 12/15/23 (a)	2,815,000	2,979,205
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	200,000	201,610
2.348%, 01/15/25	2,905,000	3,016,391
2.696%, 07/16/24	1,916,000	2,012,507
UBS Group AG
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (a)	2,850,000	2,816,999
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	759,000	774,983
4.375%, 5Y H15 + 3.313%, 02/10/31 (144A) (a)	380,000	383,876
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a)	2,545,000	2,776,493
Wells Fargo & Co. 2.879%, SOFR + 1.432%, 10/30/30 (a)	1,059,000	1,105,978
3.068%, SOFR + 2.530%, 04/30/41 (a)	2,631,000	2,703,597
3.584%, 3M LIBOR + 1.310%, 05/22/28 (a)	1,979,000	2,166,746
4.478%, SOFR + 4.032%, 04/04/31 (a)	739,000	860,408

		299,929,038

Beverages—0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	5,725,000	6,918,323
Anheuser-Busch InBev Finance, Inc. 4.000%, 01/17/43	717,000	790,570
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30	1,298,000	1,421,639
4.000%, 04/13/28	4,844,000	5,466,784
4.600%, 04/15/48	1,886,000	2,251,553
4.750%, 01/23/29	792,000	932,404
Central American Bottling Corp. 5.750%, 01/31/27 (144A)	294,000	302,820
Coca-Cola Co. (The)
1.000%, 03/09/41 (EUR)	810,000	901,577
2.500%, 06/01/40 (f)	345,000	335,316
2.875%, 05/05/41	883,000	910,686
Keurig Dr Pepper, Inc. 3.200%, 05/01/30	1,889,000	2,034,381
PepsiCo, Inc. 3.625%, 03/19/50	328,000	377,842

		22,643,895

Biotechnology—0.3%
Amgen, Inc.
2.450%, 02/21/30	1,335,000	1,363,422
4.400%, 05/01/45	1,997,000	2,388,769
Biogen, Inc.
2.250%, 05/01/30	1,791,000	1,781,386
3.150%, 05/01/50 (f)	821,000	782,524
Gilead Sciences, Inc.
2.800%, 10/01/50 (f)	407,000	383,677
4.150%, 03/01/47	790,000	924,355
4.500%, 02/01/45	420,000	508,700
4.800%, 04/01/44	1,258,000	1,583,219

		9,716,052

Building Materials—0.1%
Carrier Global Corp. 2.242%, 02/15/25	3,973,000	4,116,010
Cemex S.A.B. de C.V. 5.200%, 09/17/30 (144A)	288,000	309,326
Johnson Controls International plc 5.125%, 09/14/45	11,000	14,415
Masonite International Corp. 5.375%, 02/01/28 (144A)	219,000	230,607
Standard Industries, Inc.
4.750%, 01/15/28 (144A)	90,000	93,375
5.000%, 02/15/27 (144A)	215,000	221,719

		4,985,452

Chemicals—0.4%
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	200,000	212,480
5.875%, 01/31/50 (144A) (f)	479,000	544,862
8.500%, 5Y H15 + 8.220%, 01/23/81 (144A) (a)	491,000	562,195

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Dow Chemical Co. (The) 1.125%, 03/15/32 (EUR)	859,000	$1,013,673
DuPont de Nemours, Inc. 4.493%, 11/15/25	2,562,000	2,880,753
Ecolab, Inc. 2.750%, 08/18/55 (144A)	1,808,999	1,738,162
Equate Petrochemical B.V. 2.625%, 04/28/28 (144A)	263,000	264,604
LYB International Finance B.V. 4.875%, 03/15/44	405,000	498,381
LYB International Finance III LLC 4.200%, 05/01/50	813,000	925,972
MEGlobal Canada ULC 5.000%, 05/18/25 (144A)	555,000	612,831
OCP S.A. 3.750%, 06/23/31 (144A)	380,000	378,594
Orbia Advance Corp. S.A.B. de C.V. 1.875%, 05/11/26 (144A)	610,000	611,000
SASOL Financing USA LLC
4.375%, 09/18/26	505,000	512,348
5.500%, 03/18/31	465,000	476,160
5.875%, 03/27/24	289,000	304,606
Sherwin-Williams Co. (The) 2.300%, 05/15/30	1,400,000	1,413,173
Westlake Chemical Corp. 3.375%, 08/15/61	916,000	861,497

		13,811,291

Commercial Services—0.5%
AMN Healthcare, Inc. 4.625%, 10/01/27 (144A)	350,000	363,125
Atento Luxco 1 S.A. 8.000%, 02/10/26 (144A) (f)	200,000	218,512
Global Payments, Inc.
1.200%, 03/01/26	3,897,000	3,857,523
3.200%, 08/15/29	1,420,000	1,501,077
4.800%, 04/01/26	2,735,000	3,098,142
GXO Logistics, Inc.
1.650%, 07/15/26 (144A)	160,000	158,776
2.650%, 07/15/31 (144A)	819,000	813,762
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	553,000	580,221
Moody’s Corp. 3.250%, 01/15/28	399,000	433,334
RELX Capital, Inc.
3.000%, 05/22/30	2,389,000	2,536,175
3.500%, 03/16/23	355,000	369,895
4.000%, 03/18/29	2,546,000	2,865,140
United Rentals North America, Inc.
4.875%, 01/15/28	708,000	748,526
5.250%, 01/15/30	68,000	74,460
5.500%, 05/15/27	440,000	461,837

		18,080,505

Computers—0.6%
Apple, Inc.
2.375%, 02/08/41	385,000	369,785
2.550%, 08/20/60	1,221,000	1,113,030
2.800%, 02/08/61	1,004,000	958,905
3.850%, 05/04/43	1,138,000	1,329,572
Dell International LLC / EMC Corp.
4.900%, 10/01/26	1,374,000	1,582,793
8.350%, 07/15/46	367,000	595,221
Hewlett Packard Enterprise Co. 4.650%, 10/01/24	3,405,000	3,761,499
HP, Inc.
2.650%, 06/17/31 (144A)	156,000	154,455
3.400%, 06/17/30 (f)	340,000	361,711
International Business Machines Corp.
1.950%, 05/15/30 (f)	2,601,000	2,568,853
3.300%, 05/15/26	5,375,000	5,858,430
Leidos, Inc.
2.300%, 02/15/31	1,565,000	1,529,083
4.375%, 05/15/30	2,712,000	3,063,502

		23,246,839

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	367,000	374,799
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A) (f)	438,000	442,927

		817,726

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26	374,000	370,179
4.450%, 10/01/25	309,000	337,748
4.450%, 04/03/26	880,000	958,530
Air Lease Corp. 1.875%, 08/15/26	2,424,000	2,415,536
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A) (f)	1,018,000	1,002,730
Capital One Financial Corp. 3.900%, 01/29/24	1,020,000	1,091,810
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (a)	2,100,000	2,166,150
Discover Financial Services 4.500%, 01/30/26	62,000	69,450
GE Capital International Funding Co. 4.418%, 11/15/35	2,466,000	2,959,329
Intercontinental Exchange, Inc.
1.850%, 09/15/32	1,362,000	1,281,733
3.750%, 09/21/28	610,000	678,792
Intercorp Peru, Ltd. 3.875%, 08/15/29 (144A)	200,000	195,112
Navient Corp.
5.875%, 10/25/24	223,000	238,053
6.750%, 06/25/25	236,000	257,830
6.750%, 06/15/26	233,000	257,146
7.250%, 09/25/23	239,000	260,634

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nomura Holdings, Inc. 2.608%, 07/14/31	2,722,000	$2,712,113
Operadora de Servicios Mega S.A. de C.V. Sofom ER 8.250%, 02/11/25 (144A)	892,000	898,690
ORIX Corp. 2.900%, 07/18/22	22,000	22,448
Rocket Mortgage LLC 5.250%, 01/15/28 (144A)	428,000	461,170
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 3.625%, 03/01/29 (144A)	564,000	570,345
Synchrony Financial
3.700%, 08/04/26 (f)	396,000	429,701
4.500%, 07/23/25 (f)	24,000	26,502
United Wholesale Mortgage LLC 5.500%, 11/15/25 (144A)	1,640,000	1,652,300
XP, Inc. 3.250%, 07/01/26 (144A) (f)	658,000	640,037

		21,954,068

Electric—2.6%
AEP Texas, Inc.
3.450%, 01/15/50	480,000	495,396
3.450%, 05/15/51	982,000	1,014,431
3.950%, 06/01/28	1,018,000	1,133,697
AEP Transmission Co. LLC
2.750%, 08/15/51	230,000	219,260
3.150%, 09/15/49	730,000	753,747
3.650%, 04/01/50	1,032,000	1,152,478
3.800%, 06/15/49	840,000	959,262
Alabama Power Co.
3.125%, 07/15/51 (f)	315,000	322,877
3.450%, 10/01/49	637,000	687,645
3.750%, 03/01/45	554,000	621,280
4.150%, 08/15/44	10,000	11,721
6.000%, 03/01/39	34,000	47,717
Ameren Illinois Co.
3.250%, 03/15/50	775,000	823,391
3.800%, 05/15/28	800,000	895,038
Baltimore Gas & Electric Co.
3.200%, 09/15/49	625,000	650,370
3.500%, 08/15/46	980,000	1,062,889
3.750%, 08/15/47	699,000	790,567
Calpine Corp. 4.500%, 02/15/28 (144A)	3,173,000	3,236,460
Capex S.A. 6.875%, 05/15/24 (144A)	231,000	215,613
CenterPoint Energy Houston Electric LLC
2.350%, 04/01/31	1,250,000	1,274,555
3.350%, 04/01/51	870,000	947,154
3.950%, 03/01/48	406,000	483,319
Colbun S.A. 3.150%, 03/06/30 (144A)	200,000	205,702
Commonwealth Edison Co.
3.125%, 03/15/51	775,000	798,687
4.000%, 03/01/48	694,000	815,321

Electric—(Continued)
Consumers Energy Co.
2.650%, 08/15/52	97,000	91,769
3.100%, 08/15/50	445,000	459,736
3.500%, 08/01/51 (f)	615,000	678,365
3.750%, 02/15/50	1,357,000	1,563,956
3.950%, 07/15/47	337,000	392,819
DTE Electric Co.
3.250%, 04/01/51	353,000	373,305
3.950%, 03/01/49	355,000	419,154
4.050%, 05/15/48	1,373,000	1,632,612
Duke Energy Carolinas LLC
3.450%, 04/15/51	1,481,000	1,600,481
3.950%, 11/15/28	321,000	364,821
3.950%, 03/15/48	9,000	10,413
Duke Energy Florida LLC
1.750%, 06/15/30	1,249,000	1,211,122
2.500%, 12/01/29	3,592,000	3,715,138
3.800%, 07/15/28	328,000	366,274
Duke Energy Progress LLC
2.900%, 08/15/51	865,000	847,555
3.450%, 03/15/29 (f)	1,992,000	2,202,223
Edison International
2.400%, 09/15/22	1,991,000	2,023,173
3.125%, 11/15/22	9,000	9,227
4.950%, 04/15/25	608,000	669,442
Empresas Publicas de Medellin E.S.P.
4.250%, 07/18/29 (144A)	323,000	321,627
4.375%, 02/15/31 (144A)	253,000	250,242
Entergy Arkansas LLC 3.350%, 06/15/52	523,000	551,928
Entergy Louisiana LLC 4.200%, 09/01/48	1,310,000	1,569,959
Eskom Holdings SOC, Ltd. 7.125%, 02/11/25	741,000	770,504
Exelon Corp.
4.700%, 04/15/50	731,000	923,717
5.100%, 06/15/45	166,000	217,776
FEL Energy VI Sarl 5.750%, 12/01/40 (f)	476,422	498,461
FirstEnergy Corp.
2.050%, 03/01/25	272,000	274,720
2.250%, 09/01/30	849,000	819,285
2.650%, 03/01/30	972,000	967,140
3.400%, 03/01/50	850,000	817,156
4.400%, 07/15/27	1,223,000	1,341,850
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,191,000	3,469,939
4.550%, 04/01/49 (144A)	2,814,000	3,293,483
Florida Power & Light Co.
3.150%, 10/01/49	1,708,000	1,808,526
3.700%, 12/01/47	410,000	473,280
3.950%, 03/01/48	1,403,000	1,693,951
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	1,023,000	815,853

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Genneia S.A. 8.750%, 09/02/27 (144A)	338,670	$324,107
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	240,000	268,862
MidAmerican Energy Co.
2.700%, 08/01/52	281,000	269,935
3.100%, 05/01/27	70,000	76,116
3.150%, 04/15/50	680,000	711,737
3.650%, 04/15/29	2,047,000	2,290,552
4.250%, 07/15/49	687,000	848,987
Northern States Power Co.
2.250%, 04/01/31	10,000	10,173
2.600%, 06/01/51	536,000	508,229
2.900%, 03/01/50	356,000	357,595
4.000%, 08/15/45	471,000	556,387
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	1,791,000	1,817,454
4.450%, 06/15/29 (144A)	1,196,000	1,323,244
5.250%, 06/15/29 (144A)	320,000	340,400
5.750%, 01/15/28	357,000	379,759
NSTAR Electric Co. 3.950%, 04/01/30	442,000	504,731
Ohio Power Co.
1.625%, 01/15/31	1,525,000	1,455,924
2.900%, 10/01/51	998,000	964,335
4.000%, 06/01/49	386,000	449,662
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	937,000	978,248
3.700%, 11/15/28	1,155,000	1,305,741
3.800%, 06/01/49	243,000	284,161
5.750%, 03/15/29	10,000	12,465
PECO Energy Co. 3.050%, 03/15/51	1,079,000	1,097,976
Public Service Electric & Gas Co
2.050%, 08/01/50	422,000	362,720
3.000%, 03/01/51	394,000	404,728
3.650%, 09/01/28	1,343,000	1,501,557
Southern California Edison Co.
1.200%, 02/01/26	617,000	611,503
1.845%, 02/01/22	52,143	52,303
2.250%, 06/01/30	1,858,000	1,823,912
2.500%, 06/01/31	777,000	779,744
3.700%, 08/01/25	1,500,000	1,630,921
4.200%, 03/01/29	324,000	363,021
Southwestern Public Service Co. 3.150%, 05/01/50	1,333,000	1,396,751
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 4.850%, 10/14/38 (144A)	505,000	564,337
Tampa Electric Co. 4.450%, 06/15/49	828,000	1,022,852
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	3,450,000	3,706,540
Virginia Electric & Power Co.
3.500%, 03/15/27	703,000	775,884
4.000%, 01/15/43	1,226,000	1,405,518

Electric—(Continued)
Vistra Operations Co. LLC
4.300%, 07/15/29 (144A)	2,473,000	2,635,615
5.000%, 07/31/27 (144A)	561,000	579,232
5.500%, 09/01/26 (144A)	435,000	446,941
5.625%, 02/15/27 (144A)	563,000	582,739

		96,913,157

Electronics—0.1%
Agilent Technologies, Inc.
2.100%, 06/04/30	1,723,000	1,705,620
2.300%, 03/12/31	428,000	428,435
3.050%, 09/22/26	680,000	729,176

		2,863,231

Energy-Alternate Sources—0.0%
Continuum Energy Levanter Pte, Ltd. 4.500%, 02/09/27 (144A)	372,188	385,214
Renewable Energy Group, Inc. 5.875%, 06/01/28 (144A)	130,000	134,388

		519,602

Engineering & Construction—0.1%
Aeropuerto Internacional de Tocumen S.A. 5.125%, 08/11/61 (144A)	210,000	219,870
Mexico City Airport Trust 5.500%, 07/31/47	1,388,000	1,418,009
Stoneway Capital Corp.
10.000%, 03/01/27† (144A) (h)	1,137,974	290,195
10.000%, 03/01/27 (h)	1,193,766	304,422
Weekley Homes LLC / Weekley Finance Corp. 4.875%, 09/15/28 (144A)	318,000	330,720

		2,563,216

Entertainment—0.3%
Affinity Gaming 6.875%, 12/15/27 (144A)	353,000	371,259
Caesars Entertainment, Inc. 4.625%, 10/15/29 (144A)	210,000	212,625
6.250%, 07/01/25 (144A)	2,452,000	2,581,361
8.125%, 07/01/27 (144A) (f)	761,000	855,535
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, 10/15/25 (144A) (f)	756,000	766,282
5.750%, 07/01/25 (144A)	460,000	484,943
Cedar Fair L.P. 5.250%, 07/15/29 (f)	451,000	462,275
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.375%, 04/15/27	451,000	463,403
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	272,000	284,580
5.500%, 04/01/27 (144A) (f)	537,000	557,137
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	609,000	620,419

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc. 8.500%, 11/15/27 (144A)	1,550,000	$1,664,312
Scientific Games International, Inc. 5.000%, 10/15/25 (144A)	142,000	146,083
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	931,000	937,982
7.750%, 04/15/25 (144A)	1,027,000	1,083,506

		11,491,702

Environmental Control—0.1%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	371,000	384,913
Republic Services, Inc. 3.950%, 05/15/28	584,000	658,831
Waste Management, Inc.
1.150%, 03/15/28	1,795,000	1,728,453
2.000%, 06/01/29	415,000	416,789
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	227,000	229,270

		3,418,256

Food—0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
4.875%, 02/15/30 (144A)	90,000	96,975
5.875%, 02/15/28 (144A)	557,000	593,205
BRF GmbH 4.350%, 09/29/26 (144A)	580,000	596,536
BRF S.A. 5.750%, 09/21/50 (144A) (f)	450,000	431,415
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A)	509,000	530,638
Frigorifico Concepcion S.A. 7.700%, 07/21/28 (144A)	220,000	227,702
Grupo KUO S.A.B. de C.V. 5.750%, 07/07/27 (144A)	321,000	331,433
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.500%, 01/15/30 (144A)	111,000	123,456
6.500%, 04/15/29 (144A)	637,000	711,848
6.750%, 02/15/28 (144A)	407,000	441,090
Mondelez International, Inc. 2.750%, 04/13/30 (f)	1,287,000	1,346,628
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	490,000	513,030
Pilgrim’s Pride Corp. 5.875%, 09/30/27 (144A)	842,000	895,256
Post Holdings, Inc.
5.500%, 12/15/29 (144A)	349,000	369,940
5.625%, 01/15/28 (144A)	443,000	465,416
5.750%, 03/01/27 (144A)	605,000	628,731

		8,303,299

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (f)	496,000	509,640

Forest Products & Paper—0.1%
Georgia-Pacific LLC
0.950%, 05/15/26 (144A)	744,000	734,460
1.750%, 09/30/25 (144A)	836,000	855,807
2.300%, 04/30/30 (144A)	664,000	676,031
8.875%, 05/15/31	376,000	586,889
International Paper Co.
4.800%, 06/15/44	352,000	443,828
6.000%, 11/15/41	367,000	513,099
Suzano Austria GmbH
3.125%, 01/15/32 (f)	400,000	386,300
3.750%, 01/15/31	135,000	138,679

		4,335,093

Gas—0.1%
Atmos Energy Corp. 4.125%, 03/15/49	368,000	427,643
CenterPoint Energy Resources Corp. 1.750%, 10/01/30	2,530,000	2,430,479
ONE Gas, Inc. 2.000%, 05/15/30	370,000	362,362
Piedmont Natural Gas Co., Inc. 2.500%, 03/15/31	810,000	814,310
Promigas S.A. ESP / Gases del Pacifico SAC
3.750%, 10/16/29 (144A)	200,000	200,980
3.750%, 10/16/29	266,000	267,303

		4,503,077

Healthcare-Products—0.3%
Boston Scientific Corp. 2.650%, 06/01/30	1,187,000	1,224,946
DH Europe Finance II Sarl 1.800%, 09/18/49 (EUR)	700,000	851,050
Medtronic Global Holdings SCA
1.500%, 07/02/39 (EUR)	630,000	758,659
1.750%, 07/02/49 (EUR)	700,000	850,061
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/29 (144A)	3,719,000	3,719,000
Thermo Fisher Scientific, Inc.
1.875%, 10/01/49 (EUR)	1,500,000	1,825,791
2.800%, 10/15/41	540,000	538,624

		9,768,131

Healthcare-Services—0.9%
Aetna, Inc. 4.500%, 05/15/42	639,000	763,577
Anthem, Inc.
3.125%, 05/15/50	372,000	376,245
3.600%, 03/15/51	778,000	849,953
4.101%, 03/01/28	1,045,000	1,182,953
Centene Corp.
2.450%, 07/15/28	1,230,000	1,236,150

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Centene Corp.
2.625%, 08/01/31	836,000	$830,349
4.625%, 12/15/29	315,000	343,287
Charles River Laboratories International, Inc. 4.250%, 05/01/28 (144A)	135,000	140,110
DaVita, Inc. 4.625%, 06/01/30 (144A)	1,206,000	1,240,505
Encompass Health Corp.
4.500%, 02/01/28	223,000	230,247
4.750%, 02/01/30	225,000	236,644
HCA, Inc.
2.375%, 07/15/31	3,612,000	3,549,798
3.500%, 09/01/30	611,000	647,287
4.750%, 05/01/23	1,347,000	1,431,230
5.250%, 04/15/25	5,229,000	5,927,351
5.250%, 06/15/26	1,156,000	1,326,533
5.375%, 02/01/25 (f)	679,000	758,782
5.625%, 09/01/28	135,000	160,609
5.875%, 02/01/29	158,000	189,867
Humana, Inc. 4.875%, 04/01/30	713,000	846,697
Rede D’or Finance Sarl 4.500%, 01/22/30 (144A)	213,000	212,137
Select Medical Corp. 6.250%, 08/15/26 (144A)	2,969,000	3,122,200
Tenet Healthcare Corp.
4.250%, 06/01/29 (144A)	857,000	869,855
4.625%, 09/01/24 (144A)	256,000	261,760
4.625%, 06/15/28 (144A)	92,000	95,327
4.875%, 01/01/26 (144A)	885,000	915,904
5.125%, 11/01/27 (144A)	135,000	140,738
6.250%, 02/01/27 (144A) (f)	1,353,000	1,403,737
UnitedHealth Group, Inc.
2.750%, 05/15/40	696,000	696,214
3.250%, 05/15/51	358,000	378,569
4.250%, 06/15/48	348,000	427,936
4.450%, 12/15/48	351,000	445,098
4.625%, 07/15/35	386,000	479,553
4.625%, 11/15/41	807,000	1,012,658
4.750%, 07/15/45	424,000	555,708

		33,285,568

Home Builders—0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	202,000	203,965
6.625%, 01/15/28 (144A)	1,207,000	1,282,437
Beazer Homes USA, Inc. 7.250%, 10/15/29 (f)	1,030,000	1,134,287
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
5.000%, 06/15/29 (144A)	265,000	270,976
6.250%, 09/15/27 (144A)	533,000	560,327
Century Communities, Inc. 6.750%, 06/01/27	239,000	255,130
DR Horton, Inc. 1.300%, 10/15/26	3,387,000	3,348,835

Home Builders—(Continued)
Forestar Group, Inc.
3.850%, 05/15/26 (144A)	242,000	241,698
5.000%, 03/01/28 (144A)	659,000	680,418
Homes By West Bay LLC 9.500%, 04/30/27 (i) (j)	1,259,000	1,235,457
M/I Homes, Inc. 4.950%, 02/01/28	1,010,000	1,056,712
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	662,000	676,468
5.250%, 12/15/27 (144A)	604,000	631,180
New Home Co., Inc. (The) 7.250%, 10/15/25 (144A)	215,000	226,238
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	45,000	51,300
TRI Pointe Homes, Inc. 5.700%, 06/15/28	60,000	65,250

		11,920,678

Insurance—0.4%
Ambac Assurance Corp. 5.100%, (144A) (k)	162,922	230,534
American International Group, Inc.
3.400%, 06/30/30	1,646,000	1,796,099
4.375%, 01/15/55	393,000	481,941
4.500%, 07/16/44 (f)	820,000	1,001,135
Aon Corp.
2.800%, 05/15/30	1,253,000	1,308,950
3.750%, 05/02/29 (f)	2,463,000	2,741,648
4.500%, 12/15/28	1,072,000	1,236,531
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	325,000	384,400
Marsh & McLennan Cos., Inc.
1.349%, 09/21/26 (EUR)	830,000	1,015,146
1.979%, 03/21/30 (EUR)	1,046,000	1,342,939
2.250%, 11/15/30	1,712,000	1,724,333
Sitka Holdings LLC 5.250%, 3M LIBOR + 4.500%, 07/06/26 (144A) (a)	920,000	933,503
Trinity Acquisition plc 4.400%, 03/15/26	190,000	212,287

		14,409,446

Internet — 0.2%
Amazon.com, Inc. 2.500%, 06/03/50	3,129,000	2,930,472
eBay, Inc. 1.400%, 05/10/26	2,118,000	2,124,812
Expedia Group, Inc. 2.950%, 03/15/31	403,000	407,256
Netflix, Inc.
4.875%, 04/15/28	145,000	167,112
4.875%, 06/15/30 (144A)	90,000	105,975
5.375%, 11/15/29 (144A)	80,000	96,900
6.375%, 05/15/29	72,000	91,080

		5,923,607

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Investment Companies—0.0%
MDGH - GMTN B.V.
2.500%, 11/07/24 (144A)	572,000	$597,305
2.875%, 11/07/29 (144A)	382,000	402,055

		999,360

Iron/Steel—0.0%
Nucor Corp. 3.950%, 05/01/28	341,000	382,997
Vale Overseas, Ltd. 3.750%, 07/08/30 (f)	435,000	450,638

		833,635

Lodging—0.1%
Boyd Gaming Corp. 8.625%, 06/01/25 (144A)	302,000	327,293
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	90,000	96,548
Marriott International, Inc.
2.850%, 04/15/31	746,000	755,535
4.625%, 06/15/30	373,000	426,139
Marriott Ownership Resorts, Inc. 6.125%, 09/15/25 (144A)	706,000	745,713
MGM Resorts International
4.625%, 09/01/26	35,000	36,706
5.500%, 04/15/27	59,000	64,015
5.750%, 06/15/25	59,000	64,310
Station Casinos LLC 5.000%, 10/01/25 (144A)	181,000	183,570
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A) (f)	498,000	502,970
5.500%, 03/01/25 (144A)	998,000	1,017,960

		4,220,759

Machinery-Diversified—0.1%
CNH Industrial Capital LLC 4.200%, 01/15/24	3,193,000	3,426,851
Otis Worldwide Corp. 2.565%, 02/15/30	939,000	963,987
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	926,000	970,425

		5,361,263

Media—1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30 (144A)	658,000	687,923
5.000%, 02/01/28 (144A)	1,253,000	1,308,007
5.125%, 05/01/27 (144A)	1,191,000	1,240,200
5.375%, 06/01/29 (144A)	569,000	614,520
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.250%, 01/15/29	203,000	202,840
3.850%, 04/01/61	903,000	861,185
3.950%, 06/30/62	665,000	641,519
4.400%, 12/01/61	849,000	882,926

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
5.125%, 07/01/49	2,120,000	2,493,645
5.375%, 05/01/47	745,000	891,985
5.750%, 04/01/48	534,000	674,598
6.484%, 10/23/45	3,637,000	4,944,794
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A)	640,000	662,278
Comcast Corp.
1.950%, 01/15/31	3,510,000	3,444,503
2.450%, 08/15/52 (f)	420,000	370,629
2.650%, 02/01/30 (f)	2,934,000	3,061,030
2.887%, 11/01/51 (144A)	1,312,000	1,258,441
2.937%, 11/01/56 (144A)	1,060,000	1,001,261
3.400%, 07/15/46	1,411,000	1,496,397
3.969%, 11/01/47	780,000	890,615
3.999%, 11/01/49	2,672,000	3,094,628
4.150%, 10/15/28	723,000	831,475
COX Communications, Inc.
3.150%, 08/15/24 (144A)	1,381,000	1,462,034
3.600%, 06/15/51 (144A)	1,330,000	1,394,753
CSC Holdings LLC
5.750%, 01/15/30 (144A)	845,000	859,133
7.500%, 04/01/28 (144A) (f)	387,000	418,261
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26† (144A)	255,000	168,300
Discovery Communications LLC 1.900%, 03/19/27 (EUR)	1,804,000	2,226,862
Gray Television, Inc. 7.000%, 05/15/27 (144A)	367,000	393,608
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	45,000	46,373
5.250%, 08/15/27 (144A)	324,000	336,655
6.375%, 05/01/26	362,706	382,709
Nexstar Broadcasting, Inc.
4.750%, 11/01/28 (144A)	433,000	449,177
5.625%, 07/15/27 (144A)	523,000	553,321
Sirius XM Radio, Inc.
5.000%, 08/01/27 (144A)	650,000	679,250
5.500%, 07/01/29 (144A)	544,000	588,200
TEGNA, Inc.
4.625%, 03/15/28	832,000	850,595
5.000%, 09/15/29 (f)	99,000	101,975
ViacomCBS, Inc.
4.375%, 03/15/43	336,000	384,371
5.850%, 09/01/43	1,152,000	1,569,920
VTR Comunicaciones S.p.A. 4.375%, 04/15/29 (144A)	430,000	442,900
Walt Disney Co. (The)
2.750%, 09/01/49	2,280,000	2,189,212
4.700%, 03/23/50	506,000	663,432
Ziggo B.V. 5.500%, 01/15/27 (144A)	687,000	710,186
Ziggo Bond Co. B.V. 6.000%, 01/15/27 (144A)	178,000	184,018

		48,610,644

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—0.0%
HTA Group, Ltd. 7.000%, 12/18/25 (144A)	410,000	$430,500

Mining—0.3%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	482,000	478,776
2.875%, 03/17/31 (144A)	617,000	619,098
5.625%, 04/01/30 (144A)	802,000	967,953
AngloGold Ashanti Holdings plc 3.750%, 10/01/30	200,000	205,196
FMG Resources August 2006 Pty, Ltd. 4.500%, 09/15/27 (144A)	54,000	57,102
Freeport-McMoRan, Inc. 5.250%, 09/01/29	54,000	58,658
Glencore Funding LLC
1.625%, 04/27/26 (144A)	3,350,000	3,334,047
2.500%, 09/01/30 (144A) (f)	3,240,000	3,171,890
2.625%, 09/23/31 (144A)	289,000	283,018
2.850%, 04/27/31 (144A)	1,050,000	1,056,279
3.375%, 09/23/51 (144A)	126,000	119,720
Newmont Corp. 2.250%, 10/01/30	1,311,000	1,304,101
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	900,000	898,875
Vedanta Resources, Ltd. 6.125%, 08/09/24 (144A)	225,000	201,937

		12,756,650

Miscellaneous Manufacturing—0.1%
General Electric Co.
4.250%, 05/01/40	4,000	4,673
4.350%, 05/01/50	362,000	437,096
4.500%, 03/11/44	13,000	15,676
6.875%, 01/10/39	177,000	263,787
Parker-Hannifin Corp. 3.250%, 03/01/27	435,000	472,348
Textron, Inc.
2.450%, 03/15/31	446,000	446,898
3.900%, 09/17/29	1,540,000	1,706,673

		3,347,151

Oil & Gas—0.9%
BP Capital Markets America, Inc.
3.001%, 03/17/52	870,000	831,883
3.379%, 02/08/61	581,000	578,186
3.790%, 02/06/24	1,243,000	1,330,850
California Resources Corp. 7.125%, 02/01/26 (144A) (f)	278,000	293,375
Cenovus Energy, Inc. 3.750%, 02/15/52	131,000	127,299
Centennial Resource Production LLC 5.375%, 01/15/26 (144A) (f)	75,000	73,598
Chesapeake Energy Corp. 5.500%, 02/01/26 (144A)	276,000	288,420

Oil & Gas—(Continued)
Chevron USA, Inc.
2.343%, 08/12/50	672,000	605,605
4.950%, 08/15/47	565,000	754,444
Citgo Holding, Inc. 9.250%, 08/01/24 (144A)	375,000	377,812
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	230,000	235,394
Devon Energy Corp.
4.500%, 01/15/30 (144A) (f)	268,000	292,090
5.850%, 12/15/25 (f)	250,000	289,264
Diamondback Energy, Inc.
3.125%, 03/24/31	2,761,000	2,866,929
3.500%, 12/01/29 (f)	2,590,000	2,769,841
Ecopetrol S.A.
5.375%, 06/26/26	292,000	317,360
6.875%, 04/29/30	1,287,000	1,506,433
EOG Resources, Inc. 4.150%, 01/15/26	721,000	804,512
Exxon Mobil Corp. 1.408%, 06/26/39 (EUR)	1,740,000	1,949,274
Frontera Energy Corp. 7.875%, 06/21/28 (144A)	395,000	383,150
Geopark, Ltd. 5.500%, 01/17/27 (144A)	200,000	197,052
Great Western Petroleum LLC / Great Western Finance Corp. 12.000%, 09/01/25 (144A)	449,000	455,863
Marathon Petroleum Corp.
4.500%, 04/01/48	50,000	56,606
5.850%, 12/15/45	360,000	461,863
Matador Resources Co. 5.875%, 09/15/26 (f)	94,000	97,168
MC Brazil Downstream Trading S.a.r.l. 7.250%, 06/30/31 (144A)	430,000	432,365
Odebrecht Offshore Drilling Finance, Ltd. 7.720%, 12/01/26 (144A) (g)	238	56
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/24	379,000	415,228
OQ SAOC 5.125%, 05/06/28 (144A)	205,000	207,353
Petrobras Global Finance B.V.
5.299%, 01/27/25	601,000	671,557
6.250%, 03/17/24	168,000	187,656
Petroleos Mexicanos
5.350%, 02/12/28	400,000	394,200
5.625%, 01/23/46	62,000	49,798
6.350%, 02/12/48 (f)	254,000	214,621
6.500%, 01/23/29	1,388,000	1,426,725
6.875%, 10/16/25	942,000	1,031,490
6.950%, 01/28/60	176,000	153,806
7.190%, 09/12/24 (MXN)	10,225,600	471,062
7.690%, 01/23/50	452,000	427,999
Pioneer Natural Resources Co. 2.150%, 01/15/31 (f)	781,000	759,450
Puma International Financing S.A. 5.125%, 10/06/24 (144A)	524,000	524,933

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Qatar Petroleum
3.125%, 07/12/41 (144A)	291,000	$290,860
3.300%, 07/12/51 (144A)	511,000	516,110
Shelf Drilling Holdings Ltd. 8.875%, 11/15/24 (144A)	72,000	73,800
Shell International Finance B.V. 2.375%, 11/07/29	2,496,000	2,592,781
SM Energy Co. 10.000%, 01/15/25 (144A) (f)	1,129,000	1,259,264
Suncor Energy, Inc.
6.500%, 06/15/38	417,000	579,345
6.850%, 06/01/39	89,000	128,265
Sunoco L.P. / Sunoco Finance Corp. 6.000%, 04/15/27 (f)	119,000	123,909
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	1,447,000	1,481,366
YPF S.A. 7.000%, 12/15/47 (144A)	509,000	335,945

		32,694,215

Oil & Gas Services—0.0%
Bristow Group, Inc. 6.875%, 03/01/28 (144A)	440,000	457,829

Packaging & Containers—0.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.250%, 08/15/27 (144A)	210,000	213,781
Ball Corp. 4.875%, 03/15/26	68,000	74,970
Klabin Austria GmbH 3.200%, 01/12/31 (144A)	340,000	324,278
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	327,000	345,803
Packaging Corp. of America 3.050%, 10/01/51	340,000	335,255

		1,294,087

Pharmaceuticals—1.4%
AbbVie, Inc.
2.600%, 11/21/24	7,269,000	7,641,391
3.200%, 05/14/26	3,575,000	3,857,059
3.800%, 03/15/25	1,369,000	1,486,532
4.250%, 11/21/49	330,000	390,869
4.450%, 05/14/46	1,480,000	1,783,461
4.500%, 05/14/35	1,765,000	2,109,811
4.550%, 03/15/35	883,000	1,058,197
4.850%, 06/15/44	49,000	61,648
AstraZeneca plc 1.375%, 08/06/30	2,541,000	2,418,069
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	745,000	793,574
9.250%, 04/01/26 (144A)	639,000	682,436
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	235,000	243,519
5.750%, 08/15/27 (144A)	183,000	191,693
7.000%, 01/15/28 (144A)	308,000	315,608
7.250%, 05/30/29 (144A)	318,000	325,902
9.000%, 12/15/25 (144A)	647,000	682,892

Pharmaceuticals—(Continued)
Cigna Corp.
3.400%, 03/01/27	1,374,000	1,501,450
3.750%, 07/15/23	16,000	16,912
4.375%, 10/15/28	3,882,000	4,486,096
CVS Health Corp.
3.250%, 08/15/29	4,771,000	5,128,062
3.750%, 04/01/30	3,917,000	4,351,603
5.125%, 07/20/45	1,730,000	2,229,500
Elanco Animal Health, Inc. 5.900%, 08/28/28	65,000	76,050
Eli Lilly & Co. 1.700%, 11/01/49 (EUR)	700,000	892,748
Johnson & Johnson 3.750%, 03/03/47	298,000	354,393
Merck & Co., Inc.
2.450%, 06/24/50	408,000	379,990
4.000%, 03/07/49	345,000	415,139
Pfizer, Inc.
1.700%, 05/28/30 (f)	1,212,000	1,195,226
2.625%, 04/01/30	1,761,000	1,859,492
Takeda Pharmaceutical Co., Ltd.
2.000%, 07/09/40 (EUR)	1,790,000	2,225,534
2.050%, 03/31/30	1,982,000	1,950,912
5.000%, 11/26/28	607,000	725,189

		51,830,957

Pipelines—1.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.625%, 12/15/25 (144A)	160,000	173,000
Boardwalk Pipelines L.P. 4.800%, 05/03/29	275,000	314,850
Buckeye Partners L.P.
3.950%, 12/01/26	54,000	55,080
4.125%, 03/01/25 (144A)	219,000	226,941
4.150%, 07/01/23	391,000	402,730
4.350%, 10/15/24	500,000	525,000
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,320,000	1,409,896
3.402%, 01/15/38 (144A)	1,690,000	1,776,121
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	2,439,000	2,819,745
5.875%, 03/31/25	2,204,000	2,489,706
Cheniere Energy Partners L.P.
3.250%, 01/31/32 (144A)	218,000	218,719
4.500%, 10/01/29	135,000	143,523
Cheniere Energy, Inc. 4.625%, 10/15/28	426,000	448,898
DCP Midstream Operating L.P.
5.125%, 05/15/29	54,000	60,764
5.375%, 07/15/25	74,000	81,770
Energy Transfer L.P.
2.900%, 05/15/25	5,037,000	5,279,742
4.250%, 04/01/24	1,343,000	1,437,546
5.950%, 12/01/25	1,310,000	1,519,329
6.100%, 02/15/42	353,000	437,341
6.500%, 02/01/42	1,104,000	1,434,342

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enterprise Products Operating LLC
3.125%, 07/31/29	3,477,000	$3,734,249
3.300%, 02/15/53	326,000	317,929
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/34 (144A)	470,000	461,234
2.940%, 09/30/40 (144A)	535,000	533,884
Kinder Morgan Energy Partners L.P.
4.700%, 11/01/42	512,000	585,472
6.950%, 01/15/38	503,000	712,877
MPLX L.P.
1.750%, 03/01/26	1,411,000	1,419,689
4.875%, 12/01/24	492,000	544,963
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	1,957,000	2,005,150
4.875%, 08/15/27 (144A)	990,000	1,123,619
Northwest Pipeline LLC 4.000%, 04/01/27	2,329,000	2,579,223
Rattler Midstream L.P. 5.625%, 07/15/25 (144A)	225,000	234,292
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	860,000	988,665
5.625%, 04/15/23	1,735,000	1,843,809
5.625%, 03/01/25	10,394,000	11,796,628
5.750%, 05/15/24	3,188,000	3,550,504
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	68,000	71,400
5.375%, 02/01/27	216,000	223,819
5.500%, 03/01/30	90,000	98,409
6.500%, 07/15/27	345,000	371,989
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	1,732,000	1,873,435
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	509,000	599,567
Transcontinental Gas Pipe Line Co. LLC
3.950%, 05/15/50	686,000	769,238
4.000%, 03/15/28	2,280,000	2,548,327
7.850%, 02/01/26	3,110,000	3,877,548

		64,120,962

Real Estate—0.1%
Arabian Centres Sukuk II, Ltd. 5.625%, 10/07/26 (144A)	515,000	535,909
Arabian Centres Sukuk, Ltd. 5.375%, 11/26/24	285,000	294,855
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	794,000	829,730
Howard Hughes Corp. (The) 5.375%, 08/01/28 (144A)	749,000	789,259
MAF Global Securities, Ltd.
4.750%, 05/07/24	204,000	220,646
5.500%, 5Y USD Swap + 3.476%, 09/07/22 (a)	255,000	259,144

		2,929,543

Real Estate Investment Trusts—1.3%
American Tower Corp.
1.300%, 09/15/25	17,000	17,003

Real Estate Investment Trusts—(Continued)
American Tower Corp.
2.400%, 03/15/25 (f)	3,116,000	3,239,851
3.800%, 08/15/29	2,091,000	2,318,704
5.000%, 02/15/24	292,000	320,817
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	560,000	587,817
Crown Castle International Corp.
1.050%, 07/15/26	916,000	896,479
2.100%, 04/01/31	382,000	367,746
3.100%, 11/15/29	2,982,000	3,132,927
3.300%, 07/01/30	1,604,000	1,709,453
Digital Dutch Finco B.V. 1.500%, 03/15/30 (EUR)	1,550,000	1,883,563
Duke Realty L.P. 1.750%, 02/01/31	1,944,000	1,852,331
Equinix, Inc. 1.000%, 09/15/25	2,628,000	2,591,909
2.150%, 07/15/30	1,036,000	1,015,992
2.500%, 05/15/31	664,000	668,518
GLP Capital L.P. / GLP Financing II, Inc.
4.000%, 01/15/30	3,226,000	3,464,143
4.000%, 01/15/31	1,386,000	1,494,940
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	278,000	302,325
5.625%, 05/01/24	965,000	1,049,437
5.750%, 02/01/27	530,000	609,500
MPT Operating Partnership L.P. / MPT Finance Corp.
4.625%, 08/01/29	80,000	85,840
5.000%, 10/15/27	605,000	637,519
5.250%, 08/01/26	45,000	46,294
National Retail Properties, Inc.
3.000%, 04/15/52	439,000	415,493
3.500%, 04/15/51	1,707,000	1,776,050
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875%, 05/15/29 (144A)	892,000	918,069
Prologis Euro Finance LLC 1.500%, 09/10/49 (EUR)	1,255,000	1,419,337
Realty Income Corp. 3.250%, 01/15/31	920,000	998,349
RHP Hotel Properties L.P. / RHP Finance Corp. 4.750%, 10/15/27	377,000	390,184
Service Properties Trust
4.350%, 10/01/24	233,000	236,083
4.500%, 06/15/23	1,350,000	1,377,027
5.000%, 08/15/22	789,000	793,931
5.500%, 12/15/27	135,000	143,871
7.500%, 09/15/25	264,000	296,403
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A) (f)	5,159,000	5,262,180
3.750%, 02/15/27 (144A)	804,000	832,140
4.125%, 08/15/30 (144A)	958,000	1,015,480
4.250%, 12/01/26 (144A)	2,843,000	2,969,030
4.625%, 12/01/29 (144A)	90,000	96,750
XHR L.P.
4.875%, 06/01/29 (144A)	137,000	140,711

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
XHR L.P.
6.375%, 08/15/25 (144A)	236,000	$250,368

		47,624,564

Retail—0.7%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	68,000	68,670
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,338,000	2,574,689
Golden Nugget, Inc. 6.750%, 10/15/24 (144A) (f)	730,000	730,949
Grupo Axo SAPI de C.V. 5.750%, 06/08/26 (144A)	226,000	231,650
Home Depot, Inc. (The)
2.750%, 09/15/51	290,000	282,395
2.950%, 06/15/29	3,725,000	4,020,639
InRetail Consumer 3.250%, 03/22/28 (144A)	330,000	330,825
JSM Global S.a.r.l. 4.750%, 10/20/30 (144A)	448,000	455,845
Lowe’s Cos., Inc.
1.300%, 04/15/28	503,000	489,333
2.800%, 09/15/41 (f)	676,000	657,588
3.650%, 04/05/29	931,000	1,030,783
4.000%, 04/15/25	4,711,000	5,162,367
McDonald’s Corp.
2.125%, 03/01/30 (f)	640,000	645,966
3.600%, 07/01/30	1,525,000	1,696,122
3.625%, 09/01/49	343,000	374,000
4.200%, 04/01/50	17,000	20,266
4.450%, 09/01/48	522,000	640,946
4.875%, 12/09/45	908,000	1,154,478
Rite Aid Corp. 7.500%, 07/01/25 (144A)	108,000	107,975
SRS Distribution, Inc. 4.625%, 07/01/28 (144A)	147,000	149,969
Starbucks Corp.
2.250%, 03/12/30	507,000	511,097
2.550%, 11/15/30	2,171,000	2,230,047
Walmart, Inc. 2.650%, 09/22/51	689,000	685,837

		24,252,436

Semiconductors—1.0%
Applied Materials, Inc. 2.750%, 06/01/50	659,000	645,415
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	1,941,000	2,133,004
Broadcom, Inc.
2.600%, 02/15/33 (144A)	1,334,000	1,281,425
3.150%, 11/15/25	383,000	409,344
3.419%, 04/15/33 (144A)	1,929,000	1,996,846
3.469%, 04/15/34 (144A)	2,539,000	2,614,502
4.150%, 11/15/30	1,137,000	1,259,765
4.300%, 11/15/32	1,386,000	1,553,198
4.750%, 04/15/29	1,262,000	1,449,344

Semiconductors—(Continued)
Intel Corp.
3.200%, 08/12/61	796,000	800,248
3.734%, 12/08/47	1,228,000	1,369,931
KLA Corp.
3.300%, 03/01/50	2,136,000	2,247,358
4.100%, 03/15/29	1,866,000	2,123,639
Lam Research Corp.
2.875%, 06/15/50	480,000	481,334
3.750%, 03/15/26	1,325,000	1,469,846
4.875%, 03/15/49	1,285,000	1,732,151
NVIDIA Corp.
1.550%, 06/15/28	2,884,000	2,872,239
3.500%, 04/01/50	1,113,000	1,247,042
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 (144A)	2,201,000	2,221,486
3.400%, 05/01/30 (144A)	2,069,000	2,245,808
4.300%, 06/18/29 (144A)	2,831,000	3,208,681
QUALCOMM, Inc. 4.300%, 05/20/47 (f)	1,824,000	2,263,741

		37,626,347

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 (144A)	560,000	552,433
3.844%, 05/01/25	995,000	1,077,652
4.200%, 05/01/30	1,224,000	1,381,548

		3,011,633

Software—1.3%
Activision Blizzard, Inc.
1.350%, 09/15/30	1,290,000	1,195,568
2.500%, 09/15/50	850,000	735,981
Autodesk, Inc. 3.500%, 06/15/27	2,478,000	2,715,681
Citrix Systems, Inc.
3.300%, 03/01/30	998,000	1,019,229
4.500%, 12/01/27	1,813,000	2,006,543
Electronic Arts, Inc.
1.850%, 02/15/31	1,029,000	995,117
2.950%, 02/15/51	373,000	358,252
Fidelity National Information Services, Inc.
1.000%, 12/03/28 (EUR)	1,750,000	2,085,230
1.500%, 05/21/27 (EUR)	470,000	576,983
2.950%, 05/21/39 (EUR)	900,000	1,263,003
Fiserv, Inc. 3.500%, 07/01/29	6,749,000	7,349,291
Microsoft Corp. 2.921%, 03/17/52	3,161,000	3,267,834
Oracle Corp.
3.600%, 04/01/40	6,324,000	6,558,058
3.600%, 04/01/50	1,146,000	1,147,373
3.650%, 03/25/41	3,308,000	3,421,263
3.900%, 05/15/35	2,705,000	2,977,817
4.000%, 07/15/46	3,603,000	3,816,935
4.000%, 11/15/47	1,699,000	1,814,315
4.125%, 05/15/45	41,000	44,148

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	161,000	$161,514
Roper Technologies, Inc. 2.950%, 09/15/29	411,000	435,956
ServiceNow, Inc. 1.400%, 09/01/30	1,948,000	1,827,069
VMware, Inc.
1.800%, 08/15/28	1,625,000	1,600,892
2.200%, 08/15/31	945,000	923,991

		48,298,043

Telecommunications—2.3%
Altice France S.A.
5.500%, 01/15/28 (144A)	356,000	361,954
8.125%, 02/01/27 (144A)	692,000	744,592
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	8,000,000	7,944,428
1.650%, 02/01/28	1,066,000	1,057,463
2.550%, 12/01/33	20,000	19,676
2.600%, 05/19/38 (EUR)	850,000	1,118,201
2.750%, 06/01/31 (f)	1,964,000	2,016,635
3.500%, 09/15/53	2,278,000	2,254,582
3.500%, 02/01/61	374,000	357,898
3.550%, 09/15/55	1,403,000	1,383,560
3.650%, 09/15/59	1,905,000	1,899,138
3.800%, 12/01/57	738,000	753,905
4.300%, 02/15/30	1,411,000	1,619,232
4.350%, 03/01/29	2,248,000	2,577,601
4.500%, 05/15/35	3,354,000	3,926,339
Axtel S.A.B. de CV 6.375%, 11/14/24 (144A)	451,000	461,148
Connect Finco S.a.r.l. / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	756,000	790,965
Corning, Inc. 4.375%, 11/15/57	584,000	700,490
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	348,000	382,406
Digicel Group Holdings, Ltd. 8.000%, 04/01/25 (144A) (g)	282,690	251,594
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd.
8.000%, 12/31/26 (144A)	97,061	93,908
8.750%, 05/25/24 (144A) (f)	243,135	251,645
13.000%, 12/31/25 (144A) (g)	133,406	134,407
Empresa Nacional de Telecomunicaciones S.A. 4.750%, 08/01/26 (144A)	419,000	459,821
Juniper Networks, Inc. 2.000%, 12/10/30	723,000	692,520
Kenbourne Invest S.A.
4.700%, 01/22/28 (144A)	210,000	211,260
6.875%, 11/26/24 (144A)	733,000	770,676
Level 3 Financing, Inc. 4.625%, 09/15/27 (144A)	90,000	92,592
Liquid Telecommunications Financing plc 5.500%, 09/04/26 (144A)	231,000	238,708

Telecommunications—(Continued)
Millicom International Cellular S.A.
4.500%, 04/27/31 (144A)	480,000	501,840
6.625%, 10/15/26 (144A)	270,000	283,770
Motorola Solutions, Inc.
2.750%, 05/24/31	2,975,000	3,036,037
4.600%, 05/23/29	2,555,000	2,967,187
5.500%, 09/01/44	1,000,000	1,302,953
Oi S.A. 10.000%, PIK, 07/27/25 (g)	706,000	662,687
Sprint Corp. 7.625%, 03/01/26	734,000	889,406
T-Mobile USA, Inc.
2.050%, 02/15/28	599,000	603,792
3.750%, 04/15/27	2,179,000	2,400,584
3.875%, 04/15/30	6,867,000	7,582,281
VEON Holdings B.V. 3.375%, 11/25/27 (144A)	596,000	604,231
Verizon Communications, Inc.
1.500%, 09/18/30	3,276,000	3,100,288
1.750%, 01/20/31	2,558,000	2,431,354
2.100%, 03/22/28	3,296,000	3,345,737
2.550%, 03/21/31	401,000	405,928
2.650%, 11/20/40	967,000	908,565
2.850%, 09/03/41	54,000	52,702
2.875%, 11/20/50	1,799,000	1,676,931
3.000%, 11/20/60	402,000	371,349
3.150%, 03/22/30	3,892,000	4,162,332
3.700%, 03/22/61	1,868,000	1,972,473
3.875%, 02/08/29 (f)	1,715,000	1,923,510
4.016%, 12/03/29	396,000	448,712
4.125%, 03/16/27	1,358,000	1,541,179
4.272%, 01/15/36	4,115,000	4,833,943
4.329%, 09/21/28	302,000	347,157
4.500%, 08/10/33	315,000	375,073
4.862%, 08/21/46	924,000	1,176,707
Vodafone Group plc 5.250%, 05/30/48	1,739,000	2,250,913
VTR Comunicaciones S.p.A. 5.125%, 01/15/28 (144A)	201,000	213,161

		85,940,126

Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.300%, 09/15/51	1,950,000	2,102,308
5.400%, 06/01/41	269,000	366,803
5.750%, 05/01/40	656,000	919,487
Canadian Pacific Railway Co. 2.050%, 03/05/30	842,000	831,532
CSX Corp.
2.500%, 05/15/51	431,000	391,314
3.350%, 09/15/49	309,000	324,943
4.300%, 03/01/48	1,116,000	1,353,699
4.650%, 03/01/68	407,000	524,827
FedEx Corp.
2.400%, 05/15/31	3,465,000	3,494,971
4.250%, 05/15/30	1,530,000	1,756,146

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation —(Continued)
Norfolk Southern Corp.
2.900%, 06/15/26	709,000	$758,592
3.400%, 11/01/49	863,000	919,859
4.050%, 08/15/52	451,000	529,570
Rumo Luxembourg S.a.r.l. 5.875%, 01/18/25 (144A)	200,000	207,002
Ryder System, Inc. 4.625%, 06/01/25	3,580,000	4,009,513
Simpar Europe S.A. 5.200%, 01/26/31 (144A) (f)	520,000	518,851
Union Pacific Corp.
2.750%, 03/01/26	992,000	1,056,111
2.950%, 03/10/52	186,000	184,904
2.973%, 09/16/62	748,000	721,279
3.799%, 04/06/71 (144A)	724,000	814,645
3.839%, 03/20/60	1,513,000	1,735,849
3.950%, 08/15/59	311,000	363,522
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	632,416	678,936
United Parcel Service, Inc.
2.500%, 09/01/29	787,000	824,660
3.400%, 03/15/29	916,000	1,018,148

		26,407,471

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1.200%, 11/15/25 (144A)	863,000	852,992
1.700%, 06/15/26 (144A)	1,452,000	1,459,955
3.950%, 03/10/25 (144A)	337,000	365,165
4.000%, 07/15/25 (144A)	1,003,000	1,096,166

		3,774,278

Total Corporate Bonds & Notes (Cost $1,247,093,832)		1,256,397,432

Asset-Backed Securities—11.8%

Asset-Backed - Credit Card—0.0%
Brex Commercial Charge Card Master Trust 2.090%, 07/15/24 (144A)	850,000	858,842

Asset-Backed - Home Equity—0.7%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30	614,343	507,940
0.346%, 1M LIBOR + 0.260%, 05/25/37 (a)	1,082,874	265,764
Bayview Financial Revolving Asset Trust
1.085%, 1M LIBOR + 1.000%, 05/28/39 (144A) (a)	4,676,744	3,991,855
1.085%, 1M LIBOR + 1.000%, 12/28/40 (144A) (a)	266,304	258,081
Bear Stearns Asset-Backed Securities Trust
0.436%, 1M LIBOR + 0.350%, 04/25/37 (a)	2,509,574	2,553,618
1.811%, 1M LIBOR + 1.725%, 08/25/34 (a)	42,950	43,156
Citigroup Mortgage Loan Trust
0.286%, 1M LIBOR + 0.200%, 05/25/37 (a)	1,998,642	1,675,022
0.356%, 1M LIBOR + 0.270%, 05/25/37 (a)	907,871	766,711

Asset-Backed - Home Equity—(Continued)
Countrywide Home Equity Loan Trust 6.155%, 06/25/35	88,906	112,208
Credit Suisse Mortgage Capital Certificates 2.465%, 09/27/66 (144A) (a)	7,157,031	7,157,074
Home Equity Mortgage Loan Asset-Backed Trust 2.111%, 1M LIBOR + 2.025%, 07/25/34 (a)	181,467	182,571
Home Equity Mortgage Trust 5.867%, 07/25/36 (l)	548,193	90,054
Home Loan Mortgage Loan Trust 0.804%, 1M LIBOR + 0.720%, 04/15/36 (a)	545,946	529,142
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (l)	88,729	88,765
MASTR Asset-Backed Securities Trust
0.366%, 1M LIBOR + 0.280%, 05/25/37 (a)	621,846	570,085
0.606%, 1M LIBOR + 0.520%, 06/25/36 (144A) (a)	422,964	391,558
Option One Mortgage Loan Trust
0.296%, 1M LIBOR + 0.210%, 03/25/37 (a)	930,000	784,181
5.820%, 03/25/37 (l)	1,049,822	1,058,191
5.866%, 01/25/37 (l)	2,931,910	2,921,525
Security National Mortgage Loan Trust 0.436%, 1M LIBOR + 0.350%, 04/25/37 (144A) (a)	49,852	49,839
Yale Mortgage Loan Trust 0.486%, 1M LIBOR + 0.400%, 06/25/37 (144A) (a)	798,042	347,295

		24,344,635

Asset-Backed - Manufactured Housing—0.3%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	215,882
7.406%, 12/10/25 (a)	4,000,000	1,505,484
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	286,731
7.830%, 06/15/30 (a)	1,178,847	275,047
8.290%, 06/15/30 (a)	850,435	210,079
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (a)	2,187,833	2,279,288
Conseco Finance Corp.
6.280%, 09/01/30	163,365	169,362
6.830%, 04/01/30 (a)	136,325	134,874
6.980%, 09/01/30 (a)	969,452	934,044
7.500%, 03/01/30 (a)	397,119	215,318
7.860%, 03/01/30 (a)	370,820	209,139
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	903,199	361,174
8.060%, 09/01/29 (a)	649,315	194,562
8.200%, 05/01/31	1,650,390	679,381
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (a)	574,264	592,031
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A) (l)	344,000	352,311
Greenpoint Manufactured Housing
8.290%, 12/15/29 (a)	440,000	453,900
9.230%, 12/15/29 (a)	383,897	335,386
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (a)	1,406,009	1,502,383
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	194,677	147,732
7.620%, 06/15/32 (a)	816,837	720,280

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Origen Manufactured Housing Contract Trust
1.284%, 1M LIBOR + 1.200%, 10/15/37 (144A) (a)	429,743	$414,871
7.820%, 03/15/32 (a)	272,336	270,377

		12,459,636

Asset-Backed - Other—9.9%
510 Loan Acquisition Trust 5.107%, 09/25/60 (144A) (l)	1,052,982	1,068,797
522 Funding CLO, Ltd.
2.534%, 3M LIBOR + 2.400%, 04/20/30 (144A) (a)	625,000	625,016
3.784%, 3M LIBOR + 3.650%, 04/20/30 (144A) (a)	360,000	360,039
AGL CLO, Ltd. 1.290%, 3M LIBOR + 1.160%, 07/20/34 (144A) (a)	1,310,000	1,310,901
AIMCO CLO
1.226%, 3M LIBOR + 1.100%, 01/15/32 (144A) (a)	936,942	936,707
1.426%, 3M LIBOR + 1.300%, 01/15/28 (144A) (a)	250,000	249,875
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	125,594	56,696
Zero Coupon, 06/25/57 (144A)	1,451,031	1,427,015
Zero Coupon, 08/25/57 (144A)	1,107,501	947,982
Zero Coupon, 12/25/57 (144A) (a)	133,526	106,781
Zero Coupon, 04/25/58 (144A)	33,842	29,713
Zero Coupon, 06/25/58 (144A) (a)	107,640	103,259
Zero Coupon, 08/25/58 (144A) (a)	814,621	572,597
Zero Coupon, 11/25/58 (144A)	116,054	77,795
Zero Coupon, 09/25/59 (144A)	2,336,735	2,065,846
Zero Coupon, 11/25/59 (144A)	982,499	941,202
Zero Coupon, 12/25/59 (144A)	1,749,304	1,096,814
1.740%, 12/25/60 (144A) (a)	5,115,770	5,152,351
2.000%, 03/25/60 (144A) (l)	6,729,432	6,732,729
2.115%, 01/25/61 (144A) (l)	2,955,412	2,989,092
2.250%, 06/25/60 (144A) (l)	1,101,772	1,109,482
2.250%, 09/27/60 (144A) (l)	426,672	427,792
2.375%, 12/25/59 (144A) (l)	4,474,257	4,475,978
2.693%, 12/25/60 (144A) (a)	744,000	742,275
2.940%, 12/25/60 (144A) (a)	293,000	291,321
3.000%, 09/25/59 (144A) (l)	6,037,469	6,065,877
3.000%, 11/25/59 (144A) (l)	1,833,806	1,843,292
3.500%, 12/25/59 (144A) (l)	732,499	730,498
3.729%, 12/25/60 (144A) (a)	449,000	443,559
3.750%, 08/25/57 (144A) (a)	2,107,468	2,132,918
3.750%, 08/25/58 (144A) (a)	2,450,256	2,488,593
3.950%, 10/25/58 (144A) (a)	1,226,762	1,227,673
4.250%, 09/25/59 (144A) (l)	432,000	421,087
4.250%, 11/25/59 (144A) (l)	400,000	389,895
4.375%, 06/25/57 (144A) (a)	2,386,787	2,386,583
4.875%, 09/25/59 (144A) (l)	570,000	561,437
5.250%, 06/25/57 (144A) (a)	567,000	556,100
5.250%, 08/25/57 (144A) (a)	440,000	436,055
Allegro CLO, Ltd. 1.214%, 3M LIBOR + 1.080%, 10/21/28 (144A) (a)	1,292,221	1,293,655
ALM, Ltd. 1.976%, 3M LIBOR + 1.850%, 10/15/29 (144A) (a)	1,220,000	1,222,477
ALME Loan Funding V B.V. 5.410%, 3M EURIBOR + 5.410%, 07/15/31 (144A) (EUR) (a)	270,000	313,862
AMMC CLO, Ltd. 1.175%, 3M LIBOR + 1.050%, 07/24/29 (144A) (a)	470,000	470,028

Asset-Backed - Other—(Continued)
Anchorage Capital CLO, Ltd.
1.176%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	890,000	890,051
1.222%, 3M LIBOR + 1.090%, 01/28/31 (144A) (a)	830,000	830,782
1.320%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	1,890,000	1,891,329
1.379%, 3M LIBOR + 1.250%, 10/13/30 (144A) (a)	835,000	835,660
1.576%, 3M LIBOR + 1.450%, 01/15/30 (144A) (a)	2,410,000	2,410,075
1.632%, 3M LIBOR + 1.500%, 01/28/31 (144A) (a)	1,270,000	1,269,361
1.732%, 3M LIBOR + 1.600%, 07/28/28 (144A) (a)	1,050,000	1,049,471
1.882%, 3M LIBOR + 1.750%, 01/28/31 (144A) (a)	1,480,000	1,480,222
1.976%, 3M LIBOR + 1.850%, 01/15/30 (144A) (a)	1,010,000	1,009,492
1.982%, 3M LIBOR + 1.850%, 01/28/31 (144A) (a)	1,740,000	1,706,485
2.279%, 3M LIBOR + 2.150%, 10/13/30 (144A) (a)	590,000	591,165
3.632%, 3M LIBOR + 3.500%, 01/28/31 (144A) (a)	250,000	250,260
Anchorage Capital Europe CLO 2 DAC
1.600%, 3M EURIBOR + 1.600%, 04/15/34 (144A) (EUR) (a)	394,000	454,891
2.400%, 3M EURIBOR + 2.400%, 04/15/34 (144A) (EUR) (a)	264,000	306,907
3.550%, 3M EURIBOR + 3.550%, 04/15/34 (144A) (EUR) (a)	350,000	408,225
Anchorage Capital Europe CLO 5 DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/34 (144A) (EUR) (a)	860,000	996,180
Antares CLO Trust 1.656%, 3M LIBOR + 1.530%, 07/25/33 (144A) (a)	1,820,000	1,819,536
Apidos CLO
1.064%, 3M LIBOR + 0.930%, 07/18/27 (144A) (a)	132,414	132,453
1.634%, 3M LIBOR + 1.500%, 04/20/31 (144A) (a)	250,000	250,003
Aqua Finance Trust 2.400%, 07/17/46 (144A)	430,000	429,961
Arbour CLO DAC 2.900%, 3M EURIBOR + 2.900%, 07/15/33 (144A) (EUR) (a)	250,000	289,693
Ares CLO, Ltd.
1.296%, 3M LIBOR + 1.170%, 10/15/30 (144A) (a)	390,000	390,004
7.705%, 3M LIBOR + 7.580%, 10/25/31 (144A) (a)	280,000	279,303
Ares European CLO XII DAC 1.700%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	344,030
ARES LII CLO, Ltd. 1.188%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	1,330,000	1,332,179
Ares LIX CLO, Ltd. 1.215%, 3M LIBOR + 1.030%, 04/25/34 (144A) (a)	250,000	249,937
ARM Master Trust Corp. 2.430%, 11/15/27 (144A)	270,000	268,817
Armada Euro CLO IV DAC
2.350%, 3M EURIBOR + 2.350%, 07/15/31 (144A) (EUR) (a)	440,000	510,373
3.300%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (a)	250,000	290,171
Assurant CLO, Ltd. 1.174%, 3M LIBOR + 1.040%, 04/20/31 (144A) (a)	500,000	500,329
Atrium 1.788%, 3M LIBOR + 1.650%, 04/22/27 (144A) (a)	1,119,000	1,113,678
Avery Point CLO, Ltd. 1.086%, 3M LIBOR + 0.960%, 01/15/28 (144A) (a)	1,590,762	1,590,773

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Avoca CLO 0.900%, 3M EURIBOR + 0.900%, 07/15/34 (144A) (EUR) (a)	1,220,000	$1,413,898
1.300%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	172,988
2.900%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	288,778
5.750%, 3M EURIBOR + 5.750%, 07/15/32 (EUR) (a)	160,000	183,795
Babson CLO, Ltd.
1.324%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	870,000	870,245
1.534%, 3M LIBOR + 1.400%, 01/20/31 (144A) (a)	250,000	248,108
Bain Capital Credit CLO
1.634%, 3M LIBOR + 1.500%, 07/20/30 (144A) (a)	250,000	250,013
1.734%, 3M LIBOR + 1.600%, 07/19/31 (144A) (a)	250,000	250,254
Bain Capital Euro CLO DAC 6.810%, 3M EURIBOR + 6.810%, 04/15/32 (EUR) (a)	250,000	286,593
Bankers Healthcare Group Securitization Trust 5.170%, 09/17/31 (144A)	100,000	105,283
Bardot CLO, Ltd. Zero Coupon, 3M LIBOR + 3.000%, 10/22/32 (144A) (a)	250,000	250,000
Barings CLO, Ltd. 1.214%, 3M LIBOR + 1.080%, 07/20/28 (144A) (a)	192,407	192,458
Battalion CLO, Ltd.
1.204%, 3M LIBOR + 1.070%, 07/18/30 (144A) (a)	1,285,000	1,285,617
1.295%, 3M LIBOR + 1.170%, 01/25/35 (144A) (a)	6,220,000	6,218,433
1.318%, 3M LIBOR + 1.180%, 07/15/34 (144A) (a)	730,000	729,806
1.675%, 3M LIBOR + 1.550%, 01/25/35 (144A) (a)	480,000	479,759
1.684%, 3M LIBOR + 1.550%, 07/18/30 (144A) (a)	642,000	642,053
1.845%, 3M LIBOR + 1.720%, 04/24/34 (144A) (a)	250,000	249,874
2.426%, 3M LIBOR + 2.300%, 10/15/32 (144A) (a)	298,000	298,128
3.064%, 3M LIBOR + 2.930%, 07/17/28 (144A) (a)	250,000	250,423
4.126%, 3M LIBOR + 4.000%, 10/15/32 (144A) (a)	258,000	260,079
Benefit Street Partners CLO XX, Ltd. 6.893%, 3M LIBOR + 6.750%, 07/15/34 (144A) (a)	250,000	249,435
Benefit Street Partners CLO, Ltd.
1.224%, 3M LIBOR + 1.090%, 04/20/31 (144A) (a)	1,030,000	1,030,354
1.234%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	2,000,000	2,000,050
1.315%, 3M LIBOR + 1.190%, 07/20/34 (144A) (a)	3,800,000	3,803,416
1.784%, 3M LIBOR + 1.650%, 07/20/29 (144A) (a)	290,000	290,015
BHG Securitization Trust 2.240%, 10/17/34 (144A)	130,000	129,878
Bilbao CLO II DAC 0.970%, 3M EURIBOR + 0.970%, 08/20/35 (144A) (EUR) (a)	850,000	978,566
BlueMountain CLO, Ltd.
Zero Coupon, 3M LIBOR + 2.250%, 08/20/32 (144A) (a)	260,000	259,869
1.318%, 3M LIBOR + 1.180%, 10/22/30 (144A) (a)	745,093	745,242
1.364%, 3M LIBOR + 1.230%, 01/20/29 (144A) (a)	891,339	891,591
1.386%, 3M LIBOR + 1.260%, 04/15/34 (144A) (a)	100,000	100,305
1.626%, 3M LIBOR + 1.500%, 07/15/31 (144A) (a)	660,000	659,752
Buttermilk Park CLO, Ltd. 1.226%, 3M LIBOR + 1.100%, 10/15/31 (144A) (a)	250,000	250,273
C-BASS Trust 0.246%, 1M LIBOR + 0.160%, 10/25/36 (a)	200,220	168,490

Asset-Backed - Other—(Continued)
Canyon Capital CLO, Ltd.
1.226%, 3M LIBOR + 1.100%, 04/15/32 (144A) (a)	460,000	460,145
1.826%, 3M LIBOR + 1.700%, 01/15/34 (144A) (a)	290,000	289,854
Capital Four CLO I DAC 6.470%, 3M EURIBOR + 6.470%, 01/15/33 (EUR) (a)	100,000	115,932
Carlyle Euro CLO DAC 3.300%, 3M EURIBOR + 3.300%, 10/15/35 (144A) (EUR) (a)	450,000	521,257
Carlyle Global Market Strategies CLO, Ltd.
1.024%, 3M LIBOR + 0.890%, 01/18/29 (144A) (a)	376,312	376,313
1.104%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	967,060	967,693
1.179%, 3M LIBOR + 1.050%, 07/27/31 (144A) (a)	4,066,514	4,068,108
1.732%, 3M LIBOR + 1.600%, 07/28/28 (144A) (a)	640,000	640,052
Carlyle U.S. CLO, Ltd. 1.270%, 3M LIBOR + 1.160%, 07/15/34 (144A) (a)	610,000	610,283
1.306%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	1,550,000	1,551,846
Carrington Mortgage Loan Trust 0.246%, 1M LIBOR + 0.160%, 10/25/36 (a)	242,047	236,844
CarVal CLO, Ltd. 3.334%, 3M LIBOR + 3.200%, 04/20/32 (144A) (a)	870,000	873,034
CBAM, Ltd.
1.384%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	2,000,000	2,000,430
CDO Repack SPC, Ltd. Zero Coupon, 05/20/30 (144A)	66,199	66,941
Cedar Funding CLO, Ltd.
1.114%, 3M LIBOR + 0.980%, 04/20/31 (144A) (a)	380,000	380,559
1.184%, 3M LIBOR + 1.050%, 04/20/34 (144A) (a)	3,020,000	3,019,242
1.214%, 3M LIBOR + 1.080%, 04/20/34 (144A) (a)	535,000	535,499
1.234%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	770,000	770,515
1.471%, 3M LIBOR + 1.350%, 05/29/32 (144A) (a)	250,000	250,024
1.484%, 3M LIBOR + 1.350%, 04/20/34 (144A) (a)	510,000	510,553
Chase Funding Trust 6.333%, 04/25/32 (l)	105,654	107,213
CIFC Funding, Ltd.
1.134%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	1,289,000	1,289,855
1.144%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	1,169,184	1,169,230
1.144%, 3M LIBOR + 1.050%, 07/15/33 (144A) (a)	1,100,000	1,100,785
1.261%, 3M LIBOR + 1.150%, 07/15/36 (144A) (a)	250,000	250,089
1.729%, 3M LIBOR + 1.600%, 04/27/31 (144A) (a)	250,000	249,995
1.876%, 3M LIBOR + 1.750%, 07/16/30 (144A) (a)	250,000	250,029
2.126%, 3M LIBOR + 2.000%, 04/15/30 (144A) (a)	571,000	571,081
Citigroup Mortgage Loan Trust 0.256%, 1M LIBOR + 0.170%, 07/25/45 (a)	701,182	605,156
Clear Creek CLO 1.334%, 3M LIBOR + 1.200%, 10/20/30 (144A) (a)	250,000	250,204
Clontarf Park CLO DAC 3.050%, 3M EURIBOR + 3.050%, 08/05/30 (EUR) (a)	310,000	359,189
Contego CLO VIII DAC 3.200%, 3M EURIBOR + 3.200%, 01/25/34 (144A) (EUR) (a)	250,000	287,420
Countrywide Asset-Backed Certificates
0.246%, 1M LIBOR + 0.160%, 12/25/35 (a)	370,043	369,192
0.246%, 1M LIBOR + 0.160%, 09/25/46 (a)	40,920	40,540
0.306%, 1M LIBOR + 0.220%, 12/25/25 (a)	4,168	15,503
0.346%, 1M LIBOR + 0.260%, 12/25/36 (a)	324,167	322,939
4.552%, 04/25/36 (a)	943,707	935,416

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.384%, 1M LIBOR + 0.300%, 12/15/33 (144A) (a)	267,811	$257,163
Countrywide Revolving Home Equity Loan Trust
0.234%, 1M LIBOR + 0.150%, 11/15/36 (a)	349,539	313,011
0.264%, 1M LIBOR + 0.180%, 05/15/35 (a)	118,379	116,780
Credit-Based Asset Servicing & Securitization LLC 3.099%, 12/25/36 (l)	163,053	166,099
Crown Point CLO 10, Ltd.
Zero Coupon, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	1,370,000	1,378,653
CVC Cordatus Loan Fund DAC
1.300%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	288,496
5.830%, 3M EURIBOR + 5.830%, 04/29/34 (EUR) (a)	140,000	161,059
6.120%, 3M EURIBOR + 6.120%, 11/18/33 (144A) (EUR) (a)	260,000	296,054
Diameter Capital CLO 2, Ltd.
Zero Coupon, 3M LIBOR + 6.060%, 10/15/36 (144A) (a)	250,000	249,987
Dorchester Park CLO DAC
1.584%, 3M LIBOR + 1.450%, 04/20/28 (144A) (a)	934,000	933,533
Dryden CLO, Ltd.
1.246%, 3M LIBOR + 1.120%, 01/15/31 (144A) (a)	6,020,000	6,026,995
1.254%, 3M LIBOR + 1.120%, 05/20/34 (144A) (a)	610,000	610,396
1.734%, 3M LIBOR + 1.600%, 07/18/30 (144A) (a)	250,000	251,640
Dryden Senior Loan Fund
1.026%, 3M LIBOR + 0.900%, 10/15/27 (144A) (a)	1,166,947	1,167,136
1.174%, 3M LIBOR + 1.040%, 04/20/34 (144A) (a)	910,000	910,565
1.238%, 3M LIBOR + 1.100%, 05/20/34 (144A) (a)	400,000	400,129
1.325%, 3M LIBOR + 1.200%, 08/15/30 (144A) (a)	2,205,000	2,204,958
1.976%, 3M LIBOR + 1.850%, 10/15/27 (144A) (a)	660,000	660,587
Dunedin Park CLO DAC 6.240%, 3M EURIBOR + 6.240%, 10/22/32 (144A) (EUR) (a)	270,000	312,754
Eaton Vance CLO, Ltd.
2.326%, 3M LIBOR + 2.200%, 10/15/30 (144A) (a)	710,000	711,668
6.626%, 3M LIBOR + 6.500%, 04/15/31 (144A) (a)	500,000	498,735
Elmwood CLO II, Ltd.
1.284%, 3M LIBOR + 1.150%, 04/20/34 (144A) (a)	750,000	750,815
1.784%, 3M LIBOR + 1.650%, 04/20/34 (144A) (a)	250,000	250,309
6.934%, 3M LIBOR + 6.800%, 04/20/34 (144A) (a)	250,000	249,364
Elmwood CLO X, Ltd. 1.130%, 3M LIBOR + 1.040%, 10/20/34 (144A) (a)	1,220,000	1,220,124
Euro Galaxy CLO
0.710%, 3M EURIBOR + 0.710%, 04/11/31 (EUR) (a)	220,000	254,613
0.900%, 3M EURIBOR + 0.900%, 07/30/34 (144A) (EUR) (a)	1,670,000	1,933,314
2.400%, 3M EURIBOR + 2.400%, 07/25/35 (144A) (EUR) (a)	250,000	291,031
3.250%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	335,950
3.500%, 3M EURIBOR + 3.500%, 07/25/35 (144A) (EUR) (a)	250,000	291,129
Fairstone Financial Issuance Trust 3.735%, 10/20/39 (144A) (CAD)	323,000	253,485
First Franklin Mortgage Loan Trust
0.236%, 1M LIBOR + 0.150%, 12/25/36 (a)	2,004,608	1,952,267
0.366%, 1M LIBOR + 0.280%, 12/25/36 (a)	4,299,495	2,438,887

Asset-Backed - Other—(Continued)
First Franklin Mortgage Loan Trust
0.506%, 1M LIBOR + 0.420%, 12/25/36 (a)	7,909,190	4,559,931
Flatiron CLO, Ltd.
1.084%, 3M LIBOR + 0.950%, 04/17/31 (144A) (a)	270,000	270,251
1.261%, 3M LIBOR + 1.110%, 07/19/34 (144A) (a)	2,390,000	2,392,227
Fremont Home Loan Trust 0.366%, 1M LIBOR + 0.280%, 02/25/37 (a)	836,519	684,203
Galaxy CLO, Ltd.
1.226%, 3M LIBOR + 1.100%, 07/15/31 (144A) (a)	250,000	250,017
1.326%, 3M LIBOR + 1.200%, 04/16/34 (144A) (a)	660,000	661,320
GE-WMC Asset-Backed Pass-Through Certificates 0.586%, 1M LIBOR + 0.500%, 12/25/35 (a)	22,567	22,561
Generate CLO, LTD
Zero Coupon, 3M LIBOR + 6.850%, 10/20/34 (144A) (a)	500,000	495,000
Gilbert Park CLO, Ltd. 3.076%, 3M LIBOR + 2.950%, 10/15/30 (144A) (a)	861,000	859,703
Goldman Home Improvement Trust Issuer Trust 1.970%, 06/25/51 (144A)	403,000	393,810
Golub Capital BDC CLO LLC 2.926%, 3M LIBOR + 2.800%, 04/15/33 (144A) (a)	250,000	250,189
Gracie Point International Funding
1.486%, 1M LIBOR + 1.400%, 11/01/23 (144A) (a)	120,000	120,000
2.486%, 1M LIBOR + 2.400%, 11/01/23 (144A) (a)	160,000	160,000
Great Lakes CLO, Ltd.
1.686%, 3M LIBOR + 1.560%, 07/15/31 (144A) (a)	730,000	729,816
1.904%, 3M LIBOR + 1.700%, 04/15/33 (144A) (a)	420,000	421,293
Grippen Park CLO, Ltd. 3.434%, 3M LIBOR + 3.300%, 01/20/30 (144A) (a)	250,000	249,869
Gulf Stream Meridian, Ltd.
1.306%, 3M LIBOR + 1.200%, 07/15/34 (144A) (a)	1,860,000	1,861,990
1.895%, 3M LIBOR + 1.800%, 07/15/34 (144A) (a)	250,000	249,876
6.456%, 3M LIBOR + 6.350%, 07/15/34 (144A) (a)	250,000	250,560
Harvest CLO 2.050%, 3M EURIBOR + 2.050%, 10/20/32 (144A) (EUR) (a)	250,000	289,723
Henley CLO DAC 2.100%, 3M EURIBOR + 2.100%, 04/25/34 (144A) (EUR) (a)	250,000	289,498
Henley CLO IV DAC 1.350%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	115,434
Highbridge Loan Management, Ltd.
1.274%, 3M LIBOR + 1.140%, 04/20/34 (144A) (a)	1,160,000	1,160,719
1.314%, 3M LIBOR + 1.180%, 07/18/29 (144A) (a)	500,000	500,236
HPS Loan Management, Ltd. 1.121%, 3M LIBOR + 1.000%, 02/05/31 (144A) (a)	1,380,565	1,382,101
ICG U.S. CLO, Ltd. 1.274%, 3M LIBOR + 1.140%, 10/19/28 (144A) (a)	1,164,311	1,165,553
Invesco Euro CLO V DAC 3.800%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	116,708
Jamestown CLO XII, Ltd. 2.284%, 3M LIBOR + 2.150%, 04/20/32 (144A) (a)	260,000	261,978
Kayne CLO 4, Ltd. 2.925%, 3M LIBOR + 2.800%, 04/25/32 (144A) (a)	250,000	250,332
Kayne CLO II, Ltd. 1.206%, 3M LIBOR + 1.080%, 10/15/31 (144A) (a)	540,000	540,706

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Kayne CLO III, Ltd.
1.676%, 3M LIBOR + 1.550%, 04/15/32 (144A) (a)	250,000	$250,188
2.876%, 3M LIBOR + 2.750%, 04/15/32 (144A) (a)	250,000	249,998
KKR CLO, Ltd. 1.384%, 3M LIBOR + 1.250%, 01/20/29 (144A) (a)	603,627	603,627
Knollwood CDO, Ltd. 3.335%, 3M LIBOR + 3.200%, 01/10/39† (144A) (a)	1,023,859	102
LCM 29, Ltd.
1.196%, 3M LIBOR + 1.070%, 04/15/31 (144A) (a)	250,000	250,313
LCM, Ltd.
1.174%, 3M LIBOR + 1.040%, 10/20/27 (144A) (a)	579,955	580,024
1.204%, 3M LIBOR + 1.070%, 01/20/31 (144A) (a)	2,590,000	2,591,417
Legacy Mortgage Asset Trust 3.375%, 02/25/59 (144A) (a)	1,442,269	1,445,428
Lehman ABS Mortgage Loan Trust 0.176%, 1M LIBOR + 0.090%, 06/25/37 (144A) (a)	161,186	132,235
Lendmark Funding Trust
2.470%, 11/20/31 (144A)	290,000	291,344
3.410%, 11/20/31 (144A)	220,000	221,101
5.050%, 11/20/31 (144A)	450,000	455,853
Litigation Fee Residual Funding LLC 4.000%, 10/30/27† (144A)	389,152	389,152
LoanCore Issuer, Ltd. 1.214%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	218,847	218,847
Loanpal Solar Loan, Ltd.
2.290%, 01/20/48 (144A)	1,071,456	1,082,594
2.750%, 07/20/47 (144A)	1,123,358	1,161,218
Logan CLO, Ltd. 1.313%, 3M LIBOR + 1.160%, 07/20/34 (144A) (a)	730,000	730,227
Long Beach Mortgage Loan Trust
0.246%, 1M LIBOR + 0.160%, 08/25/36 (a)	576,477	307,928
0.386%, 1M LIBOR + 0.300%, 06/25/36 (a)	518,416	327,595
Longfellow Place CLO, Ltd. 1.876%, 3M LIBOR + 1.750%, 04/15/29 (144A) (a)	250,000	250,002
Madison Park Euro Funding XVI DAC
3.200%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (a)	250,000	290,108
6.020%, 3M EURIBOR + 6.020%, 05/25/34 (144A) (EUR) (a)	250,000	279,785
Madison Park Funding, Ltd.
1.330%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	2,030,000	2,030,091
1.058%, 3M LIBOR + 0.920%, 01/22/28 (144A) (a)	1,037,817	1,037,789
1.084%, 3M LIBOR + 0.950%, 04/19/30 (144A) (a)	1,317,640	1,318,698
1.124%, 3M LIBOR + 0.990%, 04/20/32 (144A) (a)	550,000	549,862
1.144%, 3M LIBOR + 1.010%, 01/20/29 (144A) (a)	1,553,165	1,553,327
1.246%, 3M LIBOR + 1.120%, 07/15/34 (144A) (a)	790,000	791,092
1.254%, 3M LIBOR + 1.120%, 07/17/34 (144A) (a)	860,000	860,605
1.324%, 3M LIBOR + 1.190%, 10/21/30 (144A) (a)	5,000,000	5,006,310
1.775%, 3M LIBOR + 1.650%, 04/25/29 (144A) (a)	250,000	250,016
2.129%, 3M LIBOR + 2.000%, 07/27/31 (144A) (a)	250,000	249,874
Marble Point CLO, Ltd. 1.314%, 3M LIBOR + 1.180%, 12/18/30 (144A) (a)	580,000	580,350
Mariner CLO LLC 1.128%, 3M LIBOR + 0.990%, 07/23/29 (144A) (a)	310,000	310,323

Asset-Backed - Other—(Continued)
Mariner Finance Issuance Trust
3.510%, 07/20/32 (144A)	560,000	575,754
4.010%, 07/20/32 (144A)	490,000	502,772
Merrill Lynch First Franklin Mortgage Loan Trust 0.326%, 1M LIBOR + 0.240%, 05/25/37 (a)	8,801,951	7,036,608
Mill City Solar Loan, Ltd. 3.690%, 07/20/43 (144A)	1,337,783	1,422,728
Mosaic Solar Loan Trust
2.090%, 04/22/47 (144A)	3	3
2.100%, 04/20/46 (144A)	205,280	207,906
2.880%, 09/20/40 (144A)	155,411	162,128
3.100%, 04/20/46 (144A)	307,920	320,731
MP CLO, Ltd. 1.384%, 3M LIBOR + 1.250%, 10/20/30 (144A) (a)	1,010,000	1,010,118
Neuberger Berman Loan Advisers CLO, Ltd.
1.166%, 3M LIBOR + 1.040%, 04/15/34 (144A) (a)	440,000	440,389
1.241%, 3M LIBOR + 1.100%, 07/16/35 (144A) (a)	680,000	680,242
1.304%, 3M LIBOR + 1.170%, 10/18/30 (144A) (a)	1,770,000	1,770,890
1.584%, 3M LIBOR + 1.450%, 07/20/31 (144A) (a)	250,000	250,061
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.486%, 1M LIBOR + 0.400%, 10/25/36 (144A) (a)	112,562	138,458
OCP CLO, Ltd.
0.945%, 3M LIBOR + 0.820%, 10/26/27 (144A) (a)	69,298	69,234
1.205%, 3M LIBOR + 1.080%, 04/26/31 (144A) (a)	160,000	160,056
1.224%, 3M LIBOR + 1.090%, 07/20/32 (144A) (a)	500,000	500,890
1.254%, 3M LIBOR + 1.120%, 10/18/28 (144A) (a)	2,298,262	2,298,281
1.525%, 3M LIBOR + 1.400%, 04/26/31 (144A) (a)	180,000	180,343
2.025%, 3M LIBOR + 1.900%, 04/24/29 (144A) (a)	911,000	911,046
2.081%, 3M LIBOR + 1.950%, 11/20/30 (144A) (a)	250,000	250,118
5.625%, 3M LIBOR + 5.500%, 10/26/27 (144A) (a)	500,000	501,218
6.526%, 3M LIBOR + 6.400%, 07/15/27 (144A) (a)	250,000	249,599
OCP Euro CLO DAC
1.700%, 3M EURIBOR + 1.700%, 09/22/34 (144A) (EUR) (a)	570,000	662,907
3.200%, 3M EURIBOR + 3.200%, 09/22/34 (144A) (EUR) (a)	250,000	289,352
5.940%, 3M EURIBOR + 5.940%, 09/22/34 (144A) (EUR) (a)	400,000	454,616
Octagon Investment Partners, Ltd.
1.086%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	2,210,000	2,210,762
1.125%, 3M LIBOR + 1.000%, 01/25/31 (144A) (a)	3,670,000	3,671,138
1.154%, 3M LIBOR + 1.020%, 07/17/30 (144A) (a)	3,370,000	3,371,301
1.261%, 3M LIBOR + 1.150%, 07/20/34 (144A) (a)	1,920,000	1,923,456
1.324%, 3M LIBOR + 1.190%, 01/20/31 (144A) (a)	250,000	250,082
1.484%, 3M LIBOR + 1.350%, 07/19/30 (144A) (a)	250,000	250,038
1.705%, 3M LIBOR + 1.580%, 07/25/30 (144A) (a)	250,000	250,512
1.834%, 3M LIBOR + 1.700%, 04/21/31 (144A) (a)	560,000	559,565
OHA Credit Funding, Ltd.
1.284%, 3M LIBOR + 1.150%, 04/21/34 (144A) (a)	2,340,000	2,341,818
1.288%, 3M LIBOR + 1.140%, 07/02/35 (144A) (a)	550,000	550,395
1.798%, 3M LIBOR + 1.650%, 07/02/35 (144A) (a)	343,000	343,306
OHA Loan Funding, Ltd. 1.171%, 3M LIBOR + 1.040%, 05/23/31 (144A) (a)	5,670,000	5,670,493
OneMain Financial Issuance Trust
2.220%, 06/16/36 (144A)	100,000	99,694
2.470%, 06/16/36 (144A)	150,000	149,311

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OneMain Financial Issuance Trust
3.140%, 10/14/36 (144A)	3,280,000	$3,508,399
3.840%, 05/14/32 (144A)	2,332,000	2,410,344
Oportun Issuance Trust
1.960%, 05/08/31 (144A)	170,000	170,453
3.650%, 05/08/31 (144A)	100,000	100,455
Owl Rock CLO VI, Ltd. 1.572%, 3M LIBOR + 1.450%, 06/21/32 (144A) (a)	250,000	249,937
OZLM Funding, Ltd. 1.388%, 3M LIBOR + 1.250%, 10/22/30 (144A) (a)	10,503,398	10,503,440
OZLM, Ltd.
1.146%, 3M LIBOR + 1.020%, 04/15/31 (144A) (a)	520,000	520,194
1.346%, 3M LIBOR + 1.220%, 11/22/30 (144A) (a)	690,000	689,827
2.034%, 3M LIBOR + 1.900%, 01/20/31 (144A) (a)	320,000	319,642
Palmer Square CLO, Ltd.
1.164%, 3M LIBOR + 1.030%, 04/18/31 (144A) (a)	1,040,000	1,039,688
1.226%, 3M LIBOR + 1.100%, 07/16/31 (144A) (a)	1,240,000	1,240,470
1.261%, 3M LIBOR + 1.130%, 05/21/34 (144A) (a)	4,195,000	4,198,436
1.264%, 3M LIBOR + 1.130%, 01/17/31 (144A) (a)	1,312,000	1,312,386
1.475%, 3M LIBOR + 1.350%, 08/15/26 (144A) (a)	945,000	945,883
1.831%, 3M LIBOR + 1.700%, 05/21/34 (144A) (a)	250,000	250,326
5.726%, 3M LIBOR + 5.600%, 07/16/31 (144A) (a)	250,000	249,099
Palmer Square Loan Funding, Ltd.
Zero Coupon, 3M LIBOR + 5.000%, 10/15/29 (144A) (a)	270,000	270,000
1.481%, 3M LIBOR + 1.350%, 02/20/28 (144A) (a)	980,000	977,476
1.534%, 3M LIBOR + 1.400%, 01/20/27 (144A) (a)	718,000	722,050
1.684%, 3M LIBOR + 1.550%, 04/20/28 (144A) (a)	1,120,000	1,121,319
4.375%, 3M LIBOR + 4.250%, 11/15/26 (144A) (a)	250,000	250,591
5.481%, 3M LIBOR + 5.350%, 08/20/27 (144A) (a)	250,000	250,571
6.025%, 3M LIBOR + 5.900%, 10/24/27 (144A) (a)	262,000	262,364
6.884%, 3M LIBOR + 6.750%, 04/20/27 (144A) (a)	250,000	250,325
Parallel Ltd. 1.884%, 3M LIBOR + 1.750%, 07/20/27 (144A) (a)	350,000	348,546
Park Avenue Institutional Advisers CLO, Ltd.
1.365%, 3M LIBOR + 1.240%, 02/14/34 (144A) (a)	1,050,000	1,049,734
1.675%, 3M LIBOR + 1.550%, 02/14/34 (144A) (a)	730,000	729,632
7.434%, 3M LIBOR + 7.300%, 01/20/34 (144A) (a)	250,000	244,684
Penta Clo 9 DAC 0.850%, 3M EURIBOR + 0.850%, 07/25/36 (144A) (EUR) (a)	530,000	610,001
Pikes Peak CLO
1.305%, 3M LIBOR + 1.180%, 07/24/31 (144A) (a)	250,000	250,093
1.322%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	1,180,000	1,179,688
Post CLO, Ltd. 3.076%, 3M LIBOR + 2.950%, 04/16/31 (144A) (a)	250,000	250,602
PPM CLO, Ltd. 2.034%, 3M LIBOR + 1.900%, 10/18/31 (144A) (a)	250,000	250,000
Preston Ridge Partners Mortgage LLC 2.951%, 10/25/25 (144A) (l)	1,377,579	1,382,904
Prima Capital CRE Securitization, Ltd.
4.000%, 08/24/40 (144A)	1,740,000	1,743,659
4.000%, 08/24/49 (144A)	260,000	255,453
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	492,785
3.395%, 04/19/38 (144A)	967,000	974,028

Asset-Backed - Other—(Continued)
Progress Residential Trust
3.407%, 05/17/38 (144A)	1,340,000	1,345,208
3.436%, 05/17/26 (144A)	1,070,000	1,078,207
Race Point CLO, Ltd. 1.066%, 3M LIBOR + 0.940%, 10/15/30 (144A) (a)	789,000	788,802
Regatta VI Funding, Ltd. 1.294%, 3M LIBOR + 1.160%, 04/20/34 (144A) (a)	760,000	760,471
Regatta VII Funding, Ltd. 1.272%, 3M LIBOR + 1.150%, 06/20/34 (144A) (a)	280,000	279,930
Regional Management Issuance Trust 3.050%, 11/15/28 (144A)	2,750,000	2,777,879
Republic Finance Issuance Trust 3.430%, 11/22/27 (144A)	3,210,000	3,237,297
Riserva CLO, Ltd. 1.194%, 3M LIBOR + 1.060%, 01/18/34 (144A) (a)	940,000	938,745
Rockford Tower CLO, Ltd.
1.234%, 3M LIBOR + 1.100%, 04/20/34 (144A) (a)	1,856,000	1,856,573
1.253%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	1,260,000	1,262,073
1.324%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	3,405,000	3,407,023
1.626%, 3M LIBOR + 1.500%, 10/15/29 (144A) (a)	1,781,000	1,781,137
1.781%, 3M LIBOR + 1.650%, 08/20/32 (144A) (a)	250,000	250,044
1.784%, 3M LIBOR + 1.650%, 04/20/34 (144A) (a)	1,160,000	1,161,074
2.976%, 3M LIBOR + 2.850%, 10/15/29 (144A) (a)	939,000	939,020
Rockford Tower Europe CLO DAC
1.850%, 3M EURIBOR + 1.850%, 12/20/31 (EUR) (a)	407,000	472,022
5.360%, 3M EURIBOR + 5.360%, 12/20/31 (144A) (EUR) (a)	270,000	308,298
Romark CLO IV, Ltd.
3.350%, 3M LIBOR + 3.200%, 07/10/34 (144A) (a)	310,000	307,762
5.150%, 3M LIBOR + 5.000%, 07/10/34 (144A) (a)	250,000	249,809
Romark WM-R, Ltd. 1.164%, 3M LIBOR + 1.030%, 04/20/31 (144A) (a)	247,404	247,485
RR 1 LLC 1.230%, 3M LIBOR + 1.150%, 07/15/35 (144A) (a)	1,620,000	1,622,036
RR, Ltd.
1.216%, 3M LIBOR + 1.090%, 01/15/30 (144A) (a)	860,000	860,490
1.776%, 3M LIBOR + 1.650%, 10/15/31 (144A) (a)	250,000	250,017
RRE 2 Loan Management DAC 0.860%, 3M EURIBOR + 0.860%, 07/15/35 (144A) (EUR) (a)	1,630,000	1,876,481
RRE 9 Loan Management DAC
1.700%, 3M EURIBOR + 1.700%, 10/15/36 (144A) (EUR) (a)	560,000	648,676
SG Mortgage Securities Trust 0.296%, 1M LIBOR + 0.210%, 10/25/36 (a)	570,000	481,521
Shackleton CLO, Ltd. 1.264%, 3M LIBOR + 1.130%, 10/20/28 (144A) (a)	185,754	185,895
Signal Peak CLO LLC
1.634%, 3M LIBOR + 1.500%, 04/20/29 (144A) (a)	1,412,000	1,412,113
1.638%, 3M LIBOR + 1.500%, 07/23/29 (144A) (a)	522,000	523,895
2.188%, 3M LIBOR + 2.050%, 07/23/29 (144A) (a)	1,015,000	1,006,420
Signal Peak CLO, Ltd.
1.294%, 3M LIBOR + 1.160%, 04/17/34 (144A) (a)	3,750,000	3,755,392
1.934%, 3M LIBOR + 1.800%, 04/17/34 (144A) (a)	490,000	489,754
Silver Creek CLO, Ltd. 1.374%, 3M LIBOR + 1.240%, 07/20/30 (144A) (a)	1,830,000	1,830,209

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sixth Street CLO XIX Ltd
Zero Coupon, 3M LIBOR + 1.100%, 07/20/34 (144A) (a)	2,890,000	$2,893,832
Sound Point CLO XXIII 1.318%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	4,840,000	4,844,327
Sound Point CLO XXVIII, Ltd. 1.405%, 3M LIBOR + 1.280%, 01/25/32 (144A) (a)	350,000	351,225
Sound Point CLO, Ltd.
Zero Coupon, 3M LIBOR + 3.350%, 07/20/34 (144A) (a)	250,000	249,622
1.038%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	250,000	250,015
1.195%, 3M LIBOR + 1.070%, 01/26/31 (144A) (a)	500,000	500,588
2.184%, 3M LIBOR + 2.050%, 10/20/28 (144A) (a)	780,000	775,630
Soundview Home Loan Trust 0.881%, 1M LIBOR + 0.795%, 01/25/35 (a)	16,394	15,862
St Paul’s CLO VI DAC 2.600%, 3M EURIBOR + 2.600%, 05/20/34 (144A) (EUR) (a)	470,000	546,334
3.300%, 3M EURIBOR + 3.300%, 05/20/34 (144A) (EUR) (a)	500,000	581,454
Steele Creek CLO, Ltd. 1.376%, 3M LIBOR + 1.250%, 10/15/30 (144A) (a)	670,000	669,305
Symphony CLO, Ltd. 1.214%, 3M LIBOR + 1.080%, 04/20/33 (144A) (a)	398,000	397,900
TCI-Flatiron CLO, Ltd. 1.084%, 3M LIBOR + 0.960%, 11/18/30 (144A) (a)	680,000	679,829
TIAA CLO, Ltd. 1.276%, 3M LIBOR + 1.150%, 01/16/31 (144A) (a)	571,000	570,857
TICP CLO XII, Ltd. 1.278%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	250,000	250,523
TICP CLO, Ltd.
1.246%, 3M LIBOR + 1.120%, 01/15/34 (144A) (a)	820,000	815,906
1.626%, 3M LIBOR + 1.500%, 01/15/34 (144A) (a)	1,050,000	1,049,473
7.176%, 3M LIBOR + 7.050%, 04/15/33 (144A) (a)	500,000	501,285
Towd Point Mortgage Trust 4.500%, 11/25/58 (144A) (a)	2,110,000	2,119,196
Trestles CLO, Ltd. Zero Coupon, 3M LIBOR + 1.170%, 07/21/34 (144A) (a)	1,170,000	1,169,307
1.464%, 3M LIBOR + 1.330%, 01/20/33 (144A) (a)	1,170,000	1,170,806
1.984%, 3M LIBOR + 1.850%, 01/20/33 (144A) (a)	520,000	520,661
3.025%, 3M LIBOR + 2.900%, 04/25/32 (144A) (a)	250,000	249,873
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	271,311
4.960%, 05/17/37 (144A)	180,000	188,992
Trinitas CLO IV, Ltd. 1.534%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	160,000	160,004
Trinitas CLO, Ltd.
2.125%, 3M LIBOR + 2.000%, 01/25/34 (144A) (a)	560,000	560,439
3.125%, 3M LIBOR + 3.000%, 01/25/34 (144A) (a)	400,000	405,656
Upstart Pass-Through Trust 2.000%, 07/20/27 (144A)	340,541	340,160
Venture CLO, Ltd. 1.204%, 3M LIBOR + 1.070%, 07/18/31 (144A) (a)	420,000	420,157

Asset-Backed - Other—(Continued)
Voya CLO, Ltd.
1.108%, 3M LIBOR + 0.970%, 07/23/27 (144A) (a)	334,530	334,493
1.174%, 3M LIBOR + 1.040%, 04/20/34 (144A) (a)	357,000	356,910
1.186%, 3M LIBOR + 1.060%, 04/15/31 (144A) (a)	1,989,000	1,991,385
1.256%, 3M LIBOR + 1.130%, 10/15/30 (144A) (a)	1,020,000	1,020,037
2.775%, 3M LIBOR + 2.650%, 07/25/26 (144A) (a)	360,000	360,125
Voya Euro CLO II DAC 0.960%, 3M EURIBOR + 0.960%, 07/15/35 (144A) (EUR) (a)	1,030,000	1,185,250
Voya Euro CLO V DAC
1.750%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	392,644
3.100%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (a)	250,000	288,753
5.810%, 3M EURIBOR + 5.810%, 04/15/35 (144A) (EUR) (a)	250,000	280,600
Washington Mutual Asset-Backed Certificates Trust
0.241%, 1M LIBOR + 0.155%, 10/25/36 (a)	646,299	556,590
0.446%, 1M LIBOR + 0.180%, 09/25/36 (a)	1,887,407	772,578
Whitebox CLO I, Ltd.
3.151%, 3M LIBOR + 3.050%, 07/24/32 (144A) (a)	500,000	499,987
6.501%, 3M LIBOR + 6.400%, 07/24/32 (144A) (a)	250,000	249,369
Woodmont Trust 1.804%, 3M LIBOR + 1.670%, 04/20/33 (144A) (a)	1,570,000	1,569,603
York CLO, Ltd.
1.384%, 3M LIBOR + 1.250%, 10/20/29 (144A) (a)	630,000	630,968
1.884%, 3M LIBOR + 1.750%, 10/20/29 (144A) (a)	850,000	856,482

		369,218,798

Asset-Backed - Student Loan — 0.9%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	190,000	189,329
2.720%, 06/25/52 (144A)	100,000	100,062
Navient Private Education Refi Loan Trust
0.984%, 1M LIBOR + 0.900%, 11/15/68 (144A) (a)	480,000	483,788
2.610%, 04/15/60 (144A)	280,000	286,030
2.690%, 07/15/69 (144A)	450,000	463,219
3.480%, 04/15/60 (144A)	710,000	731,091
4.000%, 04/15/60 (144A)	230,000	232,267
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,830,000	2,791,164
2.680%, 04/20/62 (144A)	3,120,000	3,122,248
2.850%, 04/20/62 (144A)	3,661,000	3,711,171
3.360%, 04/20/62 (144A)	110,000	108,462
3.570%, 04/20/62 (144A)	870,000	866,856
3.750%, 04/20/62 (144A)	2,130,000	2,162,662
4.440%, 04/20/62 (144A)	160,000	157,852
4.750%, 04/20/62 (144A)	260,000	259,123
4.930%, 04/20/62 (144A)	860,000	877,120
Prodigy Finance DAC
1.336%, 1M LIBOR + 1.250%, 07/25/51 (144A) (a)	1,321,044	1,325,631
2.586%, 1M LIBOR + 2.500%, 07/25/51 (144A) (a)	250,000	251,451
Scholar Funding Trust 0.735%, 1M LIBOR + 0.650%, 01/30/45 (144A) (a)	3,409,111	3,402,559

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan —(Continued)
SLM Private Credit Student Loan Trust 0.446%, 3M LIBOR + 0.330%, 03/15/24 (a)	874,833	$873,466
SLM Private Education Loan Trust 4.834%, 1M LIBOR + 4.750%, 10/15/41 (144A) (a)	3,372,000	3,776,598
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	150,000	150,323
2.310%, 01/15/53 (144A)	760,000	770,095
2.990%, 01/15/53 (144A)	2,040,000	2,068,228
3.000%, 01/15/53 (144A)	120,000	121,816
3.500%, 12/17/40 (144A)	1,340,000	1,380,032
3.860%, 01/15/53 (144A)	1,560,000	1,565,669
3.930%, 01/15/53 (144A)	100,000	101,536

		32,329,848

Total Asset-Backed Securities (Cost $435,757,562)		439,211,759

Mortgage-Backed Securities—5.9%

Collateralized Mortgage Obligations—2.3%
Agate Bay Mortgage Trust
3.543%, 06/25/45 (144A) (a)	104,000	99,664
3.574%, 04/25/45 (144A) (a)	150,000	143,245
3.746%, 01/25/45 (144A) (a)	130,000	123,101
3.821%, 07/25/44 (144A) (a)	275,661	273,579
3.829%, 11/25/44 (144A) (a)	276,166	273,878
3.869%, 09/25/44 (144A) (a)	290,041	289,269
Ajax Mortgage Loan Trust
1.875%, 06/25/61 (144A) (a) (l)	18,975,632	18,955,200
Alternative Loan Trust
0.226%, 1M LIBOR + 0.140%, 04/25/47 (a)	568,393	521,497
0.277%, 1M LIBOR + 0.190%, 03/20/47 (a)	1,168,506	1,009,008
0.287%, 1M LIBOR + 0.200%, 07/20/46 (a)	1,953,164	1,536,759
0.436%, 1M LIBOR + 0.350%, 06/25/35 (a)	1,100,500	936,109
0.466%, 1M LIBOR + 0.380%, 10/25/46 (a)	739,881	722,988
0.546%, 1M LIBOR + 0.460%, 11/25/36 (a)	529,572	520,281
0.686%, 1M LIBOR + 0.600%, 01/25/36 (a)	377,885	363,193
1.822%, 12M MTA + 1.730%, 11/25/46 (a)	1,973,957	1,721,717
5.500%, 04/25/37	626,251	447,177
6.000%, 04/25/37	101,101	64,581
6.000%, 05/25/37	2,207,930	1,434,742
American Home Mortgage Assets Trust
1.012%, 12M MTA + 0.920%, 11/25/46 (a)	254,105	104,397
1.032%, 12M MTA + 0.940%, 10/25/46 (a)	375,913	306,982
APS Resecuritization Trust
2.686%, 1M LIBOR + 2.600%, 04/27/47 (144A) (a)	152,715	152,690
2.936%, 1M LIBOR + 2.850%, 09/27/46 (144A) (a)	1,286,803	1,287,661
Ari Investments LLC 2.986%, 01/06/25	776,488	770,664
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (l)	1,468,183	1,319,519
6.250%, 02/25/36 (l)	2,293,696	1,985,098
Chase Mortgage Finance Trust 6.000%, 12/25/37	6,784,851	4,148,586

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust 1.052%, 12M MTA + 0.960%, 04/25/46 (a)	3,423,509	1,359,565
Credit Suisse Mortgage Capital Certificates
6.500%, 10/27/37 (144A)	2,614,770	1,429,094
CSFB Mortgage-Backed Pass-Through Certificates 1.436%, 1M LIBOR + 1.350%, 11/25/35 (a)	425,657	81,282
Deutsche ALT-A Securities Mortgage Loan Trust 0.256%, 1M LIBOR + 0.170%, 08/25/47 (a)	344,059	376,378
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.588%, 1M LIBOR + 0.500%, 01/27/37 (144A) (a)	9,891	9,629
Freddie Mac STACR REMIC Trust
3.400%, SOFR + 3.350%, 09/25/41 (144A) (a)	809,072	810,196
3.550%, SOFR + 3.500%, 10/25/33 (144A) (a)	1,148,271	1,202,838
GreenPoint Mortgage Funding Trust 2.092%, 12M MTA + 2.000%, 03/25/36 (a)	137,083	136,585
GS Mortgage-Backed Securities Corp. 4.423%, 11/25/49 (144A) (a)	255,896	264,412
GSR Mortgage Loan Trust 6.000%, 07/25/37	410,835	351,339
HarborView Mortgage Loan Trust 0.292%, 1M LIBOR + 0.205%, 12/19/36 (a)	2,510,474	2,371,698
Impac Secured Assets Trust 0.426%, 1M LIBOR + 0.340%, 11/25/36 (a)	222,095	206,064
IndyMac INDX Mortgage Loan Trust
0.266%, 1M LIBOR + 0.180%, 01/25/37 (a)	443,142	451,288
2.968%, 09/25/37 (a)	688,863	555,665
JPMorgan Alternative Loan Trust
3.291%, 05/25/37 (a)	178,029	166,035
JPMorgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	9,450,000	9,557,789
6.500%, 08/25/36	197,622	110,631
Legacy Mortgage Asset Trust
1.750%, 04/25/61 (144A) (l)	3,817,622	3,821,524
2.734%, 01/25/60 (144A) (l)	551,783	556,213
MASTR Resecuritization Trust 0.519%, 08/25/37 (144A) (a)	294,495	166,924
Merrill Lynch Mortgage Investors Trust 2.685%, 05/25/36 (a)	646,655	551,620
MFA Trust 3.514%, 04/25/65 (144A) (a)	540,000	538,597
Mortgage Loan Resecuritization Trust 0.426%, 1M LIBOR + 0.340%, 04/16/36 (144A) (a)	1,156,475	1,078,278
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (a)	329,596	346,514
New York Mortgage Trust, Inc. 2.944%, 10/25/60 (144A) (a)	2,764,191	2,787,678
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.134%, 05/25/36 (l)	233,568	73,607
Preston Ridge Partners Mortgage 3.104%, 11/25/25 (144A) (l)	2,738,931	2,755,596
Preston Ridge Partners Mortgage LLC 2.857%, 09/25/25 (144A) (l)	3,449,424	3,456,328
Provident Funding Mortgage Trust 4.586%, 1M LIBOR + 4.500%, 02/25/55 (144A) (a)	380,000	377,518

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
RFMSI Trust 4.438%, 08/25/36 (a)	951,344	$771,268
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (m)	798,191	267,216
0.903%, 07/25/56 (144A) (a) (b)	1,077,502	107,584
4.268%, 05/25/57 (a)	161,999	92,943
Seasoned Loans Structured Transaction Trust 4.750%, 09/25/60 (144A) (a)	2,550,000	2,656,296
Sequoia Mortgage Trust 2.775%, 07/20/37 (a)	227,812	208,032
Structured Adjustable Rate Mortgage Loan Trust
3.009%, 04/25/36 (a)	218,368	163,509
3.066%, 04/25/47 (a)	661,697	415,534
Structured Asset Mortgage Investments Trust
0.466%, 1M LIBOR + 0.380%, 06/25/36 (a)	898,788	852,558
0.506%, 1M LIBOR + 0.420%, 05/25/46 (a)	183,972	164,370
0.546%, 1M LIBOR + 0.460%, 02/25/36 (a)	1,244,678	1,172,768
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	390,000	392,558
Verus Securitization Trust 2.601%, 05/25/65 (144A) (a)	391,000	392,953
VISIO Trust 3.910%, 11/25/54 (144A) (a)	169,000	171,149
Vista Point Securitization Trust 4.900%, 04/25/65 (144A) (a)	100,000	104,233
Voyager OPTONE Delaware Trust 7.036%, 02/25/38 (144A) (a) (b)	3,238,276	998,814
WaMu Mortgage Pass-Through Certificates Trust 0.842%, 12M MTA + 0.750%, 06/25/47 (a)	483,347	468,675

		84,862,930

Commercial Mortgage-Backed Securities—3.6%
1211 Avenue of the Americas Trust 4.280%, 08/10/35 (144A) (a)	230,000	234,156
ACEN Mortgage Trust 3.184%, 1M LIBOR + 3.100%, 04/15/34 (144A) (a)	453,000	454,419
AOA Mortgage Trust 3.110%, 12/13/29 (144A) (a)	460,000	459,696
Arbor Multifamily Mortgage Securities Trust 1.750%, 05/15/53 (144A)	126,000	108,234
Ashford Hospitality Trust, Inc. 2.184%, 1M LIBOR + 2.100%, 04/15/35 (144A) (a)	138,000	136,784
Atrium Hotel Portfolio Trust
2.034%, 1M LIBOR + 1.950%, 12/15/36 (144A) (a)	1,540,000	1,533,200
3.134%, 1M LIBOR + 3.050%, 12/15/36 (144A) (a)	178,038	172,894
BAMLL Commercial Mortgage Securities Trust
1.484%, 1M LIBOR + 1.400%, 11/15/33 (144A) (a)	510,000	497,556
1.584%, 1M LIBOR + 1.500%, 11/15/32 (144A) (a)	300,000	261,678
2.084%, 1M LIBOR + 2.000%, 11/15/32 (144A) (a)	630,000	523,291
3.716%, 04/14/33 (144A) (a)	250,000	254,944
Banc of America Commercial Mortgage Trust
0.778%, 02/15/50 (a) (b)	4,070,000	130,940
1.434%, 02/15/50 (144A) (a) (b)	2,000,000	120,900

Commercial Mortgage-Backed Securities—(Continued)
BANK
0.462%, 09/15/62 (a) (b)	8,619,000	240,444
2.643%, 04/15/54	320,000	333,667
Barclays Commercial Mortgage Trust
0.806%, 1M LIBOR + 0.722%, 03/15/37 (144A) (a)	280,000	279,125
1.501%, 05/15/52 (a) (b)	2,364,294	203,311
2.244%, 1M LIBOR + 2.160%, 11/15/34 (144A) (a)	237,000	232,243
Bayview Commercial Asset Trust
0.336%, 1M LIBOR + 0.250%, 10/25/36 (144A) (a)	127,806	123,591
0.356%, 1M LIBOR + 0.270%, 03/25/37 (144A) (a)	185,959	178,272
0.386%, 1M LIBOR + 0.300%, 10/25/36 (144A) (a)	130,048	126,009
0.536%, 1M LIBOR + 0.450%, 01/25/36 (144A) (a)	85,560	82,421
0.626%, 1M LIBOR + 0.540%, 04/25/36 (144A) (a)	92,996	88,860
0.761%, 1M LIBOR + 0.675%, 01/25/36 (144A) (a)	63,695	62,163
1.586%, 1M LIBOR + 1.500%, 12/25/37 (144A) (a)	1,280,000	1,260,430
BB-UBS Trust
0.730%, 11/05/36 (144A) (a) (b)	85,480,000	1,574,815
4.160%, 11/05/36 (144A) (a)	330,000	282,146
Bear Stearns Commercial Mortgage Securities Trust 5.513%, 01/12/45 (a)	203,242	201,781
Beast Mortgage Trust
1.184%, 1M LIBOR + 1.100%, 04/15/36 (144A) (a)	604,000	604,182
1.434%, 1M LIBOR + 1.350%, 04/15/36 (144A) (a)	751,000	751,225
1.684%, 1M LIBOR + 1.600%, 04/15/36 (144A) (a)	697,000	697,210
2.184%, 1M LIBOR + 2.100%, 04/15/36 (144A) (a)	589,000	589,178
2.984%, 1M LIBOR + 2.900%, 04/15/36 (144A) (a)	576,000	576,173
3.884%, 1M LIBOR + 3.800%, 04/15/36 (144A) (a)	641,000	641,193
4.986%, 1M LIBOR + 4.902%, 04/15/36 (144A) (a)	454,000	454,137
Benchmark Mortgage Trust
1.207%, 03/15/52 (a) (b)	3,586,130	235,682
1.231%, 04/15/54 (a) (b)	2,426,553	205,868
1.262%, 08/15/57 (a) (b)	12,650,829	883,323
1.385%, 02/15/54 (a) (b)	5,129,121	476,708
1.569%, 12/17/53 (a) (b)	1,238,631	131,714
2.577%, 04/15/54	420,000	435,588
BFLD Trust
3.784%, 1M LIBOR + 3.700%, 10/15/35 (144A) (a)	980,000	986,768
BHMS Mortgage Trust 1.334%, 1M LIBOR + 1.250%, 07/15/35 (144A) (a)	260,000	260,692
BPR Trust 3.700%, 1M LIBOR + 3.600%, 09/25/38 (144A) (a)	492,000	492,935
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,564,932
3.454%, 03/10/33 (144A)	1,847,304	1,970,831
3.633%, 03/10/33 (144A)	600,000	626,909
BX Commercial Mortgage Trust
0.994%, 1M LIBOR + 0.910%, 02/15/33 (144A) (a)	2,861,000	2,860,999
2.035%, 1M LIBOR + 1.951%, 03/15/37 (144A) (a)	200,000	199,952
2.084%, 1M LIBOR + 2.000%, 12/15/36 (144A) (a)	3,055,089	3,057,956
2.134%, 1M LIBOR + 2.050%, 11/15/35 (144A) (a)	399,000	400,068
2.234%, 1M LIBOR + 2.150%, 02/15/33 (144A) (a)	1,754,000	1,753,999
2.334%, 1M LIBOR + 2.250%, 01/15/34 (144A) (a)	280,000	280,264
2.384%, 1M LIBOR + 2.300%, 10/15/36 (144A) (a)	4,100,226	4,111,729
2.555%, 1M LIBOR + 2.471%, 03/15/37 (144A) (a)	460,000	460,300

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Commercial Mortgage Trust
2.584%, 1M LIBOR + 2.500%, 12/15/36 (144A) (a)	175,103	$174,893
2.734%, 1M LIBOR + 2.650%, 10/15/36 (144A) (a)	3,952,653	3,961,383
2.843%, 03/09/44 (144A) (a)	1,384,000	1,438,098
3.084%, 1M LIBOR + 3.000%, 01/15/34 (144A) (a)	430,000	432,668
3.084%, 1M LIBOR + 3.000%, 11/15/35 (144A) (a)	3,101,000	3,111,907
3.684%, 1M LIBOR + 3.600%, 11/15/32 (144A) (a)	1,234,503	1,236,858
4.334%, 1M LIBOR + 4.250%, 02/15/33 (144A) (a)	1,171,000	1,170,996
BX Trust
2.484%, 1M LIBOR + 2.400%, 02/15/36 (144A) (a)	1,920,000	1,919,971
2.884%, 1M LIBOR + 2.800%, 06/15/38 (144A) (a)	2,293,268	2,296,951
3.084%, 1M LIBOR + 3.000%, 02/15/36 (144A) (a)	2,520,000	2,519,962
3.202%, 12/09/41 (144A)	168,000	179,582
3.834%, 1M LIBOR + 3.750%, 06/15/38 (144A) (a)	1,810,000	1,810,003
4.076%, 12/09/41 (144A) (a)	4,260,000	4,440,484
4.133%, 1M LIBOR + 4.033%, 09/15/23 (144A) (a)	276,000	275,142
BXP Trust 3.670%, 08/13/37 (144A) (a)	760,000	781,556
CD Commercial Mortgage Trust
3.631%, 02/10/50	350,000	384,334
3.956%, 08/15/50 (a)	363,000	395,609
CFCRE Commercial Mortgage Trust
0.866%, 05/10/58 (a) (b)	2,370,000	74,028
4.690%, 02/15/33 (144A)	220,000	226,613
CFK Trust 4.791%, 01/15/39 (144A) (a)	728,000	806,515
CHC Commercial Mortgage Trust 1.584%, 1M LIBOR + 1.500%, 06/15/34 (144A) (a)	1,685,696	1,683,661
Citigroup Commercial Mortgage Trust
0.912%, 11/10/42 (144A) (a) (b)	7,730,000	491,439
3.102%, 12/15/72	220,000	237,131
4.889%, 05/10/36 (144A) (a)	1,107,000	1,147,596
5.058%, 04/15/49 (a)	10,000	10,490
Cold Storage Trust 2.849%, 1M LIBOR + 2.766%, 11/15/37 (144A) (a)	1,582,615	1,586,585
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.168%, 02/10/35 (144A) (a) (b)	60,958,000	188,360
1.141%, 03/10/46 (a) (b)	19,440,187	129,330
3.285%, 10/10/36 (144A) (a)	270,000	260,966
3.550%, 07/15/47	463,567	486,089
4.478%, 07/10/48 (a)	1,600,000	1,670,711
4.863%, 02/10/47 (a)	635,000	678,203
Credit Suisse Mortgage Capital Certificates Trust
1.034%, 1M LIBOR + 0.950%, 12/15/30 (144A) (a)	280,000	280,034
3.904%, 11/10/32 (144A) (a)	301,000	316,196
4.946%, 1M LIBOR + 4.862%, 10/15/37 (144A) (a)	750,000	769,558
CSAIL Commercial Mortgage Trust
0.217%, 11/15/50 (a) (b)	3,940,000	55,840
0.701%, 09/15/52 (a) (b)	4,150,000	155,761
1.505%, 09/15/52 (a) (b)	3,131,134	266,981
1.729%, 06/15/52 (a) (b)	7,135,829	701,815
3.000%, 03/15/52 (144A)	92,808	82,313
3.504%, 06/15/57	320,000	343,484
3.934%, 09/15/52	692,000	728,939
4.237%, 06/15/52 (a)	130,000	138,433
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	98,874
3.276%, 05/10/49	240,000	257,617

Commercial Mortgage-Backed Securities—(Continued)
DBUBS Mortgage Trust
3.452%, 10/10/34 (144A)	850,000	901,421
3.648%, 10/10/34 (144A) (a)	1,370,000	1,392,913
Extended Stay America Trust
2.334%, 1M LIBOR + 2.250%, 07/15/38 (144A) (a)	2,085,152	2,110,999
2.934%, 1M LIBOR + 2.850%, 07/15/38 (144A) (a)	1,343,013	1,356,485
3.784%, 1M LIBOR + 3.700%, 07/15/38 (144A) (a)	1,402,703	1,418,532
GCT Commercial Mortgage Trust
0.884%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	310,000	310,312
2.434%, 1M LIBOR + 2.350%, 02/15/38 (144A) (a)	100,000	100,092
GS Mortgage Securities Corp. II
3.573%, 12/10/30 (144A) (a)	250,000	238,166
5.366%, 05/03/32 (144A)	840,000	949,766
GS Mortgage Securities Corp. Trust
1.284%, 1M LIBOR + 1.200%, 06/15/38 (144A) (a)	332,000	332,307
1.851%, 12/12/53 (144A) (a) (b)	6,284,724	792,107
2.584%, 1M LIBOR + 2.500%, 11/15/37 (144A) (a)	160,000	161,008
2.856%, 05/10/34 (144A)	710,000	708,331
GS Mortgage Securities Trust
3.000%, 08/10/50 (144A)	240,000	219,326
3.932%, 10/10/35 (144A) (a)	340,000	336,531
3.932%, 11/10/52 (a)	110,000	115,899
4.529%, 04/10/47 (a)	50,000	51,566
4.569%, 07/10/48 (a)	110,000	116,412
GSCG Trust 4.118%, 09/06/34 (144A) (a)	620,000	609,094
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,213,419
HONO Mortgage Trust 4.500%, 1M LIBOR + 4.400%, 10/15/36 (144A) (a)	473,000	473,000
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	930,000	886,078
3.558%, 07/10/39 (144A) (a)	511,000	515,023
IMT Trust
3.478%, 06/15/34 (144A)	540,000	570,013
3.613%, 06/15/34 (144A) (a)	570,000	585,174
JPMorgan Chase Commercial Mortgage Securities Corp.
2.534%, 1M LIBOR + 2.450%, 04/15/38 (144A) (a)	1,030,000	1,031,280
3.034%, 1M LIBOR + 2.950%, 04/15/38 (144A) (a)	1,080,000	1,081,721
JPMBB Commercial Mortgage Securities Trust
0.776%, 05/15/48 (a) (b)	676,697	13,135
0.976%, 09/15/47 (a) (b)	1,329,713	26,518
4.265%, 12/15/48 (144A) (a)	300,000	295,347
JPMCC Commercial Mortgage Securities Trust
3.490%, 07/15/50	320,000	349,483
4.759%, 03/15/50 (144A) (a)	328,000	332,783
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (a) (b)	2,067,000	67,860
JPMorgan Alternative Loan Trust 0.506%, 1M LIBOR + 0.420%, 03/25/37 (a)	857,779	874,403
JPMorgan Chase Commercial Mortgage Securities Trust
0.650%, 04/15/46 (a) (b)	4,900,000	37,477
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	171,772
1.384%, 1M LIBOR + 1.300%, 06/15/45 (144A) (a)	29,808	29,842
2.244%, 1M LIBOR + 2.160%, 07/15/36 (144A) (a)	570,000	563,195
2.334%, 1M LIBOR + 2.250%, 12/15/36† (144A) (a)	270,000	263,609

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust
2.560%, 1M LIBOR + 1.060%, 06/15/35 (144A) (a)	310,107	$308,954
2.854%, 1M LIBOR + 2.770%, 10/15/33 (144A) (a)	180,000	180,395
2.949%, 09/06/38 (144A) (a)	238,000	252,264
3.084%, 1M LIBOR + 3.000%, 07/15/36 (144A) (a)	774,000	762,194
3.750%, 06/13/52	232,000	239,490
3.909%, 06/05/39 (144A) (a)	336,000	350,232
4.050%, 09/15/50	110,000	120,128
4.386%, 01/15/49 (a)	970,000	941,316
KKR Industrial Portfolio Trust 2021-KDIP 2.134%, 1M LIBOR + 2.050%, 12/15/37 (144A) (a)	560,000	560,699
KNDL Mortgage Trust 1.884%, 1M LIBOR + 1.800%, 05/15/36 (144A) (a)	2,728,000	2,727,975
LB-UBS Commercial Mortgage Trust 1.168%, 12/15/52 (a) (b)	7,283,741	468,548
Lehman Brothers Small Balance Commercial Mortgage Trust
0.336%, 1M LIBOR + 0.250%, 03/25/37 (144A) (a)	192,436	188,710
0.536%, 1M LIBOR + 0.450%, 09/25/36 (144A) (a)	430,000	403,716
Life Mortgage Trust 2.434%, 1M LIBOR + 2.350%, 03/15/38 (144A) (a)	1,310,000	1,313,277
LSTAR Commercial Mortgage Trust
1.095%, 03/10/50 (144A) (a) (b)	756,978	19,970
3.317%, 04/20/48 (144A) (a)	82,449	85,103
MFT Trust 3.593%, 02/10/42 (144A) (a) (b)	1,975,000	1,927,864
MHC Commercial Mortgage Trust
2.185%, 1M LIBOR + 2.101%, 04/15/38 (144A) (a)	2,540,000	2,547,879
2.685%, 1M LIBOR + 2.601%, 04/15/38 (144A) (a)	1,040,000	1,042,295
Morgan Stanley Bank of America Merrill Lynch Trust
1.331%, 12/15/47 (144A) (a) (b)	1,810,000	67,537
3.060%, 10/15/48 (144A)	85,000	82,800
4.558%, 05/15/50 (a)	300,000	310,087
4.677%, 10/15/48 (a)	170,000	181,544
Morgan Stanley Capital Trust
1.189%, 03/15/52 (a) (b)	2,378,747	150,994
2.319%, 06/15/50 (144A) (a) (b)	1,190,000	126,399
2.546%, 06/15/50 (144A)	1,510,000	1,272,820
2.634%, 1M LIBOR + 2.550%, 07/15/35 (144A) (a)	120,000	119,320
2.684%, 1M LIBOR + 2.600%, 11/15/34 (144A) (a)	1,977,000	1,978,168
3.744%, 1M LIBOR + 2.244%, 12/15/36 (144A) (a)	220,000	219,897
4.071%, 03/15/52	403,000	457,202
4.166%, 05/15/48 (144A) (a)	110,000	99,811
4.166%, 05/15/48 (a)	180,000	182,773
4.177%, 07/15/51	38,000	43,039
Morgan Stanley Capital I Trust
4.438%, 09/09/32 (144A) (a)	527,000	538,440
Motel Trust 3.650%, 1M LIBOR + 3.550%, 09/15/38 (144A) (a)	461,000	462,763
Natixis Commercial Mortgage Securities Trust
1.034%, 1M LIBOR + 0.950%, 06/15/35 (144A) (a)	221,807	219,035
2.950%, 1M LIBOR + 2.550%, 08/18/25 (144A) (a)	3,373,433	3,377,772
4.404%, 06/17/38 (144A)	265,000	294,313
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (b)	13,300,000	276,507
4.077%, 05/10/39 (144A) (a)	1,049,000	945,433
One Market Plaza Trust
Zero Coupon, 02/10/32† (144A) (a) (b)	4,222,000	4
0.218%, 02/10/32 (144A) (a) (b)	21,110,000	12,666

Commercial Mortgage-Backed Securities—(Continued)
One New York Plaza Trust 2.834%, 1M LIBOR + 2.750%, 01/15/26 (144A) (a)	160,000	161,200
Park Avenue Mortgage Trust
1.620%, 1M LIBOR + 1.537%, 09/15/34 (144A) (a)	500,000	499,993
2.203%, 1M LIBOR + 2.119%, 09/15/34 (144A) (a)	1,750,000	1,745,581
Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (b)	5,000,000	48,647
3.779%, 06/05/37 (144A) (a)	207,000	209,246
PFP, Ltd.
1.055%, 1M LIBOR + 0.970%, 04/14/36 (144A) (a)	99,210	99,148
1.505%, 1M LIBOR + 1.420%, 04/14/36 (144A) (a)	230,000	229,715
TPGI Trust
3.080%, 1M LIBOR + 3.000%, 06/15/26 (144A) (a)	315,000	314,210
3.930%, 1M LIBOR + 3.850%, 06/15/26 (144A) (a)	215,000	214,999
UBS Commercial Mortgage Trust 1.623%, 10/15/52 (a) (b)	6,946,590	655,371
Velocity Commercial Capital Loan Trust
2.980%, 02/25/50 (144A) (a)	197,213	199,686
4.240%, 11/25/47 (144A) (a)	126,466	127,383
4.450%, 05/25/47 (144A) (a)	150,000	150,559
5.000%, 11/25/47 (144A) (a)	74,394	73,584
5.350%, 05/25/47 (144A) (a)	150,000	152,488
5.498%, 10/25/46 (a)	23,949	23,959
7.226%, 10/25/46 (a)	160,000	161,553
Wells Fargo Commercial Mortgage Trust
0.933%, 1M LIBOR + 0.850%, 12/13/31 (144A) (a)	490,000	485,835
1.185%, 12/15/48 (a) (b)	947,789	34,383
1.397%, 08/15/49 (144A) (a) (b)	1,430,000	73,430
1.575%, 05/15/52 (a) (b)	5,322,333	448,969
2.174%, 1M LIBOR + 2.090%, 02/15/37 (144A) (a)	300,000	292,494
2.600%, 11/15/50 (144A) (a)	305,000	250,700
2.824%, 1M LIBOR + 2.740%, 02/15/37 (144A) (a)	260,000	251,205
3.241%, 12/15/48 (144A)	283,000	243,734
3.561%, 08/15/52	92,000	95,634
3.874%, 06/15/36 (144A) (a)	270,000	296,941
4.492%, 09/15/50 (144A) (a)	150,000	140,999
4.904%, 01/15/52 (a)	622,000	716,002
WF-RBS Commercial Mortgage Trust 3.906%, 09/15/57 (a)	1,540,000	1,600,272

		133,733,096

Total Mortgage-Backed Securities (Cost $225,840,351)		218,596,026

Foreign Government—5.0%

Sovereign—5.0%
Argentine Republic Government International Bond
1.125%, 07/09/35 (l)	3,896,000	1,274,226
2.500%, 07/09/41 (l)	3,530,000	1,296,463
Bahrain Government International Bonds
5.250%, 01/25/33	400,000	379,784
7.500%, 09/20/47	400,000	411,400
China Government Bonds
1.990%, 04/09/25 (CNY)	416,710,000	62,991,264
2.680%, 05/21/30 (CNY)	332,950,000	50,287,576

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign —(Continued)
Colombia Government International Bonds
3.000%, 01/30/30 (f)	1,720,000	$1,625,469
3.125%, 04/15/31 (f)	7,639,000	7,150,333
3.250%, 04/22/32	600,000	559,512
4.500%, 03/15/29	4,368,000	4,603,435
Egypt Government International Bonds
7.300%, 09/30/33 (144A)	752,000	730,042
7.903%, 02/21/48	397,000	362,263
Ghana Government International Bond
8.750%, 03/11/61	471,000	420,367
8.625%, 04/07/34 (144A)	479,000	455,289
Hungary Government International Bond 5.375%, 03/25/24	2,054,000	2,279,118
Indonesia Government International Bonds
2.850%, 02/14/30	662,000	683,389
3.050%, 03/12/51	1,965,000	1,856,296
Indonesia Treasury Bond 7.125%, 06/15/42 (IDR)	11,894,000,000	845,980
Mexico Government International Bonds
2.659%, 05/24/31	2,105,000	2,030,757
4.500%, 01/31/50 (f)	4,504,000	4,606,241
Morocco Government International Bonds
3.000%, 12/15/32 (144A)	406,000	385,716
4.000%, 12/15/50 (144A)	203,000	185,177
Nigeria Government International Bonds
6.125%, 09/28/28 (144A)	512,000	513,413
7.375%, 09/28/33 (144A)	388,000	391,104
Panama Government International Bonds
3.875%, 03/17/28 (f)	1,279,000	1,388,534
4.500%, 04/01/56	1,811,000	1,970,277
Peruvian Government International Bonds
3.550%, 03/10/51 (f)	1,587,000	1,575,558
4.125%, 08/25/27	1,009,000	1,115,560
Philippine Government International Bonds
3.000%, 02/01/28	1,834,000	1,956,333
3.200%, 07/06/46	2,044,000	2,008,030
Republic of Austria Government Bond 2.100%, 09/20/2117 (144A) (EUR)	1,609,000	2,976,927
Republic of South Africa Government Bond 7.000%, 02/28/31 (ZAR)	44,678,185	2,496,371
Russian Federal Bond - OFZ
5.900%, 03/12/31 (RUB)	752,034,000	9,429,760
6.100%, 07/18/35 (RUB)	268,155,000	3,282,346
7.650%, 04/10/30 (RUB)	108,146,000	1,531,817
Spain Government Bond 3.450%, 07/30/66 (144A) (EUR)	3,479,000	6,179,383
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	1,452,155
5.100%, 06/18/50	1,118,733	1,421,943

Total Foreign Government (Cost $187,294,590)		185,109,608

Floating Rate Loans (n)—1.9%
Security Description	Principal Amount*	Value

Advertising — 0.0%
Lamar Media Corp.
Term Loan B, 1.583%, 1M LIBOR + 1.500%, 02/05/27	104,734	104,298

Airlines — 0.1%
Allegiant Travel Co.
Term Loan, 3.124%, 3M LIBOR + 3.000%, 02/05/24	1,145,933	1,141,755
Kestrel Bidco, Inc.
Term Loan B, 4.000%, 3M LIBOR + 3.000%, 12/11/26	3,292,855	3,221,739

		4,363,494

Beverages — 0.0%
City Brewing Co. LLC
Closing Date Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	351,000	348,148
Triton Water Holdings, Inc.
Term Loan, 4.000%, 3M LIBOR + 3.500%, 03/31/28	376,058	375,999

		724,147

Building Materials — 0.1%
ACProducts, Inc.
Term Loan B, 4.750%, 3M LIBOR + 4.250%, 05/17/28	757,103	757,238
IPS Corp.
Delayed Draw Term Loan, 09/21/28 (o)	29,272	29,290
Term Loan, 09/21/28 (o)	146,361	146,452
Jeld-Wen Inc.
Term Loan B, 2.334%, 1M LIBOR + 2.250%, 07/28/28	757,103	756,819
MI Windows and Doors, LLC
Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/18/27	529,003	530,821

		2,220,620

Chemicals — 0.1%
Eastman Chemical Co.
Term Loan B, 08/12/28 (o)	402,000	400,995
LSF11 A5 Holdco LLC
Term Loan B, 09/30/28 (o)	1,619,000	1,623,047
SCIH Salt Holdings, Inc.
Incremental Term Loan B, 4.750%, 3M LIBOR + 4.000%, 03/16/27	834,235	836,386

		2,860,428

Commercial Services — 0.2%
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 08/05/28	661,500	662,327
Caliber Home Loans, Inc.
Revolver, 07/24/25 (p)	5,350,000	5,336,625
Interface Security Systems LLC
Term Loan, 7.121%, 3M LIBOR + 7.000%, 08/07/23 (i) (j)	1,216,325	1,211,824

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (n)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services —(Continued)
Signal Parent, Inc.
Term Loan B, 4.250%, 1M LIBOR + 3.500%, 04/03/28	558,600	$553,014

		7,763,790

Cosmetics/Personal Care—0.0%
Conair Holdings LLC
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 05/17/28	214,000	214,423

Distribution/Wholesale—0.0%
KAR Auction Services, Inc. Term Loan B6, 2.375%, 1M LIBOR + 2.250%, 09/19/26	232,378	228,893

Electric—0.0%
Pacific Gas & Electric Co. Term Loan B, 3.500%, 3M LIBOR + 3.000%, 06/23/25	1,359,788	1,337,691

Entertainment—0.4%
18 Fremont Street Acquisition LLC Term Loan B, 10.250%, 3M LIBOR + 7.000%, 08/09/25	2,513,208	2,568,184
ECL Entertainment LLC Term Loan, 8.500%, 1M LIBOR + 7.500%, 03/31/28	857,850	878,760
Everi Holdings, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.500%, 08/03/28	280,000	279,737
Great Canadian Gaming Corp. Term Loan, 11/01/26 (o)	139,000	139,492
GVC Holdings (Gibraltar), Ltd. USD Term Loan B4, 03/16/27 (o)	857,850	857,672
Herschend Entertainment Company LLC Term Loan, 08/27/28 (o)	334,000	335,252
J&J Ventures Gaming LLC Term Loan, 4.750%, 1M LIBOR + 4.000%, 04/07/28	716,000	720,475
Maverick Gaming LLC Term Loan B, 8.500%, 3M LIBOR + 7.500%, 08/19/26	490,000	485,100
SeaWorld Parks & Entertainment, Inc. Term Loan B, 3.500%, 1M LIBOR + 3.000%, 08/25/28	3,734,000	3,728,399
Stars Group Holdings B.V. (The) Incremental Term Loan, 2.382%, 3M LIBOR + 2.250%, 07/21/26	2,317,583	2,312,756
The Enterprise Development Authority Term Loan B, 5.000%, 1M LIBOR + 4.250%, 02/18/28	586,950	589,136
Twin River Worldwide Holdings, Inc. Term Loan B, 08/06/28 (o)	2,728,000	2,730,772

		15,625,735

Environment Control—0.0%
WIN Waste Innovations Holdings, Inc. Term Loan B, 3.250%, 3M LIBOR + 2.750%, 03/24/28	131,670	131,780

Food—0.0%
Shearer’s Foods, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 09/23/27	165,333	165,356
Sovos Brands Intermediate, Inc. Term Loan, 4.500%, 3M LIBOR + 4.250%, 06/08/28	150,762	151,139

		316,495

Healthcare-Products—0.1%
Medline Industries, Inc. USD Term Loan B, 09/20/28 (o)	3,583,000	3,576,282

Healthcare-Services—0.0%
Medical Solutions LLC Term Loan, 10/01/29 (o)	320,000	316,800
Select Medical Corp. Term Loan B, 2.340%, 1M LIBOR + 2.250%, 03/06/25	242,054	240,995

		557,795

Housewares—0.0%
Springs Windows Fashions LLC Term Loan B, 10/06/28 (o)	343,000	340,856

Internet—0.0%
Cablevision Lightpath LLC Term Loan B, 3.750%, 1M LIBOR + 3.250%, 11/30/27	204,455	204,864

Lodging—0.2%
Aimbridge Acquisition Co., Inc. Incremental Term Loan B, 5.500%, 1M LIBOR + 4.750%, 02/02/26	338,589	337,107
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 02/02/26	833,802	820,253
Caesars Resort Collection LLC Term Loan B1, 3.583%, 3M LIBOR + 3.500%, 07/21/25	387,090	388,014
Golden Nugget, Inc. Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	1,358,719	1,353,624
Hilton Grand Vacations Borrower LLC Term Loan, 3.500%, 1M LIBOR + 3.000%, 08/02/28	1,162,000	1,166,067
Jack Ohio Finance LLC Term Loan, 10/04/28 (o)	521,000	522,302
Spectacle Gary Holdings LLC Delayed Draw Term Loan, 11.000%, 3M LIBOR + 9.000%, 12/23/25	216,552	236,042
Term Loan B, 11.000%, 1M LIBOR + 9.000%, 12/23/25	2,988,416	3,257,373

		8,080,782

Machinery-Diversified—0.0%
Columbus McKinnon Corp. Term Loan B, 3.250%, 3M LIBOR + 2.750%, 05/14/28	90,748	90,635

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (n)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Rexnord LLC Term Loan B, 10/04/28 (o)	151,000	$151,264

		241,899

Media—0.0%
CSC Holdings LLC Term Loan B5, 2.584%, 1M LIBOR + 2.500%, 04/15/27	969,221	959,529
DirecTV Financing LLC Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/22/27	881,000	882,744

		1,842,273

Metal Fabricate/Hardware—0.0%
Advanced Drainage Systems, Inc. Term Loan B, 2.375%, 1M LIBOR + 2.250%, 07/31/26	163,218	163,626
Zekelman Industries, Inc. Term Loan, 2.083%, 1M LIBOR + 2.000%, 01/24/27	268,905	266,496

		430,122

Mining—0.0%
American Rock Salt Company LLC Term Loan, 4.750%, 1M LIBOR + 4.000%, 06/04/28	217,455	218,905

Packaging & Containers—0.0%
Mold-Rite Plastics LLC Term Loan, 09/30/28 (o)	352,000	352,440

Pharmaceuticals—0.1%
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.072%, 1W LIBOR + 2.000%, 11/15/27	1,529,013	1,506,396
HCRX Investments Holdco L.P. Term Loan B, 07/14/28 (o)	433,000	432,134

		1,938,530

Pipelines—0.1%
Buckeye Partners L.P. Term Loan B, 2.334%, 1M LIBOR + 2.250%, 11/01/26	2,485,297	2,474,036
DT Midstream, Inc. Term Loan B, 2.500%, 6M LIBOR + 2.000%, 06/26/28	715,208	715,598
ITT Holdings LLC Term Loan, 3.250%, 1M LIBOR + 2.750%, 07/10/28	351,000	351,439

		3,541,073

Retail—0.2%
Foundation Building Materials Holding Co. LLC Term Loan, 3.750%, 3M LIBOR + 3.250%, 02/03/28	1,182,093	1,175,813
Jo-Ann Stores, Inc. Term Loan B1, 5.500%, 3M LIBOR + 4.750%, 07/07/28	285,000	278,053

Retail—(Continued)
LBM Acquisition LLC
Incremental Delayed Draw Term Loan B2, 12/17/27 (o)	513,333	508,649
Incremental Term Loan B2, 12/17/27 (o)	1,024,094	1,014,749
Term Loan B, 4.500%, 3M LIBOR + 3.750%,, 12/17/27	312,633	310,288
Michaels Companies, Inc. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/15/28	186,533	186,984
Park River Holdings, Inc. Term Loan, 4.000%, 3M LIBOR + 3.250%, 12/28/27	201,495	200,824
SRS Distribution, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 06/02/28	950,000	950,831
Tory Burch LLC Term Loan B, 04/16/28 (o)	606,480	607,888
White Cap Buyer LLC Term Loan B, 4.500%, 1M LIBOR + 4.000%, 10/19/27	1,379,575	1,384,365
WOOF Holdings, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 12/21/27	317,405	318,496

		6,936,940

Software—0.1%
Athenahealth, Inc. Term Loan B1, 4.377%, 3M LIBOR + 4.250%, 02/11/26	138,305	138,858
ConnectWise, LLC Term Loan B, 09/29/28 (o)	1,100,000	1,098,900
Playtika Holding Corp. Term Loan, 2.834%, 1M LIBOR + 2.750%, 03/13/28	1,070,620	1,071,456

		2,309,214

Telecommunications—0.1%
Connect Finco Sarl Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/11/26	1,454,901	1,457,516
Intelsat Jackson Holdings S.A.
DIP Term Loan, 10/13/22 (p)	458,892	461,186
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	342,231	349,076

		2,267,778

Transportation—0.1%
Genesee & Wyoming, Inc. Term Loan, 2.132%, 3M LIBOR + 2.000%, 12/30/26	904,230	899,756
XPO Logistics, Inc. Term Loan B, 1.833%, 1M LIBOR + 1.750%, 02/24/25	1,462,420	1,456,852

		2,356,608

Total Floating Rate Loans (Cost $70,526,972)		71,088,155

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Municipals—0.7%

Security Description	Shares/ Principal Amount*	Value
American Municipal Power, Inc., Build America Bond 8.084%, 02/15/50	510,000	$946,914
Bay Area Toll Bridge Authority, Build America Bond 7.043%, 04/01/50	1,215,000	2,137,353
Los Angeles, CA Community College District, Build America Bond 6.600%, 08/01/42	785,000	1,229,396
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	2,020,000	2,854,615
Massachusetts Housing Finance Agency 4.500%, 12/01/48	275,000	290,647
Metropolitan Transportation Authority, Build America Bonds 6.668%, 11/15/39	170,000	243,791
6.814%, 11/15/40	330,000	481,685
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	466,000	699,691
New Jersey Turnpike Authority 7.414%, 01/01/40	492,000	803,181
New York City Water & Sewer System 5.882%, 06/15/44	270,000	414,045
New York State Dormitory Authority, Build America Bond 5.389%, 03/15/40	355,000	472,649
Port Authority of New York & New Jersey 4.960%, 08/01/46	1,350,000	1,834,535
San Antonio, TX Electric & Gas Systems Revenue, Build America Bond 5.808%, 02/01/41	875,000	1,262,470
State of California 4.600%, 04/01/38	3,765,000	4,363,756
State of California General Obligation Unlimited, Build America Bond 7.550%, 04/01/39	780,000	1,314,337
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	3,010,000	3,508,295
State of Texas 5.517%, 04/01/39	820,000	1,179,057
University of California 4.858%, 05/15/2112	239,000	335,704

Total Municipals (Cost $21,737,916)		24,372,121

Common Stocks—0.5%

Equity Real Estate Investment Trusts—0.1%
DiamondRock Hospitality Co. (q)	95,444	901,946
Park Hotels & Resorts, Inc. (e) (q)	45,010	861,491
Service Properties Trust	97,042	1,087,841
Sunstone Hotel Investors, Inc. (e) (f) (q)	65,729	784,804
Xenia Hotels & Resorts, Inc. (q)	52,617	933,426

		4,569,508

Health Care Providers & Services—0.1%
HCA Healthcare, Inc. (e)	5,002	1,214,085

Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment, Inc. (q)	9,247	1,038,253

Household Durables—0.0%
Beazer Homes USA, Inc. (q)	10,319	178,003
Taylor Morrison Home Corp. (q)	37,132	957,263

		1,135,266

Interactive Media & Services—0.0%
Genius Sports, Ltd. (f) (q)	38,425	717,010

Media—0.0%
Altice USA, Inc.—Class A (q)	13,273	275,017

Oil, Gas & Consumable Fuels—0.2%
California Resources Corp. (e) (f) (q)	73,254	3,003,414
Chesapeake Energy Corp.	1,107	68,180
Devon Energy Corp.	11,942	424,061
Diamondback Energy, Inc.	4,363	413,045
Green Plains, Inc. (e) (q)	37,956	1,239,263
Ovintiv, Inc.	12,193	400,906

		5,548,869

Real Estate Management & Development—0.0%
Forestar Group, Inc. (q)	24,203	450,902

Special Purpose Acquisition Companies—0.1%
ArcLight Clean Transition Corp. II (q)	21,772	212,495
Climate Real Impact Solutions II Acquisition Corp. (q)	9,082	88,822
Northern Genesis Acquisition Corp. II (q)	9,015	89,519
Pivotal Investment Corp. (q)	26,099	257,858
Reinvent Technology Partners † (q)	32,867	331,957
Science Strategic Acquisition Corp. Alpha (q)	27,544	267,452
Thimble Point Acquisition Corp. (q)	32,244	325,987
Tishman Speyer Innovation Corp. II - Class A (q)	16,712	163,777

		1,737,867

Total Common Stocks (Cost $13,217,352)		16,686,777

Preferred Stock—0.1%

Home Builders—0.1%
Dream Finders Homes, Inc., 9.000% † (Cost $2,601,720)	2,628	2,601,720

Warrants—0.0%

Health Care Providers & Services—0.0%
Cano Health, Inc. (q)	36,440	150,497

Interactive Media & Services—0.0%
Genius Sports, Ltd. (q)	53,873	384,653

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Warrants—(Continued)

Security Description	Shares/ Principal Amount*	Value

Machinery—0.0%
Hyzon Motors, Inc. (q)	32,814	$46,924
Sarcos Technology and Robotics Corp. - Class A (q)	102,425	79,892

		126,816

Software—0.0%
CCC Intelligent Solutions Holdings, Inc. (q)	9,200	21,344
Latch, Inc. (q)	43,584	143,827

		165,171

Special Purpose Acquisition Companies—0.0%
ArcLight Clean Transition Corp. II - Class A (q)	4,354	4,572
Austerlitz Acquisition Corp. I - Class A (q)	5,145	8,695
Climate Real Impact Solutions II Acquisition Corp. (q)	1,816	1,907
Lakestar Spac I SE (q)	5,996	3,820
Northern Genesis Acquisition Corp. II (q)	3,005	3,215
Offerpad Solutions, Inc. (q)	29,552	51,716
Science Strategic Acquisition Corp. Alpha (q)	9,181	6,427
Tishman Speyer Innovation Corp. II - Class A (q)	3,342	2,808
TPG Pace Beneficial Finance Corp. - Class A (q)	8,740	17,305

		100,465

Specialty Retail—0.0%
EVgo, Inc. (q)	19,550	34,995
Volta, Inc. (q)	20,140	51,558

		86,553

Total Warrants (Cost $971,791)		1,014,155

Convertible Bond—0.0%

Airlines—0.0%
GOL Equity Finance S.A. 3.750%, 07/15/24 (Cost $70,185)	100,000	90,933

Escrow Shares—0.0%

Oil & Gas—0.0%
Chesapeake Energy Corp. (h) (i) (j)	100,000	0
Chesapeake Energy Corp. (h) (i) (j)	1,884,000	0

		0

Savings & Loans—0.0%
Washington Mutual Bank † (h) (i) (j)	5,027,000	1
Washington Mutual Bank (h) (i) (j)	1,310,000	0
Washington Mutual Bank † (h) (i) (j)	2,440,000	0

		1

Total Escrow Shares (Cost $986,105)		1

Short-Term Investment—12.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—12.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $443,562,050; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/28, with a market value of $452,433,326.	443,562,050	$443,562,050

Total Short-Term Investments (Cost $443,562,050)		443,562,050

Securities Lending Reinvestments (r)—0.7%

Certificate of Deposit—0.0%
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	1,000,000	999,994

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,925,780; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $5,024,291	4,925,775	4,925,775
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,100,007	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $400,002; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $408,002	400,000	400,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,000,078; collateralized by various Common Stock with an aggregate market value of $2,222,520	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,443,041	1,300,000	1,300,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,100,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,221,680	1,100,000	1,100,000

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $510,026	500,000	$500,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $3,658,679; collateralized by various Common Stock with an aggregate market value of $4,065,121	3,658,537	3,658,537

		18,884,312

Time Deposits—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	200,000	200,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (a)	1,000,000	1,000,000

		1,200,000

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (s)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (s)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (s)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (s)	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $30,084,312)		30,084,306

Total Purchased Options—0.1% (t) (Cost $6,196,522)		5,117,690
Total Investments—122.9% (Cost $4,539,194,848)		4,565,858,243
Unfunded Loan Commitments—(0.0)% (Cost $(725,169))		(725,169)
Net Investments—122.9% (Cost $4,538,469,679)		4,565,133,074
Other assets and liabilities (net)—(22.9)%		(851,444,376)

Net Assets—100.0%		$3,713,688,698

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $4,045,039, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $9,681,223.
(e)	All or a portion of the security was pledged as collateral against open OTC swap contract, OTC option contracts and forward foreign currency exchange contracts. As of September 30, 2021, the market value of securities pledged was $3,552,132.
(f)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $36,364,937 and the collateral received consisted of cash in the amount of $30,084,312 and non-cash collateral with a value of $7,430,210. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.1% of net assets.
(k)	Perpetual bond with no specified maturity date.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Principal only security.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	This loan will settle after September 30, 2021, at which time the interest rate will be determined.
(p)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(q)	Non-income producing security.
(r)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(s)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $823,174,663, which is 22.2% of net assets.

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Restricted Securities	Acquisition Date	Shares/Principal Amount	Cost	Value
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/26	01/28/20	255,000	$256,275	$168,300
Dream Finders Homes, Inc.	09/29/21	2,628	2,601,720	2,601,720
JPMorgan Chase Commercial Mortgage Securities Trust, 2.334%, 12/15/36	01/29/20	270,000	270,000	263,609
Knollwood CDO, Ltd., 3.335%, 01/10/39	02/10/04	1,023,859	1,023,859	102
Litigation Fee Residual Funding LLC, 4.000%, 10/30/27	04/24/15	389,152	389,152	389,152
One Market Plaza Trust, Zero Coupon, 02/10/32	06/28/17	4,222,000	—	4
Reinvent Technology Partners	03/16/21	32,867	328,670	331,957
Stoneway Capital Corp., 10.000%, 03/01/27	02/10/17 - 03/21/18	1,137,974	1,192,217	290,195
Washington Mutual Bank	09/20/17	1,247,000	—	0
Washington Mutual Bank	09/16/17	250,000	—	0

				$4,045,039

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	$(1,367,000)	$(1,437,433)	$(1,437,406)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(4,533,000)	(4,823,395)	(4,833,314)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.500%	TBA	(7,059,000)	(7,532,206)	(7,531,760)
Uniform Mortgage-Backed Securities 30 Yr. Pool	1.500%	TBA	(164,000)	(159,247)	(159,311)
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.500%	TBA	(541,000)	(585,291)	(585,083)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(1,795,000)	(1,968,610)	(1,973,098)

Totals				$(16,506,182)	$(16,519,972)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	376,000	JPMC	10/12/21	USD	272,139	$(302)
BRL	1,971,153	BNP	10/04/21	USD	362,384	(423)
BRL	1,952,257	CBNA	10/04/21	USD	358,910	(419)
BRL	1,975,763	CBNA	10/04/21	USD	375,000	(12,192)
BRL	1,978,572	CBNA	10/04/21	USD	376,000	(12,676)
BRL	1,940,352	JPMC	10/04/21	USD	356,722	(416)
BRL	1,940,352	JPMC	10/04/21	USD	356,722	(416)
BRL	2,055,398	JPMC	10/04/21	USD	377,872	(441)
BRL	1,957,418	MSIP	10/04/21	USD	376,000	(16,560)
BRL	3,932,250	MSIP	10/04/21	USD	749,000	(26,923)
BRL	3,021,633	BNP	11/03/21	USD	557,000	(4,672)
CAD	714,877	JPMC	10/08/21	USD	564,000	397
EUR	479,000	JPMC	10/20/21	USD	556,566	(1,551)
EUR	479,000	JPMC	10/20/21	USD	556,566	(1,551)
EUR	321,000	BBP	10/21/21	USD	376,949	(5,001)
EUR	321,000	BBP	10/21/21	USD	376,949	(5,001)
EUR	480,000	GSI	10/21/21	USD	563,179	(6,995)
IDR	496,976,888	BNP	10/29/21	USD	34,766	(127)
IDR	745,465,332	BNP	10/29/21	USD	52,130	(172)
IDR	1,498,077,147	BNP	10/29/21	USD	104,797	(382)
IDR	2,247,115,721	BNP	10/29/21	USD	157,141	(518)
IDR	2,877,973,505	BNP	10/29/21	USD	201,327	(733)
IDR	8,675,305,514	BNP	10/29/21	USD	606,877	(2,211)
IDR	10,339,763,771	BNP	10/29/21	USD	723,010	(2,332)
IDR	12,637,489,053	BNP	10/29/21	USD	883,308	(2,479)
IDR	2,899,031,847	BBP	10/29/21	USD	202,871	(810)
IDR	8,738,783,360	BBP	10/29/21	USD	611,531	(2,441)
KRW	445,522,400	CBNA	10/20/21	USD	376,000	181
KRW	445,522,400	CBNA	10/20/21	USD	376,000	181

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KZT	111,104,448	CBNA	10/08/21	USD	254,360	$6,062
MXN	7,615,325	BOM	10/20/21	USD	377,000	(8,979)
MXN	11,352,289	BOM	10/20/21	USD	562,000	(13,385)
MXN	7,596,489	GSI	10/20/21	USD	377,000	(9,889)
MXN	7,596,489	GSI	10/20/21	USD	377,000	(9,889)
MXN	7,523,337	UBSA	10/20/21	USD	377,000	(13,424)
MXN	7,523,337	UBSA	10/20/21	USD	377,000	(13,424)
MXN	11,676,363	BNP	10/29/21	USD	584,312	(20,745)
MXN	15,799,552	BNP	10/29/21	USD	789,636	(27,060)
MXN	38,200,282	DBAG	10/29/21	USD	1,910,826	(67,063)
MXN	8,962,367	CBNA	11/01/21	USD	435,934	(3,540)
MXN	8,962,367	CBNA	11/01/21	USD	435,934	(3,540)
MXN	4,332,275	GSI	11/01/21	USD	210,553	(1,540)
MXN	4,332,275	GSI	11/01/21	USD	210,553	(1,540)
MXN	5,883,344	MSIP	11/01/21	USD	286,513	(2,668)
MXN	5,883,344	MSIP	11/01/21	USD	286,513	(2,668)
RUB	27,158,130	DBAG	10/20/21	USD	373,000	(909)
RUB	27,158,130	DBAG	10/20/21	USD	373,000	(909)
RUB	27,437,288	JPMC	10/20/21	USD	376,000	(84)
RUB	27,437,288	JPMC	10/20/21	USD	376,000	(84)
TRY	2,013,663	CBNA	10/12/21	USD	230,724	(5,561)
TRY	2,019,019	CBNA	10/12/21	USD	231,338	(5,575)
TRY	1,268,576	UBSA	10/12/21	USD	145,276	(3,426)
TRY	1,271,950	UBSA	10/12/21	USD	145,662	(3,435)
ZAR	3,981,869	BOA	10/14/21	USD	282,000	(17,920)
ZAR	3,981,869	BOA	10/14/21	USD	282,000	(17,920)

Contracts to Deliver
AUD	376,000	HSBC	10/12/21	USD	274,660	2,823
AUD	2,375,000	JPMC	12/15/21	USD	1,755,876	38,305
BRL	1,971,153	BNP	10/04/21	USD	376,000	14,038
BRL	1,978,572	CBNA	10/04/21	USD	363,748	424
BRL	1,975,763	CBNA	10/04/21	USD	363,232	424
BRL	1,952,257	CBNA	10/04/21	USD	377,000	18,508
BRL	2,055,398	JPMC	10/04/21	USD	375,000	(2,432)
BRL	1,940,352	JPMC	10/04/21	USD	376,000	19,694
BRL	1,940,352	JPMC	10/04/21	USD	376,000	19,694
BRL	3,932,250	MSIP	10/04/21	USD	722,920	843
BRL	1,957,418	MSIP	10/04/21	USD	359,859	420
CAD	710,601	JPMC	10/08/21	USD	564,000	2,978
CAD	1,367,000	BOA	12/15/21	USD	1,085,970	6,718
CAD	334,000	RBC	12/15/21	USD	264,037	343
CLP	455,168,000	UBSA	11/02/21	USD	560,000	237
CNH	502,412,274	BBP	12/15/21	USD	77,398,982	(93,656)
COP	2,169,520,500	CBNA	10/29/21	USD	563,000	(5,746)
EUR	801,000	JPMC	10/21/21	USD	940,344	12,213
EUR	321,000	JPMC	10/21/21	USD	376,842	4,894
EUR	26,569,000	BNP	12/15/21	USD	31,471,671	649,922
EUR	1,229,000	BNP	12/15/21	USD	1,443,585	17,866
EUR	251,000	BNY	12/15/21	USD	294,983	3,807
EUR	69,000	DBAG	12/15/21	USD	81,042	998
EUR	26,569,000	HSBC	12/15/21	USD	31,494,414	672,666
IDR	10,470,939,500	BNP	10/29/21	USD	713,863	(15,958)
IDR	2,784,549,500	BNP	10/29/21	USD	189,838	(4,244)
IDR	11,656,146,842	BOA	10/29/21	USD	801,661	(10,769)
IDR	10,470,939,500	BOA	10/29/21	USD	714,155	(15,666)
IDR	2,784,549,500	BOA	10/29/21	USD	189,916	(4,166)
IDR	7,770,764,562	CBNA	10/29/21	USD	534,477	(7,142)
IDR	18,339,402,616	CBNA	11/17/21	USD	1,263,741	(12,067)
KRW	443,999,600	CBNA	10/20/21	USD	376,000	1,105
KRW	443,999,600	CBNA	10/20/21	USD	376,000	1,105
MXN	11,366,472	GSI	10/20/21	USD	560,000	10,699
MXN	7,599,766	GSI	10/20/21	USD	376,000	8,731
MXN	7,599,766	GSI	10/20/21	USD	376,000	8,731
MXN	18,845,038	HSBC	10/20/21	USD	934,000	23,287
MXN	11,528,118	HSBC	10/20/21	USD	557,000	(112)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	11,528,118	HSBC	10/20/21	USD	557,000	$(112)
MXN	19,090,000	BBP	10/29/21	USD	949,749	28,357
MXN	26,312,000	CBNA	10/29/21	USD	1,301,028	31,062
MXN	19,574,901	UBSA	10/29/21	USD	955,824	11,028
MXN	9,823,215	GSI	11/24/21	USD	482,632	10,263
RUB	27,590,880	CBNA	10/20/21	USD	376,000	(2,020)
RUB	27,590,880	CBNA	10/20/21	USD	376,000	(2,020)
RUB	27,508,160	CBNA	10/20/21	USD	376,000	(887)
RUB	27,508,160	CBNA	10/20/21	USD	376,000	(887)
RUB	27,649,160	UBSA	10/20/21	USD	376,000	(2,819)
RUB	27,649,160	UBSA	10/20/21	USD	376,000	(2,819)
RUB	38,324,109	CSI	10/26/21	USD	515,913	(8,598)
RUB	56,011,118	HSBC	10/26/21	USD	754,257	(12,322)
RUB	37,560,390	HSBC	10/26/21	USD	506,034	(8,024)
RUB	37,447,770	HSBC	10/26/21	USD	503,970	(8,547)
RUB	37,436,100	HSBC	10/26/21	USD	503,773	(8,585)
RUB	37,424,232	HSBC	10/26/21	USD	503,274	(8,921)
RUB	37,340,745	HSBC	10/26/21	USD	502,669	(8,384)
RUB	35,380,135	HSBC	10/26/21	USD	478,349	(5,870)
RUB	18,712,252	HSBC	10/26/21	USD	251,846	(4,254)
RUB	17,619,989	HSBC	10/26/21	USD	236,756	(4,394)
RUB	56,013,823	JPMC	10/26/21	USD	749,229	(17,387)
RUB	183,182,576	MSIP	10/26/21	USD	2,466,856	(40,215)
RUB	71,775,364	MSIP	10/26/21	USD	964,930	(17,401)
RUB	64,771,611	MSIP	10/26/21	USD	865,641	(20,835)
RUB	56,052,566	MSIP	10/26/21	USD	745,330	(21,816)
RUB	43,060,555	MSIP	10/26/21	USD	577,742	(11,593)
RUB	37,683,445	MSIP	10/26/21	USD	505,597	(10,145)
RUB	37,429,932	MSIP	10/26/21	USD	504,362	(7,912)
RUB	37,352,378	MSIP	10/26/21	USD	503,317	(7,895)
RUB	28,035,000	MSIP	10/26/21	USD	373,427	(10,266)
RUB	27,934,138	MSIP	10/26/21	USD	377,514	(4,798)
RUB	35,876,607	CBNA	12/02/21	USD	483,838	(3,964)
RUB	46,181,700	HSBC	12/02/21	USD	624,474	(3,444)
TRY	1,442,650	BNP	10/12/21	USD	168,589	7,275
TRY	3,245,028	CBNA	10/12/21	USD	377,000	14,147
TRY	3,245,028	CBNA	10/12/21	USD	377,000	14,147
TRY	1,776,242	CBNA	10/12/21	USD	207,411	8,795
TRY	3,462,020	CBNA	11/29/21	USD	376,000	(1,582)
ZAR	13,981,513	BOA	10/20/21	USD	934,000	7,493
ZAR	39,012,599	CACIB	11/24/21	USD	2,545,924	(26,973)

Cross Currency Contracts to Buy
EUR	479,000	BNP	10/04/21	PLN	2,175,831	7,780
EUR	479,000	BNP	10/04/21	PLN	2,175,831	7,780
EUR	560,000	DBAG	10/20/21	NOK	5,666,466	737
NOK	5,694,005	JPMC	10/20/21	EUR	560,000	2,413
PLN	2,171,660	BBP	10/04/21	EUR	479,000	(8,829)
PLN	2,171,660	BBP	10/04/21	EUR	479,000	(8,829)
PLN	2,219,997	BOA	11/02/21	EUR	479,000	2,997
PLN	2,219,997	BOA	11/02/21	EUR	479,000	2,997

Net Unrealized Appreciation						$857,339

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/19/22	1,185	USD	294,783,563	$48,064
U.S. Treasury Long Bond Futures	12/21/21	828	USD	131,833,125	(2,765,760)
U.S. Treasury Note 2 Year Futures	12/31/21	959	USD	211,032,446	(153,408)
U.S. Treasury Note 5 Year Futures	12/31/21	873	USD	107,153,930	(82,680)
U.S. Treasury Ultra Long Bond Futures	12/21/21	848	USD	162,021,000	(3,978,043)

Futures Contracts—Short
90 Day Eurodollar Futures	03/18/24	(1,534)	USD	(378,610,375)	(1,967)
Euro-Bund 10 Year Futures	12/08/21	(26)	EUR	(4,415,320)	82,497
Euro-Buxl 30 Year Bond Futures	12/08/21	(151)	EUR	(30,704,340)	1,133,265
U.S. Treasury Note 10 Year Futures	12/21/21	(258)	USD	(33,955,219)	388,231
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(659)	USD	(95,719,750)	864,473

Net Unrealized Depreciation					$(4,465,328)

Purchased Options

Exchange-Traded Equity Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Caesars Entertainment, Inc.	USD	100.000	12/17/21	91	USD	910,000	$124,418	$156,429	$32,011
Call - Caesars Entertainment, Inc.	USD	100.000	01/21/22	512	USD	5,120,000	891,224	962,560	71,336
Call - Devon Energy Corp.	USD	28.000	01/21/22	686	USD	1,920,800	291,093	589,960	298,867
Call - Devon Energy Corp.	USD	35.000	01/21/22	556	USD	1,946,000	112,609	225,180	112,571
Call - Diamondback Energy, Inc.	USD	90.000	12/17/21	192	USD	1,728,000	255,740	227,520	(28,220)
Call - Diamondback Energy, Inc.	USD	115.000	12/17/21	321	USD	3,691,500	177,267	102,720	(74,547)

Total							$1,852,351	$2,264,369	$412,018

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.730	MSIP	10/06/21	1,505,000	AUD	1,505,000	$5,477	$1,238	$(4,239)
AUD Call/USD Put	USD	0.738	GSI	11/10/21	24,834,000	AUD	24,834,000	76,599	80,810	4,211
AUD Call/USD Put	USD	0.739	CBNA	11/12/21	24,834,000	AUD	24,834,000	79,894	79,894	—
EUR Call/PLN Put	PLN	4.650	BNP	11/18/21	2,568,000	EUR	2,568,000	17,382	15,831	(1,551)
EUR Call/PLN Put	PLN	4.560	DBAG	12/13/21	2,556,000	EUR	2,556,000	31,301	49,527	18,226
EUR Call/USD Put	USD	1.178	BNP	11/10/21	23,963,000	EUR	23,963,000	84,573	48,992	(35,581)
EUR Call/USD Put	USD	1.177	SCB	11/12/21	23,963,000	EUR	23,963,000	58,336	58,291	(45)
EUR Put/USD Call	USD	1.180	MSIP	10/08/21	2,534,000	EUR	2,534,000	10,198	54,757	44,559
GBP Call/USD Put	USD	1.365	UBSA	11/10/21	14,378,000	GBP	14,378,000	91,311	86,946	(4,365)
GBP Call/USD Put	USD	1.369	SCB	11/12/21	14,378,000	GBP	14,378,000	81,785	82,141	356
USD Call/CLP Put	CLP	785.000	BBP	11/04/21	1,506,000	USD	1,506,000	23,976	60,118	36,142
USD Call/CNH Put	CNH	6.700	HSBC	03/10/22	804,000	USD	804,000	158,388	124,846	(33,542)
USD Call/MXN Put	MXN	20.100	UBSA	10/18/21	2,260,000	USD	2,260,000	16,272	67,027	50,755
USD Call/MXN Put	MXN	20.300	GSI	10/20/21	2,256,000	USD	2,256,000	24,635	49,517	24,882
USD Call/MXN Put	MXN	20.600	CBNA	10/28/21	2,238,000	USD	2,238,000	25,189	33,771	8,582
USD Call/MXN Put	MXN	20.800	HSBC	11/29/21	2,984,000	USD	2,984,000	56,233	53,509	(2,724)
USD Call/ZAR Put	ZAR	14.400	JPMC	10/08/21	1,128,000	USD	1,128,000	18,319	50,858	32,539
USD Call/ZAR Put	ZAR	14.950	DBAG	10/19/21	1,130,000	USD	1,130,000	25,129	21,443	(3,686)
USD Call/ZAR Put	ZAR	14.300	UBSA	11/12/21	941,000	USD	941,000	22,066	55,656	33,590
USD Put/CAD Call	CAD	1.253	CBNA	11/10/21	21,785,000	USD	21,785,000	79,515	98,185	18,670
USD Put/CAD Call	CAD	1.249	MSIP	11/12/21	21,785,000	USD	21,785,000	74,483	74,483	—
USD Put/COP Call	COP	3,830.000	BOA	10/27/21	3,004,000	USD	3,004,000	10,274	20,367	10,093
USD Put/IDR Call	IDR	14,300.000	BNP	10/29/21	941,000	USD	941,000	10,066	4,209	(5,857)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Purchased Options—(Continued)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/KRW Call	KRW	1,165.000	SCB	10/25/21	2,632,000	USD	2,632,000	$6,014	$3,319	$(2,695)
USD Put/KRW Call	KRW	1,160.000	SCB	11/15/21	1,319,000	USD	1,319,000	10,697	3,323	(7,374)
USD Put/RUB Call	RUB	73.000	CBNA	11/15/21	3,014,000	USD	3,014,000	44,580	30,568	(14,012)
USD Put/TRY Call	TRY	8.700	BOA	10/08/21	750,000	USD	750,000	11,145	575	(10,570)

Totals								$1,153,837	$1,310,201	$156,364

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Year IRS	0.740%	BOA	3M LIBOR	Pay	11/10/21	40,006,000	USD	40,006,000	$77,012	$6,201	$(70,811)

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Eurodollar Midcurve 1 Year Futures	USD	99.375	12/10/21	13,652	USD	34,130,000	$2,596,807	$767,925	$(1,828,882)
Put - Eurodollar Midcurve 2 Year Futures	USD	98.750	03/11/22	1,519	USD	3,797,500	516,515	768,994	252,479

Totals							$3,113,322	$1,536,919	$(1,576,403)

Written Options

Exchange-Traded Equity Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Caesars Entertainment, Inc.	USD	130.000	12/17/21	(91)	USD	(1,183,000)	$(37,561)	$(30,394)	$7,167
Call - Caesars Entertainment, Inc.	USD	130.000	01/21/22	(512)	USD	(6,656,000)	(313,254)	(261,120)	52,134
Call - Devon Energy Corp.	USD	40.000	01/21/22	(556)	USD	(2,224,000)	(56,928)	(110,644)	(53,716)
Call - Devon Energy Corp.	USD	38.000	01/21/22	(686)	USD	(2,606,800)	(87,257)	(177,674)	(90,417)
Call - Diamondback Energy, Inc.	USD	130.000	12/17/21	(192)	USD	(2,496,000)	(57,628)	(24,960)	32,668
Call - Diamondback Energy, Inc.	USD	135.000	12/17/21	(321)	USD	(4,333,500)	(79,532)	(40,767)	38,765

Total							$(632,160)	$(645,559)	$(13,399)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/PLN Put	PLN	4.580	DBAG	10/13/21	(1,278,000)	EUR	(1,278,000)	$(5,580)	$(12,237)	$(6,657)
USD Call/CLP Put	CLP	820.000	BBP	11/04/21	(1,882,000)	USD	(1,882,000)	(11,386)	(26,578)	(15,192)
USD Call/MXN Put	MXN	21.500	HSBC	11/29/21	(2,984,000)	USD	(2,984,000)	(25,931)	(24,711)	1,220
USD Call/RUB Put	RUB	74.000	CBNA	10/15/21	(1,130,000)	USD	(1,130,000)	(5,523)	(3,447)	2,076
USD Call/ZAR Put	ZAR	14.950	BOA	10/19/21	(1,130,000)	USD	(1,130,000)	(11,265)	(21,442)	(10,177)
USD Call/ZAR Put	ZAR	15.000	UBSA	11/12/21	(1,317,000)	USD	(1,317,000)	(11,665)	(34,870)	(23,205)
USD Put/MXN Call	MXN	20.000	HSBC	11/29/21	(2,984,000)	USD	(2,984,000)	(9,265)	(8,862)	403

Totals								$(80,615)	$(132,147)	$(51,532)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Eurodollar Midcurve 2 Year Futures	USD	98.250	03/11/22	(1,519)	USD	(3,797,500)	$(129,899)	$(218,356)	$(88,457)

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	2.337%	Maturity	02/02/31	USD	797,000	$(47,022)	$15	$(47,037)
Pay	12M CPURNSA	Maturity	2.474%	Maturity	04/26/31	USD	29,463,000	(1,187,838)	586	(1,188,424)
Pay	12M CPURNSA	Maturity	2.533%	Maturity	08/11/31	USD	16,473,000	(260,914)	338	(261,252)
Pay	12M CPURNSA	Maturity	2.628%	Maturity	05/11/31	USD	4,752,000	(105,222)	95	(105,317)
Pay	12M CPURNSA	Maturity	2.639%	Maturity	05/21/31	USD	16,320,000	(325,004)	327	(325,331)
Pay	12M UKRPI	Maturity	3.345%	Maturity	01/15/41	GBP	191,000	(44,679)	9	(44,688)
Pay	12M UKRPI	Maturity	3.380%	Maturity	12/15/40	GBP	600,000	(125,472)	42	(125,514)
Pay	12M UKRPI	Maturity	3.381%	Maturity	12/15/40	GBP	2,500,000	(521,762)	175	(521,937)
Pay	12M UKRPI	Maturity	3.590%	Maturity	05/15/41	GBP	206,000	(26,757)	11	(26,768)
Pay	12M UKRPI	Maturity	3.793%	Maturity	09/15/41	GBP	1,484,500	(7,385)	71	(7,456)
Pay	12M UKRPI	Maturity	3.885%	Maturity	09/15/41	GBP	744,022	27,074	36	27,038
Pay	1M TIIE	Monthly	5.840%	Monthly	08/14/23	MXN	185,920,000	(80,596)	38	(80,634)
Pay	1M TIIE	Monthly	6.105%	Monthly	08/15/24	MXN	123,644,010	(95,718)	26	(95,744)
Pay	1M TIIE	Monthly	6.120%	Monthly	08/15/24	MXN	7,373,990	(5,566)	2	(5,568)
Pay	1M TIIE	Monthly	7.080%	Monthly	09/02/31	MXN	51,287,000	(66,862)	41	(66,903)
Receive	3M LIBOR	Quarterly	0.509%	Quarterly	04/07/24	USD	8,549,000	3,229	55	3,174
Receive	3M LIBOR	Quarterly	0.990%	Quarterly	11/12/26	USD	6,563,000	44,258	58	44,200
Receive	3M LIBOR	Quarterly	1.540%	Quarterly	05/28/31	USD	1,468,000	1,329	23	1,306
Receive	3M LIBOR	Quarterly	1.597%	Quarterly	06/01/31	USD	296,000	(1,239)	5	(1,244)
Receive	3M LIBOR	Quarterly	2.915%	Quarterly	08/23/26	USD	110,000	(9,795)	2	(9,797)
Receive	3M LIBOR	Quarterly	3.156%	Quarterly	10/03/28	USD	1,279,000	(157,419)	19	(157,438)
Receive	3M WIBOR	Quarterly	1.385%	Quarterly	09/05/23	PLN	21,082,000	15,609	10	15,599
Receive	6M WIBOR	Semi-Annually	0.595%	Semi-Annually	07/23/23	PLN	6,679,000	16,903	7	16,896
Receive	6M WIBOR	Semi-Annually	0.755%	Semi-Annually	06/18/23	PLN	11,979,000	18,233	12	18,221
Receive	6M WIBOR	Semi-Annually	0.827%	Semi-Annually	06/22/23	PLN	27,947,000	34,235	28	34,207
Receive	6M WIBOR	Semi-Annually	1.688%	Semi-Annually	09/07/26	PLN	22,026,000	51,275	52	51,223

Totals								$(2,857,105)	$2,083	$(2,859,188)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M CLOIS	Semi-Annually	1.650%	Semi-Annually	05/28/23	BOA	CLP	3,163,924,000	$(152,015)	$—	$(152,015)
Receive	3M CLOIS	Semi-Annually	1.420%	Semi-Annually	04/01/23	BOA	CLP	3,163,924,000	151,593	—	151,593

Totals									$(422)	$—	$(422)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33.V12	(5.000%)	Quarterly	12/20/24	2.161%	USD	4,786,420	$(419,056)	$62,903	$(481,959)
CDX.NA.IG.37.V1	(1.000%)	Quarterly	12/20/26	0.533%	USD	1,900,000	(45,343)	(44,800)	(543)

Totals							$(464,399)	$18,103	$(482,502)

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	1.467%	USD	460,000	$(51,313)	$24,900	$(76,213)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	1.768%	USD	480,000	(55,927)	44,436	(100,363)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.110%	USD	250,000	(19,127)	(8,033)	(11,094)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.110%	USD	250,000	(19,127)	(8,668)	(10,459)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	2.110%	USD	250,000	(19,127)	(9,098)	(10,029)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	0.817%	USD	460,000	(2,683)	(5,920)	3,237
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	0.817%	USD	1,185,000	(6,911)	(9,037)	2,126
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/26	BBP	2.040%	USD	3,860,507	197,469	177,942	19,527
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/26	BBP	2.040%	USD	3,372,600	172,512	155,453	17,059
Broadcom, Inc. 4.750%, due 04/15/29	(1.000%)	Quarterly	12/20/24	JPMC	0.405%	USD	285,000	(5,473)	5,631	(11,104)
Chile Government International Bond 3.240%, due 02/06/28	(1.000%)	Quarterly	12/20/26	BBP	0.873%	USD	1,098,000	(7,097)	(14,111)	7,014
Colombia Government International Bond 10.375%, due 01/28/33	(1.000%)	Quarterly	12/20/26	GSI	1.681%	USD	3,838,000	129,771	89,977	39,794
Colombia Government International Bond 10.375%, due 01/28/33	(1.000%)	Quarterly	12/20/26	GSI	1.681%	USD	1,833,000	61,978	42,972	19,006
Indonesia Government International Bond 3.700%, due 01/08/22	(1.000%)	Quarterly	12/20/26	JPMC	0.817%	USD	5,397,000	(50,155)	(62,032)	11,877
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/26	MSIP	1.015%	USD	22,030,050	16,617	(39,919)	56,536
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/26	MSIP	1.015%	USD	3,414,000	2,575	(6,186)	8,761
Occidental Petroleum Corp. 5.550%, due 03/15/26	(1.000%)	Quarterly	12/20/24	BBP	1.311%	USD	970,000	9,476	328,480	(319,004)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	12/20/26	JPMC	0.526%	USD	3,913,035	(94,819)	(104,712)	9,893
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/26	BBP	2.099%	USD	2,249,162	121,494	118,588	2,906
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/26	CBNA	2.099%	USD	2,006,838	108,404	105,344	3,060
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/26	GSI	2.099%	USD	12,588,692	680,008	613,059	66,949
Rite Aid Corp. 7.700%, due 02/15/27	(5.000%)	Quarterly	06/20/26	GSI	9.397%	USD	108,000	17,523	9,090	8,433
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	1.656%	USD	499,000	(44,664)	(3,200)	(41,464)

Totals								$1,141,404	$1,444,956	$(303,552)

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Broadcom, Inc. 4.750%, due 04/15/29	1.000%	Quarterly	06/20/24	CBNA	0.351%	USD	3,239,000	$57,370	$(134,886)	$192,256
Trust Fibra Uno 6.390%, due 01/15/50	1.000%	Quarterly	06/20/26	CBNA	0.943%	USD	69,000	179	(7,289)	7,468
Trust Fibra Uno 6.390%, due 01/15/50	1.000%	Quarterly	06/20/26	CBNA	2.567%	USD	272,000	(18,442)	(28,668)	10,226

Totals								$39,107	$(170,843)	$209,950

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.197%	USD	1,001,000	$(2,479)	$145	$(2,624)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.197%	USD	2,340,000	(5,796)	(883)	(4,913)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.262%	USD	1,610,000	(14,977)	19,805	(34,782)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.262%	USD	1,280,000	(11,907)	15,972	(27,879)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.262%	USD	900,000	(8,372)	11,071	(19,443)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.262%	USD	1,090,000	(10,140)	13,409	(23,549)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.262%	USD	1,960,000	(18,233)	26,423	(44,656)
CMBX.NA.BBB-.V14	(3.000%)	Monthly	12/16/72	GSI	3.470%	USD	210,000	7,200	10,580	(3,380)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	39.601%	USD	340,000	96,741	34,298	62,443
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CGM	5.138%	USD	500,000	38,641	16,553	22,088
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	5.138%	USD	105,000	8,115	5,692	2,423

Totals								$78,793	$153,065	$(74,272)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	2.043%	USD	660,000	$(1,359)	$(30,600)	$29,241
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	2.043%	USD	1,310,000	(2,697)	(59,736)	57,039
CMBX.NA.AAA.V7	0.500%	Monthly	01/17/47	CSI	0.170%	USD	5,000,000	32,245	(156,398)	188,643
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	4.980%	USD	40,000	(3,500)	(3,575)	75
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	39.601%	USD	340,000	(96,741)	(28,925)	(67,816)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	5.138%	USD	467,000	(36,091)	(57,312)	21,221
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	GSI	5.138%	USD	210,000	(16,229)	(22,909)	6,680
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	JPMC	5.138%	USD	130,000	(10,047)	(28,717)	18,670
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	5.138%	USD	236,000	(18,239)	(11,228)	(7,011)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	5.138%	USD	240,000	(18,548)	(311)	(18,237)

Totals								$(171,206)	$(399,711)	$228,505

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	3M LIBOR	Quarterly	11/15/21	BNP	Choice Hotels International, Inc.	USD 394,966	$(36,462)	$—	$(36,462)
Pay	3M LIBOR	Quarterly	12/20/21	GSI	Markit iBoxx USD Liquid High Yield Index	USD 8,512,838	(43,206)	—	(43,206)

Totals							$(79,668)	$—	$(79,668)

Securities in the amount of $613,554 have been received at the custodian bank as collateral for OTC option and OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York Mellon
(BOA)—	Bank of America N.A.
(BOM)—	Bank of Montreal
(CACIB)—	Credit Agricole Corporate and Investment Bank
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(RBC)—	Royal Bank of Canada
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(KZT)—	Kazakhstani Tenge
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CLOIS)—	Sinacofi Chile Interbank Rate Average
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index
(WIBOR)—	Warsaw Interbank Offered Rate

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations—(Continued)

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,871,925,510	$—	$1,871,925,510
Corporate Bonds & Notes
Advertising	—	2,408,706	—	2,408,706
Aerospace/Defense	—	46,142,366	—	46,142,366
Agriculture	—	24,192,211	—	24,192,211
Airlines	—	24,304,958	—	24,304,958
Apparel	—	820,030	—	820,030
Auto Manufacturers	—	25,203,092	—	25,203,092
Auto Parts & Equipment	—	591,047	—	591,047
Banks	—	299,929,038	—	299,929,038
Beverages	—	22,643,895	—	22,643,895
Biotechnology	—	9,716,052	—	9,716,052
Building Materials	—	4,985,452	—	4,985,452
Chemicals	—	13,811,291	—	13,811,291
Commercial Services	—	18,080,505	—	18,080,505
Computers	—	23,246,839	—	23,246,839
Distribution/Wholesale	—	817,726	—	817,726
Diversified Financial Services	—	21,954,068	—	21,954,068
Electric	—	96,913,157	—	96,913,157
Electronics	—	2,863,231	—	2,863,231
Energy-Alternate Sources	—	519,602	—	519,602
Engineering & Construction	—	2,563,216	—	2,563,216
Entertainment	—	11,491,702	—	11,491,702
Environmental Control	—	3,418,256	—	3,418,256
Food	—	8,303,299	—	8,303,299
Food Service	—	509,640	—	509,640
Forest Products & Paper	—	4,335,093	—	4,335,093
Gas	—	4,503,077	—	4,503,077
Healthcare-Products	—	9,768,131	—	9,768,131
Healthcare-Services	—	33,285,568	—	33,285,568
Home Builders	—	10,685,221	1,235,457	11,920,678
Insurance	—	14,409,446	—	14,409,446
Internet	—	5,923,607	—	5,923,607
Investment Companies	—	999,360	—	999,360

BHFTII-50

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Iron/Steel	$—	$833,635	$—	$833,635
Lodging	—	4,220,759	—	4,220,759
Machinery-Diversified	—	5,361,263	—	5,361,263
Media	—	48,610,644	—	48,610,644
Metal Fabricate/Hardware	—	430,500	—	430,500
Mining	—	12,756,650	—	12,756,650
Miscellaneous Manufacturing	—	3,347,151	—	3,347,151
Oil & Gas	—	32,694,215	—	32,694,215
Oil & Gas Services	—	457,829	—	457,829
Packaging & Containers	—	1,294,087	—	1,294,087
Pharmaceuticals	—	51,830,957	—	51,830,957
Pipelines	—	64,120,962	—	64,120,962
Real Estate	—	2,929,543	—	2,929,543
Real Estate Investment Trusts	—	47,624,564	—	47,624,564
Retail	—	24,252,436	—	24,252,436
Semiconductors	—	37,626,347	—	37,626,347
Shipbuilding	—	3,011,633	—	3,011,633
Software	—	48,298,043	—	48,298,043
Telecommunications	—	85,940,126	—	85,940,126
Transportation	—	26,407,471	—	26,407,471
Trucking & Leasing	—	3,774,278	—	3,774,278
Total Corporate Bonds & Notes	—	1,255,161,975	1,235,457	1,256,397,432
Total Asset-Backed Securities*	—	439,211,759	—	439,211,759
Total Mortgage-Backed Securities*	—	218,596,026	—	218,596,026
Total Foreign Government*	—	185,109,608	—	185,109,608
Floating Rate Loans
Advertising	—	104,298	—	104,298
Airlines	—	4,363,494	—	4,363,494
Beverages	—	724,147	—	724,147
Building Materials	—	2,220,620	—	2,220,620
Chemicals	—	2,860,428	—	2,860,428
Commercial Services (Less Unfunded Loan Commitments of $648,687)	—	5,903,279	1,211,824	7,115,103
Cosmetics/Personal Care	—	214,423	—	214,423
Distribution/Wholesale	—	228,893	—	228,893
Electric	—	1,337,691	—	1,337,691
Energy-Alternate Sources	—	131,780	—	131,780
Entertainment	—	15,625,735	—	15,625,735
Food	—	316,495	—	316,495
Healthcare-Products	—	3,576,282	—	3,576,282
Healthcare-Services	—	557,795	—	557,795
Housewares	—	340,856	—	340,856
Internet	—	204,864	—	204,864
Lodging	—	8,080,782	—	8,080,782
Machinery-Diversified	—	241,899	—	241,899
Media	—	1,842,273	—	1,842,273
Metal Fabricate/Hardware	—	430,122	—	430,122
Mining	—	218,905	—	218,905
Packaging & Containers	—	352,440	—	352,440
Pharmaceuticals	—	1,938,530	—	1,938,530
Pipelines	—	3,541,073	—	3,541,073
Retail	—	6,936,940	—	6,936,940
Software	—	2,309,214	—	2,309,214
Telecommunications (Less Unfunded Loan Commitments of $76,482)	—	2,191,296	—	2,191,296
Transportation	—	2,356,608	—	2,356,608
Total Floating Rate Loans (Less Unfunded Loan Commitments of $725,169)	—	69,151,162	1,211,824	70,362,986
Total Municipals*	—	24,372,121	—	24,372,121
Total Common Stocks*	16,686,777	—	—	16,686,777
Total Preferred Stock*	—	2,601,720	—	2,601,720
Total Warrants*	1,014,155	—	—	1,014,155

BHFTII-51

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Convertible Bond*	$—	$90,933	$—	$90,933
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	443,562,050	—	443,562,050
Securities Lending Reinvestments
Certificate of Deposit	—	999,994	—	999,994
Repurchase Agreements	—	18,884,312	—	18,884,312
Time Deposits	—	1,200,000	—	1,200,000
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	21,084,306	—	30,084,306
Purchased Options
Exchange Traded Equity Options at Value	2,264,369	—	—	2,264,369
Foreign Currency Options at Value	—	1,310,201	—	1,310,201
Interest Rate Swaptions at Value	—	6,201	—	6,201
Options on Exchange-Traded Futures Contracts at Value	1,536,919	—	—	1,536,919
Total Purchased Options	3,801,288	1,316,402	—	5,117,690
Total Net Investments	$30,502,220	$4,532,183,572	$2,447,282	$4,565,133,074

Collateral for Securities Loaned (Liability)	$—	$(30,084,312)	$—	$(30,084,312)
TBA Forward Sales Commitments	$—	$(16,519,972)	$—	$(16,519,972)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,705,565	$—	$1,705,565
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(848,226)	—	(848,226)
Total Forward Contracts	$—	$857,339	$—	$857,339
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,516,530	$—	$—	$2,516,530
Futures Contracts (Unrealized Depreciation)	(6,981,858)	—	—	(6,981,858)
Total Futures Contracts	$(4,465,328)	$—	$—	$(4,465,328)
Written Options
Exchange Traded Equity Options at Value	$(645,559)	$—	$—	$(645,559)
Foreign Currency Options at Value	—	(132,147)	—	(132,147)
Options on Exchange-Traded Futures Contracts at Value	(218,356)	—	—	(218,356)
Total Written Options	$(863,915)	$(132,147)	$—	$(996,062)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$211,864	$—	$211,864
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,553,554)	—	(3,553,554)
Total Centrally Cleared Swap Contracts	$—	$(3,341,690)	$—	$(3,341,690)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,909,911	$—	$1,909,911
OTC Swap Contracts at Value (Liabilities)	—	(901,903)	—	(901,903)
Total OTC Swap Contracts	$—	$1,008,008	$—	$1,008,008

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

During the period ended September 30, 2021, a transfer from Level 3 to Level 2 in the amount of $541,873 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
TransDigm Group, Inc. (a)	34,332	$21,442,737

Capital Markets—3.7%
Morgan Stanley	151,018	14,695,562
S&P Global, Inc.	143,069	60,788,587

		75,484,149

Chemicals—1.2%
Sherwin-Williams Co. (The) (b)	87,398	24,447,843

Containers & Packaging—1.1%
Ball Corp.	248,017	22,314,090

Entertainment—4.6%
Netflix, Inc. (a)	83,002	50,659,441
Sea, Ltd. (ADR) (a) (b)	132,647	42,278,578

		92,938,019

Health Care Equipment & Supplies—2.5%
Danaher Corp.	115,656	35,210,313
Intuitive Surgical, Inc. (a)	16,503	16,406,457

		51,616,770

Health Care Providers & Services—1.5%
UnitedHealth Group, Inc.	76,833	30,021,726

Hotels, Restaurants & Leisure—0.6%
Domino’s Pizza, Inc. (b)	26,273	12,531,170

Industrial Conglomerates—1.5%
Roper Technologies, Inc.	67,376	30,058,455

Interactive Media & Services—13.0%
Alphabet, Inc. - Class A (a)	36,681	98,067,387
Facebook, Inc. - Class A (a)	252,165	85,582,279
Match Group, Inc. (a)	188,715	29,626,368
Snap, Inc. - Class A (a) (b)	679,902	50,224,361

		263,500,395

Internet & Direct Marketing Retail—12.2%
Amazon.com, Inc. (a)	51,485	169,130,284
Etsy, Inc. (a) (b)	156,282	32,500,405
MercadoLibre, Inc. (a)	27,144	45,585,634

		247,216,323

IT Services—11.8%
MasterCard, Inc. - Class A	193,533	67,287,553
PayPal Holdings, Inc. (a)	125,300	32,604,313
Shopify, Inc. - Class A (a)	16,697	22,637,459
Twilio, Inc. - Class A (a) (b)	67,592	21,565,228
Visa, Inc. - Class A (b)	350,218	78,011,059
Wix.com, Ltd. (a) (b)	93,026	18,230,305

		240,335,917

Life Sciences Tools & Services—1.7%
Lonza Group AG	27,241	20,408,709
Thermo Fisher Scientific, Inc.	25,248	14,424,940

		34,833,649

Machinery—0.7%
Fortive Corp.	210,385	14,846,870

Metals & Mining—0.5%
Freeport-McMoRan, Inc.	328,228	10,677,257

Personal Products—0.8%
Olaplex Holdings, Inc.	658,984	16,145,108

Pharmaceuticals—2.6%
AstraZeneca plc (ADR)	178,329	10,710,440
Eli Lilly and Co.	42,795	9,887,785
Zoetis, Inc.	166,119	32,250,342

		52,848,567

Professional Services—2.2%
CoStar Group, Inc. (a)	207,347	17,844,283
TransUnion	235,894	26,493,255

		44,337,538

Road & Rail—1.1%
Uber Technologies, Inc. (a)	261,292	11,705,881
Union Pacific Corp.	57,471	11,264,891

		22,970,772

Semiconductors & Semiconductor Equipment—9.4%
Analog Devices, Inc.	230,089	38,535,306
ASML Holding NV	89,122	66,405,693
Marvell Technology, Inc.	727,815	43,894,523
NVIDIA Corp.	203,101	42,074,403

		190,909,925

Software—18.2%
Adobe, Inc. (a)	98,034	56,440,134
Autodesk, Inc. (a) (b)	10,833	3,089,247
Crowdstrike Holdings, Inc. - Class A (a) (b)	44,780	11,006,028
Intuit, Inc.	120,470	64,994,770
Microsoft Corp.	601,041	169,445,479
ServiceNow, Inc. (a)	103,245	64,246,266

		369,221,924

Technology Hardware, Storage & Peripherals—3.1%
Apple, Inc.	445,300	63,009,950

Textiles, Apparel & Luxury Goods—4.0%
LVMH Moet Hennessy Louis Vuitton SE	44,235	31,630,858
NIKE, Inc. - Class B	337,610	49,031,101

		80,661,959

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.7%
T-Mobile U.S., Inc. (a)	107,107	$13,683,990

Total Common Stocks (Cost $1,128,427,652)		2,026,055,103

Preferred Stock—0.4%

Interactive Media & Services—0.4%
Bytedance, Ltd. Series E-1 † (a) (c) (d) (Cost $5,566,368)	50,800	8,522,044

Short-Term Investment—0.0%

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $492,538; collateralized by U.S. Treasury Note at 1.250%, maturing 05/31/28, with a market value of $502,395.	492,538	492,538

Total Short-Term Investments (Cost $492,538)		492,538

Securities Lending Reinvestments (e)—3.1%

Certificates of Deposit—0.5%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (f)	2,000,000	1,999,964
Barclays Bank plc 0.180%, 04/07/22	2,000,000	2,001,154
Cooperatieve Rabobank UA 0.170%, 03/18/22	2,000,000	2,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	2,000,000	2,000,140
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	1,000,000	999,994

		10,001,092

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $7,905,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $8,063,114.	7,905,013	7,905,013
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $1,020,001.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $7,002,858; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $7,159,884.	7,000,000	7,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $800,003; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $816,004.	800,000	800,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,000,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $2,002,217; collateralized by various Common Stock with an aggregate market value of $2,200,031.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,000,078; collateralized by various Common Stock with an aggregate market value of $2,222,520.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $4,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $4,080,204.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $8,130,397; collateralized by various Common Stock with an aggregate market value of $9,033,603.	8,130,081	8,130,081

		40,835,094

Time Deposits—0.3%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	600,000	600,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (f)	1,000,000	1,000,000

BHFTII-54

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken (NY) 0.030%, 10/01/21	2,000,000	$2,000,000

		5,600,000

Mutual Funds—0.3%
AB Government Money Market Portfolio, Institutional Class 0.010% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	6,000,000	6,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $63,434,894)		63,436,186

Total Investments—103.2% (Cost $1,197,921,452)		2,098,505,871
Other assets and liabilities (net)—(3.2)%		(65,652,540)

Net Assets—100.0%		$2,032,853,331

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $8,522,044, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $62,795,707 and the collateral received consisted of cash in the amount of $63,434,677. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance, Ltd. Series E	12/10/20	50,800	$5,566,368	$8,522,044

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-55

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$21,442,737	$—	$—	$21,442,737
Capital Markets	75,484,149	—	—	75,484,149
Chemicals	24,447,843	—	—	24,447,843
Containers & Packaging	22,314,090	—	—	22,314,090
Entertainment	92,938,019	—	—	92,938,019
Health Care Equipment & Supplies	51,616,770	—	—	51,616,770
Health Care Providers & Services	30,021,726	—	—	30,021,726
Hotels, Restaurants & Leisure	12,531,170	—	—	12,531,170
Industrial Conglomerates	30,058,455	—	—	30,058,455
Interactive Media & Services	263,500,395	—	—	263,500,395
Internet & Direct Marketing Retail	247,216,323	—	—	247,216,323
IT Services	240,335,917	—	—	240,335,917
Life Sciences Tools & Services	14,424,940	20,408,709	—	34,833,649
Machinery	14,846,870	—	—	14,846,870
Metals & Mining	10,677,257	—	—	10,677,257
Personal Products	16,145,108	—	—	16,145,108
Pharmaceuticals	52,848,567	—	—	52,848,567
Professional Services	44,337,538	—	—	44,337,538
Road & Rail	22,970,772	—	—	22,970,772
Semiconductors & Semiconductor Equipment	190,909,925	—	—	190,909,925
Software	369,221,924	—	—	369,221,924
Technology Hardware, Storage & Peripherals	63,009,950	—	—	63,009,950
Textiles, Apparel & Luxury Goods	49,031,101	31,630,858	—	80,661,959
Wireless Telecommunication Services	13,683,990	—	—	13,683,990
Total Common Stocks	1,974,015,536	52,039,567	—	2,026,055,103
Total Preferred Stock*	—	—	8,522,044	8,522,044
Total Short-Term Investment*	—	492,538	—	492,538
Securities Lending Reinvestments
Certificates of Deposit	—	10,001,092	—	10,001,092
Repurchase Agreements	—	40,835,094	—	40,835,094
Time Deposits	—	5,600,000	—	5,600,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	56,436,186	—	63,436,186
Total Investments	$1,981,015,536	$108,968,291	$8,522,044	$2,098,505,871

Collateral for Securities Loaned (Liability)	$—	$(63,434,677)	$—	$(63,434,677)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—0.6% of Net Assets

Security Description	Principal Amount*	Value

Auto Manufacturers—0.6%
Toyota Motor Credit Corp. 0.200%, SOFR + 0.150%, 08/15/22 (a) (Cost $6,132,000)	6,132,000	$6,135,495

Short-Term Investments—99.3%

Certificate of Deposit—30.0%
Bank of America N.A. 0.210%, 07/08/22	2,000,000	1,999,855
Bank of Montreal (Chicago) 0.010%, 03/09/22	2,000,000	1,998,721
0.160%, 01/03/22	1,500,000	1,500,229
0.166%, 3M LIBOR + 0.050%, 06/06/22 (a)	6,000,000	6,000,461
0.175%, 3M LIBOR + 0.050%, 05/16/22 (a)	4,000,000	4,000,071
0.180%, 3M LIBOR + 0.040%, 08/15/22 (a)	5,000,000	4,999,789
0.181%, 3M LIBOR + 0.050%, 02/23/22 (a)	4,000,000	4,000,530
0.200%, SOFR + 0.150%, 09/21/22 (a)	7,000,000	7,000,218
0.250%, SOFR + 0.200%, 02/11/22 (a)	5,000,000	5,002,248
Bank of Nova Scotia (Houston) 0.210%, SOFR + 0.160%, 06/03/22 (a)	7,000,000	7,001,683
0.210%, SOFR + 0.160%, 07/08/22 (a)	4,000,000	4,000,898
0.250%, SOFR + 0.200%, 05/04/22 (a)	5,000,000	5,002,582
0.250%, SOFR + 0.200%, 06/17/22 (a)	7,000,000	7,003,640
Barclays Bank plc 0.140%, 12/21/21	5,000,000	5,000,171
Canadian Imperial Bank of Commerce (NY) 0.166%, 3M LIBOR + 0.050%, 06/07/22 (a)	6,000,000	6,000,603
0.178%, 3M LIBOR + 0.040%, 10/04/21 (a)	5,500,000	5,500,000
0.180%, 1M FEDL + 0.100%, 06/08/22 (a)	7,000,000	7,000,000
0.240%, 04/06/22	8,500,000	8,503,851
Credit Industriel Et Commercial (NY) Zero Coupon, 02/22/22	4,000,000	3,997,939
0.172%, 3M LIBOR + 0.050%, 05/06/22 (a)	7,000,000	7,001,030
Credit Suisse AG (NY) 0.270%, SOFR + 0.220%, 04/08/22 (a)	5,000,000	5,001,736
0.350%, SOFR + 0.300%, 11/16/21 (a)	6,000,000	6,001,723
Goldman Sachs Bank USA 0.220%, SOFR + 0.170%, 07/26/22 (a)	5,000,000	5,000,499
Kookmin Bank (NY) 0.313%, 1M LIBOR + 0.230%, 02/07/22 (a)	3,000,000	3,000,838
Landesbank Baden-Wuettertemberg (NY) 0.070%, 10/07/21	33,000,000	33,000,000
Mizuho Bank, Ltd. (NY) 0.240%, 11/03/21	3,000,000	3,000,481
MUFG Bank Ltd. (NY) 0.230%, 01/28/22	8,000,000	8,002,929
0.240%, 10/22/21	3,000,000	3,000,337
0.240%, 10/27/21	7,500,000	7,501,018
National Westminster Bank plc 0.010%, 03/31/22	7,000,000	6,993,954
Natixis S.A. (New York) 0.220%, SOFR + 0.170%, 08/05/22 (a)	5,000,000	5,001,440
Nordea Bank ABP (NY) 0.100%, 10/27/21	9,000,000	9,000,142
0.230%, 04/07/22	16,900,000	16,908,409
Norinchukin Bank (NY) 0.150%, 11/24/21	12,000,000	12,001,154
0.250%, 11/04/21	15,000,000	15,002,579
Standard Chartered Bank (NY) 0.177%, 3M LIBOR + 0.030%, 10/01/21 (a)	4,000,000	4,000,000
0.240%, 02/01/22	8,000,000	8,002,199
0.240%, SOFR + 0.190%, 09/02/22 (a)	5,500,000	5,502,076
Sumitomo Mitsui Banking Corp. (NY) 0.174%, 3M LIBOR + 0.040%, 01/20/22 (a)	9,000,000	8,999,806
0.220%, SOFR + 0.170%, 06/22/22 (a)	6,000,000	6,000,632
0.220%, SOFR + 0.170%, 09/14/22 (a)	5,000,000	4,999,775
Sumitomo Mitsui Trust Bank, Ltd. (NY) 0.070%, 10/01/21	30,000,000	29,999,992
Swedbank (NY) 0.184%, 3M LIBOR + 0.050%, 10/20/21 (a)	6,000,000	6,000,114
Toronto-Dominion Bank (NY) 0.250%, SOFR + 0.200%, 02/18/22 (a)	5,000,000	4,999,975

		319,436,327

Commercial Paper—56.6%
Alinghi Funding Co. LLC 0.212%, 05/24/22 (b)	4,000,000	3,994,651
0.257%, 10/08/21 (b)	6,000,000	5,999,852
0.270%, 12/07/21 (b)	5,000,000	4,998,678
Antalis S.A. 0.057%, 10/05/21 (b)	20,500,000	20,499,715
0.129%, 11/10/21 (b)	12,000,000	11,998,360
0.129%, 11/15/21 (b)	4,000,000	3,999,387
0.180%, 12/08/21 (b)	3,000,000	2,999,293
ANZ New Zealand International, Ltd. (London) 0.253%, 04/26/22 (b)	4,000,000	3,997,111
0.253%, 05/03/22 (b)	11,815,000	11,805,756
ASB Finance, Ltd. 0.167%, 04/20/22 (b)	7,000,000	6,994,619
0.182%, 04/06/22 (b)	13,000,000	12,990,971
0.187%, 06/21/22 (b)	6,000,000	5,993,048
Australia & New Zealand Banking Group, Ltd. 0.146%, 3M LIBOR + 0.030%, 03/09/22 (144A) (a)	4,000,000	4,000,387
0.150%, 3M LIBOR + 0.030%, 03/02/22 (a)	3,000,000	3,000,282
Autobahn Funding Co. LLC Zero Coupon, 10/01/21 (b)	10,000,000	9,999,978
0.074%, 10/12/21 (b)	9,000,000	8,999,742
Barclays Bank plc Zero Coupon, 10/01/21 (b)	13,000,000	12,999,971
Barton Capital Corp. 0.098%, 11/03/21 (b)	4,000,000	3,999,622
Bayerische Landesbank (NY) Zero Coupon, 10/01/21 (b)	14,000,000	13,999,977
0.051%, 10/06/21 (b)	25,000,000	24,999,750
Bedford Row Funding Corp. 0.059%, 10/06/21 (b)	26,000,000	25,999,510
0.204%, 3M LIBOR + 0.080%, 11/04/21 (a)	3,000,000	3,000,289
BNG Bank N.V. 0.064%, 11/02/21 (b)	20,461,000	20,459,500
BNZ International Funding, Ltd. 0.204%, 11/16/21 (b)	3,000,000	2,999,687
0.211%, 01/21/22 (144A) (b)	10,000,000	9,996,610

BHFTII-57

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
BNZ International Funding, Ltd. 0.220%, 10/18/21 (b)	3,900,000	$3,899,860
BPCE S.A. 0.334%, 12/01/21 (b)	5,000,000	4,999,130
Britannia Funding Co. LLC 0.078%, 10/25/21 (b)	10,000,000	9,999,160
Caisse D’Amortissement De La Dette 0.089%, 10/08/21 (b)	14,000,000	13,999,779
Cancara Asset Securitisation LLC 0.089%, 10/08/21 (144A) (b)	11,000,000	10,999,802
0.124%, 11/23/21 (b)	7,000,000	6,998,887
Citigroup Global Markets, Inc. 0.192%, 06/03/22 (b)	5,000,000	4,994,397
Collateralized Commercial Paper FLEX Co. LLC 0.243%, 08/10/22 (b)	6,000,000	5,989,690
Crown Point Capital Co. LLC 0.243%, 10/05/21 (b)	12,000,000	11,999,867
DBS Bank, Ltd. 0.145%, 12/21/21 (b)	4,000,000	3,998,797
Erste Abwicklungsanstalt 0.071%, 10/08/21 (b)	8,000,000	7,999,856
0.095%, 10/15/21 (b)	15,000,000	14,999,437
0.141%, 02/15/22 (b)	15,000,000	14,992,180
Federation Des Caisses Desjardins 0.053%, 10/08/21 (b)	20,000,000	19,999,773
Goldman Sachs International Co. 0.253%, 09/23/22 (b)	4,000,000	3,988,305
HSBC Bank plc 0.272%, 02/02/22 (b)	4,000,000	3,997,056
0.311%, 01/07/22 (b)	2,500,000	2,498,653
Ionic Capital II Trust 0.151%, 01/28/22 (b)	4,500,000	4,498,050
0.181%, 01/20/22 (b)	4,000,000	3,998,420
Koch Industries, Inc. Zero Coupon, 10/01/21 (b)	20,000,000	19,999,961
Lloyds Bank plc 0.082%, 10/21/21 (b)	15,000,000	14,999,265
LMA Americas LLC 0.161%, 02/24/22 (b)	5,200,000	5,197,049
Longship Funding LLC 0.051%, 10/06/21 (144A) (b)	5,000,000	4,999,942
Mackinac Funding Co. LLC 0.199%, 10/15/21 (b)	7,000,000	6,999,737
Manhattan Asset Funding Co. LLC 0.069%, 11/05/21 (b)	12,000,000	11,998,800
Mitsubishi UFJ Trust & Banking Corp. 0.120%, 12/09/21 (b)	12,000,000	11,997,900
National Australia Bank, Ltd. 0.170%, SOFR + 0.120%, 06/16/22 (a)	6,000,000	5,999,149
0.172%, 3M LIBOR + 0.040%, 03/29/22 (a)	3,000,000	3,000,472
National Bank of Canada 0.195%, 10/25/21 (b)	5,000,000	4,999,698
Nationwide Building Society 0.053%, 10/04/21 (b)	14,000,000	13,999,891
Ridgefield Funding Co. LLC 0.181%, 02/03/22 (b)	5,000,000	4,997,900
Ridgefield Funding Co. LLC 0.202%, 05/02/22 (b)	5,000,000	4,994,709
0.226%, 11/02/21 (b)	3,000,000	2,999,736
0.232%, 02/04/22 (b)	8,500,000	8,496,342
0.232%, 02/08/22 (b)	5,000,000	4,997,671
Skandinaviska Enskilda Banken AB 0.182%, 05/02/22 (b)	8,000,000	7,992,819
Starbird Funding Corp. 0.140%, 12/16/21 (b)	10,000,000	9,997,519
Sumitomo Mitsui Trust Bank, Ltd. 0.120%, 12/22/21 (b)	12,000,000	11,997,372
Swedbank AB 0.177%, 04/20/22 (b)	5,000,000	4,995,876
UBS AG 0.220%, SOFR + 0.170%, 09/22/22 (144A) (a)	5,000,000	4,999,115
0.210%, SOFR + 0.200%, 02/08/22 (144A) (a)	7,000,000	7,002,363
0.230%, SOFR + 0.180%, 06/17/22 (a)	9,000,000	9,000,450
0.253%, 07/12/22 (b)	6,000,000	5,989,835
Victory Receivables Corp. 0.099%, 11/15/21 (b)	7,000,000	6,999,097
Westpac Banking Corp. 0.134%, 3M LIBOR + 0.010%, 02/04/22 (a)	3,000,000	3,000,096
0.144%, 3M LIBOR + 0.020%, 02/17/22 (144A) (a)	4,700,000	4,700,366

		602,930,975

Repurchase Agreements—12.3%
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $81,000,113; collateralized by U.S. Government Agency Obligation at 0.055%, maturing 09/30/22, with a market value of $82,620,826.	81,000,000	81,000,000
JPMorgan Securities LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $50,000,069; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $50,899,866.	50,000,000	50,000,000

		131,000,000

Time Deposit—0.4%
Royal Bank of Canada (NY) 0.050%, 10/01/21	5,000,000	5,000,000

Total Short-Term Investments (Cost $1,058,274,609)		1,058,367,302

Total Investments—99.9% (Cost $1,064,406,609)		1,064,502,797
Other assets and liabilities (net)—0.1%		891,665

Net Assets—100.0%		$1,065,394,462

*	Principal amount stated in U.S. dollars unless otherwise noted.

BHFTII-58

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $46,698,585, which is 4.4% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$6,135,495	$—	$6,135,495
Total Short-Term Investments*	—	1,058,367,302	—	1,058,367,302
Total Investments	$—	$1,064,502,797	$—	$1,064,502,797

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	1,068,280	$11,184,890
Baillie Gifford International Stock Portfolio (Class A) (b)	479,080	6,759,816
BlackRock Bond Income Portfolio (Class A) (b)	635,789	68,703,324
BlackRock Capital Appreciation Portfolio (Class A) (b)	76,989	4,072,722
BlackRock High Yield Portfolio (Class A) (a)	350,775	2,809,710
Brighthouse Small Cap Value Portfolio (Class A) (a)	311,772	5,530,833
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	99,194	1,367,879
Brighthouse/Artisan International Portfolio (Class A) (a)	301,603	4,113,861
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	5,077	1,383,255
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	1,135,094	11,271,484
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	3,013,311	28,174,461
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	1,056,970	8,413,477
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	268,344	9,620,115
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	314,212	5,486,144
Clarion Global Real Estate Portfolio (Class A) (a)	205,026	2,720,700
Harris Oakmark International Portfolio (Class A) (a)	386,726	5,564,983
Invesco Comstock Portfolio (Class A) (a)	709,187	11,042,044
Invesco Global Equity Portfolio (Class A) (a)	42,836	1,355,325
Jennison Growth Portfolio (Class A) (b)	206,411	4,082,808
JPMorgan Core Bond Portfolio (Class A) (a)	4,179,426	43,507,829
JPMorgan Small Cap Value Portfolio (Class A) (a)	146,464	2,763,783
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	88,724	1,373,442

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (a)	287,652	4,107,674
MFS Value Portfolio (Class A) (b)	704,130	12,399,736
Neuberger Berman Genesis Portfolio (Class A) (b)	112,186	2,747,432
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	4,550,699	50,603,770
PIMCO Total Return Portfolio (Class A) (a)	5,784,821	67,393,169
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	139,000	4,085,220
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	249,355	8,288,564
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	109,455	1,370,379
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	211,163	5,488,123
TCW Core Fixed Income Portfolio (Class A) (a)	5,185,327	53,357,012
VanEck Global Natural Resources Portfolio (Class A) (b)	615,312	6,916,111
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	2,056,362	28,048,781
Western Asset Management U.S. Government Portfolio (Class A) (b)	6,276,986	73,189,655

Total Mutual Funds (Cost $535,454,651)		559,298,511

Total Investments—100.1% (Cost $535,454,651)		559,298,511
Other assets and liabilities (net)—(0.1)%		(381,578)

Net Assets—100.0%		$558,916,933

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$559,298,511	$—	$—	$559,298,511
Total Investments	$559,298,511	$—	$—	$559,298,511

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	17,124,814	$179,296,806
Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio) (Class A) (a)	883,177	12,664,754
Baillie Gifford International Stock Portfolio (Class A) (b)	9,294,311	131,142,723
BlackRock Bond Income Portfolio (Class A) (b)	4,514,663	487,854,501
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,628,083	86,125,572
BlackRock High Yield Portfolio (Class A) (a)	3,214,078	25,744,764
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,577,891	63,471,778
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	2,599,918	35,852,873
Brighthouse/Artisan International Portfolio (Class A) (a)	6,422,102	87,597,466
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	46,567	12,686,600
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,382,604	103,099,261
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	16,536,708	154,618,221
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	16,175,114	128,753,904
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	4,558,490	163,421,851
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	6,468,564	112,941,119
Clarion Global Real Estate Portfolio (Class A) (a)	2,795,043	37,090,216
Harris Oakmark International Portfolio (Class A) (a)	9,263,085	133,295,794
Invesco Comstock Portfolio (Class A) (a)	10,576,256	164,672,306
Invesco Global Equity Portfolio (Class A) (a)	1,543,111	48,824,018
Invesco Small Cap Growth Portfolio (Class A) (a)	1,450,303	24,655,159
Jennison Growth Portfolio (Class A) (b)	3,124,521	61,803,033
JPMorgan Core Bond Portfolio (Class A) (a)	18,525,372	192,849,122
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,020,957	38,135,465
Loomis Sayles Growth Portfolio (Class A) (a)	3,170,814	49,369,573

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	811,395	12,560,388
MFS Research International Portfolio (Class A) (a)	5,223,968	74,598,270
MFS Value Portfolio (Class A) (b)	10,763,448	189,544,315
Neuberger Berman Genesis Portfolio (Class A) (b)	1,027,254	25,157,443
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	27,769,766	308,799,798
PIMCO Total Return Portfolio (Class A) (a)	39,747,036	463,052,975
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,095,096	35,624,553
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	2,520,449	74,076,006
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	5,342,562	177,586,747
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,999,949	25,039,363
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,410,997	62,661,800
TCW Core Fixed Income Portfolio (Class A) (a)	36,157,031	372,055,848
VanEck Global Natural Resources Portfolio (Class A) (b)	8,888,105	99,902,295
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	15,087,895	205,798,887
Western Asset Management U.S. Government Portfolio (Class A) (b)	35,313,325	411,753,370

Total Mutual Funds (Cost $4,742,065,770)		5,074,178,937

Total Investments—100.0% (Cost $4,742,065,770)		5,074,178,937
Other assets and liabilities (net)—0.0%		(1,606,556)

Net Assets—100.0%		$5,072,572,381

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,074,178,937	$—	$—	$5,074,178,937
Total Investments	$5,074,178,937	$—	$—	$5,074,178,937

BHFTII-61

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	36,158,561	$378,580,128
Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio) (Class A) (a)	2,200,598	31,556,571
Baillie Gifford International Stock Portfolio (Class A) (b)	31,157,921	439,638,265
BlackRock Bond Income Portfolio (Class A) (b)	7,853,178	848,614,393
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,781,220	305,826,512
BlackRock High Yield Portfolio (Class A) (a)	9,513,707	76,204,793
Brighthouse Small Cap Value Portfolio (Class A) (a)	12,463,807	221,107,932
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	12,729,384	175,538,200
Brighthouse/Artisan International Portfolio (Class A) (a)	27,394,123	373,655,842
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	116,399	31,711,635
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	9,541,529	124,326,126
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	25,435,469	252,574,208
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	26,730,668	249,931,746
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	39,787,478	316,708,323
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,820,664	531,320,795
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	21,438,392	374,314,321
Clarion Global Real Estate Portfolio (Class A) (a)	13,969,332	185,373,034
Harris Oakmark International Portfolio (Class A) (a)	33,549,092	482,771,433
Invesco Comstock Portfolio (Class A) (a)	32,530,550	506,500,662
Invesco Global Equity Portfolio (Class A) (a)	3,856,083	122,006,467
Invesco Small Cap Growth Portfolio (Class A) (a)	9,064,741	154,100,593
Jennison Growth Portfolio (Class A) (b)	17,106,270	338,362,012
JPMorgan Core Bond Portfolio (Class A) (a)	24,117,851	251,066,830
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,036,293	95,034,850

Affiliated Investment Companies—(Continued)
Loomis Sayles Growth Portfolio (Class A) (a)	21,781,812	339,142,815
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	6,054,318	93,720,841
MFS Research International Portfolio (Class A) (a)	19,532,951	278,930,547
MFS Value Portfolio (Class A) (b)	35,632,264	627,484,167
Neuberger Berman Genesis Portfolio (Class A) (b)	3,833,429	93,880,669
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	34,158,268	379,839,942
PIMCO Total Return Portfolio (Class A) (a)	64,735,786	754,171,909
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	10,183,912	117,216,830
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	9,431,103	277,180,103
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	17,082,665	567,827,782
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,965,175	62,163,990
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,429,194	219,074,759
TCW Core Fixed Income Portfolio (Class A) (a)	62,808,236	646,296,749
VanEck Global Natural Resources Portfolio (Class A) (b)	32,950,289	370,361,249
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	18,523,958	252,666,783
Western Asset Management U.S. Government Portfolio (Class A) (b)	42,666,050	497,486,147

Total Mutual Funds (Cost $11,263,330,592)		12,444,270,953

Total Investments—100.0% (Cost $11,263,330,592)		12,444,270,953
Other assets and liabilities (net)—0.0%		(3,379,786)

Net Assets—100.0%		$12,440,891,167

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$12,444,270,953	$—	$—	$12,444,270,953
Total Investments	$12,444,270,953	$—	$—	$12,444,270,953

BHFTII-62

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	10,392,933	$108,814,005
Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio) (Class A) (a)	7,579,203	108,685,769
Baillie Gifford International Stock Portfolio (Class A) (b)	32,538,869	459,123,444
BlackRock Bond Income Portfolio (Class A) (b)	3,267,706	353,108,327
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,987,731	316,750,968
BlackRock High Yield Portfolio (Class A) (a)	6,821,595	54,640,977
Brighthouse Small Cap Value Portfolio (Class A) (a)	15,251,182	270,555,967
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	14,807,183	204,191,060
Brighthouse/Artisan International Portfolio (Class A) (a)	31,508,870	429,780,991
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	100,091	27,268,661
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,445,129	214,280,030
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,988,537	109,116,169
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	34,284,497	272,904,592
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,547,863	485,690,875
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	21,598,035	377,101,693
Clarion Global Real Estate Portfolio (Class A) (a)	20,090,246	266,597,566
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,247,148	53,340,522
Harris Oakmark International Portfolio (Class A) (a)	35,995,137	517,970,024
Invesco Comstock Portfolio (Class A) (a)	35,046,503	545,674,056
Invesco Global Equity Portfolio (Class A) (a)	4,980,247	157,574,999
Invesco Small Cap Growth Portfolio (Class A) (a)	14,095,115	239,616,959
Jennison Growth Portfolio (Class A) (b)	24,158,023	477,845,694
JPMorgan Core Bond Portfolio (Class A) (a)	10,424,003	108,513,873
JPMorgan Small Cap Value Portfolio (Class A) (a)	8,625,157	162,756,715

Affiliated Investment Companies—(Continued)
Loomis Sayles Growth Portfolio (Class A) (a)	30,831,592	480,047,892
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	12,174,118	188,455,341
MFS Research International Portfolio (Class A) (a)	24,349,153	347,705,903
MFS Value Portfolio (Class A) (b)	35,373,154	622,921,238
Morgan Stanley Discovery Portfolio (Class A) (a)	1,061,879	25,973,552
Neuberger Berman Genesis Portfolio (Class A) (b)	1,102,844	27,008,652
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	14,726,686	163,760,749
PIMCO Total Return Portfolio (Class A) (a)	27,967,970	325,826,847
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	13,211,206	152,060,981
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	14,472,335	425,341,918
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	16,367,343	544,050,482
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,280,853	53,596,285
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,275,497	189,090,160
TCW Core Fixed Income Portfolio (Class A) (a)	29,002,374	298,434,430
VanEck Global Natural Resources Portfolio (Class A) (b)	28,494,882	320,282,471
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	15,990,310	218,107,828

Total Mutual Funds (Cost $9,278,515,373)		10,704,568,665

Total Investments—100.0% (Cost $9,278,515,373)		10,704,568,665
Other assets and liabilities (net)—0.0%		(2,952,589)

Net Assets—100.0%		$10,701,616,076

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,704,568,665	$—	$—	$10,704,568,665
Total Investments	$10,704,568,665	$—	$—	$10,704,568,665

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—2.1%
Expeditors International of Washington, Inc.	172,160	$20,509,421

Auto Components—4.5%
BorgWarner, Inc. (a)	506,509	21,886,254
Gentex Corp.	666,907	21,994,593

		43,880,847

Automobiles—1.7%
Thor Industries, Inc. (a)	131,830	16,183,451

Banks—2.2%
Fifth Third Bancorp (a)	128,392	5,448,957
M&T Bank Corp.	103,192	15,410,693

		20,859,650

Capital Markets—4.9%
Moelis & Co.—Class A	442,277	27,363,678
Northern Trust Corp.	186,778	20,136,536

		47,500,214

Chemicals—3.8%
Celanese Corp.	113,873	17,153,829
Corteva, Inc. (a)	458,754	19,304,368

		36,458,197

Consumer Finance—3.1%
Synchrony Financial	619,194	30,266,203

Diversified Consumer Services—1.8%
H&R Block, Inc. (a)	701,352	17,533,800

Electric Utilities—2.2%
OGE Energy Corp.	645,114	21,262,957

Electrical Equipment—2.6%
nVent Electric plc	767,674	24,818,900

Energy Equipment & Services—2.0%
NOV, Inc. (a) (b)	1,494,883	19,597,916

Entertainment—2.9%
Electronic Arts, Inc.	118,285	16,826,041
Lions Gate Entertainment Corp. - Class A (b)	265,731	3,770,723
Lions Gate Entertainment Corp. - Class B (b)	561,487	7,299,331

		27,896,095

Equity Real Estate Investment Trusts—6.4%
Lamar Advertising Co. - Class A (a)	257,859	29,254,103
PS Business Parks, Inc. (a)	67,120	10,520,389
Public Storage	43,527	12,931,872
STORE Capital Corp.	281,772	9,025,157

		61,731,521

Food & Staples Retailing—3.5%
Kroger Co. (The)	452,823	18,307,634
Sysco Corp. (a)	194,656	15,280,496

		33,588,130

Food Products—2.3%
Tyson Foods, Inc. - Class A	288,345	22,761,954

Health Care Equipment & Supplies—2.4%
Dentsply Sirona, Inc.	404,229	23,465,494

Health Care Providers & Services—3.8%
AmerisourceBergen Corp.	152,288	18,190,801
Centene Corp. (b)	296,793	18,493,172

		36,683,973

Hotels, Restaurants & Leisure—8.2%
Expedia Group, Inc. (b)	208,917	34,241,496
Marriott International, Inc. - Class A (a) (b)	154,732	22,914,262
Vail Resorts, Inc. (a)(b)	66,516	22,219,670

		79,375,428

Insurance—6.8%
Arch Capital Group, Ltd. (b)	615,389	23,495,552
Globe Life, Inc. (a)	262,953	23,410,706
Progressive Corp. (The)	213,998	19,343,279

		66,249,537

Interactive Media & Services—2.4%
IAC/InterActiveCorp. (b)	134,801	17,563,223
Vimeo, Inc. (a) (b)	199,414	5,856,789

		23,420,012

Machinery—1.5%
Otis Worldwide Corp.	175,487	14,439,070

Marine—1.2%
Kirby Corp. (b)	252,035	12,087,599

Media—7.6%
Liberty Broadband Corp. - Class C (a) (b)	58,515	10,105,540
Liberty Media Corp. - Class A (b)	216,954	10,233,720
Liberty Media Corp. - Class C (b)	215,629	10,235,909
News Corp. - Class A	1,078,459	25,376,140
Omnicom Group, Inc. (a)	249,023	18,044,207

		73,995,516

Real Estate Management & Development—1.9%
Jones Lang LaSalle, Inc. (b)	75,676	18,774,459

Road & Rail—3.8%
AMERCO	56,910	36,765,567

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—3.9%
Analog Devices, Inc.	227,559	$38,111,581

Software—1.8%
Check Point Software Technologies, Ltd. (b)	152,496	17,238,148

Specialty Retail—3.2%
AutoNation, Inc. (a) (b)	252,677	30,765,952

Technology Hardware, Storage & Peripherals—1.9%
NetApp, Inc. (a)	209,744	18,826,621

Trading Companies & Distributors—2.2%
Air Lease Corp. (a)	554,168	21,800,969

Total Common Stocks (Cost $593,600,791)		956,849,182

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $14,750,703; collateralized by U.S. Treasury Notes with rates ranging from 0.500% - 1.250%, maturity dates ranging from 01/15/28 - 03/31/28, and an aggregate market value of $15,045,743.	14,750,703	14,750,703

Total Short-Term Investments (Cost $14,750,703)		14,750,703

Securities Lending Reinvestments (c)—9.7%

Certificates of Deposit—1.4%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	1,000,000	999,982
Barclays Bank plc 0.180%, 04/07/22	2,000,000	2,001,154
Cooperatieve Rabobank UA 0.159%, 3M LIBOR + 0.040%, 01/11/22 (d)	2,000,000	2,000,280
0.170%, 03/18/22	2,000,000	2,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	4,000,000	4,000,280
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,011
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		14,001,695

Commercial Paper—0.3%
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (d)	1,000,000	1,000,061
UBS AG 0.240%, 03/30/22	2,000,000	1,998,145

		2,998,206

Repurchase Agreements—7.1%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $5,000,026; collateralized by various Common Stock with an aggregate market value of $5,556,171.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,745,084; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $6,879,978.	6,745,076	6,745,076
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $12,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $12,240,017.	12,000,000	12,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $3,001,225; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $4,001,633; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $4,091,362.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $3,001,225; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $3,260,018.	3,000,000	3,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,800,008; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,836,008.	1,800,000	1,800,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $10,000,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $10,200,002.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $3,000,117; collateralized by various Common Stock with an aggregate market value of $3,333,780.	3,000,000	3,000,000

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,443,041.	1,300,000	$1,300,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $200,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $222,124.	200,000	200,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $3,300,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $3,366,168.	3,300,000	3,300,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $11,200,053; collateralized by various Common Stock with an aggregate market value of $12,444,691.	11,200,000	11,200,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $4,146,503; collateralized by various Common Stock with an aggregate market value of $4,607,137.	4,146,342	4,146,342

		68,691,418

Time Deposits—0.8%
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	900,000	900,000

Time Deposits—(Continued)
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	1,000,000	1,000,000
Svenska Handelsbanken (NY) 0.030%, 10/01/21	2,000,000	2,000,000

		7,900,000

Mutual Funds—0.1%
Wells Fargo Government Money Market Fund, Select Class 0.030% (e)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $94,589,017)		94,591,319

Total Investments—109.8% (Cost $702,940,511)		1,066,191,204
Other assets and liabilities (net)—(9.8)%		(95,544,086)

Net Assets—100.0%		$970,647,118

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $90,122,941 and the collateral received consisted of cash in the amount of $94,587,791. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$956,849,182	$—	$—	$956,849,182
Total Short-Term Investment*	—	14,750,703	—	14,750,703
Securities Lending Reinvestments
Certificates of Deposit	—	14,001,695	—	14,001,695
Commercial Paper	—	2,998,206	—	2,998,206
Repurchase Agreements	—	68,691,418	—	68,691,418
Time Deposits	—	7,900,000	—	7,900,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	93,591,319	—	94,591,319
Total Investments	$957,849,182	$108,342,022	$—	$1,066,191,204

Collateral for Securities Loaned (Liability)	$—	$(94,587,791)	$—	$(94,587,791)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—6.1%
A2B Australia, Ltd. (a)	55,813	$53,588
Accent Group, Ltd.	97,699	158,052
Adairs, Ltd.	28,605	83,610
Adbri, Ltd.	108,171	248,258
Ainsworth Game Technology, Ltd. (a)	51,616	46,241
Alkane Resources, Ltd. (a)	145,570	89,289
Alliance Aviation Services, Ltd. (a)	6,026	18,579
Altium, Ltd.	6,980	177,411
AMA Group, Ltd. (a)	197,423	62,837
AMP, Ltd. (a)	170,851	121,794
Ansell, Ltd.	10,840	265,773
Appen, Ltd.	12,693	81,476
Arafura Resources, Ltd. (a)	268,675	43,719
ARB Corp., Ltd.	22,239	777,518
Ardent Leisure Group, Ltd. (a)	113,950	134,055
AUB Group, Ltd.	28,168	484,267
Audinate Group, Ltd. (a)	1,536	10,978
Aurelia Metals, Ltd. (a)	300,118	64,426
Austal, Ltd.	105,389	142,330
Australian Agricultural Co., Ltd. (a)	114,933	121,950
Australian Finance Group, Ltd.	54,872	108,922
Australian Pharmaceutical Industries, Ltd.	149,765	158,606
Australian Strategic Materials, Ltd. (a)	32,427	233,052
Auswide Bank, Ltd.	9,875	46,363
AVJennings, Ltd.	10,332	4,530
AVZ Minerals, Ltd. (a)	250,407	60,419
Baby Bunting Group, Ltd.	22,363	89,841
Bapcor, Ltd.	85,877	464,643
Beach Energy, Ltd.	171,800	184,245
Bega Cheese, Ltd.	99,511	386,188
Bellevue Gold, Ltd. (a)	18,805	11,491
Bendigo & Adelaide Bank, Ltd.	26,553	179,665
Blackmores, Ltd.	4,626	314,104
Bravura Solutions, Ltd.	79,636	176,403
Breville Group, Ltd.	27,697	580,399
Brickworks, Ltd.	16,435	292,509
BSA, Ltd.	28,058	5,933
BWX, Ltd.	24,025	84,391
Capitol Health, Ltd.	260,324	69,549
Capral, Ltd.	4,985	28,715
Cardno, Ltd.	69,333	55,939
Carnarvon Petroleum, Ltd. (a)	66,586	15,179
carsales.com, Ltd.	44,512	818,356
Cash Converters International, Ltd.	152,939	28,147
Catapult Group International, Ltd. (a)	33,605	46,633
Cedar Woods Properties, Ltd.	22,266	97,792
Centuria Capital Group	7,808	19,099
Challenger, Ltd.	90,070	403,874
Champion Iron, Ltd. (a)	56,704	194,670
City Chic Collective, Ltd. (a)	26,805	124,949
Cleanaway Waste Management, Ltd.	291,733	580,994
Clinuvel Pharmaceuticals, Ltd.	9,453	291,374
Clover Corp., Ltd.	39,945	45,011
Codan, Ltd.	31,190	286,986
Collection House, Ltd. (a)	40,783	4,942
Collins Foods, Ltd.	30,579	266,981
Cooper Energy, Ltd. (a)	552,999	106,991

Australia—(Continued)
Corporate Travel Management, Ltd. (a)	27,644	483,641
Costa Group Holdings, Ltd.	138,722	325,171
Credit Corp. Group, Ltd.	20,160	439,622
CSR, Ltd.	156,422	626,768
Dacian Gold, Ltd. (a)	76,990	10,688
Data #3, Ltd.	49,016	168,778
Decmil Group, Ltd. (a)	48,903	12,472
Decmil Group, Ltd.	4,019	0
Deterra Royalties, Ltd.	76,879	208,203
Dicker Data, Ltd.	5,894	53,538
Domain Holdings Australia, Ltd.	78,081	317,796
Downer EDI, Ltd.	84,201	385,750
Eagers Automotive, Ltd.	35,943	384,651
Earlypay, Ltd.	48,945	16,100
Eclipx Group, Ltd. (a)	63,282	111,816
Elanor Investor Group	5,934	8,890
Elders, Ltd.	45,511	401,030
Elixir Energy, Ltd. (a)	29,923	5,491
Emeco Holdings, Ltd.	147,781	111,435
EML Payments, Ltd. (a)	43,199	120,370
Energy World Corp., Ltd. (a)	472,609	26,408
EQT Holdings, Ltd.	3,231	67,749
Estia Health, Ltd.	52,899	86,635
Euroz, Ltd.	27,405	30,164
Event Hospitality and Entertainment, Ltd. (a)	33,773	371,613
FAR, Ltd. (a)	10,103	5,612
Fiducian Group, Ltd.	3,121	17,125
Finbar Group, Ltd.	6,909	4,054
Fleetwood, Ltd.	35,042	57,541
Flight Centre Travel Group, Ltd. (a)	9,316	143,029
Freedom Foods Group, Ltd. (a)	35,888	12,814
G8 Education, Ltd. (a)	300,520	227,712
Galan Lithium, Ltd. (a)	14,510	10,398
Genworth Mortgage Insurance Australia, Ltd.	81,806	129,311
Gold Road Resources, Ltd.	184,732	159,934
GrainCorp, Ltd. - Class A	83,590	382,395
Grange Resources, Ltd.	120,000	46,458
Greenland Minerals Ltd. (a)	349,524	27,492
GUD Holdings, Ltd.	36,598	270,634
GWA Group, Ltd.	81,814	160,861
Hansen Technologies, Ltd.	57,391	229,207
Hastings Technology Metals, Ltd. (a)	124,937	22,518
Healius, Ltd.	153,195	526,210
HT&E, Ltd.	82,651	98,043
HUB24, Ltd.	14,616	302,268
Humm Group, Ltd. (a)	107,580	65,857
Huon Aquaculture Group, Ltd. (a)	3,410	8,632
IDM International, Ltd. (a) (b) (c)	1,969	0
Iluka Resources, Ltd.	76,879	497,350
Imdex, Ltd.	110,358	183,363
Infomedia, Ltd.	133,597	169,068
Inghams Group, Ltd.	71,096	210,897
Intega Group, Ltd.	69,333	28,241
Integral Diagnostics, Ltd.	34,146	120,375
Integrated Research, Ltd. (a)	28,972	34,444
Invocare, Ltd.	44,413	376,903
ioneer, Ltd. (a)	131,418	59,466

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
IOOF Holdings, Ltd.	179,673	$551,362
IPH, Ltd.	59,961	394,441
Iress, Ltd.	58,472	481,639
IVE Group, Ltd.	19,754	21,975
Japara Healthcare, Ltd. (a)	32,040	31,701
Johns Lyng Group, Ltd.	26,883	118,962
Jumbo Interactive, Ltd.	12,118	138,867
Jupiter Mines, Ltd.	439,415	69,886
Karoon Energy, Ltd. (a)	168,923	187,664
Kogan.com, Ltd.	16,956	133,078
Lifestyle Communities, Ltd.	20,891	329,844
Link Administration Holdings, Ltd.	158,207	501,122
Lovisa Holdings, Ltd.	11,216	153,370
Lycopodium, Ltd.	6,179	19,786
Lynas Rare Earths, Ltd. (a)	101,952	492,830
MA Financial Group, Ltd.	8,784	46,281
MACA, Ltd.	71,850	33,606
Macmahon Holdings, Ltd.	380,170	54,767
Mayne Pharma Group, Ltd. (a)	452,144	91,761
McMillan Shakespeare, Ltd.	26,993	283,835
McPherson’s, Ltd.	39,600	30,907
Medusa Mining, Ltd.	60,972	30,810
Megaport, Ltd. (a)	8,164	98,216
Mesoblast, Ltd. (a)	42,929	51,748
Metals X, Ltd. (a)	104,677	27,591
Metcash, Ltd.	282,201	792,911
MMA Offshore, Ltd. (a)	78,350	22,335
Monadelphous Group, Ltd.	35,445	230,245
Monash IVF Group, Ltd.	36,262	25,124
Money3 Corp., Ltd.	47,676	114,646
Morning Star Gold NL (a) (b) (c)	33,455	0
Mount Gibson Iron, Ltd. (b) (c)	152,338	52,864
Myer Holdings, Ltd. (a)	275,411	112,914
MyState, Ltd.	17,413	61,853
Nanosonics, Ltd. (a)	6,119	27,521
Navigator Global Investments, Ltd.	45,623	58,039
Nearmap, Ltd. (a)	109,995	148,295
Netwealth Group, Ltd.	24,001	252,470
New Energy Solar, Ltd.	16,213	9,429
New Hope Corp., Ltd.	137,727	238,851
nib holdings, Ltd.	142,740	710,863
Nick Scali, Ltd.	21,771	178,471
Nine Entertainment Co. Holdings, Ltd.	4	8
NRW Holdings, Ltd.	134,771	152,140
Nufarm, Ltd. (a)	102,823	353,278
Objective Corp., Ltd.	2,117	28,013
OceanaGold Corp. (a)	212,111	346,652
OFX Group, Ltd.	99,303	113,933
OM Holdings, Ltd. (a)	21,506	14,562
Omni Bridgeway, Ltd. (a)	75,128	188,470
oOh!media, Ltd. (a)	130,777	167,487
Orocobre, Ltd. (a)	94,865	584,051
Orora, Ltd.	248,793	555,151
OZ Minerals, Ltd.	41,704	664,027
Pacific Current Group, Ltd.	12,733	68,192
Pacific Smiles Group, Ltd.	13,431	25,908
Pact Group Holdings, Ltd.	50,886	139,330

Australia—(Continued)
Pantoro, Ltd. (a)	89,162	13,199
Peet, Ltd.	88,199	65,584
Pendal Group, Ltd.	88,324	520,304
Perenti Global, Ltd.	204,417	120,944
Perpetual, Ltd.	19,757	538,186
Perseus Mining, Ltd. (a)	340,886	344,706
Pilbara Minerals, Ltd. (a)	37,144	54,072
Platinum Asset Management, Ltd.	71,195	180,328
Praemium, Ltd. (a)	98,955	76,530
Premier Investments, Ltd.	20,232	436,550
Pro Medicus, Ltd.	2,381	93,172
Propel Funeral Partners, Ltd.	7,202	21,071
PSC Insurance Group, Ltd.	6,696	20,317
PWR Holdings, Ltd.	9,738	61,387
PYC Therapeutics, Ltd. (a)	83,719	8,436
QANTM Intellectual Property, Ltd.	14,173	12,387
Ramelius Resources, Ltd.	229,213	221,403
Reckon, Ltd.	36,898	26,851
Red 5, Ltd. (a)	362,960	55,099
Redbubble, Ltd. (a)	3,334	10,444
Redcape Hotel Group	38,088	30,047
Redcape Hotel Group (a)	7,934	0
Regis Healthcare, Ltd.	26,109	37,866
Regis Resources, Ltd.	236,656	344,273
Reject Shop, Ltd. (The) (a)	12,421	57,020
Resolute Mining, Ltd. (a)	357,444	107,455
Rhipe, Ltd.	12,338	22,114
Ridley Corp., Ltd. (a)	113,689	109,683
RPMGlobal Holdings, Ltd. (a)	17,010	23,728
Sandfire Resources NL	52,696	207,238
Sandfire Resources, Ltd. (a)	68,309	268,639
SeaLink Travel Group, Ltd.	4,293	27,570
Select Harvests, Ltd.	43,727	258,441
Senex Energy, Ltd.	50,917	135,904
Servcorp, Ltd.	21,215	59,099
Service Stream, Ltd.	154,571	98,597
Seven West Media, Ltd. (a)	345,244	101,339
SG Fleet Group, Ltd.	27,529	58,854
Shaver Shop Group, Ltd.	18,090	13,292
Sigma Healthcare, Ltd.	347,766	156,124
Silver Lake Resources, Ltd. (a)	202,549	196,598
SmartGroup Corp., Ltd.	29,372	201,345
SolGold plc (a)	15,118	5,692
Southern Cross Media Group, Ltd.	76,997	120,028
Spark Infrastructure Group	424,197	858,322
SpeedCast International, Ltd. (a) (b) (c)	65,225	0
SRG Global, Ltd.	9,380	3,448
St. Barbara, Ltd.	208,312	201,793
Star Entertainment Group, Ltd. (The) (a)	158,648	509,174
Steadfast Group, Ltd.	222,474	779,006
Sunland Group, Ltd.	40,150	71,106
Super Retail Group, Ltd.	52,166	459,176
Superloop, Ltd. (a)	20,973	14,711
Syrah Resources, Ltd. (a)	108,096	82,983
Tassal Group, Ltd.	70,236	177,872
Technology One, Ltd.	79,705	649,858
Temple & Webster Group, Ltd. (a)	5,673	51,035

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Tiger Resources, Ltd. (a) (b) (c)	591,241	$85
Tribune Resources, Ltd.	2,377	8,396
Tyro Payments, Ltd. (a)	54,611	153,120
United Malt Group, Ltd.	95,694	281,304
Uniti Group, Ltd. (a)	18,171	50,131
Virgin Australia International Holding, Ltd. (b) (c)	968,773	0
Virtus Health, Ltd.	30,029	127,409
Vista Group International, Ltd. (a) (d)	33,201	62,088
Vita Group, Ltd.	34,096	19,299
Viva Energy Group, Ltd.	120,875	206,888
Webjet, Ltd. (a)	84,765	383,076
West African Resources, Ltd. (a)	44,212	31,004
Western Areas, Ltd. (a)	108,846	235,208
Westgold Resources, Ltd.	109,349	128,723
Whitehaven Coal, Ltd. (a)	259,853	591,268

		41,889,508

Austria—1.7%
A-TEC Industries AG (b) (c)	1	0
Agrana Beteiligungs AG	4,073	85,735
ams AG (a)	58,625	1,070,316
Andritz AG	20,093	1,098,104
Austria Technologie & Systemtechnik AG	11,814	450,460
BAWAG Group AG (a)	15,608	978,850
DO & Co. AG (a) (d)	2,435	197,548
EVN AG	9,993	265,684
FACC AG (a) (d)	6,291	68,102
Flughafen Wien AG (a)	900	30,886
IMMOFINANZ AG (a) (d)	28,505	679,871
Kapsch TrafficCom AG (a) (d)	1,870	32,107
Lenzing AG (a)	3,209	387,749
Mayr Melnhof Karton AG	2,669	508,514
Oberbank AG	198	20,730
Oesterreichische Post AG	9,304	392,612
Palfinger AG	5,204	225,523
POLYTEC Holding AG (d)	6,228	59,901
Porr AG (a)	2,048	36,528
Raiffeisen Bank International AG	6,631	172,505
Rosenbauer International AG (d)	1,414	79,975
S IMMO AG	17,333	400,692
S&T AG (d)	15,588	406,766
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,509	140,346
Semperit AG Holding	4,892	174,602
Strabag SE	2,729	124,671
Telekom Austria AG (a)	40,133	345,563
UBM Development AG	1,459	72,417
UNIQA Insurance Group AG	35,957	320,441
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,500	301,949
voestalpine AG	25,972	954,588
Wienerberger AG	33,409	1,123,169
Zumtobel Group AG	8,536	88,644

		11,295,548

Belgium—1.6%
Ackermans & van Haaren NV	7,319	1,260,585
AGFA-Gevaert NV (a)	50,218	231,792

Belgium—(Continued)
Atenor (d)	1,361	92,808
Banque Nationale de Belgique	71	139,526
Barco NV	20,718	448,915
Bekaert S.A.	10,571	439,009
Biocartis NV (a) (d)	10,340	45,716
bpost S.A. (a)	18,928	166,815
Cie d’Entreprises CFE	2,249	230,255
Cie Immobiliere de Belgique S.A. (d)	1,276	110,132
D’ieteren Group	8,787	1,279,697
Deceuninck NV	27,313	114,225
Econocom Group S.A.	39,556	151,997
Elia Group S.A.	6,602	788,540
Etablissements Franz Colruyt NV	2,029	103,363
Euronav NV	53,441	501,801
EVS Broadcast Equipment S.A.	4,312	96,415
Exmar NV (d)	10,339	50,663
Fagron	13,001	253,252
GIMV NV	4,793	304,285
Greenyard NV (a) (d)	5,819	57,115
Ion Beam Applications	6,507	143,299
Jensen-Group NV	1,035	33,249
Kinepolis Group NV (a)	4,307	279,161
Lotus Bakeries NV	92	562,803
MDxHealth (a)	8,434	11,749
Melexis NV	5,164	546,606
Mithra Pharmaceuticals S.A. (a) (d)	506	11,100
Ontex Group NV (a)	16,729	177,302
Orange Belgium S.A.	5,071	113,795
Oxurion NV (a)	12,685	28,306
Picanol (a) (d)	610	51,496
Proximus SADP	25,439	502,942
Recticel S.A.	15,533	258,027
Resilux NV	229	47,536
Roularta Media Group NV (d)	1,629	29,392
Shurgard Self Storage S.A.	2,486	136,497
Sipef S.A.	1,958	114,147
Telenet Group Holding NV	8,880	339,534
TER Beke S.A.	144	18,990
Tessenderlo Group S.A. (a)	5,516	205,216
Van de Velde NV	1,970	70,305
VGP NV	722	165,846
Viohalco S.A. (d)	35,458	173,857
X-Fab Silicon Foundries SE (a)	7,985	75,929

		10,963,990

Bermuda—0.0%
China Baoli Technologies Holdings, Ltd. (a)	28,500	1,569

Cambodia—0.0%
NagaCorp, Ltd.	196,000	166,965

Canada—9.9%
5N Plus, Inc. (a) (d)	33,732	73,504
Absolute Software Corp.	17,854	196,216
Acadian Timber Corp. (d)	3,800	56,223
Advantage Energy, Ltd. (a)	91,030	459,965

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Aecon Group, Inc.	19,646	$297,342
AG Growth International, Inc.	5,820	129,992
AGF Management, Ltd. - Class B	19,644	120,352
Aimia, Inc. (a) (d)	24,635	84,217
AirBoss of America Corp. (d)	3,761	107,461
Alamos Gold, Inc. - Class A	113,378	815,469
Alaris Equity Partners Income (d)	16,654	233,124
Alcanna, Inc. (a)	12,660	80,162
Alexco Resource Corp. (a) (d)	22,734	34,103
Algoma Central Corp.	6,110	81,283
AltaGas, Ltd.	17,233	340,007
Altius Minerals Corp.	12,660	155,626
Altus Group, Ltd.	12,988	633,711
Americas Gold And Silver Corp. (a) (d)	4,400	3,509
Amerigo Resources, Ltd. (a)	35,000	34,818
Andlauer Healthcare Group, Inc.	702	27,352
Andrew Peller, Ltd. - Class A	11,417	76,889
ARC Resources, Ltd.	156,862	1,470,039
Aritzia, Inc. (a)	24,637	784,276
Ascot Resources, Ltd. (a) (d)	16,500	13,548
Atco, Ltd. - Class I	14,586	467,890
Athabasca Oil Corp. (a) (d)	144,824	105,193
ATS Automation Tooling Systems, Inc. (a)	25,733	816,321
AutoCanada, Inc. (a) (d)	8,428	308,681
Badger Infrastructure Solutions, Ltd.	11,262	300,978
Birchcliff Energy, Ltd. (d)	80,388	444,908
Bird Construction, Inc.	18,612	144,593
Black Diamond Group, Ltd. (a)	19,812	59,126
BMTC Group, Inc.	5,387	61,883
Bombardier, Inc. (a)	8,900	15,740
Bombardier, Inc. - Class B (a)	234,816	400,444
Boralex, Inc. - Class A	25,118	741,681
Bridgemarq Real Estate Services (d)	3,500	46,009
Brookfield Infrastructure Corp. - Class A	5,028	301,418
Calian Group, Ltd.	2,846	137,065
Canaccord Genuity Group, Inc.	30,012	330,070
Canacol Energy, Ltd. (d)	40,661	108,506
Canada Goose Holdings, Inc. (a)	13,191	470,523
Canada Goose Holdings, Inc. (a)	4,869	173,871
Canadian Western Bank (d)	25,085	726,249
Canfor Corp. (a)	20,141	442,383
Canfor Pulp Products, Inc. (a)	11,097	56,948
Capital Power Corp.	36,075	1,216,456
Capstone Mining Corp. (a)	117,839	458,666
Cardinal Energy, Ltd. (a)	32,459	107,120
Cascades, Inc.	28,626	354,152
Celestica, Inc. (a)	35,793	317,915
Centerra Gold, Inc.	66,685	455,412
Cervus Equipment Corp.	2,998	45,966
CES Energy Solutions Corp.	90,181	135,279
CI Financial Corp.	53,812	1,092,299
Clairvest Group, Inc.	200	8,693
Cogeco Communications, Inc.	3,980	353,694
Cogeco, Inc.	2,109	150,191
Colliers International Group, Inc.	7,438	952,095
Computer Modelling Group, Ltd.	28,920	108,227
Copper Mountain Mining Corp. (a) (d)	63,622	142,152

Canada—(Continued)
Corby Spirit and Wine, Ltd. (d)	3,957	56,453
Corus Entertainment, Inc. - B Shares (d)	69,390	311,176
Crescent Point Energy Corp.	89,477	412,558
Crescent Point Energy Corp. (U.S. Listed Shares)	60,196	277,504
Crew Energy, Inc. (a) (d)	69,029	169,493
Cronos Group, Inc. (a) (d)	7,801	44,154
Denison Mines Corp. (a)	231,048	335,645
Dexterra Group, Inc. (d)	11,442	73,895
DIRTT Environmental Solutions (a) (d)	17,310	53,573
Doman Building Materials Group, Ltd. (d)	19,304	96,779
Dorel Industries, Inc. - Class B (a)	8,626	74,369
DREAM Unlimited Corp. - Class A	8,735	193,238
Dundee Precious Metals, Inc.	45,872	275,971
E-L Financial Corp., Ltd. (d)	677	499,754
ECN Capital Corp.	87,631	722,302
EcoSynthetix, Inc. (a) (d)	8,700	40,938
Eldorado Gold Corp. (a)	51,016	394,723
Element Fleet Management Corp.	93,482	943,234
Endeavour Silver Corp. (a) (d)	34,348	140,744
Enerflex, Ltd.	29,289	214,592
Enerplus Corp.	56,230	450,160
Enerplus Corp. (U.S. Listed Shares)	8,452	67,616
Enghouse Systems, Ltd.	12,678	556,226
Ensign Energy Services, Inc. (a) (d)	51,526	76,479
Equitable Group, Inc.	4,049	456,815
ERO Copper Corp. (a)	16,890	299,502
Evertz Technologies, Ltd.	9,349	105,920
Exchange Income Corp.	2,651	92,783
Exco Technologies, Ltd.	7,732	60,496
Extendicare, Inc. (d)	29,162	168,995
Fiera Capital Corp. (d)	22,157	182,980
Finning International, Inc.	50,788	1,253,059
Firm Capital Mortgage Investment Corp. (d)	9,574	111,039
First Majestic Silver Corp. (d)	6,000	67,800
First Majestic Silver Corp.	45,160	511,286
First Mining Gold Corp. (a)	50,000	11,843
First National Financial Corp.	4,907	168,526
Fission Uranium Corp. (a) (d)	114,725	74,273
Fortuna Silver Mines, Inc. (a) (d)	82,364	323,838
Fortuna Silver Mines, Inc. (a)	4,200	16,506
Freehold Royalties, Ltd. (d)	35,012	287,482
Galiano Gold, Inc. (a) (d)	23,027	16,544
Gamehost, Inc. (a)	4,952	31,395
GDI Integrated Facility Services, Inc. (a)	3,200	137,944
Gibson Energy, Inc. (d)	42,525	780,934
Goeasy, Ltd. (d)	3,895	621,521
GoGold Resources, Inc. (a) (d)	18,500	40,459
GoldMoney, Inc. (a) (d)	11,000	19,714
Gran Tierra Energy, Inc. (a) (d)	112,213	82,392
Guardian Capital Group, Ltd. - Class A (d)	5,600	151,871
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Hardwoods Distribution, Inc.	3,502	101,444
Headwater Exploration, Inc. (a)	26,090	93,723
Heroux-Devtek, Inc. (a)	12,653	176,718
High Liner Foods, Inc. (d)	6,007	62,223
Home Capital Group, Inc. (a)	14,784	433,155
HudBay Minerals, Inc.	64,983	405,310

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
i-80 Gold Corp. (a) (d)	19,147	$47,013
iA Financial Corp., Inc.	10,174	577,217
IAMGOLD Corp. (a)	118,555	268,635
IBI Group, Inc. (a)	5,900	52,823
Imperial Metals Corp. (a) (d)	19,966	61,477
Information Services Corp.	2,900	63,330
Innergex Renewable Energy, Inc.	35,108	562,681
Interfor Corp.	23,632	583,617
International Petroleum Corp. (a) (d)	25,919	131,989
International Tower Hill Mines, Ltd. (a) (d)	21,604	16,033
Intertape Polymer Group, Inc.	23,413	509,260
Invesque, Inc. (a) (d)	9,800	20,384
Ivanhoe Mines, Ltd. - Class A (a)	17,532	112,118
Jamieson Wellness, Inc.	12,957	370,522
K-Bro Linen, Inc.	3,219	103,564
Karora Resources, Inc. (a) (d)	10,330	26,995
Kelt Exploration, Ltd. (a)	58,951	211,769
Keyera Corp. (d)	24,360	612,943
Kinaxis, Inc. (a)	5,923	854,547
Kingsway Financial Services, Inc. (a) (d)	8,765	46,972
Knight Therapeutics, Inc. (a)	36,815	155,503
KP Tissue, Inc. (d)	1,400	11,263
Labrador Iron Ore Royalty Corp. (d)	17,800	494,960
Largo Resources, Ltd. (a) (d)	8,317	87,333
Lassonde Industries, Inc. - Class A	900	129,088
Laurentian Bank of Canada (d)	12,879	408,760
Leon’s Furniture, Ltd.	9,639	178,229
LifeWorks, Inc.	21,185	539,744
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	11,764	610,862
Lucara Diamond Corp. (a) (d)	110,136	54,781
Lundin Gold, Inc. (a) (d)	11,400	85,234
Magellan Aerospace Corp.	5,794	46,522
Mainstreet Equity Corp. (a) (d)	2,261	186,096
Major Drilling Group International, Inc. (a)	28,577	190,649
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	26,200	532,440
Martinrea International, Inc.	25,209	223,908
Maverix Metals, Inc.	7,686	34,356
Maxim Power Corp. (a)	2,800	6,897
MDF Commerce, Inc. (a) (d)	4,176	19,353
Medical Facilities Corp. (d)	12,861	98,900
MEG Energy Corp. (a)	87,454	682,868
Melcor Developments, Ltd.	3,120	37,319
Methanex Corp.	1,300	59,909
Methanex Corp. (d)	8,422	387,749
Morguard Corp.	1,400	147,229
Mountain Province Diamonds, Inc. (a) (d)	1,600	543
MTY Food Group, Inc.	6,320	319,044
Mullen Group, Ltd.	29,854	303,584
Neo Performance Materials, Inc. (d)	4,300	59,683
New Gold, Inc. (a)	172,247	182,229
NFI Group, Inc.	13,236	249,129
Nighthawk Gold Corp. (a) (d)	4,900	3,134
North American Construction Group, Ltd. (d)	10,441	152,089
North West Co., Inc. (The)	15,571	415,768
NuVista Energy, Ltd. (a)	59,117	239,903

Canada—(Continued)
Opsens, Inc. (a) (d)	6,700	16,028
Organigram Holdings, Inc. (a) (d)	15,592	35,862
Osisko Gold Royalties, Ltd.	36,671	411,991
Osisko Gold Royalties, Ltd. (d)	3,800	42,674
Osisko Mining, Inc. (a) (d)	12,300	22,821
Paramount Resources, Ltd. - Class A (d)	19,290	286,015
Parex Resources, Inc.	39,859	725,052
Park Lawn Corp. (d)	8,556	246,696
Parkland Corp. (d)	30,784	864,995
Pason Systems, Inc.	24,116	164,124
Peyto Exploration & Development Corp. (d)	67,791	527,727
PHX Energy Services Corp.	12,350	46,607
Pizza Pizza Royalty Corp. (d)	6,998	62,101
Points International, Ltd. (a)	5,320	91,019
Polaris Infrastructure, Inc. (d)	5,300	72,391
Pollard Banknote, Ltd. (d)	2,690	100,137
PolyMet Mining Corp. (a) (d)	3,835	11,808
PrairieSky Royalty, Ltd. (d)	56,452	602,137
Precision Drilling Corp. (a) (d)	4,794	193,789
Premium Brands Holdings Corp.	10,025	1,025,295
Pretium Resources, Inc. (a)	1,100	10,604
Pretium Resources, Inc. (a)	49,167	475,522
Primo Water Corp.	45,705	719,892
Pulse Seismic, Inc. (a)	13,500	19,398
Quarterhill, Inc.	44,645	97,637
Questerre Energy Corp. - Class A (a)	83,569	13,856
Real Matters, Inc. (a)	25,451	201,743
Recipe Unlimited Corp. (a)	4,150	63,826
RF Capital Group, Inc. (a) (d)	17,303	29,781
Richelieu Hardware, Ltd.	16,390	539,087
Rogers Sugar, Inc. (d)	35,106	149,670
Russel Metals, Inc.	23,322	559,205
Sabina Gold & Silver Corp. (a) (d)	64,606	74,471
Sandstorm Gold, Ltd. (a)	58,462	336,482
Savaria Corp. (d)	10,600	171,562
Seabridge Gold, Inc. (a) (d)	11,279	174,261
Secure Energy Services, Inc.	59,851	224,926
ShawCor, Ltd. (a)	21,791	97,376
Sienna Senior Living, Inc. (d)	22,176	251,769
Sierra Wireless, Inc. (a) (d)	12,710	196,781
Sleep Country Canada Holdings, Inc.	12,404	329,050
SNC-Lavalin Group, Inc. (d)	29,545	820,617
Spin Master Corp. (a)	7,348	238,494
Sprott, Inc.	6,042	222,151
SSR Mining, Inc.	53,145	772,881
Stantec, Inc.	17,450	819,734
Stelco Holdings, Inc.	5,227	153,187
Stella-Jones, Inc.	16,794	565,501
Steppe Gold, Ltd. (a)	6,300	6,168
Storm Resources, Ltd. (a)	32,500	138,560
SunOpta, Inc. (a)	26,392	235,874
Superior Plus Corp.	54,086	577,754
Tamarack Valley Energy, Ltd. (a)	69,684	175,503
Taseko Mines, Ltd. (a) (d)	108,786	204,414
TeraGo, Inc. (a) (d)	4,100	16,606
TerraVest Industries, Inc.	1,600	30,684
Tidewater Midstream and Infrastructure, Ltd. (d)	79,200	85,666

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Timbercreek Financial Corp. (d)	29,251	$222,627
Torex Gold Resources, Inc. (a)	27,594	275,809
Total Energy Services, Inc. (a)	17,786	64,173
Tourmaline Oil Corp.	6,184	216,045
TransAlta Corp.	83,943	886,750
TransAlta Renewables, Inc.	28,608	428,917
Transcontinental, Inc. - Class A	21,120	335,492
Treasury Metals, Inc. (a) (d)	1,668	935
Trevali Mining Corp. (a)	90,600	12,518
Trican Well Service, Ltd. (a) (d)	92,913	217,134
Tricon Capital Group, Inc.	35,631	475,418
Trisura Group, Ltd. (a)	8,800	300,420
Uni-Select, Inc. (a)	13,271	185,874
Vecima Networks, Inc. (d)	2,500	31,581
Vermilion Energy, Inc. (a) (d)	28,810	284,779
VersaBank	2,000	22,043
Wajax Corp.	7,885	142,871
Waterloo Brewing, Ltd. (d)	2,600	14,205
Wesdome Gold Mines, Ltd. (a)	54,507	436,796
Western Forest Products, Inc.	145,247	252,284
Westshore Terminals Investment Corp.	17,388	335,652
Whitecap Resources, Inc. (d)	152,919	846,330
WildBrain, Ltd. (a) (d)	53,045	135,272
Winpak, Ltd.	9,852	318,522
Yamana Gold, Inc. (d)	166,759	658,294
Yellow Pages, Ltd. (d)	6,975	75,719
Zenith Capital Corp. (a) (b) (c)	12,830	2,566

		67,795,986

China—0.2%
BOE Varitronix, Ltd. (d)	137,000	129,793
Bund Center Investment, Ltd.	107,700	41,246
CGN Mining Co., Ltd.	145,000	18,284
China Display Optoelectronics Technology Holdings, Ltd. (a)	136,000	10,139
China Gold International Resources Corp., Ltd. (d)	79,013	227,694
China Sunsine Chemical Holdings, Ltd.	70,000	25,449
Chong Hing Bank, Ltd. (b) (c) (d)	57,000	152,227
CITIC Telecom International Holdings, Ltd.	467,000	158,979
FIH Mobile, Ltd. (a) (d)	219,000	32,785
First Sponsor Group, Ltd.	9,490	9,492
Fountain SET Holdings, Ltd.	280,000	48,468
GDH Guangnan Holdings, Ltd.	264,000	23,829
Goodbaby International Holdings, Ltd. (a) (d)	193,000	28,796
Guotai Junan International Holdings, Ltd. (d)	806,600	127,990
Neo-Neon Holdings, Ltd. (a)	322,500	20,257
Theme International Holdings, Ltd. (a)	420,000	48,877
TI Fluid Systems plc	7,903	26,730

		1,131,035

Colombia—0.0%
Frontera Energy Corp. (a)	8,353	49,989

Denmark—2.1%
ALK-Abello A/S (a)	1,773	745,026
Alm Brand A/S (d)	26,249	183,794
Bang & Olufsen A/S (a)	30,627	144,094

Denmark—(Continued)
Bavarian Nordic A/S (a)	15,173	768,193
Better Collective A/S (a)	576	12,208
Brodrene Hartmann A/S (a)	653	36,740
Chemometec A/S	3,638	555,508
Columbus A/S	20,865	30,510
D/S Norden A/S	8,013	202,913
DFDS A/S (a)	10,724	568,283
Drilling Co of 1972 A/S (The) (a)	1,064	39,962
FLSmidth & Co. A/S	12,789	445,905
H+H International A/S - Class B (a)	5,958	206,535
Harboes Bryggeri A/S - Class B (a)	1,454	23,071
ISS A/S (a)	23,821	502,731
Jeudan A/S	2,360	91,536
Jyske Bank A/S (a)	16,358	705,391
Matas A/S	10,988	206,976
Netcompany Group A/S	7,500	862,209
Nilfisk Holding A/S (a)	7,976	255,509
NKT A/S (a)	9,092	394,678
NNIT A/S	2,656	50,501
North Media A/S (a)	679	12,370
NTG Nordic Transport Group A/S (a) (d)	2,706	209,170
Parken Sport & Entertainment A/S (a)	2,351	30,169
PER Aarsleff Holding A/S	5,304	216,554
Ringkjoebing Landbobank A/S	8,462	975,596
Rockwool International A/S - A Shares	346	126,252
Rockwool International A/S - B Shares	390	166,757
Royal Unibrew A/S	13,170	1,585,845
RTX A/S (d)	2,486	63,856
Scandinavian Tobacco Group A/S - Class A	18,965	374,469
Schouw & Co. A/S	3,973	380,855
SimCorp A/S	10,560	1,243,801
Solar A/S - B Shares	1,807	178,225
SP Group A/S	288	16,373
Spar Nord Bank A/S	25,025	290,691
Sydbank A/S	17,269	515,283
Tivoli A/S (a) (d)	844	106,676
Topdanmark A/S	11,821	610,301
United International Enterprises, Ltd.	606	161,398
Zealand Pharma A/S (a)	8,489	243,796

		14,540,710

Faeroe Islands—0.0%
BankNordik P/F	628	15,703

Finland—2.3%
Aktia Bank Oyj	15,788	212,277
Alma Media Oyj	11,899	136,167
Anora Group Oyj	1,398	16,219
Apetit Oyj (d)	1,205	18,732
Aspo Oyj	7,386	91,882
Atria Oyj	3,290	40,712
BasWare Oyj (a)	2,744	102,714
Bittium Oyj (d)	8,034	54,745
Cargotec Oyj - B Shares	11,623	589,612
Caverion Oyj	25,551	199,481
Citycon Oyj (d)	21,486	171,839

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Digia Oyj	6,625	$49,204
Enento Group Oyj (a)	3,892	158,931
F-Secure Oyj	26,373	145,564
Finnair Oyj (a) (d)	272,008	212,778
Fiskars Oyj Abp	6,971	154,551
Harvia Oyj	2,955	156,176
HKScan Oyj - A Shares	6,704	14,778
Huhtamaki Oyj	26,983	1,216,685
Ilkka-Yhtyma Oyj	5,725	29,909
Kamux Corp. (d)	4,328	64,161
Kemira Oyj	28,960	444,372
Kojamo Oyj	26,601	549,561
Konecranes Oyj	16,247	650,866
Lassila & Tikanoja Oyj	8,464	133,426
Marimekko Oyj	159	12,585
Metsa Board Oyj	52,211	486,715
Multitude SE (a) (d)	2,093	12,434
Musti Group Oyj (a)	5,196	185,430
Neles Oyj	31,578	431,759
Nokian Renkaat Oyj	35,666	1,265,476
Olvi Oyj - A Shares	5,028	290,550
Oriola Oyj - A Shares	4,196	8,976
Oriola-KD Oyj - B Shares	38,525	78,974
Orion Oyj - Class A	7,619	302,541
Orion Oyj - Class B	26,553	1,050,998
Outokumpu Oyj (a)	102,277	623,857
Ponsse Oyj	3,208	147,151
QT Group Oyj (a)	3,066	511,186
Raisio Oyj - V Shares	35,039	137,693
Rapala VMC Oyj (a)	8,902	94,330
Raute Oyj - A Shares	72	1,776
Revenio Group Oyj	5,309	336,718
Sanoma Oyj	25,537	400,661
Stockmann Oyj Abp - B Shares (a) (d)	3,752	6,379
Teleste Oyj	2,149	12,784
Terveystalo Oyj	5,258	65,547
TietoEVRY Oyj	22,579	677,093
Tokmanni Group Corp.	13,877	337,009
Uponor Oyj	17,933	442,124
Vaisala Oyj - A Shares	5,709	247,544
Valmet Oyj	38,018	1,374,386
Wartsila Oyj Abp	41,303	494,604
YIT Oyj	39,980	211,494

		15,864,116

France—4.3%
ABC Arbitrage	2,865	23,208
Akka Technologies S.A. (a) (d)	4,296	236,623
AKWEL	3,301	81,985
Albioma S.A.	10,475	411,997
ALD S.A.	13,155	179,055
Altamir Amboise	9,152	253,323
Alten S.A.	6,922	1,009,198
Assystem	2,720	95,838
Aubay	2,423	135,761
Axway Software S.A.	2,132	67,660

France—(Continued)
Bastide le Confort Medical	1,345	69,855
Beneteau S.A. (a)	15,076	223,424
Bigben Interactive (d)	4,507	83,691
Boiron S.A. (d)	1,869	87,891
Bonduelle SCA	6,411	159,170
Burelle S.A.	101	78,763
Casino Guichard Perrachon S.A. (a) (d)	6,523	175,515
Catering International Services (a) (d)	541	7,801
Cegedim S.A. (a)	2,295	69,846
CGG S.A. (a)	189,243	144,887
Chargeurs S.A.	6,696	202,068
Cie des Alpes (a) (d)	8,244	140,904
Cie Plastic Omnium S.A.	18,690	477,437
Coface S.A.	31,535	397,107
Delta Plus Group	91	9,037
Derichebourg S.A. (a)	33,761	389,776
Electricite de Strasbourg S.A. (d)	329	44,551
Elior Group S.A. (a)	35,740	282,213
Elis S.A. (a)	45,575	872,897
Eramet (a)	3,022	226,647
Esso S.A. Francaise (a)	1,341	18,138
Etablissements Maurel et Prom (a)	12,067	32,055
Eurazeo S.E.	7,638	717,833
Eutelsat Communications S.A.	57,002	783,558
Exel Industries - A Shares (a)	618	57,297
Faurecia SE	25,787	1,201,798
Fleury Michon S.A. (d)	264	7,007
Fnac Darty S.A.	6,777	445,220
Gaztransport Et Technigaz S.A.	5,603	418,632
GEA (d)	165	20,642
GL Events (a) (d)	4,217	77,667
Groupe Crit	1,062	82,817
Groupe Gorge S.A.	395	6,915
Guerbet	2,188	105,707
Haulotte Group S.A. (a)	5,337	34,636
HEXAOM	1,526	80,391
ID Logistics Group (a)	796	254,219
Imerys S.A.	7,029	302,814
Infotel S.A.	130	7,463
IPSOS	13,160	597,251
Jacquet Metals S.A.	5,978	150,675
JCDecaux S.A. (a)	13,978	369,126
Kaufman & Broad S.A.	5,175	215,323
Korian S.A.	24,916	869,131
Lagardere SA (a)	13,311	350,752
Laurent-Perrier	1,255	143,948
Lectra	7,156	281,315
Linedata Services	1,348	61,593
LISI	7,422	220,252
LNA Sante S.A.	1,534	90,269
Maisons du Monde S.A.	13,951	281,663
Manitou BF S.A. (d)	3,893	130,496
Manutan International	589	51,041
Mersen S.A.	6,354	234,697
METabolic EXplorer S.A. (a) (d)	1,579	9,099
Metropole Television S.A.	8,342	173,432
Neoen S.A. (a) (d)	3,442	138,694

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Nexans S.A.	10,012	$936,746
Nexity S.A.	12,995	619,229
Nicox (a) (d)	1,834	6,680
NRJ Group	9,690	67,513
Oeneo S.A. (a) (d)	3,143	48,368
OL Groupe S.A. (a)	3,273	8,449
Onxeo S.A.	2,647	306,557
Onxeo S.A. (a) (d)	8,671	5,476
Onxeo S.A. (a)	4,566	2,885
Pharmagest Interactive	334	36,851
Plastiques Du Val De Loire (d)	1,576	10,225
Quadient SAS	15,239	366,485
Rallye S.A. (a) (d)	9,791	66,154
Recylex S.A. (a) (b) (c) (d)	3,335	1,339
Rexel S.A. (a)	86,695	1,668,191
Robertet S.A.	143	164,445
Rothschild & Co.	6,708	288,691
Rubis SCA	22,815	790,225
Samse S.A. (d)	107	25,136
Savencia S.A.	1,728	125,679
SCOR SE	34,633	992,620
Seche Environnement S.A.	1,380	104,435
Societe BIC S.A.	7,557	444,871
Societe pour l’Informatique Industrielle	1,887	81,590
Societe Television Francaise 1	17,932	175,596
Soitec (a)	5,864	1,272,773
Solocal Group (a) (d)	33,527	67,629
Somfy S.A.	2,415	437,062
Sopra Steria Group	4,903	909,702
SPIE S.A.	34,853	789,617
STEF S.A.	1,145	129,076
Sword Group	1,089	50,334
Synergie SE	3,366	150,139
Technicolor S.A. (a)	3,270	11,045
Technip Energies NV (a)	7,916	124,169
Thermador Groupe	2,148	226,518
Tikehau Capital SCA	3,923	117,477
Total Gabon	324	50,200
Trigano S.A.	2,956	555,190
Union Financiere de France BQE S.A.	1,257	24,254
Valeo	4,501	125,605
Vallourec S.A. (a) (d)	9,500	82,762
Verallia S.A.	5,751	198,239
Vetoquinol S.A.	1,341	200,839
Vicat S.A.	7,909	350,535
VIEL & Cie S.A.	4,205	28,391
Vilmorin & Cie S.A.	2,655	157,739
Virbac S.A.	1,006	430,453
Vranken-Pommery Monopole S.A. (a)	958	18,966
Wavestone	703	37,070

		29,551,914

Georgia—0.1%
Bank of Georgia Group plc (a)	13,336	277,415

Germany—6.8%
1&1 AG	13,864	440,001
7C Solarparken AG	12,140	52,733
Aareal Bank AG	21,487	597,394
ADVA Optical Networking SE (a)	17,098	244,705
AIXTRON SE	22,469	565,600
All for One Steeb AG	498	39,208
Allgeier SE (d)	2,942	80,734
Amadeus Fire AG	597	123,433
Atoss Software AG	1,110	229,904
Aurubis AG	10,200	772,710
Basler AG	1,220	204,026
Bauer AG (a)	4,513	57,462
BayWa AG	5,509	232,213
BayWa AG	305	16,085
Bechtle AG	906	62,157
Bertrandt AG	2,127	123,867
bet-at-home.com AG (d)	1,222	33,397
Bijou Brigitte AG (a)	1,603	43,608
Bilfinger SE	10,033	350,396
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange) (a) (d)	22,238	124,260
CANCOM SE	10,426	618,337
CECONOMY AG (a)	47,148	203,690
CENIT AG	3,413	55,333
Cewe Stiftung & Co. KGaA	1,828	244,987
Commerzbank AG (a)	55,806	371,714
CompuGroup Medical SE & Co KgaA	7,186	591,731
Corestate Capital Holding S.A. (a) (d)	4,473	58,706
CropEnergies AG	9,235	128,534
CTS Eventim AG & Co. KGaA (a)	4,862	367,886
Data Modul AG	138	9,389
Dermapharm Holding SE	2,177	210,289
Deutsche Beteiligungs AG (d)	4,577	189,963
Deutsche Euroshop AG (d)	14,792	302,114
Deutsche Lufthansa AG (a) (d)	16,094	110,735
Deutsche Pfandbriefbank AG	45,896	521,907
Deutz AG (a)	40,985	357,598
DIC Asset AG	15,921	281,328
DMG Mori AG	849	41,472
Dr. Hoenle AG (d)	2,084	97,737
Draegerwerk AG & Co. KGaA	1,062	82,518
Duerr AG	15,842	682,328
Eckert & Ziegler AG	4,645	599,649
ElringKlinger AG (a)	8,918	119,737
Encavis AG	3,963	69,455
Energiekontor AG	1,621	113,074
Evotec SE (a)	8,018	382,602
Fielmann AG	6,684	446,767
First Sensor AG	1,405	70,829
Flatexdegiro AG (a)	3,496	74,405
FORTEC Elektronik AG	253	5,682
Francotyp-Postalia Holding AG (a)	3,300	11,528
Fraport AG Frankfurt Airport Services Worldwide (a)	7,527	524,530
Freenet AG	42,208	1,107,226
Fuchs Petrolub SE	7,604	278,788
GEA Group AG	37,395	1,713,754
Gerresheimer AG (d)	9,767	958,886

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Gesco AG (a)	2,953	$85,482
GFT Technologies SE	5,130	169,403
Grammer AG (a) (d)	706	17,500
Grand City Properties S.A.	31,748	791,950
GRENKE AG (d)	338	14,479
H&R GmbH & Co. KGaA (a)	4,195	45,781
Hamburger Hafen und Logistik AG	8,624	193,702
Hawesko Holding AG	223	13,865
Heidelberger Druckmaschinen AG (a)	100,140	229,203
Hella GmbH & Co. KGaA (a)	9,008	630,595
HOCHTIEF AG	1,262	101,290
HolidayCheck Group AG (a) (d)	16,651	52,284
Hornbach Baumarkt AG	3,054	137,899
Hornbach Holding AG & Co. KGaA	3,220	417,673
Hugo Boss AG	20,336	1,226,177
Hypoport SE (a)	804	542,562
Indus Holding AG	6,490	249,449
Instone Real Estate Group SE	9,568	273,048
IVU Traffic Technologies AG	4,460	99,028
Jenoptik AG	16,935	573,213
JOST Werke AG	2,840	160,803
K&S AG (a)	59,897	971,247
Kloeckner & Co. SE (a)	28,642	358,037
Koenig & Bauer AG (a)	4,373	133,926
Krones AG (d)	4,960	485,391
KSB SE & Co. KGaA	82	41,380
KWS Saat SE	3,725	297,970
LANXESS AG	23,856	1,622,211
Leifheit AG (d)	2,964	119,604
Leoni AG (a)	12,471	196,425
LPKF Laser & Electronics AG	3,679	83,876
Manz AG (a)	1,272	72,522
Medigene AG (a) (d)	2,446	10,793
Medios AG (a)	1,070	45,346
METRO AG	25,342	329,809
MLP SE	22,156	183,650
Nagarro SE (a)	2,942	516,073
New Work SE	895	219,647
Nexus AG	5,374	444,989
Nordex SE (a) (d)	31,718	539,484
Norma Group SE	10,781	457,002
OHB SE (d)	1,607	71,152
Patrizia Immobilien AG (a)	16,379	433,817
Pfeiffer Vacuum Technology AG	1,559	332,921
PNE Wind AG (d)	13,868	120,473
Progress-Werk Oberkirch AG (a) (d)	822	27,139
ProSiebenSat.1 Media SE	59,262	1,090,516
PSI Software AG	4,019	175,631
PVA TePla AG (a) (d)	1,597	69,872
QSC AG (a)	42,643	99,501
R Stahl AG (a)	1,594	40,252
Rheinmetall AG	13,493	1,324,661
SAF-Holland SE (a)	18,418	247,777
Salzgitter AG (a)	14,950	505,445
Schaltbau Holding AG (a)	2,019	125,272
Scout24 AG	9,387	651,578
Secunet Security Networks AG	391	195,322

Germany—(Continued)
SGL Carbon SE (a) (d)	8,945	97,016
Siltronic AG (d)	6,867	1,079,673
Sirius Real Estate, Ltd.	144,492	254,552
Sixt SE (a) (d)	4,289	659,333
SMA Solar Technology AG (d)	3,992	171,724
Softing AG	3,104	22,261
Software AG	17,469	815,837
Softwareone Holding AG (a)	11,301	247,309
Stabilus S.A.	6,982	489,636
STRATEC SE	1,553	219,719
Stroeer SE & Co. KGaA	8,363	691,013
Suedzucker AG	23,765	382,351
Surteco SE	2,209	95,176
Suss Microtec AG (a)	6,216	160,507
TAG Immobilien AG	43,726	1,281,451
Takkt AG	11,656	185,205
Technotrans AG	2,573	82,564
ThyssenKrupp AG	69,360	739,132
Traffic Systems SE (d)	1,794	93,477
United Internet AG	2,575	100,197
Varta AG (d)	2,606	352,258
VERBIO Vereinigte BioEnergie AG	9,187	605,066
Vossloh AG	3,384	180,028
Wacker Chemie AG	3,316	622,292
Wacker Neuson SE	10,321	299,878
Washtec AG	3,673	231,319
Westwing Group AG (a)	1,155	43,380
Wuestenrot & Wuerttembergische AG	4,269	90,551
Zeal Network SE	2,439	115,830
zooplus AG (a)	1,414	797,754

		46,271,687

Ghana—0.1%
Tullow Oil plc (a) (d)	488,272	333,202

Greenland—0.0%
Gronlandsbanken A/S	140	13,080

Guernsey, Channel Islands—0.0%
Raven Property Group, Ltd. (a)	112,611	49,754

Hong Kong—2.1%
Aceso Life Science Group, Ltd. (a)	1,001,000	26,955
Aeon Credit Service Asia Co., Ltd.	44,000	28,485
Aidigong Maternal & Child Health, Ltd. (a)	180,000	20,712
Allied Group, Ltd.	382,000	137,475
APAC Resources, Ltd.	70,825	12,277
Apollo Future Mobility Group, Ltd. (a) (d)	348,000	22,634
Applied Development Holdings, Ltd. (a)	390,000	5,060
Asia Financial Holdings, Ltd.	172,000	71,278
Asia Standard International Group, Ltd.	296,000	32,603
Asiasec Properties, Ltd. (a)	88,000	17,577
ASM Pacific Technology, Ltd. (d)	52,000	566,272
Associated International Hotels, Ltd.	14,000	22,516
Bank of East Asia, Ltd. (The)	41,800	67,227
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Blue River Holdings, Ltd. (a) (b) (c)	428,073	$13,527
BOCOM International Holdings Co., Ltd.	117,000	26,885
Brightoil Petroleum Holdings, Ltd. (b) (c)	591,000	21,356
Build King Holdings, Ltd.	160,000	20,090
C-Mer Eye Care Holdings, Ltd. (d)	56,000	56,988
Cafe de Coral Holdings, Ltd.	106,000	193,878
Cathay Pacific Airways, Ltd. (a) (d)	168,000	141,001
Century City International Holdings, Ltd. (a)	616,000	35,003
Chen Hsong Holdings	150,000	44,873
Cheuk Nang Holdings, Ltd.	108,566	38,073
Chevalier International Holdings, Ltd.	75,139	87,063
China Best Group Holding, Ltd. (a)	45,000	1,997
China Energy Development Holdings, Ltd. (a)	3,376,000	46,669
China Motor Bus Co., Ltd.	4,800	65,939
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	702
China Star Entertainment, Ltd. (a)	378,000	43,775
China Strategic Holdings, Ltd. (a) (d)	4,927,500	38,424
China Tonghai International Financial, Ltd.	180,000	4,509
Chinese Estates Holdings, Ltd. (b) (c) (d)	151,000	56,252
Chinney Investment, Ltd.	8,000	1,655
Chow Sang Sang Holdings International, Ltd.	111,000	165,842
Chuang’s China Investments, Ltd.	511,500	26,306
Chuang’s Consortium International, Ltd.	382,357	41,799
CK Life Sciences International Holdings, Inc. (d)	304,000	28,420
CMBC Capital Holdings, Ltd. (d)	760,000	9,554
CNT Group, Ltd.	246,000	12,166
Convenience Retail Asia, Ltd.	36,000	3,598
Cowell e Holdings, Inc.	24,000	14,998
CSI Properties, Ltd.	2,274,023	65,259
Dah Sing Banking Group, Ltd.	139,071	126,957
Dah Sing Financial Holdings, Ltd.	45,460	135,202
Dickson Concepts International, Ltd.	87,500	45,758
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings, Ltd.	20,000	33,524
Eagle Nice International Holdings, Ltd.	80,000	48,748
EC Healthcare (d)	48,000	63,831
EcoGreen International Group, Ltd.	118,800	28,495
Emperor Capital Group, Ltd. (a)	984,000	14,621
Emperor Entertainment Hotel, Ltd.	235,000	25,920
Emperor International Holdings, Ltd.	529,250	68,638
Emperor Watch & Jewellery, Ltd.	1,520,000	34,626
Energy International Investments Holdings, Ltd. (a) (b) (c)	580,000	5,290
ENM Holdings, Ltd. (a)	412,000	31,805
Esprit Holdings, Ltd. (a) (d)	889,275	78,656
Fairwood Holdings, Ltd.	26,500	56,524
Far East Consortium International, Ltd.	391,237	132,511
First Pacific Co., Ltd.	674,000	241,748
Fosun Tourism Group (a) (d)	14,400	18,591
Freeman FinTech Corp., Ltd. (a) (b) (c)	180,000	391
G-Resources Group, Ltd. (a)	123,180	46,786
Genting Hong Kong, Ltd. (a)	162,000	11,823
Get Nice Financial Group, Ltd.	104,000	10,292
Giordano International, Ltd. (d)	446,000	85,919
Glorious Sun Enterprises, Ltd.	393,000	40,902
Gold Peak Industries Holdings, Ltd. (a)	277,714	22,405
Golden Resources Development International, Ltd.	370,000	27,432
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	858

Hong Kong—(Continued)
Great Eagle Holdings, Ltd. (d)	57,687	157,454
Guoco Group, Ltd.	1,000	11,471
Haitong International Securities Group, Ltd. (d)	735,562	194,581
Hang Lung Group, Ltd.	209,000	487,274
Hanison Construction Holdings, Ltd.	148,009	25,263
Harbour Centre Development, Ltd. (d)	88,000	77,774
HKBN, Ltd.	167,500	197,955
HKR International, Ltd.	343,680	135,735
Hon Kwok Land Investment Co., Ltd.	140,000	54,652
Hong Kong Economic Times Holdings, Ltd.	50,000	7,256
Hong Kong Ferry Holdings Co., Ltd.	39,000	27,132
Hong Kong Technology Venture Co., Ltd, (d)	81,000	114,854
Hongkong & Shanghai Hotels (The) (a) (d)	110,902	103,624
Hongkong Chinese, Ltd.	510,000	38,772
Hsin Chong Group Holdings, Ltd. (b) (c)	918,000	7,736
Hung Hing Printing Group, Ltd.	252,000	41,754
Hutchison Port Holdings Trust - Class U	1,123,200	268,454
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	81,777
Hypebeast, Ltd. (a)	127,500	16,508
Hysan Development Co., Ltd.	153,000	497,917
Imagi International Holdings, Ltd. (a)	90,112	13,073
International Housewares Retail Co., Ltd.	134,000	45,978
IPE Group, Ltd. (a)	285,000	36,981
IRC, Ltd. (a)	936,000	29,175
ITC Properties Group, Ltd. (a)	182,746	23,559
Jacobson Pharma Corp., Ltd.	90,000	7,495
Johnson Electric Holdings, Ltd.	108,873	231,420
K Wah International Holdings, Ltd.	172,000	69,308
Kader Holdings Co., Ltd. (a)	224,000	12,949
Kam Hing International Holdings, Ltd. (a)	196,000	9,442
Karrie International Holdings, Ltd.	140,000	26,398
Keck Seng Investments Hong Kong, Ltd. (a)	72,000	35,575
Kerry Logistics Network, Ltd. (d)	147,500	315,217
Kerry Properties, Ltd.	148,000	389,514
Kingmaker Footwear Holdings, Ltd.	102,000	10,744
Kingston Financial Group, Ltd. (a) (d)	162,000	8,184
Kowloon Development Co., Ltd.	124,000	137,705
Lai Sun Development Co., Ltd. (a) (d)	111,919	65,543
Lai Sun Garment International, Ltd. (a)	129,756	85,249
Lam Soon Hong Kong, Ltd.	15,000	28,684
Landing International Development, Ltd. (a)	310,800	9,568
Landsea Green Group Co., Ltd. (a)	268,000	17,976
Langham Hospitality Investments and Langham Hospitality Investments, Ltd. (a)	207,000	22,825
Lerthai Group, Ltd. (a) (b) (c)	18,000	772
Lifestyle International Holdings, Ltd. (a)	134,500	72,310
Lippo China Resources, Ltd.	2,106,000	38,074
Lippo, Ltd.	122,000	40,747
Liu Chong Hing Investment, Ltd.	78,000	76,869
Luk Fook Holdings International, Ltd. (d)	118,000	302,301
Lung Kee Bermuda Holdings	90,000	41,066
Magnificent Hotel Investment, Ltd. (a)	1,310,000	19,520
Mandarin Oriental International, Ltd. (a)	67,000	138,289
Mason Group Holdings, Ltd. (a) (d)	7,685,000	22,638
Matrix Holdings, Ltd.	36,000	12,394
Melco International Development, Ltd. (a)	165,000	192,785
Midland Holdings, Ltd. (a)	178,010	26,992

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Ming Fai International Holdings, Ltd.	145,000	$9,320
Miramar Hotel & Investment	51,000	84,297
Modern Dental Group, Ltd.	79,000	80,119
Nameson Holdings, Ltd.	130,000	8,228
National Electronic Holdings, Ltd.	182,600	24,395
Newocean Energy Holdings, Ltd. (a) (d)	398,000	16,786
Nissin Foods Co., Ltd.	30,000	23,256
NWS Holdings, Ltd.	244,000	225,401
Oriental Watch Holdings	120,484	49,837
Oshidori International Holdings, Ltd. (a)	1,068,000	69,844
Pacific Andes International Holdings, Ltd. (b) (c)	1,819,984	6,406
Pacific Andes International Holdings, Ltd. (b) (c)	214,000	0
Pacific Basin Shipping, Ltd.	1,337,000	619,171
Pacific Century Premium Developments, Ltd. (a)	49,788	3,832
Pacific Textiles Holdings, Ltd.	266,000	134,480
Paliburg Holdings, Ltd. (a)	208,000	52,918
Paradise Entertainment, Ltd. (a)	168,000	19,682
PC Partner Group, Ltd.	54,000	50,928
PCCW, Ltd.	619,582	317,809
Perfect Medical Health Management, Ltd.	108,000	81,500
Pico Far East Holdings, Ltd.	318,000	49,245
Playmates Holdings, Ltd.	460,000	46,090
PT International Development Co., Ltd. (a)	186,000	7,381
Public Financial Holdings, Ltd.	166,000	52,548
Regal Hotels International Holdings, Ltd. (a)	126,000	50,142
Regina Miracle International Holdings, Ltd.	71,000	25,104
Samson Holding, Ltd. (a)	146,000	5,243
SAS Dragon Holdings, Ltd.	140,000	82,933
SEA Holdings, Ltd. (d)	63,896	52,440
Shangri-La Asia, Ltd. (a)	220,000	174,248
Shun Ho Property Investments, Ltd. (a)	21,615	3,249
Shun Tak Holdings, Ltd. (a)	379,500	101,428
Sing Tao News Corp., Ltd.	212,000	21,908
Singamas Container Holdings, Ltd. (d)	506,000	57,632
SmarTone Telecommunications Holdings, Ltd.	124,888	70,628
Soundwill Holdings, Ltd.	41,500	41,480
South China Holdings Co., Ltd. (a)	1,240,000	14,495
Stella International Holdings, Ltd.	141,000	181,022
Sun Hung Kai & Co., Ltd.	153,440	78,872
SUNeVision Holdings, Ltd.	176,000	165,441
TAI Cheung Holdings, Ltd.	192,000	115,653
Tan Chong International, Ltd.	63,000	16,428
Tao Heung Holdings, Ltd.	204,000	23,873
Television Broadcasts, Ltd. (a) (d)	97,700	77,047
Texwinca Holdings, Ltd.	300,000	61,573
TK Group Holdings, Ltd.	62,000	23,162
Tradelink Electronic Commerce, Ltd.	256,000	37,101
Transport International Holdings, Ltd.	62,602	109,051
United Laboratories International Holdings, Ltd. (The)	241,000	159,884
Untrade Burwill (b) (c)	1,566,000	2,675
Untrade MH Development NPV (b) (c)	124,000	3,464
Up Energy Development Group, Ltd. (a) (b) (c)	92,000	286
Upbest Group, Ltd.	16,000	1,706
Value Partners Group, Ltd.	190,000	95,584
Valuetronics Holdings, Ltd.	89,790	37,410
Vedan International Holdings, Ltd.	296,000	27,377
Vitasoy International Holdings, Ltd. (d)	162,000	410,168

Hong Kong—(Continued)
VPower Group International Holdings, Ltd. (d)	53,000	11,352
VSTECS Holdings, Ltd.	231,200	207,382
VTech Holdings, Ltd.	42,200	307,104
Wai Kee Holdings, Ltd.	54,000	25,335
Wang On Group, Ltd.	2,200,000	19,583
Wealthking Investments, Ltd. (a)	284,000	29,152
Wing On Co. International, Ltd. (d)	46,000	103,242
Wing Tai Properties, Ltd. (d)	210,000	108,216
YGM Trading, Ltd.	46,000	11,759
Yue Yuen Industrial Holdings, Ltd. (a) (d)	164,000	332,389
Yunfeng Financial Group, Ltd. (a) (d)	34,000	9,624
Zhaobangji Properties Holdings, Ltd. (a)	184,000	10,526

		14,479,031

India—0.0%
Rhi Magnesita NV	3,120	135,944

Ireland—0.6%
AIB Group plc (a)	25,577	68,971
Bank of Ireland Group plc (a)	218,559	1,288,223
C&C Group plc (a)	120,783	379,485
Cairn Homes plc (a)	135,193	177,411
COSMO Pharmaceuticals NV (a) (d)	515	44,497
Dalata Hotel Group plc (a)	2,833	13,324
Datalex plc (a)	5,495	4,607
FBD Holdings plc (a)	10,350	92,643
Glanbia plc	54,184	891,773
Glenveagh Properties plc (a)	68,799	88,025
Greencore Group plc (a)	159,206	302,290
Hostelworld Group plc (a)	16,696	18,447
Irish Continental Group plc (a)	33,406	166,786
Keywords Studios plc (a)	4,578	179,752
Permanent TSB Group Holdings plc (a)	15,086	25,324

		3,741,558

Isle of Man—0.0%
Hansard Global plc	2,566	1,900
Strix Group plc	35,085	161,287

		163,187

Israel—1.5%
Adgar Investment and Development, Ltd.	7,358	15,724
Afcon Holdings, Ltd.	771	47,064
AFI Properties, Ltd. (a)	4,055	210,056
Africa Israel Residences, Ltd.	880	46,571
Airport City, Ltd. (a)	2,104	37,786
Allot, Ltd. (a)	10,216	151,973
Alrov Properties and Lodgings, Ltd. (a)	2,780	130,754
Arad, Ltd.	2,224	32,718
Ashtrom Group, Ltd.	11,984	275,539
Atreyu Capital Markets, Ltd.	2,021	35,322
AudioCodes, Ltd.	3,319	107,989
Avgol Industries 1953, Ltd. (a)	27,883	22,242
Azorim-Investment Development & Construction Co., Ltd. (a)	31,528	134,314
Bet Shemesh Engines Holdings, Ltd. (a)	2,139	46,344

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
BioLine RX, Ltd. (a)	1	$0
Blue Square Real Estate, Ltd.	1,940	144,517
Camtek, Ltd. (a)	5,058	211,819
Carasso Motors, Ltd.	5,984	31,924
Cellcom Israel, Ltd. (a)	24,928	86,944
Ceragon Networks, Ltd. (a) (d)	14,799	51,649
Clal Insurance Enterprises Holdings, Ltd. (a)	9,289	198,222
Compugen, Ltd. (a)	1,588	9,520
Danel Adir Yeoshua, Ltd.	1,759	342,806
Delek Automotive Systems, Ltd.	12,832	162,800
Delta-Galil Industries, Ltd.	3,185	158,564
Dor Alon Energy in Israel, Ltd.	2,364	65,964
Duniec Brothers, Ltd.	915	43,043
Electra Consumer Products 1970, Ltd.	3,289	159,840
Electra Real Estate, Ltd.	6,750	100,394
Electra, Ltd.	591	371,416
Energix-Renewable Energies, Ltd.	15,134	63,658
Enlight Renewable Energy, Ltd. (a)	171,226	370,224
Equital, Ltd. (a)	8,196	231,141
FMS Enterprises Migun, Ltd.	1,295	41,122
Formula Systems 1985, Ltd.	3,277	319,539
Fox Wizel, Ltd.	2,684	337,038
Gav-Yam Lands Corp., Ltd.	31,000	315,371
Gilat Satellite Networks, Ltd.	9,844	86,874
Hadera Paper, Ltd.	1,104	80,327
Harel Insurance Investments & Financial Services, Ltd.	31,928	328,687
Hilan, Ltd.	4,492	252,789
IDI Insurance Co., Ltd.	2,662	93,577
IES Holdings, Ltd.	569	47,028
Inrom Construction Industries, Ltd.	22,474	111,428
Isracard, Ltd.	9,450	39,310
Israel Canada T.R., Ltd.	36,696	158,623
Israel Land Development Co., Ltd. (The)	3,950	48,926
Isras Investment Co., Ltd.	541	121,685
Issta Lines, Ltd. (a)	1,175	24,172
Kamada, Ltd. (a)	11,729	62,034
Kerur Holdings, Ltd.	2,088	60,541
Klil Industries, Ltd.	315	28,504
Levinstein Properties, Ltd.	1,208	27,714
M Yochananof & Sons, Ltd.	403	29,005
Magic Software Enterprises, Ltd.	9,462	187,664
Malam - Team, Ltd.	3,350	108,672
Matrix IT, Ltd.	10,787	287,541
Maytronics, Ltd.	2,884	68,067
Mediterranean Towers, Ltd.	28,011	86,368
Mega Or Holdings, Ltd.	4,941	183,188
Mehadrin, Ltd. (a)	108	4,835
Meitav Dash Investments, Ltd.	8,613	42,123
Menora Mivtachim Holdings, Ltd.	8,846	181,721
Migdal Insurance & Financial Holding, Ltd. (a)	94,179	137,689
Mivtach Shamir Holdings, Ltd.	1,966	63,581
Mizrahi Tefahot Bank, Ltd.	1	31
Naphtha Israel Petroleum Corp., Ltd. (a)	14,775	71,736
Nawi Brothers, Ltd.	4,888	39,811
Neto ME Holdings, Ltd.	788	37,160
Novolog, Ltd.	32,840	29,747
NR Spuntech Industries, Ltd.	3,848	10,222

Israel—(Continued)
Oil Refineries, Ltd. (a)	418,554	94,220
One Software Technologies, Ltd.	9,000	145,230
Partner Communications Co., Ltd. (a)	36,424	169,198
Paz Oil Co., Ltd. (a)	2,185	236,907
Perion Network, Ltd. (a)	3,139	54,191
Phoenix Holdings, Ltd. (The)	1,665	18,939
Plasson Industries, Ltd.	1,078	75,697
Plus500, Ltd.	25,321	471,667
Priortech, Ltd. (a)	2,244	72,644
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	157,672
Sano-Brunos Enterprises, Ltd.	46	4,887
Scope Metals Group, Ltd.	1,844	81,616
Shikun & Binui, Ltd. (a)	1	3
Shufersal, Ltd.	11,289	91,492
Summit Real Estate Holdings, Ltd. (a)	8,001	140,048
Suny Cellular Communication, Ltd.	16,495	7,173
Tadiran Group, Ltd.	855	103,508
Telsys	297	12,695
Tera Light, Ltd. (a)	8,846	27,466
Victory Supermarket Chain, Ltd.	589	12,255
YH Dimri Construction & Development, Ltd.	1,750	125,159

		10,355,958

Italy—3.4%
A2A S.p.A.	414,700	850,370
ACEA S.p.A.	15,403	329,002
Aeffe S.p.A. (a)	11,359	26,029
Anima Holding S.p.A.	92,515	441,330
Aquafil S.p.A. (a)	3,537	29,108
Arnoldo Mondadori Editore S.p.A. (a)	54,123	113,142
Ascopiave S.p.A.	19,908	80,067
Autogrill S.p.A. (a)	15,447	125,844
Autostrade Meridionali S.p.A.	777	25,341
Avio S.p.A. (d)	6,077	76,358
Azimut Holding S.p.A.	30,627	840,213
Banca Carige S.p.A. (a)	156	122
Banca Farmafactoring S.p.A.	40,885	397,224
Banca Generali S.p.A. (a)	14,585	639,642
Banca IFIS S.p.A.	7,714	149,507
Banca Mediolanum S.p.A.	36,498	394,875
Banca Popolare dell’Emilia Romagna SC	310,312	693,797
Banca Popolare di Sondrio Scarl	161,515	685,992
Banca Profilo S.p.A.	117,883	27,830
Banca Sistema S.p.A. (a) (d)	13,168	34,600
Banco BPM S.p.A.	456,529	1,433,967
Banco di Desio e della Brianza S.p.A.	20,306	75,255
Be Shaping The Future S.p.A	29,207	73,672
Brembo S.p.A.	14,726	185,516
Brunello Cucinelli S.p.A. (a)	9,914	543,769
Buzzi Unicem S.p.A.	30,531	697,065
Cairo Communication S.p.A.	25,255	50,131
Carel Industries S.p.A.	5,874	158,831
Cementir Holding NV	18,579	179,652
CIR SpA-Compagnie Industriali (a)	315,684	177,100
Credito Emiliano S.p.A.	23,832	166,453
d’Amico International Shipping S.A. (a)	115,150	13,169

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Danieli & C Officine Meccaniche S.p.A. (d)	4,407	$126,842
Danieli & C Officine Meccaniche S.p.A.	1,734	33,034
De’Longhi S.p.A.	17,430	626,524
DeA Capital S.p.A.	32,300	47,587
Elica S.p.A. (a)	11,044	43,440
Emak S.p.A.	23,063	46,106
Enav S.p.A. (a)	8,928	41,748
ERG S.p.A.	17,638	523,982
Esprinet S.p.A.	12,105	157,833
Eurotech S.p.A. (a) (d)	13,076	75,653
Fila S.p.A.	3,057	34,217
Fincantieri S.p.A. (a) (d)	93,136	76,582
FNM S.p.A. (a)	55,327	40,509
Geox S.p.A. (a)	34,378	41,680
Gruppo MutuiOnline S.p.A.	8,426	415,743
Hera S.p.A.	272,570	1,113,359
Illimity Bank S.p.A. (a)	1,669	26,329
IMMSI S.p.A. (a) (d)	51,196	28,872
Intek Group S.p.A. (a)	80,757	32,093
Interpump Group S.p.A.	9,206	596,301
Iren S.p.A.	217,068	644,083
Italgas S.p.A.	151,950	972,928
Italmobiliare S.p.A.	4,207	143,788
IVS Group S.A. (a)	3,278	23,114
Juventus Football Club S.p.A. (a) (d)	136,573	114,042
La Doria S.p.A.	3,877	75,477
Leonardo S.p.A. (a)	92,229	753,274
LU-VE S.p.A. (d)	1,991	49,681
Maire Tecnimont S.p.A.	42,334	164,217
Openjobmetis S.p.A. agenzia per il lavoro	1,209	16,774
OVS S.p.A. (a)	72,276	192,040
Pharmanutra S.p.A.	248	17,775
Piaggio & C S.p.A.	60,717	209,536
Pirelli & C S.p.A.	101,331	593,529
Prima Industrie S.p.A. (a)	1,853	38,910
RAI Way S.p.A.	24,727	148,969
Reno de Medici S.p.A.	46,743	77,928
Reply S.p.A.	6,572	1,210,695
Rizzoli Corriere Della Sera Mediagroup S.p.A.	39,016	30,513
Sabaf S.p.A.	3,059	73,891
Safilo Group S.p.A. (a) (d)	12,212	20,293
Saipem S.p.A. (a) (d)	197,655	484,953
Salvatore Ferragamo S.p.A. (a) (d)	4,963	101,043
Saras S.p.A. (a)	169,450	164,732
Servizi Italia S.p.A. (a)	1,701	4,175
Sesa S.p.A.	2,065	373,237
Societa Cattolica Di Assicurazione SPA (a)	1,859	15,189
Sogefi S.p.A. (a) (d)	24,822	37,128
SOL S.p.A.	11,001	240,267
Tamburi Investment Partners S.p.A.	38,251	405,515
Technogym S.p.A.	31,905	357,705
Tinexta S.p.A.	6,919	289,391
Tod’s S.p.A. (a) (d)	3,369	178,781
TXT e-solutions S.p.A.	2,997	30,267
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unieuro S.p.A.	3,192	69,727

Italy—(Continued)
Unipol Gruppo Finanziario S.p.A.	133,549	780,814
UnipolSai Assicurazioni S.p.A.	33,327	93,627
Webuild S.p.A. (d)	70,140	178,857
Webuild S.p.A. (a) (d)	6,346	0
Zignago Vetro S.p.A.	6,769	133,465

		23,353,737

Japan—23.2%
77 Bank, Ltd. (The) (d)	17,700	201,859
A&A Material Corp.	1,200	10,810
A&D Co., Ltd. (d)	6,000	56,433
Access Co., Ltd. (a)	2,800	24,946
Achilles Corp.	4,800	57,953
Ad-sol Nissin Corp. (d)	1,900	39,364
Adastria Co., Ltd.	8,040	147,779
ADEKA Corp.	26,900	607,334
Advan Group Co., Ltd.	6,700	58,724
Advance Create Co., Ltd. (d)	1,600	15,161
Advanex, Inc.	900	10,671
Advantage Risk Management Co., Ltd.	1,300	12,275
Adventure, Inc. (d)	600	48,268
Aeon Delight Co., Ltd.	6,200	197,073
Aeon Fantasy Co., Ltd.	2,400	46,540
AEON Financial Service Co., Ltd.	7,200	91,979
Aeon Hokkaido Corp.	4,800	53,462
Aeria, Inc. (a)	2,200	8,745
AFC-HD AMS Life Science Co., Ltd. (d)	1,900	20,814
Ahresty Corp. (d)	9,200	37,882
Ai Holdings Corp.	10,200	216,477
Aica Kogyo Co., Ltd.	5,900	202,109
Aichi Bank, Ltd. (The)	2,600	83,880
Aichi Corp. (d)	10,800	73,907
Aichi Steel Corp.	3,200	76,391
Aichi Tokei Denki Co., Ltd. (d)	1,000	42,740
Aida Engineering, Ltd.	16,900	159,292
Aiful Corp.	106,300	358,271
Ain Holdings, Inc. (d)	5,800	358,926
Ainavo Holdings Co., Ltd.	1,100	10,077
Aiphone Co., Ltd.	3,800	82,212
Airport Facilities Co., Ltd. (d)	7,500	40,616
Aisan Industry Co., Ltd. (d)	10,400	78,483
Aizawa Securities Co., Ltd. (d)	11,000	98,944
Ajis Co., Ltd.	500	14,465
Akatsuki Corp. (d)	8,100	27,009
Akatsuki, Inc.	1,500	43,136
Akebono Brake Industry Co., Ltd. (a)	17,400	34,093
Akita Bank, Ltd. (The) (d)	4,100	53,559
Albis Co., Ltd. (d)	1,600	34,166
Alconix Corp. (d)	6,400	92,683
Alinco, Inc.	4,600	42,135
Alleanza Holdings Co., Ltd.	1,400	17,828
Alpen Co., Ltd.	4,800	132,645
Alpha Corp. (d)	2,200	25,154
Alpha Systems, Inc.	140	5,324
Alps Alpine Co., Ltd. (d)	32,300	350,870
Alps Logistics Co., Ltd. (d)	6,000	55,884

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Altech Corp. (d)	4,520	$83,384
Amano Corp.	14,400	370,114
Amiyaki Tei Co., Ltd.	1,100	28,888
Amuse, Inc.	2,800	59,638
Anabuki Kosan, Inc. (d)	800	14,791
Anest Iwata Corp. (d)	10,400	86,801
Anicom Holdings, Inc.	8,800	74,668
Anritsu Corp. (d)	26,600	476,016
Aohata Corp. (a)	500	11,837
AOI Electronics Co., Ltd.	1,100	23,726
AOKI Holdings, Inc.	12,500	81,225
Aomori Bank, Ltd. (The) (d)	6,100	117,282
Aoyama Trading Co., Ltd. (a) (d)	14,500	110,027
Aoyama Zaisan Networks Co., Ltd.	2,800	25,803
Aozora Bank, Ltd. (d)	8,000	196,014
Apaman Co., Ltd.	2,100	10,217
Arakawa Chemical Industries, Ltd.	4,600	50,780
Arata Corp. (d)	4,200	165,965
Arcland Service Holdings Co., Ltd.	4,000	85,969
Arcs Co., Ltd. (d)	13,364	271,243
Arealink Co., Ltd.	3,100	40,531
Argo Graphics, Inc.	4,800	142,913
Arisawa Manufacturing Co., Ltd.	10,600	84,798
ARTERIA Networks Corp.	1,900	28,058
Artiza Networks, Inc.	1,800	21,751
Artnature, Inc. (d)	5,000	32,580
ArtSpark Holdings, Inc.	6,900	56,741
Aruhi Corp. (d)	2,500	29,210
Asahi Broadcasting Corp.	2,400	15,928
Asahi Co., Ltd.	4,500	53,792
Asahi Diamond Industrial Co., Ltd.	17,700	107,422
Asahi Holdings, Inc.	19,200	345,404
Asahi Intelligence Service Co., Ltd.	100	1,242
Asahi Kogyosha Co., Ltd. (d)	1,200	37,004
Asahi Net, Inc. (d)	5,000	34,416
Asahi Printing Co., Ltd.	400	3,144
ASAHI YUKIZAI Corp. (d)	5,000	66,228
Asahipen Corp.	400	6,636
Asante, Inc. (d)	2,300	36,726
Asanuma Corp.	2,400	98,960
Asax Co., Ltd.	5,400	35,263
Ashimori Industry Co., Ltd. (a)	1,600	14,796
Asia Pile Holdings Corp.	3,800	16,395
ASKA Pharmaceutical Holdings Co., Ltd.	7,500	72,189
ASKUL Corp.	7,500	109,086
Astena Holdings Co., Ltd.	9,000	51,719
Atrae, Inc. (a)	2,400	50,443
Atsugi Co., Ltd. (a)	6,100	35,243
Aucnet, Inc.	2,700	54,568
Autobacs Seven Co., Ltd. (d)	20,400	271,876
Avant Corp.	5,800	80,086
Avantia Co., Ltd. (d)	3,000	23,996
Avex, Inc.	6,700	89,711
Awa Bank, Ltd. (The) (d)	10,300	201,884
Axell Corp.	3,800	25,331
Axial Retailing, Inc.	5,100	173,268
Axyz Co., Ltd.	500	14,501

Japan—(Continued)
Bando Chemical Industries, Ltd. (d)	12,000	99,496
Bank of Iwate, Ltd. (The) (d)	5,400	83,135
Bank of Kochi, Ltd. (The)	1,600	11,867
Bank of Nagoya, Ltd. (The) (d)	4,200	99,635
Bank of Okinawa, Ltd. (The) (a) (b) (c) (d)	7,360	184,570
Bank of Saga, Ltd. (The)	5,100	67,185
Bank of the Ryukyus, Ltd. (d)	15,800	110,619
Baroque Japan, Ltd.	3,100	24,795
Beauty Garage, Inc.	800	25,725
Belc Co., Ltd.	2,800	145,698
Bell System24 Holdings, Inc. (d)	8,200	122,426
Belluna Co., Ltd. (d)	16,800	127,176
Benesse Holdings, Inc.	13,000	294,004
BeNEXT Group, Inc.	14,253	166,834
Bengo4.com, Inc. (a)	1,400	80,577
Bic Camera, Inc. (d)	14,300	136,249
Bike O & Co., Ltd. (d)	1,600	20,273
BML, Inc.	7,200	273,412
Bookoff Group Holdings, Ltd. (d)	3,500	31,038
Bourbon Corp. (d)	2,100	45,562
BP Castrol KK	2,600	32,673
Br Holdings Corp. (d)	7,400	30,869
BrainPad, Inc. (a)	1,100	58,666
Broadleaf Co., Ltd. (d)	24,600	126,432
Bull-Dog Sauce Co., Ltd. (d)	1,200	25,322
Bunka Shutter Co., Ltd.	19,000	192,534
Business Brain Showa-Ota, Inc. (d)	2,600	41,634
Business Engineering Corp.	400	12,089
C Uyemura & Co., Ltd.	4,800	194,755
C.I. Takiron Corp.	16,300	92,785
CAC Holdings Corp.	4,400	65,156
Can Do Co., Ltd. (d)	2,900	49,608
Canare Electric Co., Ltd.	800	12,204
Canon Electronics, Inc.	6,000	89,808
Carenet, Inc.	3,600	44,943
Carlit Holdings Co., Ltd.	7,300	57,408
Casa, Inc.	1,000	8,817
Cawachi, Ltd.	4,000	81,145
CDS Co., Ltd.	700	10,413
CellSource Co., Ltd. (a)	200	34,216
Central Automotive Products, Ltd.	3,000	81,708
Central Glass Co., Ltd. (d)	10,900	203,734
Central Security Patrols Co., Ltd.	2,300	59,938
Central Sports Co., Ltd. (d)	2,400	55,605
Ceres, Inc.	1,600	37,132
Charm Care Corp. (d)	3,800	61,080
Chiba Kogyo Bank, Ltd. (The)	16,000	40,206
Chilled & Frozen Logistics Holdings Co., Ltd. (d)	2,800	42,353
Chino Corp.	2,700	36,040
Chiyoda Co., Ltd.	5,800	44,153
Chiyoda Corp. (a) (d)	27,400	96,101
Chiyoda Integre Co., Ltd.	3,900	71,414
Chodai Co., Ltd. (a) (b) (c) (d)	1,400	28,152
Chofu Seisakusho Co., Ltd.	5,700	107,662
Chori Co., Ltd. (d)	4,300	73,456
Chubu Shiryo Co., Ltd.	6,800	69,694
Chudenko Corp. (d)	8,200	166,720

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chuetsu Pulp & Paper Co., Ltd.	1,900	$20,580
Chugai Ro Co., Ltd.	1,400	22,339
Chugoku Bank, Ltd. (The) (d)	36,700	281,185
Chugoku Marine Paints, Ltd. (d)	13,000	97,700
Chukyo Bank, Ltd. (The)	3,900	48,500
Chuo Gyorui Co., Ltd. (d)	200	5,233
Chuo Spring Co., Ltd. (d)	4,300	42,526
Citizen Watch Co., Ltd. (d)	83,700	385,840
CKD Corp.	8,900	189,925
Cleanup Corp.	7,300	38,022
CMIC Holdings Co., Ltd. (d)	3,900	52,393
CMK Corp. (a) (d)	15,500	59,962
Cocokara fine, Inc. (a)	5,100	387,447
COLOPL, Inc. (a) (d)	1,600	11,533
Colowide Co., Ltd. (d)	400	6,300
Como Co., Ltd.	400	9,531
Computer Engineering & Consulting, Ltd.	8,200	95,659
Computer Institute of Japan, Ltd. (d)	3,400	26,080
Comture Corp.	5,900	164,280
CONEXIO Corp. (d)	4,600	63,809
Core Corp.	2,500	35,610
Corona Corp.	4,400	36,017
Cosel Co., Ltd.	8,100	69,245
Cosmo Energy Holdings Co., Ltd.	18,100	411,566
Cosmos Initia Co., Ltd.	3,500	13,701
Cota Co., Ltd. (d)	4,525	67,263
Create Medic Co., Ltd.	1,800	15,853
Create Restaurants Holdings, Inc. (a) (d)	13,300	118,383
Create SD Holdings Co., Ltd.	4,100	137,883
Credit Saison Co., Ltd.	9,100	119,877
Creek & River Co., Ltd.	3,900	64,211
Cresco, Ltd.	4,000	72,596
CTI Engineering Co., Ltd.	3,900	91,638
CTS Co., Ltd. (d)	7,700	55,608
Cube System, Inc. (d)	2,500	23,180
Curves Holdings Co., Ltd.	1,800	14,946
Cyber Com Co., Ltd.	1,100	12,781
Cybozu, Inc. (d)	5,300	115,470
Dai Nippon Toryo Co., Ltd.	7,800	60,771
Dai-Dan Co., Ltd. (d)	4,600	109,359
Daibiru Corp.	16,100	237,541
Daicel Corp.	37,100	288,903
Daido Kogyo Co., Ltd.	2,000	20,063
Daido Metal Co., Ltd.	13,400	73,924
Daido Steel Co., Ltd. (d)	7,600	323,150
Daidoh, Ltd. (a)	10,800	16,561
Daihatsu Diesel Manufacturing Co., Ltd.	6,700	38,580
Daihen Corp.	5,600	246,797
Daiho Corp.	4,200	143,668
Daiichi Jitsugyo Co., Ltd. (d)	2,800	124,677
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	69,923
Daiichikosho Co., Ltd. (d)	4,100	152,107
Daiken Corp.	4,100	86,185
Daiken Medical Co., Ltd.	4,400	24,291
Daiki Aluminium Industry Co., Ltd. (d)	9,000	133,070
Daiki Axis Co., Ltd.	1,300	11,100
Daiko Denshi Tsushin, Ltd.	1,300	6,092

Japan—(Continued)
Daikoku Denki Co., Ltd.	2,700	30,579
Daikokutenbussan Co., Ltd. (d)	1,300	76,344
Daikyonishikawa Corp. (d)	11,600	67,817
Dainichi Co., Ltd.	4,100	28,752
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	98,494
Daiohs Corp. (a) (d)	900	8,549
Daiseki Co., Ltd.	12,839	561,122
Daishi Hokuetsu Financial Group, Inc.	10,300	234,390
Daishinku Corp. (d)	2,600	91,532
Daisue Construction Co., Ltd. (d)	2,300	20,128
Daito Bank, Ltd. (The)	5,200	31,701
Daito Pharmaceutical Co., Ltd.	3,960	118,909
Daitron Co., Ltd.	2,400	49,137
Daiwa Industries, Ltd. (d)	11,000	123,007
Daiwabo Holdings Co., Ltd. (d)	26,000	418,709
DATA HORIZON Co., Ltd. (d)	900	17,057
DCM Holdings Co., Ltd.	33,100	321,006
Dear Life Co., Ltd.	7,500	32,381
Delica Foods Holdings Co., Ltd. (d)	600	3,510
DeNA Co., Ltd.	18,400	341,526
Densan System Holdings Co., Ltd.	1,700	43,289
Denyo Co., Ltd.	4,800	92,421
Dexerials Corp.	15,300	301,315
DIC Corp.	12,100	342,316
Digital Arts, Inc. (d)	2,900	235,002
Digital Garage, Inc.	7,400	339,348
Digital Holdings, Inc. (d)	1,300	21,597
Digital Information Technologies Corp.	2,100	36,522
Dip Corp.	7,700	293,155
DKK Co., Ltd.	3,300	75,334
DKS Co., Ltd.	2,800	80,994
DMG Mori Co., Ltd.	28,400	534,186
DMW Corp.	700	22,945
Doshisha Co., Ltd.	7,400	116,504
Double Standard, Inc. (d)	1,400	46,039
Doutor Nichires Holdings Co., Ltd. (d)	7,600	120,127
Dowa Holdings Co., Ltd.	7,700	303,795
Drecom Co., Ltd. (a) (d)	2,700	12,607
DTS Corp.	11,700	269,408
Duskin Co., Ltd.	12,500	291,418
DyDo Group Holdings, Inc.	3,200	162,611
Dynic Corp. (d)	3,200	22,513
E-Guardian, Inc. (d)	2,400	64,791
Eagle Industry Co., Ltd.	7,800	86,503
Earth Corp.	3,100	188,844
EAT&Holdings Co., Ltd.	1,400	29,677
Ebara Foods Industry, Inc. (d)	700	15,829
Ebara Jitsugyo Co., Ltd.	3,000	71,420
Ebase Co., Ltd.	4,800	36,575
eBook Initiative Japan Co., Ltd. (a)	900	36,009
Eco’s Co., Ltd.	2,100	36,629
EDION Corp. (d)	22,500	212,454
Edulab, Inc. (a)	300	6,144
EF-ON, Inc. (d)	6,100	46,637
eGuarantee, Inc.	8,200	182,322
Ehime Bank, Ltd. (The)	11,400	80,553
Eidai Co., Ltd. (d)	10,000	26,889

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Eiken Chemical Co., Ltd.	7,500	$141,282
Eizo Corp.	4,400	168,292
Elan Corp.	8,200	95,319
Elecom Co., Ltd.	8,000	128,309
Elematec Corp. (d)	6,800	69,345
en-japan, Inc.	6,500	233,016
Endo Lighting Corp. (d)	2,600	23,674
Enigmo, Inc. (d)	6,400	70,701
Enplas Corp. (d)	2,500	70,506
Enshu, Ltd. (d)	2,300	15,830
Entrust, Inc.	1,500	10,173
eRex Co., Ltd.	8,000	178,398
ES-Con Japan, Ltd.	2,500	18,114
Escrow Agent Japan, Inc.	5,100	10,182
Eslead Corp. (d)	2,700	40,396
ESPEC Corp.	6,500	137,319
Exedy Corp.	9,100	139,503
Ezaki Glico Co., Ltd. (a)	2,500	95,119
F&M Co., Ltd. (d)	1,600	21,974
F-Tech, Inc.	6,000	33,282
Faith, Inc. (d)	2,680	17,393
FALCO HOLDINGS Co., Ltd.	3,100	52,413
FAN Communications, Inc.	11,700	47,454
FCC Co., Ltd. (d)	10,500	148,156
FDK Corp. (a) (d)	3,600	35,760
Feed One Co., Ltd.	8,276	55,914
Ferrotec Holdings Corp.	10,400	292,488
FFRI Security, Inc. (a)	1,000	16,340
Fibergate, Inc.	1,800	24,391
FIDEA Holdings Co., Ltd. (d)	6,251	71,025
Fields Corp.	6,000	29,170
FINDEX, Inc.	3,900	34,858
First Bank of Toyama, Ltd. (The) (d)	10,700	28,361
First Brothers Co., Ltd.	900	8,604
First Juken Co., Ltd.	1,600	19,096
First-corp, Inc.	1,600	11,341
Fixstars Corp.	2,700	19,093
FJ Next Co., Ltd.	3,800	35,527
Focus Systems Corp.	2,900	26,259
Forval Corp.	1,900	19,768
Foster Electric Co., Ltd.	7,400	61,437
France Bed Holdings Co., Ltd.	9,300	77,168
Freebit Co., Ltd.	2,100	22,652
Freund Corp.	2,400	19,750
FTGroup Co., Ltd.	1,500	17,445
Fudo Tetra Corp. (d)	6,030	97,409
Fuji Co., Ltd.	6,700	131,005
Fuji Corp.	15,100	386,447
Fuji Corp., Ltd. (d)	8,600	56,185
Fuji Corp/Miyagi	1,200	13,277
Fuji Kyuko Co., Ltd.	2,000	85,885
Fuji Media Holdings, Inc.	1,700	18,012
Fuji Oil Co., Ltd. (d)	21,100	51,175
Fuji Oil Holdings, Inc. (d)	9,500	222,970
Fuji Pharma Co., Ltd. (d)	4,600	48,230
Fuji Seal International, Inc.	12,100	262,087
Fuji Soft, Inc.	4,900	257,257

Japan—(Continued)
Fujibo Holdings, Inc.	3,300	125,114
Fujicco Co., Ltd. (d)	6,500	112,907
Fujikura Composites, Inc. (d)	5,800	40,323
Fujikura Kasei Co., Ltd. (d)	9,500	46,729
Fujikura, Ltd. (a)	76,500	452,637
Fujimi, Inc.	2,500	144,416
Fujimori Kogyo Co., Ltd.	4,900	213,048
Fujisash Co., Ltd.	24,500	16,941
Fujishoji Co., Ltd. (d)	1,300	10,848
Fujitec Co., Ltd.	9,600	223,881
Fujiya Co., Ltd.	3,300	71,980
FuKoKu Co., Ltd.	5,100	48,336
Fukuda Corp.	2,100	94,867
Fukuda Denshi Co., Ltd.	2,100	182,846
Fukui Bank, Ltd. (The)	5,400	75,969
Fukui Computer Holdings, Inc.	2,700	104,799
Fukushima Bank, Ltd. (The) (a)	11,200	25,802
Fukushima Galilei Co., Ltd.	3,800	168,617
Fukuyama Transporting Co., Ltd. (d)	3,200	139,696
FULLCAST Holdings Co., Ltd. (d)	5,400	109,898
Funai Soken Holdings, Inc.	10,370	282,040
Furukawa Battery Co., Ltd. (The)	5,000	68,156
Furukawa Co., Ltd.	10,500	115,104
Furukawa Electric Co., Ltd.	20,900	455,960
Furuno Electric Co., Ltd.	8,400	93,006
Furusato Industries, Ltd. (a) (b) (c)	3,700	79,156
Furuya Metal Co., Ltd. (d)	400	31,071
Furyu Corp.	4,300	68,557
Fuso Chemical Co., Ltd.	4,600	208,469
Fuso Pharmaceutical Industries, Ltd. (d)	2,600	58,757
Futaba Corp. (d)	10,200	72,349
Futaba Industrial Co., Ltd.	19,600	83,753
Future Corp.	5,600	139,284
Fuyo General Lease Co., Ltd.	5,100	352,335
G Three Holdings Corp. (d)	600	2,262
G-7 Holdings, Inc. (d)	5,800	105,514
G-Tekt Corp.	7,700	100,570
GA Technologies Co., Ltd. (a) (d)	1,200	11,023
Gakken Holdings Co., Ltd. (d)	6,400	69,999
Gakkyusha Co., Ltd. (d)	2,800	35,142
GCA Corp.	5,800	72,322
Gecoss Corp. (d)	4,600	36,335
Genki Sushi Co., Ltd. (d)	1,600	42,685
Genky DrugStores Co., Ltd.	2,400	106,600
Geo Holdings Corp. (d)	8,100	91,459
GL Sciences, Inc.	1,300	27,703
GLOBERIDE, Inc.	5,200	182,689
Glory, Ltd.	13,000	289,716
GMO Click Holdings, Inc. (d)	8,000	61,162
GMO Cloud K.K. (d)	1,000	39,504
GMO Financial Gate, Inc.	200	59,655
GMO Pepabo, Inc. (d)	700	19,627
GNI Group, Ltd. (a) (d)	6,000	88,114
Godo Steel, Ltd.	3,500	46,953
Goldcrest Co., Ltd.	6,230	94,349
Golf Digest Online, Inc.	900	10,936
Good Com Asset Co., Ltd.	1,600	20,722

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Grace Technology, Inc.	5,400	$48,244
Grandy House Corp.	3,600	15,908
Gree, Inc. (d)	31,100	171,339
GS Yuasa Corp. (d)	14,800	335,879
GSI Creos Corp. (d)	3,600	34,354
Gumi, Inc. (d)	4,700	34,027
Gun-Ei Chemical Industry Co., Ltd.	1,800	51,479
GungHo Online Entertainment, Inc.	10,500	192,804
Gunma Bank, Ltd. (The) (d)	84,300	270,283
Gunze, Ltd.	4,800	187,580
H-One Co., Ltd. (d)	6,000	39,285
H.U. Group Holdings, Inc.	14,400	389,502
H2O Retailing Corp. (d)	24,100	208,986
HABA Laboratories, Inc.	700	20,045
Hachijuni Bank, Ltd. (The) (d)	58,700	209,272
Hagihara Industries, Inc.	4,000	60,057
Hagiwara Electric Holdings Co., Ltd. (d)	1,800	35,637
Hakudo Co., Ltd. (d)	2,400	66,990
Hakuto Co., Ltd.	4,900	80,099
Halows Co., Ltd.	1,100	27,861
Hamakyorex Co., Ltd.	5,600	169,043
Hamee Corp. (d)	1,800	22,470
Handsman Co., Ltd.	800	12,417
Hanwa Co., Ltd.	10,000	310,132
Happinet Corp. (d)	5,000	67,431
Hard Off Corp. Co., Ltd.	3,700	26,139
Harima Chemicals Group, Inc. (d)	4,300	35,022
Haruyama Holdings, Inc.	5,400	28,882
Hazama Ando Corp. (d)	54,490	391,325
Hearts United Group Co., Ltd.	2,600	46,651
Heiwa Corp. (d)	9,800	183,853
Heiwa Real Estate Co., Ltd.	11,900	412,330
Heiwado Co., Ltd. (d)	8,700	169,634
Helios Techno Holding Co., Ltd.	2,900	8,685
HI-LEX Corp.	5,500	87,333
Hibiya Engineering, Ltd.	5,800	101,784
Himaraya Co., Ltd.	2,600	28,303
Hioki EE Corp.	3,000	255,435
Hirakawa Hewtech Corp. (d)	2,000	21,493
Hirano Tecseed Co., Ltd.	500	11,679
Hirata Corp.	1,000	61,540
Hirogin Holdings, Inc. (d)	64,700	369,719
Hirose Tusyo, Inc.	300	6,201
Hiroshima Gas Co., Ltd.	7,000	24,345
Hisaka Works, Ltd. (d)	7,000	55,382
Hitachi Maxell, Ltd.	15,300	183,122
Hitachi Zosen Corp.	50,600	389,085
Hito Communications Holdings, Inc.	1,700	28,865
Hochiki Corp.	4,600	49,606
Hodogaya Chemical Co., Ltd.	1,800	84,065
Hogy Medical Co., Ltd. (d)	6,000	171,287
Hokkaido Electric Power Co., Inc. (d)	53,500	256,343
Hokkaido Gas Co., Ltd. (d)	5,400	74,891
Hokkan Holdings, Ltd.	3,300	42,507
Hokko Chemical Industry Co., Ltd.	7,000	71,136
Hokkoku Bank, Ltd. (The) (a) (b) (c) (d)	7,200	140,642
Hokuetsu Corp. (d)	29,900	183,835

Japan—(Continued)
Hokuetsu Industries Co., Ltd. (d)	7,000	62,685
Hokuhoku Financial Group, Inc.	37,300	285,598
Hokuriku Electric Industry Co., Ltd.	2,800	26,307
Hokuriku Electric Power Co. (d)	47,000	252,466
Hokuriku Electrical Construction Co., Ltd.	3,000	33,822
Hokuriku Gas Co., Ltd.	1,000	27,985
Hokuto Corp. (d)	7,100	125,261
Honda Tsushin Kogyo Co., Ltd.	6,100	25,397
Honeys Holdings Co., Ltd.	6,930	68,727
Honma Golf, Ltd.	27,000	11,153
Hoosiers Holdings Co., Ltd. (d)	8,000	48,508
Hoshi Iryo-Sanki Co., Ltd. (d)	300	10,905
Hosiden Corp. (d)	16,400	141,533
Hosokawa Micron Corp. (d)	4,400	138,079
Hotland Co., Ltd. (a) (d)	3,200	39,845
Hotto Link, Inc. (a)	800	4,219
House Do Co., Ltd. (d)	1,400	12,883
Howa Machinery, Ltd.	4,400	32,946
Hyakugo Bank, Ltd. (The)	68,600	200,213
Hyakujushi Bank, Ltd. (The)	5,800	81,142
I’rom Group Co., Ltd. (d)	2,700	53,155
I-Net Corp.	3,520	43,249
I-O Data Device, Inc.	1,800	15,445
I-PEX, Inc.	3,100	56,465
IBJ, Inc.	4,900	49,708
Ichibanya Co., Ltd.	3,800	155,127
Ichigo, Inc.	68,700	227,090
Ichiken Co., Ltd.	1,800	31,456
Ichikoh Industries, Ltd.	9,000	48,544
Ichimasa Kamaboko Co., Ltd.	1,100	9,256
ICHINEN HOLDINGS Co., Ltd. (d)	7,400	87,122
Ichiyoshi Securities Co., Ltd.	12,600	77,546
Icom, Inc.	2,600	56,694
ID Holdings Corp. (d)	3,899	32,267
Idec Corp. (d)	7,500	148,311
IDOM, Inc. (d)	20,400	182,031
Ihara Science Corp.	1,800	33,690
Iino Kaiun Kaisha, Ltd.	23,200	107,930
IJTT Co., Ltd. (d)	9,000	48,484
Ikegami Tsushinki Co., Ltd.	2,600	18,366
Imagica Group, Inc. (a)	4,500	21,060
Imasen Electric Industrial (d)	2,000	12,526
Imuraya Group Co., Ltd. (d)	2,900	60,369
Inaba Denki Sangyo Co., Ltd. (d)	15,300	373,883
Inaba Seisakusho Co., Ltd. (d)	3,200	39,323
Inabata & Co., Ltd. (d)	13,000	201,423
Inageya Co., Ltd. (d)	800	9,847
Ines Corp. (d)	7,300	100,202
Infocom Corp.	4,500	95,678
Infomart Corp.	44,700	405,436
Information Services International-Dentsu, Ltd.	4,400	165,855
Innotech Corp.	3,900	48,222
Insource Co., Ltd.	5,600	107,834
Intage Holdings, Inc.	11,600	169,964
Intelligent Wave, Inc.	3,400	18,909
Inter Action Corp.	1,900	45,298
Internet Initiative Japan, Inc.	13,400	466,353

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
IR Japan Holdings, Ltd. (d)	2,000	$218,263
Iriso Electronics Co., Ltd. (d)	5,500	224,396
ISB Corp.	400	4,541
Ise Chemicals Corp.	1,000	34,578
Iseki & Co., Ltd. (a)	5,700	83,982
Isetan Mitsukoshi Holdings, Ltd.	9,100	68,730
Ishihara Chemical Co., Ltd. (d)	1,200	15,356
Ishihara Sangyo Kaisha, Ltd. (d)	12,200	138,682
Ishii Iron Works Co., Ltd.	900	25,001
Ishizuka Glass Co., Ltd. (a)	500	9,834
Isolite Insulating Products Co., Ltd.	2,900	20,617
Itfor, Inc. (d)	7,800	60,329
ITmedia, Inc.	1,500	30,834
Itochu Enex Co., Ltd.	17,400	156,761
Itochu-Shokuhin Co., Ltd. (d)	2,000	94,780
Itoham Yonekyu Holdings, Inc.	29,500	193,350
Itoki Corp.	15,600	54,240
Itokuro, Inc. (a)	1,900	16,745
IwaiCosmo Holdings, Inc. (d)	6,200	76,148
Iwaki Co., Ltd.	1,300	11,089
Iwasaki Electric Co., Ltd. (d)	2,500	45,455
Iwatsuka Confectionery Co., Ltd.	1,000	35,843
Iyo Bank, Ltd. (The) (d)	61,000	311,167
Izumi Co., Ltd.	2,800	93,397
J Front Retailing Co., Ltd.	24,200	234,640
J Trust Co., Ltd. (a) (d)	21,200	94,918
J-Oil Mills, Inc.	6,600	108,909
J-Stream, Inc.	1,000	10,403
JAC Recruitment Co., Ltd.	3,900	75,733
Jaccs Co., Ltd. (d)	6,100	166,669
JAFCO Group Co., Ltd.	9,300	596,826
Jalux, Inc. (a) (d)	2,400	39,146
Janome Sewing Machine Co., Ltd. (d)	7,099	46,711
Japan Asia Investment Co., Ltd. (a)	4,900	10,862
Japan Asset Marketing Co., Ltd. (a)	29,300	27,380
Japan Aviation Electronics Industry, Ltd. (d)	15,200	222,195
Japan Best Rescue System Co., Ltd.	4,700	53,084
Japan Cash Machine Co., Ltd. (a) (d)	4,300	28,898
Japan Display, Inc. (a) (d)	81,900	26,971
Japan Electronic Materials Corp. (d)	2,400	38,925
Japan Elevator Service Holdings Co., Ltd.	10,300	237,035
Japan Foundation Engineering Co., Ltd. (d)	7,900	41,375
Japan Investment Adviser Co., Ltd. (d)	3,200	38,981
Japan Lifeline Co., Ltd.	15,500	190,090
Japan Material Co., Ltd.	14,400	167,723
Japan Medical Dynamic Marketing, Inc.	4,400	88,807
Japan Oil Transportation Co., Ltd.	700	16,905
Japan Petroleum Exploration Co., Ltd.	11,400	214,570
Japan Property Management Center Co., Ltd.	4,100	43,906
Japan Pulp & Paper Co., Ltd.	3,700	129,481
Japan Securities Finance Co., Ltd. (d)	24,000	186,155
Japan Steel Works, Ltd. (The) (d)	18,200	473,234
Japan Transcity Corp. (d)	12,000	67,004
Japan Wool Textile Co., Ltd. (The)	17,100	155,501
Jastec Co., Ltd.	4,300	48,325
JBCC Holdings, Inc. (d)	5,300	76,336
JCU Corp.	5,700	227,004

Japan—(Continued)
Jeol, Ltd.	6,800	498,472
JFE Systems, Inc.	700	10,994
JGC Holdings Corp.	41,600	389,335
JIG-SAW, Inc. (a) (d)	900	64,355
Jimoto Holdings, Inc. (d)	6,790	41,680
JINS Holdings, Inc. (d)	3,200	232,974
JK Holdings Co., Ltd. (d)	5,600	43,201
JM Holdings Co., Ltd.	3,200	59,511
JMS Co., Ltd. (d)	6,400	47,320
Joban Kosan Co., Ltd. (a) (d)	1,700	23,024
Joshin Denki Co., Ltd.	5,700	128,953
Joyful Honda Co., Ltd.	6,700	93,064
JP-Holdings, Inc.	17,900	48,210
JSB Co., Ltd. (d)	1,000	27,985
JSP Corp.	3,900	56,682
Juki Corp.	7,200	53,720
Juroku Bank, Ltd. (The) (a) (b) (c) (d)	9,700	190,523
JVC Kenwood Corp.	53,300	100,171
K&O Energy Group, Inc.	5,400	68,292
K’s Holdings Corp. (d)	29,800	308,832
Kadokawa Corp.	2,008	111,255
Kadoya Sesame Mills, Inc.	800	29,968
Kaga Electronics Co., Ltd.	5,900	159,504
Kagome Co., Ltd.	6,700	172,843
Kaken Pharmaceutical Co., Ltd. (d)	6,800	279,711
Kakiyasu Honten Co., Ltd. (d)	2,500	60,441
Kamakura Shinsho, Ltd.	3,700	28,266
Kameda Seika Co., Ltd. (d)	3,500	139,489
Kamei Corp. (d)	7,700	86,711
Kanaden Corp. (d)	6,300	57,007
Kanagawa Chuo Kotsu Co., Ltd. (d)	2,400	73,877
Kanamic Network Co., Ltd. (d)	4,200	23,159
Kanamoto Co., Ltd.	9,900	232,325
Kandenko Co., Ltd.	19,900	164,391
Kaneka Corp.	4,400	184,487
Kaneko Seeds Co., Ltd.	1,300	18,075
Kanematsu Corp. (d)	24,900	309,489
Kanematsu Electronics, Ltd. (d)	3,100	108,331
Kanemi Co., Ltd. (d)	100	2,551
Kansai Super Market, Ltd. (d)	3,400	60,599
Kanto Denka Kogyo Co., Ltd. (d)	15,000	143,495
Kasai Kogyo Co., Ltd. (a) (d)	8,600	29,152
Katakura & Co-op Agri Corp.	1,600	17,465
Katakura Industries Co., Ltd. (d)	7,800	119,801
Katitas Co., Ltd.	8,600	304,377
Kato Sangyo Co., Ltd. (d)	7,100	210,878
Kato Works Co., Ltd. (d)	3,800	29,810
Kawada Technologies, Inc.	1,500	52,004
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	51,827
Kawasaki Kinkai Kisen Kaisha, Ltd. (d)	700	19,915
KeePer Technical Laboratory Co., Ltd.	3,000	91,441
Keihanshin Building Co., Ltd.	10,600	133,911
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	29,889
Keiyo Bank, Ltd. (The)	33,200	133,644
Keiyo Co., Ltd. (d)	10,600	77,038
Kenko Mayonnaise Co., Ltd.	4,100	59,843
KFC Holdings Japan, Ltd.	4,000	106,023

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
KH Neochem Co., Ltd.	9,400	$258,887
Ki-Star Real Estate Co., Ltd.	3,000	152,259
Kimoto Co., Ltd. (d)	14,900	32,892
Kimura Chemical Plants Co., Ltd. (d)	3,300	21,871
Kinki Sharyo Co., Ltd. (The)	1,200	12,673
Kintetsu Department Store Co., Ltd. (a)	800	19,401
Kintetsu World Express, Inc. (d)	11,200	285,014
Kissei Pharmaceutical Co., Ltd.	8,100	174,436
Kita-Nippon Bank, Ltd. (The)	2,900	41,455
Kitagawa Corp. (d)	3,100	45,805
Kitano Construction Corp.	1,400	27,624
Kitanotatsujin Corp.	7,600	31,684
Kito Corp. (d)	5,900	95,377
Kitz Corp.	19,100	134,841
Kiyo Bank, Ltd. (The)	18,700	265,275
KLab, Inc. (a) (d)	10,600	59,247
Koa Corp.	8,400	126,966
Koatsu Gas Kogyo Co., Ltd. (d)	11,100	75,939
Kobe Electric Railway Co., Ltd. (a) (d)	1,400	44,103
Kobe Steel, Ltd. (d)	58,100	350,664
Kobelco Eco-Solutions Co., Ltd.	1,200	35,073
Kohnan Shoji Co., Ltd.	7,600	248,736
Kohsoku Corp. (d)	4,000	53,969
Koike Sanso Kogyo Co., Ltd.	700	15,353
Kojima Co., Ltd.	7,800	46,678
Kokusai Pulp & Paper Co., Ltd.	3,700	12,687
Kokuyo Co., Ltd.	21,700	367,830
KOMAIHALTEC, Inc. (d)	1,800	27,937
Komatsu Seiren Co., Ltd.	10,200	88,349
Komatsu Wall Industry Co., Ltd. (d)	2,700	46,806
KOMEDA Holdings Co., Ltd.	10,500	208,824
Komehyo Holdings Co., Ltd.	1,300	22,159
Komeri Co., Ltd.	11,000	266,237
Komori Corp.	14,100	110,345
Konaka Co., Ltd. (d)	7,300	23,805
Kondotec, Inc. (d)	6,900	61,559
Konica Minolta, Inc. (d)	25,200	135,933
Konishi Co., Ltd. (d)	9,900	158,531
Konoike Transport Co., Ltd.	6,900	79,062
Kosaido Co., Ltd. (a) (d)	3,700	46,386
Kozo Keikaku Engineering, Inc.	1,200	28,558
Krosaki Harima Corp.	1,600	69,094
KRS Corp.	2,200	36,311
KU Holdings Co., Ltd.	6,700	67,367
Kumagai Gumi Co., Ltd.	11,000	283,431
Kumiai Chemical Industry Co., Ltd.	10,995	86,366
Kunimine Industries Co., Ltd.	1,200	12,037
Kurabo Industries, Ltd.	5,600	103,114
Kureha Corp.	4,700	319,141
Kurimoto, Ltd. (d)	2,800	41,182
Kuriyama Holdings Corp.	2,300	20,936
Kusuri no. Aoki Holdings Co., Ltd. (d)	3,200	218,414
KYB Corp. (d)	6,400	173,637
Kyoden Co., Ltd. (d)	6,500	25,294
Kyodo Printing Co., Ltd.	2,600	60,832
Kyoei Steel, Ltd.	6,700	82,962
Kyokuto Boeki Kaisha, Ltd. (d)	1,800	39,927

Japan—(Continued)
Kyokuto Kaihatsu Kogyo Co., Ltd. (d)	9,800	143,533
Kyokuto Securities Co., Ltd. (d)	7,600	55,312
Kyokuyo Co., Ltd. (d)	3,500	94,709
KYORIN Holdings, Inc. (d)	12,800	204,185
Kyoritsu Printing Co., Ltd. (d)	6,800	10,498
Kyosan Electric Manufacturing Co., Ltd.	16,000	75,917
Kyowa Electronic Instruments Co., Ltd.	8,000	28,678
Kyowa Leather Cloth Co., Ltd.	3,300	20,303
Kyudenko Corp.	7,100	235,609
Kyushu Financial Group, Inc.	55,200	197,391
LAC Co., Ltd.	5,900	50,406
Lacto Japan Co., Ltd.	1,400	35,260
LEC, Inc. (d)	8,800	85,572
Life Corp.	1,600	64,234
LIFULL Co., Ltd. (a) (d)	17,000	56,332
Like, Inc. (d)	2,100	35,943
Linical Co., Ltd.	2,600	18,320
Link And Motivation, Inc.	8,900	89,490
Lintec Corp.	10,500	240,016
LITALICO, Inc.	4,000	125,728
Look Holdings, Inc.	2,200	26,960
M&A Capital Partners Co., Ltd. (a)	3,600	199,732
m-up Holdings, Inc.	900	29,488
Mabuchi Motor Co., Ltd.	4,800	166,522
Macnica Fuji Electronics Holdings, Inc.	14,550	339,190
Macromill, Inc.	13,700	101,574
Maeda Corp. (a) (b) (c) (d)	40,500	327,144
Maeda Kosen Co., Ltd. (d)	5,100	151,222
Maeda Road Construction Co., Ltd. (a) (d)	11,700	215,479
Maezawa Kasei Industries Co., Ltd.	4,300	48,939
Maezawa Kyuso Industries Co., Ltd.	5,800	52,668
Makino Milling Machine Co., Ltd.	7,000	269,055
Mamiya-Op Co., Ltd.	1,900	11,359
Management Solutions Co., Ltd. (a)	800	23,924
Mandom Corp.	7,200	103,234
Mani, Inc.	17,100	326,323
MarkLines Co., Ltd.	3,000	82,488
Mars Group Holdings Corp.	3,600	53,067
Marubun Corp. (d)	6,100	42,160
Marudai Food Co., Ltd. (d)	6,700	104,504
Marufuji Sheet Piling Co., Ltd.	1,300	23,937
Maruha Nichiro Corp.	12,000	283,263
Maruichi Steel Tube, Ltd.	3,500	81,186
Maruka Corp. (a) (d)	1,700	46,916
Marumae Co., Ltd.	2,500	44,092
Marusan Securities Co., Ltd.	19,700	112,553
Maruwa Co., Ltd.	2,600	265,596
Maruwa Unyu Kikan Co., Ltd. (d)	3,300	47,412
Maruyama Manufacturing Co., Inc. (d)	1,500	21,279
Maruzen CHI Holdings Co., Ltd.	11,900	41,229
Maruzen Co. Ltd/Taito ward	900	17,336
Maruzen Showa Unyu Co., Ltd.	3,600	115,594
Marvelous, Inc.	9,500	60,223
Matching Service Japan Co., Ltd. (d)	1,200	11,824
Matsuda Sangyo Co., Ltd. (d)	5,000	128,623
Matsui Construction Co., Ltd. (d)	6,400	44,169
Matsui Securities Co., Ltd. (d)	19,500	142,124

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Matsuya Foods Co., Ltd. (d)	800	$26,511
Max Co., Ltd.	8,400	146,413
Maxvalu Tokai Co., Ltd.	3,500	81,556
MCJ Co., Ltd.	17,300	186,384
Mebuki Financial Group, Inc.	44,300	97,434
MEC Co., Ltd.	4,200	120,169
Media Do Co., Ltd.	2,100	92,567
Medical Data Vision Co., Ltd. (d)	6,800	94,844
Medical System Network Co., Ltd.	7,000	43,741
Medikit Co., Ltd.	800	21,435
Medius Holdings Co., Ltd. (d)	1,800	15,176
MedPeer, Inc. (a) (d)	2,600	88,138
Megachips Corp.	4,800	143,765
Megmilk Snow Brand Co., Ltd.	14,000	287,889
Meidensha Corp.	10,100	223,608
Meiji Electric Industries Co., Ltd.	1,000	12,016
Meiji Shipping Co., Ltd. (d)	4,300	29,656
Meiko Electronics Co., Ltd. (d)	6,300	169,940
Meisei Industrial Co., Ltd.	11,600	77,413
Meitec Corp.	6,300	346,041
Meito Sangyo Co., Ltd. (d)	3,000	46,176
Meiwa Corp. (d)	8,100	67,905
Meiwa Estate Co., Ltd.	5,200	29,552
Melco Holdings, Inc. (d)	1,500	62,878
Members Co., Ltd. (d)	1,800	55,781
Menicon Co., Ltd.	6,000	233,740
Mercuria Holdings Co., Ltd.	2,100	14,330
MetaReal Corp. (d)	1,400	16,688
METAWATER Co., Ltd.	3,600	60,276
Michinoku Bank, Ltd. (The)	5,700	45,262
Micronics Japan Co., Ltd.	900	11,617
Mie Kotsu Group Holdings, Inc. (d)	8,600	42,758
Mikuni Corp. (d)	7,300	21,078
Milbon Co., Ltd.	6,720	411,772
MIMAKI ENGINEERING Co., Ltd.	1,700	14,937
Mimasu Semiconductor Industry Co., Ltd.	4,400	96,526
Ministop Co., Ltd.	5,400	69,695
Miraial Co., Ltd.	2,900	41,817
Mirait Holdings Corp.	24,080	478,507
Miroku Jyoho Service Co., Ltd.	5,500	83,388
Mitani Corp.	25,600	449,462
Mitani Sekisan Co., Ltd. (d)	2,100	135,875
Mito Securities Co., Ltd. (d)	19,600	53,250
Mitsuba Corp. (a)	12,300	73,166
Mitsubishi Kakoki Kaisha, Ltd.	800	17,490
Mitsubishi Logisnext Co., Ltd.	8,400	87,047
Mitsubishi Logistics Corp. (d)	3,700	109,792
Mitsubishi Materials Corp.	1,600	31,299
Mitsubishi Paper Mills, Ltd. (a)	8,800	29,277
Mitsubishi Pencil Co., Ltd.	7,200	92,801
Mitsubishi Research Institute, Inc.	2,000	78,826
Mitsubishi Shokuhin Co., Ltd.	4,800	125,476
Mitsubishi Steel Manufacturing Co., Ltd. (d)	4,400	47,296
Mitsuboshi Belting, Ltd.	6,700	125,167
Mitsui DM Sugar Holdings Co., Ltd.	6,100	110,471
Mitsui Engineering & Shipbuilding Co., Ltd. (a) (d)	24,900	111,027
Mitsui High-Tec, Inc. (d)	4,900	335,077

Japan—(Continued)
Mitsui Matsushima Co., Ltd.	5,200	70,159
Mitsui Mining & Smelting Co., Ltd.	17,000	475,352
Mitsui-Soko Holdings Co., Ltd.	6,100	137,958
Mitsumura Printing Co., Ltd. (d)	500	7,310
Mitsuuroko Group Holdings Co., Ltd.	10,100	132,788
Mixi, Inc. (d)	11,700	263,883
Miyaji Engineering Group, Inc.	1,800	41,654
Miyazaki Bank, Ltd. (The)	5,400	101,300
Miyoshi Oil & Fat Co., Ltd.	2,800	33,994
Mizuho Leasing Co., Ltd. (d)	8,700	283,184
Mizuho Medy Co., Ltd.	500	14,397
Mizuno Corp.	5,800	139,001
Mochida Pharmaceutical Co., Ltd. (d)	1,500	45,906
Modec, Inc.	6,100	96,844
Monex Group, Inc. (d)	45,500	237,336
Money Partners Group Co., Ltd. (d)	7,100	14,023
Monogatari Corp. (The)	2,600	182,114
MORESCO Corp. (d)	2,500	27,467
Morinaga & Co., Ltd.	7,600	280,812
Morinaga Milk Industry Co., Ltd.	3,600	223,640
Moriroku Holdings Co., Ltd. (d)	800	14,871
Morita Holdings Corp.	11,200	152,364
Morito Co., Ltd.	3,400	21,554
Morozoff, Ltd.	900	45,477
Mory Industries, Inc.	1,600	33,991
Moshi Moshi Hotline, Inc. (d)	11,500	120,896
Mr. Max Holdings, Ltd.	10,500	64,199
MRK Holdings, Inc. (d)	15,600	19,253
MTI, Ltd. (d)	6,800	46,587
Mugen Estate Co., Ltd.	3,300	14,452
Murakami Corp.	2,500	64,343
Musashi Seimitsu Industry Co., Ltd. (d)	13,400	234,424
Musashino Bank, Ltd. (The) (d)	9,500	156,379
Mutoh Holdings Co., Ltd.	900	13,574
NAC Co., Ltd.	3,600	31,224
Nachi-Fujikoshi Corp.	4,200	171,992
Nafco Co., Ltd.	2,600	43,199
Nagaileben Co., Ltd.	1,100	25,836
Nagano Bank, Ltd. (The)	3,500	35,307
Nagano Keiki Co., Ltd. (d)	4,200	47,178
Nagase & Co., Ltd. (d)	30,600	517,200
Nagatanien Holdings Co., Ltd. (d)	4,000	75,736
Nagawa Co., Ltd. (d)	2,000	220,532
Naigai Trans Line, Ltd.	2,100	44,690
Nakabayashi Co., Ltd.	5,500	29,080
Nakamuraya Co., Ltd.	1,600	55,637
Nakanishi, Inc.	11,200	255,693
Nakano Corp.	4,000	12,755
Nakayama Steel Works, Ltd.	6,300	23,812
Nakayamafuku Co., Ltd.	2,000	7,587
Namura Shipbuilding Co., Ltd. (a) (d)	18,956	39,625
Nankai Electric Railway Co., Ltd. (d)	18,500	399,078
Nanto Bank, Ltd. (The)	9,200	165,260
Narasaki Sangyo Co., Ltd.	800	15,063
Natori Co., Ltd.	2,600	45,608
NEC Capital Solutions, Ltd. (d)	3,800	71,536
NEC Networks & System Integration Corp.	2,500	47,244

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
NET One Systems Co., Ltd.	1,200	$39,521
Neturen Co., Ltd. (d)	9,800	56,421
New Art Holdings Co., Ltd.	1,235	13,419
New Japan Chemical Co., Ltd. (d)	9,900	30,662
Nextage Co., Ltd. (d)	9,800	193,225
NexTone, Inc. (a)	300	8,532
NF Holdings Corp. (d)	1,600	22,091
NHK Spring Co., Ltd. (d)	49,600	354,320
Nice Corp. (d)	2,300	38,208
Nichi-iko Pharmaceutical Co., Ltd. (d)	14,900	119,747
Nichia Steel Works, Ltd. (d)	9,100	24,948
Nichias Corp.	16,500	402,194
Nichiban Co., Ltd. (d)	4,000	66,007
Nichicon Corp. (d)	17,900	169,855
Nichiden Corp.	5,200	110,807
Nichiha Corp.	7,900	225,998
Nichimo Co., Ltd. (d)	1,600	28,997
Nichireki Co., Ltd.	8,200	100,088
Nichirin Co., Ltd.	1,400	22,391
Nihon Chouzai Co., Ltd.	3,320	50,991
Nihon Dengi Co., Ltd.	400	13,717
Nihon Flush Co., Ltd. (d)	6,000	60,908
Nihon House Holdings Co., Ltd. (d)	15,000	56,249
Nihon Kagaku Sangyo Co., Ltd.	3,000	36,330
Nihon Kohden Corp.	1,300	44,192
Nihon Nohyaku Co., Ltd.	14,000	69,149
Nihon Parkerizing Co., Ltd. (d)	24,500	253,123
Nihon Plast Co., Ltd.	4,500	26,410
Nihon Tokushu Toryo Co., Ltd.	2,900	27,192
Nihon Yamamura Glass Co., Ltd. (d)	3,800	31,355
Nikkato Corp.	1,700	11,977
Nikkiso Co., Ltd. (d)	16,800	145,565
Nikko Co., Ltd. (d)	9,000	53,664
Nikkon Holdings Co., Ltd. (d)	17,700	366,252
Nippn Corp. (d)	14,300	208,987
Nippon Air Conditioning Services Co., Ltd. (d)	9,600	68,479
Nippon Aqua Co., Ltd.	3,000	16,529
Nippon Beet Sugar Manufacturing Co., Ltd.	3,800	56,208
Nippon Carbide Industries Co., Inc.	2,300	29,459
Nippon Carbon Co., Ltd.	3,000	112,539
Nippon Chemi-Con Corp. (a)	5,900	113,773
Nippon Chemical Industrial Co., Ltd.	2,400	67,647
Nippon Chemiphar Co., Ltd.	800	16,561
Nippon Coke & Engineering Co., Ltd.	61,100	76,721
Nippon Commercial Development Co., Ltd.	3,500	54,691
Nippon Computer Dynamics Co., Ltd.	1,700	11,083
Nippon Concept Corp.	1,500	26,022
Nippon Concrete Industries Co., Ltd.	14,000	38,211
Nippon Denko Co., Ltd. (d)	38,165	109,446
Nippon Densetsu Kogyo Co., Ltd.	10,300	174,609
Nippon Dry-Chemical Co., Ltd. (d)	1,000	19,611
Nippon Electric Glass Co., Ltd.	18,100	429,261
Nippon Felt Co., Ltd. (d)	8,600	34,640
Nippon Filcon Co., Ltd.	5,200	24,531
Nippon Fine Chemical Co., Ltd. (d)	4,300	83,408
Nippon Gas Co., Ltd.	28,200	388,934
Nippon Hume Corp.	6,700	44,852

Japan—(Continued)
Nippon Kayaku Co., Ltd. (d)	21,700	240,533
Nippon Kodoshi Corp. (d)	1,600	45,486
Nippon Koei Co., Ltd. (d)	4,200	135,071
Nippon Light Metal Holdings Co., Ltd.	16,500	287,882
Nippon Paper Industries Co., Ltd. (d)	26,600	283,181
Nippon Parking Development Co., Ltd.	65,100	92,628
Nippon Pillar Packing Co., Ltd.	6,500	156,915
Nippon Piston Ring Co., Ltd. (d)	3,200	41,880
Nippon Rietec Co., Ltd.	3,700	55,048
Nippon Road Co., Ltd. (The)	2,100	159,033
Nippon Seiki Co., Ltd.	15,000	157,990
Nippon Seisen Co., Ltd.	1,200	51,890
Nippon Sharyo, Ltd.	2,600	49,165
Nippon Sheet Glass Co., Ltd. (a)	4,100	21,282
Nippon Signal Co., Ltd. (d)	17,500	156,848
Nippon Soda Co., Ltd. (d)	6,700	216,738
Nippon Steel Trading Corp. (d)	4,596	207,883
Nippon Suisan Kaisha, Ltd.	80,800	470,311
Nippon Systemware Co., Ltd.	1,900	41,541
Nippon Thompson Co., Ltd.	15,700	78,193
Nippon Yakin Kogyo Co., Ltd.	4,100	97,114
Nipro Corp. (d)	30,900	321,594
Nishi-Nippon Financial Holdings, Inc.	35,700	228,826
Nishi-Nippon Railroad Co., Ltd.	13,100	333,066
Nishikawa Rubber Co., Ltd. (d)	1,200	17,898
Nishimatsu Construction Co., Ltd. (d)	15,600	480,261
Nishimatsuya Chain Co., Ltd. (d)	12,500	158,536
Nishimoto Co., Ltd.	1,400	46,226
Nishio Rent All Co., Ltd.	6,000	158,224
Nissan Shatai Co., Ltd.	9,100	65,234
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	24,466
Nissei ASB Machine Co., Ltd.	2,300	77,737
Nissei Corp.	3,700	36,257
Nissei Plastic Industrial Co., Ltd. (d)	6,000	60,509
Nissha Co., Ltd.	14,100	225,224
Nisshin Group Holdings Co., Ltd.	12,300	55,398
Nisshin Oillio Group, Ltd. (The)	7,400	201,557
Nisshinbo Holdings, Inc. (d)	39,820	299,788
Nissin Corp. (d)	4,300	63,651
Nissin Electric Co., Ltd.	14,800	181,192
Nissin Sugar Co., Ltd.	2,400	36,870
Nissui Pharmaceutical Co., Ltd.	4,000	36,024
Nitta Corp.	6,800	167,100
Nitta Gelatin, Inc. (d)	4,500	26,299
Nittan Valve Co., Ltd.	6,300	22,411
Nittetsu Mining Co., Ltd.	1,700	98,682
Nitto Boseki Co., Ltd.	2,500	83,435
Nitto Fuji Flour Milling Co., Ltd.	800	23,675
Nitto Kogyo Corp. (d)	9,000	141,399
Nitto Kohki Co., Ltd.	4,100	75,286
Nitto Seiko Co., Ltd.	8,900	53,008
Nittoc Construction Co., Ltd. (d)	7,450	47,818
NJS Co., Ltd.	2,200	38,227
Noevir Holdings Co., Ltd. (d)	3,200	152,671
Nohmi Bosai, Ltd.	7,000	129,536
Nojima Corp. (d)	9,000	232,384
NOK Corp.	6,500	76,330

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nomura Co., Ltd.	4,400	$39,674
Nomura Micro Science Co., Ltd.	1,300	56,195
Noritake Co., Ltd. (d)	2,800	125,634
Noritsu Koki Co., Ltd. (d)	5,200	118,290
Noritz Corp.	10,600	173,411
North Pacific Bank, Ltd. (d)	74,900	170,584
NS Tool Co., Ltd. (d)	4,800	62,303
NS United Kaiun Kaisha, Ltd. (d)	3,300	121,009
NSD Co., Ltd.	18,540	338,763
NTN Corp. (a) (d)	124,600	280,862
OAK Capital Corp. (a)	15,500	13,827
Oat Agrio Co., Ltd.	200	3,473
Obara Group, Inc. (d)	3,800	132,659
Oenon Holdings, Inc.	12,300	42,634
Ogaki Kyoritsu Bank, Ltd. (The) (d)	10,900	193,314
Ohara, Inc.	600	8,093
Ohashi Technica, Inc. (d)	3,800	52,263
Ohba Co., Ltd. (d)	4,600	34,973
Ohsho Food Service Corp. (d)	3,600	197,409
OIE Sangyo Co., Ltd. (a) (d)	800	8,269
Oiles Corp.	8,000	117,848
Oisix ra daichi, Inc. (a)	5,600	248,620
Oita Bank, Ltd. (The)	5,000	84,087
Okabe Co., Ltd.	12,500	78,709
Okada Aiyon Corp.	1,900	23,337
Okamoto Industries, Inc.	3,200	118,151
Okamoto Machine Tool Works, Ltd.	1,400	63,817
Okamura Corp. (d)	17,500	256,133
Okasan Securities Group, Inc. (d)	39,200	142,525
Okaya Electric Industries Co., Ltd.	5,800	18,756
Oki Electric Industry Co., Ltd.	25,700	225,059
Okinawa Cellular Telephone Co.	4,000	194,518
Okinawa Electric Power Co., Inc. (The) (d)	14,827	190,898
OKUMA Corp.	7,800	378,812
Okumura Corp.	8,200	219,957
Okura Industrial Co., Ltd.	3,000	62,718
Okuwa Co., Ltd.	7,400	78,595
Olympic Group Corp.	2,600	18,121
ONO Sokki Co., Ltd.	4,200	20,431
Onoken Co., Ltd.	4,300	64,186
Onward Holdings Co., Ltd.	31,800	102,817
Optex Group Co., Ltd.	6,000	82,020
Optim Corp. (a) (d)	2,600	47,122
Optorun Co., Ltd.	5,500	115,093
Organo Corp.	2,300	141,332
Orient Corp.	68,300	100,691
Oriental Shiraishi Corp. (a)	39,400	93,931
Origin Co., Ltd.	3,400	40,229
Oro Co., Ltd.	2,100	70,178
Osaka Organic Chemical Industry, Ltd.	4,100	139,511
Osaka Soda Co., Ltd.	5,000	121,323
Osaka Steel Co., Ltd.	5,000	49,243
OSAKA Titanium Technologies Co., Ltd. (a) (d)	5,500	39,073
Osaki Electric Co., Ltd.	11,000	54,605
OSG Corp.	19,400	333,583
OUG Holdings, Inc. (d)	700	18,147
Outsourcing, Inc. (d)	32,100	580,052

Japan—(Continued)
Oyo Corp. (d)	6,400	83,428
Ozu Corp.	600	10,694
Pacific Industrial Co., Ltd.	13,700	144,530
Pacific Metals Co., Ltd.	5,100	84,794
Pack Corp. (The)	4,600	127,820
Pal Group Holdings Co., Ltd.	2,600	43,360
PAPYLESS Co., Ltd. (d)	700	9,089
Paraca, Inc. (d)	300	4,564
Paramount Bed Holdings Co., Ltd. (d)	12,000	239,319
Paris Miki Holdings, Inc. (d)	10,600	25,340
Pasona Group, Inc.	6,200	176,006
PC Depot Corp. (d)	7,000	29,283
PCI Holdings, Inc.	1,800	17,798
Pegasus Sewing Machine Manufacturing Co., Ltd.	5,400	22,308
Penta-Ocean Construction Co., Ltd.	62,000	422,942
Phil Co., Inc. (a)	700	20,770
Pickles Corp.	2,600	42,869
Pilot Corp.	4,400	166,790
Piolax, Inc.	9,700	135,120
Plenus Co., Ltd. (d)	1,800	35,182
Poletowin Pitcrew Holdings, Inc.	7,900	71,560
PR Times, Inc. (a) (d)	700	20,081
Premium Group Co., Ltd.	2,000	62,364
Press Kogyo Co., Ltd. (d)	29,900	91,654
Pressance Corp. (d)	4,000	65,782
Prestige International, Inc.	27,100	185,387
Prima Meat Packers, Ltd. (d)	7,500	190,583
Pro-Ship, Inc.	2,300	34,791
Pronexus, Inc. (d)	5,100	49,839
Prored Partners Co., Ltd. (a) (d)	1,000	14,236
Proto Corp. (d)	8,800	121,120
PS Mitsubishi Construction Co., Ltd.	8,800	50,338
Punch Industry Co., Ltd.	2,700	15,222
QB Net Holdings Co., Ltd. (a)	700	12,373
Qol Holdings Co., Ltd. (d)	7,400	100,691
Quick Co., Ltd.	4,000	50,301
Raccoon Holdings, Inc. (d)	4,100	57,665
Raito Kogyo Co., Ltd.	13,400	237,343
Raiznext Corp.	11,000	118,442
Rasa Industries, Ltd.	2,600	44,618
Raysum Co., Ltd.	5,300	36,384
Rengo Co., Ltd.	7,300	57,065
Resort Solution Co., Ltd.	300	11,091
Resorttrust, Inc. (d)	25,500	502,018
Restar Holdings Corp. (d)	6,900	114,979
Retail Partners Co., Ltd. (d)	4,300	47,787
Rheon Automatic Machinery Co., Ltd.	5,000	67,612
Rhythm Co., Ltd.	2,500	32,586
Riberesute Corp.	4,300	31,997
Ricoh Leasing Co., Ltd.	4,500	149,700
Ride On Express Holdings Co., Ltd. (d)	1,700	24,794
Right On Co., Ltd. (a) (d)	5,900	38,528
Riken Corp.	2,500	63,496
Riken Keiki Co., Ltd.	4,600	125,899
Riken Technos Corp.	9,900	50,218
Riken Vitamin Co., Ltd.	5,400	90,937
Rion Co., Ltd.	2,200	52,116

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Riso Kagaku Corp.	858	$17,569
Riso Kyoiku Co., Ltd.	34,770	137,002
Rock Field Co., Ltd.	6,600	101,752
Rokko Butter Co., Ltd.	3,600	54,219
Roland Corp.	1,500	68,048
Roland DG Corp. (d)	3,600	100,120
Rorze Corp.	2,200	156,731
RS Technologies Co., Ltd.	1,500	74,553
Ryobi, Ltd.	6,200	70,171
Ryoden Corp. (d)	4,500	70,480
Ryosan Co., Ltd.	7,000	144,575
S Foods, Inc.	4,500	124,158
S&B Foods, Inc.	1,500	62,021
S-Pool, Inc.	15,000	140,355
Sac’s Bar Holdings, Inc.	6,850	35,020
Sagami Rubber Industries Co., Ltd.	1,800	17,512
Saibu Gas Holdings Co., Ltd. (d)	8,000	177,403
Saison Information Systems Co., Ltd.	600	10,686
Saizeriya Co., Ltd.	9,200	240,224
Sakai Chemical Industry Co., Ltd.	4,700	99,604
Sakai Heavy Industries, Ltd. (d)	1,400	33,007
Sakai Moving Service Co., Ltd.	2,800	121,815
Sakata INX Corp.	13,000	136,752
Sakura Internet, Inc. (d)	4,400	24,489
Sala Corp.	15,800	91,331
SAMTY Co., Ltd.	10,000	210,148
San Holdings, Inc. (d)	2,800	38,007
San ju San Financial Group, Inc. (d)	7,870	99,861
San-A Co., Ltd.	5,700	204,149
San-Ai Oil Co., Ltd. (d)	20,000	265,340
San-In Godo Bank, Ltd. (The)	46,900	236,651
Sanei Architecture Planning Co., Ltd.	2,800	50,604
Sangetsu Corp.	12,600	171,379
Sanix, Inc. (a)	7,800	23,140
Sanken Electric Co., Ltd.	4,000	224,480
Sanki Engineering Co., Ltd. (d)	13,000	172,693
Sanko Metal Industrial Co., Ltd.	1,000	22,118
Sankyo Co., Ltd. (d)	8,900	221,812
Sankyo Frontier Co., Ltd.	1,000	46,992
Sankyo Seiko Co., Ltd. (d)	13,400	66,519
Sankyo Tateyama, Inc.	8,200	57,376
Sanoh Industrial Co., Ltd. (d)	6,300	57,449
Sansan, Inc. (a)	1,200	115,495
Sansei Technologies, Inc.	800	6,083
Sansha Electric Manufacturing Co., Ltd.	2,700	23,571
Sanshin Electronics Co., Ltd. (d)	4,000	61,734
Sanyo Chemical Industries, Ltd.	3,700	193,960
Sanyo Denki Co., Ltd.	2,500	158,884
Sanyo Electric Railway Co., Ltd. (d)	4,800	84,340
Sanyo Industries, Ltd. (d)	1,300	22,106
Sanyo Shokai, Ltd. (a)	2,500	23,805
Sanyo Special Steel Co., Ltd. (d)	6,400	102,875
Sanyo Trading Co., Ltd. (d)	5,300	55,586
Sapporo Holdings, Ltd.	17,500	402,794
Sata Construction Co., Ltd.	2,600	11,153
Sato Holdings Corp.	8,100	197,521
Sato Shoji Corp. (d)	4,100	44,585

Japan—(Continued)
Satori Electric Co., Ltd.	5,500	46,165
Sawada Holdings Co., Ltd.	10,300	96,476
Sawai Group Holdings Co., Ltd. (d)	6,300	293,200
Saxa Holdings, Inc.	2,400	31,034
SB Technology, Corp. (d)	3,000	81,110
SBI Insurance Group Co., Ltd. (a) (d)	1,400	16,210
SBS Holdings, Inc.	6,200	234,061
Scala, Inc.	3,200	21,202
Scroll Corp. (d)	8,000	62,041
SEC Carbon, Ltd. (d)	200	10,714
Seed Co., Ltd.	1,700	10,899
Seika Corp. (d)	3,300	48,127
Seikagaku Corp.	9,800	92,997
Seikitokyu Kogyo Co., Ltd. (d)	10,900	82,481
Seiko Holdings Corp. (d)	8,800	177,568
Seiko PMC Corp. (d)	3,500	26,158
Seiren Co., Ltd. (d)	13,300	249,954
Sekisui Jushi Corp. (d)	9,100	173,647
Sekisui Kasei Co., Ltd. (d)	8,100	43,038
SEMITEC Corp.	400	39,562
Senko Group Holdings Co., Ltd. (d)	31,000	284,847
Senshu Electric Co., Ltd.	2,400	101,510
Senshu Ikeda Holdings, Inc. (d)	72,800	107,646
Senshukai Co., Ltd.	11,000	39,309
Septeni Holdings Co., Ltd. (d)	11,400	48,417
Seven Bank, Ltd. (d)	64,400	143,752
Shibaura Electronics Co., Ltd.	2,800	154,534
Shibaura Machine Co., Ltd.	7,200	177,284
Shibaura Mechatronics Corp.	900	53,808
Shibusawa Warehouse Co., Ltd. (The)	3,500	71,881
Shibuya Corp.	4,400	121,346
Shidax Corp. (a)	3,000	13,860
Shiga Bank, Ltd. (The) (d)	12,100	205,988
Shikibo, Ltd. (d)	4,700	40,262
Shikoku Bank, Ltd. (The)	12,000	79,418
Shikoku Chemicals Corp. (d)	10,900	136,545
Shikoku Electric Power Co., Inc. (d)	40,900	284,417
Shima Seiki Manufacturing, Ltd.	8,700	175,629
Shimizu Bank, Ltd. (The) (d)	3,400	50,301
Shimojima Co., Ltd. (d)	4,200	47,709
Shin Nippon Air Technologies Co., Ltd. (d)	2,100	46,086
Shin Nippon Biomedical Laboratories, Ltd. (d)	5,300	44,326
Shin-Etsu Polymer Co., Ltd.	13,200	122,572
Shin-Keisei Electric Railway Co., Ltd.	2,400	45,576
Shinagawa Refractories Co., Ltd. (d)	2,000	70,658
Shindengen Electric Manufacturing Co., Ltd. (a) (d)	2,800	102,207
Shinki Bus Co., Ltd.	900	25,592
Shinko Shoji Co., Ltd.	9,800	74,818
Shinmaywa Industries, Ltd.	16,400	137,283
Shinnihon Corp. (d)	8,300	63,584
Shinoken Group Co., Ltd.	7,100	74,009
Shinsho Corp.	1,400	43,707
Shinwa Co., Ltd. (d)	3,900	84,824
Shinwa Co., Ltd.	2,200	14,122
Ship Healthcare Holdings, Inc.	13,700	353,682
Shizuki Electric Co., Inc.	8,000	46,659
Shizuoka Gas Co., Ltd.	17,600	212,653

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
SHO-BOND Holdings Co., Ltd.	7,400	$328,791
Shobunsha Holdings, Inc. (a)	1,700	7,651
Shoei Co., Ltd.	6,300	283,771
Shoei Foods Corp. (d)	3,400	130,685
Shofu, Inc. (d)	3,500	67,828
Showa Sangyo Co., Ltd. (d)	5,700	142,787
SIGMAXYZ, Inc. (d)	3,600	85,585
Siix Corp.	9,600	103,231
Silver Life Co., Ltd. (a) (d)	900	13,340
Sinanen Holdings Co., Ltd.	2,900	94,559
Sinfonia Technology Co., Ltd.	7,400	80,519
Sinko Industries, Ltd. (d)	6,400	122,405
Sintokogio, Ltd.	13,500	94,573
SK-Electronics Co., Ltd. (d)	2,700	23,243
SKY Perfect JSAT Holdings, Inc. (d)	43,700	168,074
SMK Corp.	1,700	36,183
SMS Co., Ltd.	9,600	347,298
Snow Peak, Inc.	2,200	95,321
SNT Corp.	7,300	15,532
Soda Nikka Co., Ltd. (d)	7,000	39,401
Sodick Co., Ltd.	14,500	118,522
Soft99 Corp.	5,100	55,765
Softcreate Holdings Corp.	2,300	63,793
Software Service, Inc. (d)	1,100	78,278
Soiken Holdings, Inc. (d)	2,100	6,538
Solasto Corp.	12,800	172,466
SoldOut, Inc.	800	11,624
Soliton Systems KK (d)	2,500	34,017
Sotetsu Holdings, Inc. (a) (d)	10,100	201,006
Sotoh Co., Ltd. (d)	3,100	23,114
Space Co., Ltd. (d)	5,060	43,785
Space Value Holdings Co., Ltd. (a) (d)	11,300	84,441
Sparx Group Co., Ltd.	29,200	80,386
SPK Corp.	3,400	42,533
Sprix, Ltd.	1,300	11,831
SRA Holdings (d)	3,100	81,704
SRE Holdings Corp. (a)	300	21,193
ST Corp. (d)	4,100	65,371
St-Care Holding Corp.	2,300	20,783
St. Marc Holdings Co., Ltd. (d)	5,100	74,648
Star Mica Holdings Co., Ltd.	3,000	41,473
Star Micronics Co., Ltd.	9,200	128,122
Starts Corp., Inc.	8,700	207,452
Starzen Co., Ltd.	4,400	85,699
Stella Chemifa Corp. (d)	3,600	95,649
Step Co., Ltd.	3,300	57,015
Strike Co., Ltd. (d)	2,200	83,001
Studio Alice Co., Ltd. (d)	2,900	63,582
Subaru Enterprise Co., Ltd.	100	7,300
Sugimoto & Co., Ltd.	3,000	75,715
Sumida Corp.	8,600	96,033
Suminoe Textile Co., Ltd.	2,300	38,924
Sumitomo Bakelite Co., Ltd.	11,300	523,215
Sumitomo Densetsu Co., Ltd.	5,400	112,620
Sumitomo Mitsui Construction Co., Ltd.	48,760	218,524
Sumitomo Osaka Cement Co., Ltd. (d)	9,900	276,365
Sumitomo Precision Products Co., Ltd. (a)	1,200	26,827

Japan—(Continued)
Sumitomo Riko Co., Ltd.	11,500	78,759
Sumitomo Seika Chemicals Co., Ltd.	2,700	87,710
Sumitomo Warehouse Co., Ltd. (The) (d)	16,500	270,395
Sun Frontier Fudousan Co., Ltd. (d)	10,100	99,663
Sun-Wa Technos Corp.	3,900	50,695
Suncall Corp.	8,300	33,912
Suruga Bank, Ltd. (d)	39,500	146,965
Suzuki Co., Ltd.	3,300	25,067
SWCC Showa Holdings Co., Ltd.	7,600	152,964
System Information Co., Ltd. (d)	2,800	24,409
System Research Co., Ltd. (d)	1,200	22,591
Systems Engineering Consultants Co., Ltd.	600	12,918
Systena Corp.	13,400	270,708
Syuppin Co., Ltd.	6,100	70,059
T Hasegawa Co., Ltd. (d)	8,400	200,507
T RAD Co., Ltd.	1,900	52,574
T&K Toka Co., Ltd. (d)	7,200	54,154
T-Gaia Corp.	6,000	106,676
Tachi-S Co., Ltd. (d)	10,300	117,499
Tachibana Eletech Co., Ltd.	5,640	77,515
Tachikawa Corp.	3,100	36,339
Tadano, Ltd.	31,400	331,505
Taihei Dengyo Kaisha, Ltd. (d)	4,500	113,215
Taiheiyo Kouhatsu, Inc.	2,100	13,083
Taiho Kogyo Co., Ltd. (d)	6,400	48,021
Taikisha, Ltd.	8,100	243,288
Taiko Bank, Ltd. (The) (d)	3,100	40,944
Taiko Pharmaceutical Co., Ltd. (d)	5,600	45,886
Taisei Lamick Co., Ltd.	2,200	55,350
Taiyo Holdings Co., Ltd.	9,800	249,576
Takachiho Koheki Co., Ltd. (d)	400	4,315
Takamatsu Construction Group Co., Ltd.	5,400	97,890
Takamiya Co., Ltd.	5,200	22,582
Takano Co., Ltd. (d)	4,600	33,442
Takaoka Toko Co., Ltd.	4,365	57,141
Takara & Co., Ltd.	1,300	20,898
Takara Holdings, Inc.	15,400	222,649
Takara Leben Co., Ltd. (d)	28,600	82,588
Takara Standard Co., Ltd.	9,300	135,673
Takasago International Corp.	4,200	112,311
Takasago Thermal Engineering Co., Ltd. (d)	11,100	211,042
Takashima & Co., Ltd.	2,500	41,972
Takashimaya Co., Ltd.	38,500	429,963
Take And Give Needs Co., Ltd. (a)	610	6,435
Takeei Corp. (a) (d)	8,200	135,205
Takemoto Yohki Co., Ltd.	1,200	10,201
Takeuchi Manufacturing Co., Ltd.	10,400	240,572
Takihyo Co., Ltd. (d)	2,000	33,919
Takisawa Machine Tool Co., Ltd. (d)	2,200	22,133
Takuma Co., Ltd.	15,700	219,615
Tama Home Co., Ltd.	4,800	116,574
Tamagawa Holdings Co., Ltd. (a)	1,100	13,106
Tamron Co., Ltd. (d)	6,000	142,269
Tamura Corp. (d)	26,000	169,033
Tanseisha Co., Ltd.	11,750	92,298
Tatsuta Electric Wire and Cable Co., Ltd.	14,200	68,221
Tayca Corp. (d)	5,200	61,956

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tazmo Co., Ltd.	1,400	$19,157
TBK Co., Ltd. (d)	8,000	30,111
TBS Holdings, Inc.	4,000	61,284
TDC Soft, Inc. (d)	4,900	57,918
TeamSpirit, Inc. (a)	1,000	7,569
TechMatrix Corp. (d)	9,800	176,501
TECHNO ASSOCIE Co., Ltd.	300	2,999
Techno Medica Co., Ltd.	2,400	36,842
Techno Ryowa, Ltd. (d)	4,800	38,819
TechnoPro Holdings, Inc.	1,200	35,648
Teikoku Electric Manufacturing Co., Ltd. (d)	6,000	76,099
Teikoku Sen-I Co., Ltd.	4,900	88,851
Teikoku Tsushin Kogyo Co., Ltd.	3,000	37,159
Tekken Corp.	2,700	44,053
Temairazu, Inc.	700	40,205
Tenma Corp. (d)	5,700	136,334
Teraoka Seisakusho Co., Ltd.	200	651
Terilogy Co., Ltd.	1,600	6,294
Tigers Polymer Corp. (d)	2,200	8,446
TKC Corp.	7,400	232,627
Toa Corp.	9,600	71,443
Toa Corp. (d)	5,200	114,703
Toa Oil Co., Ltd.	2,300	59,740
TOA ROAD Corp.	1,400	58,032
Toabo Corp.	3,400	13,209
Toagosei Co., Ltd.	30,800	358,987
Tobishima Corp.	5,560	55,518
TOC Co., Ltd.	14,300	84,386
Tocalo Co., Ltd.	17,400	211,308
Tochigi Bank, Ltd. (The) (d)	38,200	62,716
Toda Corp.	8,600	59,842
Toda Kogyo Corp. (a)	600	16,603
Toell Co., Ltd.	3,100	24,193
Toenec Corp. (d)	2,400	78,015
Toho Bank, Ltd. (The) (d)	57,800	110,738
Toho Co., Ltd. (a)	2,700	41,905
Toho Holdings Co., Ltd.	13,700	223,561
Toho Titanium Co., Ltd. (d)	11,300	120,460
Toho Zinc Co., Ltd. (d)	5,000	116,859
Tohoku Bank, Ltd. (The)	4,700	42,779
Tohokushinsha Film Corp.	4,800	28,764
Tokai Corp. (d)	7,400	145,370
TOKAI Holdings Corp.	24,700	198,565
Tokai Lease Co., Ltd.	1,600	22,847
Tokai Rika Co., Ltd.	15,500	222,467
Tokai Tokyo Financial Holdings, Inc.	64,500	234,662
Token Corp.	2,460	218,062
Tokushu Tokai Paper Co., Ltd. (d)	3,000	120,724
Tokuyama Corp. (d)	19,200	368,366
Tokyo Base Co., Ltd. (a)	4,100	25,812
Tokyo Electron Device, Ltd. (d)	2,400	157,963
Tokyo Energy & Systems, Inc. (d)	8,000	75,661
Tokyo Keiki, Inc.	4,200	39,070
Tokyo Rakutenchi Co., Ltd.	1,000	36,955
Tokyo Rope Manufacturing Co., Ltd. (a)	1,100	9,642
Tokyo Sangyo Co., Ltd. (d)	7,300	45,628
Tokyo Seimitsu Co., Ltd.	11,900	490,247

Japan—(Continued)
Tokyo Steel Manufacturing Co., Ltd. (d)	29,000	297,821
Tokyo Tekko Co., Ltd. (d)	3,400	48,584
Tokyo Theatres Co., Inc. (a) (d)	2,900	33,246
Tokyo TY Financial Group, Inc.	9,724	133,885
Tokyotokeiba Co., Ltd.	4,200	165,488
Tokyu Construction Co., Ltd. (d)	21,400	150,632
Tokyu Recreation Co., Ltd. (a)	1,200	53,179
Toli Corp.	15,600	32,902
Tomato Bank, Ltd.	4,200	40,067
Tomen Devices Corp.	800	39,090
Tomoe Corp.	9,800	43,409
Tomoe Engineering Co., Ltd.	2,100	46,796
Tomoegawa Co., Ltd. (a) (d)	1,000	8,326
Tomoku Co., Ltd. (d)	3,900	67,738
TOMONY Holdings, Inc. (d)	47,700	141,224
Tomy Co., Ltd.	25,100	256,329
Tonami Holdings Co., Ltd. (d)	1,800	80,668
Topcon Corp.	28,800	499,867
Toppan Forms Co., Ltd.	14,700	135,093
Topre Corp. (d)	9,800	116,326
Topy Industries, Ltd.	5,700	62,322
Torex Semiconductor, Ltd. (d)	500	12,005
Toridolll Holdings Corp.	11,600	292,077
Torigoe Co., Ltd. (The)	6,000	41,649
Torii Pharmaceutical Co., Ltd.	4,500	118,679
Torishima Pump Manufacturing Co., Ltd. (d)	7,700	63,631
Tosei Corp.	11,700	126,042
Toshiba TEC Corp.	5,000	212,258
Tosho Co., Ltd. (d)	1,000	17,353
Totech Corp. (d)	700	16,608
Totetsu Kogyo Co., Ltd.	8,000	176,879
Tottori Bank, Ltd. (The)	3,700	36,831
Toukei Computer Co., Ltd.	300	12,959
Tow Co., Ltd.	11,000	34,042
Towa Bank, Ltd. (The)	11,500	55,758
Towa Corp.	6,300	143,958
Towa Pharmaceutical Co., Ltd. (d)	8,400	238,379
Toyo Construction Co., Ltd.	25,499	134,091
Toyo Corp. (d)	7,900	85,501
Toyo Denki Seizo KK	3,200	33,293
Toyo Engineering Corp. (a)	10,800	83,953
Toyo Gosei Co., Ltd.	800	106,916
Toyo Ink SC Holdings Co., Ltd.	10,300	194,106
Toyo Kanetsu KK	2,400	55,854
Toyo Machinery & Metal Co., Ltd.	6,000	27,636
Toyo Securities Co., Ltd.	23,000	34,874
Toyo Sugar Refining Co., Ltd.	900	9,697
Toyo Tanso Co., Ltd.	3,600	95,119
Toyo Wharf & Warehouse Co., Ltd.	2,500	34,540
Toyobo Co., Ltd.	23,600	295,770
TPR Co., Ltd.	7,300	97,059
Traders Holdings Co., Ltd.	2,800	8,027
Trancom Co., Ltd.	2,300	168,947
Transaction Co., Ltd.	1,400	15,032
Transcosmos, Inc.	2,800	91,715
Tri Chemical Laboratories, Inc.	6,000	179,290
Trusco Nakayama Corp.	9,600	249,524

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
TS Tech Co., Ltd.	16,400	$211,581
TSI Holdings Co., Ltd. (a)	14,405	45,456
Tsubaki Nakashima Co., Ltd.	13,000	184,407
Tsubakimoto Chain Co. (d)	7,900	245,770
Tsubakimoto Kogyo Co., Ltd.	1,600	56,374
Tsudakoma Corp. (a) (d)	1,600	11,952
Tsugami Corp. (d)	10,600	159,548
Tsukamoto Corp. Co., Ltd.	1,100	13,811
Tsukishima Kikai Co., Ltd.	9,000	94,646
Tsukuba Bank, Ltd.	34,500	55,911
Tsumura & Co.	8,600	275,208
Tsurumi Manufacturing Co., Ltd.	6,100	95,880
Tsutsumi Jewelry Co., Ltd. (d)	2,100	40,650
TV Asahi Holdings Corp.	6,300	98,826
TV Tokyo Holdings Corp.	1,800	35,951
TYK Corp.	6,000	17,552
UACJ Corp. (a) (d)	9,185	240,499
Ube Industries, Ltd. (d)	24,700	484,845
Ubicom Holdings, Inc.	400	10,439
Uchida Yoko Co., Ltd.	2,600	126,038
Ueki Corp. (d)	2,200	29,854
Ulvac, Inc.	9,300	531,937
Uniden Holdings Corp.	1,100	29,038
Union Tool Co.	3,400	120,052
Unipres Corp. (d)	10,600	87,143
United Super Markets Holdings, Inc.	18,100	178,535
UNITED, Inc.	3,000	44,189
Unitika, Ltd. (a) (d)	15,600	55,114
Universal Entertainment Corp. (a)	7,300	165,021
Urbanet Corp. Co., Ltd.	4,500	12,627
Usen-Next Holdings Co., Ltd. (d)	2,700	84,052
Ushio, Inc.	31,300	588,723
UT Group Co., Ltd.	6,600	195,670
Utoc Corp.	5,100	25,248
Uzabase, Inc. (a)	1,200	25,962
V Technology Co., Ltd. (d)	2,700	106,849
V-Cube, Inc. (d)	2,100	29,531
Valor Holdings Co., Ltd.	11,800	255,274
Valqua, Ltd.	6,000	115,634
Value HR Co., Ltd.	1,000	16,117
ValueCommerce Co., Ltd.	4,300	183,631
Vector, Inc. (a)	8,200	84,760
Vertex Corp.	1,000	29,352
Village Vanguard Co., Ltd. (a)	2,300	22,744
VINX Corp.	1,000	8,777
VisasQ, Inc. (a)	300	17,119
Vital KSK Holdings, Inc. (d)	14,200	101,260
VT Holdings Co., Ltd.	24,300	119,966
Wacoal Holdings Corp.	12,400	262,942
Wacom Co., Ltd.	39,500	252,305
Wakachiku Construction Co., Ltd. (d)	4,600	84,988
Wakamoto Pharmaceutical Co., Ltd. (a) (d)	9,000	27,746
Wakita & Co., Ltd.	11,200	108,794
Warabeya Nichiyo Holdings Co., Ltd.	4,200	96,123
Waseda Academy Co., Ltd.	1,400	12,356
Watahan & Co., Ltd.	3,200	36,064
Watts Co., Ltd. (d)	1,900	14,909

Japan—(Continued)
WDB Holdings Co., Ltd.	2,700	85,726
Weathernews, Inc.	1,500	87,696
Welbe, Inc.	2,300	32,191
Wellnet Corp.	4,400	20,421
West Holdings Corp.	5,629	248,970
Will Group, Inc.	4,200	47,115
WIN-Partners Co., Ltd.	5,000	43,951
Wood One Co., Ltd. (d)	2,600	26,353
World Co., Ltd. (a)	5,000	66,996
World Holdings Co., Ltd.	2,500	64,653
Wow World, Inc. (d)	1,500	23,991
Wowow, Inc.	2,200	48,070
Writeup Co., Ltd. (a)	400	11,176
Xebio Holdings Co., Ltd.	8,700	88,445
Y.A.C. Holdings Co., Ltd. (d)	1,800	14,165
YA-MAN, Ltd.	8,800	106,687
Yachiyo Industry Co., Ltd. (d)	3,900	34,773
Yahagi Construction Co., Ltd. (d)	9,500	68,382
Yaizu Suisankagaku Industry Co., Ltd. (d)	4,400	40,147
YAKUODO Holdings Co., Ltd. (d)	2,900	62,530
YAMABIKO Corp.	11,500	127,719
YAMADA Consulting Group Co., Ltd. (d)	3,100	31,540
Yamagata Bank, Ltd. (The) (d)	9,300	71,435
Yamaguchi Financial Group, Inc. (d)	57,500	339,873
Yamaichi Electronics Co., Ltd.	7,500	111,250
Yamanashi Chuo Bank, Ltd. (The) (d)	10,400	78,854
Yamatane Corp.	3,400	48,544
Yamato Corp. (d)	6,600	44,630
Yamato Kogyo Co., Ltd.	12,200	391,340
Yamaura Corp.	2,800	22,976
Yamaya Corp. (d)	1,150	25,606
Yamazawa Co., Ltd.	1,000	15,521
Yamazen Corp. (d)	19,500	187,628
Yaoko Co., Ltd. (d)	3,400	207,938
Yashima Denki Co., Ltd. (d)	7,500	67,090
Yasuda Logistics Corp. (d)	4,900	42,551
Yasunaga Corp.	1,700	18,873
Yellow Hat, Ltd. (d)	10,300	180,001
Yodogawa Steel Works, Ltd. (d)	6,800	148,625
Yokogawa Bridge Holdings Corp.	10,500	229,239
Yokohama Reito Co., Ltd.	15,500	123,213
Yokowo Co., Ltd. (d)	4,300	96,734
Yomeishu Seizo Co., Ltd. (d)	2,400	40,330
Yondenko Corp.	3,200	49,395
Yondoshi Holdings, Inc.	4,600	75,467
Yorozu Corp. (d)	6,500	69,941
Yotai Refractories Co., Ltd.	4,100	45,208
Yuasa Funashoku Co., Ltd.	1,300	36,574
Yuasa Trading Co., Ltd.	5,800	157,176
Yuken Kogyo Co., Ltd.	1,700	26,702
Yurtec Corp.	12,000	78,537
Yushin Precision Equipment Co., Ltd.	2,900	20,964
Yushiro Chemical Industry Co., Ltd. (d)	3,700	39,496
Yutaka Giken Co., Ltd. (d)	600	10,621
Zaoh Co., Ltd.	800	12,515
Zenrin Co., Ltd. (d)	9,750	93,992
ZERIA Pharmaceutical Co., Ltd.	600	11,069

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Zojirushi Corp.	800	$12,833
Zuiko Corp.	4,000	34,369

		158,655,161

Jersey, Channel Islands—0.1%
Centamin plc	366,127	471,839
JTC plc	4,260	42,455
Sanne Group plc	13,603	164,336

		678,630

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,540	200,684
VP Bank AG - Class A	1,049	105,513

		306,197

Luxembourg—0.3%
APERAM S.A.	14,446	796,197
Befesa S.A.	6,897	526,382
L’Occitane International S.A.	87,500	294,696
SES S.A.	38,192	341,567

		1,958,842

Macau—0.0%
MECOM Power and Construction, Ltd. (d)	46,000	20,459
SJM Holdings, Ltd. (a) (d)	275,000	186,062

		206,521

Mongolia—0.0%
Mongolian Mining Corp. (a)	33,000	13,300
Turquoise Hill Resources, Ltd. (a)	12,079	178,620

		191,920

Netherlands—2.8%
Aalberts NV	31,181	1,780,654
Accell Group NV (a)	6,628	293,729
AMG Advanced Metallurgical Group NV	10,120	326,923
Amsterdam Commodities NV (a)	3,350	91,092
Arcadis NV (d)	26,950	1,343,571
ASR Nederland NV	40,042	1,821,723
Atrium European Real Estate, Ltd. (a)	58,993	214,094
Basic-Fit NV (a) (d)	8,733	399,990
BE Semiconductor Industries NV	20,598	1,626,138
Beter Bed Holding NV (a) (d)	5,373	33,216
Boskalis Westminster	22,517	681,925
Brack Capital Properties NV (a)	856	92,745
Brunel International NV	8,065	94,413
Corbion NV	16,447	794,356
Flow Traders	10,451	404,370
ForFarmers NV	10,101	50,425
Fugro NV (a)	20,885	217,849
GrandVision NV	7,638	251,182
Heijmans NV	7,961	109,668
Hunter Douglas NV (a)	1,544	175,385
IMCD NV	9,949	1,888,902

Netherlands—(Continued)
Intertrust NV (a)	15,775	236,100
Kendrion NV	4,279	106,724
Koninklijke BAM Groep NV (a)	99,485	315,321
Koninklijke Vopak NV	4,202	165,188
Lucas Bols B.V. (a)	1,325	15,615
Mediaset NV	120,075	344,354
Nedap NV	1,849	124,799
New World Resources plc (a) (b) (c)	11,898	0
OCI NV (a)	14,410	420,122
Ordina NV	33,735	128,332
PostNL NV	140,500	677,595
Rhi Magnesita NV	4,696	206,135
SBM Offshore NV	44,193	783,654
SIF Holding NV	1,259	21,111
Signify NV	34,152	1,696,753
Sligro Food Group NV (a)	8,989	244,147
SNS REAAL NV (a) (b) (c)	105,329	0
TKH Group NV	11,770	652,162
TomTom NV (a)	22,362	177,031
Van Lanschot Kempen NV	5,446	167,503

		19,174,996

New Zealand—0.6%
Air New Zealand, Ltd. (a) (d)	45,287	50,897
Arvida Group, Ltd.	78,865	113,937
Briscoe Group, Ltd.	13,123	62,894
Chorus, Ltd. (d)	102,435	467,952
Delegat Group, Ltd.	5,769	57,410
Eroad, Ltd. (a)	4,808	19,070
Freightways, Ltd.	28,712	252,244
Gentrack Group, Ltd. (a)	7,810	10,005
Hallenstein Glasson Holdings, Ltd.	13,182	63,243
Heartland Group Holdings, Ltd.	101,737	162,607
Infratil, Ltd.	19,740	108,355
Investore Property, Ltd. (REIT)	46,089	62,900
Kathmandu Holdings, Ltd.	106,864	116,837
Michael Hill International, Ltd.	82,929	52,620
NEW Zealand King Salmon Investments, Ltd. (a)	8,061	8,072
New Zealand Refining Co., Ltd. (The) (a) (d)	39,302	24,115
NZME, Ltd.	71,247	50,378
NZX, Ltd.	67,435	78,844
Oceania Healthcare, Ltd.	92,097	93,941
Pacific Edge, Ltd. (a)	55,418	58,464
PGG Wrightson, Ltd.	5,854	14,850
Pushpay Holdings, Ltd. (a)	101,573	128,955
Restaurant Brands New Zealand, Ltd. (a)	7,507	81,585
Sanford, Ltd. (a) (d)	17,782	62,405
Scales Corp., Ltd.	25,709	97,450
Serko, Ltd. (a)	3,960	22,684
Skellerup Holdings, Ltd.	44,588	180,004
SKY Network Television, Ltd. (a)	45,879	62,146
SKYCITY Entertainment Group, Ltd.	180,796	399,303
Steel & Tube Holdings, Ltd.	51,732	36,794
Summerset Group Holdings, Ltd.	35,008	366,796
Synlait Milk, Ltd. (a) (d)	17,226	44,081
Tourism Holdings, Ltd. (a)	26,255	46,840

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
TOWER, Ltd.	59,836	$26,874
Trustpower, Ltd.	13,980	70,504
Turners Automotive Group, Ltd.	8,394	25,815
Warehouse Group, Ltd. (The)	26,369	74,704
Z Energy, Ltd.	89,671	209,094

		3,865,669

Nigeria—0.0%
Airtel Africa plc	121,080	163,521

Norway—0.9%
ABG Sundal Collier Holding ASA	134,443	140,879
Akastor ASA (a) (d)	47,184	32,434
Aker Solutions ASA (a)	65,910	146,302
American Shipping Co. ASA (a)	16,816	60,777
Arcticzymes Technologies ASA (a)	3,275	32,465
Atea ASA (a)	18,057	311,868
Avance Gas Holding, Ltd.	14,826	71,924
Axactor SE (a) (d)	50,628	53,792
B2Holding ASA (a)	54,575	63,501
Bank Norwegian ASA (a)	42,978	513,740
Bonheur ASA	8,017	277,715
Borregaard ASA	27,155	656,964
BW Energy, Ltd. (a)	25,058	80,026
BW Offshore, Ltd.	24,958	81,025
Crayon Group Holding ASA (a)	7,537	140,830
DNO ASA (a)	137,884	157,123
Europris ASA	48,402	319,345
Fjordkraft Holding ASA	15,787	87,761
Frontline, Ltd. (a)	24,578	224,363
Grieg Seafood ASA (a)	13,378	124,938
Hexagon Composites ASA	36,341	128,384
IDEX Biometrics ASA (a)	200,592	55,290
Itera ASA	17,553	31,684
Kid ASA	1,701	21,970
Kitron ASA	4,901	10,120
Kongsberg Automotive ASA (a) (d)	141,487	39,271
Medistim ASA	824	30,192
MPC Container Ships A.S. (a)	30,731	72,714
Multiconsult ASA	727	14,881
Nordic Nanovector ASA (a) (d)	11,705	31,961
Norway Royal Salmon ASA	3,997	81,816
Norwegian Energy Co. ASA (a) (d)	493	8,520
Ocean Yield ASA (d)	5,800	27,207
Odfjell Drilling, Ltd. (a)	25,648	57,960
Odfjell SE - A Shares (a) (d)	1,949	6,436
Olav Thon Eiendomsselskap ASA	1,714	36,429
Otello Corp. ASA (a)	30,885	107,410
PCI Biotech Holding ASA (a) (d)	2,821	5,485
PGS ASA (a) (d)	106,228	66,764
Protector Forsikring ASA	25,433	255,374
Sbanken ASA	25,013	287,626
Selvaag Bolig ASA	14,928	92,966
Solon Eiendom ASA (a)	6,503	28,113
SpareBank 1 Sorost-Norge	1,965	11,882
SpareBank 1 SR Bank ASA	1,313	18,227

Norway—(Continued)
Sparebanken More	246	11,182
Stolt-Nielsen, Ltd.	6,538	91,610
TGS ASA	32,320	342,168
Treasure ASA	21,003	36,093
Veidekke ASA	28,524	349,784
Wallenius Wilhelmsen ASA (a)	14,567	54,455
Wilh Wilhelmsen Holding ASA - Class A	3,078	61,547
XXL ASA (a) (d)	45,078	84,492

		6,137,785

Peru—0.0%
Hochschild Mining plc	95,965	170,869

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	19,705

Portugal—0.3%
Altri SGPS S.A.	27,747	171,095
Banco Comercial Portugues S.A. - Class R (a)	2,143,248	387,976
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
Corticeira Amorim SGPS S.A.	2,047	27,863
CTT-Correios de Portugal S.A.	47,697	254,710
Greenvolt-Energias Renovaveis S.A. (a) (d)	504	3,474
Mota-Engil SGPS S.A. (a) (d)	25,385	40,086
Navigator Co. S.A. (The)	71,289	248,824
NOS SGPS S.A.	74,998	300,450
Novabase SGPS S.A. (a)	7,827	42,560
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	360,699
Sonae SGPS S.A.	309,228	324,959

		2,162,696

Russia—0.1%
Petropavlovsk plc (a)	813,649	224,547

Singapore—1.2%
Abterra, Ltd. (a) (b) (c)	51,720	278
AEM Holdings, Ltd.	38,400	113,697
Ascendas India Trust	242,700	256,097
Avarga, Ltd.	46,000	9,449
Banyan Tree Holdings, Ltd. (a)	97,700	23,121
Best World International, Ltd. (a) (b) (c)	80,000	14,895
BOC Aviation, Ltd.	23,400	194,493
Bonvests Holdings, Ltd.	18,000	12,726
Boustead Projects, Ltd.	24,607	16,796
Boustead Singapore, Ltd.	82,025	58,139
Bukit Sembawang Estates, Ltd.	56,100	199,631
BW LPG, Ltd.	21,752	117,752
Centurion Corp., Ltd. (a)	98,400	24,291
China Aviation Oil Singapore Corp., Ltd.	83,000	57,727
Chip Eng Seng Corp., Ltd.	136,300	40,739
Chuan Hup Holdings, Ltd.	125,000	22,167
ComfortDelGro Corp., Ltd.	506,900	562,874
COSCO Shipping International Singapore Co., Ltd. (a)	332,100	68,257
Creative Technology, Ltd. (a)	16,300	26,117
CSE Global, Ltd.	114,300	40,276
CW Group Holdings, Ltd. (a) (b) (c)	106,000	590

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Delfi, Ltd.	80,600	$45,237
Ezion Holdings, Ltd. (a) (b) (c)	753,729	4,496
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	1,518
Far East Orchard, Ltd.	74,044	59,881
First Resources, Ltd.	141,400	168,282
Food Empire Holdings, Ltd.	54,000	31,383
Fraser and Neave, Ltd.	36,400	37,755
Frencken Group, Ltd.	57,600	97,063
Fu Yu Corp., Ltd.	98,800	21,120
Gallant Venture, Ltd. (a)	257,900	24,341
Geo Energy Resources, Ltd.	155,000	31,361
GK Goh Holdings, Ltd.	12,000	9,892
Golden Agri-Resources, Ltd.	1,606,500	276,282
Golden Energy & Resources, Ltd. (a)	69,000	17,143
GuocoLand, Ltd.	68,800	83,086
Halcyon Agri Corp., Ltd. (a)	155,813	26,692
Hanwell Holdings, Ltd.	19,000	5,603
Haw Par Corp., Ltd.	29,700	251,756
Hiap Hoe, Ltd.	58,000	28,193
Ho Bee Land, Ltd.	49,800	103,390
Hong Fok Corp., Ltd.	107,140	61,526
Hong Leong Asia, Ltd.	52,600	31,193
Hong Leong Finance, Ltd.	37,900	66,463
Hotel Grand Central, Ltd.	26,435	19,644
Hour Glass, Ltd. (The)	75,300	86,475
Hrnet Group, Ltd.	67,700	38,319
Hwa Hong Corp., Ltd.	138,000	34,556
Hyflux, Ltd. (a) (b) (c)	179,500	11,107
iFAST Corp., Ltd.	25,500	176,071
IGG, Inc.	227,000	212,714
Indofood Agri Resources, Ltd. (a)	152,000	33,365
InnoTek, Ltd. (a)	17,400	10,203
Japfa, Ltd.	98,670	49,359
k1 Ventures, Ltd. (a) (b) (c)	80,800	0
Kenon Holdings, Ltd.	5,886	243,383
Keppel Infrastructure Trust	849,718	340,886
KSH Holdings, Ltd.	25,700	6,523
Low Keng Huat Singapore, Ltd.	122,600	38,859
Metro Holdings, Ltd.	141,600	79,250
Mewah International, Inc.	110,000	30,097
Midas Holdings, Ltd. (a) (b) (c)	452,000	11,984
mm2 Asia, Ltd. (a)	299,600	11,544
NetLink NBN Trust	185,000	135,323
NSL, Ltd.	15,000	8,948
Overseas Union Enterprise, Ltd.	70,300	69,482
Oxley Holdings, Ltd.	265,212	39,847
Pan-United Corp., Ltd.	53,750	11,906
Propnex, Ltd.	7,700	9,661
Q&M Dental Group Singapore, Ltd.	50,160	20,429
QAF, Ltd.	74,167	47,276
Raffles Education Corp., Ltd. (a)	335,506	23,731
Raffles Medical Group, Ltd.	229,411	244,673
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings, Ltd.	108,000	70,604
Roxy-Pacific Holdings, Ltd. (a)	94,325	32,832
SBS Transit, Ltd.	25,600	56,204
Sembcorp Industries, Ltd.	234,400	314,836

Singapore—(Continued)
Sembcorp Marine, Ltd. (a)	3,881,145	235,158
Sheng Siong Group, Ltd.	146,100	159,126
SHS Holdings, Ltd. (a)	47,000	5,296
SIA Engineering Co., Ltd. (a)	55,200	85,365
SIIC Environment Holdings, Ltd.	220,300	32,377
Sinarmas Land, Ltd.	618,500	121,452
Sing Holdings, Ltd.	82,000	22,654
Singapore Land Group, Ltd.	20,800	40,251
Singapore Post, Ltd.	414,200	193,268
Singapore Press Holdings, Ltd.	360,400	519,798
Stamford Land Corp., Ltd.	158,000	56,541
StarHub, Ltd.	117,100	104,937
Straits Trading Co., Ltd.	6,800	15,397
Swiber Holdings, Ltd. (a) (b) (c)	117,749	1,769
Thomson Medical Group, Ltd. (a)	328,600	20,071
Tuan Sing Holdings, Ltd.	181,205	65,558
UMS Holdings, Ltd.	116,250	144,206
United Overseas Insurance, Ltd.	4,000	20,340
UOB-Kay Hian Holdings, Ltd.	121,277	139,116
Vicom, Ltd.	26,000	38,588
Wee Hur Holdings, Ltd.	85,000	12,494
Wing Tai Holdings, Ltd.	119,321	159,044
XP Power, Ltd.	4,868	337,613
Yeo Hiap Seng, Ltd.	20,155	12,731

		8,407,009

South Africa—0.1%
Investec plc	62,530	266,212
Mediclinic International plc (a)	122,923	516,339

		782,551

Spain—2.2%
Acciona S.A.	3,346	554,965
Acerinox S.A.	66,512	848,126
Alantra Partners S.A.	6,139	112,355
Almirall S.A.	21,750	344,795
Amper S.A. (a)	224,339	47,847
Applus Services S.A.	33,014	311,833
Atresmedia Corp. de Medios de Comunicacion S.A. (a)	31,355	133,425
Azkoyen S.A.	3,142	21,333
Banco de Sabadell S.A. (a)	1,198,287	1,003,385
Bankinter S.A.	186,237	1,090,205
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings S.A.	12,772	268,498
Cie Automotive S.A.	13,586	342,097
Construcciones y Auxiliar de Ferrocarriles S.A. (a)	5,880	244,844
Distribuidora Internacional de Alimentacion S.A. (a)	2,455,491	41,848
Ebro Foods S.A. (d)	20,251	385,739
eDreams ODIGEO S.A. (a)	17,603	152,615
Elecnor S.A.	11,262	126,405
Enagas S.A.	49,655	1,103,565
Ence Energia y Celulosa S.A (a)	57,034	157,100
Ercros S.A. (a)	30,406	123,703
Faes Farma S.A.	95,055	373,949
Fluidra S.A.	16,366	646,658
Fomento de Construcciones y Contratas S.A.	12,522	151,276

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Gestamp Automocion S.A. (a)	18,173	$70,070
Global Dominion Access S.A.	25,444	127,672
Grupo Catalana Occidente S.A.	15,169	553,925
Grupo Empresarial San Jose S.A. (d)	8,320	47,032
Grupo Ezentis S.A. (a) (d)	78,251	29,428
Iberpapel Gestion S.A.	1,128	24,426
Indra Sistemas S.A. (a)	42,149	446,943
Laboratorios Farmaceuticos Rovi S.A.	4,330	279,681
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	186,237	365,668
Mapfre S.A.	139,202	303,372
Mediaset Espana Comunicacion S.A. (a)	49,361	279,808
Melia Hotels International S.A. (a)	31,617	233,868
Miquel y Costas & Miquel S.A.	6,417	125,638
Neinor Homes S.A. (a)	4,237	56,654
Obrascon Huarte Lain S.A. (a)	47,913	34,711
Pharma Mar S.A.	3,957	339,929
Prim S.A.	3,013	50,185
Promotora de Informaciones S.A. - Class A (a)	83,921	56,089
Prosegur Cash S.A.	11,698	9,397
Prosegur Cia de Seguridad S.A.	54,905	162,498
Realia Business S.A. (a)	143,011	115,472
Sacyr S.A.	125,224	305,230
Solaria Energia y Medio Ambiente S.A. (a)	19,439	305,496
Talgo S.A. (a)	22,161	114,211
Tecnicas Reunidas S.A. (a) (d)	11,115	104,934
Tubacex S.A. (a) (d)	32,455	58,542
Unicaja Banco S.A.	267,421	275,456
Vidrala S.A.	5,159	562,839
Viscofan S.A.	10,515	687,633
Vocento S.A. (a)	18,128	22,140
Zardoya Otis S.A.	44,048	358,104

		15,093,617

Sweden—3.5%
AcadeMedia AB	21,250	144,898
AddLife AB - Class B	6,428	233,247
AddNode Group AB	7,307	289,530
AddTech AB - B Shares	4,855	85,939
AFRY AB - B Shares	8,177	249,340
Alimak Group AB	10,425	156,071
Ambea AB	4,741	34,535
Annehem Fastigheter AB - Class B (a)	7,859	31,384
Arise AB (a)	4,852	19,862
Arjo AB - B Shares	78,197	964,731
Atrium Ljungberg AB - B Shares	12,121	253,455
Attendo AB (a)	28,610	123,502
Beijer Alma AB	13,962	316,836
Beijer Electronics Group AB (a)	7,843	52,863
Bergman & Beving AB	10,176	171,076
Besqab AB	1,061	18,308
Betsson AB - Class B (a)	39,536	327,980
BHG Group AB (a)	13,680	197,838
Bilia AB - A Shares	27,610	497,870
BioGaia AB - B Shares	5,052	254,049
Biotage AB	20,199	551,914
Bonava AB - B Shares	18,068	164,112

Sweden—(Continued)
Boozt AB (a)	4,572	76,011
Bravida Holding AB	44,355	595,764
Bufab AB	11,463	408,141
Bulten AB	4,294	41,165
Byggmax Group AB	18,326	156,489
Catena AB	7,656	411,416
Cellavision AB	1,772	78,774
Clas Ohlson AB - B Shares	15,608	160,376
Cloetta AB - B Shares	79,517	245,932
Coor Service Management Holding AB	24,209	229,465
Corem Property Group AB - B Shares	182,923	483,680
Dios Fastigheter AB	26,164	253,660
Doro AB (a)	3,391	24,428
Duni AB (a)	13,288	153,535
Dustin Group AB	21,864	235,009
Eastnine AB	7,088	116,694
Elanders AB - B Shares	1,453	24,246
Electrolux Professional AB - Class B (a)	42,587	303,222
Eltel AB (a)	18,428	38,455
Enea AB (a)	4,082	98,696
Eolus Vind AB - B Shares	935	16,635
eWork Group AB	2,864	36,217
Fagerhult AB	19,392	147,276
Fastighets AB Trianon	596	14,261
FastPartner AB - Class A	10,644	127,544
FastPartner AB - D Shares	332	3,069
Fingerprint Cards AB - Class B (a) (d)	28,890	79,690
GARO AB	3,411	72,622
GHP Specialty Care AB	7,172	20,962
Granges AB	31,689	381,306
Haldex AB (a)	16,480	87,024
Heba Fastighets AB - Class B	9,527	138,646
Hexatronic Group AB	4,134	128,544
HMS Networks AB	5,072	244,011
Hoist Finance AB (a)	12,983	45,679
Humana AB (a)	6,890	57,571
Instalco AB	7,795	356,282
Inwido AB	16,291	272,256
ITAB Shop Concept AB (a)	1,944	2,982
JM AB	18,032	636,996
John Mattson Fastighetsforetagen AB (a)	654	12,807
Know It AB	7,992	322,285
Kungsleden AB	61,545	808,115
Lagercrantz Group AB - B Shares	64,002	762,169
LeoVegas AB	5,910	23,094
Lime Technologies AB	808	31,570
Lindab International AB	25,702	648,868
Loomis AB	10,435	282,368
Mekonomen AB (a)	11,543	204,280
MIPS AB	5,364	537,931
Modern Times Group MTG AB - B Shares (a)	17,267	209,001
Momentum Group AB - Class B	8,890	201,776
Mycronic AB	17,551	437,681
NCC AB - B Shares	9,329	146,357
Nederman Holding AB	7,692	144,555
Nelly Group AB (a)	2,434	9,373
Net Insight AB - Class B (a)	74,697	29,853

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
New Wave Group AB - B Shares (a)	19,643	$293,256
Nobia AB	40,224	264,985
Nobina AB	35,717	319,780
Nolato AB - B Shares	60,216	714,099
Nordic Waterproofing Holding AB	3,742	87,750
NP3 Fastigheter AB	11,449	296,990
Nyfosa AB	66,093	930,680
OEM International AB - B Shares	11,400	210,054
Pandox AB (a)	9,164	145,061
Peab AB - Class B	20,940	217,169
Platzer Fastigheter Holding AB - Class B	15,422	230,571
Pricer AB - B Shares	32,212	104,402
Proact IT Group AB	8,496	67,880
Qliro AB (a)	2,434	8,573
Ratos AB - B Shares	61,820	362,906
RaySearch Laboratories AB (a)	7,859	55,224
Rottneros AB	26,936	28,281
SAS AB (a)	752,310	163,983
Scandi Standard AB	18,069	108,135
Scandic Hotels Group AB (a) (d)	23,341	94,856
Sectra AB - B Shares (a)	30,910	621,123
Semcon AB	5,540	77,801
Sensys Gatso Group AB (a)	223,283	25,907
SkiStar AB (a)	13,849	285,563
Stendorren Fastigheter AB (a)	1,235	32,383
Systemair AB	22,572	197,308
Tethys Oil AB	2,076	14,345
Troax Group AB	11,680	446,300
VBG Group AB - B Shares	2,387	46,730
Vitec Software Group AB - B Shares	1,425	77,818
Wihlborgs Fastigheter AB	27,465	546,939

		24,033,006

Switzerland—6.9%
Aevis Victoria S.A. (a)	892	12,675
Allreal Holding AG	4,342	857,203
ALSO Holding AG (a)	2,049	588,122
APG SGA S.A. (a)	390	90,200
Arbonia AG (d)	14,726	285,519
Aryzta AG (a)	230,151	343,257
Ascom Holding AG (a)	3,201	50,130
Autoneum Holding AG (a)	1,187	191,350
Bachem Holding AG - Class B	1,138	866,040
Baloise Holding AG	2,740	417,779
Banque Cantonale de Geneve	750	134,511
Banque Cantonale Vaudoise	4,186	318,343
Belimo Holding AG	2,560	1,355,388
Bell Food Group AG	693	214,233
Bellevue Group AG	3,322	140,002
Berner Kantonalbank AG	1,494	331,890
BKW AG	6,201	668,876
Bobst Group S.A. (a)	3,214	278,574
Bossard Holding AG - Class A	2,139	667,552
Bucher Industries AG	2,031	965,079
Burckhardt Compression Holding AG	610	246,570
Burkhalter Holding AG	1,499	106,206

Switzerland—(Continued)
Bystronic AG	471	635,127
Calida Holding AG	1,703	82,227
Carlo Gavazzi Holding AG	124	33,196
Cembra Money Bank AG	9,521	641,538
Cicor Technologies, Ltd. (a) (d)	644	39,287
Cie Financiere Tradition S.A.	597	71,218
Clariant AG (a)	59,367	1,112,286
Coltene Holding AG (a)	1,490	188,814
Comet Holding AG	1,621	561,271
Daetwyler Holding AG	269	95,377
DKSH Holding AG	11,314	884,863
dormakaba Holding AG	835	606,325
Dufry AG (a)	14,576	812,013
EDAG Engineering Group AG (a)	3,171	43,514
EFG International AG (a)	30,423	220,479
Emmi AG	657	677,855
Energiedienst Holding AG	4,654	209,429
Evolva Holding S.A. (a) (d)	84,327	13,184
Feintool International Holding AG (a)	588	38,059
Fenix Outdoor International AG (d)	1,091	181,692
Ferrexpo plc	110,230	484,084
Flughafen Zurich AG (a)	5,491	979,349
Forbo Holding AG	343	675,193
Fundamenta Real Estate AG	3,326	72,112
Galenica AG	13,396	941,863
GAM Holding AG (a)	62,659	114,181
Georg Fischer AG	1,273	1,884,771
Gurit Holding AG	143	270,326
Helvetia Holding AG	10,528	1,148,933
Hiag Immobilien Holding AG	1,881	201,529
Highlight Communications AG (a)	7,829	35,400
HOCHDORF Holding AG (a) (d)	174	7,800
Huber & Suhner AG	5,184	400,228
Hypothekarbank Lenzburg AG	3	13,612
Implenia AG (a)	4,729	104,561
Ina Invest Holding AG (a)	1,388	27,689
Inficon Holding AG	501	586,820
Interroll Holding AG	220	931,147
Intershop Holding AG	466	290,157
Investis Holding S.A.	322	36,288
IWG plc (a)	194,505	758,813
Jungfraubahn Holding AG (a)	890	130,578
Kardex Holding AG	2,137	601,592
Komax Holding AG (a)	974	256,524
Kudelski S.A. (d)	13,221	55,544
Landis & Gyr Group AG (a)	3,525	225,830
Lastminute.com NV (a)	1,492	62,713
LEM Holding S.A.	166	382,593
Luzerner Kantonalbank AG	1,001	447,584
Medacta Group S.A. (a)	576	89,694
Medartis Holding AG (a)	352	40,681
Medmix Systems AG (a)	5,258	248,245
Meier Tobler Group AG (a)	1,744	35,641
Metall Zug AG - B Shares	78	164,535
Mikron Holding AG (a)	2,145	17,181
Mobilezone Holding AG	13,629	187,913
Mobimo Holding AG (a)	2,123	705,688

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
OC Oerlikon Corp. AG	62,425	$683,885
Orascom Development Holding AG (a)	4,230	50,360
Orell Fuessli Holding AG (d)	331	32,258
Orior AG	1,947	190,109
Phoenix Mecano AG	274	131,508
Plazza AG - Class A	250	90,322
PSP Swiss Property AG	13,459	1,619,142
Resurs Holding AB	27,086	125,481
Rieter Holding AG (a)	1,344	292,892
Romande Energie Holding S.A.	111	153,693
Schaffner Holding AG	238	71,924
Schmolz & Bickenbach AG (a)	161,565	65,960
Schweiter Technologies AG	354	505,795
Schweizerische Nationalbank	5	28,095
Sensirion Holding AG (a)	1,446	176,038
SFS Group AG	5,311	715,286
Siegfried Holding AG (a)	1,427	1,262,383
SIG Combibloc Group AG (a)	11,699	310,283
St. Galler Kantonalbank AG	970	433,222
Sulzer AG	5,258	497,904
Swiss Prime Site AG	11,336	1,103,965
Swissquote Group Holding S.A.	3,768	689,205
Tecan Group AG	1,850	1,043,978
TX Group AG (a)	1,079	178,063
U-Blox Holding AG (a)	2,199	144,591
V-ZUG Holding AG (a)	780	108,979
Valiant Holding AG	5,102	485,668
Valora Holding AG (a)	1,153	226,163
VAT Group AG	7,233	2,849,539
Vaudoise Assurances Holding S.A.	306	147,661
Vetropack Holding AG	4,400	271,776
Vifor Pharma AG	1,267	164,051
Von Roll Holding AG (a) (d)	16,704	18,631
Vontobel Holding AG	9,439	797,235
VZ Holding AG	4,180	414,371
Walliser Kantonalbank	1,345	145,154
Warteck Invest AG	53	138,603
Ypsomed Holding AG	621	101,939
Zehnder Group AG	4,202	444,501
Zug Estates Holding AG - B Shares	83	176,022
Zuger Kantonalbank AG	57	409,499

		47,390,779

Taiwan—0.0%
FIT Hon Teng, Ltd. (a) (d)	80,000	16,658

Tanzania—0.0%
Helios Towers plc (a)	31,956	77,541

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	48,617

United Kingdom—13.4%
4imprint Group plc	7,046	284,596
888 Holdings plc	95,449	551,396
A.G. Barr plc (a)	34,817	242,302

United Kingdom—(Continued)
Advanced Medical Solutions Group plc	10,237	42,462
Air Partner plc	4,960	6,426
AJ Bell plc	46,708	250,684
Alfa Financial Software Holdings plc	5,160	12,608
Alliance Pharma plc	75,826	106,190
Anglo Pacific Group plc	51,447	90,924
Anglo-Eastern Plantations plc	5,782	49,035
Appreciate Group plc	23,099	8,848
Arrow Global Group plc (a)	15,909	65,821
Ascential plc (a)	66,869	369,017
Ashmore Group plc	97,994	445,450
Avon Protection plc	8,677	226,479
Babcock International Group plc (a)	152,440	756,540
Balfour Beatty plc	201,378	730,825
Beazley plc (a)	163,069	826,481
Begbies Traynor Group plc	20,686	38,058
Bellway plc	29,799	1,306,233
Biffa plc (a)	40,575	193,436
Bloomsbury Publishing plc	28,218	126,809
Bodycote plc	64,772	754,265
boohoo Group plc (a)	12,408	36,267
Braemar Shipping Services plc	7,120	24,366
Brewin Dolphin Holdings plc	98,930	507,107
Britvic plc	74,790	894,466
Bytes Technology Group plc (a)	35,838	243,475
Cairn Energy plc	170,133	424,971
Capita plc (a)	186,764	127,233
Card Factory plc (a)	103,756	75,137
CareTech Holdings plc	13,900	119,678
Carr’s Group plc	19,239	40,125
Castings plc	2,870	13,564
Centaur Media plc	92,526	62,958
Central Asia Metals plc	20,359	59,778
Centrica plc (a)	925,921	706,514
Chemring Group plc	102,749	436,540
Chesnara plc	50,709	193,663
Cineworld Group plc (a) (d)	111,361	117,683
Clarkson plc	8,219	416,192
Clinigen Group plc	30,848	263,102
Clipper Logistics plc	11,008	107,275
Close Brothers Group plc	45,801	946,411
CLS Holdings plc	60,694	179,498
CMC Markets plc	42,124	157,527
Coats Group plc	208,216	188,911
Computacenter plc	26,912	971,524
Concentric AB	11,928	225,291
ContourGlobal plc	20,383	51,721
Costain Group plc (a) (d)	35,950	27,171
Countryside Properties plc (a)	139,641	945,202
Cranswick plc	15,648	748,159
Crest Nicholson Holdings plc	83,456	427,793
Currys plc	250,394	449,479
CVS Group plc (a)	15,668	504,345
Daily Mail & General Trust plc	48,574	700,066
De La Rue plc (a)	52,440	129,045
Devro plc	56,716	162,612
DFS Furniture plc (a)	43,792	153,073

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Dialight plc (a)	5,140	$24,689
Dignity plc (a) (d)	19,579	177,045
Diploma plc	26,235	986,451
DiscoverIE Group plc	22,813	320,853
Domino’s Pizza Group plc	134,943	714,514
dotdigital group plc	32,133	103,990
Drax Group plc	123,481	798,664
Dunelm Group plc	27,630	523,528
DWF Group plc	6,312	9,303
EKF Diagnostics Holdings plc	38,020	43,027
Electrocomponents plc	63,341	911,351
Elementis plc (a)	202,330	404,500
EMIS Group plc	13,707	256,389
Endeavour Mining plc	21,372	481,064
EnQuest plc (a)	515,849	162,434
Epwin Group plc	14,369	22,540
Equiniti Group plc (a)	96,585	232,977
Ergomed plc (a)	762	13,504
Essentra plc	94,236	336,625
Euromoney Institutional Investor plc	32,940	449,272
FDM Group Holdings plc	18,975	318,976
Fevertree Drinks plc	28,738	916,497
Firstgroup plc (a)	390,863	464,401
Flex LNG, Ltd.	8,311	148,299
Flowtech Fluidpower plc (a)	6,703	12,249
Forterra plc	58,426	218,218
Foxtons Group plc	74,860	50,185
Frasers Group plc (a)	60,772	557,448
Frontier Developments plc (a)	1,358	44,748
Fuller Smith & Turner plc - Class A (a)	9,279	92,131
Future plc	8,903	436,514
FW Thorpe plc	6,310	38,106
Galliford Try Holdings plc	49,848	122,043
Games Workshop Group plc	6,981	959,645
Gamesys Group plc	20,218	500,921
Gamma Communications plc	10,934	269,605
Gem Diamonds, Ltd.	44,142	30,449
Genel Energy plc	14,530	27,912
Genuit Group plc	68,299	637,811
Genus plc	2,956	216,677
Georgia Capital plc (a)	7,105	57,224
Go-Ahead Group plc (The) (a)	14,801	160,327
Gooch & Housego plc	2,212	37,645
Goodwin plc	188	8,755
Grafton Group plc	67,734	1,152,601
Grainger plc	208,838	854,058
Greggs plc	29,520	1,159,409
Gulf Keystone Petroleum, Ltd.	64,377	174,255
Gym Group plc (The) (a)	49,004	195,286
H&T Group plc	1,027	3,928
Halfords Group plc	72,677	297,777
Harbour Energy plc (a)	12,285	58,907
Hays plc	457,753	996,041
Headlam Group plc	31,939	209,597
Helical plc	38,476	227,253
Henry Boot plc	14,477	54,651
Hill & Smith Holdings plc	26,057	634,744

United Kingdom—(Continued)
Hilton Food Group plc	19,243	303,164
Hiscox, Ltd.	67,088	754,239
Hollywood Bowl Group plc (a)	35,798	115,918
HomeServe plc	4,134	50,253
Hunting plc	52,837	159,536
Hyve Group plc (a)	76,414	114,038
Ibstock plc	123,730	342,457
IDOX plc	75,537	71,252
IG Group Holdings plc	82,880	894,454
IMI plc	67,325	1,500,162
Impax Asset Management Group plc	9,753	150,277
Inchcape plc	140,532	1,526,115
Indivior plc (a)	153,822	442,280
IntegraFin Holdings plc	46,352	320,438
International Personal Finance plc	79,366	147,312
iomart Group plc	16,833	48,767
IP Group plc	225,731	421,449
IQE plc (a)	15,689	9,995
J.D. Wetherspoon plc (a)	24,696	342,273
James Fisher & Sons plc	17,856	205,581
James Halstead plc	10,484	74,077
Jet1 plc (a)	22,038	379,644
John Menzies plc (a)	23,155	96,767
John Wood Group plc (a)	195,202	604,259
Johnson Service Group plc (a)	61,047	121,738
Joules Group plc (a)	4,111	11,284
Jupiter Fund Management plc	156,485	519,762
Just Group plc (a)	202,647	246,777
Kainos Group plc	20,314	506,900
Keller Group plc	23,721	302,713
Kier Group plc (a)	94,700	153,520
Kin & Carta plc (a)	54,633	201,064
Lancashire Holdings, Ltd.	72,054	542,739
Learning Technologies Group plc	15,557	45,043
Liontrust Asset Management plc	6,438	184,793
Lookers plc (a)	131,372	114,669
LSL Property Services plc	25,826	151,622
Luceco plc	31,684	139,356
M&C Saatchi plc (a)	3,677	7,972
Man Group plc	461,786	1,269,970
Marks & Spencer Group plc (a)	324,090	791,773
Marshalls plc	60,744	610,022
Marston’s plc (a)	258,409	279,711
McBride plc (a)	63,975	64,940
Mears Group plc (a)	41,542	114,497
Meggitt plc (a)	117,808	1,169,736
Metro Bank plc (a)	2,816	3,964
Micro Focus International plc	29,989	164,977
Midwich Group plc	2,103	17,649
Mitchells & Butlers plc (a)	113,387	357,583
Mitie Group plc (a)	406,977	388,232
MJ Gleeson plc	13,112	139,268
Moneysupermarket.com Group plc	146,027	418,021
Morgan Advanced Materials plc	95,467	459,216
Morgan Sindall Group plc	14,642	468,733
Morses Club plc	6,380	6,611
Mortgage Advice Bureau Holdings, Ltd.	6,665	102,372

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Motorpoint group plc (a)	14,323	$72,385
N Brown Group plc (a)	62,840	42,232
Naked Wines plc (a)	4,139	38,683
National Express Group plc (a)	190,696	614,337
NCC Group plc	88,729	306,267
Next Fifteen Communications Group plc	11,797	179,002
Ninety One plc	31,130	107,867
Norcros plc	11,343	45,446
Numis Corp. plc	16,141	78,223
On the Beach Group plc (a)	32,313	166,470
OSB Group plc	62,111	417,638
Oxford Instruments plc	18,083	553,066
Pagegroup plc	102,025	849,454
Pan African Resources plc	368,191	77,222
Paragon Banking Group plc	81,611	593,856
Parkmead Group plc (The) (a)	28,991	22,301
PayPoint plc	20,570	196,452
Pendragon plc (a)	345,188	85,227
Pennon Group plc	14,476	219,215
Petrofac, Ltd. (a) (d)	76,214	171,189
Pets at Home Group plc	171,293	1,103,092
Pharos Energy plc (a)	50,968	13,273
Photo-Me International plc (a)	89,030	73,934
Playtech plc (a)	90,374	573,411
Polar Capital Holdings plc	16,568	181,020
Porvair plc	8,570	79,363
PPHE Hotel Group, Ltd. (a)	3,290	64,726
Premier Foods plc	241,797	374,487
Provident Financial plc (a)	22,978	102,285
PZ Cussons plc	74,104	224,141
QinetiQ Group plc	170,380	742,952
Quilter plc	517,517	986,731
Rank Group plc (a)	54,017	124,530
Rathbone Brothers plc	17,130	461,701
Redde Northgate plc	57,053	306,503
Redrow plc	89,477	797,570
Renew Holdings plc	8,917	94,757
Renewi plc (a)	25,541	206,985
Renishaw plc	4,702	298,179
Renold plc (a)	238	79
Restaurant Group plc (The) (a)	92,660	128,033
Ricardo plc	13,452	77,422
River & Mercantile Group plc	112	362
RM plc	43,283	137,709
Robert Walters plc	16,356	160,716
Rotork plc	249,530	1,166,588
Royal Mail plc	258,387	1,462,154
RPS Group plc	100,537	159,731
RWS Holdings plc	42,081	354,640
S&U plc	755	29,180
Sabre Insurance Group plc	44,771	132,217
Saga plc (a)	8,514	40,324
Savills plc	45,458	823,683
Secure Trust Bank plc	458	7,381
Senior plc (a)	166,890	378,568
Serco Group plc	51,037	91,678
Severfield plc	100,890	102,773

United Kingdom—(Continued)
SIG plc (a)	255,262	164,894
Smart Metering Systems plc	19,388	217,440
Smiths News plc (d)	20,535	10,904
Softcat plc	32,165	875,160
Spectris plc	27,808	1,442,291
Speedy Hire plc	177,240	151,370
Spire Healthcare Group plc (a)	58,762	161,228
Spirent Communications plc	181,575	678,892
Sportech plc (a)	20,264	10,066
SSP Group plc (a)	185,979	687,561
Stagecoach Group plc (a)	144,489	161,743
SThree plc	41,761	325,867
Stobart Group, Ltd. (a) (d)	102,535	19,579
Stock Spirits Group plc	46,758	236,155
Studio Retail Group plc (a)	17,439	62,199
STV Group plc	7,194	35,909
Superdry plc (a)	18,185	63,189
Synthomer plc	101,465	672,976
T. Clarke plc	15,381	33,824
Tate & Lyle plc	130,519	1,215,523
TBC Bank Group plc	2,170	42,318
Ted Baker plc (a)	15,673	29,956
Telecom Plus plc	18,238	295,919
Topps Tiles plc (a)	61,961	57,221
TORM plc - Class A (a) (d)	8,003	61,489
TP ICAP Group plc	262,527	565,725
Travis Perkins plc	55,600	1,140,033
Treatt plc	2,568	35,031
Trellus Health , Ltd.	2,339	0
Trifast plc	20,432	39,074
Trinity Mirror plc	164,437	772,333
TT electronics plc	60,814	212,411
Tyman plc	18,356	103,360
U & I Group plc (a)	54,856	65,901
Ultra Electronics Holdings plc	22,478	974,551
Vertu Motors plc (a)	35,216	23,764
Vesuvius plc	68,585	450,210
Victrex plc	25,139	788,119
Virgin Money UK plc (a)	190,655	519,473
Vistry Group plc	65,780	1,076,904
Vitec Group plc (The)	10,351	208,264
Vivo Energy plc	31,169	44,715
Volex plc	20,438	119,312
Volution Group plc	28,840	190,684
Vp plc	4,147	56,932
Watches of Switzerland Group plc (a)	24,712	312,653
Watkin Jones plc	36,280	110,472
WH Smith plc (a)	25,440	583,058
Wickes Group plc	76,029	232,387
Wincanton plc	40,925	195,593
Xaar plc (a)	18,088	41,026
Young & Co’s Brewery plc (a)	1,744	20,388
Young & Co’s Brewery plc - Class A (a)	2,720	56,349
Zotefoams plc	7,268	37,513

		91,382,072

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—0.4%
Argonaut Gold, Inc. (a)	76,431	$165,945
Arko Corp. (a)	9,286	93,548
Burford Capital, Ltd.	26,502	288,958
Convoy Global Holdings (b) (c)	1,314,000	5,283
Diversified Energy Co., plc	40,437	64,524
Energy Fuels, Inc. (a) (d)	19,715	137,909
Frontage Holdings Corp. (a)	40,000	25,727
Golden Star Resources, Ltd. (a) (d)	28,192	66,774
Ormat Technologies, Inc.	1	38
Ovintiv, Inc.	4,620	151,812
Primo Water Corp.	2,400	37,728
PureTech Health plc (a)	41,874	202,095
Razer, Inc. (a) (d)	532,000	108,314
REC Silicon ASA (a)	64,361	96,512
Reliance Worldwide Corp., Ltd.	154,012	564,458
Samsonite International S.A. (a)	66,300	142,066
Sims, Ltd.	57,782	552,181
Varia US Properties AG (a)	1,203	51,904
Viemed Healthcare, Inc. (a)	3,244	18,004
Vobile Group, Ltd. (a) (d)	62,000	49,439

		2,823,219

Total Common Stocks (Cost $543,578,714)		676,413,714

Preferred Stocks—0.4%

Germany—0.4%
Biotest AG	5,357	243,868
Draegerwerk AG & Co. KGaA (d)	3,031	248,156
Fuchs Petrolub SE	17,122	801,059
Jungheinrich AG	16,854	783,530
Sixt SE	4,716	421,793
Sto SE & Co. KGaA	618	144,893
Villeroy & Boch AG	505	13,587

Total Preferred Stocks (Cost $1,839,524)		2,656,886

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (a)	9,600	0

Austria—0.0%
CA Immobilien Anlagen AG (a)	21,414	0
Intercell AG (a) (b) (c)	24,163	0

		0

Germany—0.0%
Borussia Dortmund GmbH & Co KGaA (a)	22,238	438
Deutsche Lufthansa AG, Expires 10/05/21 (a) (d)	16,094	43,978

		44,416

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (c)	575,627	0

Total Rights (Cost $61,144)		44,416

Warrants—0.0%

Canada—0.0%
Cenovus Energy, Inc. (a)	807	4,766

Hong Kong—0.0%
APAC Resources, Ltd. (a)	14,165	245

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a)	309,737	0

Total Warrants (Cost $3,005)		5,011

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $1,585,436; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $1,617,226.	1,585,436	1,585,436

Total Short-Term Investments (Cost $1,585,436)		1,585,436

Securities Lending Reinvestments (e)—6.7%

Certificate of Deposit—0.2%
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	1,000,000	999,994

Repurchase Agreements—4.2%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $4,000,021; collateralized by various Common Stock with an aggregate market value of $4,444,937.	4,000,000	4,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $1,900,989; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $1,939,007.	1,900,987	1,900,987
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $6,000,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $6,120,009.	6,000,000	6,000,000

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $900,004; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $918,004.	900,000	$900,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,000,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,000,039; collateralized by various Common Stock with an aggregate market value of $1,111,260.	1,000,000	1,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,100,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% -2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,221,034.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $300,015; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $333,185.	300,000	300,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,020,051.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $7,000,033; collateralized by various Common Stock with an aggregate market value of $7,777,932.	7,000,000	7,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $669,338; collateralized by various Common Stock with an aggregate market value of $743,695.	669,312	669,312

		$28,870,299

Time Deposit—0.1%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	400,000	400,000

Mutual Funds—2.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	5,000,000	5,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $45,270,299)		45,270,293

Total Investments— 106.2% (Cost $592,338,122)		725,975,756
Other assets and liabilities (net)—(6.2)%		(42,242,336)

Net Assets—100.0%		$683,733,420

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.2% of net assets.
(d)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $62,704,804 and the collateral received consisted of cash in the amount of $45,270,299 and non-cash collateral with a value of $21,918,052. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Machinery	7.2
Real Estate Management & Development	5.0
Metals & Mining	4.8
Banks	4.1
Chemicals	3.5
Capital Markets	3.5
Electronic Equipment, Instruments & Components	3.3
Food Products	3.2
Oil, Gas & Consumable Fuels	3.1
Construction & Engineering	3.0

Glossary of Abbreviations

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$346,652	$41,489,907	$52,949	$41,889,508
Austria	—	11,295,548	0	11,295,548
Belgium	—	10,963,990	—	10,963,990
Bermuda	—	1,569	—	1,569
Cambodia	—	166,965	—	166,965
Canada	67,560,296	233,124	2,566	67,795,986
China	268,940	709,868	152,227	1,131,035
Colombia	49,989	—	—	49,989
Denmark	—	14,540,710	—	14,540,710
Faeroe Islands	—	15,703	—	15,703
Finland	—	15,864,116	—	15,864,116
France	—	29,550,575	1,339	29,551,914
Georgia	—	277,415	—	277,415
Germany	357,016	45,914,671	—	46,271,687
Ghana	—	333,202	—	333,202
Greenland	—	13,080	—	13,080
Guernsey, Channel Islands	—	49,754	—	49,754
Hong Kong	465,492	13,893,824	119,715	14,479,031
India	—	135,944	—	135,944
Ireland	68,971	3,672,587	—	3,741,558
Isle of Man	—	163,187	—	163,187
Israel	187,083	10,168,875	—	10,355,958
Italy	—	23,353,737	0	23,353,737
Japan	—	157,704,974	950,187	158,655,161
Jersey, Channel Islands	—	678,630	—	678,630
Liechtenstein	—	306,197	—	306,197
Luxembourg	—	1,958,842	—	1,958,842
Macau	—	206,521	—	206,521
Mongolia	178,620	13,300	—	191,920
Netherlands	—	19,174,996	0	19,174,996
New Zealand	—	3,865,669	—	3,865,669
Nigeria	—	163,521	—	163,521
Norway	224,363	5,913,422	—	6,137,785
Peru	—	170,869	—	170,869
Philippines	—	19,705	—	19,705
Portugal	—	2,162,696	0	2,162,696
Russia	—	224,547	—	224,547
Singapore	89,719	8,270,653	46,637	8,407,009
South Africa	—	782,551	—	782,551
Spain	—	15,093,617	0	15,093,617
Sweden	—	24,033,006	—	24,033,006

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Switzerland	$248,245	$47,142,534	$—	$47,390,779
Taiwan	—	16,658	—	16,658
Tanzania	—	77,541	—	77,541
United Arab Emirates	—	48,617	—	48,617
United Kingdom	544,022	90,838,050	—	91,382,072
United States	578,172	2,239,764	5,283	2,823,219
Total Common Stocks	71,167,580	603,915,231	1,330,903	676,413,714
Total Preferred Stocks*	—	2,656,886	—	2,656,886
Rights
Australia	—	0	—	0
Austria	—	0	0	0
Germany	44,416	—	—	44,416
Hong Kong	—	—	0	0
Total Rights	44,416	0	0	44,416
Warrants
Canada	4,766	—	—	4,766
Hong Kong	245	—	—	245
Singapore	—	0	—	0
Total Warrants	5,011	0	—	5,011
Total Short-Term Investment*	—	1,585,436	—	1,585,436
Securities Lending Reinvestments
Certificate of Deposit	—	999,994	—	999,994
Repurchase Agreements	—	28,870,299	—	28,870,299
Time Deposit	—	400,000	—	400,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	30,270,293	—	45,270,293
Total Investments	$86,217,007	$638,427,846	$1,330,903	$725,975,756

Collateral for Securities Loaned (Liability)	$—	$(45,270,299)	$—	$(45,270,299)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2021 is not presented.

During the period ended September 30, 2021, transfers from Level 2 to Level 3 in the amount of $1,403,195 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

During the period ended September 30, 2021, transfers from Level 3 to Level 2 in the amount of $110,014 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—60.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Boeing Co. (The) (a)	19,626	$4,316,543
General Dynamics Corp.	18,078	3,543,830
Lockheed Martin Corp.	7,534	2,599,983
Raytheon Technologies Corp.	94,862	8,154,338

		18,614,694

Air Freight & Logistics—0.3%
FedEx Corp.	15,771	3,458,423

Airlines—0.1%
JetBlue Airways Corp. (a)	117,242	1,792,630

Automobiles—0.8%
Tesla, Inc. (a)	14,364	11,138,995

Banks—0.8%
PNC Financial Services Group, Inc. (The)	59,571	11,654,470

Beverages—0.9%
Constellation Brands, Inc. - Class A	32,596	6,867,651
Monster Beverage Corp. (a)	60,989	5,417,653

		12,285,304

Biotechnology—1.1%
Alnylam Pharmaceuticals, Inc. (a)	2,440	460,696
ALX Oncology Holdings, Inc. (a)	2,753	203,336
Amicus Therapeutics, Inc. (a)	31,009	296,136
Apellis Pharmaceuticals, Inc. (a)	1,709	56,329
Arena Pharmaceuticals, Inc. (a)	4,270	254,278
Ascendis Pharma A/S (ADR) (a)	3,077	490,443
BioAtla, Inc. (a) (b)	3,447	101,480
Biogen, Inc. (a)	5,801	1,641,625
Blueprint Medicines Corp. (a)	2,934	301,644
Celldex Therapeutics, Inc. (a)	6,129	330,905
Exact Sciences Corp. (a)	17,968	1,715,046
Immunocore Holdings plc (ADR) (a) (b)	4,296	159,253
Kodiak Sciences, Inc. (a) (b)	2,601	249,644
Kymera Therapeutics, Inc. (a)	4,104	241,069
Mirati Therapeutics, Inc. (a)	2,218	392,386
Myovant Sciences, Ltd. (a) (b)	80,406	1,804,311
Rapt Therapeutics, Inc. (a)	6,532	202,819
Regeneron Pharmaceuticals, Inc. (a)	3,417	2,067,900
REVOLUTION Medicines, Inc. (a)	5,811	159,861
Rocket Pharmaceuticals, Inc. (a) (b)	6,348	189,742
Seagen, Inc. (a)	6,945	1,179,261
Turning Point Therapeutics, Inc. (a)	3,993	265,255
Veracyte, Inc. (a)	24,336	1,130,407
Vertex Pharmaceuticals, Inc. (a)	9,532	1,729,009
Verve Therapeutics, Inc. (a) (b)	5,850	274,950

		15,897,785

Building Products—0.6%
Johnson Controls International plc	74,377	5,063,586
Trane Technologies plc	14,404	2,486,851
Zurn Water Solutions Corp.	12,636	812,368

		8,362,805

Capital Markets—2.8%
Ares Management Corp. - Class A	88,900	6,563,487
Charles Schwab Corp. (The)	215,859	15,723,169
Hamilton Lane, Inc. - Class A	20,512	1,739,828
Morgan Stanley	112,232	10,921,296
S&P Global, Inc.	9,282	3,943,829
StepStone Group, Inc. - Class A	15,936	679,511

		39,571,120

Chemicals—1.5%
Cabot Corp.	45,069	2,258,858
Celanese Corp.	22,594	3,403,560
FMC Corp.	34,047	3,117,343
Ingevity Corp. (a)	17,291	1,234,059
Linde plc	20,664	6,062,404
Livent Corp. (a) (b)	41,310	954,674
PPG Industries, Inc.	28,267	4,042,464

		21,073,362

Commercial Services & Supplies—0.3%
Waste Management, Inc.	25,861	3,862,599

Construction & Engineering—0.1%
Dycom Industries, Inc. (a)	10,842	772,384

Consumer Finance—0.8%
American Express Co.	56,158	9,408,150
OneMain Holdings, Inc.	41,719	2,308,312

		11,716,462

Containers & Packaging—0.1%
Ball Corp.	15,649	1,407,941

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a)	101,161	1,358,592

Diversified Financial Services—0.4%
Equitable Holdings, Inc.	162,238	4,808,734
Voya Financial, Inc.	14,360	881,561

		5,690,295

Electric Utilities—1.6%
Duke Energy Corp.	74,174	7,238,641
Edison International	79,309	4,399,270
Exelon Corp.	121,575	5,876,935
FirstEnergy Corp.	156,916	5,589,348

		23,104,194

Energy Equipment & Services—0.2%
Schlumberger NV	73,093	2,166,477

Entertainment—0.9%
Electronic Arts, Inc.	40,426	5,750,599
Netflix, Inc. (a)	5,999	3,661,430
ROBLOX Corp. - Class A (a)	35,359	2,671,372

		12,083,401

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—1.1%
American Tower Corp.	14,857	$3,943,196
Rexford Industrial Realty, Inc.	61,409	3,484,961
Ryman Hospitality Properties, Inc. (a)	49,326	4,128,586
Welltower, Inc.	52,352	4,313,805

		15,870,548

Food & Staples Retailing—1.2%
Performance Food Group Co. (a)	238,565	11,083,730
Sysco Corp.	81,155	6,370,667

		17,454,397

Food Products—0.9%
Mondelez International, Inc. - Class A	179,808	10,461,230
UTZ Brands, Inc. (b)	89,002	1,524,604

		11,985,834

Health Care Equipment & Supplies—3.0%
Align Technology, Inc. (a)	4,633	3,082,937
Baxter International, Inc.	44,020	3,540,529
Becton Dickinson & Co.	17,062	4,194,181
Boston Scientific Corp. (a)	132,966	5,769,395
Danaher Corp.	25,696	7,822,890
Edwards Lifesciences Corp. (a)	43,737	4,951,466
Inari Medical, Inc. (a)	12,695	1,029,564
Insulet Corp. (a)	7,152	2,032,813
Stryker Corp.	21,427	5,650,728
Teleflex, Inc.	10,663	4,015,153

		42,089,656

Health Care Providers & Services—1.8%
Agilon Health, Inc. (a)	76,600	2,007,686
Anthem, Inc.	13,330	4,969,424
Centene Corp. (a)	61,818	3,851,880
HCA Healthcare, Inc.	8,623	2,092,974
Humana, Inc.	10,864	4,227,726
Laboratory Corp. of America Holdings (a)	6,218	1,749,994
McKesson Corp.	6,974	1,390,476
UnitedHealth Group, Inc.	13,830	5,403,934

		25,694,094

Hotels, Restaurants & Leisure—1.7%
Airbnb, Inc. - Class A (a)	37,414	6,276,198
Chipotle Mexican Grill, Inc. (a)	1,756	3,191,565
Hyatt Hotels Corp. - Class A (a) (b)	37,876	2,920,240
Penn National Gaming, Inc. (a) (b)	11,585	839,449
Starbucks Corp.	89,983	9,926,025

		23,153,477

Household Durables—0.1%
DR Horton, Inc.	18,158	1,524,727

Industrial Conglomerates—0.1%
General Electric Co.	7,935	817,543

Insurance—1.8%
American Financial Group, Inc.	16,316	2,053,042
American International Group, Inc.	83,543	4,585,675
Assurant, Inc.	9,210	1,452,877
Assured Guaranty, Ltd.	42,876	2,007,026
Chubb, Ltd.	30,656	5,318,203
Hartford Financial Services Group, Inc. (The)	37,900	2,662,475
Marsh & McLennan Cos., Inc.	25,478	3,858,134
Oscar Health, Inc. - Class A (a)	63,960	1,112,264
Trupanion, Inc. (a) (b)	26,937	2,092,197

		25,141,893

Interactive Media & Services—5.2%
Alphabet, Inc. - Class A (a)	15,766	42,150,716
Cargurus, Inc. (a)	35,000	1,099,350
Facebook, Inc. - Class A (a)	63,545	21,566,538
Match Group, Inc. (a)	27,452	4,309,689
Snap, Inc. - Class A (a)	54,973	4,060,856

		73,187,149

Internet & Direct Marketing Retail—2.4%
Amazon.com, Inc. (a)	10,217	33,563,254

IT Services—2.4%
FleetCor Technologies, Inc. (a)	8,123	2,122,296
Genpact, Ltd.	60,085	2,854,638
Global Payments, Inc.	57,212	9,015,467
GoDaddy, Inc. - Class A (a)	49,911	3,478,797
PayPal Holdings, Inc. (a)	26,889	6,996,787
Shopify, Inc. - Class A (a)	1,766	2,394,307
Snowflake, Inc. - Class A (a)	1,502	454,250
Visa, Inc. - Class A	26,116	5,817,339
WEX, Inc. (a)	3,578	630,229

		33,764,110

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	23,842	3,755,830
ICON plc (a)	4,070	1,066,422
NanoString Technologies, Inc. (a) (b)	17,980	863,220
Syneos Health, Inc. (a)	23,619	2,066,190

		7,751,662

Machinery—1.2%
Fortive Corp.	72,755	5,134,320
Ingersoll Rand, Inc. (a)	115,824	5,838,688
Kennametal, Inc.	23,995	821,349
Parker-Hannifin Corp.	2,356	658,785
Westinghouse Air Brake Technologies Corp.	56,498	4,870,692

		17,323,834

Media—2.0%
Charter Communications, Inc. - Class A (a) (b)	17,276	12,569,327
DISH Network Corp. - Class A (a)	74,944	3,257,066
New York Times Co. (The) - Class A	41,753	2,057,170
Omnicom Group, Inc.	148,090	10,730,601

		28,614,164

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.0%
Foresight Energy LLC (a)	1,359	$19,024

Oil, Gas & Consumable Fuels—2.0%
ConocoPhillips	81,441	5,519,256
Marathon Petroleum Corp.	38,258	2,364,727
Pioneer Natural Resources Co.	12,772	2,126,666
Royal Dutch Shell plc - Class A (ADR) (b)	150,714	6,717,323
Royal Dutch Shell plc - Class B (ADR)	251,654	11,140,723

		27,868,695

Personal Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A	14,391	4,316,293

Pharmaceuticals—2.8%
Aclaris Therapeutics, Inc. (a)	13,266	238,788
AstraZeneca plc (ADR)	99,211	5,958,613
Bristol-Myers Squibb Co.	115,522	6,835,437
Elanco Animal Health, Inc. (a)	64,836	2,067,620
Eli Lilly and Co.	41,104	9,497,079
Novartis AG (ADR)	28,244	2,309,794
Pfizer, Inc.	255,371	10,983,507
Zoetis, Inc.	10,472	2,033,034

		39,923,872

Professional Services—0.9%
Equifax, Inc.	3,009	762,541
IHS Markit, Ltd.	73,517	8,573,552
TransUnion	3,842	431,495
TriNet Group, Inc. (a)	35,632	3,370,075

		13,137,663

Road & Rail—0.4%
J.B. Hunt Transport Services, Inc.	9,505	1,589,426
Knight-Swift Transportation Holdings, Inc. (b)	35,714	1,826,771
Uber Technologies, Inc. (a)	48,853	2,188,615

		5,604,812

Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc. (a)	88,059	9,061,271
KLA Corp.	11,142	3,727,110
Lattice Semiconductor Corp. (a)	39,233	2,536,414
Marvell Technology, Inc.	105,612	6,369,460
Micron Technology, Inc.	78,740	5,588,965
NVIDIA Corp.	11,156	2,311,077
Skyworks Solutions, Inc.	14,520	2,392,606
Teradyne, Inc.	23,111	2,523,028
Texas Instruments, Inc.	41,668	8,009,006

		42,518,937

Software—6.0%
Adobe, Inc. (a)	7,731	4,450,891
Autodesk, Inc. (a)	2,143	611,119
Avalara, Inc. (a)	5,002	874,200

Software—(Continued)
Ceridian HCM Holding, Inc. (a)	11,700	1,317,654
Guidewire Software, Inc. (a)	14,159	1,683,080
Microsoft Corp.	189,384	53,391,137
Q2 Holdings, Inc. (a)	18,444	1,478,102
Rapid7, Inc. (a)	6,826	771,475
Salesforce.com, Inc. (a)	35,338	9,584,373
SentinelOne, Inc. - Class A (a)	11,690	626,233
ServiceNow, Inc. (a)	6,074	3,779,668
UiPath, Inc. - Class A (a) (b)	12,817	674,303
Varonis Systems, Inc. (a) (b)	18,353	1,116,780
Workday, Inc. - Class A (a)	12,943	3,234,326

		83,593,341

Specialty Retail—1.3%
Five Below, Inc. (a)	8,964	1,584,925
Ross Stores, Inc.	36,818	4,007,639
TJX Cos., Inc. (The)	93,098	6,142,606
Ulta Beauty, Inc. (a)	15,851	5,720,943
Victoria’s Secret & Co. (a)	23,142	1,278,827

		18,734,940

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.	210,997	29,856,075

Textiles, Apparel & Luxury Goods—0.3%
PVH Corp. (a)	16,923	1,739,515
Tapestry, Inc.	51,567	1,909,010

		3,648,525

Tobacco—0.4%
Philip Morris International, Inc.	56,681	5,372,792

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (a)	35,128	4,487,953

Total Common Stocks (Cost $644,674,935)		843,031,197

U.S. Treasury & Government Agencies—23.8%

Agency Sponsored Mortgage - Backed—15.2%
Fannie Mae 15 Yr. Pool
3.000%, 07/01/28	674,616	715,155
3.000%, 02/01/31	85,251	90,178
3.000%, 08/01/33	230,496	243,151
4.000%, 04/01/26	13,969	14,841
4.000%, 02/01/29	295,690	313,304
4.500%, 06/01/24	39,053	40,899
4.500%, 02/01/25	14,758	15,485
4.500%, 04/01/25	2,334	2,452
4.500%, 07/01/25	9,757	10,256
4.500%, 06/01/26	255,441	269,367
Fannie Mae 20 Yr. Pool
3.000%, 03/01/37	424,979	450,836
5.000%, 02/01/23	5,440	5,962

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	454,655	$491,435
3.000%, 03/01/43	571,713	617,339
3.000%, 04/01/43	550,525	594,597
3.000%, 05/01/43	1,453,989	1,569,026
3.000%, 06/01/43	182,203	197,866
3.500%, 03/01/43	22,368	24,359
3.500%, 05/01/43	46,470	50,535
3.500%, 07/01/43	109,966	119,434
3.500%, 08/01/43	164,949	178,972
3.500%, 10/01/44	174,955	190,965
3.500%, 02/01/45	190,531	205,090
3.500%, 01/01/46	215,724	231,974
3.500%, 03/01/46	166,419	179,097
3.500%, 09/01/46	324,303	347,280
3.500%, 10/01/46	125,576	134,342
3.500%, 11/01/46	132,977	144,723
3.500%, 12/01/46	752,061	816,128
3.500%, 05/01/47	299,689	322,133
3.500%, 09/01/47	600,186	638,823
3.500%, 12/01/47	83,040	89,660
3.500%, 01/01/48	356,393	378,731
3.500%, 02/01/48	394,690	420,664
3.500%, 07/01/48	437,619	470,218
3.500%, 11/01/48	91,796	97,689
3.500%, 01/01/50	1,088,905	1,155,806
4.000%, 10/01/40	394,962	436,647
4.000%, 11/01/40	151,842	167,433
4.000%, 12/01/40	102,906	113,284
4.000%, 02/01/41	53,713	59,181
4.000%, 03/01/41	141,588	155,881
4.000%, 08/01/42	85,644	94,286
4.000%, 09/01/42	143,949	159,212
4.000%, 03/01/45	16,542	18,149
4.000%, 07/01/45	119,789	132,607
4.000%, 05/01/46	44,733	48,549
4.000%, 06/01/46	132,538	144,645
4.000%, 04/01/47	154,523	169,656
4.000%, 10/01/47	639,400	691,412
4.000%, 09/01/48	294,234	315,616
4.000%, 01/01/49	494,669	530,842
4.500%, 10/01/40	306,583	341,869
4.500%, 09/01/41	33,372	37,417
4.500%, 10/01/41	141,838	158,216
4.500%, 08/01/42	47,228	52,438
4.500%, 09/01/43	799,087	891,112
4.500%, 10/01/43	107,714	120,338
4.500%, 12/01/43	88,869	99,639
4.500%, 01/01/44	270,286	301,968
4.500%, 04/01/49	237,030	256,607
5.000%, 04/01/33	1,301	1,448
5.000%, 07/01/33	5,142	5,818
5.000%, 09/01/33	83,159	94,042
5.000%, 11/01/33	21,973	25,007
5.000%, 12/01/33	8,606	9,776
5.000%, 02/01/34	3,957	4,416

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 03/01/34	1,878	2,135
5.000%, 04/01/34	1,776	2,019
5.000%, 06/01/34	1,796	2,046
5.000%, 07/01/34	25,047	28,530
5.000%, 10/01/34	60,428	68,592
5.000%, 07/01/35	44,174	50,267
5.000%, 10/01/35	49,040	55,760
5.000%, 12/01/35	38,160	43,453
5.000%, 08/01/36	33,402	37,994
5.000%, 07/01/37	19,709	22,403
5.000%, 07/01/41	26,144	29,545
5.000%, 08/01/41	13,603	15,541
5.000%, 03/01/49	1,419,886	1,564,912
5.500%, 08/01/28	18,301	20,443
5.500%, 04/01/33	24,130	27,803
5.500%, 08/01/37	142,119	164,176
5.500%, 04/01/41	11,041	12,602
6.000%, 03/01/28	734	823
6.000%, 02/01/34	101,737	116,554
6.000%, 08/01/34	52,877	60,924
6.000%, 04/01/35	447,536	523,427
6.000%, 02/01/38	32,635	38,537
6.000%, 03/01/38	12,492	14,762
6.000%, 05/01/38	36,484	43,115
6.000%, 10/01/38	8,980	10,497
6.000%, 12/01/38	14,121	16,687
6.500%, 05/01/40	249,259	293,815
Fannie Mae ARM Pool
2.037%, 12M LIBOR + 1.764%, 06/01/41 (c)	50,471	53,175
2.125%, 12M LIBOR + 1.750%, 03/01/41 (c)	4,450	4,456
2.145%, 12M LIBOR + 1.820%, 09/01/41 (c)	36,204	38,216
2.460%, 12M LIBOR + 1.961%, 12/01/40 (c)	10,081	10,408
Fannie Mae Connecticut Avenue Securities (CMO)
3.636%, 1M LIBOR + 3.550%, 07/25/29 (c)	264,178	272,063
4.436%, 1M LIBOR + 4.350%, 05/25/29 (c)	421,492	439,197
4.986%, 1M LIBOR + 4.900%, 11/25/24 (c)	113,490	117,717
5.786%, 1M LIBOR + 5.700%, 04/25/28 (c)	84,965	89,660
6.086%, 1M LIBOR + 6.000%, 09/25/28 (c)	57,622	60,252
Fannie Mae Interest Strip (CMO)
2.000%, 09/25/39	194,930	197,378
4.000%, 05/25/27 (d)	113,040	6,201
Fannie Mae Pool
2.430%, 08/01/26	192,707	203,104
3.240%, 12/01/26	76,857	84,023
3.410%, 08/01/27	452,350	500,049
3.500%, 09/01/57	1,312,394	1,429,124
3.500%, 05/01/58	774,883	840,146
4.000%, 06/01/41	465,924	510,082
4.500%, 01/01/51	874,392	979,472
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (e)	15,834	14,226
Zero Coupon, 06/25/36 (e)	133,924	125,744
Zero Coupon, 06/25/41 (e)	130,871	120,949
1.488%, 05/25/46 (c) (d)	320,763	18,003
1.639%, 08/25/44 (c) (d)	265,398	15,631
1.655%, 06/25/55 (c) (d)	267,194	15,540

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
1.723%, 04/25/55 (c) (d)	348,069	$18,680
1.750%, 12/25/42	322,351	326,317
2.000%, 08/25/43	28,741	28,849
2.500%, 06/25/28 (d)	80,151	4,196
3.000%, 02/25/27 (d)	165,097	6,621
3.000%, 09/25/27 (d)	65,838	4,021
3.000%, 01/25/28 (d)	442,762	25,609
3.000%, 05/25/47	147,184	151,422
3.000%, 08/25/49	494,375	519,729
3.500%, 05/25/27 (d)	191,309	12,502
3.500%, 10/25/27 (d)	123,028	8,817
3.500%, 05/25/30 (d)	147,117	12,993
3.500%, 08/25/30 (d)	42,823	3,517
3.500%, 02/25/31 (d)	81,130	4,751
3.500%, 03/25/34 (d)	1,571,338	102,860
3.500%, 09/25/35 (d)	96,799	11,278
3.500%, 11/25/39 (d)	797,441	87,226
3.500%, 04/25/46	158,929	175,606
3.500%, 10/25/46 (d)	99,563	17,729
3.500%, 02/25/48	111,372	116,299
3.500%, 12/25/58	807,991	876,166
4.000%, 03/25/42 (d)	63,804	6,282
4.000%, 11/25/42 (d)	37,926	5,188
4.500%, 07/25/27 (d)	45,555	2,179
5.000%, 12/25/43 (d)	419,434	75,144
5.000%, 06/25/48 (d)	486,332	87,113
5.491%, 05/25/42 (c) (d)	20,389	1,637
5.500%, 04/25/35	234,617	267,496
5.500%, 04/25/37	68,129	78,379
5.500%, 11/25/40 (d)	483,081	69,854
5.500%, 09/25/44 (d)	330,431	67,164
5.500%, 06/25/48 (d)	340,219	65,188
6.000%, 01/25/42 (d)	307,323	41,188
6.000%, 09/25/47 (d)	227,346	47,005
Fannie Mae-ACES
0.420%, 01/25/30 (c) (d)	2,032,088	42,195
1.331%, 06/25/34 (c) (d)	4,188,326	466,772
1.562%, 05/25/29 (c) (d)	2,661,029	251,347
2.283%, 01/25/22 (c) (d)	40,953	27
3.329%, 10/25/23 (c)	333,790	350,089
Freddie Mac 15 Yr. Gold Pool
3.000%, 07/01/28	270,582	285,701
3.000%, 08/01/29	172,513	183,648
3.000%, 04/01/33	352,349	372,383
Freddie Mac 15 Yr. Pool
3.000%, 10/01/32	333,101	352,033
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/36	528,674	559,196
3.000%, 01/01/37	350,815	370,608
3.500%, 08/01/34	318,226	342,893
5.000%, 03/01/27	32,595	35,811
5.000%, 02/01/28	113,181	124,388
5.000%, 03/01/28	58,627	64,422
5.000%, 05/01/28	194,719	213,979
5.000%, 05/01/30	191,068	211,915

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/44	6,735	7,146
3.000%, 08/01/46	611,742	646,511
3.000%, 10/01/46	627,161	664,062
3.000%, 11/01/46	1,330,258	1,419,561
3.000%, 12/01/46	394,176	420,023
3.000%, 01/01/47	377,454	400,850
3.500%, 08/01/42	72,699	80,512
3.500%, 11/01/42	95,708	104,266
3.500%, 06/01/46	97,421	104,563
3.500%, 10/01/47	398,619	423,948
3.500%, 03/01/48	352,237	384,514
4.000%, 05/01/42	327,998	360,992
4.000%, 08/01/42	105,285	116,110
4.000%, 09/01/42	176,757	195,541
4.000%, 07/01/44	16,829	18,228
4.000%, 02/01/46	124,436	135,871
4.000%, 09/01/48	52,718	56,716
4.500%, 09/01/43	49,381	54,824
4.500%, 11/01/43	480,438	536,915
5.000%, 03/01/38	36,011	41,133
5.000%, 05/01/39	4,127	4,722
5.000%, 06/01/41	254,145	287,641
5.000%, 03/01/49	155,522	171,390
5.500%, 07/01/33	56,935	63,635
5.500%, 04/01/39	25,318	29,519
5.500%, 06/01/41	93,206	108,671
Freddie Mac 30 Yr. Pool
3.500%, 12/01/47	149,565	161,425
3.500%, 12/01/48	272,905	289,711
3.500%, 07/01/51	670,087	711,412
5.000%, 06/01/49	213,295	234,978
Freddie Mac ARM Non-Gold Pool
2.275%, 12M LIBOR + 1.900%, 02/01/41 (c)	23,514	24,193
Freddie Mac Multifamily Structured Pass-Through Certificates
0.741%, 03/25/27 (c) (d)	4,141,869	124,009
0.751%, 10/25/26 (c) (d)	1,150,207	32,079
0.888%, 06/25/27 (c) (d)	2,436,509	93,042
0.974%, 11/25/30 (c) (d)	963,937	66,492
1.124%, 10/25/30 (c) (d)	1,670,662	132,143
1.212%, 06/25/30 (c) (d)	3,044,838	261,164
1.248%, 02/25/52 (c) (d)	2,514,309	204,452
1.508%, 06/25/22 (c) (d)	1,613,291	6,537
1.536%, 05/25/30 (c) (d)	2,362,587	257,128
1.681%, 05/25/30 (c) (d)	1,487,587	175,137
1.719%, 03/25/22 (c) (d)	1,141,042	800
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (e)	13,549	12,389
1.750%, 10/15/42	197,225	201,182
2.500%, 05/15/28 (d)	89,914	5,183
3.000%, 03/15/28 (d)	204,043	12,587
3.000%, 05/15/32 (d)	95,977	4,240
3.000%, 03/15/33 (d)	97,300	8,696
3.000%, 08/15/43	1,056,000	1,102,481
3.000%, 05/15/46	340,761	355,913
3.250%, 11/15/41	127,343	137,066

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
3.500%, 06/15/26 (d)	45,690	$660
3.500%, 09/15/26 (d)	40,600	2,234
3.500%, 03/15/27 (d)	56,572	2,986
3.500%, 03/15/41 (d)	110,444	6,208
4.000%, 07/15/27 (d)	209,244	10,187
4.000%, 03/15/28 (d)	107,657	5,830
4.000%, 06/15/28 (d)	58,975	3,595
4.000%, 07/15/30 (d)	137,953	12,058
4.000%, 05/25/40 (d)	480,244	65,866
4.750%, 07/15/39	297,479	334,267
5.000%, 09/15/33 (d)	122,718	19,908
5.000%, 02/15/48 (d)	176,925	35,212
5.500%, 08/15/33	32,758	37,504
5.500%, 07/15/36	73,706	85,283
5.500%, 06/15/46	97,517	113,214
6.500%, 07/15/36	95,130	107,853
6.500%, 04/15/39 (d)	459,185	93,741
Freddie Mac STACR Trust (CMO)
1.936%, 1M LIBOR + 1.850%, 09/25/49 (144A) (c)	343,975	345,475
2.136%, 1M LIBOR + 2.050%, 07/25/49 (144A) (c)	465,203	470,533
2.436%, 1M LIBOR + 2.350%, 02/25/49 (144A) (c)	846,986	856,290
2.536%, 1M LIBOR + 2.450%, 03/25/49 (144A) (c)	548,996	557,235
Ginnie Mae I 30 Yr. Pool
3.000%, 12/15/44	20,846	22,854
3.000%, 02/15/45	29,780	31,363
3.000%, 04/15/45	282,720	297,781
3.000%, 05/15/45	835,133	880,578
3.000%, 07/15/45	12,080	12,699
3.875%, 08/15/42	347,068	386,594
4.000%, 09/15/42	402,023	445,915
4.500%, 04/15/41	267,992	302,262
4.500%, 02/15/42	552,983	623,292
5.000%, 12/15/38	22,183	25,675
5.000%, 04/15/39	426,453	493,726
5.000%, 07/15/39	27,056	31,119
5.000%, 12/15/40	59,984	69,622
5.500%, 12/15/40	215,661	252,873
Ginnie Mae II 30 Yr. Pool
2.500%, 06/20/51	7,303,691	7,542,918
2.500%, 08/20/51	1,394,911	1,440,087
2.500%, 09/20/51	655,937	678,125
2.500%, 10/20/51	2,143,717	2,217,432
2.500%, TBA (f)	5,705,000	5,881,617
3.000%, TBA (f)	5,725,000	5,976,273
3.500%, 06/20/46	517,335	550,162
3.500%, 07/20/46	122,596	130,132
3.500%, 10/20/46	130,136	138,483
3.500%, 02/20/47	585,379	621,119
3.500%, 08/20/47	108,846	115,412
3.500%, 11/20/47	125,122	132,539
3.500%, 03/20/48	160,938	170,520
3.500%, 07/20/49	497,557	523,499
3.500%, 01/20/51	134,208	141,151
3.500%, TBA (f)	4,315,000	4,537,239
4.000%, 08/20/45	430,809	470,169
4.000%, 11/20/47	156,296	169,936

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 03/20/48	387,405	417,942
4.000%, 07/20/48	1,309,412	1,398,877
4.500%, 01/20/46	54,636	60,640
4.500%, TBA (f)	700,000	746,375
5.000%, 10/20/39	9,154	10,432
5.000%, 11/20/49	572,150	616,818
Government National Mortgage Association (CMO)
0.665%, 02/16/53 (c) (d)	1,014,826	22,534
1.750%, 09/20/43	170,235	173,071
2.000%, 01/20/42	145,118	147,958
2.500%, 12/16/39	154,540	160,673
2.500%, 07/20/41	281,483	291,411
3.000%, 09/20/28 (d)	80,803	4,871
3.000%, 05/20/35 (d)	1,046,323	68,875
3.000%, 02/16/43 (d)	78,725	10,590
3.000%, 10/20/47	183,234	189,791
3.500%, 02/16/27 (d)	33,469	2,023
3.500%, 03/20/27 (d)	85,861	5,487
3.500%, 10/20/29 (d)	486,789	42,205
3.500%, 07/20/40 (d)	76,835	3,462
3.500%, 02/20/41 (d)	109,582	3,685
3.500%, 04/20/42 (d)	220,224	17,225
3.500%, 10/20/42 (d)	433,132	66,576
3.500%, 05/20/43 (d)	54,878	8,684
3.500%, 07/20/43 (d)	185,684	22,982
4.000%, 12/16/26 (d)	20,232	1,056
4.000%, 05/20/29 (d)	338,351	18,746
4.000%, 05/16/42 (d)	49,440	6,025
4.000%, 03/20/43 (d)	79,869	13,325
4.000%, 01/20/44 (d)	37,361	5,684
4.000%, 11/20/44 (d)	675,513	78,402
4.000%, 03/20/47 (d)	277,776	33,388
4.500%, 04/20/45 (d)	124,690	21,930
4.500%, 08/20/45 (d)	504,142	80,809
4.500%, 05/20/48 (d)	412,453	59,237
5.000%, 02/16/40 (d)	335,053	60,462
5.000%, 10/16/41 (d)	166,943	27,976
5.000%, 12/20/43 (d)	368,303	81,094
5.000%, 01/16/47 (d)	75,707	13,944
5.500%, 03/20/39 (d)	242,265	33,203
5.500%, 02/16/47 (d)	224,504	38,051
5.500%, 02/20/47 (d)	141,610	25,590
6.000%, 09/20/40 (d)	270,455	43,798
6.000%, 02/20/46 (d)	220,554	36,784
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.500%, TBA (f)	2,180,000	2,271,032
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (f)	595,000	577,987
2.000%, TBA (f)	95,083,000	95,283,962
2.500%, TBA (f)	14,803,000	15,253,172
3.000%, TBA (f)	8,240,000	8,618,525
3.500%, TBA (f)	1,345,000	1,423,099
4.000%, TBA (f)	653,000	699,616
4.500%, TBA (f)	670,000	724,595

		214,401,160

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—8.6%
U.S. Treasury Bonds
1.250%, 05/15/50	640,000	$523,575
1.375%, 11/15/40 (b)	4,870,000	4,374,630
1.625%, 11/15/50	3,460,000	3,108,459
1.750%, 08/15/41	4,900,000	4,684,094
1.875%, 02/15/41	1,015,000	992,797
1.875%, 02/15/51	4,065,000	3,876,359
2.250%, 05/15/41 (g)	8,150,000	8,474,727
2.250%, 08/15/46	910,000	939,824
2.250%, 08/15/49	2,280,000	2,363,362
2.375%, 05/15/51	1,640,000	1,750,187
2.875%, 08/15/45 (g)	19,040,000	21,954,013
2.875%, 11/15/46 (h)	1,200,000	1,389,984
3.000%, 02/15/47	6,040,000	7,156,928
3.125%, 08/15/44 (g) (i)	6,010,000	7,192,514
3.125%, 05/15/48 (g)	2,465,000	2,999,212
5.000%, 05/15/37 (b)	4,660,000	6,750,811
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51 (j)	393,161	430,614
0.875%, 02/15/47 (j)	2,080,617	2,664,652
1.000%, 02/15/48 (g) (j)	282,262	374,262
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/30 (j)	1,692,746	1,866,693
U.S. Treasury Notes
0.625%, 05/15/30 (g) (h)	2,990,000	2,790,744
0.625%, 08/15/30 (g)	12,245,000	11,391,198
1.250%, 08/15/31 (b)	12,020,000	11,728,891
1.625%, 05/15/31	10,550,000	10,673,633

		120,452,163

Total U.S. Treasury & Government Agencies (Cost $339,222,843)		334,853,323

Corporate Bonds & Notes—10.8%

Advertising—0.0%
Lamar Media Corp. 3.750%, 02/15/28	35,000	36,000

Aerospace/Defense—0.2%
Boeing Co. (The)
5.040%, 05/01/27	425,000	488,888
5.150%, 05/01/30	300,000	352,107
L3Harris Technologies, Inc. 3.850%, 06/15/23	650,000	684,844
Northrop Grumman Corp.
5.150%, 05/01/40	175,000	227,691
Raytheon Technologies Corp.
3.650%, 08/16/23	7,000	7,394
3.950%, 08/16/25	345,000	379,952
4.450%, 11/16/38	190,000	230,058

		2,370,934

Agriculture—0.1%
Altria Group, Inc. 3.700%, 02/04/51	305,000	287,171
BAT Capital Corp.
2.259%, 03/25/28	170,000	168,729
2.789%, 09/06/24	565,000	594,185
BAT International Finance plc 1.668%, 03/25/26	530,000	530,295
Kernel Holding S.A. 6.500%, 10/17/24	520,000	548,943

		2,129,323

Airlines—0.0%
United Airlines, Inc. 4.625%, 04/15/29 (144A)	15,000	15,502

Apparel—0.1%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	140,000	151,620
William Carter Co. (The) 5.625%, 03/15/27 (144A)	765,000	793,037

		944,657

Auto Manufacturers—0.1%
General Motors Co.
5.200%, 04/01/45	155,000	188,750
6.125%, 10/01/25	120,000	140,603
General Motors Financial Co., Inc.
1.250%, 01/08/26 (b)	270,000	266,576
1.500%, 06/10/26	800,000	795,152

		1,391,081

Auto Parts & Equipment—0.0%
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A) (b)	81,000	85,103

Banks—2.0%
Bangkok Bank PCL 3.466%, 5Y H15 + 2.150%, 09/23/36 (144A) (c)	840,000	830,570
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (c)	120,000	120,689
2.456%, 3M LIBOR + 0.870%, 10/22/25 (c)	485,000	506,597
3.194%, 3M LIBOR + 1.180%, 07/23/30 (b) (c)	45,000	47,882
3.311%, SOFR + 1.580%, 04/22/42 (c)	580,000	608,580
4.083%, 3M LIBOR + 3.150%, 03/20/51 (c)	1,110,000	1,313,493
7.750%, 05/14/38	365,000	571,017
Bank of New York Mellon Corp. (The) 2.100%, 10/24/24	515,000	536,572
BNP Paribas S.A.
1.323%, SOFR + 1.004%, 01/13/27 (144A) (c)	235,000	231,054
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	465,000	477,267
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (c)	100,000	100,984
3.200%, 10/21/26	210,000	226,417
3.352%, 3M LIBOR + 0.897%, 04/24/25 (c)	495,000	525,764

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
3.700%, 01/12/26	640,000	$703,011
3.980%, 3M LIBOR + 1.338%, 03/20/30 (c)	425,000	477,337
4.412%, SOFR + 3.914%, 03/31/31 (c)	425,000	490,729
4.450%, 09/29/27	55,000	62,545
Credit Suisse Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	255,632
6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (c)	845,000	910,393
Danske Bank A/S
5.000%, 01/12/22 (144A)	430,000	435,169
5.375%, 01/12/24 (144A)	450,000	493,876
Fifth Third Bancorp 2.375%, 01/28/25	375,000	389,865
Goldman Sachs Group, Inc. (The)
2.383%, SOFR + 1.248%, 07/21/32 (c)	660,000	653,479
2.615%, SOFR + 1.281%, 04/22/32 (b) (c)	910,000	921,002
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	1,085,000	1,105,890
6.250%, 02/01/41	110,000	160,335
6.750%, 10/01/37	290,000	415,363
HSBC Holdings plc
0.976%, SOFR + 0.708%, 05/24/25 (c)	600,000	598,943
1.589%, SOFR + 1.290%, 05/24/27 (c)	340,000	337,709
4.583%, 3M LIBOR + 1.535%, 06/19/29 (c)	620,000	703,925
JPMorgan Chase & Co.
1.470%, SOFR + 0.765%, 09/22/27 (c)	40,000	39,744
2.580%, SOFR + 1.250%, 04/22/32 (c)	225,000	228,120
2.956%, SOFR + 2.515%, 05/13/31 (c)	85,000	88,430
3.109%, SOFR + 2.460%, 04/22/41 (c)	205,000	211,992
3.109%, SOFR + 2.440%, 04/22/51 (c)	185,000	187,919
3.157%, SOFR + 1.460%, 04/22/42 (c)	915,000	949,986
3.509%, 3M LIBOR + 0.945%, 01/23/29 (c)	525,000	571,100
3.702%, 3M LIBOR + 1.160%, 05/06/30 (c)	390,000	430,690
3.960%, 3M LIBOR + 1.245%, 01/29/27 (c)	1,360,000	1,500,886
4.005%, 3M LIBOR + 1.120%, 04/23/29 (c)	410,000	458,149
Landsbanki Islands Zero Coupon, 08/25/49 (k) (l) (m)	320,000	0
Morgan Stanley
1.593%, SOFR + 0.879%, 05/04/27 (c)	335,000	335,997
1.794%, SOFR + 1.034%, 02/13/32 (c)	880,000	838,103
1.928%, SOFR + 1.020%, 04/28/32 (c)	635,000	608,988
2.239%, SOFR + 1.178%, 07/21/32 (c)	490,000	481,566
3.125%, 07/27/26	180,000	193,731
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	550,000	603,151
3.625%, 01/20/27	400,000	440,935
4.000%, 07/23/25	180,000	198,306
PNC Financial Services Group, Inc. (The) 2.200%, 11/01/24	270,000	282,916
Santander Holdings USA, Inc. 3.700%, 03/28/22	330,000	334,224
Truist Bank 2.250%, 03/11/30	375,000	376,991
UBS Group
2.650%, 02/01/22 (144A)	420,000	423,238
5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (c)	250,000	293,891
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (c)	200,000	227,500
UniCredit S.p.A. 6.572%, 01/14/22 (144A)	605,000	614,817

Banks—(Continued)
Wells Fargo & Co.
3.000%, 04/22/26	310,000	332,596
3.000%, 10/23/26	600,000	643,061
3.750%, 01/24/24	410,000	438,321
4.900%, 11/17/45	290,000	367,204

		27,914,641

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	504,000	543,504
4.750%, 04/15/58	45,000	55,178
5.450%, 01/23/39	683,000	884,624
Constellation Brands, Inc. 3.150%, 08/01/29	283,000	302,628

		1,785,934

Biotechnology—0.1%
Baxalta, Inc. 3.600%, 06/23/22	17,000	17,316
Gilead Sciences, Inc. 1.650%, 10/01/30 (b)	815,000	782,550
Royalty Pharma plc
2.150%, 09/02/31	475,000	457,393
2.200%, 09/02/30	170,000	166,185

		1,423,444

Building Materials—0.1%
Builders FirstSource, Inc. 5.000%, 03/01/30 (144A)	633,000	674,544
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	175,000	166,547
4.375%, 07/15/30 (144A)	720,000	734,400
5.000%, 02/15/27 (144A)	10,000	10,313

		1,585,804

Chemicals—0.1%
Chemours Co. (The) 5.375%, 05/15/27	60,000	64,701
DuPont de Nemours, Inc. 4.205%, 11/15/23	625,000	671,163
LYB International Finance III LLC 1.250%, 10/01/25	160,000	159,863
Olin Corp. 5.125%, 09/15/27	60,000	62,325

		958,052

Commercial Services—0.4%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A)	1,000,000	1,047,980
Equifax, Inc. 2.600%, 12/15/25	237,000	248,498
Gartner, Inc.
3.625%, 06/15/29 (144A)	155,000	156,178
3.750%, 10/01/30 (144A)	420,000	432,264
4.500%, 07/01/28 (144A)	386,000	405,300

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Howard University
2.291%, 10/01/26	100,000	$101,469
2.701%, 10/01/29	260,000	263,851
2.801%, 10/01/30	100,000	102,268
2.901%, 10/01/31	100,000	103,547
3.476%, 10/01/41	115,000	119,713
IHS Markit, Ltd. 4.125%, 08/01/23	545,000	577,809
Service Corp. International
3.375%, 08/15/30	785,000	783,410
5.125%, 06/01/29 (b)	858,000	932,775
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	88,187
4.875%, 01/15/28	65,000	68,721

		5,431,970

Computers—0.3%
Apple, Inc.
1.400%, 08/05/28	1,115,000	1,097,046
2.200%, 09/11/29 (b)	195,000	200,786
2.650%, 05/11/50	110,000	105,755
2.650%, 02/08/51	560,000	535,703
3.450%, 02/09/45	185,000	204,850
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	1,530,000	1,568,434
HP, Inc. 2.200%, 06/17/25	120,000	123,836
International Business Machines Corp. 4.250%, 05/15/49	100,000	121,255
Leidos, Inc. 3.625%, 05/15/25	235,000	253,372
Western Digital Corp. 4.750%, 02/15/26	60,000	66,451

		4,277,488

Diversified Financial Services—0.3%
BOC Aviation USA Corp. 1.625%, 04/29/24 (144A)	1,040,000	1,047,992
Capital One Financial Corp. 3.900%, 01/29/24	390,000	417,457
GE Capital Funding LLC 4.400%, 05/15/30	275,000	318,648
GE Capital International Funding Co. 4.418%, 11/15/35	200,000	240,010
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,428,465
Mastercard, Inc. 2.950%, 03/15/51	225,000	232,508
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	970,000	990,942

		4,676,022

Electric—1.0%
AES Corp. (The) 3.300%, 07/15/25 (144A)	335,000	355,844
Alabama Power Co.
3.450%, 10/01/49	245,000	264,479
4.150%, 08/15/44	225,000	263,734
Berkshire Hathaway Energy Co. 1.650%, 05/15/31	165,000	158,029
Cleco Corporate Holdings LLC
3.375%, 09/15/29	255,000	261,211
4.973%, 05/01/46	20,000	24,427
Commonwealth Edison Co. 3.650%, 06/15/46	325,000	359,537
Duke Energy Carolinas LLC
3.450%, 04/15/51	5,000	5,403
4.250%, 12/15/41	275,000	326,765
Duke Energy Corp. 2.550%, 06/15/31	635,000	643,394
Duke Energy Florida LLC 3.400%, 10/01/46	105,000	112,121
Duke Energy Indiana LLC 2.750%, 04/01/50	335,000	320,406
Duke Energy Progress LLC
4.375%, 03/30/44	320,000	388,384
Duquesne Light Holdings, Inc. 2.775%, 01/07/32 (144A) (b)	260,000	259,763
Enel Finance International NV 1.375%, 07/12/26 (144A)	440,000	437,498
Evergy Metro, Inc. 2.250%, 06/01/30	10,000	10,081
Evergy, Inc.
2.450%, 09/15/24	165,000	172,502
2.900%, 09/15/29	345,000	362,067
Exelon Corp. 3.950%, 06/15/25	585,000	636,907
FirstEnergy Corp.
1.600%, 01/15/26	65,000	64,281
2.250%, 09/01/30	335,000	323,275
3.400%, 03/01/50	420,000	403,771
5.350%, 07/15/47	180,000	219,487
Georgia Power Co. 4.300%, 03/15/42	365,000	425,555
IPALCO Enterprises, Inc. 3.700%, 09/01/24	335,000	357,846
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	290,000	304,342
Jersey Central Power & Light Co. 2.750%, 03/01/32 (144A)	255,000	261,222
MidAmerican Energy Co.
3.150%, 04/15/50	140,000	146,534
3.650%, 08/01/48	45,000	50,490
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	360,000	365,995
2.450%, 12/02/27 (144A)	360,000	365,317
Oglethorpe Power Corp.
3.750%, 08/01/50	15,000	15,941
5.050%, 10/01/48	260,000	321,515

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29	110,000	$137,112
Pacific Gas & Electric Co
2.500%, 02/01/31	840,000	799,493
4.950%, 07/01/50	215,000	228,732
PacifiCorp.
4.125%, 01/15/49	63,000	74,157
4.150%, 02/15/50	80,000	95,095
Public Service Electric & Gas Co. 3.800%, 03/01/46	125,000	143,845
Public Service Enterprise Group, Inc. 2.875%, 06/15/24	415,000	437,082
Puget Energy, Inc.
3.650%, 05/15/25	470,000	501,856
4.100%, 06/15/30	360,000	396,401
Sempra Energy
3.400%, 02/01/28	365,000	393,653
3.800%, 02/01/38	165,000	182,607
4.000%, 02/01/48	50,000	55,876
Southern California Edison Co.
2.250%, 06/01/30	150,000	147,248
2.850%, 08/01/29	315,000	326,830
3.650%, 02/01/50	25,000	25,541
4.125%, 03/01/48	69,000	75,186
Southern Co. (The)
2.950%, 07/01/23	130,000	134,956
3.250%, 07/01/26	335,000	360,483
Zorlu Yenilenebilir Enerji AS 9.000%, 06/01/26 (144A)	580,000	567,008

		14,071,284

Electronics—0.0%
Imola Merger Corp. 4.750%, 05/15/29 (144A)	30,000	31,036
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	132,150

		163,186

Energy-Alternate Sources—0.0%
FS Luxembourg Sarl 10.000%, 12/15/25 (144A)	245,000	269,257
Investment Energy Resources, Ltd. 6.250%, 04/26/29 (144A) (b)	200,000	216,000

		485,257

Engineering & Construction—0.1%
International Airport Finance S.A. 12.000%, 03/15/33 (144A)	929,101	1,005,752

Entertainment—0.1%
WMG Acquisition Corp. 3.875%, 07/15/30 (144A)	855,000	889,200

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,290,000	1,338,375
5.125%, 07/15/29 (144A)	25,000	27,375

		1,365,750

Food—0.1%
Conagra Brands, Inc.
1.375%, 11/01/27	255,000	248,357
4.300%, 05/01/24	145,000	157,190
5.400%, 11/01/48	55,000	73,027
Kellogg Co. 3.400%, 11/15/27	270,000	295,113
Kraft Heinz Foods Co. 4.250%, 03/01/31	20,000	22,611
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	635,000	675,640

		1,471,938

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	60,000	61,650

Forest Products & Paper—0.0%
Suzano Austria GmbH 3.125%, 01/15/32	350,000	338,012

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	107,350
NiSource, Inc. 3.490%, 05/15/27	425,000	465,731

		573,081

Healthcare-Products—0.2%
Alcon Finance Corp.
2.750%, 09/23/26 (144A)	200,000	211,139
3.000%, 09/23/29 (144A)	265,000	279,917
Boston Scientific Corp.
1.900%, 06/01/25	225,000	230,768
3.750%, 03/01/26	745,000	819,652
Hill-Rom Holdings, Inc.
4.375%, 09/15/27 (144A)	140,000	146,391
Hologic, Inc. 4.625%, 02/01/28 (144A)	1,035,000	1,089,337
Teleflex, Inc. 4.250%, 06/01/28 (144A)	85,000	88,323

		2,865,527

Healthcare-Services—0.3%
Anthem, Inc. 3.500%, 08/15/24	225,000	240,844
Centene Corp.
3.375%, 02/15/30	20,000	20,706
4.250%, 12/15/27	110,000	115,131
4.625%, 12/15/29	1,185,000	1,291,413

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CommonSpirit Health 3.347%, 10/01/29	80,000	$86,010
HCA, Inc. 3.500%, 09/01/30	150,000	158,908
Humana, Inc. 2.150%, 02/03/32	220,000	214,912
IQVIA, Inc. 5.000%, 05/15/27 (144A)	200,000	207,736
Kaiser Foundation Hospitals 2.810%, 06/01/41	205,000	207,411
3.002%, 06/01/51	335,000	342,344
Sutter Health 3.361%, 08/15/50	210,000	222,134
UnitedHealth Group, Inc.
2.375%, 08/15/24	325,000	340,387
2.750%, 05/15/40	375,000	375,115
3.500%, 08/15/39	190,000	209,772
4.750%, 07/15/45	70,000	91,744

		4,124,567

Home Builders—0.1%
PulteGroup, Inc. 5.500%, 03/01/26	583,000	675,732
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	145,600

		821,332

Insurance—0.4%
American International Group, Inc. 2.500%, 06/30/25	885,000	926,677
Aon Corp. 2.200%, 11/15/22	350,000	357,160
Athene Global Funding Corp. 2.646%, 10/04/31 (144A)	445,000	445,488
Equitable Financial Life Global Funding 1.800%, 03/08/28 (144A)	755,000	750,148
Marsh & McLennan Cos., Inc.
3.875%, 03/15/24	330,000	354,819
4.375%, 03/15/29	140,000	162,560
4.750%, 03/15/39	245,000	308,665
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/70 (144A)	83,000	89,365
MGIC Investment Corp. 5.750%, 08/15/23	90,000	96,075
New York Life Global Funding 2.000%, 01/22/25 (144A)	820,000	846,498
Unum Group
4.125%, 06/15/51	60,000	60,737
4.500%, 12/15/49	280,000	299,778
Voya Financial, Inc. 4.800%, 06/15/46	10,000	12,621
Willis North America, Inc. 3.600%, 05/15/24	335,000	357,381

		5,067,972

Internet—0.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	810,000	867,595
Amazon.com, Inc. 3.875%, 08/22/37	400,000	472,304
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	130,000	128,863
5.250%, 12/01/27 (144A)	798,000	831,915
NortonLifeLock, Inc. 5.000%, 04/15/25 (144A)	905,000	919,426
Tencent Holdings, Ltd. 3.975%, 04/11/29 (144A)	410,000	449,552

		3,669,655

Iron/Steel—0.1%
Commercial Metals Co. 5.375%, 07/15/27	90,000	94,446
Metinvest B.V. 5.625%, 06/17/25 (144A) (EUR)	355,000	430,077
Vale Overseas, Ltd. 3.750%, 07/08/30 (b)	280,000	290,066

		814,589

Lodging—0.0%
Las Vegas Sands Corp. 3.500%, 08/18/26	295,000	301,327

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc. 4.125%, 04/15/29 (144A)	100,000	102,375

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	330,000	338,781

Media—0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	215,000	218,730
4.500%, 08/15/30 (144A)	175,000	180,551
5.125%, 05/01/27 (144A)	15,000	15,620
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.300%, 02/01/32	130,000	123,809
5.750%, 04/01/48	180,000	227,393
6.484%, 10/23/45	1,290,000	1,753,859
6.834%, 10/23/55	90,000	133,016
Comcast Corp.
2.887%, 11/01/51 (144A)	285,000	273,366
2.937%, 11/01/56 (144A)	174,000	164,358
2.987%, 11/01/63 (144A)	377,000	353,284
3.250%, 11/01/39	30,000	31,674
3.750%, 04/01/40	510,000	572,997
4.049%, 11/01/52	6,000	6,980
COX Communications, Inc. 2.600%, 06/15/31 (144A)	350,000	354,253

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
CSC Holdings LLC
3.375%, 02/15/31 (144A)	1,035,000	$962,550
4.125%, 12/01/30 (144A)	200,000	196,250
Discovery Communications LLC
3.800%, 03/13/24	99,000	105,583
3.950%, 06/15/25	2,000	2,182
4.000%, 09/15/55	516,000	539,581
5.300%, 05/15/49	147,000	183,636
DISH DBS Corp. 5.875%, 11/15/24	130,000	139,786
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A)	835,000	846,481
4.125%, 07/01/30 (144A) (b)	100,000	100,464
Time Warner Cable LLC 4.500%, 09/15/42	200,000	218,868
ViacomCBS, Inc.
4.200%, 05/19/32 (b)	140,000	160,142
5.875%, 3M LIBOR + 3.895%, 02/28/57 (c)	10,000	10,126
6.250%, 3M LIBOR + 3.899%, 02/28/57 (c)	15,000	17,175
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	157,688

		8,050,402

Mining—0.0%
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	60,000	61,950

Miscellaneous Manufacturing—0.0%
Trane Technologies Luxembourg Finance S.A. 4.500%, 03/21/49	80,000	98,726

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29	1,299,000	1,331,475
4.250%, 04/01/28	60,000	62,654
Xerox Holdings Corp. 5.500%, 08/15/28 (144A)	90,000	93,174

		1,487,303

Oil & Gas—0.5%
Apache Corp. 4.875%, 11/15/27	60,000	65,431
BP Capital Markets America, Inc.
2.939%, 06/04/51	160,000	151,279
3.060%, 06/17/41	110,000	111,066
3.379%, 02/08/61	200,000	199,031
3.633%, 04/06/30	470,000	523,980
Continental Resources, Inc. 5.750%, 01/15/31 (144A) (b)	50,000	60,438
Energean Israel Finance, Ltd.
4.500%, 03/30/24 (144A)	180,000	183,600
4.875%, 03/30/26 (144A)	155,000	158,875
5.875%, 03/30/31 (144A)	155,000	159,069

Oil & Gas—(Continued)
Equinor ASA
1.750%, 01/22/26	390,000	399,568
3.625%, 04/06/40	170,000	189,939
3.700%, 04/06/50	180,000	207,118
Exxon Mobil Corp.
4.227%, 03/19/40	355,000	421,441
4.327%, 03/19/50	10,000	12,249
Hess Corp.
7.125%, 03/15/33	127,000	171,744
7.300%, 08/15/31	320,000	432,873
Leviathan Bond, Ltd. 6.500%, 06/30/27 (144A)	480,000	526,619
Lundin Energy Finance B.V.
2.000%, 07/15/26 (144A)	200,000	201,207
3.100%, 07/15/31 (144A)	580,000	588,088
Marathon Petroleum Corp. 4.700%, 05/01/25	400,000	446,498
Occidental Petroleum Corp.
3.400%, 04/15/26	5,000	5,128
3.500%, 08/15/29	10,000	10,171
4.100%, 02/15/47	5,000	4,755
6.125%, 01/01/31	5,000	6,002
Ovintiv, Inc.
6.500%, 08/15/34	11,000	14,835
6.500%, 02/01/38	10,000	13,756
7.375%, 11/01/31	15,000	20,347
Qatar Petroleum
2.250%, 07/12/31 (144A)	605,000	599,192
3.300%, 07/12/51 (144A)	225,000	227,250
Saudi Arabian Oil Co. 2.875%, 04/16/24 (144A)	400,000	416,784
Shell International Finance B.V. 3.250%, 04/06/50 (b)	165,000	175,521
Sunoco L.P. / Sunoco Finance Corp.
5.500%, 02/15/26	60,000	61,206
5.875%, 03/15/28	60,000	63,300
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	433,750

		7,262,110

Oil & Gas Services—0.0%
Halliburton Co. 4.850%, 11/15/35	160,000	188,713

Packaging & Containers—0.1%
Ball Corp. 4.000%, 11/15/23 (b)	1,060,000	1,116,975
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	150,000	158,625

		1,275,600

Pharmaceuticals—0.4%
AbbVie, Inc.
2.950%, 11/21/26	365,000	390,968

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals —(Continued)
AbbVie, Inc.
3.200%, 11/21/29	50,000	$53,876
4.250%, 11/21/49	40,000	47,378
4.625%, 10/01/42	255,000	308,495
Astrazeneca Finance LLC 1.750%, 05/28/28	810,000	814,711
Bausch Health Cos., Inc. 5.750%, 08/15/27 (144A)	100,000	104,750
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	535,000	591,415
Bristol-Myers Squibb Co.
0.750%, 11/13/25	745,000	738,192
2.550%, 11/13/50	180,000	169,012
Cigna Corp. 1.250%, 03/15/26 (b)	905,000	903,075
CVS Health Corp.
4.125%, 04/01/40	320,000	366,729
5.125%, 07/20/45	210,000	270,633
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/25	585,000	638,761
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/26	650,000	622,375

		6,020,370

Pipelines—0.3%
Cheniere Energy Partners L.P. 4.500%, 10/01/29	10,000	10,631
DCP Midstream Operating L.P.
3.875%, 03/15/23	20,000	20,471
4.950%, 04/01/22	26,000	26,130
5.600%, 04/01/44	50,000	58,250
Energy Transfer L.P.
5.250%, 04/15/29	265,000	310,625
5.300%, 04/01/44	35,000	40,551
5.350%, 05/15/45	35,000	40,819
5.950%, 10/01/43	20,000	24,389
6.125%, 12/15/45	570,000	725,271
6.250%, 04/15/49	60,000	78,841
Enterprise Products Operating LLC
3.300%, 02/15/53	40,000	39,010
4.250%, 02/15/48	135,000	152,910
4.950%, 10/15/54	155,000	195,044
EQM Midstream Partners L.P. 6.500%, 07/01/27 (144A)	30,000	33,742
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/34 (144A)	530,000	520,115
2.625%, 03/31/36 (144A)	1,195,000	1,176,448
2.940%, 09/30/40 (144A)	250,000	249,479
MPLX L.P.
1.750%, 03/01/26	30,000	30,185
NGPL PipeCo LLC 3.250%, 07/15/31 (144A)	210,000	215,167
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.875%, 02/01/31	65,000	70,119

Pipelines —(Continued)
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	35,000	36,052
4.125%, 08/15/31 (144A)	35,000	36,487
Western Midstream Operating L.P. 5.300%, 02/01/30 (b)	60,000	66,300

		4,157,036

Real Estate Investment Trusts—0.2%
American Tower Corp. 1.450%, 09/15/26	180,000	179,163
1.500%, 01/31/28	105,000	101,708
2.400%, 03/15/25 (b)	255,000	265,135
Equinix, Inc. 2.000%, 05/15/28	180,000	179,531
2.500%, 05/15/31	5,000	5,034
GLP Capital L.P. / GLP Financing II, Inc. 4.000%, 01/15/31	335,000	361,331
5.300%, 01/15/29	235,000	274,753
5.750%, 06/01/28	270,000	316,777
SBA Tower Trust 2.836%, 01/15/50 (144A)	545,000	564,443
VEREIT Operating Partnership L.P. 2.200%, 06/15/28	25,000	25,298
2.850%, 12/15/32	30,000	31,166
3.400%, 01/15/28	110,000	118,926
VICI Properties L.P. / VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	35,000	36,552

		2,459,817

Retail—0.2%
1011778 BC ULC / New Red Finance, Inc. 3.500%, 02/15/29 (144A)	170,000	168,300
AutoZone, Inc. 3.625%, 04/15/25	115,000	124,644
FirstCash, Inc. 4.625%, 09/01/28 (144A)	758,000	786,425
Home Depot, Inc. (The) 3.300%, 04/15/40	380,000	411,723
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 06/01/27 (144A)	60,000	62,641
Lithia Motors, Inc. 4.625%, 12/15/27 (144A)	120,000	126,300
McDonald’s Corp. 3.350%, 04/01/23	330,000	343,718
3.625%, 09/01/49	330,000	359,825
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	78,188

		2,461,764

Semiconductors—0.4%
Broadcom, Inc. 2.600%, 02/15/33 (144A)	10,000	9,606

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
3.137%, 11/15/35 (144A)	31,000	$30,753
3.187%, 11/15/35 (144A)	500,000	498,548
3.419%, 04/15/33 (144A)	770,000	797,082
3.469%, 04/15/34 (144A)	109,000	112,241
4.300%, 11/15/32	95,000	106,460
Entegris, Inc. 3.625%, 05/01/29 (144A)	65,000	66,309
4.375%, 04/15/28 (144A)	90,000	94,275
Intel Corp. 2.800%, 08/12/41	495,000	493,466
3.050%, 08/12/51	300,000	298,023
3.100%, 02/15/60	330,000	324,672
Marvell Technology, Inc.
2.450%, 04/15/28 (144A)	490,000	499,197
2.950%, 04/15/31 (144A)	375,000	385,462
Microchip Technology, Inc. 2.670%, 09/01/23	715,000	741,307
4.250%, 09/01/25	25,000	26,143
NVIDIA Corp. 3.500%, 04/01/40	385,000	426,949
NXP B.V. / NXP Funding LLC 4.875%, 03/01/24 (144A)	659,000	718,787
5.350%, 03/01/26 (144A)	200,000	231,270
5.550%, 12/01/28 (144A)	165,000	200,154
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.300%, 06/18/29 (144A)	116,000	131,476
Qorvo, Inc. 3.375%, 04/01/31 (144A)	50,000	52,720

		6,244,900

Software—0.4%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	1,658,000	1,666,290
CDK Global, Inc. 5.250%, 05/15/29 (144A)	602,000	650,238
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	87,000	89,175
Microsoft Corp. 2.675%, 06/01/60	42,000	40,717
2.921%, 03/17/52	40,000	41,352
3.041%, 03/17/62	203,000	214,435
MSCI, Inc. 3.625%, 09/01/30 (144A)	5,000	5,169
4.000%, 11/15/29 (144A)	10,000	10,587
Open Text Corp. 5.875%, 06/01/26 (144A)	115,000	119,025
Oracle Corp. 2.875%, 03/25/31	450,000	463,049
3.850%, 04/01/60	885,000	899,298
3.950%, 03/25/51	200,000	210,924
4.100%, 03/25/61	225,000	239,541
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	735,000	776,110

		5,425,910

Telecommunications—0.7%
AT&T, Inc. 3.500%, 02/01/61	565,000	540,675
3.550%, 09/15/55	1,039,000	1,024,603
3.650%, 06/01/51	355,000	361,741
3.650%, 09/15/59	31,000	30,905
3.800%, 12/01/57	251,000	256,410
Nokia Oyj 4.375%, 06/12/27	720,000	790,200
6.625%, 05/15/39	110,000	150,150
NTT Finance Corp. 1.162%, 04/03/26 (144A)	640,000	636,333
Sprint Corp. 7.125%, 06/15/24	100,000	113,820
T-Mobile USA, Inc.
2.050%, 02/15/28	655,000	660,240
3.375%, 04/15/29 (144A)	30,000	31,298
3.500%, 04/15/25	580,000	624,838
3.500%, 04/15/31 (144A)	30,000	31,639
3.875%, 04/15/30	315,000	347,811
4.500%, 04/15/50	250,000	291,442
Telecom Italia Capital S.A. 6.000%, 09/30/34	45,000	50,512
7.721%, 06/04/38	50,000	64,000
Telefonica Celular del Paraguay S.A. 5.875%, 04/15/27 (144A)	730,000	764,675
VEON Holdings B.V. 3.375%, 11/25/27 (144A)	435,000	441,007
Verizon Communications, Inc. 2.650%, 11/20/40	270,000	253,684
2.850%, 09/03/41	180,000	175,675
2.987%, 10/30/56	250,000	230,841
3.400%, 03/22/41	790,000	825,030
3.550%, 03/22/51	215,000	226,738
4.400%, 11/01/34	535,000	633,587
4.500%, 08/10/33	320,000	381,027
Vodafone Group plc 6.150%, 02/27/37	240,000	328,309

		10,267,190

Transportation—0.1%
Union Pacific Corp. 2.375%, 05/20/31	595,000	609,476
2.973%, 09/16/62	130,000	125,356

		734,832

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	885,000	876,911
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.700%, 11/01/24 (144A)	455,000	477,656
4.000%, 07/15/25 (144A)	405,000	442,619

		1,797,186

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Water—0.0%
American Water Capital Corp. 4.150%, 06/01/49	140,000	$165,352

Total Corporate Bonds & Notes (Cost $146,083,447)		151,716,351

Mortgage-Backed Securities—5.6%

Collateralized Mortgage Obligations—3.7%
510 Asset Backed Trust 2.116%, 06/25/61 (144A) † (n)	1,165,378	1,165,017
Adjustable Rate Mortgage Trust 0.586%, 1M LIBOR + 0.500%, 01/25/36 (c)	111,314	111,205
0.626%, 1M LIBOR + 0.540%, 11/25/35 (c)	75,794	76,716
Angel Oak Mortgage Trust LLC
0.951%, 07/25/66 (144A) (c)	2,359,937	2,355,151
0.985%, 04/25/66 (144A) (c)	552,755	554,496
0.990%, 04/25/53 (144A) (c)	612,664	611,923
1.068%, 05/25/66 (144A) (c)	958,470	958,333
3.628%, 03/25/49 (144A) (c)	79,179	79,934
3.920%, 11/25/48 (144A) (c)	277,915	280,583
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (c)	708,067	716,823
Bear Stearns Adjustable Rate Mortgage Trust 2.925%, 07/25/36 (c)	171,710	166,120
Bear Stearns ALT-A Trust 0.566%, 1M LIBOR + 0.480%, 02/25/36 (c)	377,645	381,973
Bear Stearns Mortgage Funding Trust 0.266%, 1M LIBOR + 0.180%, 10/25/36 (c)	98,389	94,589
0.286%, 1M LIBOR + 0.200%, 02/25/37 (c)	368,047	353,968
Bellemeade Re, Ltd. 1.186%, 1M LIBOR + 1.100%, 07/25/29 (144A) (c)	91,957	91,993
1.486%, 1M LIBOR + 1.400%, 10/25/29 (144A) (c)	420,314	420,454
BRAVO Residential Funding Trust 0.941%, 02/25/49 (144A) (c)	358,110	358,629
0.970%, 03/25/60 (144A) (c)	528,038	528,384
CIM Trust 3.000%, 04/25/57 (144A) (c)	387,372	392,672
Citigroup Mortgage Loan Trust 2.720%, 07/25/49 (144A) (c)	143,285	144,452
COLT Mortgage Loan Trust 0.910%, 06/25/66 (144A) (c)	683,606	682,941
0.956%, 09/27/66 (144A) (c)	1,070,000	1,066,795
2.579%, 11/25/49 (144A) (c)	243,521	243,530
Connecticut Avenue Securities Trust 2.186%, 1M LIBOR + 2.100%, 06/25/39 (144A) (c)	114,019	114,307
2.236%, 1M LIBOR + 2.150%, 09/25/31 (144A) (c)	114,383	115,067
2.236%, 1M LIBOR + 2.150%, 11/25/39 (144A) (c)	252,669	253,903
Countrywide Alternative Loan Trust 0.536%, 1M LIBOR + 0.450%, 03/01/38 (c)	161,571	135,385
0.626%, 1M LIBOR + 0.540%, 01/25/36 (c)	87,411	87,574
0.886%, 1M LIBOR + 0.800%, 12/25/35 (c)	94,022	81,992
1.442%, 12M MTA + 1.350%, 08/25/35 (c)	194,255	175,778
5.500%, 11/25/35	397,808	297,438

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust 0.486%, 1M LIBOR + 0.400%, 04/25/46 (c)	222,017	194,097
0.766%, 1M LIBOR + 0.680%, 02/25/35 (c)	79,549	75,374
2.635%, 06/20/35 (c)	6,722	6,856
2.922%, 09/25/47 (c)	223,876	216,002
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (c)	353,833	370,628
Credit Suisse Mortgage Trust 1.179%, 02/25/66 (144A) (c)	1,033,036	1,033,805
CSMC Trust 0.938%, 05/25/66 (144A) (c)	594,776	591,539
1.796%, 12/27/60 (144A) (c)	364,075	365,237
Deephaven Residential Mortgage Trust 0.899%, 04/25/66 (144A) (c)	334,364	334,280
Deutsche ALT-A Securities Mortgage Loan Trust 0.236%, 1M LIBOR + 0.150%, 12/25/36 (c)	243,228	238,353
Ellington Financial Mortgage Trust 0.931%, 06/25/66 (144A) (c)	282,561	282,803
GCAT LLC 1.036%, 05/25/66 (144A) (c)	638,329	637,466
1.091%, 05/25/66 (144A) (c)	869,777	869,892
1.262%, 07/25/66 (144A) (c)	1,395,000	1,394,972
GreenPoint Mortgage Funding Trust 1.492%, 12M MTA + 1.400%, 10/25/45 (c)	162,415	137,645
GSR Mortgage Loan Trust 0.386%, 1M LIBOR + 0.300%, 01/25/37 (c)	474,877	116,863
2.967%, 01/25/36 (c)	233,136	238,838
6.000%, 07/25/37	151,042	129,169
Home Re, Ltd. 1.686%, 1M LIBOR + 1.600%, 10/25/28 (144A) (c)	204,195	204,479
IndyMac INDX Mortgage Loan Trust 2.971%, 10/25/35 (c)	14,307	13,601
JPMorgan Mortgage Trust 3.065%, 05/25/36 (c)	15,011	13,557
Legacy Mortgage Asset Trust 1.650%, 11/25/60 (144A) (n)	245,476	245,276
1.750%, 04/25/61 (144A) (n)	369,447	369,825
1.750%, 07/25/61 (144A) (n)	458,430	458,829
3.000%, 06/25/59 (144A) (n)	652,284	654,503
3.250%, 11/25/59 (144A) (n)	878,870	883,749
LSTAR Securities Investment, Ltd. 1.786%, 1M LIBOR + 1.700%, 03/02/26 (144A) (c)	988,049	988,455
1.886%, 1M LIBOR + 1.800%, 02/01/26 (144A) (c)	773,131	772,630
2.586%, 1M LIBOR + 2.500%, 04/01/24 (144A) (c)	303,655	302,803
2.586%, 1M LIBOR + 2.500%, 05/01/24 (144A) (c)	690,193	681,079
MASTR Adjustable Rate Mortgages Trust 2.731%, 11/21/34 (c)	50,204	51,028
2.755%, 09/25/33 (c)	51,130	51,558
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (c)	430,455	447,613
MFA Trust 1.029%, 11/25/64 (144A) (c)	549,993	550,454
1.153%, 04/25/65 (144A) (c)	549,159	549,453
Morgan Stanley Mortgage Loan Trust 3.254%, 05/25/36 (c)	163,134	109,372

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust 0.836%, 1M LIBOR + 0.750%, 01/25/48 (144A) (c)	627,171	$628,098
0.941%, 10/25/58 (144A) (c)	412,762	413,091
2.492%, 09/25/59 (144A) (c)	170,975	172,230
3.500%, 08/25/59 (144A) (c)	489,836	509,097
3.750%, 11/26/35 (144A) (c)	436,359	466,375
4.000%, 02/25/57 (144A) (c)	778,820	832,821
4.000%, 03/25/57 (144A) (c)	825,482	879,693
4.000%, 04/25/57 (144A) (c)	657,818	705,003
4.000%, 05/25/57 (144A) (c)	464,065	493,859
4.000%, 09/25/57 (144A) (c)	672,988	707,608
NMLT Trust 1.185%, 05/25/56 (144A) (c)	1,101,598	1,101,111
Oaktown Re III, Ltd. 1.486%, 1M LIBOR + 1.400%, 07/25/29 (144A) (c)	61,246	61,262
OBX Trust 1.054%, 07/25/61 (144A) (c)	688,045	687,942
1.072%, 02/25/66 (144A) (c)	974,381	972,650
Preston Ridge Partners Mortgage LLC 1.793%, 06/25/26 (144A) (n)	656,416	657,023
1.793%, 07/25/26 (144A) (n)	699,009	699,015
1.867%, 04/25/26 (144A) (n)	1,254,703	1,256,034
2.363%, 11/25/25 (144A) (n)	197,873	199,006
2.857%, 09/25/25 (144A) (n)	712,724	714,150
3.500%, 10/25/24 (144A) (c)	298,078	298,827
Pretium Mortgage Credit Partners I LLC
1.992%, 02/25/61 (144A) (n)	1,296,886	1,295,208
Radnor RE, Ltd. 1.286%, 1M LIBOR + 1.200%, 06/25/29 (144A) (c)	79,888	79,888
RALI Series Trust 0.686%, 1M LIBOR + 0.600%, 04/25/36 (c)	558,522	533,661
6.000%, 12/25/35	159,619	161,454
RCO Mortgage LLC 1.868%, 05/26/26 (144A) (n)	537,923	538,157
RFMSI Trust 2.954%, 08/25/35 (c)	61,293	38,082
Seasoned Credit Risk Transfer Trust 2.500%, 08/25/59	606,821	628,955
3.500%, 11/25/57	438,223	477,161
3.500%, 03/25/58	970,614	1,034,174
3.500%, 07/25/58	1,199,806	1,309,145
3.500%, 08/25/58	234,994	256,906
3.500%, 10/25/58	1,052,430	1,127,194
Starwood Mortgage Residential Trust 0.943%, 05/25/65 (144A) (c)	344,648	344,392
1.219%, 05/25/65 (144A) (c)	867,160	868,548
Structured Adjustable Rate Mortgage Loan Trust 0.386%, 1M LIBOR + 0.300%, 09/25/34 (c)	42,631	40,997
Toorak Mortgage Corp., Ltd. 2.240%, 06/25/24 (144A) (n)	670,000	670,344
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (c)	1,307,995	1,333,376

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust 0.918%, 02/25/64 (144A) (c)	511,380	509,767
0.938%, 07/25/66 (144A) (c)	497,410	496,773
1.031%, 02/25/66 (144A) (c)	409,489	410,116
WaMu Mortgage Pass-Through Certificates Trust 0.972%, 12M MTA + 0.880%, 10/25/46 (c)	143,323	138,152
2.789%, 06/25/37 (c)	81,786	80,200
Washington Mutual Mortgage Pass-Through Certificates 0.686%, 1M LIBOR + 0.600%, 07/25/36 (c)	69,426	45,416
Wells Fargo Mortgage-Backed Securities Trust 2.240%, 10/25/36 (c)	69,628	67,237
2.513%, 09/25/36 (c)	60,285	59,791

		52,680,197

Commercial Mortgage-Backed Securities—1.9%
BANK 0.715%, 11/15/62 (c) (d)	4,577,220	197,569
0.763%, 11/15/62 (c) (d)	2,260,915	107,142
0.814%, 12/15/52 (c) (d)	3,652,315	184,895
0.865%, 11/15/50 (c) (d)	8,185,489	313,134
0.934%, 11/15/54 (c) (d)	973,610	38,662
0.958%, 09/15/62 (c) (d)	4,460,024	253,931
1.044%, 05/15/62 (c) (d)	2,896,677	169,519
1.900%, 03/15/63 (c) (d)	5,012,606	671,933
2.036%, 02/15/54	565,000	561,012
Barclays Commercial Mortgage Trust 0.934%, 1M LIBOR + 0.850%, 08/15/36 (144A) (c)	1,802,000	1,801,964
1.101%, 04/15/53 (c) (d)	1,280,000	102,689
1.614%, 02/15/50 (c) (d)	5,372,466	334,140
5.135%, 12/15/51 (c)	475,000	533,259
Benchmark Mortgage Trust 0.646%, 01/15/51 (c) (d)	2,456,075	64,418
0.665%, 07/15/51 (c) (d)	4,336,768	110,438
1.201%, 08/15/52 (c) (d)	2,042,386	123,140
1.389%, 03/15/62 (c) (d)	6,114,093	444,700
1.635%, 01/15/54 (c) (d)	2,365,603	278,868
1.918%, 07/15/53 (c) (d)	1,328,324	145,915
BX Commercial Mortgage Trust 1.004%, 1M LIBOR + 0.920%, 10/15/36 (144A) (c)	1,069,240	1,071,308
CAMB Commercial Mortgage Trust 2.634%, 1M LIBOR + 2.550%, 12/15/37 (144A) (c)	665,000	665,392
Century Plaza Towers 2.865%, 11/13/39 (144A)	585,000	616,660
Citigroup Commercial Mortgage Trust 1.063%, 07/10/47 (c) (d)	3,182,069	70,798
1.172%, 04/10/48 (c) (d)	3,906,344	123,394
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.696%, 02/10/47 (c) (d)	2,667,408	30,480
0.874%, 08/10/46 (c) (d)	695,782	8,102
0.984%, 1M LIBOR + 0.900%, 10/15/34 (144A) (c)	107,676	107,743
1.840%, 10/15/45 (c) (d)	340,943	4,368
2.853%, 10/15/45	178,907	182,341
3.101%, 03/10/46	145,000	147,431

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.213%, 03/10/46	171,029	$176,499
3.424%, 03/10/31 (144A)	1,065,000	1,104,163
3.612%, 06/10/46 (c)	260,000	271,106
3.796%, 08/10/47	225,000	242,061
3.961%, 03/10/47	235,125	250,944
4.074%, 02/10/47 (c)	115,000	123,042
4.205%, 08/10/46	97,229	102,642
4.210%, 08/10/46 (c)	175,000	185,100
4.236%, 02/10/47 (c)	190,000	203,265
4.750%, 10/15/45 (144A) (c)	355,000	118,387
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	1,107	1,126
CSAIL Commercial Mortgage Trust 0.884%, 06/15/57 (c) (d)	11,743,561	258,289
1.089%, 11/15/48 (c) (d)	758,942	24,437
2.031%, 01/15/49 (c) (d)	1,532,815	110,137
DBJPM Mortgage Trust 1.830%, 09/15/53 (c) (d)	1,011,444	98,775
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,218,116
GS Mortgage Securities Trust 0.094%, 08/10/44 (144A) (c) (d)	176,543	2
0.096%, 07/10/46 (c) (d)	10,211,460	11,329
3.674%, 04/10/47 (144A)	235,000	9,400
5.122%, 04/10/47 (144A) (c)	465,000	250,155
JPMBB Commercial Mortgage Securities Trust 0.756%, 09/15/47 (c) (d)	2,858,109	43,753
3.363%, 07/15/45	357,842	366,144
JPMorgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (c)	400,000	194,563
2.812%, 01/16/37 (144A)	305,000	317,276
4.508%, 12/15/47 (144A) (c)	130,000	101,900
Morgan Stanley Bank of America Merrill Lynch Trust 1.116%, 12/15/47 (c) (d)	1,846,789	46,316
1.132%, 10/15/48 (c) (d)	774,736	23,150
2.918%, 02/15/46	130,000	132,905
3.134%, 12/15/48	480,000	491,322
3.176%, 08/15/45	245,000	247,756
3.766%, 11/15/46	160,061	167,631
4.259%, 10/15/46 (c)	115,000	121,659
Morgan Stanley Capital Trust 1.500%, 06/15/50 (c) (d)	1,553,845	85,538
3.912%, 09/09/32 (144A)	1,140,000	1,214,088
5.467%, 07/15/49 (144A) (c)	265,000	119,748
5.767%, 10/12/52 (144A) (c)	12,137	3,641
MTRO Commercial Mortgage Trust 1.884%, 1M LIBOR + 1.800%, 12/15/33 (144A) (c)	565,000	555,801
Natixis Commercial Mortgage Securities Trust 2.906%, 10/15/36 (144A)	310,000	310,409
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (c)	150,000	158,394
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,273,103
UBS Commercial Mortgage Trust 1.203%, 08/15/50 (c) (d)	901,314	42,486

Commercial Mortgage-Backed Securities—(Continued)
UBS-Barclays Commercial Mortgage Trust 2.850%, 12/10/45	325,000	331,084
3.091%, 08/10/49	561,098	569,961
3.185%, 03/10/46	240,000	245,892
3.244%, 04/10/46	300,119	309,339
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,128,451
Wells Fargo Commercial Mortgage Trust 1.047%, 09/15/57 (c) (d)	4,896,944	150,156
1.230%, 05/15/48 (c) (d)	2,898,663	86,822
2.918%, 10/15/45	282,311	286,152
2.942%, 10/15/49	890,000	948,136
4.284%, 05/15/48 (c)	80,000	81,872
WF-RBS Commercial Mortgage Trust 1.427%, 03/15/47 (c) (d)	1,498,824	35,904
2.870%, 11/15/45	341,338	346,561
2.875%, 12/15/45	175,000	178,392
3.016%, 11/15/47 (144A)	86,806	5,208
3.071%, 03/15/45	183,051	187,038
3.345%, 05/15/45	100,000	103,110
3.723%, 05/15/47	124,404	128,206
3.995%, 05/15/47	160,281	171,679
4.045%, 03/15/47	40,000	42,714
4.101%, 03/15/47	335,000	359,892
5.000%, 06/15/44 (144A) (c)	105,000	61,406
5.978%, 04/15/45 (144A) (c)	255,000	257,343

		26,257,221

Total Mortgage-Backed Securities (Cost $81,501,686)		78,937,418

Asset-Backed Securities—3.4%

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	549,667
Credit Acceptance Auto Loan Trust 1.000%, 05/15/30 (144A)	370,000	370,204
Drive Auto Receivables Trust 2.700%, 02/16/27	465,000	476,480
Exeter Automobile Receivables Trust 2.580%, 09/15/25 (144A)	1,045,000	1,071,046
2.730%, 12/15/25 (144A)	315,000	324,359
Santander Drive Auto Receivables Trust 1.480%, 01/15/27	140,000	141,790
Westlake Automobile Receivables Trust 1.650%, 02/17/26 (144A)	415,000	421,005
2.720%, 11/15/24 (144A)	765,000	783,106

		4,137,657

Asset-Backed - Credit Card—0.0%
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	495,000	496,387

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust 0.186%, 1M LIBOR + 0.100%, 12/25/46 (c)	55,678	$34,048
0.686%, 1M LIBOR + 0.600%, 03/25/36 (c)	628,489	418,406
5.985%, 06/25/36 (c)	462,832	187,014
Morgan Stanley ABS Capital I, Inc. Trust 0.386%, 1M LIBOR + 0.300%, 06/25/36 (c)	9,274	8,495
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (n)	242,288	134,246
Soundview Home Loan Trust 0.586%, 1M LIBOR + 0.500%, 11/25/36 (c)	485,000	470,003

		1,252,212

Asset-Backed - Other—3.0%
Affirm Asset Securitization Trust 1.900%, 01/15/25 (144A)	400,018	402,947
3.460%, 10/15/24 (144A)	187,096	189,307
Apex Credit CLO, Ltd. 1.125%, 3M LIBOR + 1.000%, 04/24/29 (144A) (c)	1,315,000	1,315,016
Apollo Aviation Securitization Trust 3.351%, 01/16/40 (144A)	224,533	221,969
Arbor Realty Commercial Real Estate Notes, Ltd. 1.184%, 1M LIBOR + 1.100%, 05/15/36 (144A) (c)	210,000	210,065
Avant Loans Funding Trust 1.210%, 07/15/30 (144A)	455,000	455,161
Bain Capital Credit CLO, Ltd. 1.315%, 3M LIBOR + 1.180%, 07/25/34 (144A) (c)	1,325,000	1,325,314
Bayview Koitere Fund Trust 3.500%, 07/28/57 (144A) (c)	631,819	646,920
4.000%, 11/28/53 (144A) (c)	244,099	249,142
Bayview Mortgage Fund Trust 3.500%, 01/28/58 (144A) (c)	414,205	418,222
Bayview Opportunity Master Fund Trust 3.500%, 01/28/55 (144A) (c)	274,385	279,366
3.500%, 06/28/57 (144A) (c)	322,784	329,609
3.500%, 10/28/57 (144A) (c)	601,352	606,019
4.000%, 10/28/64 (144A) (c)	509,220	519,348
BlueMountain CLO, Ltd. 1.234%, 3M LIBOR + 1.100%, 04/20/34 (144A) (c)	825,000	825,512
1.278%, 3M LIBOR + 1.150%, 04/19/34 (144A) (c)	1,560,000	1,559,607
Buckhorn Park CLO, Ltd. 1.232%, 3M LIBOR + 1.120%, 07/18/34 (144A) (c)	555,000	555,099
CF Hippolyta LLC 1.990%, 07/15/60 (144A)	259,753	259,833
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	989,707
Citigroup Mortgage Loan Trust 3.228%, 11/25/70 (144A) (n)	427,325	427,996
Domino’s Pizza Master Issuer LLC 2.662%, 04/25/51 (144A)	518,700	533,439
3.668%, 10/25/49 (144A)	325,050	349,275
4.116%, 07/25/48 (144A)	680,750	704,828
Finance America Mortgage Loan Trust 1.136%, 1M LIBOR + 1.050%, 09/25/33 (c)	50,294	49,912
GMACM Home Equity Loan Trust 0.586%, 1M LIBOR + 0.500%, 10/25/34 (144A) (c)	16,147	15,457
Harriman Park CLO, Ltd. 1.254%, 3M LIBOR + 1.120%, 04/20/34 (144A) (c)	1,655,000	1,656,028

Asset-Backed - Other—(Continued)
KKR CLO, Ltd. 1.126%, 3M LIBOR + 1.000%, 04/15/31 (144A) (c)	1,230,000	1,227,403
Knollwood CDO, Ltd. 3.335%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c)	751,321	75
LCM, Ltd. 1.174%, 3M LIBOR + 1.040%, 10/20/27 (144A) (c)	617,279	617,352
Madison Park Funding, Ltd. 1.254%, 3M LIBOR + 1.120%, 07/17/34 (144A) (c)	1,330,000	1,330,936
MFA LLC 2.363%, 03/25/60 (144A) (n)	1,122,343	1,122,683
Mill City Mortgage Loan Trust 3.484%, 08/25/58 (144A) (c)	516,488	534,164
3.500%, 04/25/66 (144A) (c)	1,099,531	1,136,578
New Residential Mortgage LLC 3.790%, 07/25/54 (144A)	497,592	497,868
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	157,955	159,629
Octagon Investment Partners, Ltd. 1.456%, 3M LIBOR + 1.330%, 10/15/32 (144A) (c)	1,230,000	1,230,347
OZLM, Ltd. 1.144%, 3M LIBOR + 1.010%, 07/17/29 (144A) (c)	319,770	319,886
1.146%, 3M LIBOR + 1.020%, 04/15/31 (144A) (c)	900,000	900,336
1.179%, 3M LIBOR + 1.050%, 04/30/27 (144A) (c)	413,845	413,865
Pretium Mortgage Credit Partners I LLC 1.992%, 06/27/60 (144A) (n)	670,304	669,654
Regatta VI Funding, Ltd. 1.294%, 3M LIBOR + 1.160%, 04/20/34 (144A) (c)	1,200,000	1,200,744
RR 1 LLC 1.230%, 3M LIBOR + 1.150%, 07/15/35 (144A) (c)	1,365,000	1,366,716
RR 16, Ltd. 1.191%, 3M LIBOR + 1.110%, 07/15/36 (144A) (c)	1,175,000	1,175,840
Sapphire Aviation Finance II, Ltd. 3.228%, 03/15/40 (144A)	211,668	209,934
Sound Point CLO XXIX, Ltd. 1.210%, 3M LIBOR + 1.070%, 04/25/34 (144A) (c)	1,300,000	1,299,671
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	253,353	253,686
Stanwich Mortgage Loan Trust 3.475%, 11/16/24 (144A) (n)	124,152	124,331
Summit Issuer LLC 2.290%, 12/20/50 (144A)	320,000	319,869
Symphony CLO, Ltd. 1.083%, 3M LIBOR + 0.950%, 07/14/26 (144A) (c)	601,947	601,972
Towd Point Mortgage Trust 2.750%, 02/25/55 (144A) (c)	3,081	3,079
2.750%, 08/25/55 (144A) (c)	116,143	116,708
2.750%, 10/25/56 (144A) (c)	693,161	702,521
2.750%, 04/25/57 (144A) (c)	137,339	138,996
2.750%, 06/25/57 (144A) (c)	537,928	549,664
Upstart Securitization Trust 0.830%, 07/20/31 (144A)	355,943	355,992
VCAT Asset Securitization LLC 1.743%, 05/25/51 (144A) (n)	683,860	683,978
2.115%, 03/27/51 (144A) (n)	221,759	222,374
Venture CLO, Ltd. 1.311%, 3M LIBOR + 1.130%, 04/15/34 (144A) (c)	1,300,000	1,300,599
1.381%, 3M LIBOR + 1.240%, 04/15/34 (144A) (c)	500,000	500,617

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (n)	630,028	$630,606
VOLT XCVIII LLC 2.116%, 04/25/51 (144A) (n)	219,789	220,298
Voya CLO, Ltd. 1.034%, 3M LIBOR + 0.900%, 01/18/29 (144A) (c)	1,458,211	1,459,062
Wellfleet CLO X, Ltd. 1.344%, 3M LIBOR + 1.170%, 07/20/32 (144A) (c)	1,065,000	1,064,731
Wendy’s Funding LLC 2.370%, 06/15/51 (144A)	1,182,038	1,191,925
3.884%, 03/15/48 (144A)	418,688	442,467
Wingstop Funding LLC 2.841%, 12/05/50 (144A)	164,175	168,869

		41,561,123

Total Asset-Backed Securities (Cost $47,854,333)		47,447,379

Foreign Government—2.7%

Sovereign—2.7%
Angolan Government International Bonds 8.000%, 11/26/29	400,000	409,248
8.250%, 05/09/28	205,000	212,175
Argentine Republic Government International Bonds 1.000%, 07/09/29	14,505	5,512
1.125%, 07/09/35 (n)	425,475	139,156
Benin Government International Bond 4.950%, 01/22/35 (144A) (EUR)	620,000	699,300
Bermuda Government International Bond 2.375%, 08/20/30 (144A)	200,000	198,000
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	11,104,000	1,919,862
Brazilian Government International Bond 3.875%, 06/12/30	2,235,000	2,166,721
Chile Government International Bonds 1.250%, 01/22/51 (EUR)	1,100,000	1,125,691
3.100%, 05/07/41	485,000	468,035
3.250%, 09/21/71	200,000	180,672
Colombia Government International Bonds 3.875%, 04/25/27	1,400,000	1,450,918
5.000%, 06/15/45	800,000	779,712
5.200%, 05/15/49	200,000	199,228
5.625%, 02/26/44	225,000	234,650
Croatia Government International Bond 1.500%, 06/17/31 (EUR)	1,025,000	1,240,894
Dominican Republic International Bond 6.400%, 06/05/49 (144A)	1,110,000	1,174,946
Egypt Government International Bonds 7.300%, 09/30/33 (144A)	200,000	194,160
7.625%, 05/29/32 (144A)	255,000	254,115
8.500%, 01/31/47	200,000	193,000
Finance Department Government of Sharjah 3.625%, 03/10/33 (144A)	550,000	541,838
Ghana Government International Bond 6.375%, 02/11/27 (144A)	290,000	272,673

Sovereign—(Continued)
Hungary Government International Bond 1.625%, 04/28/32 (EUR)	1,320,000	1,610,825
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	1,170,000	1,311,223
2.150%, 07/18/24 (EUR)	100,000	121,774
2.625%, 06/14/23 (EUR)	100,000	120,644
Ivory Coast Government International Bond 4.875%, 01/30/32 (EUR)	460,000	518,298
Jordan Government International Bond 5.850%, 07/07/30	430,000	445,278
Mexican Bonos 7.750%, 05/29/31 (MXN)	72,152,300	3,583,688
Mexico Government International Bonds 1.125%, 01/17/30 (EUR)	200,000	226,747
1.450%, 10/25/33 (EUR)	1,330,000	1,454,177
3.771%, 05/24/61	335,000	297,048
4.280%, 08/14/41	340,000	346,902
4.750%, 04/27/32	700,000	787,339
Morocco Government International Bond 2.000%, 09/30/30 (EUR)	640,000	723,056
North Macedonia Government International Bonds 2.750%, 01/18/25 (EUR)	425,000	515,289
3.675%, 06/03/26 (144A) (EUR)	515,000	652,972
Panama Government International Bonds 3.870%, 07/23/60	1,170,000	1,144,166
4.300%, 04/29/53	400,000	423,132
Peruvian Government International Bonds 2.392%, 01/23/26	65,000	66,321
3.300%, 03/11/41	245,000	237,454
Philippine Government International Bonds 1.200%, 04/28/33 (EUR)	1,135,000	1,312,729
1.750%, 04/28/41 (EUR)	300,000	346,393
Romanian Government International Bonds 2.625%, 12/02/40 (144A) (EUR)	635,000	684,803
2.750%, 04/14/41 (EUR)	305,000	328,018
3.375%, 02/08/38 (EUR)	310,000	372,554
4.625%, 04/03/49 (EUR)	738,000	999,676
Russian Federal Bond - OFZ 5.900%, 03/12/31 (RUB)	148,955,000	1,867,748
Saudi Government International Bonds 2.000%, 07/09/39 (EUR)	820,000	993,724
2.250%, 02/02/33 (144A) (b)	1,240,000	1,205,602
Senegal Government International Bonds 4.750%, 03/13/28 (EUR)	245,000	294,974
6.250%, 05/23/33	485,000	505,004
Serbia International Bond 1.650%, 03/03/33 (144A) (EUR)	645,000	709,331

Total Foreign Government (Cost $40,116,205)		38,267,395

Floating Rate Loans (o)—1.7%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, 3M LIBOR + 3.500%, 08/21/26	137,200	134,565

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Advertising—(Continued)
Terrier Media Buyer, Inc. Term Loan, 3.584%, 1M LIBOR + 3.500%, 12/17/26	117,909	$117,803

		252,368

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 2.334%, 1M LIBOR + 2.250%, 05/30/25	145,767	144,112

Agriculture—0.0%
Lorca Finco plc Term Loan B2, 4.250%, 6M EURIBOR + 4.250%, 09/17/27 (EUR)	180,000	209,194

Airlines—0.0%
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	98,250	96,128
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	100,000	106,456
United Airlines, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	99,500	100,409

		302,993

Apparel—0.0%
Birkenstock U.S. BidCo, Inc. USD Term Loan B, 4.250%, 3M LIBOR + 3.750%, 04/27/28	99,750	99,833

Auto Parts & Equipment—0.0%
Clarios Global L.P.
Term Loan B, 3.250%, 1M EURIBOR + 3.250%, 04/30/26 (EUR)	145,013	166,676
USD Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/30/26	97,199	96,865

		263,541

Building Materials—0.1%
Cornerstone Building Brands, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 04/12/28	196,264	196,243
Ingersoll-Rand Services Co. Term Loan B, 1.834%, 1M LIBOR + 1.750%, 03/01/27	801,859	792,525
Quikrete Holdings, Inc. 1st Lien Term Loan, 2.584%, 1M LIBOR + 2.500%, 02/01/27	122,813	121,951

		1,110,719

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B2, 1.882%, 3M LIBOR + 1.750%, 06/01/24	796,323	795,016
Diamond (BC) B.V. Term Loan B, 09/14/28 (p)	150,000	150,300

		945,316

Commercial Services—0.2%
Allied Universal Holdco LLC USD Incremental Term Loan B, 4.250%, 3M LIBOR + 3.750%, 05/12/28	112,216	112,433
APX Group, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.500%, 07/09/28	100,000	99,854
AVSC Holding Corp. Term Loan B1, 0.250%, 3M LIBOR + 3.250%, 03/03/25	169,384	152,093
BrightView Landscapes LLC 1st Lien Term Loan B, 2.585%, 1M LIBOR + 2.500%, 08/15/25	210,870	210,519
MPH Acquisition Holdings LLC Term Loan B, 4.750%, 3M LIBOR + 4.250%, 08/17/28	150,000	148,573
Techem Verwaltungsgesellschaft 675 mbH Term Loan B4, 2.375%, 6M EURIBOR + 2.375%, 07/15/25 (EUR)	49,291	56,343
Trans Union LLC Term Loan B5, 1.834%, 1M LIBOR + 1.750%, 11/16/26	716,663	712,901
Verisure Holding AB Term Loan B, 3.250%, 3M EURIBOR + 3.250%, 07/20/26 (EUR)	185,000	213,397
Wex. Inc. Term Loan, 2.334%, 1M LIBOR + 2.250%, 03/31/28	1,024,850	1,021,434
WW International, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.500%, 04/13/28	99,750	99,732

		2,827,279

Computers—0.1%
Peraton Holding Corp. Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/01/28	109,450	109,685
Science Applications International Corp. Term Loan B, 1.959%, 1M LIBOR + 1.875%, 10/31/25	793,877	796,730
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	177,077	177,719

		1,084,134

Cosmetics/Personal Care—0.0%
Coty, Inc. Term Loan B, 2.333%, 1M LIBOR + 2.250%, 04/07/25	114,459	112,742
Revlon Consumer Products Corp. Term Loan B, 4.250%, 3M LIBOR + 3.500%, 09/07/23	135,207	68,955
Sunshine Luxembourg ViII S.a.r.l Term Loan B3, 4.500%, 3M LIBOR + 3.750%, 10/01/26	202,682	203,458

		385,155

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc. Term Loan, 2.084%, 1M LIBOR + 2.000%, 01/15/27	801,818	797,694

Diversified Financial Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 3.084%, 1M LIBOR + 3.000%, 06/15/25	193,986	192,774

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Deerfield Dakota Holding LLC Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	217,250	$218,162
Fleetcor Technologies Operating Co. LLC Term Loan B4, 1.834%, 1M LIBOR + 1.750%, 04/28/28	628,425	627,639

		1,038,575

Engineering & Construction—0.0%
Artera Services, LLC Incremental Term Loan, 03/06/25 (p)	100,000	99,708
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	143,625	142,675

		242,383

Entertainment—0.0%
Crown Finance U.S. Inc. Incremental Term Loan B1, 9.250%, 3M LIBOR + 8.250%, 05/23/24	3,492	3,762
Term Loan, 3.500%, 6M LIBOR + 2.500%, 02/28/25	80,412	66,474
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	241,686	241,460
Golden Entertainment, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.000%, 10/21/24	143,438	143,318

		455,014

Food—0.0%
Froneri International, Ltd. Term Loan, 2.334%, 1M LIBOR + 2.250%, 01/29/27	98,750	97,708
Hostess Brands LLC Term Loan, 3.000%, 3M LIBOR + 2.250%, 08/03/25	104,852	104,663
U.S. Foods, Inc. Term Loan B, 2.084%, 1M LIBOR + 2.000%, 09/13/26	122,500	121,122

		323,493

Food Service—0.0%
Aramark Services, Inc. Term Loan B4, 1.834%, 1M LIBOR + 1.750%, 01/15/27	93,250	91,259

Gas—0.0%
UGI Energy Services, LLC Term Loan B, 3.834%, 1M LIBOR + 3.750%, 08/13/26	146,625	147,221

Healthcare-Products—0.0%
Avantor Funding, Inc. Term Loan B5, 2.750%, 1M LIBOR + 2.250%, 11/08/27	223,875	224,519
Lifescan Global Corp. 1st Lien Term Loan, 6.146%, 3M LIBOR + 6.000%, 10/01/24	80,750	80,186

		304,705

Healthcare-Services—0.1%
ADMI Corp. Term Loan B2, 3.625%, 1M LIBOR + 3.125%, 12/23/27	124,375	123,442

Healthcare-Services—(Continued)
Envision Healthcare Corp. 1st Lien Term Loan, 3.834%, 1M LIBOR + 3.750%, 10/10/25	111,838	99,815
IQVIA, Inc. Term Loan B1, 1.834%, 1M LIBOR + 1.750%, 03/07/24	766,803	765,845
Surgery Center Holdings, Inc. Term Loan, 4.500%, 1M LIBOR + 3.750%, 08/31/26	189,050	189,588

		1,178,690

Insurance—0.1%
Acrisure, LLC Term Loan B, 3.632%, 3M LIBOR + 3.500%, 02/15/27	133,980	132,807
Asurion LLC
Second Lien Term Loan B4, 5.334%, 1M LIBOR + 5.250%, 01/20/29	100,000	99,771
Term Loan B8, 3.334%, 1M LIBOR + 3.250%, 12/23/26	249,007	245,609
HUB International, Ltd. Term Loan B, 2.875%, 3M LIBOR + 2.750%, 04/25/25	116,100	115,133
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 12/31/25	97,250	96,589
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 09/03/26	131,963	131,847
USI, Inc. Term Loan, 3.132%, 3M LIBOR + 3.000%, 05/16/24	100,800	100,260

		922,016

Internet—0.1%
Go Daddy Operating Co. LLC
Term Loan B1, 1.834%, 1M LIBOR + 1.750%, 02/15/24	788,984	785,039
Term Loan B4, 2.084%, 1M LIBOR + 2.000%, 08/10/27	112,093	111,539

		896,578

Leisure Time—0.0%
MajorDrive Holdings LLC Term Loan B, 4.500%, 3M LIBOR + 4.000%, 05/12/28	99,750	100,077

Lodging—0.0%
Boyd Gaming Corp. Term Loan B3, 2.322%, 1W LIBOR + 2.250%, 09/15/23	126,176	126,205
Caesars Resort Collection LLC 1st Lien Term Loan B, 2.834%, 1M LIBOR + 2.750%, 12/23/24	107,117	106,609
Term Loan B1, 3.583%, 3M LIBOR + 3.500%, 07/21/25	128,700	129,007

		361,821

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings, Inc. Term Loan, 3.250%, 1M LIBOR + 2.750%, 08/01/25	97,265	96,701

Machinery-Diversified—0.1%
Altra Industrial Motion Corp. Term Loan B, 2.084%, 1M LIBOR + 2.000%, 10/01/25	705,782	705,341
Circor International, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 12/11/24	84,870	84,751

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Gardner Denver, Inc. Term Loan B2, 1.834%, 1M LIBOR + 1.750%, 03/01/27	172,282	$170,277
Vertical U.S. Newco, Inc. Term Loan B, 4.000%, 3M LIBOR + 3.500%, 07/29/27	346,513	347,596

		1,307,965

Media—0.1%
Adevinta ASA Term Loan B, 3.250%, 3M EURIBOR + 3.250%, 06/26/28 (EUR)	100,000	115,931
CSC Holdings LLC Term Loan B1, 2.334%, 1M LIBOR + 2.250%, 07/17/25	103,679	102,481
E.W. Scripps Co. (The) Term Loan B3, 3.750%, 1M LIBOR + 3.000%, 01/07/28	86,750	87,033
Gray Television, Inc. Term Loan C, 2.586%, 1M LIBOR + 2.500%, 01/02/26	84,964	84,778
Nexstar Broadcasting, Inc. Term Loan B4, 2.586%, 1M LIBOR + 2.500%, 09/18/26	142,353	142,391
Telenet Financing USD LLC Term Loan AR, 2.084%, 1M LIBOR + 2.000%, 04/30/28	100,000	99,008
UPC Financing Partnership USD Term Loan AX, 3.084%, 1M LIBOR + 3.000%, 01/31/29	200,000	199,792

		831,414

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH Term Loan B1, 2.500%, 3M EURIBOR + 2.500%, 03/07/25 (EUR)	92,993	107,375

Oil & Gas—0.0%
Paragon Offshore Finance Company Term Loan B, 07/18/22 (k) (l) (m)	587	0

Packaging & Containers—0.0%
Flex Acquisition Co., Inc. Term Loan, 4.000%, 3M LIBOR + 3.500%, 02/23/28	83,825	83,746
Proampac PG Borrower LLC Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/03/25	99,500	99,848

		183,594

Pharmaceuticals—0.1%
Bausch Health Companies, Inc. Term Loan B, 3.084%, 1M LIBOR + 3.000%, 06/02/25	106,090	106,077
Change Healthcare Holdings LLC Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	116,435	116,428
Elanco Animal Health, Inc. Term Loan B, 1.836%, 1M LIBOR + 1.750%, 08/02/27	796,173	787,500
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan, 5.750%, 3M LIBOR + 5.000%, 03/27/28	163,738	160,791
Gainwell Acquisition Corp. Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	99,499	99,872
Horizon Therapeutics USA, Inc. Term Loan B, 2.500%, 1M LIBOR + 2.000%, 03/15/28	99,500	99,458
Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, 1M LIBOR + 3.500%, 05/05/28	124,688	124,999

Pharmaceuticals—(Continued)
Organon & Co. USD Term Loan, 3.500%, 3M LIBOR + 3.000%, 06/02/28	124,688	125,145
Pathway Vet Alliance LLC Term Loan, 3.834%, 1M LIBOR + 3.750%, 03/31/27	246,357	246,142

		1,866,412

Retail—0.2%
1011778 B.C. Unlimited Liability Co. Term Loan B4, 1.837%, 1M LIBOR + 1.750%, 11/19/26	1,385,202	1,369,247
Great Outdoors Group LLC Term Loan B, 5.000%, 3M LIBOR + 4.250%, 03/06/28	129,025	129,818
Harbor Freight Tools USA, Inc. Term Loan B, 3.250%, 1M LIBOR + 2.750%, 10/19/27	113,701	113,785
IRB Holding Corp. Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	99,250	99,560
KFC Holding Co. Term Loan B, 1.836%, 1M LIBOR + 1.750%, 03/15/28	443,390	444,290
LBM Acquisition LLC
Incremental Delayed Draw Term Loan B2, 12/17/27 (p)	33,333	33,029
Incremental Term Loan B2, 4.500%, 3M LIBOR + 3.750%,12/17/27	66,500	65,893
Term Loan B, 4.500%, 3M LIBOR + 3.750%,, 12/17/27	99,591	98,845
Michaels Companies, Inc. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/15/28	99,750	99,992
PetSmart, Inc. Term Loan B, 4.500%, 6M LIBOR + 3.750%, 02/12/28	100,000	100,375
SRS Distribution, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 06/02/28	110,000	110,096
Staples, Inc. Term Loan, 5.126%, 3M LIBOR + 5.000%, 04/16/26	125,487	120,012
White Cap Buyer LLC Term Loan B, 4.500%, 1M LIBOR + 4.000%, 10/19/27	104,213	104,574

		2,889,516

Software—0.2%
DCert Buyer, Inc. Term Loan B, 4.084%, 1M LIBOR + 4.000%, 10/16/26	207,594	207,891
Dun & Bradstreet Corp. (The) Term Loan, 3.336%, 1M LIBOR + 3.250%, 02/06/26	296,261	296,288
Finastra USA, Inc. 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.500%, 06/13/24	113,881	113,091
Polaris Newco LLC USD Term Loan B, 4.500%, 6M LIBOR + 4.000%, 06/02/28	105,000	105,354
Realpage, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.250%, 04/24/28	100,000	99,784
SS&C Technologies, Inc.
Term Loan B3, 1.834%, 1M LIBOR + 1.750%, 04/16/25	284,598	282,091
Term Loan B4, 1.834%, 1M LIBOR + 1.750%, 04/16/25	215,510	213,613
Term Loan B5, 1.834%, 1M LIBOR + 1.750%, 04/16/25	294,741	292,296
Ultimate Software Group, Inc. (The) Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	183,153	183,749

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Zelis Healthcare Corp. Term Loan, 3.586%, 1M LIBOR + 3.500%, 09/30/26	222,072	$221,392

		2,015,549

Telecommunications—0.0%
Altice France S.A. Term Loan B12, 3.814%, 3M LIBOR + 3.687%, 01/31/26	96,250	95,648
CenturyLink, Inc. Term Loan B, 2.334%, 1M LIBOR + 2.250%, 03/15/27	98,250	97,295

		192,943

Total Floating Rate Loans (Cost $24,066,076)		23,975,639

Municipals—0.7%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds 6.038%, 12/01/29	85,000	97,552
6.138%, 12/01/39	325,000	393,974
6.319%, 11/01/29	480,000	573,148
Chicago Transit Authority Sale Tax Receipts Fund 3.912%, 12/01/40	170,000	191,583
Metropolitan Transportation Authority 4.750%, 11/15/45	505,000	592,170
5.175%, 11/15/49	1,390,000	1,897,091
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	193,000	289,786
New York Transportation Development Corp 4.248%, 09/01/35	1,280,000	1,422,509
Philadelphia, Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,585,920
State Board of Administration Finance Corp. 1.258%, 07/01/25	975,000	985,512
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	180,000	284,492
State of Illinois 4.950%, 06/01/23	453,091	478,215
5.000%, 01/01/23	70,000	72,999
5.947%, 04/01/22	220,000	225,583

Total Municipals (Cost $8,108,588)		9,090,534

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $32,432,704; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $33,081,380.	32,432,704	32,432,704

Total Short-Term Investments (Cost $32,432,704)		32,432,704

Securities Lending Reinvestments (q)—2.2%
Security Description	Principal Amount*	Value

Repurchase Agreements—1.9%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,469.	2,000,000	2,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,821,939; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $4,918,373.	4,821,934	4,821,934
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $6,000,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $6,120,009.	6,000,000	6,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $700,003; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $714,003.	700,000	700,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,000,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,000,039; collateralized by various Common Stock with an aggregate market value of $1,111,260.	1,000,000	1,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $2,300,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $2,553,072.	2,300,000	2,300,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $600,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $666,371.	600,000	600,000

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (q)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $102,005.	100,000	$100,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $3,000,014; collateralized by various Common Stock with an aggregate market value of $3,333,399.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,829,339; collateralized by various Common Stock with an aggregate market value of $2,032,561.	1,829,268	1,829,268

		27,351,202

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	300,000	300,000

Mutual Funds—0.3%
STIT-Government & Agency Portfolio, Institutional Class 0.030% (r)	4,000,000	4,000,000

Total Securities Lending Reinvestments (Cost $31,651,202)		31,651,202

Total Purchased Options— 0.0% (s) (Cost $484,239)		119,785
Total Investments— 113.2% (Cost $1,396,196,258)		1,591,522,927
Other assets and liabilities (net)—(13.2)%		(185,287,865)

Net Assets—100.0%		$1,406,235,062

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $1,165,017, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $31,520,003 and the collateral received consisted of cash in the amount of $31,651,202 and non-cash collateral with a value of $1,161,056. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	Principal only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	All or a portion of the security was pledged as collateral against open OTC swap and option contracts. As of September 30, 2021, the market value of securities pledged was $1,109,908.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $2,608,186.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $4,127,618.
(j)	Principal amount of security is adjusted for inflation.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent less than 0.05% of net assets.
(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(o)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(p)	This loan will settle after September 30, 2021, at which time the interest rate will be determined.
(q)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(r)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $161,793,588, which is 11.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
510 Asset Backed Trust, 2.116%, 06/25/61	08/03/21	$1,165,378	$1,165,366	$1,165,017

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	$(1,293,000)	$(1,362,499)	$(1,372,120)
Uniform Mortgage-Backed Securities 15 Yr. Pool	2.000%	TBA	(3,760,000)	(3,895,648)	(3,872,360)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(2,526,000)	(2,770,019)	(2,776,627)

Totals				$(8,028,166)	$(8,021,107)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	6,110,000	GSI	12/15/21	USD	1,133,307	$24,831
EUR	599,334	CBNA	10/29/21	USD	702,273	7,710
EUR	15,054,000	BBP	12/15/21	USD	17,872,592	408,984
EUR	143,000	MSIP	12/15/21	USD	169,955	4,066
MXN	52,160,000	GSI	12/15/21	USD	2,581,233	80,326
RUB	80,470,000	BBP	12/15/21	USD	1,078,973	(12,287)

Net Unrealized Appreciation						$513,630

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-OAT Futures	12/08/21	15	EUR	2,489,250	$(51,451)
U.S. Treasury Note 2 Year Futures	12/31/21	52	USD	11,442,844	(7,732)
U.S. Treasury Note 5 Year Futures	12/31/21	253	USD	31,053,774	(169,276)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/21	(32)	AUD	(4,527,122)	64,013
Euro-BTP Futures	12/08/21	(37)	EUR	(5,622,150)	61,406
Euro-Bund 10 Year Futures	12/08/21	(70)	EUR	(11,887,400)	197,674
Euro-Buxl 30 Year Bond Futures	12/08/21	(25)	EUR	(5,083,500)	190,707
U.S. Treasury Long Bond Futures	12/21/21	(22)	USD	(3,502,813)	93,646
U.S. Treasury Note 10 Year Futures	12/21/21	(83)	USD	(10,923,578)	127,786
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(316)	USD	(45,899,000)	670,679
U.S. Treasury Ultra Long Bond Futures	12/21/21	(95)	USD	(18,150,938)	570,685

Net Unrealized Appreciation					$1,748,137

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Year IRS	2.200%	BOA	3M LIBOR	Receive	03/14/22	27,910,000	USD	27,910,000	$484,239	$119,785	$(364,454)

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Year IRS	1.500%	BOA	3M LIBOR	Pay	03/14/22	(27,910,000)	USD	(27,910,000)	$(279,100)	$(119,085)	$160,015

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	0.075%	Annually	08/12/25	USD	3,475,000	$77,527	$(313)	$77,840

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.35.V1	(1.000%)	Quarterly	06/20/26	1.726%	USD	4,005,000	$129,642	$115,964	$13,678
CDX.NA.HY.36.V1	(5.000%)	Quarterly	06/20/26	2.868%	USD	3,470,000	(316,280)	(327,613)	11,333

Totals							$(186,638)	$(211,649)	$25,011

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	Quarterly	06/20/26	1.904%	USD	450,000	$(18,026)	$(13,185)	$(4,841)
CDX.NA.IG.36.V1	1.000%	Quarterly	06/20/26	0.482%	USD	990,000	23,662	19,692	3,970
Panama Government International Bond 8.875%, 09/30/27	1.000%	Quarterly	06/20/26	0.814%	USD	720,000	6,136	5,527	609

Totals							$11,772	$12,034	$(262)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spreadat September 30, 2021(b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	56.229%	USD	85,562	$6,275	$11,691	$(5,416)
PRIMEX.ARM.2 (e)	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	145,645	—	(297)	297

Totals								$6,275	$11,394	$(5,119)

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	56.229%	USD	85,562	$(6,274)	$(2,294)	$(3,980)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	20.629%	USD	531,473	(187,977)	(150,746)	(37,231)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	20.629%	USD	218,387	(77,242)	(68,272)	(8,970)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	20.629%	USD	385,560	(136,369)	(109,360)	(27,009)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	39.601%	USD	100,000	(28,453)	(14,329)	(14,124)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	39.601%	USD	35,000	(9,959)	(5,309)	(4,650)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	39.601%	USD	540,000	(153,647)	(61,323)	(92,324)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	39.601%	USD	90,000	(25,608)	(8,031)	(17,577)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	39.601%	USD	830,000	(236,161)	(124,759)	(111,402)
PRIMEX.ARM.2 (e)	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	145,645	—	4,124	(4,124)

Totals								$(861,690)	$(540,299)	$(321,391)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(USD)—	United States Dollar

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIMEX.ARM)	Markit PrimeX Adjustable Rate Mortgage Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,614,694	$—	$—	$18,614,694
Air Freight & Logistics	3,458,423	—	—	3,458,423
Airlines	1,792,630	—	—	1,792,630
Automobiles	11,138,995	—	—	11,138,995
Banks	11,654,470	—	—	11,654,470
Beverages	12,285,304	—	—	12,285,304
Biotechnology	15,897,785	—	—	15,897,785
Building Products	8,362,805	—	—	8,362,805
Capital Markets	39,571,120	—	—	39,571,120
Chemicals	21,073,362	—	—	21,073,362
Commercial Services & Supplies	3,862,599	—	—	3,862,599
Construction & Engineering	772,384	—	—	772,384
Consumer Finance	11,716,462	—	—	11,716,462
Containers & Packaging	1,407,941	—	—	1,407,941
Diversified Consumer Services	1,358,592	—	—	1,358,592
Diversified Financial Services	5,690,295	—	—	5,690,295
Electric Utilities	23,104,194	—	—	23,104,194
Energy Equipment & Services	2,166,477	—	—	2,166,477
Entertainment	12,083,401	—	—	12,083,401
Equity Real Estate Investment Trusts	15,870,548	—	—	15,870,548
Food & Staples Retailing	17,454,397	—	—	17,454,397
Food Products	11,985,834	—	—	11,985,834
Health Care Equipment & Supplies	42,089,656	—	—	42,089,656
Health Care Providers & Services	25,694,094	—	—	25,694,094
Hotels, Restaurants & Leisure	23,153,477	—	—	23,153,477
Household Durables	1,524,727	—	—	1,524,727
Industrial Conglomerates	817,543	—	—	817,543
Insurance	25,141,893	—	—	25,141,893
Interactive Media & Services	73,187,149	—	—	73,187,149
Internet & Direct Marketing Retail	33,563,254	—	—	33,563,254
IT Services	33,764,110	—	—	33,764,110
Life Sciences Tools & Services	7,751,662	—	—	7,751,662
Machinery	17,323,834	—	—	17,323,834
Media	28,614,164	—	—	28,614,164
Metals & Mining	—	19,024	—	19,024
Oil, Gas & Consumable Fuels	27,868,695	—	—	27,868,695
Personal Products	4,316,293	—	—	4,316,293
Pharmaceuticals	39,923,872	—	—	39,923,872
Professional Services	13,137,663	—	—	13,137,663
Road & Rail	5,604,812	—	—	5,604,812
Semiconductors & Semiconductor Equipment	42,518,937	—	—	42,518,937

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$83,593,341	$—	$—	$83,593,341
Specialty Retail	18,734,940	—	—	18,734,940
Technology Hardware, Storage & Peripherals	29,856,075	—	—	29,856,075
Textiles, Apparel & Luxury Goods	3,648,525	—	—	3,648,525
Tobacco	5,372,792	—	—	5,372,792
Wireless Telecommunication Services	4,487,953	—	—	4,487,953
Total Common Stocks	843,012,173	19,024	—	843,031,197
Total U.S. Treasury & Government Agencies*	—	334,853,323	—	334,853,323
Corporate Bonds & Notes
Advertising	—	36,000	—	36,000
Aerospace/Defense	—	2,370,934	—	2,370,934
Agriculture	—	2,129,323	—	2,129,323
Airlines	—	15,502	—	15,502
Apparel	—	944,657	—	944,657
Auto Manufacturers	—	1,391,081	—	1,391,081
Auto Parts & Equipment	—	85,103	—	85,103
Banks	—	27,914,641	0	27,914,641
Beverages	—	1,785,934	—	1,785,934
Biotechnology	—	1,423,444	—	1,423,444
Building Materials	—	1,585,804	—	1,585,804
Chemicals	—	958,052	—	958,052
Commercial Services	—	5,431,970	—	5,431,970
Computers	—	4,277,488	—	4,277,488
Diversified Financial Services	—	4,676,022	—	4,676,022
Electric	—	14,071,284	—	14,071,284
Electronics	—	163,186	—	163,186
Energy-Alternate Sources	—	485,257	—	485,257
Engineering & Construction	—	1,005,752	—	1,005,752
Entertainment	—	889,200	—	889,200
Environmental Control	—	1,365,750	—	1,365,750
Food	—	1,471,938	—	1,471,938
Food Service	—	61,650	—	61,650
Forest Products & Paper	—	338,012	—	338,012
Gas	—	573,081	—	573,081
Healthcare-Products	—	2,865,527	—	2,865,527
Healthcare-Services	—	4,124,567	—	4,124,567
Home Builders	—	821,332	—	821,332
Insurance	—	5,067,972	—	5,067,972
Internet	—	3,669,655	—	3,669,655
Iron/Steel	—	814,589	—	814,589
Lodging	—	301,327	—	301,327
Machinery-Construction & Mining	—	102,375	—	102,375
Machinery-Diversified	—	338,781	—	338,781
Media	—	8,050,402	—	8,050,402
Mining	—	61,950	—	61,950
Miscellaneous Manufacturing	—	98,726	—	98,726
Office/Business Equipment	—	1,487,303	—	1,487,303
Oil & Gas	—	7,262,110	—	7,262,110
Oil & Gas Services	—	188,713	—	188,713
Packaging & Containers	—	1,275,600	—	1,275,600
Pharmaceuticals	—	6,020,370	—	6,020,370
Pipelines	—	4,157,036	—	4,157,036
Real Estate Investment Trusts	—	2,459,817	—	2,459,817
Retail	—	2,461,764	—	2,461,764
Semiconductors	—	6,244,900	—	6,244,900
Software	—	5,425,910	—	5,425,910
Telecommunications	—	10,267,190	—	10,267,190
Transportation	—	734,832	—	734,832

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Trucking & Leasing	$—	$1,797,186	$—	$1,797,186
Water	—	165,352	—	165,352
Total Corporate Bonds & Notes	—	151,716,351	0	151,716,351
Total Mortgage-Backed Securities*	—	78,937,418	—	78,937,418
Total Asset-Backed Securities*	—	47,447,379	—	47,447,379
Total Foreign Government*	—	38,267,395	—	38,267,395
Floating Rate Loans
Advertising	—	252,368	—	252,368
Aerospace/Defense	—	144,112	—	144,112
Agriculture	—	209,194	—	209,194
Airlines	—	302,993	—	302,993
Apparel	—	99,833	—	99,833
Auto Parts & Equipment	—	263,541	—	263,541
Building Materials	—	1,110,719	—	1,110,719
Chemicals	—	945,316	—	945,316
Commercial Services	—	2,827,279	—	2,827,279
Computers	—	1,084,134	—	1,084,134
Cosmetics/Personal Care	—	385,155	—	385,155
Distribution/Wholesale	—	797,694	—	797,694
Diversified Financial Services	—	1,038,575	—	1,038,575
Engineering & Construction	—	242,383	—	242,383
Entertainment	—	455,014	—	455,014
Food	—	323,493	—	323,493
Food Service	—	91,259	—	91,259
Gas	—	147,221	—	147,221
Healthcare-Products	—	304,705	—	304,705
Healthcare-Services	—	1,178,690	—	1,178,690
Insurance	—	922,016	—	922,016
Internet	—	896,578	—	896,578
Leisure Time	—	100,077	—	100,077
Lodging	—	361,821	—	361,821
Machinery-Construction & Mining	—	96,701	—	96,701
Machinery-Diversified	—	1,307,965	—	1,307,965
Media	—	831,414	—	831,414
Miscellaneous Manufacturing	—	107,375	—	107,375
Oil & Gas	—	—	0	0
Packaging & Containers	—	183,594	—	183,594
Pharmaceuticals	—	1,866,412	—	1,866,412
Retail	—	2,889,516	—	2,889,516
Software	—	2,015,549	—	2,015,549
Telecommunications	—	192,943	—	192,943
Total Floating Rate Loans	—	23,975,639	0	23,975,639
Total Municipals*	—	9,090,534	—	9,090,534
Total Short-Term Investment*	—	32,432,704	—	32,432,704
Securities Lending Reinvestments
Repurchase Agreements	—	27,351,202	—	27,351,202
Time Deposit	—	300,000	—	300,000
Mutual Funds	4,000,000	—	—	4,000,000
Total Securities Lending Reinvestments	4,000,000	27,651,202	—	31,651,202
Total Purchased Options at Value	—	119,785	—	119,785
Total Investments	$847,012,173	$744,510,754	$0	$1,591,522,927

Collateral for Securities Loaned (Liability)	$—	$(31,651,202)	$—	$(31,651,202)
TBA Forward Sales Commitments	$—	$(8,021,107)	$—	$(8,021,107)

BHFTII-135

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$525,917	$—	$525,917
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(12,287)	—	(12,287)
Total Forward Contracts	$—	$513,630	$—	$513,630
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,976,596	$—	$—	$1,976,596
Futures Contracts (Unrealized Depreciation)	(228,459)	—	—	(228,459)
Total Futures Contracts	$1,748,137	$—	$—	$1,748,137
Total Written Options at Value	$—	$(119,085)	$—	$(119,085)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$107,430	$—	$107,430
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,841)	—	(4,841)
Total Centrally Cleared Swap Contracts	$—	$102,589	$—	$102,589
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,275	$0	$6,275
OTC Swap Contracts at Value (Liabilities)	—	(861,690)	0	(861,690)
Total OTC Swap Contracts	$—	$(855,415)	$0	$(855,415)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTII-136

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.4%
General Dynamics Corp.	445,182	$87,269,027
Lockheed Martin Corp.	194,291	67,049,824
Northrop Grumman Corp.	312,767	112,643,035
Raytheon Technologies Corp.	1,036,733	89,117,569

		356,079,455

Air Freight & Logistics—2.2%
United Parcel Service, Inc. - Class B	456,437	83,117,178

Banks—1.7%
PNC Financial Services Group, Inc. (The) (a)	328,049	64,179,506

Beverages—7.8%
Coca-Cola Co. (The)	2,165,251	113,610,720
Diageo plc	2,025,114	97,576,174
PepsiCo, Inc.	550,758	82,839,511

		294,026,405

Biotechnology—0.8%
Amgen, Inc.	145,745	30,992,674

Chemicals—4.9%
Ecolab, Inc.	381,241	79,534,498
Linde plc	357,198	104,794,749

		184,329,247

Consumer Finance—2.7%
American Express Co.	601,456	100,761,924

Equity Real Estate Investment Trusts—3.2%
American Tower Corp.	210,475	55,862,170
Public Storage	215,280	63,959,688

		119,821,858

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	198,241	89,079,593

Health Care Equipment & Supplies—9.3%
Baxter International, Inc.	1,070,250	86,080,207
Danaher Corp. (a)	243,816	74,227,343
Medtronic plc	896,459	112,371,136
Stryker Corp. (a)	294,148	77,572,711

		350,251,397

Health Care Providers & Services—3.3%
UnitedHealth Group, Inc.	314,896	123,042,463

Hotels, Restaurants & Leisure—3.0%
McDonald’s Corp.	473,794	114,236,471

Household Products—5.9%
Colgate-Palmolive Co.	1,531,044	115,716,306
Procter & Gamble Co. (The)	758,633	106,056,893

		221,773,199

Industrial Conglomerates—2.8%
Honeywell International, Inc.	504,051	106,999,946

Insurance—5.5%
Chubb, Ltd.	567,337	98,421,623
Marsh & McLennan Cos., Inc.	732,320	110,895,217

		209,316,840

IT Services—6.3%
Accenture plc - Class A	283,909	90,828,167
Automatic Data Processing, Inc. (a)	335,384	67,049,969
Visa, Inc. - Class A (a)	361,561	80,537,713

		238,415,849

Machinery—1.2%
Deere & Co.	131,660	44,115,316

Media—1.8%
Comcast Corp. - Class A	1,236,377	69,150,566

Pharmaceuticals—7.3%
Johnson & Johnson	787,852	127,238,098
Merck & Co., Inc.	1,121,886	84,264,857
Pfizer, Inc.	1,456,480	62,643,205

		274,146,160

Road & Rail—5.0%
Canadian National Railway Co.	779,840	90,371,795
Union Pacific Corp.	500,826	98,166,904

		188,538,699

Semiconductors & Semiconductor Equipment—0.9%
Texas Instruments, Inc.	182,500	35,078,325

Software—2.7%
Microsoft Corp.	366,555	103,339,186

Specialty Retail—5.8%
Home Depot, Inc. (The)	261,314	85,778,934
TJX Cos., Inc. (The)	1,991,855	131,422,593

		217,201,527

Textiles, Apparel & Luxury Goods—2.7%
NIKE, Inc. - Class B	704,780	102,355,199

Total Common Stocks (Cost $2,516,747,636)		3,720,348,983

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

BHFTII-137

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Short-Term Investment—1.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $57,387,649; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/28, with a market value of $58,535,475.	$57,387,649	$57,387,649

Total Short-Term Investments (Cost $57,387,649)		57,387,649

Securities Lending Reinvestments (e)—3.1%

Certificates of Deposit—0.3%
Cooperatieve Rabobank UA 0.170%, 03/18/22	3,000,000	3,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Societe Generale 0.150%, 03/15/22	2,000,000	1,999,908
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	2,000,000	1,998,880
0.060%, 10/05/21	1,000,000	999,994

		12,999,132

Repurchase Agreements—2.1%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $16,468,084; collateralized by various Common Stock with an aggregate market value of $18,299,803.	16,467,997	16,467,997
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $18,273,928; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $18,639,386.	18,273,908	18,273,908
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,795,593; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,911,505.	5,795,585	5,795,585
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,500,613; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $15,006,125; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $15,342,608.	15,000,000	15,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $2,000,008; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $2,040,009.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,000,039; collateralized by various Common Stock with an aggregate market value of $1,111,260.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $3,000,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $3,060,153.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $12,500,059; collateralized by various Common Stock with an aggregate market value of $13,889,164.	12,500,000	12,500,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,626,079; collateralized by various Common Stock with an aggregate market value of $1,806,721.	1,626,016	1,626,016

		77,163,506

Time Deposits—0.2%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	3,000,000	3,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,200,000	1,200,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (f)	1,000,000	1,000,000

		9,200,000

Mutual Funds—0.5%
AB Government Money Market Portfolio, Institutional Class 0.010% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	10,000,000	10,000,000

BHFTII-138

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (g)	5,000,000	$5,000,000

		17,000,000

Total Securities Lending Reinvestments (Cost $116,362,260)		116,362,638

Total Investments—103.2% (Cost $2,690,497,545)		3,894,099,270
Other assets and liabilities (net)—(3.2)%		(121,910,397)

Net Assets—100.0%		$3,772,188,873

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $112,452,428 and the collateral received consisted of cash in the amount of $116,361,770. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTII-139

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$356,079,455	$—	$—	$356,079,455
Air Freight & Logistics	83,117,178	—	—	83,117,178
Banks	64,179,506	—	—	64,179,506
Beverages	196,450,231	97,576,174	—	294,026,405
Biotechnology	30,992,674	—	—	30,992,674
Chemicals	184,329,247	—	—	184,329,247
Consumer Finance	100,761,924	—	—	100,761,924
Equity Real Estate Investment Trusts	119,821,858	—	—	119,821,858
Food & Staples Retailing	89,079,593	—	—	89,079,593
Health Care Equipment & Supplies	350,251,397	—	—	350,251,397
Health Care Providers & Services	123,042,463	—	—	123,042,463
Hotels, Restaurants & Leisure	114,236,471	—	—	114,236,471
Household Products	221,773,199	—	—	221,773,199
Industrial Conglomerates	106,999,946	—	—	106,999,946
Insurance	209,316,840	—	—	209,316,840
IT Services	238,415,849	—	—	238,415,849
Machinery	44,115,316	—	—	44,115,316
Media	69,150,566	—	—	69,150,566
Pharmaceuticals	274,146,160	—	—	274,146,160
Road & Rail	188,538,699	—	—	188,538,699
Semiconductors & Semiconductor Equipment	35,078,325	—	—	35,078,325
Software	103,339,186	—	—	103,339,186
Specialty Retail	217,201,527	—	—	217,201,527
Textiles, Apparel & Luxury Goods	102,355,199	—	—	102,355,199
Total Common Stocks	3,622,772,809	97,576,174	—	3,720,348,983
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	57,387,649	—	57,387,649
Securities Lending Reinvestments
Certificates of Deposit	—	12,999,132	—	12,999,132
Repurchase Agreements	—	77,163,506	—	77,163,506
Time Deposits	—	9,200,000	—	9,200,000
Mutual Funds	17,000,000	—	—	17,000,000
Total Securities Lending Reinvestments	17,000,000	99,362,638	—	116,362,638
Total Investments	$3,639,772,809	$254,326,461	$0	$3,894,099,270

Collateral for Securities Loaned (Liability)	$—	$(116,361,770)	$—	$(116,361,770)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTII-140

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
GXO Logistics, Inc. (a)	106,669	$8,367,116

Airlines—0.6%
Azul S.A. (ADR) (a) (b)	436,161	8,749,390

Auto Components—0.4%
BorgWarner, Inc. (b)	147,305	6,365,049

Banks—3.4%
SVB Financial Group (a)	75,250	48,677,720

Biotechnology—3.6%
BioMarin Pharmaceutical, Inc. (a)	65,849	5,089,469
Exact Sciences Corp. (a) (b)	114,978	10,974,650
Horizon Therapeutics plc (a)	94,716	10,375,191
Moderna, Inc. (a) (b)	19,462	7,490,145
Natera, Inc. (a)	95,592	10,652,773
Sarepta Therapeutics, Inc. (a) (b)	79,198	7,324,231

		51,906,459

Building Products—0.6%
Builders FirstSource, Inc. (a) (b)	178,863	9,254,372

Capital Markets—5.7%
KKR & Co., Inc.	457,085	27,827,335
LPL Financial Holdings, Inc.	119,324	18,705,230
Moody’s Corp.	28,572	10,146,203
MSCI, Inc.	42,442	25,819,166

		82,497,934

Chemicals—0.4%
Sherwin-Williams Co. (The)	20,208	5,652,784

Commercial Services & Supplies—3.5%
Cintas Corp.	78,903	30,035,216
Stericycle, Inc. (a)	96,315	6,546,530
Waste Connections, Inc.	108,761	13,696,273

		50,278,019

Construction & Engineering—2.3%
MasTec, Inc. (a)	135,489	11,689,991
Quanta Services, Inc.	196,672	22,385,207

		34,075,198

Containers & Packaging—1.4%
Ball Corp. (b)	228,536	20,561,384

Diversified Consumer Services—1.2%
Bright Horizons Family Solutions, Inc. (a) (b)	125,923	17,556,185

Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp. - Class A	156,025	11,425,710
II-VI, Inc. (a) (b)	121,555	7,215,505

		18,641,215

Entertainment—3.0%
Live Nation Entertainment, Inc. (a) (b)	292,345	26,641,400
Roku, Inc. (a)	53,514	16,768,612

		43,410,012

Health Care Equipment & Supplies—9.3%
Alcon, Inc.	119,878	9,646,583
Align Technology, Inc. (a)	32,387	21,551,282
Cooper Cos., Inc. (The)	12,653	5,229,612
DexCom, Inc. (a) (b)	46,029	25,171,419
Edwards Lifesciences Corp. (a)	68,238	7,725,224
Hologic, Inc. (a) (b)	110,293	8,140,726
IDEXX Laboratories, Inc. (a)	29,669	18,451,151
Insulet Corp. (a) (b)	62,888	17,874,656
Novocure, Ltd. (a)	41,520	4,823,378
ResMed, Inc.	21,466	5,657,364
Teleflex, Inc. (b)	26,829	10,102,460

		134,373,855

Health Care Providers & Services—3.0%
Amedisys, Inc. (a)	38,935	5,805,208
Guardant Health, Inc. (a) (b)	65,352	8,169,654
Humana, Inc.	28,000	10,896,200
Molina Healthcare, Inc. (a)	40,438	10,971,234
Signify Health, Inc. - Class A (a) (b)	452,323	8,083,012

		43,925,308

Health Care Technology—0.8%
Veeva Systems, Inc. - Class A (a) (b)	41,146	11,857,043

Hotels, Restaurants & Leisure—9.2%
Caesars Entertainment, Inc. (a) (b)	623,890	70,050,369
Chipotle Mexican Grill, Inc. (a)	14,776	26,855,675
Darden Restaurants, Inc.	93,876	14,219,398
Planet Fitness, Inc. - Class A (a)	292,691	22,990,878

		134,116,320

Insurance—2.1%
Aon plc - Class A	107,209	30,637,116

Interactive Media & Services—2.3%
IAC/InterActiveCorp. (a)	128,747	16,774,447
Twitter, Inc. (a)	165,662	10,004,328
Vimeo, Inc. (a)	209,021	6,138,947

		32,917,722

Internet & Direct Marketing Retail—0.6%
Chewy, Inc. - Class A (a) (b)	119,618	8,147,182

IT Services—9.6%
BigCommerce Holdings, Inc. (a)	137,733	6,974,799
Dlocal, Ltd. (a) (b)	184,403	10,061,028
Genpact, Ltd.	292,000	13,872,920
Global Payments, Inc.	78,166	12,317,398
MongoDB, Inc. (a) (b)	45,018	21,226,437

BHFTII-141

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services —(Continued)
Okta, Inc. (a)	71,935	$17,073,053
Square, Inc. - Class A (a) (b)	196,642	47,162,617
Twilio, Inc. - Class A (a) (b)	30,636	9,774,416

		138,462,668

Leisure Products—3.2%
Mattel, Inc. (a) (b)	2,521,401	46,797,203

Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc.	117,546	18,517,021
Illumina, Inc. (a)	17,731	7,191,871

		25,708,892

Multiline Retail—0.6%
Dollar General Corp.	39,385	8,355,134

Professional Services—0.5%
KBR, Inc. (b)	199,707	7,868,456

Road & Rail—1.4%
Knight-Swift Transportation Holdings, Inc. (b)	233,688	11,953,141
XPO Logistics, Inc. (a)	99,623	7,927,998

		19,881,139

Semiconductors & Semiconductor Equipment—7.6%
Advanced Micro Devices, Inc. (a) (b)	224,428	23,093,641
Cree, Inc. (a) (b)	130,298	10,518,957
KLA Corp.	57,622	19,275,135
Lam Research Corp.	24,479	13,932,223
Marvell Technology, Inc.	304,160	18,343,890
Microchip Technology, Inc.	160,741	24,672,136

		109,835,982

Software—11.0%
Atlassian Corp. plc - Class A (a)	38,550	15,089,241
Autodesk, Inc. (a)	38,224	10,900,338
Coupa Software, Inc. (a) (b)	79,874	17,506,783
HubSpot, Inc. (a) (b)	28,975	19,589,708
Palo Alto Networks, Inc. (a)	92,812	44,456,948
Paycom Software, Inc. (a)	77,657	38,498,458
Workday, Inc. - Class A (a)	50,929	12,726,648

		158,768,124

Specialty Retail—6.8%
Advance Auto Parts, Inc.	109,208	22,812,459
Bed Bath & Beyond, Inc. (a)	252,361	4,359,536
Burlington Stores, Inc. (a)	35,549	10,080,630
Carvana Co. (a) (b)	29,892	9,013,634
Floor & Decor Holdings, Inc. - Class A (a)	127,270	15,372,943
Leslie’s, Inc. (a)	542,436	11,141,635

Specialty Retail —(Continued)
O’Reilly Automotive, Inc. (a)	19,930	12,178,426
Ross Stores, Inc.	127,123	13,837,339

		98,796,602

Textiles, Apparel & Luxury Goods—1.6%
lululemon athletica, Inc. (a)	57,340	23,205,498

Total Common Stocks (Cost $1,095,226,080)		1,439,647,081

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $11,842,304; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $12,079,242.	11,842,304	11,842,304

Total Short-Term Investments (Cost $11,842,304)		11,842,304

Securities Lending Reinvestments (c)—13.2%

Certificates of Deposit—3.2%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	2,000,000	1,999,964
Barclays Bank plc 0.180%, 04/07/22	2,000,000	2,001,154
Cooperatieve Rabobank UA 0.170%, 03/18/22	5,000,000	5,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	4,000,000	4,000,216
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	2,000,000	2,000,022
Societe Generale
0.140%, 01/05/22	3,000,000	3,000,000
0.150%, 03/15/22	3,000,000	2,999,862
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (d)	5,000,000	5,000,120
Sumitomo Mitsui Trust Bank (London)
Zero Coupon, 10/15/21	2,000,000	1,999,900
Zero Coupon, 12/20/21	3,000,000	2,999,100
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	1,000,000	999,440
0.060%, 10/05/21	2,000,000	1,999,988

BHFTII-142

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 0.197%, 3M LIBOR + 0.070%, 11/19/21 (d)	1,000,000	$1,000,121

		45,999,832

Commercial Paper—0.5%
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (d)	2,000,000	2,000,122
UBS AG 0.240%, 03/30/22	5,000,000	4,995,363

		6,995,485

Repurchase Agreements—5.7%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,690.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $7,463,976; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $7,613,248.	7,463,968	7,463,968
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $15,000,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $15,300,021.	15,000,000	15,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $2,200,009; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $2,244,010.	2,200,000	2,200,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $2,002,217; collateralized by various Common Stock with an aggregate market value of $2,200,031.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $21,000,817; collateralized by various Common Stock with an aggregate market value of $23,336,460.	21,000,000	21,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $2,200,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $2,442,069.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,000,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,618.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,700,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $5,814,291.	5,700,000	5,700,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000

		82,563,968

Time Deposits—0.8%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,900,000	1,900,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	5,000,000	5,000,000

		11,900,000

Mutual Funds—3.0%
AB Government Money Market Portfolio, Institutional Class 0.010% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	25,000,000	25,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	2,000,000	2,000,000

BHFTII-143

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	5,000,000	$5,000,000

		44,000,000

Total Securities Lending Reinvestments (Cost $191,456,044)		191,459,285

Total Investments—113.4% (Cost $1,298,524,428)		1,642,948,670
Other assets and liabilities (net)—(13.4)%		(194,484,350)

Net Assets—100.0%		$1,448,464,320

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $196,675,020 and the collateral received consisted of cash in the amount of $191,451,710 and non-cash collateral with a value of $9,334,686. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,439,647,081	$—	$—	$1,439,647,081
Total Short-Term Investment*	—	11,842,304	—	11,842,304
Securities Lending Reinvestments
Certificates of Deposit	—	45,999,832	—	45,999,832
Commercial Paper	—	6,995,485	—	6,995,485
Repurchase Agreements	—	82,563,968	—	82,563,968
Time Deposits	—	11,900,000	—	11,900,000
Mutual Funds	44,000,000	—	—	44,000,000
Total Securities Lending Reinvestments	44,000,000	147,459,285	—	191,459,285
Total Investments	$1,483,647,081	$159,301,589	$—	$1,642,948,670

Collateral for Securities Loaned (Liability)	$—	$(191,451,710)	$—	$(191,451,710)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-144

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Automobiles—6.6%
Tesla, Inc. (a) (b)	282,232	$218,865,271

Biotechnology—0.4%
BioNTech SE (ADR) (a)	47,643	13,006,063

Capital Markets—0.6%
Goldman Sachs Group, Inc. (The)	49,021	18,531,409

Entertainment—5.1%
Netflix, Inc. (a)	193,055	117,829,189
ROBLOX Corp. - Class A (a) (b)	169,457	12,802,476
Sea, Ltd. (ADR) (a) (b)	51,029	16,264,473
Spotify Technology S.A. (a)	96,877	21,830,263

		168,726,401

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	131,250	58,977,188

Health Care Equipment & Supplies—3.7%
Danaher Corp.	169,186	51,506,986
DexCom, Inc. (a) (b)	66,633	36,438,923
Intuitive Surgical, Inc. (a)	36,202	35,990,218

		123,936,127

Hotels, Restaurants & Leisure—3.0%
Airbnb, Inc. - Class A (a)	284,253	47,683,441
Chipotle Mexican Grill, Inc. (a) (b)	29,528	53,667,730

		101,351,171

Interactive Media & Services—12.5%
Alphabet, Inc. - Class A (a)	35,326	94,444,767
Alphabet, Inc. - Class C (a)	34,167	91,065,647
Facebook, Inc. - Class A (a)	345,329	117,201,209
Match Group, Inc. (a) (b)	286,221	44,933,835
Snap, Inc. - Class A (a) (b)	906,925	66,994,550

		414,640,008

Internet & Direct Marketing Retail—7.9%
Amazon.com, Inc. (a)	66,774	219,355,261
MercadoLibre, Inc. (a)	26,134	43,889,440

		263,244,701

IT Services—17.6%
Adyen NV (a)	24,434	67,940,218
MasterCard, Inc. - Class A	168,329	58,524,627
Okta, Inc. (a) (b)	82,103	19,486,326
PayPal Holdings, Inc. (a)	287,667	74,853,830
Shopify, Inc. - Class A (a)	104,631	141,856,617
Snowflake, Inc. - Class A (a) (b)	66,830	20,211,397
Square, Inc. - Class A (a) (b)	265,507	63,679,199
Twilio, Inc. - Class A (a) (b)	166,852	53,234,130
Visa, Inc. - Class A	384,387	85,622,204

		585,408,548

Multiline Retail—1.3%
Target Corp.	189,202	43,283,742

Personal Products—1.7%
Estee Lauder Cos., Inc. (The) - Class A	188,614	56,570,997

Pharmaceuticals—1.2%
Eli Lilly and Co.	176,624	40,808,975

Road & Rail—1.6%
Uber Technologies, Inc. (a)	1,169,918	52,412,326

Semiconductors & Semiconductor Equipment—4.4%
NVIDIA Corp.	704,614	145,967,836

Software—15.9%
Adobe, Inc. (a)	158,783	91,414,549
Atlassian Corp. plc - Class A (a)	123,155	48,205,330
Crowdstrike Holdings, Inc. - Class A (a) (b)	222,609	54,712,840
DocuSign, Inc. (a)	89,938	23,152,739
HubSpot, Inc. (a)	26,487	17,907,596
Microsoft Corp.	553,938	156,166,201
Salesforce.com, Inc. (a)	270,222	73,289,611
Trade Desk, Inc. (The) - Class A (a) (b)	358,766	25,221,250
Workday, Inc. - Class A (a)	147,515	36,862,523

		526,932,639

Specialty Retail—3.3%
Carvana Co. (a) (b)	114,336	34,476,878
Home Depot, Inc. (The)	105,616	34,669,508
TJX Cos., Inc. (The)	609,601	40,221,474

		109,367,860

Technology Hardware, Storage & Peripherals—5.2%
Apple, Inc.	1,211,103	171,371,074

Textiles, Apparel & Luxury Goods—5.9%
Kering S.A.	41,911	29,808,191
Lululemon Athletica, Inc. (a)	134,068	54,257,320
LVMH Moet Hennessy Louis Vuitton SE	89,044	63,672,163
NIKE, Inc. - Class B	321,187	46,645,988

		194,383,662

Total Common Stocks (Cost $1,575,038,649)		3,307,785,998

BHFTII-145

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Short-Term Investment—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $12,238,447; collateralized by U.S. Treasury Note at 1.250%, maturing 05/31/28, with a market value of $12,483,226.	12,238,447	$12,238,447

Total Short-Term Investments (Cost $12,238,447)		12,238,447

Securities Lending Reinvestments (c)—4.7%

Certificates of Deposit—1.9%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	2,000,000	1,999,964
Cooperatieve Rabobank UA 0.170%, 03/18/22	7,000,000	7,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	4,000,000	3,999,840
Goldman Sachs Bank USA 0.170%, 02/04/22	6,000,000	6,000,420
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
National Australia Bank, Ltd. 0.160%, 03/02/22	5,000,000	4,999,750
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	4,000,000	4,000,216
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	3,000,000	3,000,033
Societe Generale
0.140%, 01/05/22	4,000,000	4,000,000
0.150%, 03/15/22	3,000,000	2,999,862
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (d)	5,000,000	5,000,120
0.150%, SOFR + 0.100%, 03/15/22 (d)	5,000,000	4,999,565
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 10/15/21	1,000,000	999,950
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	2,000,000	1,998,880
Zero Coupon, 03/21/22	4,000,000	3,996,720
Svenska Handelsbanken AB 0.197%, 3M LIBOR + 0.070%, 11/19/21 (d)	2,000,000	2,000,242

		62,995,157

Commercial Paper—0.3%
Antalis S.A. 0.130%, 10/15/21	4,000,000	3,999,784
UBS AG 0.240%, 03/30/22	5,000,000	4,995,362

		8,995,146

Repurchase Agreements—1.9%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $2,806,989; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $2,863,126.	2,806,986	2,806,986
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $5,208,619.	5,000,000	5,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $8,003,267; collateralized by various Common Stock with an aggregate market value of $8,800,000.	8,000,000	8,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $7,002,858; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $7,606,709.	7,000,000	7,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $15,000,017; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $15,300,003.	15,000,000	15,000,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $2,002,217; collateralized by various Common Stock with an aggregate market value of $2,200,031.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $3,200,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $3,552,100.	3,200,000	3,200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/21 at 0.340%, due on 11/04/21 with a maturity value of $5,001,653; collateralized by various Common Stock with an aggregate market value of $5,555,608.	5,000,000	5,000,000

BHFTII-146

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $4,065,199; collateralized by various Common Stock with an aggregate market value of $4,516,801.	4,065,041	$4,065,041

		62,072,027

Time Deposits—0.6%
ABN AMRO Bank NV 0.070%, 10/01/21	5,000,000	5,000,000
DZ Bank AG 0.040%, 10/01/21	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	5,000,000	5,000,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	5,000,000	5,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $154,060,942)		154,062,330

Total Investments—104.7% (Cost $1,741,338,038)		3,474,086,775
Other assets and liabilities (net)—(4.7)%		(156,044,654)

Net Assets—100.0%		$3,318,042,121

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $152,838,993 and the collateral received consisted of cash in the amount of $154,053,697. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-147

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$218,865,271	$—	$—	$218,865,271
Biotechnology	13,006,063	—	—	13,006,063
Capital Markets	18,531,409	—	—	18,531,409
Entertainment	168,726,401	—	—	168,726,401
Food & Staples Retailing	58,977,188	—	—	58,977,188
Health Care Equipment & Supplies	123,936,127	—	—	123,936,127
Hotels, Restaurants & Leisure	101,351,171	—	—	101,351,171
Interactive Media & Services	414,640,008	—	—	414,640,008
Internet & Direct Marketing Retail	263,244,701	—	—	263,244,701
IT Services	517,468,330	67,940,218	—	585,408,548
Multiline Retail	43,283,742	—	—	43,283,742
Personal Products	56,570,997	—	—	56,570,997
Pharmaceuticals	40,808,975	—	—	40,808,975
Road & Rail	52,412,326	—	—	52,412,326
Semiconductors & Semiconductor Equipment	145,967,836	—	—	145,967,836
Software	526,932,639	—	—	526,932,639
Specialty Retail	109,367,860	—	—	109,367,860
Technology Hardware, Storage & Peripherals	171,371,074	—	—	171,371,074
Textiles, Apparel & Luxury Goods	100,903,308	93,480,354	—	194,383,662
Total Common Stocks	3,146,365,426	161,420,572	—	3,307,785,998
Total Short-Term Investment*	—	12,238,447	—	12,238,447
Total Securities Lending Reinvestments*	—	154,062,330	—	154,062,330
Total Investments	$3,146,365,426	$327,721,349	$—	$3,474,086,775

Collateral for Securities Loaned (Liability)	$—	$(154,053,697)	$—	$(154,053,697)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Aerovironment, Inc. (a)	14,641	$1,263,811
Kratos Defense & Security Solutions, Inc. (a) (b)	73,113	1,631,151
Mercury Systems, Inc. (a)	12,476	591,612

		3,486,574

Air Freight & Logistics—0.4%
Hub Group, Inc. - Class A (a)	24,146	1,660,038

Auto Components—3.9%
Dana, Inc.	165,143	3,672,780
Dorman Products, Inc. (a)	15,305	1,448,924
Fox Factory Holding Corp. (a)	12,360	1,786,514
Garrett Motion, Inc. (a) (b)	116,630	859,563
Gentherm, Inc. (a)	18,429	1,491,459
Goodyear Tire & Rubber Co. (The) (a)	112,322	1,988,100
LCI Industries	20,227	2,723,161
Modine Manufacturing Co. (a)	99,297	1,125,035
Patrick Industries, Inc.	19,459	1,620,935
Stoneridge, Inc. (a)	42,837	873,447

		17,589,918

Banks—10.4%
Ameris Bancorp	94,292	4,891,869
Atlantic Union Bankshares Corp.	85,210	3,139,988
Bancorp, Inc. (The) (a)	58,087	1,478,314
BancorpSouth Bank	94,547	2,815,610
Bryn Mawr Bank Corp.	67,765	3,113,802
CVB Financial Corp.	99,048	2,017,608
Home BancShares, Inc.	149,034	3,506,770
Lakeland Financial Corp. (b)	16,126	1,148,816
OceanFirst Financial Corp.	132,429	2,835,305
Pinnacle Financial Partners, Inc.	40,236	3,785,403
Popular, Inc.	57,630	4,476,122
Prosperity Bancshares, Inc.	34,992	2,488,981
South State Corp. (b)	28,515	2,129,215
Triumph Bancorp, Inc. (a)	51,678	5,174,518
Wintrust Financial Corp.	49,415	3,971,484

		46,973,805

Beverages—0.5%
Primo Water Corp.	143,451	2,255,050

Biotechnology—2.8%
Blueprint Medicines Corp. (a) (b)	11,636	1,196,297
Halozyme Therapeutics, Inc. (a) (b)	41,354	1,682,281
Insmed, Inc. (a)	36,991	1,018,732
Natera, Inc. (a)	13,486	1,502,880
PTC Therapeutics, Inc. (a)	23,501	874,472
Replimune Group, Inc. (a) (b)	34,033	1,008,738
SpringWorks Therapeutics, Inc. (a) (b)	16,646	1,056,022
Sutro Biopharma, Inc. (a)	46,933	886,565
United Therapeutics Corp. (a)	14,821	2,735,660
Xencor, Inc. (a)	27,685	904,192

		12,865,839

Building Products—2.1%
Advanced Drainage Systems, Inc. (b)	19,256	2,082,921
Armstrong World Industries, Inc.	16,231	1,549,574
Quanex Building Products Corp. (b)	92,117	1,972,225
UFP Industries, Inc.	59,229	4,026,387

		9,631,107

Capital Markets—2.4%
AssetMark Financial Holdings, Inc. (a)	14,325	356,263
Donnelley Financial Solutions, Inc. (a)	67,407	2,333,631
Focus Financial Partners, Inc. - Class A (a) (b)	27,582	1,444,469
Hamilton Lane, Inc. - Class A	18,543	1,572,817
PJT Partners, Inc. - Class A (b)	21,141	1,672,465
Stifel Financial Corp. (b)	53,493	3,635,384

		11,015,029

Chemicals—1.8%
Ashland Global Holdings, Inc.	22,086	1,968,304
Cabot Corp.	40,908	2,050,309
Ingevity Corp. (a)	15,720	1,121,937
Valvoline, Inc.	94,045	2,932,323

		8,072,873

Commercial Services & Supplies—2.4%
Casella Waste Systems, Inc. - Class A (a)	29,784	2,261,797
Clean Harbors, Inc. (a)	28,913	3,003,193
IAA, Inc. (a)	46,005	2,510,493
KAR Auction Services, Inc. (a) (b)	125,065	2,049,815
VSE Corp. (b)	22,300	1,074,191

		10,899,489

Communications Equipment—0.9%
Calix, Inc. (a)	20,418	1,009,262
Radware, Ltd. (a)	22,160	747,235
Viavi Solutions, Inc. (a) (b)	144,352	2,272,100

		4,028,597

Construction & Engineering—1.8%
AECOM (a)	48,905	3,088,351
Arcosa, Inc.	62,991	3,160,258
WillScot Mobile Mini Holdings Corp. (a)	64,997	2,061,705

		8,310,314

Consumer Finance—0.4%
PROG Holdings, Inc. (a)	46,926	1,971,361

Containers & Packaging—0.6%
Ranpak Holdings, Corp. (a)	38,753	1,039,355
TriMas Corp. (a) (b)	55,822	1,806,400

		2,845,755

Diversified Consumer Services—1.1%
Frontdoor, Inc. (a)	81,214	3,402,867
Houghton Mifflin Harcourt Co. (a)	123,537	1,659,102

		5,061,969

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.5%
Cannae Holdings, Inc. (a)	68,403	$2,128,017

Diversified Telecommunication Services—0.4%
Frontier Communications Parent, Inc. (a)	61,489	1,713,698

Electric Utilities—0.5%
ALLETE, Inc.	37,202	2,214,263

Electrical Equipment—1.3%
Atkore, Inc. (a)	26,710	2,321,633
AZZ, Inc.	16,605	883,386
Vertiv Holdings Co. (b)	117,969	2,841,873

		6,046,892

Electronic Equipment, Instruments & Components—4.6%
Advanced Energy Industries, Inc.	33,174	2,911,018
Itron, Inc. (a)	18,047	1,364,895
Kimball Electronics, Inc. (a) (b)	67,279	1,733,780
Littelfuse, Inc.	6,391	1,746,469
Methode Electronics, Inc.	78,869	3,316,441
nLight, Inc. (a) (b)	38,410	1,082,778
Novanta, Inc. (a)	15,155	2,341,447
SYNNEX Corp.	15,145	1,576,595
TTM Technologies, Inc. (a)	167,994	2,111,685
Vontier Corp.	84,474	2,838,326

		21,023,434

Energy Equipment & Services—1.6%
Cactus, Inc. - Class A	37,028	1,396,696
ChampionX Corp. (a)	183,501	4,103,082
DMC Global, Inc. (a) (b)	43,082	1,590,157

		7,089,935

Entertainment—0.4%
Liberty Braves Group - Class C (a)	67,036	1,771,091

Equity Real Estate Investment Trusts—2.1%
Agree Realty Corp.	34,862	2,308,910
CubeSmart	48,247	2,337,567
Rexford Industrial Realty, Inc.	40,033	2,271,873
STAG Industrial, Inc. (b)	69,390	2,723,558

		9,641,908

Food Products—3.2%
Darling Ingredients, Inc. (a)	21,935	1,577,127
Dole plc (a) (b)	179,789	3,049,221
Freshpet, Inc. (a) (b)	12,651	1,805,171
J & J Snack Foods Corp.	9,816	1,500,081
Nomad Foods, Ltd. (a)	130,327	3,591,812
Simply Good Foods Co. (The) (a) (b)	44,796	1,545,014
Whole Earth Brands, Inc. (a) (b)	141,110	1,629,821

		14,698,247

Health Care Equipment & Supplies—4.7%
AtriCure, Inc. (a)	26,534	1,845,440

Health Care Equipment & Supplies—(Continued)
Axonics, Inc. (a)	29,377	1,912,149
CONMED Corp. (b)	25,721	3,365,079
CryoPort, Inc. (a) (b)	26,479	1,761,118
Inmode, Ltd. (a)	34,414	5,487,312
Inogen, Inc. (a)	13,979	602,355
Lantheus Holdings, Inc. (a)	74,588	1,915,420
Merit Medical Systems, Inc. (a)	24,259	1,741,796
NuVasive, Inc. (a) (b)	23,751	1,421,497
STAAR Surgical Co. (a)	10,846	1,394,037

		21,446,203

Health Care Providers & Services—1.5%
AMN Healthcare Services, Inc. (a)	10,119	1,161,155
Ensign Group, Inc. (The)	9,026	675,957
HealthEquity, Inc. (a)	26,198	1,696,583
LHC Group, Inc. (a)	9,954	1,561,882
ModivCare, Inc. (a)	5,138	933,164
Option Care Health, Inc. (a)	36,962	896,698

		6,925,439

Health Care Technology—1.6%
Allscripts Healthcare Solutions, Inc. (a) (b)	180,180	2,409,007
Evolent Health, Inc. - Class A (a)	47,484	1,472,004
Inspire Medical Systems, Inc. (a)	7,865	1,831,601
Phreesia, Inc. (a)	23,320	1,438,844

		7,151,456

Hotels, Restaurants & Leisure—2.9%
Churchill Downs, Inc.	12,559	3,015,165
Chuy’s Holdings, Inc. (a) (b)	22,505	709,583
Cracker Barrel Old Country Store, Inc.	8,442	1,180,529
Marriott Vacations Worldwide Corp.	19,962	3,140,621
Papa John’s International, Inc.	14,120	1,793,099
Texas Roadhouse, Inc.	16,239	1,483,108
Wingstop, Inc. (b)	11,546	1,892,736

		13,214,841

Household Durables—1.7%
Helen of Troy, Ltd. (a)	10,317	2,318,023
Installed Building Products, Inc.	12,261	1,313,766
KB Home	54,079	2,104,755
Skyline Champion Corp. (a)	31,001	1,861,920

		7,598,464

Household Products—0.7%
Spectrum Brands Holdings, Inc.	31,296	2,994,088

Independent Power and Renewable Electricity Producers—0.8%
NextEra Energy Partners L.P. (b)	45,726	3,445,911

Insurance—1.5%
BRP Group, Inc. - Class A (a)	33,890	1,128,198
Employers Holdings, Inc.	65,494	2,586,358
First American Financial Corp.	48,683	3,264,195

		6,978,751

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—1.1%
Qurate Retail, Inc. (b)	225,871	$2,301,625
Shutterstock, Inc.	21,918	2,483,748

		4,785,373

IT Services—4.4%
Concentrix Corp. (a)	26,416	4,675,632
CSG Systems International, Inc.	38,705	1,865,581
Euronet Worldwide, Inc. (a)	17,331	2,205,890
EVERTEC, Inc.	38,104	1,742,115
International Money Express, Inc. (a)	102,567	1,712,869
Perficient, Inc. (a)	9,744	1,127,381
Unisys Corp. (a) (b)	105,844	2,660,918
WEX, Inc. (a)	10,856	1,912,176
WNS Holdings, Ltd. (ADR) (a)	25,828	2,112,730

		20,015,292

Leisure Products—1.0%
Brunswick Corp.	34,113	3,249,945
Malibu Boats, Inc. - Class A (a) (b)	18,574	1,299,809

		4,549,754

Life Sciences Tools & Services—0.4%
Medpace Holdings, Inc. (a)	2,791	528,280
NeoGenomics, Inc. (a) (b)	30,575	1,474,938

		2,003,218

Machinery—6.1%
Alamo Group, Inc.	22,650	3,160,355
Albany International Corp. - Class A	45,828	3,522,798
Altra Industrial Motion Corp.	57,215	3,166,850
Columbus McKinnon Corp.	62,129	3,003,937
Helios Technologies, Inc. (b)	14,483	1,189,199
John Bean Technologies Corp.	10,860	1,526,373
Kadant, Inc.	20,124	4,107,309
Kornit Digital, Ltd. (a)	22,284	3,225,386
Miller Industries, Inc.	52,115	1,773,995
RBC Bearings, Inc. (a)	7,613	1,615,479
Shyft Group, Inc. (The)	31,938	1,213,963

		27,505,644

Marine—0.9%
Genco Shipping & Trading, Ltd.	202,053	4,067,327

Media—1.8%
Gray Television, Inc.	107,130	2,444,707
John Wiley & Sons, Inc. - Class A (b)	31,060	1,621,643
Scholastic Corp.	32,198	1,147,859
TechTarget, Inc. (a)	22,044	1,816,866
Thryv Holdings, Inc. (a)	35,411	1,063,746

		8,094,821

Metals & Mining—0.5%
Arconic Corp. (a)	68,152	2,149,514

Metals & Mining—(Continued)
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	141,548	0

		2,149,514

Multi-Utilities—1.1%
MDU Resources Group, Inc.	109,120	3,237,591
NorthWestern Corp.	29,577	1,694,762

		4,932,353

Personal Products—0.2%
elf Beauty, Inc. (a)	35,536	1,032,321

Pharmaceuticals—1.3%
Catalent, Inc. (a)	11,917	1,585,795
Pacira BioSciences, Inc. (a)	25,085	1,404,760
Supernus Pharmaceuticals, Inc. (a) (b)	116,013	3,094,067

		6,084,622

Professional Services—2.5%
Insperity, Inc.	22,395	2,480,022
KBR, Inc.	48,040	1,892,776
Korn Ferry	57,519	4,162,075
Science Applications International Corp.	31,888	2,728,337

		11,263,210

Semiconductors & Semiconductor Equipment—3.2%
MACOM Technology Solutions Holdings, Inc. (a)	34,626	2,246,189
MaxLinear, Inc. (a)	41,366	2,037,276
Rambus, Inc. (a) (b)	176,414	3,916,391
Silicon Laboratories, Inc. (a)	11,989	1,680,378
Silicon Motion Technology Corp. (ADR)	21,327	1,471,136
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	111,787	3,342,431

		14,693,801

Software—2.4%
ACI Worldwide, Inc. (a)	45,312	1,392,438
Blackline, Inc. (a) (b)	13,593	1,604,790
Envestnet, Inc. (a) (b)	20,555	1,649,333
Q2 Holdings, Inc. (a)	17,281	1,384,899
Rapid7, Inc. (a)	24,415	2,759,383
Varonis Systems, Inc. (a)	34,896	2,123,422

		10,914,265

Specialty Retail—1.8%
Aaron’s, Inc. (The)	89,361	2,461,002
Boot Barn Holdings, Inc. (a)	18,717	1,663,380
National Vision Holdings, Inc. (a) (b)	36,200	2,055,074
Urban Outfitters, Inc. (a) (b)	68,424	2,031,508

		8,210,964

Technology Hardware, Storage & Peripherals—0.3%
Pure Storage, Inc. - Class A (a)	47,244	1,188,659

Textiles, Apparel & Luxury Goods—0.6%
Columbia Sportswear Co. (b)	16,646	1,595,352

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Oxford Industries, Inc.	11,869	$1,070,228

		2,665,580

Thrifts & Mortgage Finance—1.4%
Federal Agricultural Mortgage Corp. - Class C	21,842	2,370,294
Meta Financial Group, Inc.	75,405	3,957,254

		6,327,548

Tobacco—0.4%
Turning Point Brands, Inc.	35,942	1,716,231

Trading Companies & Distributors—3.4%
Alta Equipment Group, Inc. (a)	105,054	1,442,392
Herc Holdings, Inc. (a)	45,129	7,376,786
McGrath RentCorp	50,197	3,611,674
SiteOne Landscape Supply, Inc. (a) (b)	15,131	3,018,181

		15,449,033

Water Utilities—0.3%
Pure Cycle Corp. (a)	101,388	1,349,474

Wireless Telecommunication Services—0.5%
United States Cellular Corp. (a) (b)	70,061	2,234,245

Total Common Stocks (Cost $293,910,827)		443,983,605

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $11,032,321; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/28, with a market value of $11,253,025.	11,032,321	11,032,321

Total Short-Term Investments (Cost $11,032,321)		11,032,321

Securities Lending Reinvestments (e)—5.6%

Repurchase Agreements—4.5%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $500,003; collateralized by various Common Stock with an aggregate market value of $555,617.	500,000	500,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,014.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $3,542,718; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $3,613,569.	3,542,714	3,542,714
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $102,000.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,500,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $4,590,001.	4,500,000	4,500,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,000,039; collateralized by various Common Stock with an aggregate market value of $1,111,260.	1,000,000	1,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $2,000,091; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $2,220,062.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $900,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $999,556.	900,000	900,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $510,026.	500,000	500,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $2,000,009; collateralized by various Common Stock with an aggregate market value of $2,222,266.	2,000,000	2,000,000

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,138,256; collateralized by various Common Stock with an aggregate market value of $1,264,704.	1,138,211	$1,138,211

		20,180,925

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	100,000	100,000

Mutual Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $25,280,925)		25,280,925

Total Investments—105.9% (Cost $330,224,073)		480,296,851
Other assets and liabilities (net)—(5.9)%		(26,820,325)

Net Assets—100.0%		$453,476,526

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $26,374,865 and the collateral received consisted of cash in the amount of $25,280,926 and non-cash collateral with a value of $2,066,075. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,486,574	$—	$—	$3,486,574
Air Freight & Logistics	1,660,038	—	—	1,660,038
Auto Components	17,589,918	—	—	17,589,918
Banks	46,973,805	—	—	46,973,805
Beverages	2,255,050	—	—	2,255,050
Biotechnology	12,865,839	—	—	12,865,839
Building Products	9,631,107	—	—	9,631,107
Capital Markets	11,015,029	—	—	11,015,029
Chemicals	8,072,873	—	—	8,072,873

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Commercial Services & Supplies	$10,899,489	$—	$—	$10,899,489
Communications Equipment	4,028,597	—	—	4,028,597
Construction & Engineering	8,310,314	—	—	8,310,314
Consumer Finance	1,971,361	—	—	1,971,361
Containers & Packaging	2,845,755	—	—	2,845,755
Diversified Consumer Services	5,061,969	—	—	5,061,969
Diversified Financial Services	2,128,017	—	—	2,128,017
Diversified Telecommunication Services	1,713,698	—	—	1,713,698
Electric Utilities	2,214,263	—	—	2,214,263
Electrical Equipment	6,046,892	—	—	6,046,892
Electronic Equipment, Instruments & Components	21,023,434	—	—	21,023,434
Energy Equipment & Services	7,089,935	—	—	7,089,935
Entertainment	1,771,091	—	—	1,771,091
Equity Real Estate Investment Trusts	9,641,908	—	—	9,641,908
Food Products	14,698,247	—	—	14,698,247
Health Care Equipment & Supplies	21,446,203	—	—	21,446,203
Health Care Providers & Services	6,925,439	—	—	6,925,439
Health Care Technology	7,151,456	—	—	7,151,456
Hotels, Restaurants & Leisure	13,214,841	—	—	13,214,841
Household Durables	7,598,464	—	—	7,598,464
Household Products	2,994,088	—	—	2,994,088
Independent Power and Renewable Electricity Producers	3,445,911	—	—	3,445,911
Insurance	6,978,751	—	—	6,978,751
Internet & Direct Marketing Retail	4,785,373	—	—	4,785,373
IT Services	20,015,292	—	—	20,015,292
Leisure Products	4,549,754	—	—	4,549,754
Life Sciences Tools & Services	2,003,218	—	—	2,003,218
Machinery	27,505,644	—	—	27,505,644
Marine	4,067,327	—	—	4,067,327
Media	8,094,821	—	—	8,094,821
Metals & Mining	2,149,514	—	0	2,149,514
Multi-Utilities	4,932,353	—	—	4,932,353
Personal Products	1,032,321	—	—	1,032,321
Pharmaceuticals	6,084,622	—	—	6,084,622
Professional Services	11,263,210	—	—	11,263,210
Semiconductors & Semiconductor Equipment	14,693,801	—	—	14,693,801
Software	10,914,265	—	—	10,914,265
Specialty Retail	8,210,964	—	—	8,210,964
Technology Hardware, Storage & Peripherals	1,188,659	—	—	1,188,659
Textiles, Apparel & Luxury Goods	2,665,580	—	—	2,665,580
Thrifts & Mortgage Finance	6,327,548	—	—	6,327,548
Tobacco	1,716,231	—	—	1,716,231
Trading Companies & Distributors	15,449,033	—	—	15,449,033
Water Utilities	1,349,474	—	—	1,349,474
Wireless Telecommunication Services	2,234,245	—	—	2,234,245
Total Common Stocks	443,983,605	—	0	443,983,605
Total Short-Term Investment*	—	11,032,321	—	11,032,321
Securities Lending Reinvestments
Repurchase Agreements	—	20,180,925	—	20,180,925
Time Deposit	—	100,000	—	100,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	20,280,925	—	25,280,925
Total Investments	$448,983,605	$31,313,246	$0	$480,296,851

Collateral for Securities Loaned (Liability)	$—	$(25,280,926)	$—	$(25,280,926)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Aerovironment, Inc. (a)	48,254	$4,165,285
Kratos Defense & Security Solutions, Inc. (a) (b)	240,921	5,374,948
Mercury Systems, Inc. (a)	41,108	1,949,341

		11,489,574

Air Freight & Logistics—1.1%
Hub Group, Inc. - Class A (a)	79,469	5,463,494

Auto Components—4.9%
Dorman Products, Inc. (a)	50,435	4,774,682
Fox Factory Holding Corp. (a)	40,742	5,888,849
Gentherm, Inc. (a)	60,782	4,919,087
Patrick Industries, Inc. (b)	64,121	5,341,279
Stoneridge, Inc. (a)	141,562	2,886,449

		23,810,346

Banks—2.7%
Ameris Bancorp	83,780	4,346,506
Bancorp, Inc. (The) (a)	191,101	4,863,521
Lakeland Financial Corp.	52,838	3,764,179

		12,974,206

Beverages—0.7%
Primo Water Corp.	232,700	3,658,044

Biotechnology—6.9%
Blueprint Medicines Corp. (a)	38,346	3,942,352
Halozyme Therapeutics, Inc. (a)	136,258	5,542,976
Insmed, Inc. (a) (b)	121,891	3,356,878
Natera, Inc. (a)	44,281	4,934,675
PTC Therapeutics, Inc. (a)	77,458	2,882,212
Replimune Group, Inc. (a)	112,049	3,321,132
SpringWorks Therapeutics, Inc. (a) (b)	54,843	3,479,240
Sutro Biopharma, Inc. (a)	154,666	2,921,641
Xencor, Inc. (a) (b)	91,203	2,978,690

		33,359,796

Building Products—2.3%
Advanced Drainage Systems, Inc.	63,448	6,863,170
UFP Industries, Inc.	67,291	4,574,442

		11,437,612

Capital Markets—3.4%
AssetMark Financial Holdings, Inc. (a) (b)	47,209	1,174,088
Focus Financial Partners, Inc. - Class A (a)	90,881	4,759,438
Hamilton Lane, Inc. - Class A	61,098	5,182,332
PJT Partners, Inc. - Class A	69,661	5,510,882

		16,626,740

Commercial Services & Supplies—1.5%
Casella Waste Systems, Inc. - Class A (a)	98,143	7,452,979

Communications Equipment—1.2%
Calix, Inc. (a)	67,253	3,324,316

Communications Equipment—(Continued)
Radware, Ltd. (a)	72,640	2,449,421

		5,773,737

Construction & Engineering—1.4%
WillScot Mobile Mini Holdings Corp. (a)	214,168	6,793,409

Containers & Packaging—0.7%
Ranpak Holdings, Corp. (a)	128,152	3,437,037

Diversified Consumer Services—0.9%
Frontdoor, Inc. (a)	109,572	4,591,067

Electronic Equipment, Instruments & Components—4.0%
Advanced Energy Industries, Inc.	42,110	3,695,153
Itron, Inc. (a)	59,478	4,498,321
nLight, Inc. (a)	126,589	3,568,544
Novanta, Inc. (a)	49,932	7,714,494

		19,476,512

Energy Equipment & Services—0.9%
Cactus, Inc. - Class A (b)	121,355	4,577,511

Food Products—2.3%
Freshpet, Inc. (a)	41,683	5,947,747
Simply Good Foods Co. (The) (a) (b)	147,617	5,091,311

		11,039,058

Health Care Equipment & Supplies—8.2%
AtriCure, Inc. (a)	87,438	6,081,313
Axonics, Inc. (a)	96,816	6,301,753
CONMED Corp. (b)	35,628	4,661,211
CryoPort, Inc. (a) (b)	87,253	5,803,197
Inogen, Inc. (a)	45,910	1,978,262
Merit Medical Systems, Inc. (a)	79,981	5,742,636
NuVasive, Inc. (a) (b)	78,266	4,684,220
STAAR Surgical Co. (a) (b)	35,515	4,564,743

		39,817,335

Health Care Providers & Services—3.9%
Ensign Group, Inc. (The)	29,627	2,218,766
HealthEquity, Inc. (a)	86,336	5,591,119
LHC Group, Inc. (a)	32,804	5,147,276
ModivCare, Inc. (a) (b)	16,764	3,044,678
Option Care Health, Inc. (a)	122,002	2,959,768

		18,961,607

Health Care Technology—3.2%
Evolent Health, Inc. - Class A (a) (b)	155,568	4,822,608
Inspire Medical Systems, Inc. (a)	25,899	6,031,359
Phreesia, Inc. (a)	76,839	4,740,966

		15,594,933

Hotels, Restaurants & Leisure—4.0%
Chuy’s Holdings, Inc. (a) (b)	74,012	2,333,598

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Papa John’s International, Inc.	46,551	$5,911,512
Texas Roadhouse, Inc.	53,500	4,886,155
Wingstop, Inc. (b)	38,052	6,237,864

		19,369,129

Household Durables—0.9%
Installed Building Products, Inc.	40,162	4,303,358

Insurance—0.8%
BRP Group, Inc. - Class A (a)	111,631	3,716,196

Internet & Direct Marketing Retail—1.7%
Shutterstock, Inc.	72,251	8,187,483

IT Services—3.4%
EVERTEC, Inc.	125,566	5,740,878
Perficient, Inc. (a)	31,940	3,695,458
WNS Holdings, Ltd. (ADR) (a)	84,954	6,949,237

		16,385,573

Leisure Products—0.9%
Malibu Boats, Inc. - Class A (a)	61,203	4,282,986

Life Sciences Tools & Services—1.4%
Medpace Holdings, Inc. (a)	9,192	1,739,862
NeoGenomics, Inc. (a)	100,732	4,859,311

		6,599,173

Machinery—5.8%
Albany International Corp. - Class A	58,211	4,474,680
Helios Technologies, Inc. (b)	47,397	3,891,768
Kornit Digital, Ltd. (a)	73,418	10,626,521
RBC Bearings, Inc. (a)	25,081	5,322,188
Shyft Group, Inc. (The)	104,756	3,981,775

		28,296,932

Media—1.2%
TechTarget, Inc. (a) (b)	72,363	5,964,158

Personal Products—0.7%
elf Beauty, Inc. (a)	116,119	3,373,257

Pharmaceuticals—1.6%
Pacira BioSciences, Inc. (a)	82,653	4,628,568
Supernus Pharmaceuticals, Inc. (a) (b)	120,627	3,217,122

		7,845,690

Professional Services—1.3%
KBR, Inc.	158,335	6,238,399

Semiconductors & Semiconductor Equipment—6.2%
MACOM Technology Solutions Holdings, Inc. (a)	114,094	7,401,278
MaxLinear, Inc. (a)	136,300	6,712,775

Semiconductors & Semiconductor Equipment—(Continued)
Rambus, Inc. (a) (b)	245,092	5,441,043
Silicon Laboratories, Inc. (a) (b)	39,501	5,536,460
Silicon Motion Technology Corp. (ADR)	70,283	4,848,121

		29,939,677

Software—6.4%
Blackline, Inc. (a) (b)	44,808	5,290,033
Envestnet, Inc. (a) (b)	67,730	5,434,655
Q2 Holdings, Inc. (a)	56,942	4,563,332
Rapid7, Inc. (a) (b)	80,449	9,092,346
Varonis Systems, Inc. (a) (b)	114,973	6,996,107

		31,376,473

Specialty Retail—2.5%
Boot Barn Holdings, Inc. (a)	61,695	5,482,835
National Vision Holdings, Inc. (a)	119,277	6,771,355

		12,254,190

Technology Hardware, Storage & Peripherals—0.8%
Pure Storage, Inc. - Class A (a)	155,673	3,916,733

Textiles, Apparel & Luxury Goods—1.8%
Columbia Sportswear Co. (b)	54,876	5,259,316
Oxford Industries, Inc.	39,013	3,517,802

		8,777,118

Trading Companies & Distributors—3.0%
McGrath RentCorp	63,107	4,540,548
SiteOne Landscape Supply, Inc. (a)	49,872	9,947,968

		14,488,516

Total Common Stocks (Cost $337,337,024)		471,650,038

Short-Term Investment—3.7%

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $17,834,996; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $18,191,719.	17,834,996	17,834,996

Total Short-Term Investments (Cost $17,834,996)		17,834,996

Securities Lending Reinvestments (c)—3.9%

Repurchase Agreements—3.9%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,469.	2,000,000	2,000,000

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,676.	2,000,000	$2,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $2,504,290; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $2,554,373.	2,504,287	2,504,287
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $2,100,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $2,142,003.	2,100,000	2,100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $200,001; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $204,001.	200,000	200,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,000,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.650% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $4,080,001.	4,000,000	4,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,000,039; collateralized by various Common Stock with an aggregate market value of $1,111,260.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $200,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $204,010.	200,000	200,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $3,000,014; collateralized by various Common Stock with an aggregate market value of $3,333,399.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,056,952; collateralized by various Common Stock with an aggregate market value of $1,174,368.	1,056,911	1,056,911

		19,061,198

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	100,000	100,000

Mutual Funds—0.0%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (d)	100,000	100,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (d)	100,000	100,000

		200,000

Total Securities Lending Reinvestments (Cost $19,361,198)		19,361,198

Total Investments—104.6% (Cost $374,533,218)		508,846,232
Other assets and liabilities (net)—(4.6)%		(22,590,164)

Net Assets—100.0%		$486,256,068

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $20,149,952 and the collateral received consisted of cash in the amount of $19,361,198 and non-cash collateral with a value of $1,375,784. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$471,650,038	$—	$—	$471,650,038
Total Short-Term Investment*	—	17,834,996	—	17,834,996
Securities Lending Reinvestments
Repurchase Agreements	—	19,061,198	—	19,061,198
Time Deposit	—	100,000	—	100,000
Mutual Funds	200,000	—	—	200,000
Total Securities Lending Reinvestments	200,000	19,161,198	—	19,361,198
Total Investments	$471,850,038	$36,996,194	$—	$508,846,232

Collateral for Securities Loaned (Liability)	$—	$(19,361,198)	$—	$(19,361,198)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—67.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.2%
Fannie Mae 15 Yr. Pool
1.500%, 04/01/36	1,891,066	$1,910,532
1.500%, 05/01/36	4,805,694	4,855,163
1.500%, 09/01/36	1,989,563	2,010,042
2.000%, 11/01/35	10,798,116	11,120,569
2.000%, 12/01/35	4,235,707	4,362,194
2.000%, 09/01/36	4,962,337	5,112,781
2.500%, 12/01/27	1,145,714	1,193,884
2.500%, 02/01/28	978,738	1,020,361
2.500%, 07/01/28	1,754,192	1,831,560
2.500%, 10/01/28	1,064,956	1,112,928
2.500%, 03/01/30	1,121,020	1,172,188
2.500%, 09/01/31	1,857,534	1,940,648
2.500%, 01/01/32	585,290	611,479
2.500%, 04/01/32	1,353,919	1,413,408
2.500%, 09/01/32	343,354	358,440
2.500%, 12/01/34	1,087,554	1,133,612
2.500%, 09/01/35	988,468	1,030,708
3.000%, 01/01/27	364,161	383,591
3.000%, 02/01/27	607,111	639,503
3.000%, 03/01/27	292,306	307,624
3.000%, 01/01/29	1,943,913	2,050,499
3.000%, 10/01/29	746,916	787,613
3.000%, 06/01/30	901,410	952,501
3.000%, 02/01/33	1,618,605	1,707,581
3.000%, 01/01/36	1,143,821	1,206,494
3.500%, 02/01/26	432,884	461,291
3.500%, 03/01/26	286,303	305,238
3.500%, 05/01/29	745,658	796,716
3.500%, 08/01/32	264,254	282,758
3.500%, 03/01/34	412,025	439,785
4.000%, 06/01/24	43,503	46,236
4.000%, 11/01/24	272,541	289,663
4.500%, 08/01/24	87,461	91,175
4.500%, 06/01/25	173,368	182,145
5.000%, 01/01/22	1,785	1,786
5.000%, 02/01/24	25,944	26,392
Fannie Mae 20 Yr. Pool
2.000%, 02/01/41	2,819,419	2,878,038
2.000%, 06/01/41	2,445,559	2,498,263
2.500%, 02/01/41	2,262,176	2,340,327
3.000%, 02/01/33	718,155	762,058
3.000%, 08/01/35	869,307	920,648
3.000%, 05/01/36	1,022,148	1,082,943
3.500%, 04/01/32	576,028	618,969
3.500%, 09/01/35	786,248	842,837
3.500%, 07/01/38	620,915	663,990
4.000%, 02/01/31	260,565	282,770
4.000%, 03/01/38	606,097	656,805
4.500%, 08/01/30	150,711	164,144
5.000%, 02/01/24	28,382	31,063
5.000%, 09/01/25	38,133	41,867
5.500%, 07/01/23	14,643	15,051
5.500%, 01/01/24	12,518	12,999
5.500%, 07/01/24	37,890	39,897
5.500%, 07/01/25	44,951	48,072

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
1.500%, 03/01/51	3,862,135	3,753,031
1.500%, 04/01/51	4,862,176	4,724,820
2.000%, 10/01/50	11,522,411	11,559,462
2.000%, 11/01/50	9,038,535	9,067,599
2.000%, 12/01/50	4,597,486	4,612,269
2.000%, 01/01/51	11,226,731	11,262,831
2.000%, 02/01/51	4,721,858	4,737,041
2.000%, 04/01/51	9,694,585	9,724,529
2.000%, 05/01/51	4,884,551	4,899,638
2.000%, 06/01/51	8,839,398	8,866,701
2.000%, 08/01/51	2,479,442	2,487,100
2.000%, 09/01/51	4,985,243	5,000,641
2.000%, 10/01/51	7,000,000	7,022,695
2.500%, 01/01/50	1,328,935	1,369,320
2.500%, 03/01/50	1,248,848	1,287,267
2.500%, 05/01/50	2,895,149	2,984,213
2.500%, 07/01/50	4,640,038	4,782,782
2.500%, 08/01/50	8,272,360	8,526,847
2.500%, 09/01/50	6,658,604	6,863,446
2.500%, 11/01/50	1,641,071	1,691,556
2.500%, 12/01/50	2,536,894	2,614,938
2.500%, 01/01/51	2,599,776	2,679,839
2.500%, 02/01/51	1,327,645	1,368,632
2.500%, 05/01/51	3,886,140	4,008,581
2.500%, 07/01/51	4,918,165	5,073,123
2.500%, 08/01/51	2,472,001	2,550,039
2.500%, 09/01/51	7,965,670	8,217,753
2.500%, 10/01/51	6,000,000	6,190,312
3.000%, 08/01/42	842,385	905,701
3.000%, 09/01/42	773,629	824,610
3.000%, 11/01/42	1,205,593	1,292,623
3.000%, 12/01/42	2,502,623	2,669,000
3.000%, 01/01/43	548,027	584,141
3.000%, 03/01/43	2,326,033	2,499,459
3.000%, 05/01/43	1,371,514	1,462,977
3.000%, 07/01/43	3,979,786	4,252,850
3.000%, 09/01/43	714,165	761,792
3.000%, 05/01/45	1,698,693	1,812,326
3.000%, 05/01/46	1,001,517	1,058,815
3.000%, 06/01/46	1,355,407	1,432,951
3.000%, 08/01/46	1,457,018	1,540,375
3.000%, 02/01/47	1,928,845	2,039,196
3.000%, 11/01/49	998,667	1,044,019
3.000%, 12/01/49	1,768,081	1,848,374
3.000%, 01/01/50	1,841,603	1,925,235
3.000%, 02/01/50	897,834	938,607
3.000%, 04/01/50	2,038,710	2,131,675
3.000%, 05/01/50	3,604,574	3,768,942
3.000%, 07/01/50	1,314,447	1,374,385
3.000%, 08/01/50	5,485,190	5,735,314
3.500%, 12/01/40	579,497	627,305
3.500%, 03/01/42	612,802	664,489
3.500%, 04/01/42	832,291	898,753
3.500%, 05/01/42	1,012,077	1,092,896
3.500%, 06/01/42	707,800	764,321

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 08/01/42	415,953	$449,168
3.500%, 09/01/42	1,782,825	1,933,284
3.500%, 10/01/42	973,597	1,051,343
3.500%, 01/01/43	654,028	706,255
3.500%, 02/01/43	1,310,228	1,431,724
3.500%, 06/01/43	849,667	921,038
3.500%, 08/01/44	879,708	946,886
3.500%, 02/01/45	1,045,227	1,125,044
3.500%, 03/01/45	1,622,799	1,743,217
3.500%, 04/01/45	1,608,579	1,730,701
3.500%, 09/01/45	2,825,361	3,030,812
3.500%, 11/01/45	982,689	1,054,147
3.500%, 01/01/46	1,083,975	1,162,799
3.500%, 03/01/46	1,069,342	1,139,205
3.500%, 05/01/46	761,652	811,414
3.500%, 11/01/47	1,790,179	1,904,586
3.500%, 03/01/48	1,456,082	1,544,046
3.500%, 02/01/49	368,772	391,050
3.500%, 08/01/49	458,868	485,038
3.500%, 10/01/49	986,674	1,042,944
3.500%, 01/01/50	669,443	707,621
3.500%, 02/01/50	337,355	356,594
3.500%, 05/01/50	1,410,163	1,491,978
3.500%, 02/01/51	2,383,386	2,523,459
4.000%, 08/01/39	431,188	474,043
4.000%, 09/01/39	316,682	348,157
4.000%, 12/01/39	398,206	437,783
4.000%, 06/01/40	324,047	356,311
4.000%, 09/01/40	247,436	272,071
4.000%, 12/01/40	2,114,125	2,328,931
4.000%, 01/01/41	927,246	1,019,565
4.000%, 12/01/41	445,265	489,574
4.000%, 02/01/42	525,098	577,351
4.000%, 09/01/43	700,864	768,217
4.000%, 02/01/44	1,376,631	1,517,261
4.000%, 05/01/44	753,955	824,140
4.000%, 08/01/44	1,205,514	1,317,734
4.000%, 10/01/44	471,770	515,687
4.000%, 11/01/44	1,150,740	1,257,811
4.000%, 01/01/45	927,745	1,014,108
4.000%, 03/01/45	563,842	614,093
4.000%, 10/01/45	856,016	932,306
4.000%, 03/01/47	286,901	309,127
4.000%, 05/01/47	298,817	321,966
4.000%, 06/01/47	2,047,075	2,205,662
4.000%, 07/01/47	488,948	526,826
4.000%, 10/01/47	736,896	793,984
4.000%, 05/01/48	839,910	899,476
4.000%, 06/01/48	716,057	766,839
4.000%, 07/01/48	541,500	579,903
4.000%, 09/01/48	267,122	286,066
4.000%, 10/01/48	425,544	455,723
4.000%, 11/01/48	513,627	550,053
4.000%, 04/01/49	877,432	939,326
4.000%, 02/01/50	1,049,652	1,123,696

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 03/01/50	1,088,782	1,165,585
4.000%, 09/01/50	813,451	873,711
4.500%, 08/01/33	76,384	85,043
4.500%, 10/01/33	84,510	94,090
4.500%, 04/01/34	54,099	60,248
4.500%, 01/01/39	19,698	22,017
4.500%, 07/01/39	558,745	623,990
4.500%, 09/01/39	722,615	806,995
4.500%, 10/01/39	365,213	407,859
4.500%, 05/01/40	512,693	572,200
4.500%, 08/01/40	649,290	724,652
4.500%, 11/01/40	379,276	423,297
4.500%, 12/01/40	819,909	915,074
4.500%, 04/01/41	2,059,101	2,297,426
4.500%, 05/01/41	417,595	465,844
4.500%, 03/01/44	299,861	333,504
4.500%, 08/01/47	760,366	829,995
4.500%, 08/01/48	1,275,775	1,378,084
4.500%, 10/01/48	427,361	461,633
4.500%, 12/01/48	546,352	590,165
4.500%, 09/01/50	1,466,315	1,583,903
5.000%, 07/01/33	50,357	56,943
5.000%, 08/01/33	202,067	228,496
5.000%, 09/01/33	75,066	84,884
5.000%, 10/01/33	830,584	939,221
5.000%, 03/01/34	93,193	105,382
5.000%, 04/01/34	188,205	213,538
5.000%, 05/01/34	31,589	35,956
5.000%, 09/01/34	117,931	134,237
5.000%, 02/01/35	50,773	57,794
5.000%, 04/01/35	26,639	30,321
5.000%, 05/01/35	16,309	18,563
5.000%, 11/01/35	65,434	74,479
5.000%, 03/01/36	209,100	238,003
5.000%, 07/01/37	155,100	176,584
5.000%, 01/01/39	155,440	176,970
5.000%, 04/01/40	483,353	549,763
5.000%, 07/01/41	336,170	382,378
5.000%, 04/01/49	808,791	887,300
5.500%, 10/01/32	10,968	11,932
5.500%, 02/01/33	38,916	44,385
5.500%, 03/01/33	78,888	85,981
5.500%, 08/01/33	335,500	385,854
5.500%, 10/01/33	43,840	50,415
5.500%, 12/01/33	235,402	265,763
5.500%, 02/01/34	46,003	50,316
5.500%, 03/01/34	32,897	37,601
5.500%, 04/01/34	19,671	22,440
5.500%, 06/01/34	80,776	92,513
5.500%, 09/01/34	76,852	88,068
5.500%, 12/01/34	55,898	64,289
5.500%, 01/01/35	63,316	72,680
5.500%, 04/01/35	8,420	9,130
5.500%, 06/01/35	66,119	75,256
5.500%, 01/01/37	76,691	88,274

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 05/01/37	48,065	$55,026
5.500%, 05/01/38	29,083	33,328
5.500%, 06/01/38	37,690	43,326
6.000%, 08/01/28	820	824
6.000%, 11/01/28	203	222
6.000%, 12/01/28	338	379
6.000%, 06/01/31	26,800	29,576
6.000%, 09/01/32	33,467	38,651
6.000%, 01/01/33	7,763	8,773
6.000%, 02/01/33	33,618	38,065
6.000%, 03/01/33	44,820	46,714
6.000%, 04/01/33	74,913	81,365
6.000%, 05/01/33	70,117	77,202
6.000%, 05/01/34	61,278	66,439
6.000%, 09/01/34	57,576	64,242
6.000%, 11/01/34	112,187	130,549
6.000%, 01/01/35	38,574	43,289
6.000%, 07/01/36	19,418	22,544
6.000%, 09/01/36	52,202	60,745
6.000%, 07/01/37	42,200	46,740
6.000%, 08/01/37	87,958	102,363
6.000%, 09/01/37	136,055	158,145
6.000%, 10/01/37	51,560	59,792
6.000%, 05/01/38	216,654	253,134
6.000%, 12/01/38	56,310	65,464
6.500%, 05/01/28	14,936	16,774
6.500%, 12/01/28	44,662	47,616
6.500%, 03/01/29	1,610	1,806
6.500%, 04/01/29	10,458	11,799
6.500%, 05/01/29	1,142	1,263
6.500%, 08/01/29	407	449
6.500%, 05/01/30	10,491	11,087
6.500%, 09/01/31	3,133	3,393
6.500%, 06/01/32	8,360	9,783
6.500%, 10/01/33	18,002	18,867
6.500%, 10/01/34	113,952	133,465
6.500%, 10/01/37	18,336	20,977
7.000%, 06/01/26	196	208
7.000%, 06/01/28	4,791	5,027
7.000%, 10/01/29	2,645	3,047
7.000%, 12/01/29	2,059	2,182
7.000%, 06/01/32	22,290	25,971
7.000%, 10/01/37	67,559	81,688
7.500%, 09/01/25	1,099	1,192
7.500%, 06/01/26	1,400	1,552
7.500%, 07/01/29	3,844	4,409
7.500%, 10/01/29	1,959	2,083
8.000%, 11/01/29	49	57
8.000%, 05/01/30	12,678	14,022
8.000%, 11/01/30	746	854
8.000%, 01/01/31	733	822
8.000%, 02/01/31	2,051	2,439
Fannie Mae-ACES
1.610%, 03/25/31	1,792,118	1,822,682
2.190%, 01/25/30	1,435,000	1,499,358

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	449,600	468,876
2.500%, 02/01/28	927,634	969,580
2.500%, 04/01/28	744,577	776,383
2.500%, 12/01/29	1,035,828	1,080,626
2.500%, 01/01/31	1,462,787	1,527,697
2.500%, 01/01/32	2,437,063	2,546,814
3.000%, 03/01/27	337,597	355,694
3.000%, 05/01/27	466,138	490,689
3.000%, 11/01/28	637,913	671,561
3.000%, 12/01/29	1,133,320	1,195,405
3.000%, 05/01/31	1,334,298	1,410,373
3.500%, 12/01/25	322,838	344,669
3.500%, 05/01/26	117,027	124,775
3.500%, 09/01/30	959,177	1,025,024
4.000%, 05/01/25	151,431	161,144
4.000%, 08/01/25	68,456	72,847
4.000%, 10/01/25	115,914	123,352
5.500%, 01/01/24	38,787	40,082
Freddie Mac 15 Yr. Pool
1.500%, 03/01/36	1,850,751	1,869,805
1.500%, 05/01/36	4,800,464	4,849,884
2.000%, 10/01/35	3,128,022	3,221,444
2.000%, 11/01/35	2,449,310	2,522,462
2.000%, 06/01/36	2,892,844	2,980,583
2.500%, 08/01/35	1,701,351	1,773,400
3.000%, 10/01/32	669,118	705,980
3.000%, 03/01/35	1,108,076	1,166,106
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	1,133,367	1,203,621
3.000%, 02/01/37	1,190,158	1,261,449
3.500%, 04/01/32	665,552	715,325
4.000%, 01/01/31	287,457	312,089
4.000%, 08/01/31	299,178	324,947
4.500%, 05/01/29	68,968	75,133
5.000%, 03/01/27	34,062	37,710
Freddie Mac 20 Yr. Pool
2.000%, 03/01/41	2,376,640	2,428,144
2.500%, 02/01/41	1,863,242	1,927,893
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	1,216,344	1,296,848
3.000%, 01/01/43	909,717	969,927
3.000%, 03/01/43	3,397,495	3,646,294
3.000%, 04/01/43	1,842,039	1,969,312
3.000%, 06/01/43	1,003,118	1,078,764
3.000%, 07/01/43	1,473,149	1,571,762
3.000%, 06/01/45	1,364,959	1,445,556
3.000%, 06/01/46	1,375,865	1,455,046
3.000%, 11/01/46	1,534,713	1,623,035
3.000%, 01/01/47	2,653,039	2,805,720
3.500%, 01/01/42	425,764	461,318
3.500%, 03/01/42	385,416	416,318
3.500%, 02/01/43	666,803	720,266
3.500%, 05/01/43	974,487	1,056,369
3.500%, 06/01/43	641,461	695,361
3.500%, 06/01/44	526,226	566,606

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 10/01/44	634,020	$682,671
3.500%, 11/01/44	1,236,179	1,340,037
3.500%, 12/01/44	772,000	831,238
3.500%, 05/01/45	989,379	1,061,549
3.500%, 08/01/45	1,651,512	1,797,739
3.500%, 11/01/45	995,585	1,068,208
3.500%, 12/01/45	610,221	654,734
3.500%, 03/01/46	1,771,770	1,894,993
3.500%, 06/01/47	808,872	860,713
3.500%, 08/01/47	542,562	577,335
3.500%, 11/01/47	716,264	762,170
4.000%, 06/01/39	241,463	265,543
4.000%, 12/01/39	495,265	545,131
4.000%, 11/01/40	355,202	390,613
4.000%, 04/01/41	408,983	449,775
4.000%, 09/01/41	371,838	408,924
4.000%, 10/01/41	1,128,620	1,241,187
4.000%, 11/01/41	323,880	356,183
4.000%, 07/01/44	847,399	926,481
4.000%, 10/01/44	662,433	724,253
4.000%, 07/01/45	1,048,915	1,142,678
4.000%, 01/01/46	1,010,641	1,100,983
4.000%, 02/01/46	557,127	606,929
4.000%, 06/01/47	910,992	981,623
4.000%, 10/01/47	483,220	520,685
4.000%, 11/01/47	474,378	511,157
4.000%, 03/01/48	755,515	814,092
4.000%, 05/01/48	349,175	373,988
4.000%, 10/01/48	395,965	424,103
4.000%, 11/01/48	477,713	511,660
4.000%, 01/01/49	281,240	301,226
4.500%, 10/01/35	141,143	158,623
4.500%, 06/01/38	206,658	232,253
4.500%, 02/01/39	139,563	155,917
4.500%, 03/01/39	156,907	175,274
4.500%, 04/01/39	242,870	271,301
4.500%, 09/01/39	214,236	239,315
4.500%, 10/01/39	551,749	616,338
4.500%, 11/01/39	154,605	172,704
4.500%, 01/01/40	204,053	227,940
4.500%, 05/01/40	223,625	249,622
4.500%, 11/01/40	354,611	395,836
4.500%, 02/01/41	50,648	56,517
4.500%, 05/01/41	206,111	229,995
4.500%, 06/01/41	136,406	152,213
4.500%, 12/01/43	278,755	310,112
4.500%, 12/01/45	408,887	454,758
4.500%, 08/01/47	698,141	762,244
4.500%, 08/01/48	298,097	322,042
4.500%, 10/01/48	534,021	576,917
4.500%, 12/01/48	335,196	362,120
5.000%, 10/01/33	268,334	303,476
5.000%, 03/01/34	36,352	41,409
5.000%, 08/01/35	194,824	221,726
5.000%, 09/01/35	58,930	67,066

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 10/01/35	48,696	55,418
5.000%, 01/01/36	175,351	199,561
5.000%, 04/01/38	90,324	102,908
5.000%, 11/01/39	497,452	566,120
5.000%, 05/01/40	537,240	611,043
5.500%, 06/01/34	96,981	109,870
5.500%, 10/01/35	80,332	89,602
5.500%, 12/01/35	183,782	211,058
5.500%, 01/01/36	148,404	170,738
5.500%, 12/01/37	131,424	150,557
5.500%, 04/01/38	564,872	649,552
5.500%, 07/01/38	68,255	78,699
5.500%, 08/01/38	190,156	218,284
6.000%, 11/01/28	2,548	2,810
6.000%, 12/01/28	1,847	2,073
6.000%, 04/01/29	1,255	1,384
6.000%, 06/01/31	1,100	1,215
6.000%, 07/01/31	238	273
6.000%, 09/01/31	39,709	42,440
6.000%, 11/01/32	9,999	11,358
6.000%, 06/01/34	36,906	40,646
6.000%, 11/01/35	33,352	38,154
6.000%, 02/01/36	39,801	44,124
6.000%, 08/01/36	22,114	25,645
6.000%, 10/01/36	59,108	68,935
6.000%, 11/01/36	19,858	21,887
6.000%, 01/01/37	22,423	25,188
6.000%, 02/01/38	61,118	71,336
6.000%, 11/01/39	511,452	597,496
6.000%, 04/01/40	140,795	165,880
6.500%, 02/01/30	3,785	4,219
6.500%, 08/01/31	3,149	3,667
6.500%, 10/01/31	5,340	5,809
6.500%, 11/01/31	7,624	8,922
6.500%, 03/01/32	133,289	155,111
6.500%, 04/01/32	119,740	139,496
6.500%, 09/01/36	150,406	178,420
6.500%, 11/01/37	45,364	53,275
7.000%, 12/01/27	479	540
7.000%, 11/01/28	951	1,091
7.000%, 04/01/29	1,254	1,448
7.000%, 05/01/29	456	505
7.000%, 07/01/29	176	186
7.000%, 01/01/31	33,651	36,233
7.500%, 10/01/27	2,885	3,256
7.500%, 10/01/29	4,689	5,471
7.500%, 05/01/30	8,874	10,242
8.000%, 02/01/27	1,126	1,266
8.000%, 10/01/28	1,943	2,197
Freddie Mac 30 Yr. Pool
1.500%, 03/01/51	3,859,347	3,750,370
1.500%, 04/01/51	4,861,876	4,724,590
1.500%, 05/01/51	4,887,965	4,749,942
2.000%, 10/01/50	9,670,870	9,701,961
2.000%, 11/01/50	4,527,519	4,542,075

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
2.000%, 12/01/50	7,370,948	$7,394,645
2.000%, 01/01/51	11,202,971	11,238,987
2.000%, 02/01/51	4,713,771	4,728,925
2.000%, 05/01/51	8,770,038	8,797,119
2.000%, 06/01/51	4,906,243	4,921,393
2.000%, 07/01/51	5,927,701	5,946,005
2.000%, 08/01/51	4,835,750	4,850,682
2.500%, 03/01/50	2,176,858	2,243,791
2.500%, 07/01/50	8,476,587	8,737,221
2.500%, 09/01/50	3,776,315	3,892,427
2.500%, 10/01/50	3,056,162	3,150,132
2.500%, 12/01/50	4,229,353	4,359,395
2.500%, 04/01/51	5,234,254	5,399,169
2.500%, 07/01/51	6,887,085	7,104,076
2.500%, 08/01/51	4,766,590	4,917,064
3.000%, 01/01/48	585,147	616,195
3.000%, 09/01/49	1,397,200	1,460,677
3.000%, 12/01/49	1,804,778	1,886,772
3.000%, 02/01/50	910,604	951,975
3.000%, 04/01/50	1,610,449	1,683,771
3.000%, 05/01/50	1,517,904	1,587,013
3.000%, 07/01/50	1,377,398	1,440,109
3.000%, 11/01/50	1,473,503	1,541,219
3.500%, 10/01/47	726,954	773,448
3.500%, 04/01/49	537,802	568,582
3.500%, 05/01/49	340,647	360,143
3.500%, 10/01/49	738,425	780,686
3.500%, 03/01/50	1,015,904	1,074,046
3.500%, 06/01/50	1,865,130	1,973,681
3.500%, 08/01/50	2,556,513	2,705,688
4.000%, 02/01/49	277,436	297,159
4.000%, 06/01/49	554,344	593,544
4.000%, 06/01/50	1,540,098	1,654,468
4.500%, 01/01/49	294,244	317,883
4.500%, 09/01/49	830,665	897,853
Freddie Mac Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	2,399,729
2.785%, 06/25/29	1,800,000	1,951,821
3.117%, 06/25/27	1,000,000	1,095,452
3.171%, 10/25/24	975,000	1,040,430
3.187%, 09/25/27 (a)	1,265,000	1,394,260
3.194%, 07/25/27	685,000	754,130
3.780%, 10/25/28 (a)	4,000,000	4,568,373
3.920%, 09/25/28 (a)	2,900,000	3,355,062
3.926%, 07/25/28 (a)	2,500,000	2,883,643
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	723,786	761,327
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	875,909	938,955
3.000%, 12/15/42	902,496	970,783
3.000%, 02/15/43	640,972	689,470
3.000%, 03/15/43	647,068	693,471
3.000%, 05/15/43	940,875	1,008,349
3.000%, 07/15/43	601,945	645,112
3.500%, 02/15/42	222,181	241,412

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 07/15/39	552,439	608,194
4.000%, 07/15/40	308,898	340,054
4.500%, 01/15/39	97,748	109,167
4.500%, 04/15/39	280,640	313,189
4.500%, 05/15/39	557,922	628,403
4.500%, 08/15/39	248,588	277,419
4.500%, 01/15/40	257,293	287,133
4.500%, 04/15/40	101,048	113,980
4.500%, 02/15/41	108,498	122,113
4.500%, 04/15/41	80,537	90,008
5.000%, 12/15/35	107,121	120,491
5.000%, 12/15/36	35,392	38,281
5.000%, 01/15/39	319,126	360,263
5.000%, 02/15/39	53,640	61,057
5.000%, 08/15/39	376,348	424,972
5.000%, 09/15/39	72,004	81,145
5.000%, 12/15/39	211,244	238,374
5.000%, 05/15/40	247,241	273,705
5.500%, 03/15/36	51,567	56,691
5.500%, 01/15/37	151,450	170,084
5.500%, 11/15/37	258,322	296,398
5.500%, 09/15/38	19,321	20,935
5.500%, 08/15/39	266,114	306,823
6.000%, 01/15/29	1,117	1,210
6.000%, 01/15/33	86,105	99,122
6.000%, 03/15/35	59,215	68,973
6.000%, 12/15/35	48,100	54,562
6.000%, 06/15/36	51,074	59,435
6.000%, 09/15/36	54,333	62,684
6.000%, 07/15/38	389,752	455,561
6.500%, 05/15/23	279	279
6.500%, 02/15/27	8,245	8,915
6.500%, 07/15/28	4,563	4,971
6.500%, 08/15/28	4,318	4,735
6.500%, 11/15/28	2,230	2,505
6.500%, 12/15/28	4,446	4,757
6.500%, 07/15/29	1,457	1,546
6.500%, 05/15/36	87,618	103,435
7.000%, 01/15/28	676	749
7.000%, 05/15/28	3,352	3,564
7.000%, 06/15/28	4,095	4,592
7.000%, 10/15/28	4,388	4,840
7.000%, 09/15/29	823	832
7.000%, 01/15/31	1,005	1,068
7.000%, 03/15/31	532	586
7.000%, 07/15/31	159,331	184,867
7.000%, 08/15/31	33,813	39,500
7.000%, 07/15/32	11,293	13,274
8.000%, 08/15/26	837	919
8.000%, 09/15/26	1,443	1,575
9.000%, 11/15/24	1	1
Ginnie Mae II 30 Yr. Pool
2.000%, 11/20/50	5,527,381	5,611,731
2.000%, 01/20/51	2,851,532	2,895,047
2.000%, 03/20/51	4,635,751	4,705,579

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
2.000%, 04/20/51	4,868,196	$4,941,525
2.000%, 05/20/51	10,795,918	10,958,535
2.000%, 06/20/51	2,468,513	2,505,696
2.500%, 02/20/50	1,373,971	1,418,083
2.500%, 06/20/50	4,718,593	4,870,085
2.500%, 07/20/50	3,375,055	3,483,412
2.500%, 09/20/50	5,537,561	5,715,345
2.500%, 10/20/50	1,623,522	1,675,645
2.500%, 11/20/50	2,502,277	2,582,613
2.500%, 12/20/50	2,624,802	2,709,071
2.500%, 04/20/51	2,909,301	3,005,840
2.500%, 06/20/51	2,960,956	3,059,209
2.500%, 08/20/51	2,989,096	3,088,283
2.500%, 09/20/51	5,000,000	5,169,132
3.000%, 12/20/42	868,796	926,087
3.000%, 03/20/43	1,504,673	1,623,575
3.000%, 12/20/44	794,721	842,031
3.000%, 04/20/45	733,115	775,113
3.000%, 08/20/45	1,264,059	1,336,473
3.000%, 11/20/45	690,155	729,692
3.000%, 01/20/46	1,163,342	1,229,986
3.000%, 09/20/46	1,312,019	1,381,347
3.000%, 10/20/46	1,337,209	1,407,867
3.000%, 11/20/46	1,400,315	1,474,308
3.000%, 01/20/47	1,434,809	1,510,625
3.000%, 04/20/47	620,461	652,374
3.000%, 02/20/48	943,704	992,243
3.000%, 10/20/49	1,095,547	1,144,881
3.000%, 12/20/49	1,999,244	2,088,756
3.000%, 01/20/50	2,817,749	2,943,181
3.000%, 05/20/50	2,149,057	2,243,382
3.000%, 07/20/50	1,386,127	1,447,004
3.000%, 11/20/50	3,081,608	3,217,275
3.000%, 05/20/51	2,427,695	2,542,756
3.500%, 12/20/41	510,595	554,330
3.500%, 08/20/42	476,864	517,212
3.500%, 01/20/43	668,668	725,246
3.500%, 05/20/43	1,032,326	1,120,362
3.500%, 07/20/44	1,048,866	1,125,853
3.500%, 02/20/45	1,095,057	1,175,434
3.500%, 06/20/45	689,810	736,774
3.500%, 08/20/45	1,627,279	1,738,068
3.500%, 09/20/45	1,856,347	1,982,730
3.500%, 10/20/45	1,080,590	1,154,159
3.500%, 12/20/45	999,896	1,067,971
3.500%, 01/20/46	952,552	1,017,404
3.500%, 02/20/46	785,831	839,332
3.500%, 06/20/46	889,603	947,382
3.500%, 02/20/47	1,384,601	1,474,529
3.500%, 03/20/47	1,200,077	1,272,356
3.500%, 09/20/47	512,279	543,133
3.500%, 10/20/48	246,867	261,329
3.500%, 05/20/49	475,730	501,492
3.500%, 07/20/49	523,744	551,429
3.500%, 09/20/49	1,425,517	1,499,637

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 10/20/49	911,129	958,503
3.500%, 11/20/49	1,268,961	1,334,393
3.500%, 12/20/49	831,029	873,522
3.500%, 02/20/50	1,084,045	1,139,006
3.500%, 06/20/50	1,104,681	1,161,465
3.500%, 02/20/51	1,808,164	1,901,109
4.000%, 11/20/40	456,059	502,498
4.000%, 12/20/40	629,560	693,666
4.000%, 05/20/43	1,259,386	1,395,403
4.000%, 11/20/43	310,424	340,798
4.000%, 04/20/44	441,412	481,564
4.000%, 05/20/44	533,509	582,038
4.000%, 09/20/44	868,270	947,250
4.000%, 10/20/44	1,233,075	1,345,238
4.000%, 11/20/44	234,001	255,287
4.000%, 10/20/45	836,075	909,558
4.000%, 11/20/45	453,623	493,492
4.000%, 02/20/47	958,484	1,037,814
4.000%, 03/20/47	187,512	203,031
4.000%, 04/20/47	776,924	835,316
4.000%, 09/20/47	704,816	756,277
4.000%, 07/20/48	498,824	532,134
4.000%, 08/20/48	357,476	381,228
4.000%, 09/20/48	634,928	676,905
4.000%, 07/20/49	708,610	752,932
4.000%, 05/20/50	990,372	1,052,884
4.500%, 08/20/40	372,553	417,899
4.500%, 12/20/40	272,295	305,438
4.500%, 04/20/41	208,492	233,649
4.500%, 03/20/42	208,776	233,967
4.500%, 10/20/43	271,725	303,138
4.500%, 02/20/44	575,797	642,363
4.500%, 04/20/45	485,289	541,391
4.500%, 03/20/47	479,142	521,275
4.500%, 11/20/47	442,886	479,294
4.500%, 08/20/48	979,801	1,048,532
4.500%, 03/20/49	378,585	404,170
5.000%, 08/20/40	189,214	216,680
5.000%, 10/20/40	215,517	246,801
5.000%, 06/20/44	451,814	517,398
5.000%, 10/20/48	420,790	453,900
5.000%, 01/20/49	308,107	332,351
6.500%, 06/20/31	9,182	10,616
6.500%, 11/20/38	197,336	235,376
7.500%, 02/20/28	929	1,040

		758,302,030

Federal Agencies—1.4%
Federal Farm Credit Banks Funding Corp.
0.125%, 05/10/23	6,000,000	5,991,000
Federal Home Loan Bank
2.875%, 09/13/24	4,600,000	4,914,778
3.250%, 11/16/28 (b)	2,700,000	3,048,111
Federal Home Loan Mortgage Corp.
0.250%, 06/08/22	2,500,000	2,502,550

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
0.250%, 08/24/23	1,500,000	$1,499,295
1.500%, 02/12/25	2,500,000	2,572,125
6.250%, 07/15/32 (b)	1,600,000	2,318,256
6.750%, 03/15/31	900,000	1,306,053
Federal National Mortgage Association
0.750%, 10/08/27	1,500,000	1,457,385
2.125%, 04/24/26	3,500,000	3,687,145
2.625%, 09/06/24 (b)	3,800,000	4,038,298
6.625%, 11/15/30	1,450,000	2,067,845
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,859,696

		37,262,537

U.S. Treasury—38.2%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	7,100,000	6,138,172
1.125%, 08/15/40	3,200,000	2,754,500
1.250%, 05/15/50	6,200,000	5,073,344
1.375%, 11/15/40 (b)	7,500,000	6,739,453
1.375%, 08/15/50 (b)	8,400,000	7,091,437
1.625%, 11/15/50 (b)	6,500,000	5,841,875
1.875%, 02/15/41	5,200,000	5,088,688
1.875%, 02/15/51	6,100,000	5,819,781
2.000%, 02/15/50	8,600,000	8,450,844
2.000%, 08/15/51	4,900,000	4,815,016
2.250%, 05/15/41	3,700,000	3,848,578
2.250%, 08/15/46	3,000,000	3,098,906
2.250%, 08/15/49	10,000,000	10,368,750
2.375%, 05/15/51 (b)	3,600,000	3,843,000
2.500%, 05/15/46	4,800,000	5,195,250
2.750%, 08/15/42	4,820,000	5,424,006
2.750%, 11/15/42	1,200,000	1,349,438
2.750%, 08/15/47	3,000,000	3,406,875
2.750%, 11/15/47	800,000	909,250
2.875%, 05/15/43 (b)	3,260,000	3,740,850
2.875%, 08/15/45 (b)	5,200,000	5,997,063
2.875%, 11/15/46 (b)	4,600,000	5,329,531
2.875%, 05/15/49	2,300,000	2,691,719
3.000%, 11/15/44	2,600,000	3,052,563
3.000%, 05/15/45	3,100,000	3,647,828
3.000%, 02/15/47	3,000,000	3,555,938
3.000%, 05/15/47	5,800,000	6,882,062
3.000%, 08/15/48 (b)	9,700,000	11,561,187
3.000%, 02/15/49	7,300,000	8,729,203
3.125%, 11/15/41	3,000,000	3,573,281
3.125%, 02/15/43	3,270,000	3,896,409
3.125%, 08/15/44	4,700,000	5,623,844
3.375%, 05/15/44	3,000,000	3,728,906
3.375%, 11/15/48	10,000,000	12,743,750
3.500%, 02/15/39	1,872,000	2,332,395
3.625%, 08/15/43	2,600,000	3,337,344
3.625%, 02/15/44	2,420,000	3,114,238
3.750%, 08/15/41	2,800,000	3,628,625
3.750%, 11/15/43	2,600,000	3,401,125
4.250%, 05/15/39 (b)	2,200,000	2,997,500

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.250%, 11/15/40	2,780,000	3,820,763
4.375%, 11/15/39	1,900,000	2,632,391
4.375%, 05/15/40	1,220,000	1,697,706
4.375%, 05/15/41 (b)	1,350,000	1,890,633
4.500%, 02/15/36	600,000	819,563
4.500%, 05/15/38 (b)	2,000,000	2,777,500
4.625%, 02/15/40	1,300,000	1,857,781
5.000%, 05/15/37 (b)	1,560,000	2,260,294
5.250%, 02/15/29 (b)	750,000	956,719
6.250%, 08/15/23	7,700,000	8,557,527
6.250%, 05/15/30	2,500,000	3,485,547
7.125%, 02/15/23 (b)	11,125,000	12,176,226
U.S. Treasury Notes
0.125%, 10/31/22	4,000,000	4,000,781
0.125%, 11/30/22	7,000,000	6,999,727
0.125%, 02/28/23	14,000,000	13,991,250
0.125%, 03/31/23	4,000,000	3,996,563
0.125%, 07/15/23	13,500,000	13,472,578
0.125%, 08/15/23	8,000,000	7,981,250
0.125%, 08/31/23 (b)	7,000,000	6,981,680
0.125%, 09/15/23	12,000,000	11,964,844
0.125%, 10/15/23 (b)	15,000,000	14,948,437
0.250%, 06/15/23 (b)	15,000,000	15,005,859
0.250%, 09/30/23	7,000,000	6,994,532
0.250%, 03/15/24	14,000,000	13,954,062
0.250%, 06/15/24	7,000,000	6,961,172
0.250%, 06/30/25	6,100,000	5,992,297
0.250%, 07/31/25	7,000,000	6,867,109
0.250%, 08/31/25	5,100,000	4,996,805
0.250%, 09/30/25 (b)	13,000,000	12,723,750
0.375%, 04/15/24	4,000,000	3,995,938
0.375%, 07/15/24 (b)	13,000,000	12,963,437
0.375%, 08/15/24	7,000,000	6,975,391
0.375%, 11/30/25	6,100,000	5,984,672
0.375%, 12/31/25	12,200,000	11,956,000
0.375%, 01/31/26	15,200,000	14,874,625
0.375%, 07/31/27	3,100,000	2,967,766
0.375%, 09/30/27	6,300,000	6,013,055
0.500%, 03/31/25	4,000,000	3,978,438
0.500%, 02/28/26 (b)	6,100,000	5,997,539
0.500%, 04/30/27	8,000,000	7,742,500
0.500%, 10/31/27 (b)	13,100,000	12,576,000
0.625%, 07/31/26	6,100,000	6,002,305
0.625%, 11/30/27 (b)	7,000,000	6,762,109
0.625%, 12/31/27	7,200,000	6,948,000
0.625%, 05/15/30	10,000,000	9,337,500
0.625%, 08/15/30 (b)	11,100,000	10,329,937
0.750%, 03/31/26 (b)	13,100,000	13,008,914
0.750%, 01/31/28	13,100,000	12,722,352
0.875%, 06/30/26	6,000,000	5,978,906
0.875%, 11/15/30 (b)	14,200,000	13,481,125
1.000%, 07/31/28 (b)	4,000,000	3,923,125
1.125%, 02/28/25	3,800,000	3,863,531
1.125%, 08/31/28	6,000,000	5,929,688
1.125%, 02/15/31 (b)	11,500,000	11,140,625

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.250%, 07/31/23	8,600,000	$8,758,562
1.250%, 04/30/28	6,000,000	5,998,125
1.250%, 06/30/28	5,900,000	5,888,016
1.250%, 09/30/28	6,000,000	5,974,688
1.500%, 10/31/24 (b)	8,100,000	8,337,937
1.500%, 11/30/24	7,600,000	7,823,250
1.500%, 08/15/26 (b)	5,600,000	5,741,750
1.500%, 01/31/27 (b)	8,000,000	8,190,625
1.500%, 02/15/30	8,300,000	8,355,766
1.625%, 05/31/23	7,900,000	8,084,539
1.625%, 02/15/26 (b)	6,400,000	6,604,500
1.625%, 05/15/26	10,900,000	11,244,883
1.625%, 09/30/26	6,000,000	6,187,500
1.625%, 08/15/29	4,500,000	4,585,078
1.625%, 05/15/31	9,800,000	9,916,375
1.750%, 05/15/23	12,720,000	13,038,497
1.750%, 06/30/24	7,600,000	7,868,375
1.875%, 08/31/24	10,200,000	10,606,406
1.875%, 06/30/26	6,900,000	7,199,719
2.000%, 11/30/22	6,700,000	6,846,301
2.000%, 02/15/23	6,900,000	7,073,848
2.000%, 05/31/24	8,400,000	8,745,844
2.000%, 02/15/25 (b)	7,600,000	7,950,312
2.000%, 08/15/25	5,100,000	5,341,453
2.000%, 11/15/26	7,300,000	7,661,578
2.125%, 12/31/22 (b)	7,200,000	7,377,750
2.125%, 02/29/24	12,000,000	12,504,375
2.125%, 03/31/24	13,100,000	13,659,820
2.125%, 05/15/25 (b)	5,500,000	5,781,875
2.125%, 05/31/26	6,800,000	7,171,875
2.250%, 11/15/24	6,700,000	7,053,320
2.250%, 11/15/25	10,800,000	11,426,062
2.250%, 02/15/27	7,800,000	8,286,891
2.250%, 08/15/27	6,100,000	6,485,062
2.250%, 11/15/27	7,600,000	8,082,125
2.375%, 08/15/24	9,600,000	10,116,750
2.375%, 05/15/27	8,000,000	8,558,125
2.375%, 05/15/29	6,800,000	7,300,437
2.500%, 03/31/23	7,800,000	8,069,648
2.500%, 02/28/26	6,700,000	7,172,141
2.625%, 12/31/23	6,900,000	7,251,469
2.625%, 02/15/29	8,300,000	9,052,187
2.750%, 04/30/23	7,500,000	7,801,172
2.750%, 08/31/23 (b)	4,800,000	5,027,625
2.750%, 11/15/23 (b)	6,335,000	6,662,143
2.750%, 02/15/24	12,400,000	13,100,406
2.750%, 02/28/25	6,900,000	7,394,320
2.750%, 02/15/28 (b)	6,000,000	6,566,719
2.875%, 04/30/25	8,400,000	9,052,312
2.875%, 07/31/25	6,600,000	7,130,578
2.875%, 05/15/28	5,900,000	6,510,281
2.875%, 08/15/28	6,000,000	6,630,000

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.125%, 11/15/28	8,000,000	8,991,250

		1,029,281,993

Total U.S. Treasury & Government Agencies (Cost $1,789,251,879)		1,824,846,560

Corporate Bonds & Notes—27.9%

Aerospace/Defense—0.6%
Boeing Co. (The)
5.150%, 05/01/30	3,800,000	4,461,504
5.930%, 05/01/60	1,100,000	1,502,831
7.250%, 06/15/25	460,000	553,104
Lockheed Martin Corp.
3.550%, 01/15/26	1,000,000	1,098,760
4.090%, 09/15/52	954,000	1,169,003
Northrop Grumman Corp. 3.250%, 01/15/28 (b)	1,100,000	1,188,429
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	742,913
Raytheon Technologies Corp.
3.125%, 05/04/27 (b)	2,000,000	2,170,160
4.500%, 06/01/42	2,645,000	3,252,927
7.500%, 09/15/29 (b)	200,000	276,836

		16,416,467

Agriculture—0.3%
Altria Group, Inc.
4.000%, 01/31/24 (b)	1,000,000	1,075,220
5.950%, 02/14/49 (b)	1,200,000	1,528,080
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	2,000,000	2,148,360
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	4,189,272

		8,940,932

Airlines—0.1%
Southwest Airlines Co. 5.125%, 06/15/27 (b)	1,900,000	2,221,746

Apparel—0.1%
NIKE, Inc. 2.750%, 03/27/27 (b)	2,000,000	2,144,920

Auto Manufacturers—0.4%
American Honda Finance Corp. 2.300%, 09/09/26 (b)	1,100,000	1,151,601
Daimler Finance North America LLC 8.500%, 01/18/31 (b)	1,050,000	1,589,154
General Motors Financial Co., Inc.
1.250%, 01/08/26 (b)	1,200,000	1,185,564
4.350%, 01/17/27 (b)	3,200,000	3,587,808
Toyota Motor Credit Corp. 3.375%, 04/01/30	2,600,000	2,880,670

		10,394,797

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—5.5%
Banco Santander S.A. 4.379%, 04/12/28 (b)	2,200,000	$2,494,404
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (a)	3,000,000	2,900,160
2.687%, SOFR + 1.320%, 04/22/32 (a)	2,000,000	2,041,660
3.300%, 01/11/23	4,075,000	4,229,035
4.100%, 07/24/23 (b)	2,905,000	3,097,892
4.200%, 08/26/24	3,000,000	3,281,280
5.875%, 02/07/42	3,000,000	4,287,000
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (a)(b)	1,800,000	1,980,162
Barclays plc 4.375%, 01/12/26	3,500,000	3,903,760
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)(b)	2,500,000	2,546,800
3.200%, 10/21/26	1,700,000	1,833,127
4.412%, SOFR + 3.914%, 03/31/31 (a)	2,900,000	3,347,412
4.650%, 07/23/48 (b)	2,300,000	2,971,945
Cooperatieve Rabobank UA 5.750%, 12/01/43	1,200,000	1,693,320
Credit Suisse Group AG 4.550%, 04/17/26	2,700,000	3,034,017
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	1,000,000	1,033,020
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	2,032,300
Discover Bank 2.450%, 09/12/24	1,400,000	1,459,486
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,950,371
Goldman Sachs Group, Inc. (The)
3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,654,208
3.850%, 01/26/27	1,900,000	2,087,454
4.000%, 03/03/24	2,000,000	2,155,420
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	1,900,000	2,149,470
6.125%, 02/15/33	2,075,000	2,772,221
HSBC Holdings plc
3.973%, 3M LIBOR + 1.610%, 05/22/30 (a)	3,500,000	3,867,325
6.500%, 09/15/37	2,405,000	3,348,265
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (a)	2,100,000	2,027,298
2.522%, SOFR + 2.040%, 04/22/31 (a)	2,000,000	2,038,920
2.950%, 10/01/26 (b)	2,000,000	2,141,800
3.250%, 09/23/22	2,850,000	2,934,844
3.900%, 07/15/25	4,700,000	5,136,301
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a)	2,400,000	2,791,464
KeyBank N.A. 3.300%, 06/01/25 (b)	3,800,000	4,112,360
KFW
0.250%, 10/19/23	5,000,000	4,991,400
0.500%, 09/20/24 (b)	1,000,000	998,110
1.750%, 09/14/29	2,000,000	2,049,380
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	1,500,000	1,564,230

Banks—(Continued)
Lloyds Banking Group plc
3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)(b)	1,800,000	1,959,912
4.650%, 03/24/26	1,700,000	1,910,766
Mitsubishi UFJ Financial Group, Inc. 3.850%, 03/01/26	1,000,000	1,104,010
Mizuho Financial Group, Inc. 4.018%, 03/05/28 (b)	1,800,000	2,029,302
Morgan Stanley
3.217%, SOFR + 1.485%, 04/22/42 (a)	1,400,000	1,463,756
4.300%, 01/27/45	1,900,000	2,316,803
4.350%, 09/08/26	3,800,000	4,285,032
7.250%, 04/01/32	1,850,000	2,685,386
Natwest Group plc
3.498%, 3M LIBOR + 1.480%, 05/15/23 (a)	1,000,000	1,018,290
3.875%, 09/12/23	1,000,000	1,060,650
Oesterreichische Kontrollbank AG 2.875%, 03/13/23	1,300,000	1,348,724
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,360,842
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26 (b)	4,700,000	4,946,891
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	3,000,000	3,167,520
Truist Financial Corp. 1.267%, SOFR + 0.609%, 03/02/27 (a)(b)	2,000,000	1,991,000
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,248,160
Wells Fargo & Co.
2.879%, SOFR + 1.432%, 10/30/30 (a)	2,400,000	2,510,160
3.000%, 10/23/26	2,000,000	2,142,400
5.013%, SOFR + 4.502%, 04/04/51 (a)	1,000,000	1,346,180
5.606%, 01/15/44	2,200,000	2,994,354
Westpac Banking Corp. 2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,664,113

		148,491,872

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	1,367,174
4.600%, 06/01/60	1,600,000	1,923,984
5.550%, 01/23/49	1,900,000	2,572,391
Coca-Cola Co. (The) 1.650%, 06/01/30 (b)	2,400,000	2,344,104
Constellation Brands, Inc. 3.150%, 08/01/29	1,900,000	2,033,646
Diageo Capital plc 2.375%, 10/24/29	1,400,000	1,442,630
Keurig Dr Pepper, Inc.
4.057%, 05/25/23 (b)	503,000	531,706
4.597%, 05/25/28 (b)	1,200,000	1,392,216
PepsiCo, Inc.
2.750%, 03/19/30 (b)	800,000	853,152
4.450%, 04/14/46	2,300,000	2,919,252

		17,380,255

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.3%
Amgen, Inc.
2.600%, 08/19/26 (b)	1,200,000	$1,267,740
4.663%, 06/15/51	1,000,000	1,262,330
Biogen, Inc. 4.050%, 09/15/25 (b)	1,300,000	1,434,355
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,285,840

		7,250,265

Building Materials—0.1%
Carrier Global Corp. 2.493%, 02/15/27 (b)	2,000,000	2,087,980

Chemicals—0.4%
Dow Chemical Co. (The)
4.375%, 11/15/42	1,000,000	1,179,200
9.400%, 05/15/39	650,000	1,169,896
DuPont de Nemours, Inc. 5.419%, 11/15/48	1,600,000	2,194,528
LyondellBasell Industries NV 4.625%, 02/26/55	1,400,000	1,690,612
Nutrien, Ltd. 4.200%, 04/01/29	2,200,000	2,505,932
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	1,800,000	1,974,330

		10,714,498

Commercial Services—0.3%
Global Payments, Inc. 2.900%, 05/15/30 (b)	900,000	930,033
Massachusetts Institute of Technology 2.294%, 07/01/51 (b)	1,200,000	1,122,528
PayPal Holdings, Inc. 2.850%, 10/01/29	3,000,000	3,195,360
Yale University 2.402%, 04/15/50	2,000,000	1,923,200

		7,171,121

Computers—0.6%
Apple, Inc. 2.400%, 05/03/23	4,072,000	4,205,195
2.550%, 08/20/60	1,000,000	912,120
2.650%, 02/08/51	1,500,000	1,443,315
4.650%, 02/23/46	2,700,000	3,513,402
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (b)	1,800,000	2,176,668
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,583,946
International Business Machines Corp. 3.300%, 05/15/26	1,900,000	2,073,109
4.000%, 06/20/42	1,200,000	1,384,392

		17,292,147

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 3.550%, 03/25/40 (b)	900,000	1,052,721

Cosmetics/Personal Care—(Continued)
Unilever Capital Corp. 2.900%, 05/05/27	1,500,000	1,614,870

		2,667,591

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 07/21/27 (b)	1,900,000	2,016,641
Air Lease Corp.
2.875%, 01/15/26 (b)	900,000	938,988
4.250%, 02/01/24 (b)	900,000	965,259
American Express Credit Corp. 3.300%, 05/03/27 (b)	3,000,000	3,319,830
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	4,073,600
Capital One Financial Corp. 3.800%, 01/31/28	1,800,000	2,001,816
Charles Schwab Corp. (The) 4.625%, 03/22/30	900,000	1,082,943
GE Capital International Funding Co. 4.418%, 11/15/35 (b)	2,700,000	3,245,724
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	986,730
3.750%, 12/01/25 (b)	1,000,000	1,098,960
Mastercard, Inc. 3.350%, 03/26/30 (b)	1,700,000	1,889,890
Nomura Holdings, Inc. 2.679%, 07/16/30 (b)	1,000,000	1,009,750
Visa, Inc. 1.100%, 02/15/31 (b)	3,100,000	2,902,220

		25,532,351

Electric—2.0%
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	1,300,000	1,648,101
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (a)	1,500,000	1,685,205
Commonwealth Edison Co. 3.000%, 03/01/50	900,000	909,450
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (b)	1,000,000	1,190,070
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,452,123
Dominion Energy, Inc.
3.900%, 10/01/25	1,900,000	2,078,372
4.600%, 03/15/49	800,000	1,003,712
DTE Electric Co. 3.700%, 03/15/45	2,000,000	2,267,160
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,663,420
Duke Energy Corp. 2.650%, 09/01/26 (b)	2,300,000	2,428,064
Entergy Louisiana LLC 4.000%, 03/15/33	1,000,000	1,149,590
Evergy, Inc. 2.900%, 09/15/29	1,500,000	1,573,800

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Exelon Corp. 3.400%, 04/15/26	1,000,000	$1,083,550
5.625%, 06/15/35	1,500,000	1,940,460
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,415,241
Georgia Power Co. 4.300%, 03/15/42	2,000,000	2,342,140
Louisville Gas and Electric Co. 4.250%, 04/01/49	800,000	969,344
MidAmerican Energy Co.
3.650%, 04/15/29 (b)	1,700,000	1,902,793
4.250%, 07/15/49 (b)	1,500,000	1,854,585
National Rural Utilities Cooperative Finance Corp. 2.400%, 03/15/30	1,800,000	1,840,824
Northern States Power Co. 6.250%, 06/01/36	2,200,000	3,156,164
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	900,000	944,748
Pacific Gas & Electric Co. 2.500%, 02/01/31	3,000,000	2,853,690
PSEG Power LLC 8.625%, 04/15/31 (b)	1,000,000	1,583,810
Sempra Energy 3.400%, 02/01/28	2,100,000	2,273,628
Southern California Edison Co.
3.650%, 03/01/28 (b)	1,900,000	2,063,438
4.000%, 04/01/47	1,000,000	1,069,760
Southwestern Electric Power Co. 4.100%, 09/15/28 (b)	1,800,000	2,030,274
Union Electric Co. 3.500%, 03/15/29	1,800,000	1,984,266

		54,357,782

Electronics—0.1%
Honeywell International, Inc. 2.500%, 11/01/26 (b)	1,800,000	1,909,800

Environmental Control—0.1%
Waste Management, Inc. 3.150%, 11/15/27 (b)	1,800,000	1,953,864

Food—0.4%
Conagra Brands, Inc. 4.850%, 11/01/28 (b)	1,300,000	1,527,786
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,705,755
Kroger Co. (The) 2.200%, 05/01/30 (b)	1,900,000	1,906,574
Mondelez International, Inc. 3.625%, 02/13/26	900,000	986,211
Sysco Corp. 2.600%, 06/12/22 (b)	2,400,000	2,437,632
Tyson Foods, Inc. 3.550%, 06/02/27 (b)	1,200,000	1,324,572

		9,888,530

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24 (b)	1,800,000	2,098,926
International Paper Co. 4.400%, 08/15/47	800,000	974,400

		3,073,326

Gas—0.1%
Atmos Energy Corp. 1.500%, 01/15/31	1,100,000	1,034,808
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,871,160

		2,905,968

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (a)(b)	2,500,000	2,677,400

Healthcare-Products—0.3%
Abbott Laboratories 4.750%, 11/30/36	1,300,000	1,655,004
Boston Scientific Corp. 1.900%, 06/01/25	1,900,000	1,947,766
DH Europe Finance II Sarl 3.250%, 11/15/39 (b)	900,000	961,335
Medtronic, Inc. 4.625%, 03/15/45	933,000	1,216,996
Stryker Corp. 1.150%, 06/15/25	1,000,000	1,008,120
Thermo Fisher Scientific, Inc. 4.497%, 03/25/30	900,000	1,063,683

		7,852,904

Healthcare-Services—0.6%
Aetna, Inc. 2.750%, 11/15/22	1,000,000	1,020,620
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,409,606
CommonSpirit Health 3.910%, 10/01/50	1,500,000	1,639,110
HCA, Inc. 4.125%, 06/15/29 (b)	1,800,000	2,010,834
Humana, Inc. 4.875%, 04/01/30	800,000	952,232
Kaiser Foundation Hospitals 3.002%, 06/01/51	1,000,000	1,021,350
Laboratory Corp. of America Holdings 3.600%, 02/01/25	1,800,000	1,934,676
UnitedHealth Group, Inc.
3.500%, 08/15/39	900,000	994,005
3.750%, 07/15/25 (b)	3,600,000	3,969,540
4.250%, 06/15/48	1,000,000	1,228,710

		17,180,683

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27 (b)	1,300,000	$1,505,985

Household Products/Wares—0.0%
Kimberly-Clark Corp. 3.100%, 03/26/30 (b)	1,100,000	1,204,610

Insurance—0.8%
American International Group, Inc.
3.400%, 06/30/30	1,800,000	1,965,978
4.500%, 07/16/44	1,100,000	1,343,089
AXA S.A. 8.600%, 12/15/30	1,165,000	1,740,091
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	2,700,000	3,300,831
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	1,500,000	1,626,960
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,246,923
Chubb INA Holdings, Inc. 3.350%, 05/15/24 (b)	2,000,000	2,140,260
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	1,101,922
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26 (b)	2,000,000	2,201,220
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	1,075,170
Prudential Financial, Inc.
2.100%, 03/10/30 (b)	2,000,000	2,022,560
5.700%, 12/14/36	1,525,000	2,064,255

		21,829,259

Internet—0.4%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47	1,400,000	1,543,444
Alphabet, Inc. 2.050%, 08/15/50	1,100,000	961,026
Amazon.com, Inc.
3.100%, 05/12/51	1,000,000	1,052,440
3.800%, 12/05/24	1,800,000	1,964,430
3.875%, 08/22/37	1,900,000	2,236,414
eBay, Inc. 3.600%, 06/05/27 (b)	1,500,000	1,657,260

		9,415,014

Investment Companies—0.0%
Ares Capital Corp. 4.250%, 03/01/25	900,000	966,825

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	528,000	705,952

Lodging—0.0%
Sands China, Ltd. 5.400%, 08/08/28 (b)	900,000	995,085

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 3.750%, 11/24/23	1,000,000	1,072,290
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,758,945

		2,831,235

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22 (b)	1,950,000	1,970,475

Media—1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 04/01/51	1,000,000	968,150
3.850%, 04/01/61	3,300,000	3,145,461
6.484%, 10/23/45	900,000	1,221,606
Comcast Corp.
3.150%, 03/01/26 (b)	2,000,000	2,161,080
3.969%, 11/01/47	2,900,000	3,306,145
4.650%, 07/15/42	1,670,000	2,075,376
5.650%, 06/15/35	1,500,000	2,006,790
Discovery Communications LLC 4.000%, 09/15/55 (b)	2,481,000	2,594,928
Fox Corp. 5.576%, 01/25/49 (b)	1,000,000	1,347,830
Time Warner Cable LLC 6.550%, 05/01/37	100,000	135,197
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	421,948
TWDC Enterprises 18 Corp. 2.950%, 06/15/27 (b)	2,000,000	2,181,800
ViacomCBS, Inc. 4.375%, 03/15/43	1,500,000	1,717,905
Walt Disney Co. (The)
3.500%, 05/13/40	900,000	992,565
6.550%, 03/15/33	1,950,000	2,739,087

		27,015,868

Mining—0.2%
Newmont Corp. 6.250%, 10/01/39	1,800,000	2,546,280
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,424,697

		4,970,977

Miscellaneous Manufacturing—0.4%
3M Co. 3.625%, 10/15/47	1,000,000	1,127,560
4.000%, 09/14/48	900,000	1,073,646
General Electric Co.
3.375%, 03/11/24 (b)	2,900,000	3,084,672
6.750%, 03/15/32	1,250,000	1,715,000
7.500%, 08/21/35	100,000	145,294

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Parker-Hannifin Corp. 3.250%, 06/14/29 (b)	1,900,000	$2,043,317
Trane Technologies Luxembourg Finance S.A. 3.800%, 03/21/29 (b)	1,000,000	1,117,440

		10,306,929

Multi-National—1.4%
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,992,160
1.750%, 09/19/29	900,000	921,033
2.625%, 01/30/24	3,700,000	3,888,330
Asian Infrastructure Investment Bank (The) 0.500%, 05/28/25 (b)	1,000,000	990,710
European Bank for Reconstruction & Development 0.500%, 05/19/25 (b)	2,000,000	1,983,700
European Investment Bank
0.375%, 03/26/26 (b)	2,000,000	1,950,400
1.875%, 02/10/25	2,500,000	2,600,625
2.500%, 10/15/24 (b)	3,800,000	4,018,880
4.875%, 02/15/36	1,100,000	1,512,885
Inter-American Development Bank
2.125%, 01/15/25	4,000,000	4,190,000
2.250%, 06/18/29	1,400,000	1,485,442
2.375%, 07/07/27	1,500,000	1,600,485
7.000%, 06/15/25	200,000	244,374
International Bank for Reconstruction & Development
0.500%, 10/28/25	2,000,000	1,974,260
2.125%, 03/03/25	3,000,000	3,147,000
2.500%, 07/29/25	2,000,000	2,129,740
7.625%, 01/19/23	2,970,000	3,254,288

		37,884,312

Oil & Gas—1.2%
BP Capital Markets America, Inc. 3.000%, 02/24/50	1,000,000	962,920
BP Capital Markets plc 3.814%, 02/10/24	2,800,000	3,005,604
Burlington Resources LLC 5.950%, 10/15/36	1,550,000	2,127,328
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,397,600
Chevron Corp. 3.191%, 06/24/23 (b)	2,025,000	2,110,658
Chevron USA, Inc. 4.200%, 10/15/49	1,000,000	1,216,360
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	937,832
Equinor ASA 3.250%, 11/10/24	2,100,000	2,256,912
Exxon Mobil Corp.
3.176%, 03/15/24 (b)	1,900,000	2,011,739
4.114%, 03/01/46 (b)	1,600,000	1,876,752
Marathon Oil Corp. 6.600%, 10/01/37 (b)	1,000,000	1,326,920

Oil & Gas—(Continued)
Marathon Petroleum Corp. 4.700%, 05/01/25	1,600,000	1,785,888
Phillips 66 4.875%, 11/15/44 (b)	1,000,000	1,258,480
Shell International Finance B.V.
2.375%, 11/07/29	3,000,000	3,111,780
3.250%, 04/06/50 (b)	900,000	957,879
TotalEnergies Capital International S.A.
2.700%, 01/25/23 (b)	1,500,000	1,546,575
3.127%, 05/29/50 (b)	900,000	906,183
Valero Energy Corp. 3.400%, 09/15/26 (b)	1,000,000	1,076,480

		30,873,890

Oil & Gas Services—0.1%
Halliburton Co.
3.500%, 08/01/23 (b)	209,000	218,917
5.000%, 11/15/45 (b)	2,400,000	2,872,920

		3,091,837

Pharmaceuticals—1.8%
AbbVie, Inc.
3.800%, 03/15/25 (b)	2,400,000	2,607,192
4.050%, 11/21/39	2,300,000	2,642,033
4.400%, 11/06/42	3,200,000	3,820,896
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,424,280
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	2,490,420
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	1,108,240
4.625%, 05/15/44	2,000,000	2,576,340
Cardinal Health, Inc. 3.410%, 06/15/27 (b)	1,800,000	1,960,416
Cigna Corp.
2.375%, 03/15/31 (b)	1,500,000	1,514,355
4.500%, 02/25/26	1,200,000	1,352,268
6.125%, 11/15/41	313,000	441,067
CVS Health Corp. 4.300%, 03/25/28	544,000	620,313
4.780%, 03/25/38	2,500,000	3,060,050
5.050%, 03/25/48	1,500,000	1,934,400
5.125%, 07/20/45	1,900,000	2,447,333
Eli Lilly and Co. 2.250%, 05/15/50 (b)	1,100,000	995,500
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	2,000,000	2,264,120
Johnson & Johnson
3.700%, 03/01/46	2,000,000	2,345,000
5.950%, 08/15/37	910,000	1,318,599
Merck & Co., Inc.
2.400%, 09/15/22	1,000,000	1,015,670
6.550%, 09/15/37	1,000,000	1,495,550
Merck Sharp & Dohme Corp. 5.950%, 12/01/28 (b)	300,000	382,623

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Novartis Capital Corp. 2.200%, 08/14/30	1,900,000	$1,949,248
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	2,000,000	2,159,680
Utah Acquisition Sub, Inc. 3.950%, 06/15/26 (b)	1,800,000	1,982,520
Wyeth LLC 5.950%, 04/01/37	1,800,000	2,532,384

		48,440,497

Pipelines—1.0%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	322,612
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,495,810
Energy Transfer L.P. 5.150%, 03/15/45	2,600,000	2,976,090
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	1,063,524
3.950%, 02/15/27 (b)	3,800,000	4,232,744
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,716,140
MPLX L.P. 5.200%, 03/01/47	1,000,000	1,213,890
ONEOK, Inc. 3.100%, 03/15/30 (b)	2,100,000	2,188,536
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,600,000	1,881,568
Tennessee Gas Pipeline Co. LLC 7.625%, 04/01/37	640,000	924,839
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,454,048
Williams Cos., Inc. (The) 3.750%, 06/15/27 (b)	2,500,000	2,756,050

		26,225,851

Real Estate Investment Trusts—1.0%
Alexandria Real Estate Equities, Inc. 3.375%, 08/15/31	1,000,000	1,089,240
American Tower Corp. 3.000%, 06/15/23	2,100,000	2,187,570
AvalonBay Communities, Inc. 2.300%, 03/01/30	2,000,000	2,032,240
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,054,755
Brixmor Operating Partnership L.P. 4.050%, 07/01/30	900,000	1,002,285
Crown Castle International Corp. 3.800%, 02/15/28	1,500,000	1,651,035
Digital Realty Trust L.P. 3.700%, 08/15/27	3,500,000	3,887,660
Equinix, Inc. 3.200%, 11/18/29	700,000	742,357
ERP Operating L.P. 3.000%, 07/01/29 (b)	1,000,000	1,067,700

Real Estate Investment Trusts—(Continued)
Essex Portfolio L.P. 3.000%, 01/15/30	1,000,000	1,052,120
Healthpeak Properties, Inc. 3.500%, 07/15/29 (b)	900,000	985,248
National Retail Properties, Inc. 2.500%, 04/15/30	1,000,000	1,012,720
Simon Property Group L.P. 3.300%, 01/15/26 (b)	3,800,000	4,114,602
Welltower, Inc. 4.000%, 06/01/25 (b)	1,500,000	1,640,805

		25,520,337

Retail—0.7%
Home Depot, Inc. (The)
3.000%, 04/01/26	1,800,000	1,942,182
4.250%, 04/01/46	2,000,000	2,456,680
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,715,415
McDonald’s Corp.
3.700%, 01/30/26	1,000,000	1,099,630
4.875%, 12/09/45	1,500,000	1,916,520
Starbucks Corp. 3.550%, 08/15/29	1,000,000	1,106,370
Target Corp.
2.650%, 09/15/30 (b)	1,400,000	1,483,748
4.000%, 07/01/42 (b)	1,000,000	1,219,200
Walmart, Inc.
2.550%, 04/11/23 (b)	4,000,000	4,117,120
4.050%, 06/29/48	900,000	1,128,465
5.250%, 09/01/35	935,000	1,281,763

		19,467,093

Semiconductors—0.6%
Broadcom, Inc.
3.137%, 11/15/35	3,600,000	3,571,344
4.300%, 11/15/32 (b)	1,700,000	1,902,861
Intel Corp.
2.700%, 12/15/22 (b)	2,000,000	2,057,280
3.734%, 12/08/47	1,000,000	1,115,710
4.750%, 03/25/50 (b)	1,800,000	2,362,446
QUALCOMM, Inc. 1.650%, 05/20/32	4,533,000	4,314,555

		15,324,196

Software—0.9%
Fidelity National Information Services, Inc. 1.150%, 03/01/26 (b)	1,000,000	991,460
Fiserv, Inc. 2.750%, 07/01/24 (b)	2,000,000	2,105,960
Microsoft Corp.
3.125%, 11/03/25 (b)	5,100,000	5,526,462
4.250%, 02/06/47 (b)	3,000,000	3,827,850
Oracle Corp.
2.500%, 10/15/22	2,100,000	2,147,628
2.875%, 03/25/31 (b)	3,000,000	3,091,560

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
2.950%, 11/15/24 (b)	2,300,000	$2,440,967
2.950%, 04/01/30 (b)	1,200,000	1,255,224
3.850%, 04/01/60	2,100,000	2,138,577
Salesforce.com, Inc. 2.900%, 07/15/51	1,000,000	1,000,680

		24,526,368

Telecommunications—1.4%
America Movil S.A.B. de C.V. 2.875%, 05/07/30 (b)	1,900,000	1,976,627
AT&T, Inc.
3.500%, 09/15/53	1,221,000	1,208,985
3.650%, 09/15/59	2,686,000	2,658,630
4.100%, 02/15/28 (b)	2,687,000	3,033,462
4.125%, 02/17/26 (b)	3,000,000	3,347,430
5.150%, 11/15/46 (b)	1,308,000	1,658,465
7.125%, 12/15/31	100,000	135,453
Cisco Systems, Inc. 5.500%, 01/15/40 (b)	2,000,000	2,795,880
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,485,010
Orange S.A. 5.500%, 02/06/44	1,000,000	1,370,810
T-Mobile USA, Inc. 2.550%, 02/15/31	3,700,000	3,715,429
Telefonica Emisiones S.A. 4.103%, 03/08/27	1,900,000	2,134,232
Verizon Communications, Inc.
2.875%, 11/20/50	1,900,000	1,767,304
3.376%, 02/15/25	2,078,000	2,244,614
3.550%, 03/22/51	2,000,000	2,105,820
4.812%, 03/15/39	1,927,000	2,392,660
5.012%, 04/15/49	1,000,000	1,309,730
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,976,654

		38,317,195

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	1,900,000	2,278,822
CSX Corp. 6.150%, 05/01/37	1,600,000	2,234,704
FedEx Corp.
4.250%, 05/15/30 (b)	1,800,000	2,062,026
4.550%, 04/01/46	1,000,000	1,191,880
Norfolk Southern Corp.
2.550%, 11/01/29 (b)	1,900,000	1,972,713
5.590%, 05/17/25	28,000	32,261
Union Pacific Corp.
2.891%, 04/06/36 (144A) (b)	1,200,000	1,245,060
3.250%, 02/05/50	1,300,000	1,365,026
United Parcel Service, Inc. 4.450%, 04/01/30 (b)	1,600,000	1,905,632

		14,288,124

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28 (b)	900,000	1,009,215

Total Corporate Bonds & Notes (Cost $705,850,799)		749,194,328

Foreign Government—1.6%

Provincial—0.3%
Province of Alberta Canada 1.000%, 05/20/25 (b)	1,500,000	1,509,420
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	2,007,745
Province of Ontario Canada 3.050%, 01/29/24 (b)	1,900,000	2,012,138
Province of Quebec Canada
2.500%, 04/20/26 (b)	2,000,000	2,131,080
7.500%, 07/15/23 (b)	350,000	393,547

		8,053,930

Sovereign—1.3%
Canada Government International Bond 1.625%, 01/22/25	1,000,000	1,032,120
Chile Government International Bond 3.500%, 01/25/50 (b)	1,000,000	1,001,950
Export Development Canada 2.000%, 05/17/22 (b)	1,000,000	1,011,570
Export-Import Bank of Korea 2.875%, 01/21/25 (b)	2,400,000	2,541,960
Indonesia Government International Bond 3.850%, 10/15/30 (b)	1,700,000	1,900,702
Israel Government International Bond 4.125%, 01/17/48	1,500,000	1,808,205
Italy Government International Bond 2.875%, 10/17/29	2,000,000	2,074,400
Japan Bank for International Cooperation 2.500%, 05/23/24 (b)	3,900,000	4,091,412
Mexico Government International Bonds
4.750%, 03/08/44	900,000	961,371
5.750%, 10/12/10	2,000,000	2,278,600
6.750%, 09/27/34 (b)	1,050,000	1,383,365
8.000%, 09/24/22 (b)	2,200,000	2,365,946
Panama Government International Bonds
3.875%, 03/17/28 (b)	900,000	977,778
4.500%, 05/15/47	1,400,000	1,533,322
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,237,234
Philippine Government International Bonds
3.950%, 01/20/40	2,100,000	2,292,297
5.000%, 01/13/37	1,740,000	2,149,874
Poland Government International Bond 3.250%, 04/06/26	1,000,000	1,096,830
Svensk Exportkredit AB 0.625%, 05/14/25 (b)	1,000,000	993,790

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bond 4.375%, 10/27/27	1,900,000	$2,189,256

		35,921,982

Total Foreign Government (Cost $42,228,855)		43,975,912

Mortgage-Backed Securities—1.2%

Commercial Mortgage-Backed Securities—1.2%
BANK
2.758%, 09/15/62	455,000	477,536
4.407%, 11/15/61 (a)	881,000	1,019,673
Benchmark Mortgage Trust 3.049%, 12/15/62	1,430,000	1,534,320
CD Commercial Mortgage Trust 3.631%, 02/10/50	950,000	1,043,791
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	1,849,834	2,007,138
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.765%, 02/10/49	1,539,000	1,685,813
3.838%, 09/10/47	1,000,000	1,076,021
3.902%, 07/10/50	1,835,000	1,999,563
GS Mortgage Securities Trust
3.382%, 05/10/50	1,835,000	1,971,473
4.243%, 08/10/46	966,000	1,023,440
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	3,900,000	4,188,160
3.801%, 08/15/48	1,527,660	1,655,259
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	3,850,000	4,171,316
3.635%, 10/15/48	1,547,000	1,683,629
3.732%, 05/15/48	3,750,000	4,084,811
UBS Commercial Mortgage Trust 3.035%, 12/15/52	2,250,000	2,419,601
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,090,700

Total Mortgage-Backed Securities (Cost $32,120,597)		33,132,244

Municipals—0.6%
Chicago O’Hare International Airport 4.572%, 01/01/54	395,000	531,664
Grand Parkway Transportation Corp. 3.236%, 10/01/52	1,000,000	1,033,483
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	932,696
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,947,000	2,923,387
New Jersey Turnpike Authority 7.414%, 01/01/40	1,700,000	2,775,218
New York City Water & Sewer System 5.440%, 06/15/43	300,000	436,575
Oregon School Boards Association 5.680%, 06/30/28	1,900,000	2,303,865
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	2,019,733
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	1,022,624
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	1,200,000	1,896,611
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,433,622

Total Municipals (Cost $14,984,386)		17,309,478

Asset-Backed Securities—0.3%

Asset-Backed - Automobile—0.2%
Carmax Auto Owner Trust 2.030%, 06/16/25	903,000	930,227
Ford Credit Auto Owner Trust 3.160%, 10/15/23	953,941	960,976
GM Financial Consumer Automobile Receivables Trust 2.210%, 11/18/24	1,000,000	1,023,227
Honda Auto Receivables Owner Trust 1.090%, 10/15/26	1,500,000	1,518,750

		4,433,180

Asset-Backed - Credit Card—0.1%
Capital One Multi-Asset Execution Trust 2.060%, 08/15/28	1,865,000	1,948,864

Asset-Backed - Other—0.0%
CNH Equipment Trust 1.160%, 06/16/25	300,000	302,476
John Deere Owner Trust
0.510%, 11/15/24	150,000	150,316
3.000%, 01/15/26	350,000	357,573

		810,365

Total Asset-Backed Securities (Cost $7,252,413)		7,192,409

Short-Term Investment—0.8%

U.S. Treasury—0.8%
U.S. Treasury Bill 0.037%, 02/24/22 (c)	20,500,000	20,496,051

Total Short-Term Investments (Cost $20,496,984)		20,496,051

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—12.4%

Security Description	Principal Amount*	Value

Certificates of Deposit—4.8%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (a)	3,000,000	$2,999,946
Bank of Nova Scotia 0.175%, 3M LIBOR + 0.050%, 11/08/21 (a)	5,000,000	5,000,355
Barclays Bank plc 0.180%, 04/07/22	10,000,000	10,005,770
Cooperatieve Rabobank UA
0.159%, 3M LIBOR + 0.040%, 01/11/22 (a)	5,000,000	5,000,700
0.170%, 03/18/22	10,000,000	10,000,000
Credit Industriel et Commercial
Zero Coupon, 10/12/21	10,000,000	9,999,600
Goldman Sachs Bank USA 0.170%, 02/04/22	10,000,000	10,000,700
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	3,000,000	2,999,520
Mizuho Bank, Ltd. 0.160%, 03/25/22	15,000,000	14,999,265
MUFG Bank Ltd. 0.150%, 01/11/22	5,000,000	5,000,140
National Australia Bank, Ltd. 0.160%, 03/02/22	5,000,000	4,999,750
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (a)	4,000,000	4,000,612
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (a)	4,000,000	4,000,216
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (a)	3,000,000	3,000,033
Societe Generale
0.140%, 01/05/22	5,000,000	5,000,000
0.150%, 03/15/22	3,000,000	2,999,862
Standard Chartered Bank (NY) 0.170%, 03/28/22	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (a)	10,000,000	10,000,240
0.150%, SOFR + 0.100%, 03/15/22 (a)	5,000,000	4,999,565
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 10/15/21	3,000,000	2,999,850
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	3,000,000	2,998,320
Zero Coupon, 03/21/22	5,000,000	4,995,900
0.060%, 10/05/21	2,000,000	1,999,988

		130,000,332

Commercial Paper—0.7%
Antalis S.A. 0.130%, 10/15/21	4,000,000	3,999,784
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (a)	5,000,000	5,000,305
UBS AG 0.240%, 03/30/22	10,000,000	9,990,725

		18,990,814

Master Demand Notes—0.2%
Natixis Financial Products LLC 0. 420%, OBFR + 0.350%, 11/04/21 (a)	5,000,000	5,000,000

Repurchase Agreements—3.9%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $5,000,026; collateralized by various Common Stock with an aggregate market value of $5,556,171.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $8,002,722; collateralized by various Common Stock with an aggregate market value of $8,890,704.	8,000,000	8,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $10,895,608; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $11,113,508.	10,895,595	10,895,595
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $2,083,448.	2,000,000	2,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $10,200,014.	10,000,000	10,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $7,002,858; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	7,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $3,000,013; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $3,060,013.	3,000,000	3,000,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $2,002,217; collateralized by various Common Stock with an aggregate market value of $2,200,031.	2,000,000	2,000,000

BHFTII-175

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $10,000,389; collateralized by various Common Stock with an aggregate market value of $11,112,600.	10,000,000	$10,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,800,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,998,056.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,888,051.	1,700,000	1,700,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $4,400,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $4,488,225.	4,400,000	4,400,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $15,000,071; collateralized by various Common Stock with an aggregate market value of $16,666,997.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $12,764,724; collateralized by various Common Stock with an aggregate market value of $14,182,756.	12,764,228	12,764,228

		103,559,823

Time Deposits—1.5%
ABN AMRO Bank NV 0.070%, 10/01/21	5,000,000	5,000,000
DZ Bank AG 0.040%, 10/01/21	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	4,300,000	4,300,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (a)	10,000,000	10,000,000
Svenska Handelsbanken (NY) 0.030%, 10/01/21	5,000,000	5,000,000

		39,300,000

Mutual Funds—1.3%
AB Government Money Market Portfolio, Institutional Class 0.010% (e)	5,000,000	5,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	20,000,000	20,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	5,000,000	5,000,000

		35,000,000

Total Securities Lending Reinvestments (Cost $331,840,571)		331,850,969

Total Investments— 112.6% (Cost $2,944,026,484)		3,027,997,951
Other assets and liabilities (net) — (12.6)%		(337,706,030)

Net Assets—100.0%		$2,690,291,921

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $327,697,670 and the collateral received consisted of cash in the amount of $331,826,320 and non-cash collateral with a value of $12,476,087. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $1,245,060, which is 0.0% of net assets.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities

BHFTII-176

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,824,846,560	$—	$1,824,846,560
Total Corporate Bonds & Notes*	—	749,194,328	—	749,194,328
Total Foreign Government*	—	43,975,912	—	43,975,912
Total Mortgage-Backed Securities*	—	33,132,244	—	33,132,244
Total Municipals*	—	17,309,478	—	17,309,478
Total Asset-Backed Securities*	—	7,192,409	—	7,192,409
Total Short-Term Investment*	—	20,496,051	—	20,496,051
Securities Lending Reinvestments
Certificates of Deposit	—	130,000,332	—	130,000,332
Commercial Paper	—	18,990,814	—	18,990,814
Master Demand Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	103,559,823	—	103,559,823
Time Deposits	—	39,300,000	—	39,300,000
Mutual Funds	35,000,000	—	—	35,000,000
Total Securities Lending Reinvestments	35,000,000	296,850,969	—	331,850,969
Total Investments	$35,000,000	$2,992,997,951	$—	$3,027,997,951

Collateral for Securities Loaned (Liability)	$—	$(331,826,320)	$—	$(331,826,320)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Axon Enterprise, Inc. (a)	31,552	$5,522,231
Curtiss-Wright Corp.	19,641	2,478,301
Hexcel Corp. (a) (b)	40,281	2,392,289
Mercury Systems, Inc. (a)	26,980	1,279,392

		11,672,213

Air Freight & Logistics—0.3%
GXO Logistics, Inc. (a)	47,358	3,714,762

Airlines—0.2%
JetBlue Airways Corp. (a) (c)	152,780	2,336,006

Auto Components—1.6%
Adient plc (a)	45,263	1,876,151
Dana, Inc.	69,769	1,551,663
Fox Factory Holding Corp. (a)	20,227	2,923,611
Gentex Corp.	114,795	3,785,939
Goodyear Tire & Rubber Co. (The) (a)	134,985	2,389,234
Lear Corp.	28,700	4,490,976
Visteon Corp. (a)	13,444	1,268,979

		18,286,553

Automobiles—0.5%
Harley-Davidson, Inc.	73,909	2,705,809
Thor Industries, Inc. (b)	26,598	3,265,170

		5,970,979

Banks—6.7%
Associated Banc-Corp.	73,486	1,574,070
BancorpSouth Bank	52,172	1,553,682
Bank of Hawaii Corp.	19,446	1,597,878
Bank OZK	58,531	2,515,662
Cathay General Bancorp	37,549	1,554,153
CIT Group, Inc.	47,629	2,474,327
Commerce Bancshares, Inc. (b)	51,063	3,558,070
Cullen/Frost Bankers, Inc. (b)	27,214	3,228,125
East West Bancorp, Inc.	68,159	5,285,049
First Financial Bankshares, Inc.	61,551	2,828,268
First Horizon National Corp. (b)	263,904	4,298,996
FNB Corp.	153,499	1,783,658
Fulton Financial Corp. (b)	78,342	1,197,066
Glacier Bancorp, Inc.	52,052	2,881,078
Hancock Whitney Corp.	41,724	1,966,035
Home BancShares, Inc.	72,523	1,706,466
International Bancshares Corp.	25,573	1,064,860
PacWest Bancorp	56,310	2,551,969
Pinnacle Financial Partners, Inc.	36,563	3,439,847
Prosperity Bancshares, Inc.	44,644	3,175,528
Signature Bank	29,131	7,931,789
Sterling Bancorp	92,572	2,310,597
Synovus Financial Corp.	70,354	3,087,837
Texas Capital Bancshares, Inc. (a)	24,307	1,458,906
UMB Financial Corp.	20,672	1,999,189
Umpqua Holdings Corp.	105,753	2,141,498
United Bankshares, Inc. (b)	62,070	2,258,107
Valley National Bancorp	195,338	2,599,949

Banks—(Continued)
Webster Financial Corp.	43,521	2,370,154
Wintrust Financial Corp.	27,403	2,202,379

		78,595,192

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	4,510	2,298,972

Biotechnology—1.6%
Arrowhead Pharmaceuticals, Inc. (a)	50,087	3,126,931
Emergent BioSolutions, Inc. (a) (b)	22,960	1,149,607
Exelixis, Inc. (a)	151,352	3,199,581
Halozyme Therapeutics, Inc. (a)	68,379	2,781,658
Neurocrine Biosciences, Inc. (a)	45,469	4,360,932
United Therapeutics Corp. (a)	21,567	3,980,837

		18,599,546

Building Products—2.3%
Builders FirstSource, Inc. (a)	99,544	5,150,407
Carlisle Cos., Inc.	25,042	4,978,099
Lennox International, Inc.	16,427	4,832,331
Owens Corning	49,545	4,236,097
Simpson Manufacturing Co., Inc. (b)	20,869	2,232,357
Trex Co., Inc. (a)	55,413	5,648,247

		27,077,538

Capital Markets—2.6%
Affiliated Managers Group, Inc.	19,796	2,990,978
Evercore, Inc. - Class A	19,052	2,546,681
FactSet Research Systems, Inc.	18,150	7,165,257
Federated Hermes, Inc.	46,866	1,523,145
Interactive Brokers Group, Inc. - Class A	41,962	2,615,911
Janus Henderson Group plc	82,798	3,422,041
Jefferies Financial Group, Inc.	94,943	3,525,234
SEI Investments Co.	51,508	3,054,424
Stifel Financial Corp.	50,341	3,421,174

		30,264,845

Chemicals—2.3%
Ashland Global Holdings, Inc.	27,134	2,418,182
Avient Corp.	43,859	2,032,865
Cabot Corp.	27,250	1,365,770
Chemours Co. (The)	79,346	2,305,795
Ingevity Corp. (a)	18,986	1,355,031
Minerals Technologies, Inc. (b)	16,138	1,127,078
NewMarket Corp.	3,465	1,173,838
Olin Corp.	69,378	3,347,488
RPM International, Inc.	62,344	4,841,011
Scotts Miracle-Gro Co. (The)	19,569	2,864,119
Sensient Technologies Corp.	20,252	1,844,552
Valvoline, Inc.	86,839	2,707,640

		27,383,369

Commercial Services & Supplies—1.7%
Brink’s Co. (The) (b)	23,920	1,514,136
Clean Harbors, Inc. (a)	24,045	2,497,554

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Herman Miller, Inc.	36,180	$1,362,539
IAA, Inc. (a)	64,757	3,533,790
KAR Auction Services, Inc. (a) (b)	57,257	938,442
MSA Safety, Inc. (b)	17,509	2,551,061
Stericycle, Inc. (a) (b)	44,127	2,999,312
Tetra Tech, Inc.	25,976	3,879,256

		19,276,090

Communications Equipment—0.8%
Ciena Corp. (a)	74,351	3,817,924
Lumentum Holdings, Inc. (a) (b)	36,463	3,046,119
NetScout Systems, Inc. (a)	35,591	959,177
ViaSat, Inc. (a) (b)	35,226	1,939,896

		9,763,116

Construction & Engineering—1.2%
AECOM (a)	69,208	4,370,485
Dycom Industries, Inc. (a)	14,786	1,053,355
EMCOR Group, Inc.	25,824	2,979,573
Fluor Corp. (a)	67,937	1,084,954
MasTec, Inc. (a)	27,490	2,371,837
Valmont Industries, Inc.	10,191	2,396,108

		14,256,312

Construction Materials—0.2%
Eagle Materials, Inc.	20,121	2,639,070

Consumer Finance—0.7%
FirstCash, Inc. (b)	19,433	1,700,388
LendingTree, Inc. (a)	5,501	769,205
Navient Corp. (b)	80,631	1,590,850
PROG Holdings, Inc. (a)	31,947	1,342,093
SLM Corp.	146,912	2,585,651

		7,988,187

Containers & Packaging—0.8%
AptarGroup, Inc.	31,687	3,781,843
Greif, Inc. - Class A	12,755	823,973
Silgan Holdings, Inc.	40,311	1,546,330
Sonoco Products Co. (b)	47,236	2,814,321

		8,966,467

Diversified Consumer Services—0.9%
Graham Holdings Co. - Class B	1,940	1,142,970
Grand Canyon Education, Inc. (a) (b)	21,708	1,909,436
H&R Block, Inc. (b)	85,539	2,138,475
Service Corp. International	80,506	4,851,292

		10,042,173

Diversified Telecommunication Services—0.2%
Iridium Communications, Inc. (a)	63,382	2,525,773

Electric Utilities—1.0%
ALLETE, Inc.	25,110	1,494,547

Electric Utilities—(Continued)
Hawaiian Electric Industries, Inc.	52,514	2,144,147
IDACORP, Inc.	24,268	2,508,826
OGE Energy Corp.	96,165	3,169,598
PNM Resources, Inc.	41,235	2,040,308

		11,357,426

Electrical Equipment—1.6%
Acuity Brands, Inc.	17,155	2,974,162
EnerSys	20,422	1,520,214
Hubbell, Inc.	26,125	4,720,004
nVent Electric plc	80,760	2,610,971
Regal-Beloit Corp. (b)	19,551	2,939,297
Sunrun, Inc. (a) (b)	98,932	4,353,008

		19,117,656

Electronic Equipment, Instruments & Components—3.0%
Arrow Electronics, Inc. (a)	34,503	3,874,342
Avnet, Inc.	47,802	1,767,240
Belden, Inc.	21,547	1,255,328
Cognex Corp.	84,892	6,810,036
Coherent, Inc. (a)	11,787	2,947,811
II-VI, Inc. (a) (b)	50,387	2,990,972
Jabil, Inc.	70,058	4,089,285
Littelfuse, Inc.	11,827	3,231,964
National Instruments Corp.	63,885	2,506,209
SYNNEX Corp.	19,960	2,077,836
Vishay Intertechnology, Inc. (b)	63,755	1,280,838
Vontier Corp.	81,153	2,726,741

		35,558,602

Energy Equipment & Services—0.4%
ChampionX Corp. (a)	96,947	2,167,735
NOV, Inc. (a)	187,697	2,460,708

		4,628,443

Entertainment—0.1%
World Wrestling Entertainment, Inc. - Class A (b)	21,688	1,220,167

Equity Real Estate Investment Trusts—8.8%
American Campus Communities, Inc.	66,828	3,237,816
Apartment Income REIT Corp.	75,406	3,680,567
Brixmor Property Group, Inc.	142,671	3,154,456
Camden Property Trust	48,317	7,125,308
CoreSite Realty Corp.	21,237	2,942,174
Corporate Office Properties Trust	53,966	1,456,003
Cousins Properties, Inc.	71,431	2,663,662
CyrusOne, Inc. (b)	59,580	4,612,088
Douglas Emmett, Inc.	84,298	2,664,660
EastGroup Properties, Inc.	19,411	3,234,455
EPR Properties	35,936	1,774,520
First Industrial Realty Trust, Inc.	62,035	3,230,783
Healthcare Realty Trust, Inc.	69,914	2,082,039
Highwoods Properties, Inc.	50,063	2,195,763
Hudson Pacific Properties, Inc.	73,251	1,924,304
JBG SMITH Properties	55,779	1,651,616

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Kilroy Realty Corp.	50,351	$3,333,740
Lamar Advertising Co. - Class A	41,682	4,728,823
Life Storage, Inc.	37,624	4,316,978
Macerich Co. (The) (b)	102,331	1,709,951
Medical Properties Trust, Inc.	286,179	5,743,612
National Retail Properties, Inc.	84,359	3,643,465
National Storage Affiliates Trust	39,181	2,068,365
Omega Healthcare Investors, Inc.	114,757	3,438,120
Park Hotels & Resorts, Inc. (a) (b)	113,613	2,174,553
Pebblebrook Hotel Trust (b)	63,117	1,414,452
Physicians Realty Trust	104,443	1,840,285
PotlatchDeltic Corp.	32,209	1,661,340
PS Business Parks, Inc.	9,659	1,513,952
Rayonier, Inc.	67,893	2,422,422
Rexford Industrial Realty, Inc. (b)	66,171	3,755,204
Sabra Health Care REIT, Inc.	106,085	1,561,571
SL Green Realty Corp. (b)	32,263	2,285,511
Spirit Realty Capital, Inc.	57,218	2,634,317
STORE Capital Corp.	117,469	3,762,532
Urban Edge Properties	52,897	968,544

		102,607,951

Food & Staples Retailing—1.1%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	65,880	3,618,129
Casey’s General Stores, Inc.	17,787	3,351,960
Grocery Outlet Holding Corp. (a) (b)	41,933	904,495
Performance Food Group Co. (a)	73,828	3,430,049
Sprouts Farmers Market, Inc. (a) (b)	54,858	1,271,060

		12,575,693

Food Products—1.7%
Darling Ingredients, Inc. (a)	77,860	5,598,134
Flowers Foods, Inc. (b)	95,624	2,259,595
Hain Celestial Group, Inc. (The) (a)	40,241	1,721,510
Ingredion, Inc.	32,190	2,865,232
Lancaster Colony Corp.	9,528	1,608,422
Pilgrim’s Pride Corp. (a)	23,412	680,821
Post Holdings, Inc. (a)	28,157	3,101,775
Sanderson Farms, Inc.	10,191	1,917,946
Tootsie Roll Industries, Inc. (b)	8,391	255,338

		20,008,773

Gas Utilities—1.1%
National Fuel Gas Co.	43,804	2,300,586
New Jersey Resources Corp.	46,327	1,612,643
ONE Gas, Inc.	25,702	1,628,736
Southwest Gas Holdings, Inc.	28,389	1,898,656
Spire, Inc. (b)	24,829	1,519,038
UGI Corp.	100,452	4,281,264

		13,240,923

Health Care Equipment & Supplies—3.7%
Envista Holdings Corp. (a) (b)	77,469	3,238,979
Globus Medical, Inc. - Class A (a)	37,617	2,882,215
Haemonetics Corp. (a)	24,483	1,728,255

Health Care Equipment & Supplies—(Continued)
Hill-Rom Holdings, Inc.	31,619	4,742,850
ICU Medical, Inc. (a)	9,577	2,235,080
Integra LifeSciences Holdings Corp. (a) (b)	34,944	2,392,965
LivaNova plc (a)	25,560	2,024,096
Masimo Corp. (a)	24,334	6,587,457
Neogen Corp. (a)	51,632	2,242,378
NuVasive, Inc. (a)	24,820	1,485,477
Penumbra, Inc. (a) (b)	16,520	4,402,580
Quidel Corp. (a)	18,201	2,569,071
STAAR Surgical Co. (a)	22,770	2,926,628
Tandem Diabetes Care, Inc. (a)	30,280	3,614,827

		43,072,858

Health Care Providers & Services—2.9%
Acadia Healthcare Co., Inc. (a) (b)	43,171	2,753,446
Amedisys, Inc. (a)	15,677	2,337,441
Chemed Corp.	7,558	3,515,377
Encompass Health Corp.	47,802	3,587,062
HealthEquity, Inc. (a)	40,060	2,594,286
LHC Group, Inc. (a)	15,215	2,387,386
Molina Healthcare, Inc. (a)	28,056	7,611,873
Option Care Health, Inc. (a)	66,536	1,614,163
Patterson Cos., Inc.	41,422	1,248,459
Progyny, Inc. (a)	33,068	1,851,808
R1 RCM, Inc. (a)	64,306	1,415,375
Tenet Healthcare Corp. (a)	51,429	3,416,943

		34,333,619

Hotels, Restaurants & Leisure—3.0%
Boyd Gaming Corp. (a)	39,356	2,489,660
Choice Hotels International, Inc.	15,768	1,992,602
Churchill Downs, Inc.	16,655	3,998,532
Cracker Barrel Old Country Store, Inc.	11,398	1,593,896
Jack in the Box, Inc.	10,411	1,013,303
Marriott Vacations Worldwide Corp.	20,517	3,227,940
Papa John’s International, Inc.	15,634	1,985,362
Scientific Games Corp. - Class A (a)	46,297	3,845,892
Six Flags Entertainment Corp. (a) (b)	37,128	1,577,940
Texas Roadhouse, Inc.	33,547	3,063,847
Travel and Leisure Co.	41,458	2,260,705
Wendy’s Co. (The)	85,623	1,856,307
Wingstop, Inc. (b)	14,290	2,342,560
Wyndham Hotels & Resorts, Inc.	44,929	3,468,069

		34,716,615

Household Durables—1.5%
Helen of Troy, Ltd. (a)	11,578	2,601,345
KB Home	43,213	1,681,850
Taylor Morrison Home Corp. (a)	60,190	1,551,698
Tempur Sealy International, Inc.	94,399	4,381,058
Toll Brothers, Inc.	55,714	3,080,427
TopBuild Corp. (a) (b)	15,823	3,240,709
TRI Pointe Group, Inc. (a)	54,665	1,149,058

		17,686,145

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.1%
Energizer Holdings, Inc. (b)	30,218	$1,180,013

Insurance—3.5%
Alleghany Corp. (a)	6,664	4,161,068
American Financial Group, Inc.	31,757	3,995,983
Brighthouse Financial, Inc. (a) (d)	39,926	1,805,853
CNO Financial Group, Inc.	61,391	1,445,144
First American Financial Corp.	52,806	3,540,642
Hanover Insurance Group, Inc. (The)	17,153	2,223,372
Kemper Corp.	28,733	1,919,077
Kinsale Capital Group, Inc.	10,299	1,665,348
Mercury General Corp. (b)	12,768	710,795
Old Republic International Corp.	136,597	3,159,489
Primerica, Inc.	18,962	2,913,132
Reinsurance Group of America, Inc.	32,666	3,634,419
RenaissanceRe Holdings, Ltd.	22,630	3,154,622
RLI Corp.	19,120	1,917,163
Selective Insurance Group, Inc.	28,876	2,181,004
Unum Group	98,192	2,460,692

		40,887,803

Interactive Media & Services—0.2%
TripAdvisor, Inc. (a)	47,290	1,600,766
Yelp, Inc. (a)	33,220	1,237,113

		2,837,879

IT Services—1.7%
Alliance Data Systems Corp.	23,903	2,411,574
Concentrix Corp.	20,570	3,640,890
Genpact, Ltd.	82,975	3,942,142
LiveRamp Holdings, Inc. (a)	32,630	1,541,115
MAXIMUS, Inc.	29,532	2,457,062
Sabre Corp. (a)(b)	155,007	1,835,283
WEX, Inc. (a)	21,522	3,790,885

		19,618,951

Leisure Products—1.3%
Brunswick Corp.	37,231	3,546,997
Callaway Golf Co. (a)	56,275	1,554,878
Mattel, Inc. (a) (b)	167,648	3,111,547
Polaris, Inc. (b)	27,362	3,274,137
YETI Holdings, Inc. (a)	42,007	3,599,580

		15,087,139

Life Sciences Tools & Services—1.2%
Medpace Holdings, Inc. (a)	13,766	2,605,629
Repligen Corp. (a)	24,563	7,098,461
Syneos Health, Inc. (a)	49,714	4,348,981

		14,053,071

Machinery—4.8%
AGCO Corp.	29,697	3,638,773
Colfax Corp. (a)	62,227	2,856,219
Crane Co.	23,942	2,269,941
Donaldson Co., Inc.	60,332	3,463,660

Machinery—(Continued)
Flowserve Corp.	62,579	2,169,614
Graco, Inc.	81,545	5,705,704
ITT, Inc.	41,363	3,550,600
Kennametal, Inc. (b)	40,169	1,374,985
Lincoln Electric Holdings, Inc.	28,530	3,674,379
Middleby Corp. (The) (a)	26,724	4,556,709
Nordson Corp.	25,971	6,184,994
Oshkosh Corp.	32,973	3,375,446
Terex Corp.	33,532	1,411,697
Timken Co. (The)	33,338	2,180,972
Toro Co. (The)	51,434	5,010,186
Trinity Industries, Inc. (b)	40,074	1,088,811
Woodward, Inc.	30,557	3,459,052

		55,971,742

Marine—0.1%
Kirby Corp. (a)	28,876	1,384,893

Media—1.0%
Cable One, Inc.	2,379	4,313,436
John Wiley & Sons, Inc. - Class A (b)	20,909	1,091,659
New York Times Co. (The) - Class A	80,272	3,955,002
TEGNA, Inc.	106,211	2,094,481

		11,454,578

Metals & Mining—2.0%
Cleveland-Cliffs, Inc. (a) (b)	218,470	4,327,891
Commercial Metals Co.	57,931	1,764,578
Compass Minerals International, Inc. (b)	16,352	1,053,069
Reliance Steel & Aluminum Co.	30,498	4,343,525
Royal Gold, Inc.	31,518	3,009,654
Steel Dynamics, Inc.	93,155	5,447,704
United States Steel Corp.	129,772	2,851,091
Worthington Industries, Inc.	15,908	838,352

		23,635,864

Multi-Utilities—0.5%
Black Hills Corp.	30,496	1,913,929
MDU Resources Group, Inc.	97,249	2,885,378
NorthWestern Corp.	24,770	1,419,321

		6,218,628

Multiline Retail—0.6%
Kohl’s Corp.	75,055	3,534,340
Nordstrom, Inc. (a)	53,435	1,413,356
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	29,168	1,758,247

		6,705,943

Oil, Gas & Consumable Fuels—2.1%
Antero Midstream Corp.	155,975	1,625,260
Cimarex Energy Co.	49,392	4,306,982
CNX Resources Corp. (a)	104,691	1,321,200
DTE Midstream LLC (a)	46,534	2,151,732
EQT Corp. (a)	145,281	2,972,449
Equitrans Midstream Corp.	195,320	1,980,545

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
HollyFrontier Corp.	71,816	$2,379,264
Murphy Oil Corp. (b)	69,740	1,741,408
Targa Resources Corp.	109,848	5,405,620

		23,884,460

Paper & Forest Products—0.2%
Louisiana-Pacific Corp.	45,747	2,807,493

Personal Products—0.2%
Coty, Inc. - Class A (a)	160,746	1,263,463
Nu Skin Enterprises, Inc. - Class A	24,085	974,720

		2,238,183

Pharmaceuticals—0.7%
Jazz Pharmaceuticals plc (a)	29,377	3,825,179
Nektar Therapeutics (a)	88,299	1,585,850
Perrigo Co. plc	64,237	3,040,337

		8,451,366

Professional Services—1.5%
ASGN, Inc. (a)	25,414	2,875,340
CACI International, Inc. - Class A (a)	11,314	2,965,399
FTI Consulting, Inc. (a)	16,468	2,218,240
Insperity, Inc.	17,247	1,909,933
KBR, Inc. (b)	67,633	2,664,740
ManpowerGroup, Inc.	26,054	2,821,127
Science Applications International Corp.	27,844	2,382,333

		17,837,112

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc. (a)	24,358	6,042,976

Road & Rail—1.7%
Avis Budget Group, Inc. (a)	22,697	2,644,428
Knight-Swift Transportation Holdings, Inc. (b)	79,736	4,078,496
Landstar System, Inc.	18,388	2,901,994
Ryder System, Inc.	25,833	2,136,647
Saia, Inc. (a)	12,652	3,011,556
Werner Enterprises, Inc.	29,698	1,314,730
XPO Logistics, Inc. (a)	47,358	3,768,750

		19,856,601

Semiconductors & Semiconductor Equipment—3.8%
Amkor Technology, Inc.	48,127	1,200,769
Brooks Automation, Inc.	35,693	3,653,179
Cirrus Logic, Inc. (a)	27,670	2,278,625
CMC Materials, Inc.	14,039	1,730,026
First Solar, Inc. (a)	47,501	4,534,445
Lattice Semiconductor Corp. (a)	65,520	4,235,868
MKS Instruments, Inc.	26,640	4,020,242
Semtech Corp. (a)	31,191	2,431,962
Silicon Laboratories, Inc. (a)	19,512	2,734,802
SolarEdge Technologies, Inc. (a)	25,111	6,659,939
Synaptics, Inc. (a)	16,912	3,039,594
Universal Display Corp.	20,826	3,560,413

Semiconductors & Semiconductor Equipment—(Continued)
Wolfspeed, Inc. (a)	55,473	4,478,335

		44,558,199

Software—4.1%
ACI Worldwide, Inc. (a)	56,440	1,734,401
Aspen Technology, Inc. (a)	32,626	4,006,473
Blackbaud, Inc. (a) (b)	20,196	1,420,789
CDK Global, Inc.	58,501	2,489,218
Cerence, Inc. (a) (b)	18,258	1,754,776
CommVault Systems, Inc. (a)	22,037	1,659,606
Digital Turbine, Inc. (a) (b)	42,010	2,888,188
Envestnet, Inc. (a)	26,189	2,101,405
Fair Isaac Corp. (a)	13,638	5,426,969
j2 Global, Inc. (a)	23,158	3,163,846
Manhattan Associates, Inc. (a)	30,458	4,660,988
Mimecast, Ltd. (a)	29,371	1,867,996
NCR Corp. (a) (b)	63,125	2,446,725
Paylocity Holding Corp. (a)	18,886	5,295,634
Qualys, Inc. (a) (b)	16,090	1,790,656
SailPoint Technologies Holding, Inc. (a) (b)	44,650	1,914,592
Teradata Corp. (a)	52,412	3,005,828

		47,628,090

Specialty Retail—3.6%
American Eagle Outfitters, Inc. (b)	73,321	1,891,682
AutoNation, Inc. (a)	20,981	2,554,647
Dick’s Sporting Goods, Inc.	31,483	3,770,719
Five Below, Inc. (a)	26,900	4,756,189
Foot Locker, Inc.	43,276	1,975,982
GameStop Corp. - Class A (a) (b)	29,891	5,244,974
Lithia Motors, Inc. - Class A	14,533	4,607,542
Murphy USA, Inc.	11,423	1,910,611
RH (a)	8,184	5,457,991
Urban Outfitters, Inc. (a)	31,653	939,778
Victoria’s Secret & Co. (a)	36,077	1,993,615
Williams-Sonoma, Inc. (b)	36,088	6,399,485

		41,503,215

Technology Hardware, Storage & Peripherals—0.1%
Xerox Holdings Corp.	66,024	1,331,704

Textiles, Apparel & Luxury Goods—1.6%
Capri Holdings, Ltd. (a)	73,028	3,535,286
Carter’s, Inc.	21,143	2,055,945
Columbia Sportswear Co. (b)	16,796	1,609,729
Crocs, Inc. (a)	29,971	4,300,239
Deckers Outdoor Corp. (a)	13,290	4,787,058
Skechers USA, Inc. - Class A (a)	64,804	2,729,544

		19,017,801

Thrifts & Mortgage Finance—0.8%
Essent Group, Ltd.	53,744	2,365,273
MGIC Investment Corp.	163,013	2,438,675
New York Community Bancorp, Inc. (b)	223,406	2,875,235

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—(Continued)
Washington Federal, Inc.	32,641	$1,119,913

		8,799,096

Trading Companies & Distributors—0.8%
GATX Corp. (b)	17,054	1,527,356
MSC Industrial Direct Co., Inc. - Class A	22,576	1,810,370
Univar Solutions, Inc. (a)	82,105	1,955,741
Watsco, Inc. (b)	15,840	4,191,581

		9,485,048

Water Utilities—0.4%
Essential Utilities, Inc.	107,438	4,950,743

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	47,486	925,977

Total Common Stocks (Cost $746,621,048)		1,110,136,602

Mutual Funds—3.6%

Investment Companies—3.6%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $42,281,751)	86,700	41,692,296

Short-Term Investments—1.7%

Discount Note—0.8%
Federal Home Loan Bank 0.001%, 10/06/21 (e)	9,300,000	9,299,974

U.S. Treasury—0.9%
U.S. Treasury Bill 0.041%, 02/24/22 (e)	10,000,000	9,997,972

Total Short-Term Investments (Cost $19,298,356)		19,297,946

Securities Lending Reinvestments (f)—9.3%

Certificates of Deposit—2.0%
Barclays Bank plc 0.180%, 04/07/22	5,000,000	5,002,885
Cooperatieve Rabobank UA 0.170%, 03/18/22	5,000,000	5,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
MUFG Bank Ltd. 0.150%, 01/11/22	2,000,000	2,000,056
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (g)	2,000,000	2,000,108

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 12/20/21	2,000,000	1,999,400
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		24,002,627

Commercial Paper—0.3%
UBS AG 0.240%, 03/30/22	3,000,000	2,997,218

Repurchase Agreements—5.7%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $6,800,036; collateralized by various Common Stock with an aggregate market value of $7,556,393.	6,800,000	6,800,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,690.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,415,220; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $6,543,518.	6,415,213	6,415,213
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $5,208,619.	5,000,000	5,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $2,513,643; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $2,563,912.	2,513,640	2,513,640
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $102,000.	100,000	100,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000

BHFTII-183

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,900,008; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,938,008.	1,900,000	1,900,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $4,000,156; collateralized by various Common Stock with an aggregate market value of $4,445,040.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $3,400,155; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $3,774,106.	3,400,000	3,400,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,888,051.	1,700,000	1,700,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $10,200,510.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $6,600,031; collateralized by various Common Stock with an aggregate market value of $7,333,479.	6,600,000	6,600,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $6,097,798; collateralized by various Common Stock with an aggregate market value of $6,775,202.	6,097,561	6,097,561

		66,526,414

Time Deposits—0.8%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,300,000	1,300,000

Time Deposits—(Continued)
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (g)	4,000,000	4,000,000

		9,300,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (h)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	867,625	867,625

		5,867,625

Total Securities Lending Reinvestments (Cost $108,689,573)		108,693,884

Total Investments—109.5% (Cost $916,890,728)		1,279,820,728
Other assets and liabilities (net)—(9.5)%		(110,668,748)

Net Assets—100.0%		$1,169,151,980

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $109,415,732 and the collateral received consisted of cash in the amount of $108,687,498 and non-cash collateral with a value of $9,862,945. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $2,217,050.
(d)	Affiliated Issuer.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

BHFTII-184

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	12/17/21	60	USD	15,799,200	$(469,580)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,110,136,602	$—	$—	$1,110,136,602
Total Mutual Funds*	41,692,296	—	—	41,692,296
Total Short-Term Investments*	—	19,297,946	—	19,297,946
Securities Lending Reinvestments
Certificates of Deposit	—	24,002,627	—	24,002,627
Commercial Paper	—	2,997,218	—	2,997,218
Repurchase Agreements	—	66,526,414	—	66,526,414
Time Deposits	—	9,300,000	—	9,300,000
Mutual Funds	5,867,625	—	—	5,867,625
Total Securities Lending Reinvestments	5,867,625	102,826,259	—	108,693,884
Total Investments	$1,157,696,523	$122,124,205	$—	$1,279,820,728

Collateral for Securities Loaned (Liability)	$—	$(108,687,498)	$—	$(108,687,498)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(469,580)	$—	$—	$(469,580)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Australia—6.8%
Afterpay, Ltd. (a)	13,940	$1,204,965
AGL Energy, Ltd.	45,920	189,895
Ampol, Ltd.	18,604	373,029
APA Group	77,620	486,918
Aristocrat Leisure, Ltd.	41,217	1,378,571
ASX, Ltd.	11,833	690,670
Aurizon Holdings, Ltd.	132,266	359,942
AusNet Services, Ltd.	129,660	236,936
Australia & New Zealand Banking Group, Ltd.	190,145	3,832,990
BGP Holdings plc (a) (b) (c)	713,624	0
BHP Group plc	142,564	3,555,669
BHP Group, Ltd.	200,196	5,376,269
BlueScope Steel, Ltd.	33,509	485,731
Brambles, Ltd.	91,149	708,363
Cochlear, Ltd.	4,803	757,967
Coles Group, Ltd.	88,152	1,074,908
Commonwealth Bank of Australia	120,155	8,946,464
Computershare, Ltd.	39,599	517,799
Crown Resorts, Ltd. (a)	29,464	203,622
CSL, Ltd.	30,690	6,466,456
Dexus	77,269	597,367
Domino’s Pizza Enterprises, Ltd.	4,255	490,170
Endeavour Group, Ltd.	89,555	449,326
Evolution Mining, Ltd.	118,939	301,155
Fortescue Metals Group, Ltd.	115,617	1,218,233
Goodman Group (REIT)	115,041	1,784,346
GPT Group (The)	137,557	500,707
Insurance Australia Group, Ltd.	171,814	604,981
LendLease Corp,Ltd. (REIT)	48,652	377,334
Macquarie Group, Ltd.	23,858	3,127,637
Magellan Financial Group, Ltd.	9,069	230,947
Medibank Private, Ltd.	194,632	502,813
Mirvac Group (REIT)	277,948	595,796
National Australia Bank, Ltd.	224,658	4,473,789
Newcrest Mining, Ltd.	53,581	877,698
Northern Star Resources, Ltd.	79,868	491,557
Oil Search, Ltd.	131,545	416,058
Orica, Ltd.	24,591	242,174
Origin Energy, Ltd.	123,597	416,198
Qantas Airways, Ltd. (a)	58,443	238,678
QBE Insurance Group, Ltd.	108,983	908,439
Ramsay Health Care, Ltd.	13,525	679,781
REA Group, Ltd.	4,158	472,394
Reece, Ltd.	20,424	278,179
Rio Tinto, Ltd.	25,856	1,835,805
Santos, Ltd.	125,663	647,353
Scentre Group (REIT)	365,156	785,040
Seek, Ltd.	23,745	528,156
Sonic Healthcare, Ltd.	32,696	959,151
South32, Ltd.	257,545	653,176
Stockland (REIT)	162,137	518,038
Suncorp Group, Ltd.	92,883	833,577
Sydney Airport (a)	99,114	588,273
Tabcorp Holdings, Ltd.	153,298	542,141
Telstra Corp., Ltd.	292,467	823,639
Transurban Group	191,443	1,939,433
Treasury Wine Estates, Ltd.	53,467	474,922

Australia—(Continued)
Vicinity Centres (REIT)	263,973	314,256
Washington H Soul Pattinson & Co., Ltd.	8,030	226,427
Wesfarmers, Ltd.	76,356	3,070,202
Westpac Banking Corp.	248,708	4,620,980
WiseTech Global, Ltd.	10,682	411,214
Woodside Petroleum, Ltd.	68,426	1,176,484
Woolworths Group, Ltd.	84,008	2,383,423

		80,454,611

Austria—0.2%
Erste Group Bank AG	20,614	900,718
OMV AG	9,828	590,865
Raiffeisen Bank International AG	9,390	244,407
Verbund AG	4,951	500,386
voestalpine AG	7,917	291,136

		2,527,512

Belgium—0.8%
Ageas SA	12,505	619,194
Anheuser-Busch InBev S.A.	50,222	2,837,911
Elia Group S.A.	2,253	269,237
Etablissements Franz Colruyt NV	3,715	189,350
Groupe Bruxelles Lambert S.A.	7,907	869,740
KBC Group NV	17,056	1,532,001
Proximus SADP	11,920	235,786
Sofina S.A.	1,124	446,134
Solvay S.A.	5,192	646,398
UCB S.A.	8,982	999,901
Umicore S.A.	11,620	688,937

		9,334,589

Chile—0.0%
Antofagasta plc	26,957	484,655

China—0.6%
BOC Hong Kong Holdings, Ltd.	282,465	846,218
Budweiser Brewing Co. APAC, Ltd.	120,500	303,306
Chow Tai Fook Jewellery Group, Ltd.	143,000	272,245
ESR Cayman, Ltd. (a)	122,000	368,293
Futu Holdings, Ltd. (ADR) (a)	3,500	318,570
Prosus NV	62,907	4,957,009
SITC International Holdings Co., Ltd.	93,000	331,561

		7,397,202

Denmark—2.5%
Ambu A/S - Class B	11,908	351,954
AP Moller - Maersk A/S - Class A	226	578,622
AP Moller - Maersk A/S - Class B	398	1,077,232
Carlsberg AS - Class B	7,046	1,146,907
Chr Hansen Holding A/S	7,473	610,641
Coloplast A/S - Class B	7,704	1,208,253
Danske Bank A/S	48,462	817,428
Demant A/S (a)	7,349	370,325
DSV A/S	13,653	3,261,585
Genmab A/S (a)	4,551	1,989,469

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
GN Store Nord AS	9,339	$636,849
Novo Nordisk A/S - Class B	114,878	11,056,265
Novozymes A/S - B Shares	12,802	876,992
Orsted A/S	12,362	1,632,040
Pandora A/S	7,026	852,561
Rockwool International A/S - B Shares	585	250,287
Tryg A/S	25,298	575,066
Vestas Wind Systems A/S	68,920	2,760,997

		30,053,473

Finland—1.2%
Elisa Oyj	8,457	525,342
Fortum Oyj	30,377	924,308
Kesko Oyj - B Shares	19,815	684,329
Kone Oyj - Class B	22,998	1,613,491
Neste Oyj	28,819	1,627,355
Nokia Oyj (a)	361,104	1,987,611
Nordea Bank Abp	213,731	2,744,823
Orion Oyj - Class B	8,084	320,140
Sampo Oyj - A Shares	34,356	1,705,636
Stora Enso Oyj - R Shares	40,497	672,768
UPM-Kymmene Oyj	37,780	1,335,545
Wartsila Oyj Abp	31,392	376,114

		14,517,462

France—10.4%
Accor S.A. (a)	12,886	456,404
Adevinta ASA (a)	17,802	305,051
Aeroports de Paris (a)	2,209	280,535
Air Liquide S.A.	31,987	5,120,798
Airbus SE (a)	39,974	5,251,110
Alstom S.A.	21,565	818,631
Amundi S.A.	4,463	376,546
Arkema S.A.	3,712	491,289
Atos SE	7,084	377,389
AXA S.A.	133,292	3,710,103
BioMerieux	3,058	347,482
BNP Paribas S.A.	75,986	4,869,836
Bollore S.A.	61,874	357,969
Bouygues S.A.	15,150	625,535
Bureau Veritas S.A.	19,740	606,170
Capgemini SE	11,118	2,313,410
Carrefour S.A.	42,889	772,421
Cie de Saint-Gobain	33,751	2,274,377
Cie Generale des Etablissements Michelin	11,638	1,787,018
CNP Assurances	10,520	166,969
Covivio	3,163	264,624
Credit Agricole S.A.	81,913	1,130,733
Danone S.A.	43,567	2,975,203
Dassault Aviation S.A.	1,830	205,423
Dassault Systemes SE	45,700	2,397,142
Edenred	17,436	939,602
Eiffage S.A.	5,728	578,150
Electricite de France S.A.	31,130	391,129
Engie S.A.	126,423	1,660,098
EssilorLuxottica S.A.	19,181	3,669,624

France—(Continued)
Eurazeo S.E.	2,867	269,585
Faurecia SE	8,085	376,995
Gecina S.A. (REIT)	3,288	441,010
Getlink SE	32,808	513,921
Hermes International	2,178	3,011,722
Iliad S.A.	1,012	213,460
Ipsen S.A.	2,947	281,487
Kering S.A.	5,036	3,583,589
Klepierre S.A. (REIT)	12,682	282,513
L’Oreal S.A.	17,320	7,152,053
La Francaise des Jeux SAEM	6,363	327,484
Legrand S.A.	18,703	2,007,000
LVMH Moet Hennessy Louis Vuitton SE	18,939	13,549,614
Onxeo S.A.	3,797	439,970
Orange S.A.	140,171	1,519,306
Pernod Ricard S.A.	14,375	3,145,255
Publicis Groupe S.A.	15,420	1,038,977
Remy Cointreau S.A.	1,860	360,690
Renault S.A. (a)	14,189	506,395
Safran S.A.	22,701	2,847,727
Sanofi	77,252	7,440,484
Sartorius Stedim Biotech	1,739	971,183
Schneider Electric SE	37,018	6,157,807
SCOR SE	11,686	335,107
SEB S.A.	1,989	280,601
Societe Generale S.A.	53,796	1,689,909
Sodexo S.A. (a)(d)	6,495	569,023
Suez S.A.	24,607	561,434
Teleperformance SE	3,877	1,526,221
Thales S.A.	7,807	754,332
TotalEnergies SE (d)	168,379	8,072,747
UBISOFT Entertainment S.A. (a)	7,194	431,730
Unibail-Rodamco-Westfield (a)	7,986	584,394
Valeo	15,665	437,373
Veolia Environnement S.A. (d)	38,959	1,192,869
Vinci S.A.	35,857	3,716,132
Vivendi SE (d)	49,997	630,957
Wendel S.E.	1,126	156,215
Worldline S.A. (a)	15,808	1,206,714

		124,104,756

Germany—8.1%
Adidas AG	12,880	4,060,678
Allianz SE	28,197	6,362,951
Aroundtown S.A.	63,611	439,691
BASF SE	62,576	4,770,307
Bayer AG	66,858	3,648,451
Bayerische Motoren Werke AG	23,373	2,244,594
Bechtle AG	5,943	407,937
Beiersdorf AG	7,042	761,735
Brenntag SE	9,778	912,588
Carl Zeiss Meditec AG	2,898	557,364
Commerzbank AG (a)	70,392	469,111
Continental AG (a)	7,262	796,554
Covestro AG	13,256	910,914
Daimler AG	57,940	5,153,265

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Delivery Hero SE (a)	11,033	$1,413,564
Deutsche Bank AG (a)	145,211	1,863,335
Deutsche Boerse AG	12,471	2,031,161
Deutsche Lufthansa AG (a) (d)	17,782	122,412
Deutsche Post AG	68,510	4,320,183
Deutsche Telekom AG	227,385	4,586,948
Deutsche Wohnen SE	23,246	1,425,765
E.ON SE	155,877	1,908,060
Evonik Industries AG	12,954	410,509
Fresenius Medical Care AG & Co. KGaA	13,633	961,238
Fresenius SE & Co. KGaA	27,953	1,344,657
GEA Group AG	11,736	538,121
Hannover Rueck SE	4,237	742,470
HeidelbergCement AG	10,711	803,726
HelloFresh SE (a)	10,721	993,067
Henkel AG & Co. KGaA	7,933	684,830
Infineon Technologies AG	88,656	3,646,461
KION Group AG	5,070	474,679
Knorr-Bremse AG	5,273	566,136
LANXESS AG	5,571	379,025
LEG Immobilien SE	5,050	714,853
Merck KGaA	8,617	1,874,814
MTU Aero Engines AG	3,839	868,494
Muenchener Rueckversicherungs-Gesellschaft AG	9,297	2,549,582
Nemetschek SE	4,238	445,661
Puma SE	7,160	800,614
Rational AG	371	350,012
RWE AG	44,910	1,588,452
SAP SE	70,749	9,589,590
Scout24 AG	5,930	411,831
Siemens AG	52,188	8,582,946
Siemens Energy AG (a)	28,411	763,865
Siemens Healthineers AG	19,718	1,283,717
Symrise AG	8,326	1,098,955
TeamViewer AG (a)	11,261	332,221
Telefonica Deutschland Holding AG	73,147	208,320
Uniper SE	6,428	268,449
United Internet AG	4,835	188,235
Vitesco Technologies Group AG (a)	1,452	85,846
Volkswagen AG	1,994	619,418
Vonovia SE	36,638	2,203,566
Zalando SE (a)	15,086	1,387,026

		96,928,954

Hong Kong—2.6%
AIA Group, Ltd.	819,600	9,436,990
CK Asset Holdings, Ltd.	153,440	881,849
CK Hutchison Holdings, Ltd.	176,440	1,170,030
CK Infrastructure Holdings, Ltd.	49,500	275,020
CLP Holdings, Ltd.	111,377	1,071,261
Galaxy Entertainment Group, Ltd. (a)	152,000	766,923
Hang Lung Properties, Ltd.	142,000	322,792
Hang Seng Bank, Ltd.	54,200	925,015
Henderson Land Development Co., Ltd.	100,311	380,788
HK Electric Investments & HK Electric Investments, Ltd.	19,000	18,862
HKT Trust & HKT, Ltd.	268,980	367,863

Hong Kong—(Continued)
Hong Kong & China Gas Co., Ltd.	687,531	1,041,421
Hong Kong Exchanges & Clearing, Ltd.	81,600	4,952,978
Hongkong Land Holdings, Ltd.	86,500	413,981
Jardine Matheson Holdings, Ltd.	14,300	752,048
Link REIT (REIT)	148,541	1,269,460
Melco Resorts & Entertainment, Ltd. (ADR) (a)	13,000	133,120
MTR Corp., Ltd.	110,500	593,242
New World Development Co., Ltd.	115,926	470,395
Power Assets Holdings, Ltd.	107,549	630,302
Sino Land Co., Ltd.	233,600	314,297
Sun Hung Kai Properties, Ltd.	95,750	1,189,920
Swire Pacific, Ltd. - Class A	36,817	218,221
Swire Properties, Ltd.	83,600	209,175
Techtronic Industries Co., Ltd.	94,500	1,852,526
WH Group, Ltd.	662,000	470,941
Wharf Real Estate Investment Co., Ltd.	117,976	609,500
Xinyi Glass Holdings, Ltd.	128,000	380,222

		31,119,142

Ireland—0.8%
CRH plc	52,050	2,429,182
Flutter Entertainment plc (a)	11,454	2,265,535
James Hardie Industries plc	27,877	999,089
Kerry Group plc - Class A	10,420	1,395,792
Kingspan Group plc	11,136	1,102,108
Smurfit Kappa Group plc	16,402	860,269

		9,051,975

Israel—0.6%
Azrieli Group, Ltd.	3,090	277,658
Bank Hapoalim B.M.	79,475	697,260
Bank Leumi Le-Israel B.M.	104,117	883,195
Check Point Software Technologies, Ltd. (a)	7,600	859,104
CyberArk Software, Ltd. (a)	2,700	426,114
Elbit Systems, Ltd.	1,811	262,566
ICL Group, Ltd.	54,463	395,882
Israel Discount Bank, Ltd. - Class A (a)	83,247	439,224
Mizrahi Tefahot Bank, Ltd.	9,874	332,211
Nice, Ltd. (a)	3,879	1,096,545
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	75,753	737,834
Wix.com, Ltd. (a)	3,600	705,492

		7,113,085

Italy—2.0%
Amplifon S.p.A.	9,033	430,686
Assicurazioni Generali S.p.A.	74,881	1,593,907
Atlantia S.p.A. (a)	36,067	682,193
Davide Campari-Milano NV	36,167	509,389
DiaSorin S.p.A.	1,857	389,946
Enel S.p.A.	551,053	4,232,921
Eni S.p.A.	165,402	2,203,346
Ferrari NV	8,824	1,848,250
FinecoBank Banca Fineco S.p.A. (a)	42,655	773,419
Infrastrutture Wireless Italiane S.p.A.	24,381	272,030
Intesa Sanpaolo S.p.A.	1,101,259	3,125,906

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Mediobanca Banca di Credito Finanziario S.p.A. (a)	44,816	$541,651
Moncler S.p.A.	13,551	829,219
Nexi S.p.A. (a)	32,431	605,371
Poste Italiane S.p.A.	29,264	402,966
Prysmian S.p.A.	17,303	607,316
Recordati Industria Chimica e Farmaceutica S.p.A.	8,194	476,873
Snam S.p.A.	137,424	762,144
Telecom Italia S.p.A.	679,755	266,523
Telecom Italia S.p.A. - Risparmio Shares	411,216	166,340
Terna - Rete Elettrica Nazionale	98,855	701,526
UniCredit S.p.A.	142,045	1,879,881

		23,301,803

Japan—23.2%
Advantest Corp.	12,500	1,117,088
Aeon Co., Ltd.	43,500	1,141,898
AGC, Inc.	12,900	658,591
Aisin Corp.	11,100	402,406
Ajinomoto Co., Inc.	33,000	974,014
ANA Holdings, Inc. (a) (d)	8,400	217,540
Asahi Group Holdings, Ltd.	30,500	1,473,772
Asahi Intecc Co., Ltd.	14,200	388,606
Asahi Kasei Corp.	85,900	914,571
Astellas Pharma, Inc.	129,000	2,121,698
Azbil Corp.	9,100	390,162
Bandai Namco Holdings, Inc.	12,400	928,841
Bridgestone Corp.	40,200	1,901,752
Brother Industries, Ltd.	16,400	359,940
Canon, Inc.	68,400	1,678,222
Capcom Co., Ltd.	13,000	360,175
Casio Computer Co., Ltd. (d)	16,900	279,525
Central Japan Railway Co.	9,800	1,562,415
Chiba Bank, Ltd. (The) (d)	39,400	253,048
Chubu Electric Power Co., Inc. (d)	45,700	540,735
Chugai Pharmaceutical Co., Ltd.	47,300	1,728,364
Concordia Financial Group, Ltd. (d)	73,300	288,483
Cosmos Pharmaceutical Corp.	1,500	255,173
CyberAgent, Inc.	29,600	571,827
Dai Nippon Printing Co., Ltd.	13,000	314,040
Dai-ichi Life Holdings, Inc.	72,900	1,583,343
Daifuku Co., Ltd.	7,400	694,095
Daiichi Sankyo Co., Ltd.	119,100	3,169,354
Daikin Industries, Ltd.	16,700	3,582,966
Daito Trust Construction Co., Ltd. (d)	4,600	535,717
Daiwa House Industry Co., Ltd.	37,400	1,245,898
Daiwa House REIT Investment Corp. (REIT)	136	397,504
Daiwa Securities Group, Inc. (d)	102,200	595,480
Denso Corp.	29,800	1,948,654
Dentsu Group, Inc.	16,600	637,023
Disco Corp.	2,200	614,275
East Japan Railway Co.	20,100	1,406,384
Eisai Co., Ltd.	17,000	1,276,979
ENEOS Holdings, Inc. (d)	216,600	882,256
FANUC Corp.	12,700	2,773,225
Fast Retailing Co., Ltd.	4,000	2,940,701
Fuji Electric Co., Ltd.	8,600	390,891

Japan—(Continued)
FUJIFILM Holdings Corp.	23,700	2,038,522
Fujitsu, Ltd.	13,500	2,445,590
GLP J-REIT	268	439,424
GMO Payment Gateway, Inc.	3,000	379,132
Hakuhodo DY Holdings, Inc.	17,600	302,876
Hamamatsu Photonics KK	9,600	594,033
Hankyu Hanshin Holdings, Inc.	16,400	516,141
Hikari Tsushin, Inc.	1,500	253,010
Hirose Electric Co., Ltd.	2,415	401,146
Hitachi Construction Machinery Co., Ltd.	8,900	251,478
Hitachi Metals, Ltd. (a)	13,800	266,718
Hitachi, Ltd.	64,400	3,808,938
Honda Motor Co., Ltd.	112,400	3,457,753
Hoshizaki Corp.	4,100	372,374
Hoya Corp.	24,800	3,868,935
Hulic Co., Ltd.	15,100	167,921
Ibiden Co., Ltd.	7,800	430,113
Idemitsu Kosan Co., Ltd. (d)	14,768	388,890
Iida Group Holdings Co., Ltd. (d)	12,700	326,057
Inpex Corp.	71,100	555,046
Isuzu Motors, Ltd.	39,100	512,405
Ito En, Ltd.	4,000	264,956
ITOCHU Corp. (d)	78,000	2,279,004
Itochu Techno-Solutions Corp.	7,100	231,209
Japan Airlines Co., Ltd. (a)	8,400	199,447
Japan Exchange Group, Inc.	31,100	769,900
Japan Metropolitan Fund Invest	494	473,720
Japan Post Bank Co., Ltd.	30,800	262,936
Japan Post Holdings Co., Ltd.	110,900	931,055
Japan Post Insurance Co., Ltd.	16,000	288,845
Japan Real Estate Investment Corp.	69	412,280
Japan Tobacco, Inc.	82,800	1,621,650
JFE Holdings, Inc. (d)	35,100	522,422
JSR Corp.	14,400	520,676
Kajima Corp. (d)	32,000	411,334
Kakaku.com, Inc.	10,700	345,530
Kansai Electric Power Co., Inc. (The)	49,800	482,070
Kansai Paint Co., Ltd.	11,900	295,148
Kao Corp.	31,800	1,889,952
KDDI Corp. (d)	109,400	3,606,324
Keio Corp.	6,700	357,795
Keisei Electric Railway Co., Ltd.	10,000	330,875
Keyence Corp.	13,100	7,829,627
Kikkoman Corp. (d)	10,200	826,827
Kintetsu Group Holdings Co., Ltd. (a)	12,612	424,620
Kirin Holdings Co., Ltd.	51,100	946,750
Kobayashi Pharmaceutical Co., Ltd.	3,600	284,389
Kobe Bussan Co., Ltd.	9,200	299,610
Koei Tecmo Holdings Co., Ltd.	4,420	209,716
Koito Manufacturing Co., Ltd.	7,700	461,831
Komatsu, Ltd.	61,700	1,479,888
Konami Holdings Corp.	7,300	456,953
Kose Corp.	2,300	274,988
Kubota Corp.	67,200	1,429,994
Kurita Water Industries, Ltd.	7,100	342,164
Kyocera Corp.	21,800	1,359,402
Kyowa Kirin Co., Ltd.	20,600	740,986

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Lasertec Corp.	4,700	$1,064,919
Lawson, Inc.	3,600	176,310
Lion Corp.	15,900	256,579
Lixil Corp.	19,000	550,733
M3, Inc.	29,000	2,065,102
Makita Corp.	15,900	865,511
Marubeni Corp. (d)	93,300	763,593
Mazda Motor Corp. (a)	43,000	373,509
McDonald’s Holdings Co. Japan, Ltd.	5,400	254,242
Medipal Holdings Corp.	9,400	176,872
MEIJI Holdings Co., Ltd.	7,300	470,613
Mercari, Inc. (a) (d)	5,800	318,498
MINEBEA MITSUMI, Inc.	26,300	669,866
MISUMI Group, Inc.	17,400	737,544
Mitsubishi Chemical Holdings Corp.	90,400	823,964
Mitsubishi Corp.	87,100	2,717,884
Mitsubishi Electric Corp.	128,100	1,777,196
Mitsubishi Estate Co., Ltd.	75,800	1,204,095
Mitsubishi Gas Chemical Co., Inc.	11,500	226,541
Mitsubishi HC Capital, Inc.	36,000	188,707
Mitsubishi Heavy Industries, Ltd.	23,100	622,101
Mitsubishi UFJ Financial Group, Inc.	822,488	4,789,998
Mitsui & Co., Ltd. (d)	101,017	2,185,886
Mitsui Chemicals, Inc.	12,700	425,331
Mitsui Fudosan Co., Ltd.	61,200	1,454,120
Miura Co., Ltd.	6,500	260,131
Mizuho Financial Group, Inc. (d)	167,250	2,348,634
MonotaRO Co., Ltd.	18,400	414,160
MS&AD Insurance Group Holdings, Inc.	28,400	945,223
Murata Manufacturing Co., Ltd.	39,800	3,533,899
Nabtesco Corp.	7,500	283,394
NEC Corp.	15,600	844,726
Nexon Co., Ltd.	31,800	511,770
NGK Insulators, Ltd.	19,300	326,926
NH Foods, Ltd.	7,000	264,127
Nidec Corp.	30,000	3,319,705
Nihon M&A Center, Inc.	22,000	646,658
Nintendo Co., Ltd.	7,400	3,590,762
Nippon Building Fund, Inc.	102	660,901
Nippon Express Co., Ltd.	5,900	405,476
Nippon Paint Holdings Co., Ltd.	54,000	585,953
Nippon Prologis REIT, Inc.	143	476,997
Nippon Sanso Holdings Corp.	9,600	240,980
Nippon Shinyaku Co., Ltd.	3,200	265,924
Nippon Steel Corp.	56,300	1,005,059
Nippon Telegraph & Telephone Corp.	88,500	2,440,448
Nippon Yusen KK (d)	11,100	832,829
Nissan Chemical Corp.	7,300	425,022
Nissan Motor Co., Ltd. (a)	163,500	817,920
Nisshin Seifun Group, Inc.	15,700	261,089
Nissin Foods Holdings Co., Ltd.	4,700	376,846
Nitori Holdings Co., Ltd.	5,800	1,138,183
Nitto Denko Corp.	9,300	661,067
Nomura Holdings, Inc.	216,500	1,061,465
Nomura Real Estate Holdings, Inc.	9,500	246,951
Nomura Real Estate Master Fund, Inc. (REIT)	296	425,475
Nomura Research Institute, Ltd.	24,500	900,670

Japan—(Continued)
NSK, Ltd. (d)	26,600	180,075
NTT Data Corp.	43,680	844,150
Obayashi Corp. (d)	45,500	376,851
Obic Co., Ltd.	5,100	973,422
Odakyu Electric Railway Co., Ltd.	20,800	480,627
Oji Holdings Corp.	61,700	310,555
Olympus Corp.	78,400	1,717,442
Omron Corp.	11,600	1,146,877
Ono Pharmaceutical Co., Ltd.	26,000	591,505
Oracle Corp. Japan	3,000	263,297
Oriental Land Co., Ltd.	13,800	2,229,300
ORIX Corp.	81,700	1,522,976
Orix JREIT, Inc.	185	321,450
Osaka Gas Co., Ltd.	29,000	531,700
Otsuka Corp.	7,400	379,481
Otsuka Holdings Co., Ltd.	28,100	1,194,861
Pan Pacific International Holdings Corp.	26,000	537,507
Panasonic Corp.	154,400	1,911,626
PeptiDream, Inc. (a)	6,800	220,824
Persol Holdings Co., Ltd.	13,400	334,923
Pigeon Corp.	8,500	197,452
Rakuten Group, Inc.	61,500	593,626
Recruit Holdings Co., Ltd.	91,900	5,589,568
Renesas Electronics Corp. (a)	82,000	1,009,239
Resona Holdings, Inc.	143,200	568,513
Ricoh Co., Ltd. (d)	48,600	497,463
Rinnai Corp.	2,800	306,081
Rohm Co., Ltd.	6,700	629,596
Ryohin Keikaku Co., Ltd.	18,000	399,462
Santen Pharmaceutical Co., Ltd.	27,500	387,090
SBI Holdings, Inc.	16,511	406,341
SCSK Corp.	11,700	246,793
Secom Co., Ltd.	14,200	1,027,825
Seiko Epson Corp. (d)	20,000	402,495
Sekisui Chemical Co., Ltd.	25,900	444,803
Sekisui House, Ltd.	45,500	953,741
Seven & i Holdings Co., Ltd.	52,700	2,385,499
SG Holdings Co., Ltd.	23,200	658,040
Sharp Corp.	12,000	151,540
Shimadzu Corp.	15,600	683,531
Shimano, Inc.	5,100	1,482,003
Shimizu Corp. (d)	39,000	293,185
Shin-Etsu Chemical Co., Ltd.	23,800	4,004,146
Shionogi & Co., Ltd.	18,100	1,236,838
Shiseido Co., Ltd.	28,100	1,889,092
Shizuoka Bank, Ltd. (The) (d)	25,000	205,161
SMC Corp.	3,800	2,371,419
SoftBank Corp.	199,400	2,700,513
SoftBank Group Corp.	82,400	4,749,730
Sohgo Security Services Co., Ltd.	4,800	216,185
Sompo Holdings, Inc. (d)	21,699	937,408
Sony Group Corp.	86,600	9,619,698
Square Enix Holdings Co., Ltd.	6,500	341,649
Stanley Electric Co., Ltd.	9,700	243,893
Subaru Corp.	45,400	840,988
SUMCO Corp.	17,600	352,481
Sumitomo Chemical Co., Ltd. (d)	105,400	548,435

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Corp.	79,300	$1,105,934
Sumitomo Dainippon Pharma Co., Ltd.	12,500	222,775
Sumitomo Electric Industries, Ltd.	45,834	609,897
Sumitomo Metal Mining Co., Ltd.	16,600	597,550
Sumitomo Mitsui Financial Group, Inc.	87,000	3,036,090
Sumitomo Mitsui Trust Holdings, Inc.	23,126	790,023
Sumitomo Realty & Development Co., Ltd.	22,600	822,609
Suntory Beverage & Food, Ltd.	10,400	430,958
Suzuki Motor Corp.	26,600	1,182,674
Sysmex Corp.	10,800	1,330,789
T&D Holdings, Inc.	39,400	536,761
Taisei Corp.	14,500	465,700
Takeda Pharmaceutical Co., Ltd.	109,748	3,628,774
TDK Corp.	23,700	854,066
Terumo Corp.	45,100	2,115,032
THK Co., Ltd.	7,700	169,341
TIS, Inc.	16,500	449,851
Tobu Railway Co., Ltd.	14,600	392,719
Toho Co., Ltd.	8,500	399,991
Toho Gas Co., Ltd.	6,200	270,173
Tohoku Electric Power Co., Inc. (d)	28,000	205,786
Tokio Marine Holdings, Inc.	43,900	2,348,342
Tokyo Electric Power Co. Holdings, Inc. (a)	108,500	310,401
Tokyo Electron, Ltd.	10,000	4,396,962
Tokyo Gas Co., Ltd.	26,000	482,983
Tokyu Corp.	37,500	557,026
TOPPAN, Inc.	20,500	347,783
Toray Industries, Inc.	99,900	636,413
Toshiba Corp.	28,900	1,208,847
Tosoh Corp.	18,900	342,101
TOTO, Ltd.	10,400	492,886
Toyo Suisan Kaisha, Ltd.	6,000	265,816
Toyota Industries Corp.	10,200	835,892
Toyota Motor Corp.	723,500	12,909,639
Toyota Tsusho Corp.	15,500	647,949
Trend Micro, Inc.	10,200	567,590
Tsuruha Holdings, Inc.	2,900	357,369
Unicharm Corp.	25,800	1,141,408
United Urban Investment Corp. (REIT)	213	287,429
USS Co., Ltd.	16,600	283,284
Welcia Holdings Co., Ltd.	7,000	251,041
West Japan Railway Co.	11,500	571,233
Yakult Honsha Co., Ltd.	9,100	460,217
Yamada Holdings Co., Ltd.	46,500	195,227
Yamaha Corp.	7,500	470,328
Yamaha Motor Co., Ltd.	18,700	519,390
Yamato Holdings Co., Ltd.	21,800	551,283
Yaskawa Electric Corp.	14,600	700,567
Yokogawa Electric Corp.	16,300	284,293
Z Holdings Corp.	186,600	1,194,502
ZOZO, Inc.	8,400	313,744

		276,008,499

Jordan—0.0%
Hikma Pharmaceuticals plc	11,270	371,026

Luxembourg—0.3%
ArcelorMittal S.A.	47,817	1,443,563
Eurofins Scientific SE	8,661	1,111,235
Tenaris S.A.	35,513	374,694

		2,929,492

Macau—0.0%
Sands China, Ltd. (a)	176,400	361,505

Netherlands—5.5%
ABN AMRO Bank NV (a)	29,995	431,813
Adyen NV (a)	1,334	3,711,189
Aegon NV	119,047	611,501
Akzo Nobel NV	13,582	1,479,721
Argenx SE (a)	3,221	972,590
ASM International NV	3,312	1,293,806
ASML Holding NV	28,618	21,121,642
EXOR NV	7,620	642,445
Heineken Holding NV	7,046	612,821
Heineken NV	18,131	1,885,743
ING Groep NV	273,062	3,965,323
JDE Peet’s NV	5,438	161,610
Just Eat Takeaway.com NV (a)	13,092	954,514
Koninklijke Ahold Delhaize NV	69,743	2,313,409
Koninklijke DSM NV	12,062	2,412,187
Koninklijke KPN NV	229,375	719,711
Koninklijke Philips NV	60,898	2,700,574
Koninklijke Vopak NV	4,993	196,385
NN Group NV	17,632	920,648
Randstad NV (d)	8,273	553,175
Royal Dutch Shell plc - A Shares	283,191	6,260,642
Royal Dutch Shell plc - B Shares	251,127	5,567,471
Stellantis NV (Milan-Traded Shares)	136,818	2,613,889
Universal Music Group NV (a) (d)	49,997	1,339,376
Wolters Kluwer NV	18,743	1,982,215

		65,424,400

New Zealand—0.3%
a2 Milk Co., Ltd. (a)(d)	53,251	236,912
Auckland International Airport, Ltd. (a)	89,204	479,218
Fisher & Paykel Healthcare Corp., Ltd.	32,915	723,215
Mercury NZ, Ltd.	47,715	213,288
Meridian Energy, Ltd.	89,813	304,327
Ryman Healthcare, Ltd.	29,900	309,097
Spark New Zealand, Ltd.	131,194	432,230
Xero, Ltd. (a)	8,809	877,142

		3,575,429

Norway—0.6%
DNB Bank ASA	60,120	1,366,870
Equinor ASA	68,665	1,752,322
Gjensidige Forsikring ASA	14,357	318,399
Mowi ASA	29,767	752,327
Norsk Hydro ASA	91,188	681,447
Orkla ASA	54,509	500,253
Schibsted ASA - B Shares	7,443	315,340

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Schibsted ASA - Class A	5,485	$261,036
Telenor ASA	42,589	716,368
Yara International ASA	10,920	541,246

		7,205,608

Poland—0.0%
InPost S.A. (a)	14,052	231,910

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c)	199,038	0
EDP - Energias de Portugal S.A.	189,377	993,928
Galp Energia SGPS S.A.	37,002	419,263
Jeronimo Martins SGPS S.A.	18,255	363,696

		1,776,887

Russia—0.0%
Evraz plc	37,864	302,323

Singapore—1.0%
Ascendas Real Estate Investment Trust (REIT)	228,844	503,750
CapitaLand Integrated Commercial Trust (REIT)	348,942	518,773
CapitaLand Investment, Ltd. (a)	170,600	427,254
DBS Group Holdings, Ltd.	120,967	2,686,578
Genting Singapore, Ltd.	443,300	233,529
Keppel Corp., Ltd.	113,900	432,906
Mapletree Commercial Trust	147,200	223,614
Mapletree Logistics Trust	216,749	323,366
Oversea-Chinese Banking Corp., Ltd.	227,364	1,903,636
Singapore Airlines, Ltd. (a)	102,940	376,579
Singapore Exchange, Ltd.	54,400	398,127
Singapore Technologies Engineering, Ltd.	130,000	363,268
Singapore Telecommunications, Ltd.	576,320	1,040,000
United Overseas Bank, Ltd.	80,792	1,528,299
Venture Corp., Ltd.	20,500	270,196
Wilmar International, Ltd.	144,000	442,459

		11,672,334

South Africa—0.3%
Anglo American plc	87,073	3,005,690

Spain—2.3%
ACS Actividades de Construccion y Servicios S.A.	16,179	434,008
Aena SME S.A. (a)	5,006	863,937
Amadeus IT Group S.A. (a)	31,249	2,053,889
Banco Bilbao Vizcaya Argentaria S.A.	446,318	2,945,667
Banco Santander S.A.	1,173,603	4,253,115
CaixaBank S.A.	312,332	969,002
Cellnex Telecom S.A.	35,254	2,174,251
EDP Renovaveis S.A.	20,247	498,892
Enagas S.A.	15,136	336,567
Endesa S.A.	23,384	471,861
Ferrovial S.A.	30,693	890,630
Grifols S.A.	21,632	527,727
Iberdrola S.A.	402,531	4,022,385
Industria de Diseno Textil S.A	75,348	2,742,770
Naturgy Energy Group S.A. (d)	20,891	526,231

Spain—(Continued)
Red Electrica Corp. S.A.	29,209	584,143
Repsol S.A.	95,651	1,243,005
Siemens Gamesa Renewable Energy S.A. (a)	18,682	472,470
Telefonica S.A.	334,884	1,561,693

		27,572,243

Sweden—3.3%
Alfa Laval AB	21,114	787,280
Assa Abloy AB - Class B	69,609	2,019,677
Atlas Copco AB - A Shares	44,265	2,686,924
Atlas Copco AB - B Shares	25,535	1,306,212
Boliden AB	20,002	643,898
Electrolux AB - Series B (d)	17,118	395,561
Embracer Group AB (a)	36,038	346,676
Epiroc AB - A Shares	42,693	880,592
Epiroc AB - B Shares	28,433	502,710
EQT AB	21,308	878,261
Essity AB - Class B	38,912	1,208,575
Evolution AB	11,608	1,765,694
Fastighets AB Balder - B Shares (a)	7,346	440,911
H & M Hennes & Mauritz AB - B Shares (a)	51,313	1,041,065
Hexagon AB - B Shares	133,449	2,057,580
Husqvarna AB - B Shares	25,677	306,530
ICA Gruppen AB	6,861	314,794
Industrivarden AB - A Shares	7,751	247,214
Industrivarden AB - C Shares	10,214	314,890
Investment AB Latour - B Shares	10,798	334,326
Investor AB - B Shares	126,480	2,709,966
Kinnevik AB - B Shares (a)	17,515	617,971
L E Lundbergforetagen AB - B Shares	6,090	332,799
Lundin Energy AB	13,010	483,275
Nibe Industrier AB - B Shares	100,180	1,259,187
Sandvik AB	79,069	1,805,729
Securitas AB - B Shares	21,462	340,599
Sinch AB (a)	31,980	616,680
Skandinaviska Enskilda Banken AB - Class A	114,349	1,612,269
Skanska AB - B Shares	24,008	602,129
SKF AB - B Shares	25,976	611,749
Svenska Cellulosa AB SCA - Class B	44,191	683,329
Svenska Handelsbanken AB - A Shares	98,487	1,105,536
Swedbank AB - A Shares	57,325	1,160,309
Swedish Match AB	109,190	958,249
Tele2 AB - B Shares (d)	34,110	504,218
Telefonaktiebolaget LM Ericsson - B Shares (d)	194,193	2,196,307
Telia Co. AB	186,769	770,605
Volvo AB - A Shares	14,069	319,166
Volvo AB - B Shares	97,294	2,187,398

		39,356,840

Switzerland—9.8%
ABB, Ltd.	117,440	3,910,750
Adecco Group AG	10,992	549,958
Alcon, Inc.	34,715	2,809,536
Baloise Holding AG	3,599	548,225
Banque Cantonale Vaudoise	2,200	167,147
Barry Callebaut AG	251	567,322

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Chocoladefabriken Lindt & Spruengli AG	7	$821,184
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	65	727,457
Cie Financiere Richemont S.A. - Class A	36,016	3,710,150
Clariant AG	13,958	261,261
Coca-Cola HBC AG	13,800	443,869
Credit Suisse Group AG	171,578	1,699,518
EMS-Chemie Holding AG	423	397,757
Ferguson plc	14,600	2,025,321
Geberit AG	2,545	1,868,167
Givaudan S.A.	625	2,851,822
Glencore plc	665,854	3,146,756
Holcim, Ltd.	35,449	1,703,825
Julius Baer Group, Ltd.	15,725	1,039,070
Kuehne & Nagel International AG	3,794	1,287,948
Logitech International S.A.	11,995	1,061,299
Lonza Group AG	5,127	3,837,396
Nestle S.A.	196,542	23,624,903
Novartis AG	151,473	12,414,887
Partners Group Holding AG	1,502	2,335,923
Roche Holding AG	47,929	17,472,596
Roche Holding AG	2,240	918,801
Schindler Holding AG	1,428	366,783
Schindler Holding AG (Participation Certificate)	2,909	777,665
SGS S.A.	404	1,173,603
Sika AG	9,838	3,108,708
Sonova Holding AG	3,655	1,377,149
STMicroelectronics NV	47,982	2,092,978
Straumann Holding AG	661	1,181,723
Swatch Group AG (The)	4,374	225,040
Swatch Group AG (The) - Bearer Shares	2,245	587,929
Swiss Life Holding AG	2,117	1,072,469
Swiss Prime Site AG	4,615	449,002
Swiss Re AG	20,610	1,753,906
Swisscom AG	1,853	1,062,945
Temenos AG	4,465	605,797
UBS Group AG	244,814	3,908,348
Vifor Pharma AG	3,649	472,016
Zurich Insurance Group AG	10,159	4,138,319

		116,557,228

Taiwan—0.1%
Sea, Ltd. (ADR) (a)	4,800	1,529,904

United Arab Emirates—0.0%
NMC Health plc (a) (b) (c)	7,569	0

United Kingdom—11.9%
3i Group plc	70,865	1,221,505
Abrdn plc	153,329	526,778
Admiral Group plc	11,968	499,820
Ashtead Group plc	30,486	2,314,196
Associated British Foods plc	23,588	586,502
AstraZeneca plc	105,486	12,707,845
Auto Trader Group plc	75,401	597,061
AVEVA Group plc	8,176	395,147
Aviva plc	274,960	1,464,488

United Kingdom—(Continued)
BAE Systems plc	226,228	1,711,137
Barclays plc	1,150,059	2,935,163
Barratt Developments plc	69,622	614,811
Berkeley Group Holdings plc	7,129	417,886
BP plc	1,387,480	6,289,782
British American Tobacco plc	148,665	5,190,490
British Land Co. plc (The) (REIT)	61,629	407,318
BT Group plc (a)	556,137	1,195,251
Bunzl plc	23,720	784,132
Burberry Group plc	29,504	718,879
CNH Industrial NV	72,572	1,229,443
Coca-Cola Europacific Partners plc	13,100	724,299
Compass Group plc (a)	123,575	2,530,166
Croda International plc	10,121	1,156,588
DCC plc	7,008	580,455
Diageo plc	160,308	7,729,576
Direct Line Insurance Group plc	89,919	351,074
Entain plc (a)	39,400	1,128,658
Experian plc	64,290	2,672,544
GlaxoSmithKline plc	346,658	6,547,962
Halma plc	27,211	1,038,716
Hargreaves Lansdown plc	27,409	526,568
HSBC Holdings plc	1,391,262	7,283,557
Imperial Brands plc	64,428	1,345,519
Informa plc (a)	109,833	805,370
InterContinental Hotels Group plc (a)	11,718	751,924
Intertek Group plc	11,659	778,902
J Sainsbury plc	120,106	460,246
JD Sports Fashion plc	30,679	432,232
Johnson Matthey plc	11,701	422,329
Kingfisher plc	148,300	671,420
Land Securities Group plc (REIT)	54,641	508,939
Legal & General Group plc	407,374	1,539,442
Lloyds Banking Group plc	4,444,262	2,766,504
London Stock Exchange Group plc	22,513	2,250,804
M&G plc	182,005	498,465
Melrose Industries plc	307,206	711,378
Mondi plc	35,550	869,542
National Grid plc	237,730	2,829,864
NatWest Group plc	394,882	1,199,089
Next plc	8,268	907,360
Ocado Group plc (a)	33,748	751,130
Pearson plc	51,825	495,866
Persimmon plc	22,805	813,207
Phoenix Group Holdings plc	39,867	344,986
Prudential plc	178,490	3,467,410
Reckitt Benckiser Group plc	48,418	3,792,319
RELX plc	133,253	3,842,720
Rentokil Initial plc	132,544	1,039,150
Rio Tinto plc	75,852	5,011,747
Rolls-Royce Holdings plc (a)	570,838	1,074,695
Sage Group plc (The)	77,930	744,318
Schroders plc	7,869	378,198
Segro plc (REIT)	79,379	1,274,645
Severn Trent plc	17,094	598,176
Smith & Nephew plc	58,520	1,005,706
Smiths Group plc	25,708	493,143

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Spirax-Sarco Engineering plc	5,277	$1,061,260
SSE plc	70,245	1,476,082
St. James’s Place plc	38,927	789,175
Standard Chartered plc	187,074	1,097,140
Taylor Wimpey plc	255,125	527,278
Tesco plc	495,901	1,683,131
Unilever plc	178,189	9,639,339
United Utilities Group plc	48,927	636,625
Vodafone Group plc	1,907,547	2,887,467
Whitbread plc (a)	13,755	612,192
WM Morrison Supermarkets plc	168,688	669,096
WPP plc	80,473	1,082,092

		141,115,419

United States—0.1%
Jackson Financial, Inc. - Class A (a)	4,462	116,012
QIAGEN NV (a)	15,184	789,894

		905,906

Total Common Stocks (Cost $818,577,572)		1,136,291,862

Mutual Funds—2.4%

United States—2.4%
iShares MSCI EAFE ETF (d)(e) (Cost $29,717,456)	372,000	29,019,720

Preferred Stocks—0.6%

Germany—0.6%
Bayerische Motoren Werke (BMW) AG	3,581	273,570
Fuchs Petrolub SE	4,900	229,367
Henkel AG & Co. KGaA	12,972	1,204,966
Porsche Automobil Holding SE	11,105	1,107,232
Sartorius AG	1,841	1,173,044
Volkswagen AG	12,798	2,868,425

Total Preferred Stocks (Cost $4,216,597)		6,856,604

Rights—0.0%

Australia—0.0%
Transurban Group (a)	21,271	16,134

France—0.0%
Veolia Environnement S.A., Expires 10/01/21 (a) (d)	38,959	31,986

Germany—0.0%
Deutsche Lufthansa AG, Expires 10/05/21 (a) (d)	17,782	48,615

Total Rights (Cost $89,114)		96,735

Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (a) (Cost $0)	78,908	37,219

Short-Term Investments—1.2%

Discount Note—0.3%
Federal Home Loan Bank 0.001%, 10/06/21 (f)	4,000,000	3,999,989

U.S. Treasury—0.9%
U.S. Treasury Bill 0.041%, 02/24/22 (f)	10,000,000	9,997,972

Total Short-Term Investments (Cost $13,998,357)		13,997,961

Securities Lending Reinvestments (g)—0.8%

Repurchase Agreements—0.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $913,857; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $932,133.	913,856	913,856
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,187,957; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $1,211,716.	1,187,955	1,187,955
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $400,002; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $408,002.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $20,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $22,201.	20,000	20,000

		4,521,811

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	100,000	$100,000

Mutual Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (h)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	400,000	400,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (h)	400,000	400,000

		5,000,000

Total Securities Lending Reinvestments (Cost $9,621,811)		9,621,811

Total Investments— 100.5% (Cost $876,220,907)		1,195,921,912
Other assets and liabilities (net)—(0.5)%		(5,465,349)

Net Assets—100.0%		$1,190,456,563

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $51,481,439 and the collateral received consisted of cash in the amount of $9,621,811 and non-cash collateral with a value of $46,002,502. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $6,240,800.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Banks	8.3
Pharmaceuticals	7.9
Insurance	4.7
Chemicals	3.4
Oil, Gas & Consumable Fuels	3.3
Automobiles	3.2
Semiconductors & Semiconductor Equipment	3.1
Food Products	3.1
Machinery	3.0
Textiles, Apparel & Luxury Goods	3.0

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/17/21	115	USD	13,035,250	$(582,139)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTII-195

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$80,454,611	$0	$80,454,611
Austria	—	2,527,512	—	2,527,512
Belgium	—	9,334,589	—	9,334,589
Chile	—	484,655	—	484,655
China	—	7,078,632	—	7,078,632
Denmark	—	30,053,473	—	30,053,473
Finland	—	14,517,462	—	14,517,462
France	—	124,104,756	—	124,104,756
Germany	85,846	96,843,108	—	96,928,954
Hong Kong	451,690	30,986,022	—	31,437,712
Ireland	—	9,051,975	—	9,051,975
Israel	2,728,544	4,384,541	—	7,113,085
Italy	—	23,301,803	—	23,301,803
Japan	—	276,008,499	—	276,008,499
Jordan	—	371,026	—	371,026
Luxembourg	—	2,929,492	—	2,929,492
Macau	—	361,505	—	361,505
Netherlands	1,339,376	64,085,024	—	65,424,400
New Zealand	—	3,575,429	—	3,575,429
Norway	—	7,205,608	—	7,205,608
Poland	—	231,910	—	231,910
Portugal	—	1,776,887	0	1,776,887
Russia	—	302,323	—	302,323
Singapore	427,254	11,245,080	—	11,672,334
South Africa	—	3,005,690	—	3,005,690
Spain	—	27,572,243	—	27,572,243
Sweden	—	39,356,840	—	39,356,840
Switzerland	—	116,557,228	—	116,557,228
Taiwan	1,529,904	—	—	1,529,904
United Arab Emirates	—	—	0	0
United Kingdom	724,299	140,391,120	—	141,115,419
United States	116,012	789,894	—	905,906
Total Common Stocks	7,402,925	1,128,888,937	0	1,136,291,862
Total Mutual Funds*	29,019,720	—	—	29,019,720
Total Preferred Stocks*	—	6,856,604	—	6,856,604
Rights
Australia	16,134	—	—	16,134
France	—	31,986	—	31,986
Germany	48,615	—	—	48,615

BHFTII-196

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Rights	$64,749	$31,986	$—	$96,735
Total Warrants*	37,219	—	—	37,219
Total Short-Term Investments*	—	13,997,961	—	13,997,961
Securities Lending Reinvestments
Repurchase Agreements	—	4,521,811	—	4,521,811
Time Deposit	—	100,000	—	100,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	4,621,811	—	9,621,811
Total Investments	$41,524,613	$1,154,397,299	$0	$1,195,921,912

Collateral for Securities Loaned (Liability)	$—	$(9,621,811)	$—	$(9,621,811)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(582,139)	$—	$—	$(582,139)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2021 is not presented.

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
AAR Corp. (a)	13,862	$449,545
Aerojet Rocketdyne Holdings, Inc.	26,460	1,152,333
Aerovironment, Inc. (a)	8,365	722,067
Astronics Corp. (a)	2,853	40,113
Byrna Technologies, Inc. (a)	7,406	161,895
Ducommun, Inc. (a)	4,992	251,347
Kaman Corp.	10,494	374,321
Kratos Defense & Security Solutions, Inc. (a) (b)	42,530	948,844
Maxar Technologies, Inc. (b)	25,404	719,441
Moog, Inc. - Class A	10,412	793,707
National Presto Industries, Inc.	1,408	115,569
PAE, Inc. (a)	24,846	148,579
Park Aerospace Corp.	7,125	97,470
Parsons Corp. (a) (b)	10,160	343,001
Triumph Group, Inc. (a)	22,281	415,095
Vectrus, Inc. (a)	3,920	197,098

		6,930,425

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	20,568	530,860
Atlas Air Worldwide Holdings, Inc. (a) (b)	10,161	829,951
Echo Global Logistics, Inc. (a)	8,948	426,909
Forward Air Corp.	9,652	801,309
Hub Group, Inc. - Class A (a)	12,207	839,231
Radiant Logistics, Inc. (a)	14,341	91,639

		3,519,899

Airlines—0.4%
Allegiant Travel Co. (a)	5,412	1,057,938
Frontier Group Holdings, Inc. (a)	14,756	232,997
Hawaiian Holdings, Inc. (a)	18,138	392,869
Mesa Air Group, Inc. (a)	12,517	95,880
SkyWest, Inc. (a)	16,673	822,646
Spirit Airlines, Inc. (a) (b)	34,929	906,058
Sun Country Airlines Holdings, Inc. (a)	7,209	241,790

		3,750,178

Auto Components—1.2%
Adient plc (a) (b)	32,641	1,352,969
American Axle & Manufacturing Holdings, Inc. (a)	39,736	350,074
Cooper-Standard Holdings, Inc. (a)	7,930	173,746
Dana, Inc.	49,995	1,111,889
Dorman Products, Inc. (a)	9,738	921,897
Fox Factory Holding Corp. (a)	14,677	2,121,414
Gentherm, Inc. (a)	11,505	931,100
Goodyear Tire & Rubber Co. (The) (a)	95,413	1,688,810
LCI Industries	8,570	1,153,779
Modine Manufacturing Co. (a)	17,718	200,745
Motorcar Parts of America, Inc. (a) (b)	3,648	71,136
Patrick Industries, Inc.	8,089	673,814
Standard Motor Products, Inc.	6,921	302,517
Stoneridge, Inc. (a)	6,543	133,412
Tenneco, Inc. - Class A (a)	19,409	276,966
Visteon Corp. (a)	10,183	961,173
XPEL, Inc. (a)	6,947	526,999

		12,952,440

Automobiles—0.3%
Arcimoto, Inc. (a) (b)	10,469	119,661
Canoo, Inc. (a) (b)	40,499	311,437
Fisker, Inc. (a) (b)	58,292	853,978
Lordstown Motors Corp. - Class A (a) (b)	43,537	347,425
Winnebago Industries, Inc. (b)	12,095	876,283
Workhorse Group, Inc. (a) (b)	34,506	263,971

		2,772,755

Banks—7.9%
1st Source Corp.	5,951	281,125
Allegiance Bancshares, Inc.	6,717	256,254
Altabancorp (b)	7,011	309,606
Amerant Bancorp, Inc. (a)	10,329	255,539
American National Bankshares, Inc.	4,311	142,435
Ameris Bancorp	23,061	1,196,405
Arrow Financial Corp.	6,946	238,676
Associated Banc-Corp. (b)	54,077	1,158,329
Atlantic Capital Bancshares, Inc. (a)	9,156	242,542
Atlantic Union Bankshares Corp.	26,629	981,279
Banc of California, Inc. (b)	13,185	243,791
BancFirst Corp. (b)	6,879	413,565
Bancorp, Inc. (The) (a)	17,243	438,834
BancorpSouth Bank	35,160	1,047,065
Bank First Corp. (b)	2,663	188,727
Bank of Marin Bancorp	5,192	195,998
Bank of NT Butterfield & Son, Ltd. (The)	17,296	614,181
BankUnited, Inc. (b)	32,281	1,349,991
Banner Corp.	12,017	663,459
Bar Harbor Bankshares (b)	5,292	148,441
Berkshire Hills Bancorp, Inc.	15,062	406,373
Blue Ridge Bankshares, Inc. (b)	7,472	131,432
Brookline Bancorp, Inc. (b)	26,855	409,807
Bryn Mawr Bank Corp.	6,869	315,631
Business First Bancshares, Inc. (b)	9,672	226,228
Byline Bancorp, Inc.	8,821	216,644
Cadence Bancorp	40,242	883,714
Cambridge Bancorp (b)	2,648	233,024
Camden National Corp.	6,031	288,885
Capital City Bank Group, Inc.	5,769	142,725
Capstar Financial Holdings, Inc.	7,899	167,775
Carter Bankshares, Inc. (a)	4,313	61,331
Cathay General Bancorp	27,332	1,131,271
CBTX, Inc. (b)	8,948	236,048
Central Pacific Financial Corp.	8,164	209,652
Century Bancorp, Inc. - Class A	986	113,627
CIT Group, Inc.	35,270	1,832,276
Citizens & Northern Corp.	6,038	152,520
City Holding Co.	5,713	445,100
Civista Bancshares, Inc.	3,464	80,469
CNB Financial Corp.	6,782	165,074
Coastal Financial Corp. (a)	3,437	109,503
Columbia Banking System, Inc. (b)	27,046	1,027,478
Community Bank System, Inc. (b)	19,027	1,301,827
Community Trust Bancorp, Inc.	5,081	213,910
ConnectOne Bancorp, Inc.	13,780	413,538
CrossFirst Bankshares, Inc. (a) (b)	16,519	214,747
Customers Bancorp, Inc. (a)	10,596	455,840

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
CVB Financial Corp. (b)	41,945	$854,420
Dime Community Bancshares, Inc.	13,667	446,364
Eagle Bancorp, Inc.	11,013	633,247
Eastern Bankshares, Inc.	60,633	1,230,850
Enterprise Bancorp, Inc. (b)	3,354	120,576
Enterprise Financial Services Corp.	13,219	598,556
Equity Bancshares, Inc. - Class A (b)	4,632	154,616
Farmers National Banc Corp. (b)	9,316	146,354
FB Financial Corp.	12,729	545,820
Financial Institutions, Inc.	6,461	198,030
First Bancorp (b)	10,089	433,928
First Bancorp, Inc. (The) (b)	3,758	109,508
First BanCorp/Puerto Rico	64,910	853,566
First Bancshares, Inc. (The) (b)	6,912	268,047
First Busey Corp.	18,478	455,113
First Commonwealth Financial Corp.	28,155	383,753
First Community Bancshares, Inc.	5,650	179,218
First Financial Bancorp	32,896	770,095
First Financial Bankshares, Inc. (b)	46,109	2,118,709
First Financial Corp. (b)	5,707	239,979
First Foundation, Inc. (b)	13,919	366,070
First Internet Bancorp	3,385	105,544
First Interstate BancSystem, Inc. - Class A	14,090	567,263
First Merchants Corp.	18,811	787,052
First Mid Bancshares, Inc. (b)	6,036	247,838
First Midwest Bancorp, Inc.	39,602	752,834
First of Long Island Corp. (The)	5,760	118,656
Flushing Financial Corp.	10,410	235,266
Fulton Financial Corp. (b)	52,704	805,317
German American Bancorp, Inc. (b)	8,481	327,621
Glacier Bancorp, Inc.	33,518	1,855,221
Great Southern Bancorp, Inc.	3,405	186,628
Great Western Bancorp, Inc.	19,257	630,474
Guaranty Bancshares, Inc.	2,906	104,180
Hancock Whitney Corp.	29,980	1,412,658
Hanmi Financial Corp.	11,484	230,369
HarborOne Bancrop, Inc.	12,519	175,767
Heartland Financial USA, Inc. (b)	14,503	697,304
Heritage Commerce Corp. (b)	20,634	239,973
Heritage Financial Corp. (b)	12,295	313,522
Hilltop Holdings, Inc. (b)	22,119	722,628
Home BancShares, Inc.	52,868	1,243,984
HomeTrust Bancshares, Inc.	5,432	151,987
Hope Bancorp, Inc.	41,430	598,249
Horizon Bancorp (b)	15,903	288,958
Howard Bancorp, Inc. (a)	4,816	97,668
Independent Bank Corp.	7,375	158,415
Independent Bank Corp. (b)	11,312	861,409
Independent Bank Group, Inc.	13,038	926,220
International Bancshares Corp.	19,040	792,826
Investors Bancorp, Inc.	74,899	1,131,724
Lakeland Bancorp, Inc.	13,693	241,408
Lakeland Financial Corp.	8,350	594,854
Live Oak Bancshares, Inc. (b)	11,266	716,856
Mercantile Bank Corp.	7,713	247,047
Metrocity Bankshares, Inc.	7,472	156,688
Metropolitan Bank Holding Corp. (a)	3,249	273,891

Banks—(Continued)
Mid Penn Bancorp, Inc. (b)	3,587	98,822
Midland States Bancorp, Inc.	10,034	248,141
MidWestOne Financial Group, Inc.	6,292	189,767
MVB Financial Corp. (b)	3,791	162,369
National Bank Holdings Corp. - Class A	10,343	418,685
NBT Bancorp, Inc.	16,085	580,990
Nicolet Bankshares, Inc. (a)	3,718	275,801
Northrim BanCorp, Inc.	2,219	94,330
OceanFirst Financial Corp.	20,664	442,416
OFG Bancorp	17,884	451,034
Old National Bancorp (b)	55,076	933,538
Old Second Bancorp, Inc. (b)	9,998	130,574
Origin Bancorp, Inc. (b)	9,357	396,269
Orrstown Financial Services, Inc. (b)	3,982	93,179
Pacific Premier Bancorp, Inc.	33,400	1,384,096
Park National Corp.	4,856	592,189
Peapack Gladstone Financial Corp.	8,311	277,255
Peoples Bancorp, Inc.	8,443	266,883
Peoples Financial Services Corp. (b)	2,533	115,429
Preferred Bank (b)	4,747	316,530
Primis Financial Corp. (b)	3,536	51,131
QCR Holdings, Inc.	5,876	302,261
RBB Bancorp	7,829	197,369
Reliant Bancorp, Inc.	6,730	212,601
Renasant Corp.	19,074	687,618
Republic Bancorp, Inc. - Class A (b)	3,075	155,749
S&T Bancorp, Inc.	14,575	429,525
Sandy Spring Bancorp, Inc. (b)	16,009	733,532
Seacoast Banking Corp. of Florida	17,463	590,424
ServisFirst Bancshares, Inc.	17,302	1,346,096
Sierra Bancorp	5,841	141,819
Silvergate Capital Corp. - Class A (a)	8,210	948,255
Simmons First National Corp. - Class A	38,358	1,133,862
SmartFinancial, Inc.	5,462	141,193
South Plains Financial, Inc.	3,888	94,789
South State Corp. (b)	23,862	1,781,776
Southern First Bancshares, Inc. (a) (b)	3,434	183,719
Southside Bancshares, Inc. (b)	11,347	434,477
Spirit of Texas Bancshares, Inc.	4,640	112,288
Stock Yards Bancorp, Inc. (b)	8,157	478,408
Summit Financial Group, Inc.	4,135	101,349
Texas Capital Bancshares, Inc. (a)	17,594	1,055,992
Tompkins Financial Corp.	5,099	412,560
Towne Bank	23,282	724,303
TriCo Bancshares	9,639	418,333
TriState Capital Holdings, Inc. (a)	11,422	241,575
Triumph Bancorp, Inc. (a)	8,184	819,464
Trustmark Corp.	21,627	696,822
UMB Financial Corp.	15,172	1,467,284
United Bankshares, Inc. (b)	44,017	1,601,338
United Community Banks, Inc.	30,118	988,473
Univest Financial Corp.	12,133	332,323
Valley National Bancorp	132,694	1,766,157
Veritex Holdings, Inc.	16,326	642,591
Washington Trust Bancorp, Inc. (b)	6,931	367,204
WesBanco, Inc.	23,426	798,358

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
West Bancorp, Inc. (b)	7,090	$212,913
Westamerica Bancorp	9,691	545,216

		82,875,253

Beverages—0.4%
Celsius Holdings, Inc. (a)	18,716	1,686,125
Coca-Cola Consolidated, Inc.	1,741	686,267
Duckhorn Portfolio, Inc. (The) (a) (b)	9,070	207,612
MGP Ingredients, Inc. (b)	4,809	313,066
National Beverage Corp. (b)	8,223	431,625
Primo Water Corp.	54,871	862,572

		4,187,267

Biotechnology—9.3%
4D Molecular Therapeutics, Inc. (a) (b)	7,979	215,194
ACADIA Pharmaceuticals, Inc. (a) (b)	43,086	715,658
Adagio Therapeutics, Inc. (a) (b)	7,740	326,938
Aeglea BioTherapeutics, Inc. (a)	15,353	122,056
Affimed NV (a)	41,632	257,286
Agenus, Inc. (a)	58,768	308,532
Agios Pharmaceuticals, Inc. (a) (b)	20,321	937,814
Akebia Therapeutics, Inc. (a)	63,726	183,531
Akero Therapeutics, Inc. (a) (b)	9,830	219,701
Akouos, Inc. (a) (b)	9,074	105,349
Albireo Pharma, Inc. (a)	6,398	199,618
Aldeyra Therapeutics, Inc. (a)	9,417	82,681
Alector, Inc. (a) (b)	20,549	468,928
Aligos Therapeutics, Inc. (a) (b)	8,308	128,857
Alkermes plc (a)	57,471	1,772,406
Allakos, Inc. (a)	12,558	1,329,515
Allogene Therapeutics, Inc. (a) (b)	22,907	588,710
Allovir, Inc. (a)	11,916	298,615
Altimmune, Inc. (a)	12,799	144,757
ALX Oncology Holdings, Inc. (a)	6,780	500,771
Amicus Therapeutics, Inc. (a) (b)	94,876	906,066
AnaptysBio, Inc. (a) (b)	7,034	190,762
Anavex Life Sciences Corp. (a) (b)	23,292	418,091
Anika Therapeutics, Inc. (a) (b)	7,087	301,623
Annexon, Inc. (a) (b)	10,674	198,643
Apellis Pharmaceuticals, Inc. (a)	24,199	797,599
Applied Molecular Transport, Inc. (a) (b)	8,573	221,784
Applied Therapeutics, Inc. (a)	7,129	118,341
Arbutus Biopharma Corp. (a)	30,042	128,880
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,412	354,145
Arcus Biosciences, Inc. (a) (b)	15,912	554,851
Arcutis Biotherapeutics, Inc. (a) (b)	10,548	251,992
Arena Pharmaceuticals, Inc. (a)	21,270	1,266,629
Arrowhead Pharmaceuticals, Inc. (a)	35,999	2,247,418
Atara Biotherapeutics, Inc. (a) (b)	29,753	532,579
Athenex, Inc. (a) (b)	11,739	35,334
Athersys, Inc. (a) (b)	77,368	102,899
Atossa Therapeutics, Inc. (a) (b)	19,919	64,936
Avid Bioservices, Inc. (a) (b)	23,713	511,489
Avidity Biosciences, Inc. (a) (b)	12,243	301,545
Avita Medical, Inc. (a) (b)	10,458	185,316
Avrobio, Inc. (a)	14,655	81,775

Biotechnology—(Continued)
Beam Therapeutics, Inc. (a) (b)	17,300	1,505,273
Beyondspring, Inc. (a) (b)	8,173	128,806
BioAtla, Inc. (a) (b)	4,977	146,523
BioCryst Pharmaceuticals, Inc. (a) (b)	62,014	891,141
Biohaven Pharmaceutical Holding Co., Ltd. (a)	19,281	2,678,324
Bioxcel Therapeutics, Inc. (a)	6,276	190,477
Bluebird Bio, Inc. (a)	24,496	468,119
Blueprint Medicines Corp. (a)	20,651	2,123,129
Bolt Biotherapeutics, Inc. (a) (b)	9,513	120,339
Bridgebio Pharma, Inc. (a) (b)	38,327	1,796,386
Brooklyn ImmunoTherapeutics, Inc. (a) (b)	10,805	100,487
C4 Therapeutics, Inc. (a) (b)	13,320	595,138
Cardiff Oncology, Inc. (a) (b)	14,624	97,396
CareDx, Inc. (a)	17,647	1,118,290
Caribou Biosciences, Inc. (a)	7,531	179,765
Catalyst Pharmaceuticals, Inc. (a)	25,698	136,199
CEL-SCI Corp. (a) (b)	14,494	159,289
Celldex Therapeutics, Inc. (a)	16,056	866,863
Century Therapeutics, Inc. (a) (b)	4,939	124,265
Cerevel Therapeutics Holdings, Inc. (a) (b)	15,873	468,254
ChemoCentryx, Inc. (a)	19,189	328,132
Chimerix, Inc. (a)	15,165	93,871
Chinook Therapeutics, Inc. (a) (b)	12,517	159,717
Clovis Oncology, Inc. (a) (b)	20,765	92,612
Codiak Biosciences, Inc. (a) (b)	6,809	111,191
Cogent Biosciences, Inc. (a) (b)	14,022	117,925
Coherus Biosciences, Inc. (a) (b)	21,324	342,677
Cortexyme, Inc. (a) (b)	7,212	661,052
Crinetics Pharmaceuticals, Inc. (a)	11,648	245,190
Cue Biopharma, Inc. (a)	6,347	92,476
Cullinan Oncology, Inc. (a) (b)	9,808	221,367
Curis, Inc. (a)	23,574	184,584
Cytokinetics, Inc. (a)	28,828	1,030,313
CytomX Therapeutics, Inc. (a) (b)	9,880	50,289
Day One Biopharmaceuticals, Inc. (a) (b)	4,806	114,046
Deciphera Pharmaceuticals, Inc. (a) (b)	15,140	514,457
Denali Therapeutics, Inc. (a)	32,389	1,634,025
DermTech, Inc. (a) (b)	8,843	283,949
Dicerna Pharmaceuticals, Inc. (a) (b)	24,854	501,057
Dynavax Technologies Corp. (a)	36,559	702,298
Dyne Therapeutics, Inc. (a)	12,586	204,397
Eagle Pharmaceuticals, Inc. (a) (b)	4,988	278,231
Editas Medicine, Inc. (a) (b)	23,602	969,570
Emergent BioSolutions, Inc. (a)	17,598	881,132
Enanta Pharmaceuticals, Inc. (a)	6,820	387,444
Epizyme, Inc. (a) (b)	32,828	168,079
Erasca, Inc. (a) (b)	8,360	177,399
Fate Therapeutics, Inc. (a) (b)	28,366	1,681,253
FibroGen, Inc. (a) (b)	24,942	254,907
Flexion Therapeutics, Inc. (a)	18,164	110,800
Foghorn Therapeutics, Inc. (a) (b)	8,683	120,954
Forma Therapeutics Holdings, Inc. (a)	11,944	276,981
G1 Therapeutics, Inc. (a) (b)	9,940	133,395
Generation Bio Co. (a) (b)	15,606	391,242
Geron Corp. (a) (b)	62,775	86,002
Global Blood Therapeutics, Inc. (a) (b)	21,706	553,069
Gossamer Bio, Inc. (a) (b)	16,688	209,768

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Graphite Bio, Inc. (a) (b)	6,861	$112,452
Gritstone Oncology, Inc. (a)	10,389	112,201
Halozyme Therapeutics, Inc. (a)	50,182	2,041,404
Heron Therapeutics, Inc. (a) (b)	32,773	350,343
Homology Medicines, Inc. (a) (b)	15,738	123,858
Humanigen, Inc. (a) (b)	18,193	107,884
iBio, Inc. (a) (b)	83,176	88,167
Icosavax, Inc. (a) (b)	5,257	155,555
Ideaya Biosciences, Inc. (a) (b)	10,897	277,765
IGM Biosciences, Inc. (a) (b)	3,333	219,178
Immuneering Corp. - Class A (a) (b)	3,719	98,739
Immunitybio, Inc. (a) (b)	16,651	162,181
ImmunoGen, Inc. (a)	59,241	335,896
Immunovant, Inc. (a)	15,009	130,428
Infinity Pharmaceuticals, Inc. (a)	33,123	113,281
Inhibrx, Inc. (a)	11,523	383,831
Inovio Pharmaceuticals, Inc. (a) (b)	60,144	430,631
Insmed, Inc. (a)	40,053	1,103,060
Instil Bio, Inc. (a) (b)	8,390	149,971
Intellia Therapeutics, Inc. (a)	24,153	3,240,125
Intercept Pharmaceuticals, Inc. (a) (b)	11,215	166,543
Invitae Corp. (a) (b)	71,322	2,027,684
Ironwood Pharmaceuticals, Inc. (a) (b)	50,961	665,551
iTeos Therapeutics, Inc. (a) (b)	7,999	215,973
IVERIC bio, Inc. (a) (b)	35,521	576,861
Janux Therapeutics, Inc. (a)	5,302	114,682
Jounce Therapeutics, Inc. (a)	12,647	93,967
Kadmon Holdings, Inc. (a)	57,368	499,675
KalVista Pharmaceuticals, Inc. (a) (b)	6,130	106,969
Karuna Therapeutics, Inc. (a) (b)	8,002	978,885
Karyopharm Therapeutics, Inc. (a) (b)	9,555	55,610
Keros Therapeutics, Inc. (a) (b)	5,456	215,839
Kezar Life Sciences, Inc. (a)	12,936	111,767
Kiniksa Pharmaceuticals, Ltd. - Class A (a)	11,087	126,281
Kinnate Biopharma, Inc. (a)	9,927	228,520
Kodiak Sciences, Inc. (a) (b)	11,661	1,119,223
Kronos Bio, Inc. (a) (b)	15,479	324,440
Krystal Biotech, Inc. (a) (b)	6,648	347,092
Kura Oncology, Inc. (a)	23,723	444,332
Kymera Therapeutics, Inc. (a)	12,247	719,389
Lexicon Pharmaceuticals, Inc. (a)	25,604	123,155
Ligand Pharmaceuticals, Inc. (a)	5,564	775,176
Lineage Cell Therapeutics, Inc. (a) (b)	16,627	41,900
Lyell Immunopharma, Inc. (a) (b)	10,321	152,751
MacroGenics, Inc. (a) (b)	21,059	440,975
Madrigal Pharmaceuticals, Inc. (a) (b)	3,687	294,186
MannKind Corp. (a) (b)	87,398	380,181
MEI Pharma, Inc. (a) (b)	40,973	113,085
MeiraGTx Holdings plc (a) (b)	10,435	137,533
Mersana Therapeutics, Inc. (a)	17,368	163,780
MiMedx Group, Inc. (a)	26,258	159,123
Monte Rosa Therapeutics, Inc. (a) (b)	4,756	105,964
Morphic Holding, Inc. (a)	7,677	434,825
Myriad Genetics, Inc. (a) (b)	27,414	885,198
Neoleukin Therapeutics, Inc. (a) (b)	4,364	31,552
NexImmune, Inc. (a) (b)	7,704	116,639
Nkarta, Inc. (a)	7,243	201,428

Biotechnology—(Continued)
Nurix Therapeutics, Inc. (a) (b)	11,779	352,899
Nuvalent, Inc. - Class A (a) (b)	4,369	98,521
Ocugen, Inc. (a) (b)	56,896	408,513
Olema Pharmaceuticals, Inc. (a) (b)	9,573	263,832
Opko Health, Inc. (a) (b)	140,506	512,847
Organogenesis Holdings, Inc. (a)	14,733	209,798
ORIC Pharmaceuticals, Inc. (a) (b)	11,317	236,638
Passage Bio, Inc. (a)	10,730	106,871
PMV Pharmaceuticals, Inc. (a) (b)	10,611	316,208
Praxis Precision Medicines, Inc. (a)	10,839	200,413
Precigen, Inc. (a) (b)	34,561	172,459
Precision BioSciences, Inc. (a) (b)	12,155	140,269
Prelude Therapeutics, Inc. (a) (b)	4,148	129,625
Prometheus Biosciences, Inc. (a)	4,911	116,440
Protagonist Therapeutics, Inc. (a)	15,088	267,359
Prothena Corp. plc (a)	12,610	898,210
PTC Therapeutics, Inc. (a)	24,991	929,915
Radius Health, Inc. (a)	11,195	138,930
Rapt Therapeutics, Inc. (a)	6,958	216,046
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	10,751	247,381
REGENXBIO, Inc. (a) (b)	15,197	637,058
Relay Therapeutics, Inc. (a) (b)	21,269	670,612
Replimune Group, Inc. (a)	9,865	292,399
REVOLUTION Medicines, Inc. (a) (b)	21,613	594,574
Rhythm Pharmaceuticals, Inc. (a) (b)	15,372	200,758
Rigel Pharmaceuticals, Inc. (a)	61,566	223,485
Rocket Pharmaceuticals, Inc. (a) (b)	14,674	438,606
Rubius Therapeutics, Inc. (a)	16,756	299,597
Sana Biotechnology, Inc. (a) (b)	30,778	693,121
Sangamo Therapeutics, Inc. (a) (b)	44,571	401,585
Scholar Rock Holding Corp. (a)	10,772	355,691
Selecta Biosciences, Inc. (a) (b)	16,470	68,515
Seres Therapeutics, Inc. (a)	12,854	89,464
Shattuck Labs, Inc. (a) (b)	10,943	223,018
Silverback Therapeutics, Inc. (a) (b)	9,098	90,798
Sorrento Therapeutics, Inc. (a) (b)	88,173	672,760
Spectrum Pharmaceuticals, Inc. (a)	60,545	131,988
Spero Therapeutics, Inc. (a) (b)	9,977	183,677
SpringWorks Therapeutics, Inc. (a) (b)	10,552	669,419
SQZ Biotechnologies Co. (a) (b)	9,534	137,480
Stoke Therapeutics, Inc. (a)	7,332	186,526
Sutro Biopharma, Inc. (a)	16,423	310,230
Syndax Pharmaceuticals, Inc. (a) (b)	17,053	325,883
Syros Pharmaceuticals, Inc. (a) (b)	21,697	96,986
Taysha Gene Therapies, Inc. (a) (b)	9,509	177,058
TCR2 Therapeutics, Inc. (a) (b)	11,591	98,639
Tenaya Therapeutics, Inc. (a) (b)	5,857	120,947
TG Therapeutics, Inc. (a) (b)	44,826	1,491,809
Travere Therapeutics, Inc. (a)	21,324	517,107
Trillium Therapeutics, Inc. (a)	38,562	677,149
Turning Point Therapeutics, Inc. (a)	16,488	1,095,298
Twist Bioscience Corp. (a) (b)	16,382	1,752,383
UroGen Pharma, Ltd. (a)	7,354	123,694
Vanda Pharmaceuticals, Inc. (a)	16,331	279,913
Vaxart, Inc. (a) (b)	34,749	276,255
Vaxcyte, Inc. (a) (b)	14,946	379,180
VBI Vaccines, Inc. (a) (b)	48,560	151,022

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Veracyte, Inc. (a) (b)	24,557	$1,140,673
Verastem, Inc. (a)	35,277	108,653
Vericel Corp. (a) (b)	16,730	816,424
Verve Therapeutics, Inc. (a) (b)	5,814	273,258
Viking Therapeutics, Inc. (a) (b)	15,023	94,344
Vir Biotechnology, Inc. (a) (b)	21,642	941,860
Viracta Therapeutics, Inc. (a) (b)	5,069	40,653
VistaGen Therapeutics, Inc. (a) (b)	84,097	230,426
Vor BioPharma, Inc. (a) (b)	8,268	129,642
XBiotech, Inc.	5,892	76,301
Xencor, Inc. (a)	19,810	646,995
Y-mAbs Therapeutics, Inc. (a)	13,415	382,864
Zentalis Pharmaceuticals, Inc. (a)	12,526	834,733
ZIOPHARM Oncology, Inc. (a) (b)	78,239	142,395

		97,330,691

Building Products—1.0%
AAON, Inc.	14,309	934,950
American Woodmark Corp. (a)	6,243	408,105
Apogee Enterprises, Inc.	8,397	317,071
Caesarstone, Ltd.	8,108	100,701
Cornerstone Building Brands, Inc. (a)	14,751	215,512
CSW Industrials, Inc.	5,399	689,452
Gibraltar Industries, Inc. (a)	11,164	777,573
Griffon Corp.	17,255	424,473
Insteel Industries, Inc.	7,079	269,356
JELD-WEN Holding, Inc. (a)	29,336	734,280
Masonite International Corp. (a)	8,366	887,884
PGT Innovations, Inc. (a)	20,640	394,224
Quanex Building Products Corp. (b)	12,585	269,445
Resideo Technologies, Inc. (a)	50,093	1,241,805
Simpson Manufacturing Co., Inc.	15,108	1,616,103
UFP Industries, Inc.	20,840	1,416,703
View, Inc. (a) (b)	20,106	108,974

		10,806,611

Capital Markets—1.5%
Artisan Partners Asset Management, Inc. - Class A	20,001	978,449
AssetMark Financial Holdings, Inc. (a)	6,422	159,715
B. Riley Financial, Inc. (b)	6,563	387,480
BGC Partners, Inc. - Class A (b)	115,464	601,567
Blucora, Inc. (a)	17,555	273,682
Brightsphere Investment Group, Inc.	22,390	585,051
Cohen & Steers, Inc.	8,580	718,747
Cowen, Inc. - Class A (b)	10,078	345,776
Diamond Hill Investment Group, Inc.	856	150,365
Donnelley Financial Solutions, Inc. (a)	10,141	351,081
Federated Hermes, Inc.	33,818	1,099,085
Focus Financial Partners, Inc. - Class A (a) (b)	20,659	1,081,912
GCM Grosvenor, Inc. - Class A (b)	15,754	181,486
Hamilton Lane, Inc. - Class A	11,802	1,001,046
Houlihan Lokey, Inc. (b)	17,606	1,621,513
Moelis & Co. - Class A	21,837	1,351,055
Open Lending Corp. - Class A (a)	37,857	1,365,502
Oppenheimer Holdings, Inc. - Class A	3,028	137,138
Piper Sandler Cos.	6,026	834,360

Capital Markets—(Continued)
PJT Partners, Inc. - Class A	8,339	659,698
Sculptor Capital Management, Inc.	8,165	227,722
StepStone Group, Inc. - Class A	14,477	617,299
Stonex Group, Inc. (a)	5,797	382,022
Virtus Investment Partners, Inc. (b)	2,499	775,490
WisdomTree Investments, Inc. (b)	47,358	268,520

		16,155,761

Chemicals—1.8%
AdvanSix, Inc. (a)	10,869	432,043
American Vanguard Corp.	10,391	156,385
Amyris, Inc. (a)	53,810	738,811
Avient Corp.	32,053	1,485,657
Balchem Corp.	11,200	1,624,784
Cabot Corp.	20,052	1,005,006
Chase Corp. (b)	2,546	260,074
Danimer Scientific, Inc. (a) (b)	26,006	424,938
Ecovyst, Inc.	12,247	142,800
Ferro Corp. (a)	29,657	603,223
GCP Applied Technologies, Inc. (a)	16,057	351,969
Hawkins, Inc.	5,920	206,490
HB Fuller Co.	18,901	1,220,249
Ingevity Corp. (a)	13,754	981,623
Innospec, Inc.	8,439	710,733
Intrepid Potash, Inc. (a)	3,574	110,437
Koppers Holdings, Inc. (a)	8,316	259,958
Kraton Corp. (a)	10,374	473,469
Kronos Worldwide, Inc. (b)	7,992	99,181
Livent Corp. (a) (b)	56,083	1,296,078
Minerals Technologies, Inc.	12,201	852,118
Orion Engineered Carbons S.A. (a)	18,088	329,744
PureCycle Technologies, Inc. (a) (b)	13,329	177,009
Quaker Chemical Corp. (b)	4,904	1,165,779
Rayonier Advanced Materials, Inc. (a)	11,915	89,362
Sensient Technologies Corp.	14,641	1,333,502
Stepan Co.	7,864	888,160
Tredegar Corp. (b)	7,835	95,430
Trinseo S.A.	13,205	712,806
Tronox Holding plc - Class A	41,343	1,019,105
Zymergen, Inc. (a) (b)	7,633	100,527

		19,347,450

Commercial Services & Supplies—1.7%
ABM Industries, Inc.	23,102	1,039,821
ACCO Brands Corp.	32,747	281,297
Brady Corp. - Class A	16,772	850,340
BrightView Holdings, Inc. (a) (b)	10,698	157,903
Brink’s Co. (The) (b)	17,335	1,097,306
Casella Waste Systems, Inc. - Class A (a)	17,693	1,343,606
Cimpress plc (a)	6,224	540,430
CoreCivic, Inc. (a)	34,211	304,478
Covanta Holding Corp.	41,605	837,093
Deluxe Corp. (b)	14,396	516,672
Ennis, Inc.	5,631	106,144
Harsco Corp. (a)	27,344	463,481
Healthcare Services Group, Inc. (b)	27,110	677,479

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Heritage-Crystal Clean, Inc. (a)	6,299	$182,545
Herman Miller, Inc.	25,792	971,327
HNI Corp. (b)	15,112	554,913
Interface, Inc. (b)	20,528	310,999
KAR Auction Services, Inc. (a) (b)	39,025	639,620
Kimball International, Inc. - Class B (b)	6,716	75,219
Matthews International Corp. - Class A	11,034	382,770
Montrose Environmental Group, Inc. (a)	8,200	506,268
Pitney Bowes, Inc. (b)	61,438	442,968
RR Donnelley & Sons Co. (a) (b)	7,901	40,611
SP Plus Corp. (a) (b)	8,026	246,157
Steelcase, Inc. - Class A	26,602	337,313
Tetra Tech, Inc.	18,574	2,773,841
U.S. Ecology, Inc. (a)	11,349	367,140
UniFirst Corp. (b)	5,229	1,111,790
Viad Corp. (a)	6,618	300,523
VSE Corp. (b)	4,405	212,189

		17,672,243

Communications Equipment—0.6%
ADTRAN, Inc.	14,053	263,634
Aviat Networks, Inc. (a)	3,608	118,559
CalAmp Corp. (a) (b)	4,997	49,720
Calix, Inc. (a)	18,967	937,539
Cambium Networks Corp. (a)	3,242	117,328
Clearfield, Inc. (a)	5,119	226,004
Comtech Telecommunications Corp. (b)	9,651	247,162
Digi International, Inc. (a) (b)	11,390	239,418
EMCORE Corp. (a)	2,242	16,770
Extreme Networks, Inc. (a)	43,045	423,993
Harmonic, Inc. (a)	23,282	203,717
Infinera Corp. (a)	53,750	447,200
Inseego Corp. (a) (b)	19,344	128,831
NETGEAR, Inc. (a) (b)	10,251	327,109
NetScout Systems, Inc. (a)	26,188	705,767
Plantronics, Inc. (a) (b)	14,059	361,457
Ribbon Communications, Inc. (a) (b)	24,975	149,351
Viavi Solutions, Inc. (a)	77,249	1,215,899

		6,179,458

Construction & Engineering—1.3%
Ameresco, Inc. - Class A (a) (b)	11,093	648,164
API Group Corp. (a)	68,630	1,396,620
Arcosa, Inc.	18,384	922,325
Argan, Inc.	6,140	268,134
Comfort Systems USA, Inc.	12,500	891,500
Construction Partners, Inc. - Class A (a) (b)	11,691	390,129
Dycom Industries, Inc. (a)	10,606	755,571
EMCOR Group, Inc.	18,442	2,127,838
Fluor Corp. (a) (b)	49,349	788,104
Granite Construction, Inc. (b)	16,882	667,683
Great Lakes Dredge & Dock Corp. (a) (b)	22,694	342,452
IES Holdings, Inc. (a)	3,768	172,160
Infrastructure and Energy Alternatives, Inc. (a)	9,886	112,997
Matrix Service Co. (a) (b)	9,458	98,931
MYR Group, Inc. (a)	5,521	549,339

Construction & Engineering—(Continued)
Northwest Pipe Co. (a)	3,497	82,879
NV5 Global, Inc. (a)	4,636	456,971
Primoris Services Corp.	18,341	449,171
Sterling Construction Co., Inc. (a)	10,373	235,156
Tutor Perini Corp. (a)	9,064	117,651
WillScot Mobile Mini Holdings Corp. (a)	72,394	2,296,338

		13,770,113

Construction Materials—0.2%
Forterra, Inc. (a) (b)	11,105	261,634
Summit Materials, Inc. - Class A (a) (b)	43,444	1,388,905
United States Lime & Minerals, Inc.	743	89,754

		1,740,293

Consumer Finance—0.9%
Atlanticus Holdings Corp. (a) (b)	1,946	103,255
Curo Group Holdings Corp. (b)	8,266	143,250
Encore Capital Group, Inc. (a) (b)	11,191	551,381
Enova International, Inc. (a)	13,516	466,978
EZCORP, Inc. - Class A (a)	17,725	134,178
FirstCash, Inc. (b)	13,449	1,176,788
Green Dot Corp. - Class A (a)	18,477	929,947
LendingClub Corp. (a)	34,752	981,397
LendingTree, Inc. (a)	4,163	582,112
Navient Corp. (b)	59,030	1,164,662
Nelnet, Inc. - Class A (b)	5,967	472,825
Oportun Financial Corp. (a) (b)	7,407	185,397
PRA Group, Inc. (a) (b)	16,379	690,211
PROG Holdings, Inc. (a)	23,030	967,490
Regional Management Corp.	3,196	185,943
World Acceptance Corp. (a) (b)	1,519	287,972

		9,023,786

Containers & Packaging—0.3%
Greif, Inc. - Class A	8,697	561,826
Greif, Inc. - Class B	2,362	153,058
Myers Industries, Inc. (b)	13,639	266,915
O-I Glass, Inc. (a)	51,183	730,381
Pactiv Evergreen, Inc. (b)	10,170	127,328
Ranpak Holdings, Corp. (a)	12,914	346,354
TriMas Corp. (a) (b)	15,686	507,599
UFP Technologies, Inc. (a) (b)	3,225	198,628

		2,892,089

Distributors—0.0%
Funko, Inc. - Class A (a) (b)	9,888	180,060

Diversified Consumer Services—0.7%
2U, Inc. (a) (b)	25,600	859,392
Adtalem Global Education, Inc. (a)	16,606	627,873
American Public Education, Inc. (a)	6,422	164,467
Carriage Services, Inc.	5,721	255,099
Coursera, Inc. (a)	20,589	651,642
European Wax Center, Inc. - Class A (a)	4,374	122,516
Graham Holdings Co. - Class B	1,386	816,576

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Houghton Mifflin Harcourt Co. (a)	44,358	$595,728
Laureate Education, Inc. - Class A (a)	38,106	647,421
OneSpaWorld Holdings, Ltd. (a) (b)	18,915	188,583
Perdoceo Education Corp. (a)	17,933	189,372
PowerSchool Holdings, Inc. - Class A (a) (b)	15,647	385,073
Strategic Education, Inc. (b)	8,893	626,956
Stride, Inc. (a) (b)	15,318	550,529
Vivint Smart Home, Inc. (a)	25,780	243,621
WW International, Inc. (a) (b)	18,914	345,181

		7,270,029

Diversified Financial Services—0.2%
A-Mark Precious Metals, Inc. (a)	3,327	199,687
Alerus Financial Corp.	7,649	228,552
Banco Latinoamericano de Comercio Exterior S.A. - Class E	11,004	193,010
Cannae Holdings, Inc. (a)	30,867	960,272

		1,581,521

Diversified Telecommunication Services—0.6%
Anterix, Inc. (a) (b)	4,083	247,838
ATN International, Inc.	4,754	222,725
Bandwidth, Inc. - Class A (a) (b)	8,108	731,990
Cogent Communications Holdings, Inc.	15,057	1,066,638
Consolidated Communications Holdings, Inc. (a)	17,575	161,514
EchoStar Corp. - Class A (a) (b)	14,853	378,900
Globalstar, Inc. (a) (b)	173,931	290,465
IDT Corp. - Class B (a) (b)	7,323	307,200
Iridium Communications, Inc. (a) (b)	40,552	1,615,997
Liberty Latin America, Ltd. - Class A (a)	14,961	195,690
Liberty Latin America, Ltd. - Class C (a)	53,864	706,696
Ooma, Inc. (a)	8,609	160,214
Radius Global Infrastructure, Inc. - Class A (a) (b)	21,804	356,059

		6,441,926

Electric Utilities—0.6%
ALLETE, Inc.	18,161	1,080,943
MGE Energy, Inc.	12,797	940,580
Otter Tail Corp.	14,660	820,520
PNM Resources, Inc.	29,601	1,464,657
Portland General Electric Co.	31,967	1,502,129

		5,808,829

Electrical Equipment—1.0%
Allied Motion Technologies, Inc.	2,529	79,107
American Superconductor Corp. (a) (b)	10,830	157,901
Array Technologies, Inc. (a)	47,853	886,238
Atkore, Inc. (a)	15,766	1,370,381
AZZ, Inc.	9,520	506,464
Babcock & Wilcox Enterprises, Inc. (a) (b)	7,822	50,139
Beam Global (a) (b)	3,199	87,557
Blink Charging Co. (a) (b)	13,174	376,908
Bloom Energy Corp. - Class A (a) (b)	49,578	928,100
Encore Wire Corp.	7,467	708,096
EnerSys	15,016	1,117,791
Eos Energy Enterprises, Inc. (a) (b)	16,761	235,157

Electrical Equipment—(Continued)
FuelCell Energy, Inc. (a)	116,680	780,589
GrafTech International, Ltd.	70,632	728,922
Romeo Power, Inc. (a) (b)	48,590	240,520
Stem, Inc. (a) (b)	17,794	425,099
Thermon Group Holdings, Inc. (a)	7,621	131,919
TPI Composites, Inc. (a) (b)	11,883	401,051
Vicor Corp. (a)	7,241	971,453

		10,183,392

Electronic Equipment, Instruments & Components—2.1%
908 Devices, Inc. (a) (b)	5,145	167,315
Advanced Energy Industries, Inc.	13,824	1,213,056
Aeva Technologies, Inc. (a) (b)	29,072	230,832
Akoustis Technologies, Inc. (a) (b)	7,791	75,573
Arlo Technologies, Inc. (a)	29,359	188,191
Badger Meter, Inc. (b)	10,136	1,025,155
Belden, Inc.	15,359	894,815
Benchmark Electronics, Inc.	12,513	334,222
CTS Corp.	12,351	381,769
ePlus, Inc. (a)	5,002	513,255
Fabrinet (a)	13,120	1,344,931
FARO Technologies, Inc. (a) (b)	6,602	434,478
Identiv, Inc. (a) (b)	7,717	145,388
II-VI, Inc. (a) (b)	36,796	2,184,211
Insight Enterprises, Inc. (a) (b) (c)	11,745	1,057,990
Itron, Inc. (a)	15,613	1,180,811
Kimball Electronics, Inc. (a) (b)	9,543	245,923
Knowles Corp. (a)	30,951	580,022
Luna Innovations, Inc. (a) (b)	3,903	37,079
Methode Electronics, Inc. (b)	12,930	543,707
MicroVision, Inc. (a) (b)	56,274	621,828
Napco Security Technologies, Inc. (a) (b)	5,652	243,488
nLight, Inc. (a)	14,866	419,073
Novanta, Inc. (a)	12,399	1,915,645
OSI Systems, Inc. (a) (b)	5,771	547,091
PAR Technology Corp. (a) (b)	8,465	520,682
PC Connection, Inc. (b)	3,547	156,174
Plexus Corp. (a) (b) (c)	9,599	858,247
Rogers Corp. (a)	6,728	1,254,637
Sanmina Corp. (a)	22,428	864,375
ScanSource, Inc. (a)	8,101	281,834
TTM Technologies, Inc. (a)	32,186	404,578
Velodyne Lidar, Inc. (a) (b)	16,095	95,282
Vishay Intertechnology, Inc. (b)	45,367	911,423
Vishay Precision Group, Inc. (a)	5,267	183,134

		22,056,214

Energy Equipment & Services—0.8%
Archrock, Inc.	49,321	406,898
Aspen Aerogels, Inc. (a)	7,483	344,293
Bristow Group, Inc. (a) (b)	8,308	264,444
Cactus, Inc. - Class A	19,577	738,444
ChampionX Corp. (a)	70,110	1,567,660
DMC Global, Inc. (a) (b)	6,765	249,696
Dril-Quip, Inc. (a) (b)	12,726	320,441
Frank’s International NV (a)	62,110	182,603

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Helix Energy Solutions Group, Inc. (a)	56,226	$218,157
Helmerich & Payne, Inc. (b)	37,512	1,028,204
Liberty Oilfield Services, Inc. - Class A (a)	31,810	385,855
Nabors Industries, Ltd. (a)	2,206	212,835
National Energy Services Reunited Corp. (a) (b)	11,331	141,864
Newpark Resources, Inc. (a) (b)	5,818	19,199
NexTier Oilfield Solutions, Inc. (a)	44,639	205,339
Oceaneering International, Inc. (a)	35,840	477,389
Oil States International, Inc. (a) (b)	24,658	157,565
Patterson-UTI Energy, Inc.	68,347	615,123
ProPetro Holding Corp. (a)	30,931	267,553
RPC, Inc. (a) (b)	26,045	126,579
Select Energy Services, Inc. - Class A (a) (b)	7,710	40,015
TETRA Technologies, Inc. (a)	18,820	58,718
Tidewater, Inc. (a)	17,119	206,455
U.S. Silica Holdings, Inc. (a) (b)	17,138	136,933

		8,372,262

Entertainment—0.9%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	178,303	6,786,212
Cinemark Holdings, Inc. (a) (b)	34,063	654,350
CuriosityStream, Inc. (a) (b)	4,891	51,551
Eros STX Global Corp. (a)	28,575	26,275
IMAX Corp. (a) (b)	18,129	344,088
Liberty Media Corp-Liberty Braves - Class C (a)	12,842	339,286
Liberty Media Corp. Liberty Braves - Class A (a)	3,713	99,917
Lions Gate Entertainment Corp. - Class A (a)	14,917	211,672
Lions Gate Entertainment Corp. - Class B (a)	34,493	448,409
Madison Square Garden Entertainment Corp. (a) (b)	9,098	661,152
Marcus Corp. (The) (a) (b)	4,158	72,557

		9,695,469

Equity Real Estate Investment Trusts—5.9%
Acadia Realty Trust	30,219	616,770
Agree Realty Corp.	23,549	1,559,650
Alexander & Baldwin, Inc. (a)	26,962	631,989
Alexander’s, Inc.	759	197,811
American Assets Trust, Inc.	17,223	644,485
American Finance Trust, Inc.	30,624	246,217
Apartment Investment & Management Co. - Class A (b)	42,557	291,515
Apple Hospitality REIT, Inc.	69,648	1,095,563
Armada Hoffler Properties, Inc.	15,880	212,316
Braemar Hotels & Resorts, Inc. (a) (b)	19,183	93,038
Brandywine Realty Trust (b)	54,728	734,450
Broadstone Net Lease, Inc. (b)	54,358	1,348,622
CareTrust REIT, Inc.	37,107	754,014
CatchMark Timber Trust, Inc. - Class A	11,344	134,653
Centerspace	5,316	502,362
Chatham Lodging Trust (a)	11,135	136,404
City Office REIT, Inc.	15,043	268,668
Columbia Property Trust, Inc.	38,214	726,830
Community Healthcare Trust, Inc. (b)	8,030	362,876
CorePoint Lodging, Inc. (a) (b)	9,836	152,458
Corporate Office Properties Trust	40,359	1,088,886
CTO Realty Growth, Inc. (b)	2,109	113,380
DiamondRock Hospitality Co. (a)	72,773	687,705

Equity Real Estate Investment Trusts—(Continued)
DigitalBridge Group, Inc. (a) (b)	157,764	951,317
Diversified Healthcare Trust	83,381	282,662
Easterly Government Properties, Inc.	28,209	582,798
EastGroup Properties, Inc.	13,811	2,301,327
Empire State Realty Trust, Inc. (b)	43,291	434,209
Equity Commonwealth (a)	41,910	1,088,822
Essential Properties Realty Trust, Inc.	42,553	1,188,080
Farmland Partners, Inc.	4,096	49,111
Four Corners Property Trust, Inc.	27,333	734,164
Franklin Street Properties Corp.	36,691	170,246
Geo Group, Inc. (The) (b)	31,764	237,277
Getty Realty Corp.	12,536	367,430
Gladstone Commercial Corp.	12,023	252,844
Gladstone Land Corp. (b)	9,389	213,788
Global Medical REIT, Inc.	18,398	270,451
Global Net Lease, Inc.	34,451	551,905
Healthcare Realty Trust, Inc.	52,320	1,558,090
Hersha Hospitality Trust (a)	3,928	36,648
Independence Realty Trust, Inc.	36,538	743,548
Indus Realty Trust, Inc.	1,581	110,828
Industrial Logistics Properties Trust	23,274	591,392
Innovative Industrial Properties, Inc.	8,095	1,871,321
iStar, Inc. (b)	24,106	604,578
Kite Realty Group Trust	30,077	612,368
Lexington Realty Trust (b)	93,318	1,189,804
LTC Properties, Inc. (b)	15,108	478,773
Macerich Co. (The) (b)	74,106	1,238,311
Mack-Cali Realty Corp. (a)	27,511	470,988
Monmouth Real Estate Investment Corp.	33,146	618,173
National Health Investors, Inc. (b)	15,012	803,142
National Storage Affiliates Trust	27,642	1,459,221
NETSTREIT Corp.	14,605	345,408
NexPoint Residential Trust, Inc.	7,763	480,374
Office Properties Income Trust	16,817	425,975
One Liberty Properties, Inc. (b)	6,483	197,667
Outfront Media, Inc.	51,944	1,308,989
Paramount Group, Inc. (b)	57,744	519,119
Pebblebrook Hotel Trust (b)	46,458	1,041,124
Phillips Edison & Co., Inc.	7,305	224,337
Physicians Realty Trust	72,937	1,285,150
Piedmont Office Realty Trust, Inc. - Class A	41,047	715,449
Plymouth Industrial REIT, Inc.	10,839	246,587
Postal Realty Trust, Inc. - Class A	4,518	84,216
PotlatchDeltic Corp.	22,893	1,180,821
Preferred Apartment Communities, Inc. - Class A	18,248	223,173
PS Business Parks, Inc.	7,167	1,123,356
Retail Opportunity Investments Corp.	41,820	728,504
Retail Properties of America, Inc. - Class A	74,434	958,710
Retail Value, Inc.	6,818	179,518
RLJ Lodging Trust	56,512	839,768
RPT Realty	23,158	295,496
Ryman Hospitality Properties, Inc. (a)	18,956	1,586,617
Sabra Health Care REIT, Inc.	76,862	1,131,409
Safehold, Inc. (b)	6,368	457,796
Saul Centers, Inc.	5,405	238,144
Seritage Growth Properties - Class A (a) (b)	13,659	202,563
Service Properties Trust	53,587	600,710

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
SITE Centers Corp. (b)	58,444	$902,375
STAG Industrial, Inc. (b)	56,486	2,217,075
Summit Hotel Properties, Inc. (a)	36,357	350,118
Sunstone Hotel Investors, Inc. (a)	75,576	902,377
Tanger Factory Outlet Centers, Inc. (b)	34,992	570,370
Terreno Realty Corp. (b)	24,071	1,522,009
UMH Properties, Inc.	14,925	341,782
Uniti Group, Inc.	64,587	798,941
Universal Health Realty Income Trust	4,263	235,616
Urban Edge Properties	37,517	686,936
Urstadt Biddle Properties, Inc. - Class A (b)	11,225	212,489
Washington Real Estate Investment Trust (b)	28,554	706,711
Whitestone REIT	15,478	151,375
Xenia Hotels & Resorts, Inc. (a)	37,927	672,825

		61,556,257

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	11,198	345,234
BJ’s Wholesale Club Holdings, Inc. (a) (b)	47,225	2,593,597
Chefs’ Warehouse, Inc. (The) (a)	11,522	375,272
Ingles Markets, Inc. - Class A	4,911	324,273
Performance Food Group Co. (a)	52,048	2,418,150
Pricesmart, Inc.	8,002	620,555
Rite Aid Corp. (a) (b)	17,917	254,422
SpartanNash Co. (b)	10,209	223,577
Sprouts Farmers Market, Inc. (a) (b)	39,087	905,646
United Natural Foods, Inc. (a) (b)	19,108	925,209
Weis Markets, Inc.	6,201	325,863

		9,311,798

Food Products—0.9%
AppHarvest, Inc. (a) (b)	27,468	179,091
B&G Foods, Inc. (b)	21,670	647,716
Cal-Maine Foods, Inc. (b)	13,890	502,262
Calavo Growers, Inc.	5,820	222,557
Fresh Del Monte Produce, Inc.	13,189	424,950
Hostess Brands, Inc. (a) (b)	42,414	736,731
J & J Snack Foods Corp.	5,253	802,763
John B Sanfilippo & Son, Inc.	2,849	232,820
Lancaster Colony Corp.	6,596	1,113,471
Landec Corp. (a)	9,994	92,145
Limoneira Co. (b)	6,067	98,103
Mission Produce, Inc. (a) (b)	15,099	277,520
Sanderson Farms, Inc.	7,208	1,356,546
Seneca Foods Corp. - Class A (a)	2,395	115,487
Simply Good Foods Co. (The) (a) (b)	30,224	1,042,426
Tattooed Chef, Inc. (a) (b)	18,663	343,959
Tootsie Roll Industries, Inc. (b)	6,218	189,214
TreeHouse Foods, Inc. (a)	18,804	749,904
UTZ Brands, Inc. (b)	22,721	389,211
Vital Farms, Inc. (a) (b)	9,557	167,916
Whole Earth Brands, Inc. (a)	16,393	189,339

		9,874,131

Gas Utilities—0.7%
Brookfield Infrastructure Corp. - Class A	19,068	1,141,792
Chesapeake Utilities Corp.	5,971	716,819
New Jersey Resources Corp. (b)	33,368	1,161,540
Northwest Natural Holding Co. (b)	10,881	500,417
ONE Gas, Inc. (b)	18,740	1,187,554
South Jersey Industries, Inc. (b)	33,136	704,471
Southwest Gas Holdings, Inc. (a) (b)	19,999	1,337,533
Spire, Inc. (b)	17,502	1,070,772

		7,820,898

Health Care Equipment & Supplies—3.5%
Accuray, Inc. (a) (b)	34,773	137,353
Alphatec Holdings, Inc. (a)	25,663	312,832
AngioDynamics, Inc. (a)	12,161	315,456
Apyx Medical Corp. (a)	11,665	161,560
Asensus Surgical, Inc. (a) (b)	47,127	87,185
Aspira Women’s Health, Inc. (a) (b)	4,504	14,638
AtriCure, Inc. (a)	15,592	1,084,424
Atrion Corp. (b)	495	345,262
Avanos Medical, Inc. (a)	18,331	571,927
AxoGen, Inc. (a)	10,321	163,072
Axonics, Inc. (a)	15,955	1,038,511
BioLife Solutions, Inc. (a) (b)	9,098	385,027
Butterfly Network, Inc. (a) (b)	64,973	678,318
Cardiovascular Systems, Inc. (a)	13,837	454,269
Cerus Corp. (a) (b)	51,585	314,153
ClearPoint Neuro, Inc. (a) (b)	7,721	137,048
CONMED Corp. (b)	10,457	1,368,089
CryoLife, Inc. (a) (b)	12,730	283,752
CryoPort, Inc. (a) (b)	13,680	909,857
Cutera, Inc. (a) (b)	6,744	314,270
CytoSorbents Corp. (a)	15,424	125,243
Eargo, Inc. (a)	7,975	53,672
Glaukos Corp. (a)	16,191	779,920
Haemonetics Corp. (a)	18,130	1,279,797
Heska Corp. (a)	3,474	898,168
Inari Medical, Inc. (a)	12,217	990,799
Inogen, Inc. (a)	6,732	290,082
Integer Holdings Corp. (a)	11,577	1,034,289
Intersect ENT, Inc. (a)	13,971	380,011
iRhythm Technologies, Inc. (a)	10,573	619,155
Lantheus Holdings, Inc. (a)	26,066	669,375
LeMaitre Vascular, Inc. (b)	7,651	406,192
LivaNova plc (a)	18,448	1,460,897
Meridian Bioscience, Inc. (a) (b)	14,711	283,040
Merit Medical Systems, Inc. (a)	18,450	1,324,710
Mesa Laboratories, Inc. (b)	1,730	523,083
Misonix, Inc. (a)	4,619	116,861
Natus Medical, Inc. (a)	15,157	380,137
Neogen Corp. (a)	38,451	1,669,927
Nevro Corp. (a)	12,102	1,408,431
NuVasive, Inc. (a) (c)	18,483	1,106,207
OraSure Technologies, Inc. (a) (b)	28,635	323,862
Ortho Clinical Diagnostics Holdings plc (a)	39,552	730,921
Orthofix Medical, Inc. (a)	7,567	288,454
OrthoPediatrics Corp. (a)	5,617	367,970
Outset Medical, Inc. (a) (b)	16,994	840,183

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
PAVmed, Inc. (a) (b)	17,846	$152,405
Pulmonx Corp. (a)	9,963	358,469
Pulse Biosciences, Inc. (a) (b)	5,276	113,962
SeaSpine Holdings Corp. (a)	10,839	170,497
Senseonics Holdings, Inc. (a) (b)	131,033	444,202
Shockwave Medical, Inc. (a)	11,661	2,400,767
SI-BONE, Inc. (a)	12,210	261,538
Sientra, Inc. (a)	9,590	54,951
Sight Sciences, Inc. (a)	4,737	107,530
Silk Road Medical, Inc. (a) (b)	11,451	630,148
Soliton, Inc. (a) (b)	4,494	91,498
STAAR Surgical Co. (a)	16,470	2,116,889
Stereotaxis, Inc. (a)	5,283	28,422
SurModics, Inc. (a)	4,747	263,933
Tactile Systems Technology, Inc. (a) (b)	8,238	366,179
TransMedics Group, Inc. (a)	9,254	306,215
Treace Medical Concepts, Inc. (a)	5,245	141,090
Utah Medical Products, Inc.	1,293	120,042
Vapotherm, Inc. (a)	8,810	196,199
Varex Imaging Corp. (a) (b)	15,292	431,234
ViewRay, Inc. (a)	49,275	355,273
Zynex, Inc. (a) (b)	7,528	85,744

		36,625,576

Health Care Providers & Services—2.9%
1Life Healthcare, Inc. (a)	41,767	845,782
AdaptHealth Corp. (a)	28,311	659,363
Addus HomeCare Corp. (a)	5,248	418,528
Agiliti, Inc. (a) (b)	9,835	187,258
Alignment Healthcare, Inc. (a) (b)	10,996	175,716
AMN Healthcare Services, Inc. (a)	16,865	1,935,259
Apollo Medical Holdings, Inc. (a) (b)	13,155	1,197,763
Apria, Inc. (a) (b)	5,873	218,182
Aveanna Healthcare Holdings, Inc. (a)	7,647	61,329
Brookdale Senior Living, Inc. (a)	59,293	373,546
Castle Biosciences, Inc. (a) (b)	7,804	518,966
Community Health Systems, Inc. (a)	45,180	528,606
Corvel Corp. (a)	3,162	588,828
Covetrus, Inc. (a)	36,775	667,098
Cross Country Healthcare, Inc. (a)	10,368	220,216
Ensign Group, Inc. (The)	18,227	1,365,020
Fulgent Genetics, Inc. (a) (b)	7,417	667,159
Hanger, Inc. (a)	14,755	324,020
HealthEquity, Inc. (a)	28,395	1,838,860
InfuSystem Holdings, Inc. (a)	6,986	91,028
Innovage Holding Corp. (a)	8,476	56,026
Joint Corp. (The) (a) (b)	5,088	498,726
LHC Group, Inc. (a)	10,875	1,706,396
Lifestance Health Group, Inc. (a) (b)	17,620	255,490
Magellan Health, Inc. (a)	8,298	784,576
MEDNAX, Inc. (a)	26,848	763,289
ModivCare, Inc. (a)	4,229	768,071
National HealthCare Corp.	5,246	367,115
National Research Corp.	6,206	261,707
Option Care Health, Inc. (a)	52,050	1,262,733
Owens & Minor, Inc.	26,109	816,951
Patterson Cos., Inc.	30,828	929,156

Health Care Providers & Services—(Continued)
Pennant Group Inc. (The) (a)	11,360	319,102
PetIQ, Inc. (a) (b)	9,493	237,040
Privia Health Group, Inc. (a)	7,890	185,888
Progyny, Inc. (a)	22,620	1,266,720
R1 RCM, Inc. (a)	41,477	912,909
RadNet, Inc. (a)	16,412	481,036
Select Medical Holdings Corp.	40,593	1,468,249
Surgery Partners, Inc. (a) (b)	11,767	498,215
Tenet Healthcare Corp. (a)	36,664	2,435,956
Tivity Health, Inc. (a) (b)	17,194	396,494
Triple-S Management Corp. (a)	9,765	345,388
U.S. Physical Therapy, Inc.	4,409	487,635

		30,387,395

Health Care Technology—1.3%
Accolade, Inc. (a)	18,167	766,102
Allscripts Healthcare Solutions, Inc. (a) (b)	43,500	581,595
American Well Corp. - Class A (a)	64,199	584,853
Computer Programs & Systems, Inc. (a) (b)	5,856	207,654
Evolent Health, Inc. - Class A (a) (b)	29,029	899,899
Health Catalyst, Inc. (a) (b)	17,486	874,475
HealthStream, Inc. (a)	9,080	259,506
Inovalon Holdings, Inc. - Class A (a)	27,124	1,092,826
Inspire Medical Systems, Inc. (a)	9,323	2,171,140
Multiplan Corp. (a)	82,529	464,638
NextGen Healthcare, Inc. (a)	21,901	308,804
Omnicell, Inc. (a) (b)	14,912	2,213,388
OptimizeRx Corp. (a) (b)	5,787	495,078
Phreesia, Inc. (a)	17,014	1,049,764
Schrodinger, Inc. (a) (b)	16,079	879,200
Simulations Plus, Inc. (b)	5,451	215,314
Tabula Rasa HealthCare, Inc. (a) (b)	9,238	242,128
Vocera Communications, Inc. (a) (b)	11,635	532,418

		13,838,782

Hotels, Restaurants & Leisure—2.3%
Accel Entertainment, Inc. (a)	13,781	167,301
Bally’s Corp. (a)	11,742	588,744
BJ’s Restaurants, Inc. (a)	9,083	379,306
Bloomin’ Brands, Inc. (a)	32,263	806,575
Bluegreen Vacations Holding Corp. (a)	5,418	139,784
Brinker International, Inc. (a)	15,862	778,031
Century Casinos, Inc. (a)	3,968	53,449
Cheesecake Factory, Inc. (The) (a)	16,135	758,345
Chuy’s Holdings, Inc. (a)	8,272	260,816
Cracker Barrel Old Country Store, Inc.	8,206	1,147,527
Dave & Buster’s Entertainment, Inc. (a)	14,842	568,894
Del Taco Restaurants, Inc. (b)	11,093	96,842
Denny’s Corp. (a)	17,699	289,202
Dine Brands Global, Inc. (a)	5,429	440,889
El Pollo Loco Holdings, Inc. (a)	7,566	127,865
Esports Technologies, Inc. (a) (b)	4,592	154,154
Everi Holdings, Inc. (a) (b)	31,005	749,701
F45 Training Holdings, Inc. (a) (b)	8,740	130,750
Full House Resorts, Inc. (a) (b)	2,805	29,761
GAN, Ltd. (a) (b)	14,570	216,656

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Golden Entertainment, Inc. (a)	6,242	$306,420
Golden Nugget Online Gaming, Inc. (a) (b)	14,609	253,758
Hilton Grand Vacations, Inc. (a)	29,511	1,403,838
International Game Technology plc (a)	35,785	941,861
Jack in the Box, Inc.	8,144	792,656
Krispy Kreme, Inc. (a) (b)	9,122	127,708
Lindblad Expeditions Holdings, Inc. (a) (b)	5,634	82,200
Monarch Casino & Resort, Inc. (a)	5,265	352,702
Noodles & Co. (a) (b)	12,647	149,235
Papa John’s International, Inc.	11,469	1,456,448
RCI Hospitality Holdings, Inc. (b)	3,877	265,613
Red Robin Gourmet Burgers, Inc. (a)	7,056	162,711
Red Rock Resorts, Inc. - Class A (a)	21,294	1,090,679
Rush Street Interactive, Inc. (a) (b)	21,900	420,699
Ruth’s Hospitality Group, Inc. (a) (b)	12,375	256,286
Scientific Games Corp. - Class A (a)	33,049	2,745,381
SeaWorld Entertainment, Inc. (a)	18,350	1,015,122
Shake Shack, Inc. - Class A (a)	13,241	1,038,889
Texas Roadhouse, Inc.	24,515	2,238,955
Wingstop, Inc. (b)	10,306	1,689,463

		24,675,216

Household Durables—1.7%
Aterian, Inc. (a) (b)	9,396	101,759
Beazer Homes USA, Inc. (a)	10,935	188,629
Cavco Industries, Inc. (a)	3,353	793,789
Century Communities, Inc.	10,341	635,454
Ethan Allen Interiors, Inc.	9,100	215,670
GoPro, Inc. - Class A (a) (b)	44,257	414,245
Green Brick Partners, Inc. (a)	10,016	205,528
Helen of Troy, Ltd. (a)	8,363	1,878,999
Hooker Furnishings Corp.	6,029	162,723
Hovnanian Enterprises, Inc. - Class A (a) (b)	1,923	185,358
Installed Building Products, Inc.	8,305	889,881
iRobot Corp. (a) (b)	10,118	794,263
KB Home	29,052	1,130,704
La-Z-Boy, Inc.	16,250	523,737
LGI Homes, Inc. (a) (b)	7,603	1,078,942
Lovesac Co. (The) (a) (b)	4,517	298,529
M/I Homes, Inc. (a)	9,907	572,625
MDC Holdings, Inc.	19,668	918,889
Meritage Homes Corp. (a) (c)	13,032	1,264,104
Purple Innovation, Inc. (a)	20,175	424,078
Skyline Champion Corp. (a)	18,238	1,095,374
Snap One Holdings Corp. (a)	5,851	97,536
Sonos, Inc. (a)	41,687	1,348,991
Taylor Morrison Home Corp. (a)	42,360	1,092,041
Traeger, Inc. (a)	8,879	185,837
TRI Pointe Group, Inc. (a)	42,080	884,522
Tupperware Brands Corp. (a) (b)	15,525	327,888
Universal Electronics, Inc. (a)	4,412	217,291
Vuzix Corp. (a) (b)	14,458	151,231
Weber, Inc. - Class A (a) (b)	7,501	131,943

		18,210,560

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	15,148	651,364
Central Garden and Pet Co. (Voting Shares) (a)	4,446	213,408
Energizer Holdings, Inc. (b)	24,514	957,272
WD-40 Co. (b)	4,703	1,088,650

		2,910,694

Independent Power and Renewable Electricity Producers—0.3%
Clearway Energy, Inc. - Class A	12,687	357,773
Clearway Energy, Inc. - Class C	29,316	887,395
Ormat Technologies, Inc. (b)	16,278	1,084,278
Sunnova Energy International, Inc. (a) (b)	30,639	1,009,249

		3,338,695

Industrial Conglomerates—0.1%
Raven Industries, Inc. (a)	12,675	730,207

Insurance—1.7%
Ambac Financial Group, Inc. (a) (b)	10,857	155,472
American Equity Investment Life Holding Co.	30,554	903,482
American National Group, Inc.	2,725	515,107
AMERISAFE, Inc.	6,927	389,020
Argo Group International Holdings, Ltd.	10,670	557,187
Bright Health Group, Inc. (a) (b)	20,779	169,557
BRP Group, Inc. - Class A (a)	16,072	535,037
Citizens, Inc. (a)	18,124	112,550
CNO Financial Group, Inc.	46,930	1,104,732
eHealth, Inc. (a)	8,196	331,938
Employers Holdings, Inc.	10,200	402,798
Enstar Group, Ltd. (a)	4,306	1,010,747
Genworth Financial, Inc. - Class A (a)	159,624	598,590
Goosehead Insurance, Inc. - Class A	6,359	968,412
HCI Group, Inc. (b)	1,899	210,352
Horace Mann Educators Corp.	15,675	623,708
Investors Title Co.	476	86,918
James River Group Holdings, Ltd.	13,003	490,603
Kinsale Capital Group, Inc.	7,402	1,196,904
MBIA, Inc. (a)	17,028	218,810
National Western Life Group, Inc. - Class A (b)	1,039	218,803
Palomar Holdings, Inc. (a) (b)	8,685	702,009
ProAssurance Corp. (b)	19,097	454,127
RLI Corp.	13,582	1,361,867
Safety Insurance Group, Inc.	5,238	415,112
Selective Insurance Group, Inc.	20,833	1,573,517
Selectquote, Inc. (a) (b)	42,583	550,598
Siriuspoint, Ltd. (a)	31,101	287,995
State Auto Financial Corp. (b)	6,194	315,584
Stewart Information Services Corp.	9,296	588,065
Trupanion, Inc. (a) (b)	13,596	1,056,001
United Fire Group, Inc.	7,479	172,765
Universal Insurance Holdings, Inc. (b)	4,204	54,820

		18,333,187

Interactive Media & Services—0.4%
Cargurus, Inc. (a)	33,031	1,037,504
Cars.com, Inc. (a)	18,470	233,646

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Interactive Media & Services—(Continued)
Eventbrite, Inc. - Class A (a)	24,116	$456,034
EverQuote, Inc. - Class A (a)	6,305	117,462
fuboTV, Inc. (a) (b)	44,763	1,072,521
Liberty TripAdvisor Holdings, Inc. - Class A (a)	26,991	83,402
MediaAlpha, Inc. - Class A (a) (b)	7,846	146,563
QuinStreet, Inc. (a)	18,173	319,118
TrueCar, Inc. (a)	33,959	141,269
Yelp, Inc. (a) (b)	24,475	911,449

		4,518,968

Internet & Direct Marketing Retail—0.8%
1-800-Flowers.com, Inc. - Class A (a) (b)	10,044	306,442
CarParts.com, Inc. (a) (b)	17,346	270,771
Groupon, Inc. (a) (b)	9,992	227,918
Lands’ End, Inc. (a) (b)	4,859	114,381
Liquidity Services, Inc. (a)	10,346	223,577
Overstock.com, Inc. (a) (b)	15,298	1,192,020
PetMed Express, Inc. (b)	6,446	173,204
Porch Group, Inc. (a) (b)	27,929	493,785
Quotient Technology, Inc. (a)	31,775	184,930
RealReal, Inc. (The) (a) (b)	22,559	297,328
Revolve Group, Inc. (a) (b)	13,297	821,356
Shutterstock, Inc.	7,975	903,727
Stamps.com, Inc. (a)	6,162	2,032,166
Stitch Fix, Inc. - Class A (a)	20,692	826,645
Xometry, Inc. - Class A (a) (b)	3,160	182,237

		8,250,487

IT Services—1.5%
BigCommerce Holdings, Inc. (a)	16,688	845,080
BM Technologies, Inc. (a) (b)	2,086	18,565
Brightcove, Inc. (a)	8,178	94,374
Cantaloupe, Inc. (a) (b)	12,907	139,137
Cass Information Systems, Inc. (b)	5,703	238,671
Conduent, Inc. (a)	58,602	386,187
CSG Systems International, Inc.	11,126	536,273
DigitalOcean Holdings, Inc. (a) (b)	17,388	1,349,830
EVERTEC, Inc.	21,016	960,852
Evo Payments, Inc. - Class A (a) (b)	17,582	416,342
ExlService Holdings, Inc. (a)	11,377	1,400,736
Flywire Corp. (a) (b)	4,692	205,697
GreenSky, Inc. - Class A (a) (b)	25,198	281,714
Grid Dynamics Holdings, Inc. (a)	14,684	429,067
Hackett Group, Inc. (The)	9,515	186,684
I3 Verticals, Inc. - Class A (a)	7,082	171,455
International Money Express, Inc. (a)	11,455	191,299
Limelight Networks, Inc. (a)	44,915	106,898
LiveRamp Holdings, Inc. (a)	22,504	1,062,864
MAXIMUS, Inc.	21,230	1,766,336
MoneyGram International, Inc. (a)	27,211	218,232
Paya Holdings, Inc. (a) (b)	33,025	358,982
Perficient, Inc. (a) (b)	11,079	1,281,840
Rackspace Technology, Inc. (a) (b)	19,337	274,972
Repay Holdings Corp. (a) (b)	30,117	693,595
TTEC Holdings, Inc. (b)	6,343	593,261
Tucows, Inc. - Class A (a) (b)	2,880	227,376

IT Services—(Continued)
Unisys Corp. (a)	23,162	582,293
Verra Mobility Corp. (a) (b)	46,631	702,729

		15,721,341

Leisure Products—0.5%
Acushnet Holdings Corp.	12,344	576,465
American Outdoor Brands, Inc. (a)	5,891	144,683
AMMO, Inc. (a) (b)	33,699	207,249
Callaway Golf Co. (a)	41,189	1,138,052
Clarus Corp.	9,026	231,336
Genius Brands International, Inc. (a) (b)	121,630	165,417
Johnson Outdoors, Inc. - Class A	1,720	181,976
Latham Group, Inc. (a)	9,595	157,358
Malibu Boats, Inc. - Class A (a)	7,415	518,902
MasterCraft Boat Holdings, Inc. (a)	5,356	134,328
Nautilus, Inc. (a) (b)	3,518	32,752
Smith & Wesson Brands, Inc.	17,075	354,477
Sturm Ruger & Co., Inc.	6,188	456,551
Vista Outdoor, Inc. (a)	20,009	806,563

		5,106,109

Life Sciences Tools & Services—0.9%
Berkeley Lights, Inc. (a)	17,360	339,562
Bionano Genomics, Inc. (a) (b)	86,731	477,020
ChromaDex Corp. (a) (b)	5,907	37,037
Codexis, Inc. (a)	21,179	492,624
Cytek Biosciences, Inc. (a) (b)	6,449	138,073
Fluidigm Corp. (a)	29,901	197,048
Harvard Bioscience, Inc. (a) (b)	14,825	103,479
Inotiv, Inc. (a)	5,305	155,118
Medpace Holdings, Inc. (a)	10,325	1,954,316
NanoString Technologies, Inc. (a)	15,548	746,459
NeoGenomics, Inc. (a) (b)	39,085	1,885,460
Pacific Biosciences of California, Inc. (a) (b)	69,267	1,769,772
Personalis, Inc. (a)	13,385	257,527
Quanterix Corp. (a)	11,230	559,142
Seer, Inc. (a) (b)	15,060	520,022

		9,632,659

Machinery—3.7%
Alamo Group, Inc.	3,584	500,076
Albany International Corp. - Class A	10,575	812,900
Altra Industrial Motion Corp.	22,753	1,259,379
Astec Industries, Inc.	8,361	449,905
Barnes Group, Inc.	16,460	686,876
Blue Bird Corp. (a) (b)	2,782	58,033
Chart Industries, Inc. (a) (b)	12,632	2,414,102
CIRCOR International, Inc. (a) (b)	6,280	207,303
Columbus McKinnon Corp.	10,074	487,078
Commercial Vehicle Group, Inc. (a)	3,901	36,903
Desktop Metal, Inc. - Class A (a) (b)	55,308	396,558
Douglas Dynamics, Inc.	7,665	278,240
Energy Recovery, Inc. (a) (b)	15,479	294,565
Enerpac Tool Group Corp.	20,140	417,502
EnPro Industries, Inc.	6,833	595,291
ESCO Technologies, Inc.	8,855	681,835

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Evoqua Water Technologies Corp. (a)	40,010	$1,502,776
ExOne Co. (The) (a)	5,260	122,979
Federal Signal Corp.	20,932	808,394
Franklin Electric Co., Inc.	16,069	1,283,110
Gorman-Rupp Co. (The) (b)	7,300	261,413
Greenbrier Cos., Inc. (The) (b)	12,152	522,414
Helios Technologies, Inc. (b)	11,222	921,438
Hillenbrand, Inc. (b)	26,804	1,143,191
Hydrofarm Holdings Group, Inc. (a) (b)	13,979	529,105
Hyliion Holdings Corp. (a) (b)	44,983	377,857
Hyster-Yale Materials Handling, Inc.	3,777	189,832
Ideanomics, Inc. (a) (b)	108,967	214,665
John Bean Technologies Corp.	10,810	1,519,346
Kadant, Inc.	3,991	814,563
Kennametal, Inc. (b)	30,731	1,051,922
Lindsay Corp. (b)	3,909	593,347
Luxfer Holdings plc (b)	10,353	203,229
Lydall, Inc. (a)	6,860	425,937
Manitowoc Co., Inc. (The) (a)	9,971	213,579
Meritor, Inc. (a)	24,781	528,083
Miller Industries, Inc.	5,680	193,347
Mueller Industries, Inc.	19,487	800,916
Mueller Water Products, Inc. - Class A	54,613	831,210
Nikola Corp. (a) (b)	80,110	854,774
Omega Flex, Inc. (b)	1,378	196,627
Proto Labs, Inc. (a) (b)	10,365	690,309
RBC Bearings, Inc. (a)	9,667	2,051,337
REV Group, Inc.	6,052	103,852
Rexnord Corp. (b)	42,619	2,739,976
Shyft Group, Inc. (The)	12,528	476,189
SPX Corp. (a)	15,612	834,461
SPX FLOW, Inc.	14,413	1,053,590
Standex International Corp.	4,471	442,227
Tennant Co.	6,868	507,889
Terex Corp. (b)	23,730	999,033
Titan International, Inc. (a)	7,965	57,029
Trinity Industries, Inc. (b)	27,391	744,213
Wabash National Corp. (b)	13,242	200,351
Watts Water Technologies, Inc. - Class A	9,526	1,601,225
Welbilt, Inc. (a)	43,878	1,019,725

		39,202,006

Marine—0.2%
Costamare, Inc.	18,537	287,138
Eagle Bulk Shipping, Inc. (a) (b)	3,177	160,184
Genco Shipping & Trading, Ltd.	11,979	241,137
Matson, Inc.	14,757	1,191,038
Safe Bulkers, Inc. (a)	22,514	116,398

		1,995,895

Media—1.1%
Advantage Solutions, Inc. (a)	20,944	181,166
AMC Networks, Inc. - Class A (a) (b)	10,133	472,096
Boston Omaha Corp. - Class A (a) (b)	5,973	231,633
Cardlytics, Inc. (a) (b)	11,016	924,683
Clear Channel Outdoor Holdings, Inc. (a)	99,438	269,477

Media—(Continued)
comScore, Inc. (a)	25,307	98,697
Daily Journal Corp. (a)	342	109,567
Entercom Communications Corp. (a) (b)	42,755	157,338
Entravision Communications Corp. - Class A	11,027	78,292
EW Scripps Co. (The) - Class A	20,805	375,738
Gannett Co., Inc. (a) (b)	39,056	260,894
Gray Television, Inc.	29,805	680,150
iHeartMedia, Inc. - Class A (a)	39,947	999,474
Integral Ad Science Holding Corp. (a) (b)	6,925	142,863
John Wiley & Sons, Inc. - Class A	15,436	805,914
Loral Space & Communications, Inc. (b)	5,120	220,211
Magnite, Inc. (a) (b)	44,965	1,259,020
Meredith Corp. (a)	13,929	775,845
Scholastic Corp.	11,408	406,695
Sinclair Broadcast Group, Inc. - Class A (b)	15,766	499,467
Stagwell, Inc. (a)	14,254	109,328
TechTarget, Inc. (a) (b)	9,094	749,528
TEGNA, Inc.	80,585	1,589,136
WideOpenWest, Inc. (a)	14,829	291,390

		11,688,602

Metals & Mining—1.1%
Allegheny Technologies, Inc. (a)	45,517	756,948
Arconic Corp. (a) (b)	39,341	1,240,815
Carpenter Technology Corp. (b)	18,072	591,677
Century Aluminum Co. (a) (b)	12,960	174,312
Coeur Mining, Inc. (a) (b)	88,953	548,840
Commercial Metals Co.	43,966	1,339,204
Compass Minerals International, Inc.	11,864	764,042
Constellium SE (a) (b)	44,037	827,015
Ferroglobe Representation & Warranty Insurance Trust (a) (d) (e)	31,634	0
Gatos Silver, Inc. (a) (b)	17,907	208,258
Haynes International, Inc.	5,537	206,253
Hecla Mining Co.	174,908	961,994
Kaiser Aluminum Corp.	5,296	577,052
Materion Corp.	7,321	502,514
MP Materials Corp. (a) (b)	26,988	869,823
Novagold Resources, Inc. (a)	73,652	506,726
Ryerson Holding Corp.	5,848	130,235
Schnitzer Steel Industries, Inc. - Class A	10,351	453,477
SunCoke Energy, Inc. (b)	20,308	127,534
TimkenSteel Corp. (a) (b)	16,152	211,268
Warrior Met Coal, Inc.	17,236	401,082
Worthington Industries, Inc.	11,415	601,571

		12,000,640

Mortgage Real Estate Investment Trusts—1.2%
Apollo Commercial Real Estate Finance, Inc.	46,637	691,627
Arbor Realty Trust, Inc. (b)	45,653	845,950
Ares Commercial Real Estate Corp.	13,470	203,128
ARMOUR Residential REIT, Inc. (b)	28,940	311,973
Blackstone Mortgage Trust, Inc. - Class A (b)	51,818	1,571,122
BrightSpire Capital, Inc.	29,648	278,395
Broadmark Realty Capital, Inc. (b)	38,599	380,586
Capstead Mortgage Corp.	24,036	160,801
Chimera Investment Corp.	82,136	1,219,720

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
Dynex Capital, Inc.	12,043	$208,103
Ellington Financial, Inc. (b)	15,211	278,209
Granite Point Mortgage Trust, Inc.	19,279	253,904
Great Ajax Corp.	7,860	106,031
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	26,080	1,394,758
Invesco Mortgage Capital, Inc. (b)	102,356	322,421
KKR Real Estate Finance Trust, Inc. (b)	12,092	255,141
Ladder Capital Corp.	33,832	373,844
MFA Financial, Inc.	131,598	601,403
New York Mortgage Trust, Inc.	132,219	563,253
Orchid Island Capital, Inc. (b)	43,665	213,522
PennyMac Mortgage Investment Trust (b)	37,116	730,814
Ready Capital Corp. (b)	20,302	292,958
Redwood Trust, Inc.	39,416	508,072
TPG RE Finance Trust, Inc.	15,608	193,227
Two Harbors Investment Corp. (b)	91,020	577,067

		12,536,029

Multi-Utilities—0.3%
Avista Corp.	23,487	918,811
Black Hills Corp.	22,391	1,405,259
NorthWestern Corp.	18,082	1,036,099
Unitil Corp.	5,823	249,108

		3,609,277

Multiline Retail—0.4%
Big Lots, Inc. (b)	12,436	539,225
Dillard’s, Inc. - Class A	2,349	405,250
Franchise Group, Inc. (b)	9,045	320,283
Macy’s, Inc.	108,748	2,457,705

		3,722,463

Oil, Gas & Consumable Fuels—3.5%
Aemetis, Inc. (a) (b)	9,652	176,439
Alto Ingredients, Inc. (a) (b)	27,235	134,541
Antero Resources Corp. (a)	101,800	1,914,858
Arch Resources, Inc. (a)	5,183	480,723
Berry Corp.	11,939	86,080
Bonanza Creek Energy, Inc.	11,140	533,606
Brigham Minerals, Inc. - Class A	15,907	304,778
California Resources Corp. (a)	29,042	1,190,722
Callon Petroleum Co. (a) (b)	14,286	701,157
Centennial Resource Development, Inc. - Class A (a)	65,595	439,487
Centrus Energy Corp. - Class A (a) (b)	3,474	134,305
Chesapeake Energy Corp.	34,338	2,114,877
Clean Energy Fuels Corp. (a) (b)	54,120	441,078
CNX Resources Corp. (a)	75,101	947,775
Comstock Resources, Inc. (a)	34,163	353,587
CONSOL Energy, Inc. (a) (b)	12,747	331,677
Contango Oil & Gas Co. (a) (b)	24,955	114,044
CVR Energy, Inc. (b)	13,526	225,343
Delek U.S. Holdings, Inc. (b)	23,703	425,943
Denbury, Inc. (a)	18,340	1,288,385
DHT Holdings, Inc.	38,510	251,470
Dorian LPG, Ltd.	4,400	54,604

Oil, Gas & Consumable Fuels—(Continued)
Energy Fuels, Inc. (a) (b)	41,866	293,899
Equitrans Midstream Corp.	137,245	1,391,664
Extraction Oil & Gas, Inc. (a)	6,280	354,506
Frontline, Ltd. (b)	41,878	392,397
Gevo, Inc. (a) (b)	58,107	385,830
Golar LNG, Ltd. (a)	38,995	505,765
Green Plains, Inc. (a)	15,498	506,010
International Seaways, Inc. (b)	16,560	301,723
Kosmos Energy, Ltd. (a) (b)	141,763	419,619
Laredo Petroleum, Inc. (a) (b)	4,581	371,382
Magnolia Oil & Gas Corp. - Class A (b)	49,911	887,917
Matador Resources Co. (b)	38,374	1,459,747
Murphy Oil Corp.	52,186	1,303,084
Nordic American Tankers, Ltd. (b)	54,886	140,508
Northern Oil and Gas, Inc.	17,498	374,457
Oasis Petroleum, Inc.	7,543	749,925
Ovintiv, Inc.	90,098	2,962,422
Par Pacific holdings, Inc. (a) (b)	16,282	255,953
PBF Energy, Inc. - Class A (a)	33,227	430,954
PDC Energy, Inc.	35,287	1,672,251
Peabody Energy Corp. (a)	25,895	382,987
Penn Virginia Corp. (a)	5,939	158,393
Range Resources Corp. (a)	81,520	1,844,798
Renewable Energy Group, Inc. (a)	16,063	806,363
REX American Resources Corp. (a)	1,752	139,932
Scorpio Tankers, Inc.	12,708	235,606
SFL Corp., Ltd.	36,723	307,739
SM Energy Co.	43,802	1,155,497
Southwestern Energy Co. (a)	241,314	1,336,880
Talos Energy, Inc. (a)	13,717	188,883
Teekay Tankers, Ltd. - Class A (a) (b)	2,450	35,599
Tellurian, Inc. (a) (b)	114,765	448,731
Ur-Energy, Inc. (a) (b)	75,333	129,573
Uranium Energy Corp. (a) (b)	56,698	172,929
Vine Energy, Inc. - Class A (a)	10,153	167,220
W&T Offshore, Inc. (a)	33,784	125,676
Whiting Petroleum Corp. (a)	14,127	825,158
World Fuel Services Corp.	21,674	728,680

		36,996,136

Paper & Forest Products—0.2%
Clearwater Paper Corp. (a)	5,381	206,254
Domtar Corp. (a)	17,900	976,266
Glatfelter Corp. (b)	14,914	210,287
Neenah, Inc.	5,481	255,469
Schweitzer-Mauduit International, Inc.	11,101	384,761
Verso Corp. - Class A	7,884	163,593

		2,196,630

Personal Products—0.5%
Beauty Health Co. (The) (a) (b)	31,070	806,888
BellRing Brands, Inc. - Class A (a)	15,504	476,748
Edgewell Personal Care Co. (b)	19,017	690,317
elf Beauty, Inc. (a)	17,235	500,677
Honest Co. Inc. (The) (a)	3,839	39,849
Inter Parfums, Inc.	6,560	490,491

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Medifast, Inc.	4,314	$831,049
Nu Skin Enterprises, Inc. - Class A	17,901	724,454
USANA Health Sciences, Inc. (a) (b)	4,527	417,389
Veru, Inc. (a)	15,517	132,360

		5,110,222

Pharmaceuticals—1.5%
9 Meters Biopharma, Inc. (a) (b)	84,767	110,197
Aclaris Therapeutics, Inc. (a) (b)	16,582	298,476
Aerie Pharmaceuticals, Inc. (a)	15,265	174,021
Amneal Pharmaceuticals, Inc. (a)	40,405	215,763
Amphastar Pharmaceuticals, Inc. (a) (b)	11,803	224,375
Ampio Pharmaceuticals, Inc. (a) (b)	30,950	51,377
Angion Biomedica Corp. (a) (b)	9,809	95,834
ANI Pharmaceuticals, Inc. (a)	3,731	122,451
Antares Pharma, Inc. (a) (b)	60,369	219,743
Arvinas, Inc. (a)	15,682	1,288,747
Atea Pharmaceuticals, Inc. (a) (b)	24,648	864,159
Athira Pharma, Inc. (a) (b)	7,380	69,224
Axsome Therapeutics, Inc. (a) (b)	10,909	359,561
BioDelivery Sciences International, Inc. (a)	34,579	124,830
Cara Therapeutics, Inc. (a) (b)	18,209	281,329
Cassava Sciences, Inc. (a) (b)	13,762	854,345
Collegium Pharmaceutical, Inc. (a) (b)	14,032	276,992
Corcept Therapeutics, Inc. (a)	33,849	666,148
Cymabay Therapeutics, Inc. (a)	26,489	96,685
Durect Corp. (a) (b)	86,177	110,307
Endo International plc (a)	55,094	178,505
Esperion Therapeutics, Inc. (a) (b)	5,894	71,023
Evolus, Inc. (a) (b)	2,791	21,267
Fulcrum Therapeutics, Inc. (a)	9,555	269,547
Harmony Biosciences Holdings, Inc. (a) (b)	9,337	357,887
Innoviva, Inc. (a) (b)	15,620	261,010
Intra-Cellular Therapies, Inc. (a)	26,466	986,653
KemPharm, Inc. (a) (b)	2,415	22,532
Marinus Pharmaceuticals, Inc. (a) (b)	12,435	141,510
Mind Medicine MindMed, Inc. (a) (b)	92,265	214,977
NGM Biopharmaceuticals, Inc. (a) (b)	11,665	245,198
Nuvation Bio, Inc. (a)	25,551	253,977
Ocular Therapeutix, Inc. (a)	20,182	201,820
Omeros Corp. (a) (b)	23,159	319,363
Oramed Pharmaceuticals, Inc. (a) (b)	10,953	240,747
Pacira BioSciences, Inc. (a)	15,246	853,776
Phathom Pharmaceuticals, Inc. (a)	7,762	249,160
Phibro Animal Health Corp. - Class A	9,993	215,249
Pliant Therapeutics, Inc. (a) (b)	9,508	160,495
Prestige Consumer Healthcare, Inc. (a)	17,473	980,410
Provention Bio, Inc. (a) (b)	20,685	132,384
Reata Pharmaceuticals, Inc. - Class A (a) (b)	9,837	989,701
Relmada Therapeutics, Inc. (a)	6,754	177,022
Revance Therapeutics, Inc. (a)	25,433	708,563
SIGA Technologies, Inc. (a) (b)	18,339	135,525
Supernus Pharmaceuticals, Inc. (a) (b)	17,997	479,980
TherapeuticsMD, Inc. (a) (b)	148,607	110,177
Theravance Biopharma, Inc. (a)	6,554	48,500
Zogenix, Inc. (a)	24,868	377,745

		15,909,267

Professional Services—1.7%
Acacia Research Corp. (a)	17,691	120,122
ASGN, Inc. (a)	17,985	2,034,823
Barrett Business Services, Inc.	2,279	173,797
CBIZ, Inc. (a)	18,362	593,827
CRA International, Inc.	2,895	287,589
Exponent, Inc.	17,969	2,033,192
First Advantage Corp. (a)	11,261	214,522
Forrester Research, Inc. (a)	4,738	233,394
Franklin Covey Co. (a)	5,658	230,790
GP Strategies Corp. (a)	4,596	95,137
Heidrick & Struggles International, Inc.	7,497	334,591
Huron Consulting Group, Inc. (a)	8,533	443,716
ICF International, Inc.	6,725	600,475
Insperity, Inc.	12,555	1,390,341
KBR, Inc.	50,232	1,979,141
Kelly Services, Inc. - Class A	9,258	174,791
Kforce, Inc.	7,178	428,096
Korn Ferry	19,720	1,426,939
ManTech International Corp. - Class A	9,366	711,067
Resources Connection, Inc.	11,231	177,225
TriNet Group, Inc. (a)	14,046	1,328,471
TrueBlue, Inc. (a) (b)	10,956	296,689
Upwork, Inc. (a)	41,273	1,858,523
Willdan Group, Inc. (a) (b)	4,570	162,646

		17,329,904

Real Estate Management & Development—0.7%
Cushman & Wakefield plc (a)	48,167	896,388
eXp World Holdings, Inc. (b)	22,252	884,962
Forestar Group, Inc. (a)	6,983	130,093
FRP Holdings, Inc. (a)	2,993	167,369
Kennedy-Wilson Holdings, Inc.	41,685	872,050
Marcus & Millichap, Inc. (a)	8,728	354,531
Newmark Group, Inc. - Class A	51,878	742,374
Rafael Holdings, Inc. - Class B (a) (b)	4,127	126,823
RE/MAX Holdings, Inc. - Class A	6,249	194,719
Realogy Holdings Corp. (a)	36,504	640,280
Redfin Corp. (a) (b)	35,715	1,789,321
RMR Group, Inc. (The) - Class A (b)	7,008	234,418
St. Joe Co. (The) (b)	11,618	489,118
Tejon Ranch Co. (a)	7,461	132,507

		7,654,953

Road & Rail—0.6%
ArcBest Corp.	8,807	720,148
Avis Budget Group, Inc. (a) (b)	16,884	1,967,155
Covenant Logistics Group, Inc. (a)	4,410	121,937
Daseke, Inc. (a)	14,445	133,038
Heartland Express, Inc.	16,789	268,960
Marten Transport, Ltd. (b)	20,880	327,607
Saia, Inc. (a)	9,179	2,184,877
Werner Enterprises, Inc.	22,303	987,354
Yellow Corp. (a) (b)	4,966	28,058

		6,739,134

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.9%
Alpha & Omega Semiconductor, Ltd. (a)	9,268	$290,737
Ambarella, Inc. (a)	12,092	1,883,208
Amkor Technology, Inc.	35,047	874,423
Atomera, Inc. (a) (b)	7,526	173,775
Axcelis Technologies, Inc. (a) (b)	11,583	544,748
AXT, Inc. (a) (b)	3,808	31,721
Ceva, Inc. (a) (b)	8,407	358,727
CMC Materials, Inc.	10,035	1,236,613
Cohu, Inc. (a) (b)	17,431	556,746
Diodes, Inc. (a)	15,475	1,401,880
DSP Group, Inc. (a)	8,441	184,942
FormFactor, Inc. (a) (c)	28,184	1,052,109
Ichor Holdings, Ltd. (a)	10,143	416,776
Impinj, Inc. (a) (b)	7,512	429,161
Kopin Corp. (a)	13,644	69,994
Kulicke & Soffa Industries, Inc. (b)	21,724	1,266,075
Lattice Semiconductor Corp. (a)	46,784	3,024,586
MACOM Technology Solutions Holdings, Inc. (a)	16,748	1,086,443
MaxLinear, Inc. (a)	24,378	1,200,616
Meta Materials, Inc. (a) (b)	76,536	442,378
NeoPhotonics Corp. (a)	9,412	81,978
NVE Corp. (b)	2,070	132,418
Onto Innovation, Inc. (a)	16,863	1,218,352
PDF Solutions, Inc. (a) (b)	11,347	261,435
Photronics, Inc. (a)	21,105	287,661
Power Integrations, Inc.	20,765	2,055,527
Rambus, Inc. (a)	37,951	842,512
Semtech Corp. (a) (b)	22,379	1,744,891
Silicon Laboratories, Inc. (a)	15,474	2,168,836
SiTime Corp. (a)	4,513	921,419
SkyWater Technology, Inc. (a) (b)	3,580	97,376
SMART Global Holdings, Inc. (a)	6,037	268,646
SunPower Corp. (a) (b)	31,453	713,354
Synaptics, Inc. (a)	12,203	2,193,245
Ultra Clean Holdings, Inc. (a)	14,573	620,810
Veeco Instruments, Inc. (a) (b)	18,456	409,908

		30,544,026

Software—6.3%
8x8, Inc. (a)	38,837	908,397
A10 Networks, Inc. (a)	21,038	283,592
ACI Worldwide, Inc. (a)	41,015	1,260,391
Agilysys, Inc. (a)	7,295	381,966
Alarm.com Holdings, Inc. (a)	16,373	1,280,205
Altair Engineering, Inc. - Class A (a) (b)	16,660	1,148,540
American Software, Inc. - Class A (b)	11,730	278,588
Appfolio, Inc. - Class A (a)	6,290	757,316
Appian Corp. (a) (b)	13,931	1,288,757
Asana, Inc. - Class A (a)	25,738	2,672,634
Avaya Holdings Corp. (a) (b)	26,988	534,093
Benefitfocus, Inc. (a)	1,898	21,068
Blackbaud, Inc. (a) (b)	17,072	1,201,015
Blackline, Inc. (a)	18,486	2,182,457
Bottomline Technologies de, Inc. (a)	15,184	596,428
Box, Inc. - Class A (a)	52,260	1,236,994
BTRS Holdings, Inc. (a) (b)	24,591	261,648

Software—(Continued)
Cerence, Inc. (a) (b)	13,068	1,255,965
ChannelAdvisor Corp. (a)	10,981	277,051
Cleanspark, Inc. (a) (b)	14,178	164,323
Cloudera, Inc. (a)	76,968	1,229,179
CommVault Systems, Inc. (a)	15,874	1,195,471
Cornerstone OnDemand, Inc. (a)	22,151	1,268,366
Couchbase, Inc. (a)	4,038	125,622
CS Disco, Inc. (a)	4,923	236,009
Digimarc Corp. (a) (b)	5,494	189,213
Digital Turbine, Inc. (a) (b)	31,408	2,159,300
Domo, Inc. - Class B (a)	9,814	828,694
E2open Parent Holdings, Inc. (a) (b)	58,050	655,965
Ebix, Inc. (b)	10,806	291,006
Envestnet, Inc. (a) (b)	19,230	1,543,015
EverCommerce, Inc. (a) (b)	7,125	117,491
Instructure Holdings, Inc. (a) (b)	5,336	120,540
Intapp, Inc. (a) (b)	4,245	109,351
Intelligent Systems Corp. (a) (b)	2,617	106,276
InterDigital, Inc.	11,448	776,403
j2 Global, Inc. (a)	15,359	2,098,347
JFrog, Ltd. (a) (b)	19,085	639,347
LivePerson, Inc. (a) (b)	22,272	1,312,934
Marathon Digital Holdings, Inc. (a) (b)	34,158	1,078,710
MeridianLink, Inc. (a) (b)	5,371	120,096
MicroStrategy, Inc. - Class A (a) (b)	2,656	1,536,230
Mimecast, Ltd. (a)	20,541	1,306,408
Mitek Systems, Inc. (a)	15,147	280,220
Model N, Inc. (a) (b)	11,531	386,289
Momentive Global, Inc. (a)	45,741	896,524
ON24, Inc. (a)	10,517	209,709
OneSpan, Inc. (a)	13,014	244,403
PagerDuty, Inc. (a) (b)	28,642	1,186,352
Ping Identity Holding Corp. (a)	15,656	384,668
Progress Software Corp.	14,833	729,635
PROS Holdings, Inc. (a) (b)	15,247	540,964
Q2 Holdings, Inc. (a)	18,911	1,515,528
QAD, Inc. - Class A	4,798	419,297
Qualys, Inc. (a) (b)	11,953	1,330,249
Rapid7, Inc. (a) (b)	19,454	2,198,691
Rekor Systems, Inc. (a) (b)	11,364	130,572
Rimini Street, Inc. (a)	15,589	150,434
Riot Blockchain, Inc. (a) (b)	29,956	769,869
SailPoint Technologies Holding, Inc. (a) (b)	31,710	1,359,725
Sapiens International Corp. NV	11,177	321,674
ShotSpotter, Inc. (a)	3,138	114,129
Sprout Social, Inc. - Class A (a)	15,663	1,910,103
SPS Commerce, Inc. (a)	12,481	2,013,310
Sumo Logic, Inc. (a) (b)	30,840	497,141
Telos Corp. (a) (b)	14,532	412,999
Tenable Holdings, Inc. (a)	32,177	1,484,647
Upland Software, Inc. (a)	10,139	339,048
Varonis Systems, Inc. (a)	36,305	2,209,159
Verint Systems, Inc. (a)	22,599	1,012,209
Veritone, Inc. (a) (b)	10,577	252,685
VirnetX Holding Corp. (a) (b)	22,935	89,905
Vonage Holdings Corp. (a)	82,325	1,327,079

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Workiva, Inc. (a) (b)	14,808	$2,087,336
Xperi Holding Corp.	35,163	662,471
Yext, Inc. (a) (b)	37,994	457,068
Zix Corp. (a)	19,059	134,747
Zuora, Inc. - Class A (a)	37,412	620,291

		65,714,531

Specialty Retail—2.5%
Aaron’s, Inc. (The)	13,892	382,586
Abercrombie & Fitch Co. - Class A (a)	21,049	792,074
Academy Sports & Outdoors, Inc. (a) (b)	27,368	1,095,267
America’s Car-Mart, Inc. (a)	2,086	243,603
American Eagle Outfitters, Inc. (b)	53,012	1,367,710
Arko Corp. (a)	44,152	445,935
Asbury Automotive Group, Inc. (a) (b)	6,569	1,292,385
Barnes & Noble Education, Inc. (a)	7,442	74,346
Bed Bath & Beyond, Inc. (a)	35,629	615,491
Big 5 Sporting Goods Corp. (b)	7,812	179,988
Boot Barn Holdings, Inc. (a)	10,735	954,019
Buckle, Inc. (The) (b)	11,227	444,477
Caleres, Inc.	13,428	298,370
Camping World Holdings, Inc. - Class A	15,369	597,393
CarLotz, Inc. (a) (b)	30,940	117,881
Cato Corp. (The) - Class A	7,694	127,259
Chico’s FAS, Inc. (a) (b)	42,972	192,944
Children’s Place, Inc. (The) (a)	5,422	408,060
Citi Trends, Inc. (a)	3,442	251,128
Conn’s, Inc. (a)	6,760	154,331
Container Store Group, Inc. (The) (a)	11,594	110,375
Designer Brands, Inc. - Class A (a)	15,489	215,762
Genesco, Inc. (a) (b)	4,989	288,015
Group 1 Automotive, Inc. (b)	6,253	1,174,814
GrowGeneration Corp. (a) (b)	19,559	482,521
Guess?, Inc.	15,106	317,377
Haverty Furniture Cos., Inc. (b)	6,403	215,845
Hibbett Sports, Inc. (b)	5,624	397,842
Kirkland’s, Inc. (a)	5,189	99,681
Lumber Liquidators Holdings, Inc. (a) (b)	11,017	205,798
MarineMax, Inc. (a) (b)	8,159	395,875
Monro, Inc.	12,639	726,869
Murphy USA, Inc.	8,388	1,402,977
National Vision Holdings, Inc. (a)	28,077	1,593,931
ODP Corp. (The) (a)	17,225	691,756
OneWater Marine, Inc. - Class A	3,644	146,525
Party City Holdco, Inc. (a)	28,219	200,355
Rent-A-Center, Inc.	23,490	1,320,373
Sally Beauty Holdings, Inc. (a) (b)	43,160	727,246
Shift Technologies, Inc. (a) (b)	16,562	114,940
Shoe Carnival, Inc.	8,228	266,752
Signet Jewelers, Ltd.	18,324	1,446,863
Sleep Number Corp. (a) (b)	8,551	799,347
Sonic Automotive, Inc. - Class A (b)	8,689	456,520
Sportsman’s Warehouse Holdings, Inc. (a)	16,465	289,784
Tilly’s, Inc. - Class A	3,178	44,524
Torrid Holdings, Inc. (a) (b)	5,758	88,846

Specialty Retail—(Continued)
TravelCenters of America, Inc. (a) (b)	4,817	239,838
Urban Outfitters, Inc. (a) (b)	23,786	706,206
Winmark Corp.	1,140	245,134
Zumiez, Inc. (a)	9,084	361,180

		25,809,118

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	42,023	1,158,574
Avid Technology, Inc. (a)	12,231	353,721
Corsair Gaming, Inc. (a) (b)	9,907	256,888
Diebold Nixdorf, Inc. (a) (b)	18,426	186,287
Eastman Kodak Co. (a)	5,624	38,299
Quantum Corp. (a)	20,650	106,967
Super Micro Computer, Inc. (a)	16,120	589,508
Turtle Beach Corp. (a)	6,636	184,614

		2,874,858

Textiles, Apparel & Luxury Goods—0.8%
Crocs, Inc. (a) (c)	21,365	3,065,450
Fossil Group, Inc. (a) (b)	11,026	130,658
G-III Apparel Group, Ltd. (a) (b)	15,756	445,895
Kontoor Brands, Inc. (b)	18,511	924,625
Movado Group, Inc. (b)	6,616	208,338
Oxford Industries, Inc.	6,143	553,914
PLBY Group, Inc. (a) (b)	9,237	217,716
Rocky Brands, Inc.	2,801	133,356
Steven Madden, Ltd.	28,518	1,145,283
Superior Group of Cos., Inc. (b)	4,332	100,892
Unifi, Inc. (a)	4,765	104,496
Vera Bradley, Inc. (a)	9,645	90,759
Wolverine World Wide, Inc.	28,133	839,489

		7,960,871

Thrifts & Mortgage Finance—1.5%
Axos Financial, Inc. (a)	20,959	1,080,227
Blue Foundry Bancorp (a)	11,482	158,337
Bridgewater Bancshares, Inc. (a)	8,285	145,070
Capitol Federal Financial, Inc.	45,325	520,784
Columbia Financial, Inc. (a)	13,860	256,410
Essent Group, Ltd.	38,560	1,697,026
Federal Agricultural Mortgage Corp. - Class C	3,118	338,365
Flagstar Bancorp, Inc.	17,902	909,063
Hingham Institution for Savings (The)	473	159,259
Home Bancorp, Inc. (b)	2,776	107,376
HomeStreet, Inc.	6,963	286,527
Kearny Financial Corp.	23,625	293,659
Merchants Bancorp	3,978	157,012
Meridian Bancorp, Inc.	16,193	336,167
Meta Financial Group, Inc.	11,990	629,235
Mr Cooper Group, Inc. (a)	25,444	1,047,529
NMI Holdings, Inc. - Class A (a)	30,237	683,659
Northfield Bancorp, Inc.	15,870	272,329
Northwest Bancshares, Inc.	37,677	500,351
PennyMac Financial Services, Inc.	11,412	697,615

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Premier Financial Corp.	11,932	$379,915
Provident Bancorp, Inc.	5,626	90,128
Provident Financial Services, Inc.	27,348	641,858
Radian Group, Inc.	64,248	1,459,714
Southern Missouri Bancorp, Inc.	3,031	136,062
TrustCo Bank Corp.	7,756	247,959
Walker & Dunlop, Inc.	10,298	1,168,823
Washington Federal, Inc.	25,583	877,753
Waterstone Financial, Inc.	8,351	171,112
WSFS Financial Corp.	16,073	824,706

		16,274,030

Tobacco—0.1%
22nd Century Group, Inc. (a) (b)	31,356	92,814
Turning Point Brands, Inc.	5,617	268,212
Universal Corp. (b)	9,114	440,479
Vector Group, Ltd.	50,377	642,307

		1,443,812

Trading Companies & Distributors—1.3%
Alta Equipment Group, Inc. (a)	7,040	96,659
Applied Industrial Technologies, Inc. (b)	13,282	1,197,107
Beacon Roofing Supply, Inc. (a)	19,126	913,458
BlueLinx Holdings, Inc. (a)	3,473	169,760
Boise Cascade Co. (b)	13,372	721,821
CAI International, Inc.	5,971	333,839
Custom Truck One Source, Inc. (a) (b)	16,492	153,870
DXP Enterprises, Inc. (a)	6,978	206,339
GATX Corp. (b)	12,503	1,119,769
Global Industrial Co. (b)	5,954	225,597
GMS, Inc. (a)	14,713	644,429
H&E Equipment Services, Inc. (b)	12,134	421,171
Herc Holdings, Inc. (a)	8,653	1,414,419
Lawson Products, Inc. (a)	1,744	87,217
McGrath RentCorp	9,074	652,874
MRC Global, Inc. (a)	28,411	208,537
NOW, Inc. (a)	35,404	270,841
Rush Enterprises, Inc. - Class A	15,506	700,251
Rush Enterprises, Inc. - Class B	2,388	109,299
Textainer Group Holdings, Ltd. (a)	17,885	624,365
Titan Machinery, Inc. (a)	8,226	213,136
Transcat, Inc. (a)	2,858	184,284
Triton International, Ltd.	22,889	1,191,144
Veritiv Corp. (a)	5,493	491,953
WESCO International, Inc. (a)	15,121	1,743,754

		14,095,893

Water Utilities—0.4%
American States Water Co.	12,194	1,042,831
Artesian Resources Corp. - Class A	2,874	109,700
California Water Service Group (b)	17,574	1,035,636
Global Water Resources, Inc. (b)	4,489	84,034
Middlesex Water Co. (b)	5,991	615,755

Water Utilities—(Continued)
Pure Cycle Corp. (a)	6,829	90,894
SJW Group	9,760	644,746
York Water Co. (The)	5,110	223,205

		3,846,801

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a) (b)	20,597	356,328
Shenandoah Telecommunications Co.	16,904	533,828
Telephone & Data Systems, Inc.	31,860	621,270
United States Cellular Corp. (a)	5,651	180,211

		1,691,637

Total Common Stocks (Cost $658,904,590)		1,011,286,109

Mutual Funds—2.5%

Investment Company Securities—2.5%
iShares Russell 2000 Index Fund (b) (Cost $26,797,951)	120,000	26,250,000

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e) (Cost $280)	4,660	37,094

Warrants—0.0%

Energy Equipment & Services—0.0%
Nabors Industries, Ltd., Expires 06/11/26 (a) (Cost $0)	882	5,151

Short-Term Investments—1.0%

Discount Note—0.1%
Federal Home Loan Bank 0.001%, 10/06/21 (f)	1,100,000	1,099,997

U.S. Treasury—0.9%
U.S. Treasury Bill 0.041%, 02/24/22 (f)	10,000,000	9,997,972

Total Short-Term Investments (Cost $11,098,357)		11,097,969

Securities Lending Reinvestments (g)—18.3%

Certificates of Deposit—6.5%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (h)	2,000,000	1,999,964

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Barclays Bank plc 0.180%, 04/07/22	5,000,000	$5,002,885
Cooperatieve Rabobank UA 0.170%, 03/18/22	7,000,000	7,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	7,000,000	6,999,720
Goldman Sachs Bank USA 0.170%, 02/04/22	8,000,000	8,000,560
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
MUFG Bank Ltd. 0.150%, 01/11/22	5,000,000	5,000,140
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (h)	2,000,000	2,000,306
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (h)	2,000,000	2,000,108
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (h)	3,000,000	3,000,033
Societe Generale 0.140%, 01/05/22	5,000,000	5,000,000
Standard Chartered Bank (NY) 0.150%, 02/02/22	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (h)	5,000,000	5,000,120
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 10/15/21	2,000,000	1,999,900
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 03/15/22	3,000,000	2,997,750
0.060%, 10/05/21	2,000,000	1,999,988
Svenska Handelsbanken AB 0.197%, 3M LIBOR + 0.070%, 11/19/21 (h)	1,000,000	1,000,121

		68,001,190

Commercial Paper—0.9%
Antalis S.A. 0.130%, 10/15/21	3,000,000	2,999,838
UBS AG 0.240%, 03/30/22	7,000,000	6,993,507

		9,993,345

Repurchase Agreements—8.1%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,690.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $15,161,909; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $15,465,130.	15,161,892	15,161,892
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $4,001,361; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $4,166,896.	4,000,000	4,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 2.875%, maturity dates ranging from 10/31/21 - 02/15/50, and an aggregate market value of $10,200,002.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $2,045,681.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $800,003; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $816,004.	800,000	800,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $10,000,389; collateralized by various Common Stock with an aggregate market value of $11,112,600.	10,000,000	10,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,400,064; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,554,044.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $2,800,136; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $3,109,731.	2,800,000	2,800,000

BHFTII-216

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,020,051.	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $12,000,057; collateralized by various Common Stock with an aggregate market value of $13,333,598.	12,000,000	12,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $15,122,539; collateralized by various Common Stock with an aggregate market value of $16,802,501.	15,121,951	15,121,951

		85,283,843

Time Deposits—2.0%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,600,000	1,600,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (h)	5,000,000	5,000,000
Nordea Bank ABP (NY) 0.050%, 10/01/21	5,000,000	5,000,000

		20,600,000

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (i)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (i)	5,000,000	5,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $191,872,376)		191,878,378

Total Investments—118.1% (Cost $888,673,554)		1,240,554,701
Other assets and liabilities (net)—(18.1)%		(190,487,925)

Net Assets—100.0%		$1,050,066,776

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $225,046,457 and the collateral received consisted of cash in the amount of $191,863,087 and non-cash collateral with a value of $40,693,837. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $4,777,757.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent less than 0.05% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Futures Contracts

Futures Contracts— Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/17/21	100	USD	11,004,000	$(222,309)

BHFTII-217

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,930,425	$—	$—	$6,930,425
Air Freight & Logistics	3,519,899	—	—	3,519,899
Airlines	3,750,178	—	—	3,750,178
Auto Components	12,952,440	—	—	12,952,440
Automobiles	2,772,755	—	—	2,772,755
Banks	82,875,253	—	—	82,875,253
Beverages	4,187,267	—	—	4,187,267
Biotechnology	97,330,691	—	—	97,330,691
Building Products	10,806,611	—	—	10,806,611
Capital Markets	16,155,761	—	—	16,155,761
Chemicals	19,347,450	—	—	19,347,450
Commercial Services & Supplies	17,672,243	—	—	17,672,243
Communications Equipment	6,179,458	—	—	6,179,458
Construction & Engineering	13,770,113	—	—	13,770,113
Construction Materials	1,740,293	—	—	1,740,293
Consumer Finance	9,023,786	—	—	9,023,786
Containers & Packaging	2,892,089	—	—	2,892,089
Distributors	180,060	—	—	180,060
Diversified Consumer Services	7,270,029	—	—	7,270,029
Diversified Financial Services	1,581,521	—	—	1,581,521
Diversified Telecommunication Services	6,441,926	—	—	6,441,926
Electric Utilities	5,808,829	—	—	5,808,829
Electrical Equipment	10,183,392	—	—	10,183,392
Electronic Equipment, Instruments & Components	22,056,214	—	—	22,056,214
Energy Equipment & Services	8,372,262	—	—	8,372,262
Entertainment	9,695,469	—	—	9,695,469
Equity Real Estate Investment Trusts	61,556,257	—	—	61,556,257
Food & Staples Retailing	9,311,798	—	—	9,311,798
Food Products	9,874,131	—	—	9,874,131
Gas Utilities	7,820,898	—	—	7,820,898

BHFTII-218

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$36,625,576	$—	$—	$36,625,576
Health Care Providers & Services	30,387,395	—	—	30,387,395
Health Care Technology	13,838,782	—	—	13,838,782
Hotels, Restaurants & Leisure	24,675,216	—	—	24,675,216
Household Durables	18,210,560	—	—	18,210,560
Household Products	2,910,694	—	—	2,910,694
Independent Power and Renewable Electricity Producers	3,338,695	—	—	3,338,695
Industrial Conglomerates	730,207	—	—	730,207
Insurance	18,333,187	—	—	18,333,187
Interactive Media & Services	4,518,968	—	—	4,518,968
Internet & Direct Marketing Retail	8,250,487	—	—	8,250,487
IT Services	15,721,341	—	—	15,721,341
Leisure Products	5,106,109	—	—	5,106,109
Life Sciences Tools & Services	9,632,659	—	—	9,632,659
Machinery	39,202,006	—	—	39,202,006
Marine	1,995,895	—	—	1,995,895
Media	11,688,602	—	—	11,688,602
Metals & Mining	12,000,640	—	0	12,000,640
Mortgage Real Estate Investment Trusts	12,536,029	—	—	12,536,029
Multi-Utilities	3,609,277	—	—	3,609,277
Multiline Retail	3,722,463	—	—	3,722,463
Oil, Gas & Consumable Fuels	36,996,136	—	—	36,996,136
Paper & Forest Products	2,196,630	—	—	2,196,630
Personal Products	5,110,222	—	—	5,110,222
Pharmaceuticals	15,909,267	—	—	15,909,267
Professional Services	17,329,904	—	—	17,329,904
Real Estate Management & Development	7,654,953	—	—	7,654,953
Road & Rail	6,739,134	—	—	6,739,134
Semiconductors & Semiconductor Equipment	30,544,026	—	—	30,544,026
Software	65,714,531	—	—	65,714,531
Specialty Retail	25,809,118	—	—	25,809,118
Technology Hardware, Storage & Peripherals	2,874,858	—	—	2,874,858
Textiles, Apparel & Luxury Goods	7,960,871	—	—	7,960,871
Thrifts & Mortgage Finance	16,274,030	—	—	16,274,030
Tobacco	1,443,812	—	—	1,443,812
Trading Companies & Distributors	14,095,893	—	—	14,095,893
Water Utilities	3,846,801	—	—	3,846,801
Wireless Telecommunication Services	1,691,637	—	—	1,691,637
Total Common Stocks	1,011,286,109	—	0	1,011,286,109
Total Mutual Funds*	26,250,000	—	—	26,250,000
Total Rights*	—	—	37,094	37,094
Total Warrants*	5,151	—	—	5,151
Total Short-Term Investments*	—	11,097,969	—	11,097,969
Securities Lending Reinvestments
Certificates of Deposit	—	68,001,190	—	68,001,190
Commercial Paper	—	9,993,345	—	9,993,345
Repurchase Agreements	—	85,283,843	—	85,283,843
Time Deposits	—	20,600,000	—	20,600,000
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	183,878,378	—	191,878,378
Total Investments	$1,045,541,260	$194,976,347	$37,094	$1,240,554,701

Collateral for Securities Loaned (Liability)	$—	$(191,863,087)	$—	$(191,863,087)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(222,309)	$—	$—	$(222,309)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Boeing Co. (The) (a)	122,404	$26,921,536
General Dynamics Corp.	51,544	10,104,170
Howmet Aerospace, Inc.	85,757	2,675,619
Huntington Ingalls Industries, Inc.	8,917	1,721,516
L3Harris Technologies, Inc. (b)	44,641	9,831,734
Lockheed Martin Corp.	54,752	18,894,915
Northrop Grumman Corp.	33,435	12,041,615
Raytheon Technologies Corp.	334,985	28,795,311
Textron, Inc.	49,793	3,476,049
TransDigm Group, Inc. (a) (b)	11,632	7,264,998

		121,727,463

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc. (b)	29,260	2,545,620
Expeditors International of Washington, Inc.	37,742	4,496,205
FedEx Corp. (b)	54,642	11,982,444
United Parcel Service, Inc. - Class B (b)	161,794	29,462,687

		48,486,956

Airlines—0.3%
Alaska Air Group, Inc. (a)	27,821	1,630,311
American Airlines Group, Inc. (a) (b)	143,837	2,951,535
Delta Air Lines, Inc. (a) (b)	142,161	6,057,480
Southwest Airlines Co. (a) (b)	131,437	6,759,805
United Airlines Holdings, Inc. (a) (b)	71,892	3,419,902

		20,819,033

Auto Components—0.1%
Aptiv plc (a)	60,095	8,952,352
BorgWarner, Inc. (b)	53,270	2,301,797

		11,254,149

Automobiles—2.1%
Ford Motor Co. (a) (b)	871,723	12,343,598
General Motors Co. (a)	322,510	16,999,502
Tesla, Inc. (a) (b)	180,265	139,791,902

		169,135,002

Banks—4.4%
Bank of America Corp.	1,645,095	69,834,283
Citigroup, Inc.	450,263	31,599,457
Citizens Financial Group, Inc.	94,657	4,446,986
Comerica, Inc.	29,752	2,395,036
Fifth Third Bancorp	153,447	6,512,291
First Republic Bank	39,168	7,554,724
Huntington Bancshares, Inc. (b)	328,026	5,071,282
JPMorgan Chase & Co.	663,838	108,663,642
KeyCorp (b)	212,463	4,593,450
M&T Bank Corp.	28,586	4,269,033
People’s United Financial, Inc. (b)	95,073	1,660,925
PNC Financial Services Group, Inc. (The) (b)	94,415	18,471,351
Regions Financial Corp.	212,057	4,518,935
SVB Financial Group (a)	13,033	8,430,787
Truist Financial Corp. (b)	296,541	17,392,130
U.S. Bancorp	299,730	17,815,951

Banks—(Continued)
Wells Fargo & Co.	912,266	42,338,265
Zions Bancorp N.A. (b)	36,004	2,228,287

		357,796,815

Beverages—1.4%
Brown-Forman Corp. - Class B	40,591	2,720,003
Coca-Cola Co. (The)	863,069	45,285,230
Constellation Brands, Inc. - Class A	37,378	7,875,171
Molson Coors Beverage Co. - Class B (b)	41,852	1,941,096
Monster Beverage Corp. (a)	83,421	7,410,287
PepsiCo, Inc.	307,046	46,182,789

		111,414,576

Biotechnology—1.9%
AbbVie, Inc.	392,589	42,348,575
Amgen, Inc.	126,152	26,826,223
Biogen, Inc. (a)	33,109	9,369,516
Gilead Sciences, Inc.	278,542	19,456,159
Incyte Corp. (a)	41,700	2,868,126
Moderna, Inc. (a)	78,015	30,024,853
Regeneron Pharmaceuticals, Inc. (a)	23,350	14,130,953
Vertex Pharmaceuticals, Inc. (a)	57,633	10,454,050

		155,478,455

Building Products—0.5%
A.O. Smith Corp.	29,590	1,807,061
Allegion plc	19,926	2,633,819
Carrier Global Corp. (b)	192,765	9,977,516
Fortune Brands Home & Security, Inc. (b)	30,630	2,738,935
Johnson Controls International plc	158,225	10,771,958
Masco Corp.	54,908	3,050,139
Trane Technologies plc	52,786	9,113,503

		40,092,931

Capital Markets—3.0%
Ameriprise Financial, Inc. (b)	25,269	6,674,048
Bank of New York Mellon Corp. (The) (b)	176,419	9,145,561
BlackRock, Inc.	31,783	26,655,131
Cboe Global Markets, Inc.	23,687	2,933,872
Charles Schwab Corp. (The)	333,507	24,292,650
CME Group, Inc.	79,784	15,428,630
Franklin Resources, Inc. (b)	62,558	1,859,224
Goldman Sachs Group, Inc. (The)	74,888	28,309,911
Intercontinental Exchange, Inc.	125,108	14,364,900
Invesco, Ltd.	75,850	1,828,743
MarketAxess Holdings, Inc. (b)	8,442	3,551,465
Moody’s Corp.	35,988	12,779,699
Morgan Stanley	324,270	31,554,714
MSCI, Inc.	18,315	11,141,747
Nasdaq, Inc. (b)	26,002	5,018,906
Northern Trust Corp.	46,296	4,991,172
Raymond James Financial, Inc. (b)	41,144	3,796,768
S&P Global, Inc. (b)	53,540	22,748,611
State Street Corp.	81,226	6,881,467

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
T. Rowe Price Group, Inc. (b)	50,415	$9,916,630

		243,873,849

Chemicals—1.7%
Air Products & Chemicals, Inc. (b)	49,178	12,594,978
Albemarle Corp. (b)	25,981	5,689,060
Celanese Corp.	24,684	3,718,398
CF Industries Holdings, Inc.	47,785	2,667,359
Corteva, Inc.	163,104	6,863,416
Dow, Inc. (b)	165,678	9,536,426
DuPont de Nemours, Inc.	116,200	7,900,438
Eastman Chemical Co.	30,165	3,038,822
Ecolab, Inc.	55,294	11,535,434
FMC Corp. (b)	28,591	2,617,792
International Flavors & Fragrances, Inc.	55,331	7,398,861
Linde plc	114,724	33,657,727
LyondellBasell Industries NV - Class A	58,708	5,509,746
Mosaic Co. (The)	76,800	2,743,296
PPG Industries, Inc.	52,730	7,540,917
Sherwin-Williams Co. (The) (b)	53,815	15,053,670

		138,066,340

Commercial Services & Supplies—0.4%
Cintas Corp.	19,444	7,401,553
Copart, Inc. (a)	47,301	6,561,595
Republic Services, Inc.	46,679	5,604,281
Rollins, Inc. (b)	50,286	1,776,604
Waste Management, Inc.	86,065	12,854,668

		34,198,701

Communications Equipment—0.8%
Arista Networks, Inc. (a)	12,442	4,275,569
Cisco Systems, Inc. (b)	936,213	50,958,074
F5 Networks, Inc. (a)	13,398	2,663,254
Juniper Networks, Inc. (b)	72,234	1,987,880
Motorola Solutions, Inc.	37,617	8,739,181

		68,623,958

Construction & Engineering—0.0%
Quanta Services, Inc. (b)	30,913	3,518,518

Construction Materials—0.1%
Martin Marietta Materials, Inc.	13,858	4,735,001
Vulcan Materials Co.	29,475	4,985,991

		9,720,992

Consumer Finance—0.7%
American Express Co.	142,955	23,949,251
Capital One Financial Corp.	99,107	16,052,361
Discover Financial Services (b)	66,528	8,172,965
Synchrony Financial	126,562	6,186,350

		54,360,927

Containers & Packaging—0.3%
AMCOR plc	342,519	3,969,795
Avery Dennison Corp.	18,413	3,815,358
Ball Corp. (b)	72,558	6,528,043
International Paper Co. (b)	86,826	4,855,310
Packaging Corp. of America	21,103	2,900,397
Sealed Air Corp. (b)	33,299	1,824,452
WestRock Co.	59,317	2,955,766

		26,849,121

Distributors—0.1%
Genuine Parts Co.	31,815	3,856,932
LKQ Corp. (a) (b)	60,063	3,022,370
Pool Corp.	8,909	3,870,159

		10,749,461

Diversified Financial Services—1.4%
Berkshire Hathaway, Inc. - Class B (a)	411,805	112,398,057

Diversified Telecommunication Services—1.2%
AT&T, Inc.	1,586,198	42,843,208
Lumen Technologies, Inc. (b)	220,981	2,737,955
Verizon Communications, Inc.	919,754	49,675,913

		95,257,076

Electric Utilities—1.5%
Alliant Energy Corp. (b)	55,596	3,112,264
American Electric Power Co., Inc.	111,134	9,021,858
Duke Energy Corp.	170,913	16,679,400
Edison International (b)	84,353	4,679,061
Entergy Corp. (b)	44,643	4,433,496
Evergy, Inc.	50,940	3,168,468
Eversource Energy	76,342	6,241,722
Exelon Corp.	217,232	10,500,995
FirstEnergy Corp.	120,896	4,306,316
NextEra Energy, Inc. (b)	435,817	34,220,351
NRG Energy, Inc.	54,378	2,220,254
Pinnacle West Capital Corp. (b)	25,056	1,813,052
PPL Corp. (b)	170,973	4,766,727
Southern Co. (The) (b)	235,225	14,576,893
Xcel Energy, Inc.	119,617	7,476,062

		127,216,919

Electrical Equipment—0.6%
AMETEK, Inc.	51,363	6,369,526
Eaton Corp. plc	88,551	13,221,550
Emerson Electric Co.	132,805	12,510,231
Generac Holdings, Inc. (a)	14,023	5,730,779
Rockwell Automation, Inc.	25,776	7,579,175

		45,411,261

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. - Class A (b)	132,890	9,731,535
CDW Corp. (b)	30,545	5,559,801
Corning, Inc.	170,756	6,230,886

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
IPG Photonics Corp. (a) (b)	7,962	$1,261,181
Keysight Technologies, Inc. (a)	40,927	6,723,897
TE Connectivity, Ltd.	72,866	9,998,672
Teledyne Technologies, Inc. (a)	10,354	4,447,871
Trimble, Inc. (a) (b)	55,899	4,597,693
Zebra Technologies Corp. - Class A (a)	11,864	6,114,943

		54,666,479

Energy Equipment & Services—0.2%
Baker Hughes Co.	184,053	4,551,631
Halliburton Co.	197,830	4,277,085
Schlumberger NV	310,671	9,208,288

		18,037,004

Entertainment—1.9%
Activision Blizzard, Inc.	172,773	13,370,902
Electronic Arts, Inc.	63,221	8,993,187
Live Nation Entertainment, Inc. (a) (b)	29,270	2,667,375
Netflix, Inc. (a)	98,326	60,012,291
Take-Two Interactive Software, Inc. (a)	25,885	3,988,102
Walt Disney Co. (The) (a)	403,687	68,291,730

		157,323,587

Equity Real Estate Investment Trusts—2.5%
Alexandria Real Estate Equities, Inc.	30,802	5,885,338
American Tower Corp.	101,113	26,836,401
AvalonBay Communities, Inc.	31,017	6,874,608
Boston Properties, Inc. (b)	31,571	3,420,718
Crown Castle International Corp.	96,015	16,641,320
Digital Realty Trust, Inc. (b)	62,779	9,068,427
Duke Realty Corp. (b)	84,050	4,023,473
Equinix, Inc.	19,939	15,754,402
Equity Residential	75,701	6,125,725
Essex Property Trust, Inc. (b)	14,448	4,619,604
Extra Space Storage, Inc.	29,726	4,993,671
Federal Realty Investment Trust (b)	15,549	1,834,626
Healthpeak Properties, Inc.	119,735	4,008,728
Host Hotels & Resorts, Inc. (a) (b)	158,614	2,590,167
Iron Mountain, Inc. (b)	64,305	2,794,052
Kimco Realty Corp.	136,296	2,828,142
Mid-America Apartment Communities, Inc.	25,774	4,813,294
Prologis, Inc.	164,229	20,599,243
Public Storage	33,867	10,061,886
Realty Income Corp. (b)	86,505	5,610,714
Regency Centers Corp.	33,964	2,286,796
SBA Communications Corp.	24,338	8,045,413
Simon Property Group, Inc.	73,003	9,488,200
UDR, Inc. (b)	61,989	3,284,177
Ventas, Inc.	87,412	4,826,017
Vornado Realty Trust (b)	35,321	1,483,835
Welltower, Inc. (b)	93,875	7,735,300
Weyerhaeuser Co. (b)	166,569	5,924,859

		202,459,136

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	98,209	44,130,214
Kroger Co. (The)	151,063	6,107,477
Sysco Corp.	113,651	8,921,604
Walgreens Boots Alliance, Inc.	159,494	7,504,193
Walmart, Inc.	317,482	44,250,641

		110,914,129

Food Products—0.9%
Archer-Daniels-Midland Co.	124,266	7,457,203
Campbell Soup Co. (b)	45,107	1,885,924
Conagra Brands, Inc.	106,709	3,614,234
General Mills, Inc. (b)	134,688	8,057,036
Hershey Co. (The)	32,307	5,467,960
Hormel Foods Corp. (b)	62,621	2,567,461
J.M. Smucker Co. (The) (b)	24,069	2,889,002
Kellogg Co. (b)	56,796	3,630,400
Kraft Heinz Co. (The) (b)	149,480	5,503,854
Lamb Weston Holdings, Inc. (b)	32,239	1,978,507
McCormick & Co., Inc. (b)	55,360	4,485,821
Mondelez International, Inc. - Class A	310,534	18,066,868
Tyson Foods, Inc. - Class A	65,495	5,170,175

		70,774,445

Gas Utilities—0.0%
Atmos Energy Corp. (b)	29,056	2,562,739

Health Care Equipment & Supplies—3.7%
Abbott Laboratories	393,843	46,524,674
ABIOMED, Inc. (a)	10,082	3,281,893
Align Technology, Inc. (a)	16,325	10,863,145
Baxter International, Inc.	111,058	8,932,395
Becton Dickinson & Co.	63,801	15,683,562
Boston Scientific Corp. (a)	316,318	13,725,038
Cooper Cos., Inc. (The)	10,941	4,522,025
Danaher Corp.	141,152	42,972,315
Dentsply Sirona, Inc.	48,552	2,818,444
DexCom, Inc. (a) (b)	21,494	11,754,209
Edwards Lifesciences Corp. (a)	138,476	15,676,868
Hologic, Inc. (a)	56,313	4,156,462
IDEXX Laboratories, Inc. (a)	18,900	11,753,910
Intuitive Surgical, Inc. (a)	26,415	26,260,472
Medtronic plc	298,557	37,424,120
ResMed, Inc.	32,328	8,520,044
STERIS plc	22,162	4,527,253
Stryker Corp.	74,559	19,662,699
Teleflex, Inc. (b)	10,397	3,914,990
West Pharmaceutical Services, Inc.	16,435	6,977,315
Zimmer Biomet Holdings, Inc.	46,395	6,790,372

		306,742,205

Health Care Providers & Services—2.5%
AmerisourceBergen Corp.	33,236	3,970,040
Anthem, Inc.	54,165	20,192,712
Cardinal Health, Inc. (b)	64,458	3,188,093
Centene Corp. (a)	129,527	8,070,827

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Cigna Corp.	75,557	$15,123,489
CVS Health Corp.	293,152	24,876,879
DaVita, Inc. (a)	14,900	1,732,274
HCA Healthcare, Inc.	54,764	13,292,318
Henry Schein, Inc. (a) (b)	31,033	2,363,473
Humana, Inc.	28,548	11,109,454
Laboratory Corp. of America Holdings (a)	21,483	6,046,176
McKesson Corp.	34,362	6,851,096
Quest Diagnostics, Inc.	27,143	3,944,149
UnitedHealth Group, Inc.	209,475	81,850,262
Universal Health Services, Inc. - Class B	16,855	2,332,226

		204,943,468

Health Care Technology—0.1%
Cerner Corp.	65,666	4,630,766

Hotels, Restaurants & Leisure—2.0%
Booking Holdings, Inc. (a)	9,122	21,654,442
Caesars Entertainment, Inc. (a)	47,414	5,323,644
Carnival Corp. (a)	177,400	4,436,774
Chipotle Mexican Grill, Inc. (a)	6,242	11,344,960
Darden Restaurants, Inc.	28,951	4,385,208
Domino’s Pizza, Inc. (b)	8,188	3,905,348
Expedia Group, Inc. (a)	32,278	5,290,364
Hilton Worldwide Holdings, Inc. (a)	61,911	8,179,062
Las Vegas Sands Corp. (a) (b)	76,376	2,795,362
Marriott International, Inc. - Class A (a) (b)	60,771	8,999,577
McDonald’s Corp.	165,906	40,001,596
MGM Resorts International	88,853	3,834,007
Norwegian Cruise Line Holdings, Ltd. (a) (b)	82,204	2,195,669
Penn National Gaming, Inc. (a) (b)	34,831	2,523,854
Royal Caribbean Cruises, Ltd. (a) (b)	49,792	4,428,998
Starbucks Corp.	261,944	28,895,043
Wynn Resorts, Ltd. (a) (b)	23,384	1,981,794
Yum! Brands, Inc.	65,679	8,033,199

		168,208,901

Household Durables—0.4%
DR Horton, Inc.	72,411	6,080,352
Garmin, Ltd.	33,753	5,247,241
Leggett & Platt, Inc. (b)	29,613	1,327,847
Lennar Corp. - Class A (b)	61,025	5,716,822
Mohawk Industries, Inc. (a)	12,421	2,203,485
Newell Brands, Inc. (b)	84,109	1,862,173
NVR, Inc. (a) (b)	748	3,585,972
PulteGroup, Inc. (b)	57,654	2,647,472
Whirlpool Corp. (b)	13,930	2,839,770

		31,511,134

Household Products—1.3%
Church & Dwight Co., Inc. (b)	54,549	4,504,111
Clorox Co. (The)	27,283	4,518,338
Colgate-Palmolive Co.	187,392	14,163,087
Kimberly-Clark Corp. (b)	74,813	9,908,234

Household Products—(Continued)
Procter & Gamble Co. (The)	539,268	75,389,666

		108,483,436

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	148,036	3,379,662

Industrial Conglomerates—1.1%
3M Co. (b)	128,548	22,549,890
General Electric Co.	243,852	25,124,072
Honeywell International, Inc.	153,377	32,558,869
Roper Technologies, Inc. (b)	23,421	10,448,811

		90,681,642

Insurance—1.9%
Aflac, Inc. (b)	137,088	7,146,398
Allstate Corp. (The)	65,687	8,362,612
American International Group, Inc.	189,988	10,428,441
Aon plc - Class A	50,151	14,331,651
Arthur J. Gallagher & Co.	45,930	6,827,495
Assurant, Inc.	13,065	2,061,004
Brown & Brown, Inc.	51,925	2,879,241
Chubb, Ltd.	97,469	16,908,922
Cincinnati Financial Corp.	33,301	3,803,640
Everest Re Group, Ltd.	8,858	2,221,409
Globe Life, Inc.	20,790	1,850,934
Hartford Financial Services Group, Inc. (The)	77,129	5,418,312
Lincoln National Corp. (b)	39,243	2,697,956
Loews Corp.	45,152	2,435,047
Marsh & McLennan Cos., Inc.	112,550	17,043,447
MetLife, Inc. (c)	161,810	9,988,531
Principal Financial Group, Inc.	55,451	3,571,045
Progressive Corp. (The)	129,998	11,750,519
Prudential Financial, Inc. (b)	85,930	9,039,836
Travelers Cos., Inc. (The)	55,426	8,425,306
W.R. Berkley Corp.	31,157	2,280,069
Willis Towers Watson plc	28,667	6,663,931

		156,135,746

Interactive Media & Services—6.7%
Alphabet, Inc. - Class A (a)	66,888	178,826,406
Alphabet, Inc. - Class C (a) (d)	62,593	166,829,749
Facebook, Inc. - Class A (a)	529,580	179,734,156
Match Group, Inc. (a)	61,495	9,654,100
Twitter, Inc. (a) (b)	177,273	10,705,516

		545,749,927

Internet & Direct Marketing Retail—4.1%
Amazon.com, Inc. (a)	96,758	317,853,900
eBay, Inc.	144,414	10,061,324
Etsy, Inc. (a) (b)	28,120	5,847,835

		333,763,059

IT Services—4.8%
Accenture plc - Class A	140,878	45,069,690
Akamai Technologies, Inc. (a) (b)	36,173	3,783,334

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Automatic Data Processing, Inc.	93,990	$18,790,481
Broadridge Financial Solutions, Inc. (b)	25,807	4,300,478
Cognizant Technology Solutions Corp. - Class A (b)	116,764	8,665,056
DXC Technology Co. (a)	55,962	1,880,883
Fidelity National Information Services, Inc.	137,224	16,697,416
Fiserv, Inc. (a) (b)	132,401	14,365,509
FleetCor Technologies, Inc. (a) (b)	18,351	4,794,566
Gartner, Inc. (a)	18,583	5,647,002
Global Payments, Inc.	65,258	10,283,356
International Business Machines Corp.	199,123	27,664,158
Jack Henry & Associates, Inc. (b)	16,502	2,707,318
MasterCard, Inc. - Class A	193,534	67,287,901
Paychex, Inc.	71,145	8,000,255
PayPal Holdings, Inc. (a)	261,041	67,925,479
VeriSign, Inc. (a)	21,622	4,432,726
Visa, Inc. - Class A (b)	374,921	83,513,653
Western Union Co. (The) (b)	90,272	1,825,300

		397,634,561

Leisure Products—0.0%
Hasbro, Inc. (b)	28,751	2,565,164

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	67,412	10,619,412
Bio-Rad Laboratories, Inc. - Class A (a)	4,775	3,561,911
Bio-Techne Corp.	8,640	4,186,685
Charles River Laboratories International, Inc. (a)	11,196	4,620,253
Illumina, Inc. (a)	32,591	13,219,236
IQVIA Holdings, Inc. (a)	42,568	10,196,739
Mettler-Toledo International, Inc. (a)	5,136	7,074,121
PerkinElmer, Inc. (b)	24,907	4,316,134
Thermo Fisher Scientific, Inc.	87,401	49,934,813
Waters Corp. (a) (b)	13,632	4,870,714

		112,600,018

Machinery—1.5%
Caterpillar, Inc.	121,624	23,348,159
Cummins, Inc.	31,903	7,164,138
Deere & Co.	63,063	21,130,519
Dover Corp.	31,981	4,973,045
Fortive Corp.	79,618	5,618,642
IDEX Corp.	16,883	3,493,937
Illinois Tool Works, Inc. (b)	63,675	13,157,165
Ingersoll Rand, Inc. (a)	90,011	4,537,455
Otis Worldwide Corp.	94,811	7,801,049
PACCAR, Inc. (b)	77,126	6,086,784
Parker-Hannifin Corp.	28,671	8,016,985
Pentair plc	36,847	2,676,198
Snap-on, Inc. (b)	11,990	2,505,311
Stanley Black & Decker, Inc.	36,203	6,346,748
Westinghouse Air Brake Technologies Corp. (b)	41,995	3,620,389
Xylem, Inc. (b)	40,024	4,950,168

		125,426,692

Media—1.2%
Charter Communications, Inc. - Class A (a)	28,178	20,501,186
Comcast Corp. - Class A	1,017,542	56,911,124
Discovery, Inc. - Class A (a) (b)	37,563	953,349
Discovery, Inc. - Class C (a)	67,476	1,637,643
DISH Network Corp. - Class A (a)	55,301	2,403,381
Fox Corp. - Class A (b)	71,846	2,881,743
Fox Corp. - Class B	32,949	1,223,067
Interpublic Group of Cos., Inc. (The) (b)	87,445	3,206,608
News Corp. - Class A	86,910	2,044,992
News Corp. - Class B	27,052	628,418
Omnicom Group, Inc. (b)	47,632	3,451,415
ViacomCBS, Inc. - Class B	134,585	5,317,453

		101,160,379

Metals & Mining—0.3%
Freeport-McMoRan, Inc. (b)	326,140	10,609,334
Newmont Corp. (b)	177,531	9,639,933
Nucor Corp. (b)	65,246	6,426,079

		26,675,346

Multi-Utilities—0.7%
Ameren Corp.	57,126	4,627,206
CenterPoint Energy, Inc. (b)	131,714	3,240,164
CMS Energy Corp. (b)	64,348	3,843,506
Consolidated Edison, Inc. (b)	78,506	5,698,751
Dominion Energy, Inc.	179,610	13,115,122
DTE Energy Co.	43,043	4,808,334
NiSource, Inc.	87,176	2,112,275
Public Service Enterprise Group, Inc.	112,317	6,840,105
Sempra Energy	70,940	8,973,910
WEC Energy Group, Inc.	70,075	6,180,615

		59,439,988

Multiline Retail—0.5%
Dollar General Corp. (b)	52,474	11,131,834
Dollar Tree, Inc. (a)	51,530	4,932,452
Target Corp.	109,906	25,143,196

		41,207,482

Oil, Gas & Consumable Fuels—2.5%
APA Corp.	83,980	1,799,691
Cabot Oil & Gas Corp. (b)	88,788	1,932,027
Chevron Corp.	429,631	43,586,065
ConocoPhillips	297,485	20,160,558
Devon Energy Corp. (b)	139,872	4,966,855
Diamondback Energy, Inc. (b)	37,809	3,579,378
EOG Resources, Inc.	129,708	10,411,661
Exxon Mobil Corp.	940,514	55,321,033
Hess Corp.	61,228	4,782,519
Kinder Morgan, Inc.	433,029	7,244,575
Marathon Oil Corp.	175,148	2,394,273
Marathon Petroleum Corp.	141,780	8,763,422
Occidental Petroleum Corp.	197,063	5,829,124
ONEOK, Inc.	99,006	5,741,358
Phillips 66 (b)	97,302	6,814,059

BHFTII-224

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Pioneer Natural Resources Co. (b)	50,403	$8,392,604
Valero Energy Corp. (b)	90,822	6,409,309
Williams Cos., Inc. (The) (b)	269,911	7,001,491

		205,130,002

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	51,517	15,451,494

Pharmaceuticals—3.5%
Bristol-Myers Squibb Co.	493,657	29,209,685
Catalent, Inc. (a)	37,842	5,035,635
Eli Lilly and Co.	176,384	40,753,523
Johnson & Johnson	584,823	94,448,914
Merck & Co., Inc.	562,361	42,238,935
Organon & Co.	56,320	1,846,733
Pfizer, Inc.	1,245,563	53,571,665
Viatris, Inc.	268,651	3,640,221
Zoetis, Inc.	105,290	20,441,000

		291,186,311

Professional Services—0.4%
Equifax, Inc.	27,067	6,859,319
IHS Markit, Ltd.	88,554	10,327,168
Jacobs Engineering Group, Inc. (b)	28,950	3,836,744
Leidos Holdings, Inc. (b)	31,449	3,023,192
Nielsen Holdings plc	79,709	1,529,616
Robert Half International, Inc. (b)	24,874	2,495,608
Verisk Analytics, Inc. (b)	35,845	7,178,678

		35,250,325

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a)	74,585	7,261,596

Road & Rail—0.9%
CSX Corp.	500,851	14,895,309
J.B. Hunt Transport Services, Inc. (b)	18,696	3,126,345
Kansas City Southern	20,208	5,469,093
Norfolk Southern Corp.	54,866	13,126,690
Old Dominion Freight Line, Inc.	20,840	5,959,823
Union Pacific Corp.	144,873	28,396,557

		70,973,817

Semiconductors & Semiconductor Equipment—5.5%
Advanced Micro Devices, Inc. (a) (b)	269,468	27,728,257
Analog Devices, Inc.	119,497	20,013,358
Applied Materials, Inc.	203,046	26,138,112
Broadcom, Inc.	91,142	44,197,490
Enphase Energy, Inc. (a)	29,906	4,485,003
Intel Corp.	901,289	48,020,678
KLA Corp.	33,932	11,350,593
Lam Research Corp.	31,658	18,018,151
Microchip Technology, Inc. (b)	60,879	9,344,318
Micron Technology, Inc.	250,093	17,751,601
Monolithic Power Systems, Inc. (b)	9,590	4,648,081
NVIDIA Corp.	553,614	114,686,676

Semiconductors & Semiconductor Equipment—(Continued)
NXP Semiconductors NV	58,901	11,536,939
Qorvo, Inc. (a)	24,691	4,128,088
QUALCOMM, Inc.	250,592	32,321,356
Skyworks Solutions, Inc.	36,688	6,045,449
Teradyne, Inc. (b)	36,649	4,000,971
Texas Instruments, Inc.	205,097	39,421,694
Xilinx, Inc. (b)	54,976	8,300,826

		452,137,641

Software—9.2%
Adobe, Inc. (a)	105,836	60,931,902
ANSYS, Inc. (a)	19,384	6,599,283
Autodesk, Inc. (a)	48,877	13,938,254
Cadence Design Systems, Inc. (a)	61,488	9,311,743
Ceridian HCM Holding, Inc. (a) (b)	29,963	3,374,433
Citrix Systems, Inc. (b)	27,598	2,963,197
Fortinet, Inc. (a)	30,115	8,794,785
Intuit, Inc.	60,707	32,752,034
Microsoft Corp.	1,669,483	470,660,647
NortonLifeLock, Inc. (b)	129,134	3,267,090
Oracle Corp.	365,954	31,885,572
Paycom Software, Inc. (a)	10,679	5,294,114
PTC, Inc. (a)	23,469	2,811,352
Salesforce.com, Inc. (a)	215,832	58,537,955
ServiceNow, Inc. (a) (b)	44,010	27,386,103
Synopsys, Inc. (a)	33,896	10,148,801
Tyler Technologies, Inc. (a) (b)	9,074	4,161,790

		752,819,055

Specialty Retail—2.2%
Advance Auto Parts, Inc.	14,537	3,036,634
AutoZone, Inc. (a)	4,787	8,128,278
Bath & Body Works, Inc. (b)	58,815	3,707,109
Best Buy Co., Inc. (b)	50,079	5,293,851
CarMax, Inc. (a) (b)	36,197	4,631,768
Gap, Inc. (The)	47,815	1,085,401
Home Depot, Inc. (The)	236,210	77,538,295
Lowe’s Cos., Inc.	157,040	31,857,134
O’Reilly Automotive, Inc. (a)	15,318	9,360,217
Ross Stores, Inc. (b)	79,336	8,635,724
TJX Cos., Inc. (The)	268,029	17,684,553
Tractor Supply Co.	25,401	5,146,497
Ulta Beauty, Inc. (a)	12,165	4,390,592

		180,496,053

Technology Hardware, Storage & Peripherals—6.3%
Apple, Inc.	3,488,672	493,647,088
Hewlett Packard Enterprise Co. (b)	290,120	4,134,210
HP, Inc.	266,866	7,301,454
NetApp, Inc.	49,766	4,466,996
Seagate Technology Holdings plc	46,518	3,838,666
Western Digital Corp. (a) (b)	68,080	3,842,435

		517,230,849

BHFTII-225

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (b)	77,566	$1,331,033
NIKE, Inc. - Class B	283,935	41,235,880
PVH Corp. (a)	15,853	1,629,530
Ralph Lauren Corp. (b)	10,803	1,199,565
Tapestry, Inc.	61,950	2,293,389
Under Armour, Inc. - Class A (a)	41,908	845,703
Under Armour, Inc. - Class C (a)	46,298	811,141
VF Corp.	72,398	4,849,942

		54,196,183

Tobacco—0.6%
Altria Group, Inc.	409,674	18,648,360
Philip Morris International, Inc.	346,240	32,820,090

		51,468,450

Trading Companies & Distributors—0.2%
Fastenal Co. (b)	127,682	6,589,668
United Rentals, Inc. (a) (b)	16,082	5,643,656
WW Grainger, Inc. (b)	9,718	3,819,757

		16,053,081

Water Utilities—0.1%
American Water Works Co., Inc.	40,320	6,815,693

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a)	130,304	16,647,639

Total Common Stocks (Cost $2,875,867,281)		8,117,245,844

Mutual Funds—0.7%

Investment Company Securities—0.7%
SPDR S&P 500 ETF Trust (b) (Cost $56,822,197)	126,000	54,071,640

Short-Term Investments—0.3%

Discount Note—0.1%
Federal Home Loan Bank 0.001%, 10/06/21 (e)	5,250,000	5,249,985

U.S. Treasury—0.2%
U.S. Treasury Bill 0.041%, 02/24/22 (e)	20,000,000	19,995,944

Total Short-Term Investments (Cost $25,246,714)		25,245,929

Securities Lending Reinvestments (f)—7.5%
Security Description	Principal Amount*	Value

Certificates of Deposit—2.8%
Agricultural Bank of China
0.190%, 11/17/21	10,000,000	10,000,400
0.200%, 11/22/21	10,000,000	10,000,580
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (g)	11,000,000	10,999,802
Barclays Bank plc 0.180%, 04/07/22	23,000,000	23,013,271
Cooperatieve Rabobank UA
0.159%, 3M LIBOR + 0.040%, 01/11/22 (g)	5,000,000	5,000,700
0.170%, 03/18/22	18,000,000	18,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	20,000,000	19,999,200
Goldman Sachs Bank USA 0.170%, 02/04/22	25,000,000	25,001,750
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	4,000,000	3,999,360
Mizuho Bank, Ltd. 0.160%, 03/25/22	10,000,000	9,999,510
MUFG Bank Ltd.
0.140%, 01/10/22	6,000,000	6,000,000
0.150%, 01/11/22	5,000,000	5,000,140
National Australia Bank, Ltd. 0.160%, 03/02/22	10,000,000	9,999,500
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (g)	5,000,000	5,000,055
Societe Generale
0.140%, 01/05/22	10,000,000	10,000,000
0.150%, 03/15/22	5,000,000	4,999,770
Standard Chartered Bank (NY) 0.150%, 02/02/22	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (g)	15,000,000	15,000,360
0.150%, SOFR + 0.100%, 03/15/22 (g)	5,000,000	4,999,565
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	7,000,000	6,996,080
Zero Coupon, 03/21/22	10,000,000	9,991,800
0.060%, 10/05/21	5,000,000	4,999,970
Svenska Handelsbanken AB 0.197%, 3M LIBOR + 0.070%, 11/19/21 (g)	2,000,000	2,000,242

		231,002,055

Commercial Paper—0.2%
Antalis S.A. 0.130%, 10/15/21	5,000,000	4,999,730
UBS AG 0.240%, 03/30/22	15,000,000	14,986,088

		19,985,818

Master Demand Notes—0.1%
Natixis Financial Products LLC
0.300%, OBFR + 0.230%, 10/01/21 (g)	9,000,000	9,000,000
0.320%, OBFR + 0.250%, 10/01/21 (g)	1,000,000	1,000,000

		10,000,000

BHFTII-226

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.6%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $3,500,018; collateralized by various Common Stock with an aggregate market value of $3,889,320.	3,500,000	$3,500,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $8,002,722; collateralized by various Common Stock with an aggregate market value of $8,890,704.	8,000,000	8,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $22,373,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $22,820,712.	22,373,247	22,373,247
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $14,862,419; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $15,159,668.	14,862,399	14,862,399
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $20,000,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 2.875%, maturity dates ranging from 10/31/21 - 02/15/50, and an aggregate market value of $20,400,003.	20,000,000	20,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $20,008,167; collateralized by various Common Stock with an aggregate market value of $22,000,001.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $20,008,167; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $21,733,455.	20,000,000	20,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $5,500,023; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $5,610,024.	5,500,000	5,500,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $45,001,750; collateralized by various Common Stock with an aggregate market value of $50,006,701.	45,000,000	45,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $900,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $999,028.	900,000	900,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $9,800,476; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $10,884,058.	9,800,000	9,800,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $20,000,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $20,401,021.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $15,833,693; collateralized by various Common Stock with an aggregate market value of $17,592,657.	15,833,077	15,833,077

		215,768,723

Time Deposits—1.2%
ABN AMRO Bank NV 0.070%, 10/01/21	15,000,000	15,000,000
DZ Bank AG 0.040%, 10/01/21	15,000,000	15,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	20,000,000	20,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	5,700,000	5,700,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (g)	16,000,000	16,000,000
Nordea Bank ABP (NY) 0.050%, 10/01/21	15,000,000	15,000,000
Svenska Handelsbanken (NY) 0.030%, 10/01/21	12,000,000	12,000,000

		98,700,000

Mutual Funds—0.6%
AB Government Money Market Portfolio, Institutional Class 0.010% (h)	8,000,000	8,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	7,226,000	7,226,000

BHFTII-227

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	30,000,000	$30,000,000

		45,226,000

Total Securities Lending Reinvestments (Cost $620,662,449)		620,682,596

Total Investments 107.5% (Cost $3,578,598,641)		8,817,246,009
Other assets and liabilities (net)—(7.5)%		(615,460,372)

Net Assets—100.0%		$8,201,785,637

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $598,632,862 and the collateral received consisted of cash in the amount of $620,640,486 and non-cash collateral with a value of $730,964. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $53,452,792.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/17/21	136	USD	29,224,700	$(1,397,944)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-228

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$8,117,245,844	$—	$—	$8,117,245,844
Total Mutual Funds*	54,071,640	—	—	54,071,640
Total Short-Term Investments*	—	25,245,929	—	25,245,929
Securities Lending Reinvestments
Certificates of Deposit	—	231,002,055	—	231,002,055
Commercial Paper	—	19,985,818	—	19,985,818
Master Demand Notes	—	10,000,000	—	10,000,000
Repurchase Agreements	—	215,768,723	—	215,768,723
Time Deposits	—	98,700,000	—	98,700,000
Mutual Funds	45,226,000	—	—	45,226,000
Total Securities Lending Reinvestments	45,226,000	575,456,596	—	620,682,596
Total Investments	$8,216,543,484	$600,702,525	$—	$8,817,246,009

Collateral for Securities Loaned (Liability)	$—	$(620,640,486)	$—	$(620,640,486)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,397,944)	$—	$—	$(1,397,944)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—58.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
L3Harris Technologies, Inc. (a)	21,939	$4,831,845
Lockheed Martin Corp.	6,444	2,223,825
Northrop Grumman Corp.	8,861	3,191,289

		10,246,959

Air Freight & Logistics—0.2%
United Parcel Service, Inc. - Class B	9,166	1,669,129

Auto Components—0.7%
Aptiv plc (b)	8,302	1,236,749
Lear Corp. (a)	24,237	3,792,606

		5,029,355

Banks—5.9%
Bank of America Corp.	270,259	11,472,495
JPMorgan Chase & Co.	82,597	13,520,303
PNC Financial Services Group, Inc. (The)	27,318	5,344,493
Truist Financial Corp. (a)	168,246	9,867,628
U.S. Bancorp	71,458	4,247,463

		44,452,382

Beverages—0.9%
Constellation Brands, Inc. - Class A	11,414	2,404,816
Diageo plc	50,982	2,456,468
PepsiCo, Inc.	14,350	2,158,383

		7,019,667

Biotechnology—0.3%
Vertex Pharmaceuticals, Inc. (b)	12,584	2,282,612

Building Products—2.1%
Johnson Controls International plc	133,424	9,083,506
Masco Corp.	107,482	5,970,625
Trane Technologies plc	5,089	878,616

		15,932,747

Capital Markets—6.2%
BlackRock, Inc. (a)	2,206	1,850,084
Cboe Global Markets, Inc. (a)	22,308	2,763,069
Charles Schwab Corp. (The)	163,430	11,904,241
Goldman Sachs Group, Inc. (The)	45,519	17,207,548
Invesco, Ltd.	88,527	2,134,386
Morgan Stanley	55,774	5,427,368
Nasdaq, Inc. (a)	15,647	3,020,184
Northern Trust Corp.	22,387	2,413,542

		46,720,422

Chemicals—1.4%
Axalta Coating Systems, Ltd. (b)	106,680	3,113,989
DuPont de Nemours, Inc.	39,590	2,691,724
PPG Industries, Inc.	32,562	4,656,692

		10,462,405

Construction Materials—0.3%
Vulcan Materials Co. (a)	14,145	2,392,768

Distributors—0.5%
LKQ Corp. (b)	74,327	3,740,135

Electric Utilities—2.2%
Duke Energy Corp.	57,404	5,602,057
Exelon Corp.	64,098	3,098,497
PG&E Corp. (a) (b)	251,385	2,413,296
Pinnacle West Capital Corp.	18,255	1,320,932
Southern Co. (The)	73,426	4,550,209

		16,984,991

Electrical Equipment—1.4%
Eaton Corp. plc	69,105	10,318,067

Entertainment—0.3%
Electronic Arts, Inc.	17,419	2,477,853

Equity Real Estate Investment Trusts—0.3%
STORE Capital Corp.	73,936	2,368,170

Food & Staples Retailing—0.6%
Walmart, Inc.	34,193	4,765,820

Food Products—1.8%
Archer-Daniels-Midland Co.	45,164	2,710,292
Danone S.A.	33,845	2,310,088
General Mills, Inc.	36,773	2,199,761
J.M. Smucker Co. (The) (a)	10,481	1,258,034
Mondelez International, Inc. - Class A	30,331	1,764,658
Nestle S.A.	30,570	3,678,149

		13,920,982

Health Care Equipment & Supplies—2.3%
Becton Dickinson & Co. (a)	9,132	2,244,828
Danaher Corp.	23,759	7,233,190
Medtronic plc	63,662	7,980,032

		17,458,050

Health Care Providers & Services—2.5%
Cigna Corp.	49,784	9,964,765
McKesson Corp.	22,286	4,443,383
Quest Diagnostics, Inc.	32,885	4,778,519

		19,186,667

Hotels, Restaurants & Leisure—0.4%
Booking Holdings, Inc. (b)	500	1,186,935
Wendy’s Co. (The) (a)	80,395	1,742,964

		2,929,899

Household Products—0.6%
Colgate-Palmolive Co.	34,347	2,595,946
Kimberly-Clark Corp. (a)	16,787	2,223,270

		4,819,216

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.1%
3M Co.	4,494	$788,337
Honeywell International, Inc.	36,157	7,675,408

		8,463,745

Insurance—3.4%
Aon plc - Class A	26,153	7,473,743
Chubb, Ltd.	39,843	6,911,964
Marsh & McLennan Cos., Inc.	9,800	1,484,014
Travelers Cos., Inc. (The)	27,140	4,125,551
Willis Towers Watson plc	25,624	5,956,555

		25,951,827

Interactive Media & Services—0.5%
Alphabet, Inc. - Class A (b)	1,464	3,914,033

IT Services—2.4%
Accenture plc - Class A	14,583	4,665,393
Amdocs, Ltd.	38,082	2,883,188
Cognizant Technology Solutions Corp. - Class A	31,554	2,341,622
Fidelity National Information Services, Inc.	34,838	4,239,088
Fiserv, Inc. (b)	33,605	3,646,143

		17,775,434

Life Sciences Tools & Services—0.8%
ICON plc (b)	8,454	2,215,117
Thermo Fisher Scientific, Inc.	6,611	3,777,063

		5,992,180

Machinery—1.5%
Ingersoll Rand, Inc. (b)	89,043	4,488,658
Otis Worldwide Corp.	14,926	1,228,111
PACCAR, Inc. (a)	29,562	2,333,033
Stanley Black & Decker, Inc.	18,770	3,290,569

		11,340,371

Media—2.2%
Comcast Corp. - Class A	265,008	14,821,898
Discovery, Inc. - Class C (a) (b)	61,520	1,493,090
Omnicom Group, Inc.	9,563	692,935

		17,007,923

Metals & Mining—0.2%
Rio Tinto plc	19,484	1,286,454

Oil, Gas & Consumable Fuels—1.6%
ConocoPhillips	70,090	4,749,999
Hess Corp.	47,281	3,693,119
Pioneer Natural Resources Co.	21,983	3,660,389

		12,103,507

Pharmaceuticals—3.7%
Bayer AG	19,841	1,082,166
Johnson & Johnson	77,597	12,531,915
Merck & Co., Inc.	123,225	9,255,430
Organon & Co.	40,812	1,338,225
Roche Holding AG	9,773	3,566,204

		27,773,940

Road & Rail—0.9%
Union Pacific Corp.	35,742	7,005,789

Semiconductors & Semiconductor Equipment—3.0%
Applied Materials, Inc.	30,162	3,882,754
Intel Corp.	104,045	5,543,518
NXP Semiconductors NV	17,606	3,448,487
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	34,117	3,809,163
Texas Instruments, Inc.	30,761	5,912,572

		22,596,494

Software—2.6%
Microsoft Corp.	58,471	16,484,144
Oracle Corp.	35,995	3,136,245

		19,620,389

Specialty Retail—0.6%
Home Depot, Inc. (The)	12,705	4,170,543

Tobacco—1.0%
Philip Morris International, Inc.	80,311	7,612,680

Wireless Telecommunication Services—0.6%
T-Mobile U.S., Inc. (b)	35,918	4,588,884

Total Common Stocks (Cost $303,198,409)		442,382,489

U.S. Treasury & Government Agencies—21.0%

Agency Sponsored Mortgage - Backed—11.3%
Fannie Mae 15 Yr. Pool
2.500%, 11/01/31	27,633	28,922
3.000%, 11/01/28	74,746	79,234
3.000%, 09/01/30	47,412	50,135
3.000%, 12/01/31	657,913	701,228
3.000%, 08/01/33	31,763	33,534
3.000%, 10/01/33	506,461	535,428
3.000%, 12/01/33	71,151	75,137
Fannie Mae 20 Yr. Pool
3.000%, 07/01/37	88,857	94,050
3.000%, 11/01/37	152,112	160,914
3.500%, 04/01/38	146,925	156,198
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	60,782	61,326
2.000%, 02/01/51	97,090	98,090
2.500%, 02/01/50	288,474	298,509

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.500%, 06/01/50	48,832	$51,244
2.500%, 07/01/50	452,369	473,490
3.000%, 09/01/46	119,152	128,000
3.500%, 11/01/41	33,611	36,695
3.500%, 01/01/42	348,912	381,602
3.500%, 01/01/43	119,184	129,800
3.500%, 04/01/43	389,711	423,203
3.500%, 05/01/43	326,997	355,988
3.500%, 07/01/43	473,205	513,655
3.500%, 08/01/43	178,253	194,118
3.500%, 09/01/43	710,276	773,500
3.500%, 02/01/45	547,283	598,684
3.500%, 09/01/45	467,555	505,007
3.500%, 10/01/45	397,685	432,900
3.500%, 01/01/46	141,856	154,829
3.500%, 05/01/46	144,719	157,099
3.500%, 07/01/46	537,682	582,277
4.000%, 09/01/40	358,434	395,786
4.000%, 11/01/40	105,927	116,787
4.000%, 12/01/40	233,186	256,856
4.000%, 02/01/41	123,593	136,280
4.000%, 06/01/41	271,823	299,628
4.000%, 11/01/41	102,007	112,735
4.000%, 01/01/42	682,600	752,929
4.000%, 04/01/42	79,517	87,121
4.000%, 10/01/42	77,778	85,611
4.000%, 12/01/42	90,789	100,258
4.000%, 01/01/43	113,060	124,493
4.000%, 04/01/43	24,087	26,512
4.000%, 05/01/43	186,633	206,418
4.000%, 06/01/43	119,195	131,392
4.000%, 07/01/43	71,730	78,571
4.000%, 04/01/44	61,762	68,073
4.000%, 05/01/44	204,493	224,999
4.000%, 11/01/44	73,519	80,634
4.000%, 06/01/47	261,465	281,709
4.500%, 08/01/33	69,922	77,688
4.500%, 03/01/34	206,191	229,323
4.500%, 01/01/40	55,388	61,514
4.500%, 08/01/40	15,707	17,392
4.500%, 02/01/41	99,826	110,937
4.500%, 04/01/41	210,323	235,492
4.500%, 11/01/42	52,361	58,130
4.500%, 01/01/43	132,692	148,224
4.500%, 04/01/44	780,907	871,237
4.500%, 06/01/44	74,171	82,740
5.000%, 11/01/33	41,279	46,991
5.000%, 03/01/34	34,947	39,720
5.000%, 05/01/34	12,297	13,986
5.000%, 08/01/34	13,347	15,197
5.000%, 09/01/34	53,577	60,954
5.000%, 06/01/35	31,879	36,350
5.000%, 07/01/35	113,155	128,996
5.000%, 08/01/35	32,449	36,964
5.000%, 09/01/35	23,714	26,964

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 10/01/35	87,808	100,197
5.000%, 07/01/39	64,564	72,523
5.000%, 10/01/39	43,152	49,331
5.000%, 11/01/39	28,270	32,338
5.000%, 11/01/40	52,175	59,065
5.000%, 03/01/41	25,165	28,391
5.500%, 02/01/33	7,350	8,263
5.500%, 05/01/33	1,966	2,198
5.500%, 06/01/33	77,142	88,581
5.500%, 07/01/33	66,148	76,219
5.500%, 11/01/33	41,085	46,978
5.500%, 12/01/33	10,084	11,279
5.500%, 01/01/34	52,447	59,293
5.500%, 02/01/34	58,235	66,634
5.500%, 03/01/34	20,229	22,939
5.500%, 04/01/34	19,981	22,338
5.500%, 05/01/34	131,731	150,161
5.500%, 06/01/34	163,463	188,617
5.500%, 07/01/34	42,527	48,085
5.500%, 09/01/34	165,242	186,515
5.500%, 10/01/34	181,653	206,855
5.500%, 11/01/34	208,051	237,265
5.500%, 12/01/34	125,766	144,898
5.500%, 01/01/35	149,083	173,160
5.500%, 04/01/35	34,930	40,572
5.500%, 07/01/35	14,979	16,751
5.500%, 09/01/35	106,357	123,563
6.000%, 02/01/32	47,296	53,301
6.000%, 03/01/34	11,648	13,277
6.000%, 04/01/34	114,774	131,879
6.000%, 06/01/34	115,372	133,725
6.000%, 07/01/34	72,029	82,703
6.000%, 08/01/34	111,635	128,117
6.000%, 10/01/34	74,579	86,267
6.000%, 11/01/34	25,152	28,576
6.000%, 12/01/34	7,442	8,356
6.000%, 08/01/35	5,539	6,218
6.000%, 09/01/35	21,291	24,775
6.000%, 10/01/35	37,105	42,617
6.000%, 11/01/35	8,000	8,985
6.000%, 12/01/35	37,033	42,476
6.000%, 02/01/36	46,690	52,523
6.000%, 04/01/36	18,737	21,033
6.000%, 06/01/36	5,293	6,204
6.000%, 07/01/37	57,320	66,017
6.500%, 06/01/31	15,213	17,499
6.500%, 09/01/31	18,949	21,390
6.500%, 02/01/32	8,193	9,336
6.500%, 07/01/32	38,908	45,171
6.500%, 08/01/32	26,380	29,630
6.500%, 01/01/33	17,276	19,714
6.500%, 04/01/34	36,596	41,536
6.500%, 06/01/34	10,294	11,787
6.500%, 04/01/36	10,548	11,848
6.500%, 05/01/36	24,982	28,060

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 02/01/37	43,017	$49,391
6.500%, 05/01/37	27,556	31,290
6.500%, 07/01/37	31,637	36,725
Fannie Mae Pool
2.410%, 05/01/23	83,729	85,599
2.550%, 05/01/23	134,208	137,423
2.700%, 07/01/25	121,000	128,207
5.000%, 03/01/26	77,935	86,440
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	21,264	21,412
2.000%, 05/25/44	47,000	47,414
2.000%, 04/25/46	84,423	86,688
3.000%, 02/25/33 (c)	96,353	9,547
3.250%, 05/25/40	46,992	50,495
3.500%, 05/25/25	70,208	70,293
4.000%, 10/25/40	57,325	62,614
4.000%, 07/25/46 (c)	112,997	21,316
5.000%, 03/25/25	14,790	15,541
Fannie Mae-ACES
2.641%, 12/25/26 (d)	464,395	494,374
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/24	39,848	41,806
6.000%, 10/01/21	7	7
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	289,323	305,800
3.500%, 11/01/37	202,616	218,250
4.000%, 08/01/37	50,827	55,531
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	316,018	337,251
3.000%, 04/01/43	741,064	801,973
3.000%, 05/01/43	647,375	702,025
3.000%, 05/01/46	287,592	309,031
3.000%, 10/01/46	599,094	643,504
3.000%, 11/01/46	642,663	685,851
3.000%, 03/01/48	59,035	61,942
3.500%, 02/01/42	254,204	277,618
3.500%, 04/01/42	188,115	208,330
3.500%, 12/01/42	442,525	484,374
3.500%, 04/01/43	116,639	127,242
3.500%, 07/01/43	22,549	24,563
3.500%, 08/01/43	263,960	287,004
3.500%, 12/01/45	165,119	177,459
3.500%, 12/01/46	775,726	828,272
4.000%, 11/01/40	239,857	264,506
4.000%, 01/01/41	522,147	576,264
4.000%, 04/01/44	179,813	198,180
4.000%, 08/01/47	321,821	345,479
4.500%, 04/01/35	18,108	20,141
4.500%, 07/01/39	86,093	96,555
4.500%, 09/01/39	48,972	54,731
4.500%, 10/01/39	27,618	30,866
4.500%, 12/01/39	41,437	46,311
4.500%, 05/01/42	78,683	87,828
5.000%, 09/01/33	78,698	89,648
5.000%, 03/01/34	21,703	24,675

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 04/01/34	14,570	16,618
5.000%, 08/01/35	16,731	18,939
5.000%, 11/01/35	29,802	34,022
5.000%, 12/01/36	20,799	23,727
5.000%, 07/01/39	144,890	165,463
5.500%, 12/01/33	123,150	143,091
5.500%, 01/01/34	66,762	77,117
5.500%, 04/01/34	9,447	10,568
5.500%, 11/01/34	11,588	13,257
5.500%, 12/01/34	6,531	7,298
5.500%, 05/01/35	15,093	16,889
5.500%, 09/01/35	14,238	15,928
5.500%, 10/01/35	18,054	20,233
6.000%, 04/01/34	39,884	44,990
6.000%, 07/01/34	20,038	22,781
6.000%, 08/01/34	122,458	142,219
6.000%, 09/01/34	2,203	2,474
6.000%, 07/01/35	17,579	20,776
6.000%, 08/01/35	23,431	27,693
6.000%, 11/01/35	22,109	25,863
6.000%, 10/01/36	10,794	12,172
6.000%, 05/01/37	35,224	40,761
6.000%, 06/01/37	17,622	20,401
6.500%, 05/01/34	10,519	11,820
6.500%, 06/01/34	48,268	54,783
6.500%, 08/01/34	22,404	25,173
6.500%, 11/01/34	37,347	41,962
6.500%, 05/01/37	15,527	17,445
6.500%, 07/01/37	27,297	31,176
Freddie Mac 30 Yr. Pool
3.000%, 07/01/50	30,537	32,712
5.000%, 10/01/35	50,677	57,836
6.000%, 03/01/36	16,810	18,893
6.500%, 10/01/34	33,032	37,614
Freddie Mac Multifamily Structured Pass-Through Certificates
0.325%, 11/25/27 (c) (d)	5,207,000	69,335
0.371%, 12/25/27 (c) (d)	3,235,000	53,087
0.401%, 11/25/24 (c) (d)	4,908,000	43,158
0.406%, 09/25/27 (c) (d)	3,341,000	60,145
0.414%, 12/25/27 (c) (d)	3,579,000	67,630
0.418%, 11/25/27 (c) (d)	3,654,379	59,436
0.423%, 01/25/31 (c) (d)	1,572,447	42,257
0.428%, 08/25/24 (c) (d)	4,897,000	55,811
0.438%, 11/25/32 (c) (d)	2,729,619	74,217
0.456%, 11/25/27 (c) (d)	3,322,635	63,540
0.460%, 08/25/27 (c) (d)	3,107,000	64,164
0.477%, 10/25/24 (c) (d)	5,963,822	53,160
0.493%, 12/25/27 (c) (d)	5,656,785	120,474
0.519%, 08/25/24 (c) (d)	8,666,829	85,302
0.561%, 08/25/27 (c) (d)	2,103,289	49,705
0.625%, 03/25/31 (c) (d)	1,267,917	55,547
0.634%, 07/25/24 (c) (d)	4,483,000	62,815
0.711%, 07/25/27 (c) (d)	3,844,819	117,831
0.732%, 07/25/24 (c) (d)	1,585,628	19,193
0.774%, 06/25/27 (c) (d)	4,356,000	160,042

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
0.837%, 03/25/31 (c) (d)	539,591	$35,176
0.874%, 01/25/31 (c) (d)	658,188	44,369
0.888%, 06/25/27 (c) (d)	1,463,870	55,900
0.938%, 07/25/31 (c) (d)	361,575	30,654
1.019%, 04/25/24 (c) (d)	1,635,513	30,173
1.027%, 01/25/31 (c) (d)	441,180	35,177
1.172%, 11/25/30 (c) (d)	400,945	35,968
1.218%, 07/25/29 (c) (d)	256,513	19,551
1.263%, 09/25/30 (c) (d)	229,735	22,120
1.268%, 08/25/29 (c) (d)	1,592,046	127,254
1.334%, 05/25/31 (c) (d)	240,722	25,786
1.436%, 06/25/30 (c) (d)	396,103	42,412
1.704%, 08/25/30 (c) (d)	357,560	46,162
1.766%, 05/25/30 (c) (d)	384,386	50,535
1.906%, 05/25/30 (c) (d)	1,002,928	141,676
1.915%, 04/25/30 (c) (d)	300,000	42,104
1.985%, 04/25/30 (c) (d)	808,011	117,945
2.510%, 11/25/22	489,000	499,321
2.670%, 12/25/24	507,000	535,484
2.791%, 01/25/22	351,941	353,201
3.010%, 07/25/25	134,000	143,895
3.060%, 07/25/23 (d)	59,000	61,477
3.064%, 08/25/24 (d)	255,000	270,285
3.111%, 02/25/23	695,000	716,673
3.117%, 06/25/27	354,000	388,149
3.151%, 11/25/25	317,000	342,884
3.171%, 10/25/24	424,000	453,419
3.187%, 09/25/27 (d)	242,000	266,749
3.250%, 04/25/23 (d)	803,000	832,534
3.320%, 02/25/23 (d)	227,000	235,209
3.458%, 08/25/23 (d)	566,000	594,829
3.650%, 02/25/28 (d)	285,000	323,025
3.900%, 04/25/28	528,000	606,529
Freddie Mac REMICS (CMO)
3.000%, 07/15/39	52,236	55,457
4.500%, 12/15/40 (c)	21,425	2,069
5.000%, 01/15/40	69,307	78,537
5.500%, 02/15/36 (c)	23,177	4,219
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	234,463	263,817
3.500%, 02/15/42	45,284	48,949
4.500%, 09/15/33	35,698	40,475
4.500%, 11/15/39	81,959	92,699
4.500%, 03/15/40	124,757	143,653
4.500%, 04/15/40	121,962	137,943
4.500%, 06/15/40	39,968	45,555
5.000%, 03/15/34	12,420	14,425
5.000%, 06/15/34	31,142	36,127
5.000%, 12/15/34	9,841	11,309
5.000%, 06/15/35	6,234	7,059
5.500%, 11/15/32	50,324	56,141
5.500%, 08/15/33	88,732	99,848
5.500%, 12/15/33	59,019	68,409
5.500%, 09/15/34	43,814	50,719
5.500%, 10/15/35	8,194	9,258

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 12/15/28	17,981	20,669
6.000%, 12/15/31	8,367	9,532
6.000%, 03/15/32	923	1,035
6.000%, 10/15/32	83,955	99,212
6.000%, 01/15/33	824	959
6.000%, 02/15/33	1,230	1,405
6.000%, 04/15/33	76,670	90,513
6.000%, 08/15/33	487	546
6.000%, 07/15/34	42,852	50,146
6.000%, 09/15/34	20,676	23,186
6.000%, 01/15/38	51,640	60,718
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (e)	1,000,000	1,014,414
2.500%, 06/20/51	1,307,756	1,350,590
2.500%, 07/20/51	1,165,744	1,203,307
2.500%, 08/20/51	323,819	334,306
2.500%, TBA (e)	1,025,000	1,058,112
3.000%, 04/20/45	123,898	130,568
3.000%, 04/20/46	57,218	60,259
3.000%, 08/20/46	62,564	65,896
3.000%, 09/20/46	144,524	152,134
3.000%, 11/20/47	684,971	720,894
3.000%, 01/20/48	960,651	1,009,252
3.000%, 02/20/48	57,869	60,630
3.000%, 04/20/48	19,929	20,896
3.000%, 06/20/51	392,590	410,768
3.000%, 08/20/51	323,686	339,257
3.000%, TBA (e)	750,000	783,574
3.500%, 06/20/43	294,393	318,331
3.500%, 07/20/43	366,558	396,411
3.500%, 11/20/47	58,518	61,987
3.500%, 03/20/48	686,832	727,726
3.500%, TBA (e)	725,000	762,450
4.000%, 01/20/41	328,265	359,839
4.000%, 02/20/41	82,551	90,494
4.000%, 04/20/41	67,552	74,053
4.000%, 02/20/42	85,569	94,367
4.000%, TBA (e)	50,000	53,060
4.500%, 07/20/33	5,551	6,141
4.500%, 09/20/33	4,375	4,841
4.500%, 12/20/34	2,718	3,008
4.500%, 03/20/35	18,466	20,429
4.500%, 01/20/41	90,871	101,829
5.000%, 07/20/33	15,350	17,220
6.000%, 01/20/35	19,433	22,766
6.000%, 02/20/35	9,386	10,993
6.000%, 04/20/35	17,156	20,098
Government National Mortgage Association (CMO)
0.558%, 02/16/59 (c) (d)	1,086,747	45,920
4.000%, 07/20/41	63,620	69,948
4.500%, 09/20/41	42,491	46,268
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (e)	1,100,000	1,109,158
2.000%, TBA (e)	1,800,000	1,852,319
2.500%, TBA (e)	2,150,000	2,239,411

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (e)	16,000,000	$16,008,662
2.500%, TBA (e)	9,465,000	9,743,327
3.000%, TBA (e)	3,300,000	3,449,311

		85,620,183

U.S. Treasury—9.7%
U.S. Treasury Bonds
1.375%, 11/15/40	2,500,000	2,245,703
2.375%, 11/15/49	10,370,000	11,037,164
2.500%, 02/15/45	68,000	73,434
2.875%, 05/15/43	2,550,000	2,926,424
2.875%, 11/15/46 (a)	2,439,000	2,825,143
3.000%, 02/15/48	2,332,000	2,772,894
U.S. Treasury Notes
0.125%, 12/31/22	6,500,000	6,497,969
0.375%, 11/30/25	25,100,000	24,620,551
0.875%, 06/30/26	3,800,000	3,786,640
1.375%, 01/31/25	16,000,000	16,403,125

		73,189,047

Total U.S. Treasury & Government Agencies (Cost $158,393,363)		158,809,230

Corporate Bonds & Notes—13.1%

Aerospace/Defense—0.2%
BAE Systems plc 3.400%, 04/15/30 (144A)	336,000	362,680
L3Harris Technologies, Inc. 3.850%, 06/15/23	708,000	745,953
Raytheon Technologies Corp. 4.125%, 11/16/28	502,000	571,369

		1,680,002

Auto Manufacturers—0.3%
General Motors Co. 6.750%, 04/01/46	333,000	474,855
Hyundai Capital America 2.650%, 02/10/25 (144A)	287,000	298,114
3.000%, 02/10/27 (144A) (a)	597,000	627,889
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A)	242,000	239,651
Volkswagen Group of America Finance LLC 3.350%, 05/13/25 (144A)	305,000	326,078

		1,966,587

Auto Parts & Equipment—0.2%
Lear Corp. 3.800%, 09/15/27 (a)	716,000	791,681
4.250%, 05/15/29	244,000	272,958
Magna International, Inc. 2.450%, 06/15/30	685,000	695,648

		1,760,287

Banks—2.1%
Bank of America Corp. 2.676%, SOFR + 1.930%, 06/19/41 (d)	606,000	585,043
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	455,000	468,909
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	527,000	563,061
3.500%, 04/19/26	441,000	481,539
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	851,853
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (d)	875,000	896,120
Credit Suisse Group AG 3.091%, SOFR + 1.730%, 05/14/32 (144A) (d)	250,000	255,632
Goldman Sachs Group, Inc. (The) 2.383%, SOFR + 1.248%, 07/21/32 (a) (d)	981,000	971,307
2.600%, 02/07/30	1,755,000	1,806,281
HSBC Holdings plc 4.000%, 5Y H15 + 3.222%, 03/09/26 (d)	200,000	200,500
4.700%, 5Y H15 + 3.250%, 03/09/31 (a) (d)	332,000	336,565
JPMorgan Chase & Co. 2.739%, SOFR + 1.510%, 10/15/30 (d)	310,000	321,043
2.956%, SOFR + 2.515%, 05/13/31 (d)	169,000	175,821
3.109%, SOFR + 2.460%, 04/22/41 (a) (d)	879,000	908,982
3.782%, 3M LIBOR + 1.337%, 02/01/28 (d)	1,220,000	1,344,326
3.897%, 3M LIBOR + 1.220%, 01/23/49 (d)	357,000	409,843
Morgan Stanley 2.699%, SOFR + 1.143%, 01/22/31 (d)	1,780,000	1,835,345
3.875%, 04/29/24	496,000	535,164
4.000%, 07/23/25	352,000	387,799
National Securities Clearing Corp. 1.500%, 04/23/25 (144A)	442,000	448,804
PNC Bank N.A. 2.700%, 10/22/29	250,000	262,158
Royal Bank of Canada 1.150%, 06/10/25 (a)	850,000	851,617
State Street Corp. 2.901%, SOFR + 2.600%, 03/30/26 (a) (d)	125,000	132,610
UBS Group AG 2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (d)	1,129,000	1,098,458

		16,128,780

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	868,000	1,409,633
Constellation Brands, Inc. 3.500%, 05/09/27	687,000	753,768
Diageo Capital plc 2.375%, 10/24/29 (a)	835,000	859,668
Keurig Dr Pepper, Inc. 3.200%, 05/01/30	108,000	116,312
3.800%, 05/01/50 (a)	224,000	250,992
PepsiCo, Inc. 3.500%, 03/19/40	174,000	193,913

		3,584,286

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.4%
Carrier Global Corp. 3.377%, 04/05/40	665,000	$697,757
CRH America Finance, Inc. 4.500%, 04/04/48 (144A)	362,000	441,142
Martin Marietta Materials, Inc. 2.500%, 03/15/30 (a)	67,000	68,208
3.500%, 12/15/27 (a)	263,000	289,285
Masco Corp. 2.000%, 02/15/31	1,257,000	1,215,782
Vulcan Materials Co. 3.500%, 06/01/30 (a)	115,000	126,247

		2,838,421

Chemicals—0.1%
Sherwin-Williams Co. (The) 2.300%, 05/15/30	470,000	474,423
4.500%, 06/01/47	359,000	435,174

		909,597

Commercial Services—0.6%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	602,000	894,495
Experian Finance plc 4.250%, 02/01/29 (144A)	533,000	600,713
Global Payments, Inc. 1.200%, 03/01/26 (a)	644,000	637,476
IHS Markit, Ltd. 3.625%, 05/01/24	106,000	112,805
4.000%, 03/01/26 (144A)	559,000	615,017
4.250%, 05/01/29	243,000	276,928
4.750%, 02/15/25 (144A)	168,000	185,862
RELX Capital, Inc. 3.000%, 05/22/30	174,000	184,719
Verisk Analytices, Inc. 4.125%, 03/15/29	630,000	715,477

		4,223,492

Computers—0.1%
Apple, Inc. 3.850%, 05/04/43	303,000	354,007
Dell International LLC / EMC Corp. 4.900%, 10/01/26	481,000	554,093

		908,100

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 07/21/27 (a)	320,000	339,913
4.875%, 01/16/24	150,000	162,072
Avolon Holdings Funding, Ltd. 3.250%, 02/15/27 (144A)	301,000	310,417
4.375%, 05/01/26 (144A)	215,000	232,115
Capital One Financial Corp. 3.750%, 03/09/27	554,000	612,905

Diversified Financial Services—(Continued)
Intercontinental Exchange, Inc. 1.850%, 09/15/32	193,000	181,626
2.100%, 06/15/30	657,000	649,717
Raymond James Financial, Inc. 4.950%, 07/15/46	696,000	899,006
Western Union Co. (The) 2.850%, 01/10/25 (a)	161,000	168,798

		3,556,569

Electric—0.8%
Duke Energy Corp. 2.650%, 09/01/26	114,000	120,259
Enel Finance International NV 2.650%, 09/10/24 (144A) (a)	334,000	349,969
4.875%, 06/14/29 (144A)	496,000	593,113
Evergy, Inc. 2.900%, 09/15/29	505,000	529,983
Exelon Corp. 4.050%, 04/15/30	590,000	668,664
FirstEnergy Corp. 3.400%, 03/01/50	330,000	317,249
Georgia Power Co. 3.700%, 01/30/50	44,000	46,922
Jersey Central Power & Light Co. 2.750%, 03/01/32 (144A)	275,000	281,710
4.300%, 01/15/26 (144A)	422,000	464,735
Northern States Power Co. 2.600%, 06/01/51	585,000	554,691
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29 (a)	713,000	888,735
Pacific Gas and Electric Co. 2.100%, 08/01/27	145,000	141,507
3.000%, 06/15/28 (a)	418,000	425,360
3.300%, 08/01/40 (a)	283,000	261,129
Xcel Energy, Inc. 3.400%, 06/01/30	297,000	323,671
3.500%, 12/01/49	346,000	368,791

		6,336,488

Environmental Control—0.1%
Republic Services, Inc. 1.450%, 02/15/31 (a)	304,000	284,868
3.950%, 05/15/28 (a)	397,000	447,870

		732,738

Food—0.1%
General Mills, Inc. 2.875%, 04/15/30 (a)	134,000	140,840
4.000%, 04/17/25 (a)	651,000	715,048

		855,888

Gas—0.3%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,100,000	1,196,492
4.250%, 07/15/27 (144A) (a)	84,000	95,384

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
East Ohio Gas Co. (The) 2.000%, 06/15/30 (144A) (a)	406,000	$396,820
NiSource, Inc. 5.650%, 02/01/45	156,000	213,995

		1,902,691

Healthcare-Products—0.6%
Alcon Finance Corp. 2.600%, 05/27/30 (144A)	200,000	204,217
3.800%, 09/23/49 (144A)	462,000	513,271
Boston Scientific Corp. 2.650%, 06/01/30	470,000	485,025
3.750%, 03/01/26	726,000	798,748
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26 (a)	333,000	358,007
3.200%, 08/15/27 (a)	776,000	845,017
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	856,000	920,207

		4,124,492

Healthcare-Services—0.3%
HCA, Inc. 4.125%, 06/15/29	627,000	700,373
5.125%, 06/15/39	577,000	716,024
Laboratory Corp. of America Holdings 4.700%, 02/01/45	209,000	255,763
Northwell Healthcare, Inc. 3.979%, 11/01/46	51,000	57,443
4.260%, 11/01/47	407,000	476,253
UnitedHealth Group, Inc. 3.500%, 08/15/39	222,000	245,102

		2,450,958

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 2.750%, 06/26/24 (144A)	348,000	365,327

Insurance—0.4%
AIA Group, Ltd. 3.375%, 04/07/30 (144A) (a)	224,000	241,585
American International Group, Inc. 4.125%, 02/15/24	610,000	658,498
Aon Corp. 3.750%, 05/02/29	1,126,000	1,253,388
Hartford Financial Services Group, Inc. (The) 3.600%, 08/19/49	256,000	279,245
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	331,000	367,339
Marsh & McLennan Cos., Inc. 4.750%, 03/15/39	242,000	304,886

		3,104,941

Internet—0.3%
Amazon.com, Inc. 2.500%, 06/03/50	486,000	455,164

Internet—(Continued)
Booking Holdings, Inc. 4.625%, 04/13/30	424,000	503,984
E*TRADE Financial Corp. 4.500%, 06/20/28	310,000	354,648
Tencent Holdings, Ltd. 2.390%, 06/03/30 (144A)	548,000	538,701

		1,852,497

Investment Companies—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,832,607

Lodging—0.3%
Las Vegas Sands Corp. 3.900%, 08/08/29 (a)	288,000	293,563
Marriott International, Inc. 2.750%, 10/15/33	475,000	464,441
2.850%, 04/15/31	2,000	2,026
4.000%, 04/15/28 (a)	623,000	684,362
4.625%, 06/15/30	582,000	664,914

		2,109,306

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 1.875%, 01/15/26	135,000	136,819
4.200%, 01/15/24	540,000	579,549
Westinghouse Air Brake Technologies Corp. 3.200%, 06/15/25 (a)	248,000	263,157
4.950%, 09/15/28	660,000	759,594

		1,739,119

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 06/01/41 (a)	628,000	616,662
4.908%, 07/23/25	466,000	524,075
5.375%, 05/01/47	132,000	158,043
6.384%, 10/23/35	310,000	407,618
Comcast Corp. 2.800%, 01/15/51	294,000	278,283
COX Communications, Inc. 1.800%, 10/01/30 (144A)	404,000	384,689
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	592,000	879,184
Walt Disney Co. (The) 3.500%, 05/13/40	445,000	491,286
3.600%, 01/13/51 (a)	272,000	302,985

		4,042,825

Mining—0.4%
Anglo American Capital plc 2.625%, 09/10/30 (144A) (a)	929,000	922,785
5.625%, 04/01/30 (144A)	524,000	632,428

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Glencore Funding LLC 2.500%, 09/01/30 (144A) (a)	502,000	$491,447
2.850%, 04/27/31 (144A) (a)	208,000	209,244
4.125%, 05/30/23 (144A)	416,000	439,629

		2,695,533

Oil & Gas—0.5%
Cenovus Energy, Inc. 5.375%, 07/15/25	149,000	169,719
Diamondback Energy, Inc. 4.400%, 03/24/51	106,000	120,234
Eni S.p.A. 4.750%, 09/12/28 (144A)	617,000	721,267
Equinor ASA 7.750%, 06/15/23 (a)	100,000	112,382
Marathon Petroleum Corp. 4.750%, 09/15/44	340,000	397,664
Phillips 66 2.150%, 12/15/30 (a)	995,000	970,724
TotalEnergies Capital International S.A. 3.127%, 05/29/50 (a)	386,000	388,117
Valero Energy Corp. 4.900%, 03/15/45 (a)	145,000	174,404
6.625%, 06/15/37	596,000	804,838

		3,859,349

Pharmaceuticals—0.1%
Becton Dickinson & Co. 4.669%, 06/06/47	587,000	732,875
Cigna Corp. 3.200%, 03/15/40	169,000	174,036

		906,911

Pipelines—0.6%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	514,000	557,793
Enbridge, Inc. 2.500%, 01/15/25 (a)	273,000	284,356
Enterprise Products Operating LLC 4.200%, 01/31/50	234,000	263,611
Galaxy Pipeline Assets Bidco, Ltd. 2.160%, 03/31/34 (144A) (a)	736,000	722,272
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24 (a)	577,000	617,136
ONEOK, Inc. 4.950%, 07/13/47 (a)	729,000	861,765
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30	538,000	574,366
Sabine Pass Liquefaction LLC 4.500%, 05/15/30	147,000	169,434
5.000%, 03/15/27	485,000	557,561
Spectra Energy Partners L.P. 3.375%, 10/15/26	236,000	255,715

		4,864,009

Real Estate Investment Trusts—0.7%
American Tower Corp. 3.000%, 06/15/23	303,000	315,480
3.100%, 06/15/50	478,000	467,899
3.600%, 01/15/28	369,000	401,740
Boston Properties L.P. 2.550%, 04/01/32	389,000	388,446
Brixmor Operating Partnership L.P. 4.050%, 07/01/30	512,000	571,723
4.125%, 05/15/29	51,000	57,288
Crown Castle International Corp. 1.350%, 07/15/25 (a)	213,000	214,005
3.650%, 09/01/27 (a)	843,000	926,856
Equinix, Inc. 1.800%, 07/15/27	517,000	519,486
2.625%, 11/18/24 (a)	800,000	837,789
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	513,000	599,780
Realty Income Corp. 3.250%, 01/15/31	174,000	188,818

		5,489,310

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	619,000	636,504
Best Buy Co., Inc. 4.450%, 10/01/28	648,000	745,692
Home Depot, Inc. (The) 3.900%, 06/15/47	359,000	422,428
TJX Cos., Inc. (The) 3.875%, 04/15/30 (a)	139,000	158,235

		1,962,859

Semiconductors—0.5%
Broadcom, Inc. 3.187%, 11/15/36 (144A) (a)	889,000	886,418
3.469%, 04/15/34 (144A)	351,000	361,438
4.150%, 11/15/30	173,000	191,679
4.300%, 11/15/32 (a)	439,000	491,958
Intel Corp. 4.750%, 03/25/50 (a)	606,000	791,857
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.500%, 05/11/31 (144A)	651,000	657,059
3.250%, 05/11/41 (144A)	558,000	576,316

		3,956,725

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.844%, 05/01/25	180,000	194,952

Software—0.3%
Fiserv, Inc. 2.650%, 06/01/30 (a)	198,000	202,603
4.400%, 07/01/49	435,000	520,845
Microsoft Corp. 2.525%, 06/01/50	528,000	508,072

BHFTII-238

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Roper Technologies, Inc. 2.000%, 06/30/30	468,000	$458,213
2.950%, 09/15/29	147,000	155,926
4.200%, 09/15/28	250,000	284,160

		2,129,819

Telecommunications—0.5%
AT&T, Inc. 2.750%, 06/01/31 (a)	620,000	636,616
3.650%, 09/15/59	616,000	614,104
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	382,000	406,741
T-Mobile USA, Inc. 2.050%, 02/15/28	557,000	561,456
4.500%, 04/15/50	57,000	66,449
Verizon Communications, Inc. 2.100%, 03/22/28	81,000	82,222
2.550%, 03/21/31	151,000	152,856
3.150%, 03/22/30	310,000	331,532
4.272%, 01/15/36	459,000	539,193
4.812%, 03/15/39	573,000	710,795

		4,101,964

Total Corporate Bonds & Notes (Cost $92,858,055)		99,167,429

Mortgage-Backed Securities—2.8%

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust 3.000%, 02/25/59	280,745	294,397
3.500%, 08/25/58	82,786	90,078
3.500%, 10/25/58	225,327	240,638

		625,113

Commercial Mortgage-Backed Securities—2.7%
AREIT Trust 1.464%, SOFR + 1.414%, 09/14/36 (144A) (d)	1,953,000	1,950,798
Bancorp Commercial Mortgage Trust 1.464%, SOFR + 1.414%, 09/15/36 (144A) (d)	1,060,205	1,059,571
BANK 3.714%, 04/15/52	875,000	976,776
BPCRE, Ltd. 0.934%, 1M LIBOR + 0.850%, 02/15/37 (144A) (d)	268,385	268,218
BXMT, Ltd. 1.384%, 1M LIBOR + 1.300%, 05/15/38 (144A) (d)	1,532,500	1,532,504
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,413,078
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	792,781
GS Mortgage Securities Trust 3.048%, 11/10/52	655,025	699,800
3.382%, 05/10/50	1,387,991	1,491,306
JPMBB Commercial Mortgage Securities Trust 3.227%, 10/15/48	1,036,740	1,100,380
3.494%, 01/15/48	1,590,000	1,704,667
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	571,746
Morgan Stanley Capital Trust 3.530%, 06/15/50	470,148	513,774

Commercial Mortgage-Backed Securities—(Continued)
Ready Capital Mortgage Financing LLC 1.086%, 1M LIBOR + 1.000%, 04/25/38 (144A) (d)	925,000	924,710
UBS Commercial Mortgage Trust 2.921%, 10/15/52	743,153	785,616
Wells Fargo Commercial Mortgage Trust 3.146%, 12/15/52	2,786,885	3,007,778
3.540%, 05/15/48	1,410,327	1,523,705

		20,317,208

Total Mortgage-Backed Securities (Cost $20,251,608)		20,942,321

Asset-Backed Securities—2.8%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC 3.450%, 03/20/23 (144A)	1,220,000	1,229,650
Credit Acceptance Auto Loan Trust 1.380%, 07/15/30 (144A)	328,000	327,295
Exeter Automobile Receivables Trust 2.260%, 04/15/24 (144A)	110,984	111,284
GLS Auto Receivables Issuer Trust 2.170%, 02/15/24 (144A)	61,850	62,083
Santander Retail Auto Lease Trust 1.880%, 03/20/24 (144A)	487,000	495,016
Veros Automobile Receivables Trust 1.670%, 09/15/23 (144A)	88,951	89,078

		2,314,406

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 1.685%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d)	246,699	280,761
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	45,914	49,327
Home Equity Loan Trust 4.793%, 12/25/35 (d)	22,143	22,005

		352,093

Asset-Backed - Other—2.4%
Allegro CLO IV, Ltd. 1.676%, 3M LIBOR + 1.550%, 01/15/30 (144A) (d)	702,748	702,776
American Tower Trust I 3.070%, 03/15/48 (144A)	876,000	876,873
Arbor Realty Commercial Real Estate Notes, Ltd.
1.284%, 1M LIBOR + 1.200%, 12/15/35 (144A) (d)	625,000	625,000
1.685%, 1M LIBOR + 1.600%, 08/15/34 (144A) (d)	522,000	521,677
BDS, Ltd.
1.184%, 1M LIBOR + 1.100%, 08/15/36 (144A) (d)	624,528	624,146
BSPRT Issuer, Ltd.
1.384%, 1M LIBOR + 1.300%, 03/15/36 (144A) (d)	1,463,000	1,459,431
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	416,671	418,510
CHCP FL1, Ltd.
1.464%, SOFR + 1.414%, 02/15/38 (144A) (d)	650,500	650,294
Columbia Cent CLO 28, Ltd.
1.825%, 3M LIBOR + 1.700%, 11/07/30 (144A) (d)	1,026,773	1,026,812

BHFTII-239

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cutwater, Ltd.
1.346%, 3M LIBOR + 1.220%, 01/15/29 (144A) (d)	987,080	$987,059
Dryden 55 CLO, Ltd.
1.146%, 3M LIBOR + 1.020%, 04/15/31 (144A) (d)	1,430,000	1,431,739
Dryden Senior Loan Fund
1.026%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	652,306	652,248
Ladder Capital Commercial Mortgage Trust
1.984%, 1M LIBOR + 1.900%, 12/13/38 (144A) (d)	682,500	682,289
Loancore Issuer, Ltd.
1.834%, 1M LIBOR + 1.750%, 07/15/36 (144A) (d)	1,547,500	1,547,499
MF1, Ltd.
1.864%, SOFR + 1.814%, 11/15/35 (144A) (d)	502,000	505,135
MidOcean Credit CLO II
Zero Coupon, 3M LIBOR + 1.650%, 01/29/30 (144A) (d)	1,156,232	1,156,273
Neuberger Berman CLO XX, Ltd.
1.298%, 3M LIBOR + 1.160%, 07/15/34 (144A) (d)	600,000	600,644
Neuberger Berman CLO, Ltd.
1.476%, 3M LIBOR + 1.350%, 10/15/29 (144A) (d)	508,944	508,973
Oaktree CLO, Ltd.
1.484%, 3M LIBOR + 1.350%, 10/20/27 (144A) (d)	254,518	254,530
1.888%, 3M LIBOR + 1.750%, 04/22/30 (144A) (d)	1,503,087	1,503,098
Small Business Administration Participation Certificates
4.350%, 07/01/23	29,140	29,954
4.770%, 04/01/24	2,419	2,500
4.950%, 03/01/25	15,324	15,920
4.990%, 09/01/24	7,428	7,700
5.110%, 08/01/25	21,597	22,850
5.180%, 05/01/24	3,166	3,308
5.520%, 06/01/24	9,358	9,755
Verizon Owner Trust
1.980%, 07/22/24	782,000	800,781
Voya, Ltd.
1.541%, 3M LIBOR + 1.450%, 10/15/30 (144A) (d)	584,168	584,208

		18,211,982

Total Asset-Backed Securities (Cost $20,792,146)		20,878,481

Convertible Preferred Stocks—0.6%

Health Care Equipment & Supplies—0.4%
Boston Scientific Corp.
5.500%, 06/01/23	19,658	2,288,192
Danaher Corp.
4.750%, 04/15/22	418	847,708

		3,135,900

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc.
5.250%, 06/01/23 (b)	1,603	1,812,624

Total Convertible Preferred Stocks (Cost $4,004,735)		4,948,524

Preferred Stocks—0.5%
Security Description	Shares/ Principal Amount*	Value

Auto Components—0.3%
Aptiv plc, 5.500%, 06/15/23	11,000	1,853,500

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Co., Ltd.	31,295	1,831,776

Total Preferred Stocks (Cost $2,344,815)		3,685,276

Municipals—0.4%

Florida State Board of Administration Finance Corp. 2.154%, 07/01/30	436,000	440,747
New Jersey Economic Development Authority 7.425%, 02/15/29	800,000	1,024,964
New Jersey Turnpike Authority 7.414%, 01/01/40	1,050,000	1,714,105

Total Municipals (Cost $2,552,005)		3,179,816

Short-Term Investment—5.3%

Repurchase Agreement—5.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $40,209,774; collateralized by U.S. Treasury Notes with rates of 1.250%, maturity dates ranging from 03/31/28 - 05/31/28, and an aggregate market value of $41,014,043.	40,209,774	40,209,774

Total Short-Term Investments (Cost $40,209,774)		40,209,774

Securities Lending Reinvestments (f)—3.8%

Certificate of Deposit—0.1%
Sumitomo Mitsui Trust Bank, Ltd.
0.060%, 10/05/21	1,000,000	999,994

Repurchase Agreements—2.3%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,234.	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $3,357,334; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $3,424,476.	3,357,330	3,357,330
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,500,613; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000

BHFTII-240

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Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $300,001; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $306,001.	300,000	$300,000
ING Financial Markets LLC
Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $3,000,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $3,060,001.	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,000,039; collateralized by various Common Stock with an aggregate market value of $1,111,260.	1,000,000	1,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $777,022.	700,000	700,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,618.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,428,071.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $2,000,009; collateralized by various Common Stock with an aggregate market value of $2,222,266.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,032,599; collateralized by various Common Stock with an aggregate market value of $2,258,401.	2,032,520	2,032,520

		17,289,850

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	300,000	300,000

Mutual Funds—1.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (g)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	2,000,000	2,000,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (g)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (g)	3,000,000	3,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $29,589,850)		29,589,844

Total Investments—108.7% (Cost $674,194,760)		823,793,184
Other assets and liabilities (net)—(8.7)%		(65,955,650)

Net Assets—100.0%		$757,837,534

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $30,767,901 and the collateral received consisted of cash in the amount of $29,589,850 and non-cash collateral with a value of $2,145,553. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Interest only security.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $50,741,233, which is 6.7% of net assets.

BHFTII-241

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,246,959	$—	$—	$10,246,959
Air Freight & Logistics	1,669,129	—	—	1,669,129
Auto Components	5,029,355	—	—	5,029,355
Banks	44,452,382	—	—	44,452,382
Beverages	4,563,199	2,456,468	—	7,019,667
Biotechnology	2,282,612	—	—	2,282,612
Building Products	15,932,747	—	—	15,932,747
Capital Markets	46,720,422	—	—	46,720,422
Chemicals	10,462,405	—	—	10,462,405
Construction Materials	2,392,768	—	—	2,392,768
Distributors	3,740,135	—	—	3,740,135
Electric Utilities	16,984,991	—	—	16,984,991
Electrical Equipment	10,318,067	—	—	10,318,067
Entertainment	2,477,853	—	—	2,477,853
Equity Real Estate Investment Trusts	2,368,170	—	—	2,368,170
Food & Staples Retailing	4,765,820	—	—	4,765,820
Food Products	7,932,745	5,988,237	—	13,920,982
Health Care Equipment & Supplies	17,458,050	—	—	17,458,050
Health Care Providers & Services	19,186,667	—	—	19,186,667
Hotels, Restaurants & Leisure	2,929,899	—	—	2,929,899
Household Products	4,819,216	—	—	4,819,216
Industrial Conglomerates	8,463,745	—	—	8,463,745
Insurance	25,951,827	—	—	25,951,827
Interactive Media & Services	3,914,033	—	—	3,914,033
IT Services	17,775,434	—	—	17,775,434
Life Sciences Tools & Services	5,992,180	—	—	5,992,180
Machinery	11,340,371	—	—	11,340,371
Media	17,007,923	—	—	17,007,923
Metals & Mining	—	1,286,454	—	1,286,454
Oil, Gas & Consumable Fuels	12,103,507	—	—	12,103,507

BHFTII-242

Brighthouse Funds Trust II

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Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$23,125,570	$4,648,370	$—	$27,773,940
Road & Rail	7,005,789	—	—	7,005,789
Semiconductors & Semiconductor Equipment	22,596,494	—	—	22,596,494
Software	19,620,389	—	—	19,620,389
Specialty Retail	4,170,543	—	—	4,170,543
Tobacco	7,612,680	—	—	7,612,680
Wireless Telecommunication Services	4,588,884	—	—	4,588,884
Total Common Stocks	428,002,960	14,379,529	—	442,382,489
Total U.S. Treasury & Government Agencies*	—	158,809,230	—	158,809,230
Total Corporate Bonds & Notes*	—	99,167,429	—	99,167,429
Total Mortgage-Backed Securities*	—	20,942,321	—	20,942,321
Total Asset-Backed Securities*	—	20,878,481	—	20,878,481
Convertible Preferred Stocks
Health Care Equipment & Supplies	3,135,900	—	—	3,135,900
Wireless Telecommunication Services	—	1,812,624	—	1,812,624
Total Convertible Preferred Stocks	3,135,900	1,812,624	—	4,948,524
Preferred Stocks
Auto Components	1,853,500	—	—	1,853,500
Technology Hardware, Storage & Peripherals	—	1,831,776	—	1,831,776
Total Preferred Stocks	1,853,500	1,831,776	—	3,685,276
Total Municipals*	—	3,179,816	—	3,179,816
Total Short-Term Investment*	—	40,209,774	—	40,209,774
Securities Lending Reinvestments
Certificate of Deposit	—	999,994	—	999,994
Repurchase Agreements	—	17,289,850	—	17,289,850
Time Deposit	—	300,000	—	300,000
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	18,589,844	—	29,589,844
Total Investments	$443,992,360	$379,800,824	$—	$823,793,184

Collateral for Securities Loaned (Liability)	$—	$(29,589,850)	$—	$(29,589,850)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-243

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
Lockheed Martin Corp.	80,888	$27,914,449
Northrop Grumman Corp.	203,275	73,209,491
Raytheon Technologies Corp.	326,835	28,094,737

		129,218,677

Banks—10.1%
Citigroup, Inc.	1,002,176	70,332,712
JPMorgan Chase & Co.	976,540	159,849,832
PNC Financial Services Group, Inc. (The) (a)	237,598	46,483,673
Truist Financial Corp.	478,116	28,041,503
U.S. Bancorp (a)	745,136	44,290,884

		348,998,604

Beverages—2.3%
Diageo plc	1,088,106	52,428,268
PepsiCo, Inc.	174,306	26,217,366

		78,645,634

Building Products—3.4%
Johnson Controls International plc	743,067	50,588,001
Masco Corp.	483,825	26,876,479
Trane Technologies plc	227,673	39,307,744

		116,772,224

Capital Markets—7.4%
BlackRock, Inc.	59,313	49,743,441
Goldman Sachs Group, Inc. (The)	114,268	43,196,732
KKR & Co., Inc.	212,609	12,943,636
Moody’s Corp.	47,109	16,728,877
Morgan Stanley	659,476	64,173,610
Nasdaq, Inc. (a)	324,914	62,714,900
T. Rowe Price Group, Inc. (a)	24,782	4,874,619

		254,375,815

Chemicals—3.7%
DuPont de Nemours, Inc.	361,392	24,571,042
International Flavors & Fragrances, Inc.	59,332	7,933,875
PPG Industries, Inc.	373,115	53,359,176
Sherwin-Williams Co. (The)	147,312	41,207,586

		127,071,679

Consumer Finance—1.8%
American Express Co.	363,612	60,915,918

Electric Utilities—4.7%
American Electric Power Co., Inc.	286,320	23,243,458
Duke Energy Corp.	711,054	69,391,760
Southern Co. (The) (a)	886,889	54,960,511
Xcel Energy, Inc.	247,136	15,446,000

		163,041,729

Electrical Equipment—1.6%
Eaton Corp. plc (a)	368,496	55,020,138

Equity Real Estate Investment Trusts—0.4%
Public Storage	44,972	$13,361,181

Food Products—2.1%
Archer-Daniels-Midland Co.	202,316	12,140,983
J.M. Smucker Co. (The) (a)	70,092	8,413,143
Nestle S.A.	443,576	53,370,578

		73,924,704

Health Care Equipment & Supplies—6.8%
Abbott Laboratories	465,942	55,041,728
Boston Scientific Corp. (b)	786,512	34,126,756
Danaher Corp.	193,796	58,999,254
Medtronic plc	690,980	86,614,343

		234,782,081

Health Care Providers & Services—2.8%
Cigna Corp. (a)	316,774	63,405,484
McKesson Corp.	159,155	31,732,324

		95,137,808

Hotels, Restaurants & Leisure—0.6%
Marriott International, Inc. - Class A (a) (b)	146,997	21,768,786

Household Products—2.1%
Colgate-Palmolive Co.	330,959	25,013,881
Kimberly-Clark Corp. (a)	218,355	28,918,936
Reckitt Benckiser Group plc	235,126	18,403,167

		72,335,984

Industrial Conglomerates—2.5%
Honeywell International, Inc.	399,504	84,806,709

Insurance—9.8%
Aon plc - Class A (a)	332,249	94,946,797
Chubb, Ltd.	410,471	71,208,509
Marsh & McLennan Cos., Inc.	475,683	72,032,677
Progressive Corp. (The)	622,770	56,292,180
Travelers Cos., Inc. (The) (a)	284,477	43,243,349

		337,723,512

IT Services—4.4%
Accenture plc - Class A	305,082	97,601,833
Fidelity National Information Services, Inc.	276,088	33,594,388
Fiserv, Inc. (b)	194,496	21,102,816

		152,299,037

Life Sciences Tools & Services—2.1%
Thermo Fisher Scientific, Inc.	126,269	72,141,268

Machinery—3.3%
Illinois Tool Works, Inc. (a)	258,809	53,477,704
Otis Worldwide Corp.	142,708	11,742,014
PACCAR, Inc. (a)	152,604	12,043,508
Stanley Black & Decker, Inc.	200,453	35,141,415

		112,404,641

BHFTII-244

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—3.1%
Comcast Corp. - Class A	1,906,628	$106,637,704

Multi-Utilities—1.4%
Dominion Energy, Inc.	650,017	47,464,241

Oil, Gas & Consumable Fuels—2.6%
Chevron Corp.	186,496	18,920,019
ConocoPhillips	472,268	32,005,602
EOG Resources, Inc.	248,745	19,966,761
Pioneer Natural Resources Co. (a)	105,007	17,484,716

		88,377,098

Pharmaceuticals—6.7%
Johnson & Johnson	732,738	118,337,187
Merck & Co., Inc.	566,460	42,546,811
Pfizer, Inc.	1,363,509	58,644,522
Roche Holding AG	31,130	11,359,452

		230,887,972

Professional Services—1.1%
Equifax, Inc.	157,466	39,905,034

Road & Rail—2.0%
Canadian National Railway Co.	177,166	20,489,248
Union Pacific Corp.	252,310	49,455,283

		69,944,531

Semiconductors & Semiconductor Equipment—4.9%
Analog Devices, Inc.	155,362	26,020,028
Intel Corp.	491,226	26,172,521
NXP Semiconductors NV	145,687	28,535,713
Texas Instruments, Inc.	466,129	89,594,655

		170,322,917

Specialty Retail—1.5%
Lowe’s Cos., Inc.	257,706	52,278,239

Tobacco—0.4%
Philip Morris International, Inc.	137,804	13,062,441

Total Common Stocks (Cost $2,158,503,994)		3,423,626,306

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $21,535,073; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $21,965,813.	21,535,073	21,535,073

Total Short-Term Investments (Cost $21,535,073)		21,535,073

Securities Lending Reinvestments (c)—3.8%
Security Description	Principal Amount*	Value

Certificates of Deposit—1.0%
Cooperatieve Rabobank UA 0.170%, 03/18/22	2,000,000	$2,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	5,000,000	4,999,800
Goldman Sachs Bank USA 0.170%, 02/04/22	4,000,000	4,000,280
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
MUFG Bank Ltd. 0.150%, 01/11/22	4,000,000	4,000,112
National Australia Bank, Ltd. 0.160%, 03/02/22	3,000,000	2,999,850
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (d)	5,000,000	5,000,120
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	1,000,000	999,440
Zero Coupon, 03/21/22	2,000,000	1,998,360
0.060%, 10/05/21	2,000,000	1,999,988

		32,997,705

Commercial Paper—0.1%
UBS AG 0.240%, 03/30/22	2,000,000	1,998,145

Repurchase Agreements—2.3%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $4,001,361; collateralized by various Common Stock with an aggregate market value of $4,445,352.	4,000,000	4,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,958,336; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $7,097,495.	6,958,328	6,958,328
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $25,000,042; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.000%, maturity dates ranging from 02/15/22 - 02/15/49, and an aggregate market value of $25,500,012.	25,000,000	25,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $10,504,288; collateralized by various Common Stock with an aggregate market value of $11,550,000.	10,500,000	10,500,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $6,002,450; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% -4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $6,520,037.	6,000,000	6,000,000

BHFTII-245

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,000,078; collateralized by various Common Stock with an aggregate market value of $2,222,520.	2,000,000	$2,000,000
Natwest Market Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $25,000,035; collateralized by U.S. Treasury Notes with rates ranging from 0.250% - 2.875%, maturity dates ranging from 10/15/21 - 05/15/31, and an aggregate market value of $25,500,078.	25,000,000	25,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $777,022.	700,000	700,000

		80,158,328

Time Deposits—0.4%
ABN AMRO Bank NV 0.070%, 10/01/21	3,000,000	3,000,000
DZ Bank AG 0.040%, 10/01/21	3,000,000	3,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	4,000,000	4,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	158,842	158,842

Time Deposits—(Continued)
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	3,000,000	3,000,000

		13,158,842

Total Securities Lending Reinvestments (Cost $128,312,334)		128,313,020

Total Investments— 103.7% (Cost $2,308,351,401)		3,573,474,399
Other assets and liabilities (net)—(3.7)%		(126,748,016)

Net Assets—100.0%		$3,446,726,383

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $122,901,372 and the collateral received consisted of cash in the amount of $128,308,738. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTII-246

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$129,218,677	$—	$—	$129,218,677
Banks	348,998,604	—	—	348,998,604
Beverages	26,217,366	52,428,268	—	78,645,634
Building Products	116,772,224	—	—	116,772,224
Capital Markets	254,375,815	—	—	254,375,815
Chemicals	127,071,679	—	—	127,071,679
Consumer Finance	60,915,918	—	—	60,915,918
Electric Utilities	163,041,729	—	—	163,041,729
Electrical Equipment	55,020,138	—	—	55,020,138
Equity Real Estate Investment Trusts	13,361,181	—	—	13,361,181
Food Products	20,554,126	53,370,578	—	73,924,704
Health Care Equipment & Supplies	234,782,081	—	—	234,782,081
Health Care Providers & Services	95,137,808	—	—	95,137,808
Hotels, Restaurants & Leisure	21,768,786	—	—	21,768,786
Household Products	53,932,817	18,403,167	—	72,335,984
Industrial Conglomerates	84,806,709	—	—	84,806,709
Insurance	337,723,512	—	—	337,723,512
IT Services	152,299,037	—	—	152,299,037
Life Sciences Tools & Services	72,141,268	—	—	72,141,268
Machinery	112,404,641	—	—	112,404,641
Media	106,637,704	—	—	106,637,704
Multi-Utilities	47,464,241	—	—	47,464,241
Oil, Gas & Consumable Fuels	88,377,098	—	—	88,377,098
Pharmaceuticals	219,528,520	11,359,452	—	230,887,972
Professional Services	39,905,034	—	—	39,905,034
Road & Rail	69,944,531	—	—	69,944,531
Semiconductors & Semiconductor Equipment	170,322,917	—	—	170,322,917
Specialty Retail	52,278,239	—	—	52,278,239
Tobacco	13,062,441	—	—	13,062,441
Total Common Stocks	3,288,064,841	135,561,465	—	3,423,626,306
Total Short-Term Investment*	—	21,535,073	—	21,535,073
Total Securities Lending Reinvestments*	—	128,313,020	—	128,313,020
Total Investments	$3,288,064,841	$285,409,558	$—	$3,573,474,399

Collateral for Securities Loaned (Liability)	$—	$(128,308,738)	$—	$(128,308,738)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-247

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
Forward Air Corp.	87,663	$7,277,782

Airlines—0.7%
Allegiant Travel Co. (a)	42,454	8,298,908

Auto Components—3.6%
Fox Factory Holding Corp. (a)	166,040	23,999,421
LCI Industries	88,403	11,901,696
XPEL, Inc. (a)	75,602	5,735,168

		41,636,285

Banks—9.6%
Bank of Hawaii Corp.	169,569	13,933,485
BOK Financial Corp.	99,507	8,910,852
Columbia Banking System, Inc.	196,866	7,478,939
Community Bank System, Inc.	173,350	11,860,607
Cullen/Frost Bankers, Inc.	102,631	12,174,089
CVB Financial Corp.	371,209	7,561,527
First Financial Bankshares, Inc.	284,525	13,073,924
First Hawaiian, Inc.	228,759	6,714,076
Glacier Bancorp, Inc.	242,838	13,441,083
Lakeland Financial Corp.	98,399	7,009,945
Prosperity Bancshares, Inc.	120,438	8,566,755
Stock Yards Bancorp, Inc.	20,181	1,183,616

		111,908,898

Biotechnology—1.1%
Abcam plc (a)	218,955	4,354,262
Emergent BioSolutions, Inc. (a)	179,437	8,984,411

		13,338,673

Building Products—1.8%
AAON, Inc.	193,081	12,615,912
CSW Industrials, Inc.	60,927	7,780,378

		20,396,290

Capital Markets—2.3%
Artisan Partners Asset Management, Inc. - Class A	85,326	4,174,148
Hamilton Lane, Inc. - Class A	52,749	4,474,170
Houlihan Lokey, Inc.	79,415	7,314,121
MarketAxess Holdings, Inc.	24,743	10,409,133

		26,371,572

Chemicals—1.7%
Chase Corp.	56,334	5,754,518
Quaker Chemical Corp.	60,148	14,298,383

		20,052,901

Commercial Services & Supplies—4.9%
Driven Brands Holdings, Inc. (a)	210,020	6,067,478
IAA, Inc. (a)	207,713	11,334,898
MSA Safety, Inc.	98,232	14,312,402
Rollins, Inc.	285,774	10,096,396
Tetra Tech, Inc.	99,815	14,906,372

		56,717,546

Communications Equipment—0.9%
NetScout Systems, Inc. (a)	366,366	9,873,564

Construction & Engineering—1.2%
Valmont Industries, Inc.	56,919	13,382,795

Construction Materials—1.1%
Eagle Materials, Inc.	97,950	12,847,122

Containers & Packaging—0.9%
AptarGroup, Inc.	86,769	10,355,880

Distributors—3.0%
Pool Corp.	81,475	35,393,555

Diversified Consumer Services—0.9%
Bright Horizons Family Solutions, Inc. (a)	76,598	10,679,293

Electronic Equipment, Instruments & Components—7.0%
Cognex Corp.	148,012	11,873,523
Littelfuse, Inc.	59,961	16,385,542
National Instruments Corp.	101,932	3,998,792
Novanta, Inc. (a)	129,680	20,035,560
Rogers Corp. (a)	94,972	17,710,379
Zebra Technologies Corp. - Class A (a)	22,062	11,371,196

		81,374,992

Food & Staples Retailing—0.4%
Grocery Outlet Holding Corp. (a)	227,367	4,904,306

Food Products—1.1%
Lancaster Colony Corp.	54,083	9,129,751
UTZ Brands, Inc.	209,195	3,583,511

		12,713,262

Health Care Equipment & Supplies—6.3%
Atrion Corp.	13,114	9,147,015
Haemonetics Corp. (a)	208,413	14,711,874
IDEXX Laboratories, Inc. (a)	17,748	11,037,481
Neogen Corp. (a)	132,244	5,743,357
West Pharmaceutical Services, Inc.	76,440	32,451,837

		73,091,564

Health Care Providers & Services—1.7%
Chemed Corp.	36,466	16,961,066
National Research Corp.	60,429	2,548,291

		19,509,357

Health Care Technology—0.6%
Certara, Inc. (a)	85,766	2,838,855
Definitive Healthcare Corp. (a)	12,200	522,526
Simulations Plus, Inc.	102,828	4,061,706

		7,423,087

Hotels, Restaurants & Leisure—1.0%
Texas Roadhouse, Inc.	120,767	11,029,650

BHFTII-248

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—1.8%
Church & Dwight Co., Inc.	120,426	$9,943,575
WD-40 Co.	48,070	11,127,243

		21,070,818

Insurance—1.4%
AMERISAFE, Inc.	96,209	5,403,097
RLI Corp.	110,250	11,054,768

		16,457,865

IT Services—1.4%
Computer Services, Inc.	103,188	6,088,092
Jack Henry & Associates, Inc.	63,651	10,442,583

		16,530,675

Leisure Products—0.8%
Hayward Holdings, Inc. (a)	428,811	9,536,757

Life Sciences Tools & Services—3.7%
Bio-Techne Corp.	69,159	33,512,377
ICON plc (a)	37,350	9,786,447

		43,298,824

Machinery—6.6%
Graco, Inc.	132,729	9,287,048
Kadant, Inc.	52,148	10,643,407
Lindsay Corp.	55,158	8,372,433
Nordson Corp.	47,423	11,293,787
Omega Flex, Inc.	14,958	2,134,357
RBC Bearings, Inc. (a)	94,412	20,034,226
Toro Co. (The)	154,092	15,010,102

		76,775,360

Media—3.6%
Cable One, Inc.	6,858	12,434,445
Nexstar Media Group, Inc. - Class A	128,652	19,549,958
TechTarget, Inc. (a)	116,385	9,592,452

		41,576,855

Professional Services—2.2%
Exponent, Inc.	197,984	22,401,890
FTI Consulting, Inc. (a)	26,636	3,587,869

		25,989,759

Real Estate Management & Development—1.5%
FirstService Corp.	98,777	17,827,273

Semiconductors & Semiconductor Equipment—6.0%
CMC Materials, Inc.	101,653	12,526,699
Lattice Semiconductor Corp. (a)	330,958	21,396,435
MKS Instruments, Inc.	82,423	12,438,455
Power Integrations, Inc.	240,048	23,762,351

		70,123,940

Software—11.6%
Altair Engineering, Inc. - Class A (a)	92,260	6,360,404
American Software, Inc. - Class A	186,098	4,419,828
Aspen Technology, Inc. (a)	156,754	19,249,391
Fair Isaac Corp. (a)	39,448	15,697,543
Manhattan Associates, Inc. (a)	178,709	27,347,838
Model N, Inc. (a)	205,407	6,881,134
Qualys, Inc. (a)	145,168	16,155,747
SPS Commerce, Inc. (a)	136,448	22,010,427
Tyler Technologies, Inc. (a)	27,920	12,805,508
Vertex, Inc. - Class A (a)	216,240	4,156,133

		135,083,953

Specialty Retail—4.3%
Asbury Automotive Group, Inc. (a)	80,429	15,823,601
Floor & Decor Holdings, Inc. - Class A (a)	109,600	13,238,584
Lithia Motors, Inc. - Class A	29,763	9,436,062
Petco Health & Wellness Co., Inc. (a)	173,719	3,665,471
Tractor Supply Co.	41,741	8,457,144

		50,620,862

Trading Companies & Distributors—2.3%
Richelieu Hardware, Ltd.	168,082	5,528,420
SiteOne Landscape Supply, Inc. (a)	46,539	9,283,134
Transcat, Inc. (a)	46,029	2,967,950
Watsco, Inc.	34,503	9,130,184

		26,909,688

Total Common Stocks (Cost $590,989,847)		1,160,379,911

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $5,678,020; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $5,791,652.	5,678,020	5,678,020

Total Short-Term Investments (Cost $5,678,020)		5,678,020

Total Investments—100.1% (Cost $596,667,867)		1,166,057,931
Other assets and liabilities (net)—(0.1)%		(951,767)

Net Assets—100.0%		$1,165,106,164

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-249

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$7,277,782	$—	$—	$7,277,782
Airlines	8,298,908	—	—	8,298,908
Auto Components	41,636,285	—	—	41,636,285
Banks	111,908,898	—	—	111,908,898
Biotechnology	8,984,411	4,354,262	—	13,338,673
Building Products	20,396,290	—	—	20,396,290
Capital Markets	26,371,572	—	—	26,371,572
Chemicals	20,052,901	—	—	20,052,901
Commercial Services & Supplies	56,717,546	—	—	56,717,546
Communications Equipment	9,873,564	—	—	9,873,564
Construction & Engineering	13,382,795	—	—	13,382,795
Construction Materials	12,847,122	—	—	12,847,122
Containers & Packaging	10,355,880	—	—	10,355,880
Distributors	35,393,555	—	—	35,393,555
Diversified Consumer Services	10,679,293	—	—	10,679,293
Electronic Equipment, Instruments & Components	81,374,992	—	—	81,374,992
Food & Staples Retailing	4,904,306	—	—	4,904,306
Food Products	12,713,262	—	—	12,713,262
Health Care Equipment & Supplies	73,091,564	—	—	73,091,564
Health Care Providers & Services	19,509,357	—	—	19,509,357
Health Care Technology	7,423,087	—	—	7,423,087
Hotels, Restaurants & Leisure	11,029,650	—	—	11,029,650
Household Products	21,070,818	—	—	21,070,818
Insurance	16,457,865	—	—	16,457,865
IT Services	16,530,675	—	—	16,530,675
Leisure Products	9,536,757	—	—	9,536,757
Life Sciences Tools & Services	43,298,824	—	—	43,298,824
Machinery	76,775,360	—	—	76,775,360
Media	41,576,855	—	—	41,576,855
Professional Services	25,989,759	—	—	25,989,759
Real Estate Management & Development	17,827,273	—	—	17,827,273
Semiconductors & Semiconductor Equipment	70,123,940	—	—	70,123,940
Software	135,083,953	—	—	135,083,953
Specialty Retail	50,620,862	—	—	50,620,862
Trading Companies & Distributors	21,381,268	5,528,420	—	26,909,688
Total Common Stocks	1,150,497,229	9,882,682	—	1,160,379,911
Total Short-Term Investment*	—	5,678,020	—	5,678,020
Total Investments	$1,150,497,229	$15,560,702	$—	$1,166,057,931

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—93.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE (a)	147,003	$19,300,776

Air Freight & Logistics—0.7%
FedEx Corp.	89,541	19,635,446

Airlines—0.2%
Southwest Airlines Co. (a) (b)	128,175	6,592,040

Auto Components—0.1%
Aptiv plc (a)	17,149	2,554,687

Automobiles—0.7%
Ferrari NV	95,480	19,966,778

Biotechnology—0.3%
Argenx SE (ADR) (a)	16,440	4,964,880
Incyte Corp. (a)	70,071	4,819,483

		9,784,363

Capital Markets—1.4%
MarketAxess Holdings, Inc. (b)	9,989	4,202,273
MSCI, Inc. (b)	11,367	6,915,001
S&P Global, Inc. (b)	42,064	17,872,573
Tradeweb Markets, Inc. - Class A	61,827	4,994,385
XP, Inc. - Class A (a)	145,202	5,832,764

		39,816,996

Chemicals—0.1%
Linde plc	6,013	1,764,094

Commercial Services & Supplies—0.7%
Cintas Corp.	47,690	18,153,675

Consumer Finance—0.3%
SoFi Technologies, Inc. (a) (b)	490,021	7,781,533

Electrical Equipment—0.6%
Generac Holdings, Inc. (a) (b)	41,376	16,909,130

Electronic Equipment, Instruments & Components—1.0%
Teledyne Technologies, Inc. (a)	52,298	22,466,175
Zebra Technologies Corp. - Class A (a)	9,500	4,896,490

		27,362,665

Entertainment—5.6%
Netflix, Inc. (a)	93,915	57,320,081
ROBLOX Corp. - Class A (a)	96,182	7,266,550
Sea, Ltd. (ADR) (a) (b)	203,299	64,797,490
Spotify Technology S.A. (a)	114,946	25,901,932

		155,286,053

Health Care Equipment & Supplies—2.9%
Align Technology, Inc. (a)	8,917	5,933,640
Intuitive Surgical, Inc. (a)	41,155	40,914,243
Stryker Corp.	122,150	32,213,398

		79,061,281

Health Care Providers & Services—2.6%
Anthem, Inc.	29,630	11,046,064
Cigna Corp.	52,213	10,450,954
HCA Healthcare, Inc.	106,104	25,753,563
Humana, Inc.	18,689	7,272,824
UnitedHealth Group, Inc.	41,704	16,295,421

		70,818,826

Hotels, Restaurants & Leisure—2.9%
Airbnb, Inc. - Class A (a)	84,566	14,185,946
Booking Holdings, Inc. (a)	7,617	18,081,768
Chipotle Mexican Grill, Inc. (a)	10,735	19,511,077
DraftKings, Inc. - Class A (a) (b)	153,157	7,376,041
Las Vegas Sands Corp. (a)	215,463	7,885,946
Wynn Resorts, Ltd. (a) (b)	163,026	13,816,454

		80,857,232

Industrial Conglomerates—0.9%
Roper Technologies, Inc.	57,919	25,839,403

Insurance—0.0%
Bright Health Group, Inc. (a) (b)	155,360	1,267,738

Interactive Media & Services—18.0%
Alphabet, Inc. - Class A (a)	44,709	119,530,406
Alphabet, Inc. - Class C (a)	38,053	101,423,041
Facebook, Inc. - Class A (a)	482,315	163,692,888
IAC/InterActiveCorp. (a)	9,457	1,232,153
Kuaishou Technology (144A) (a) (b)	30,600	323,594
Match Group, Inc. (a)	130,619	20,505,877
Pinterest, Inc. - Class A (a) (b)	197,954	10,085,756
Snap, Inc. - Class A (a) (b)	845,891	62,485,968
Tencent Holdings, Ltd.	289,485	16,973,727
Vimeo, Inc. (a) (b)	53,341	1,566,625

		497,820,035

Internet & Direct Marketing Retail—11.9%
Alibaba Group Holding, Ltd. (ADR) (a)	75,186	11,131,287
Amazon.com, Inc. (a)	80,941	265,894,423
Coupang, Inc. (a)	256,303	7,138,039
DoorDash, Inc. - Class A (a) (b)	97,324	20,046,797
Farfetch, Ltd. - Class A (a)	291,475	10,924,483
Maplebear, Inc. † (a) (c) (d)	17,978	2,247,250
Maplebear, Inc. (Non-Voting Shares) † (a) (c) (d)	939	117,375
Meituan - Class B (a)	197,500	6,167,273
Pinduoduo, Inc. (ADR) (a) (b)	61,600	5,585,272

		329,252,199

IT Services—8.9%
Affirm Holdings, Inc. (a) (b)	36,467	4,344,314
Afterpay, Ltd. (a)	246,836	21,354,062
Fiserv, Inc. (a)	234,113	25,401,260
Global Payments, Inc.	120,746	19,027,155
MasterCard, Inc. - Class A	122,542	42,605,403
MongoDB, Inc. (a) (b)	37,203	17,541,587
PayPal Holdings, Inc. (a)	98,830	25,716,554
Shopify, Inc. - Class A (a)	9,535	12,927,362
Snowflake, Inc. - Class A (a)	18,462	5,583,463

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(continued)

Security Description	Shares	Value

IT Services—(Continued)
Square, Inc. - Class A (a) (b)	34,518	$8,278,797
StoneCo, Ltd. - Class A (a)	93,492	3,246,042
Stripe, Inc. - Class B † (a) (c) (d)	63,278	3,149,346
Toast, Inc. - Class A (a) (b)	11,539	576,373
Visa, Inc. - Class A (b)	258,508	57,582,657

		247,334,375

Life Sciences Tools & Services—0.5%
Avantor, Inc. (a)	321,572	13,152,295

Pharmaceuticals—1.7%
AstraZeneca plc (ADR) (b)	259,786	15,602,747
Eli Lilly and Co.	140,163	32,384,661

		47,987,408

Professional Services—0.6%
TransUnion	141,319	15,871,537

Road & Rail—0.3%
DiDi Global, Inc. (ADR) † (a) (c)	91,053	2,695,351
Norfolk Southern Corp.	22,757	5,444,612

		8,139,963

Semiconductors & Semiconductor Equipment—3.5%
Advanced Micro Devices, Inc. (a)	202,897	20,878,101
ASML Holding NV	53,174	39,620,479
NVIDIA Corp.	88,584	18,351,062
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	157,159	17,546,802

		96,396,444

Software—18.8%
Avalara, Inc. (a) (b)	54,671	9,554,851
Bill.com Holdings, Inc. (a) (b)	9,669	2,581,140
Black Knight, Inc. (a)	162,136	11,673,792
Ceridian HCM Holding, Inc. (a) (b)	55,343	6,232,729
Coupa Software, Inc. (a) (b)	8,575	1,879,468
Datadog, Inc. - Class A (a)	96,865	13,691,868
Epic Games, Inc. † (a) (c) (d)	7,860	7,558,255
Intuit, Inc.	110,114	59,407,604
Magic Leap † (a) (c) (d)	10,915	129,898
Microsoft Corp.	914,582	257,838,957
Paycom Software, Inc. (a)	13,971	6,926,123
Salesforce.com, Inc. (a)	141,330	38,331,523
SentinelOne, Inc. - Class A (a)	151,600	8,121,212
ServiceNow, Inc. (a)	59,376	36,947,903
Splunk, Inc. (a)	70,966	10,269,490
Trade Desk, Inc. (The) - Class A (a)	122,723	8,627,427
UiPath, Inc. - Class A (a) (b) (c)	280,670	14,766,049
Workday, Inc. - Class A (a)	28,044	7,007,915
Zoom Video Communications, Inc. - Class A (a)	76,007	19,875,830

		521,422,034

Specialty Retail—1.6%
Carvana Co. (a) (b)	34,582	10,427,856
Ross Stores, Inc.	312,076	33,969,473

		44,397,329

Technology Hardware, Storage & Peripherals—5.0%
Apple, Inc.	974,199	137,849,158

Textiles, Apparel & Luxury Goods—1.4%
Lululemon Athletica, Inc. (a)	56,437	22,840,054
NIKE, Inc. - Class B	112,981	16,408,230

		39,248,284

Total Common Stocks (Cost $1,406,829,774)		2,601,623,777

Convertible Preferred Stocks—5.7%

Automobiles—5.1%
Aurora Innovation, Inc. - Series B † (a) (c) (d)	205,250	3,976,804
GM Cruise Holdings LLC - Series F † (a) (c) (d)	196,100	5,167,235
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,346,447
Rivian Automotive, Inc.
Series D † (a) (c) (d)	675,570	47,985,737
Series E † (a) (c) (d)	931,845	66,188,950
Series F † (a) (c) (d)	174,564	12,399,281
Sila Nano, Inc. - Series F † (a) (c) (d)	52,110	2,150,726
Waymo LLC - Series A - 2 † (a) (c) (d)	26,511	2,431,642

		142,646,822

Internet & Direct Marketing Retail—0.6%
ANT International Co., Ltd. - Class C † (a) (c) (d)	1,458,697	7,862,377
Maplebear, Inc.
Series A † (a) (c) (d)	2,525	315,625
Series B † (a) (c) (d)	36,727	4,590,875
Rappi, Inc. - Series E † (a) (c) (d)	52,748	3,398,191

		16,167,068

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Series E † (a) (c)	43,942	327,060

Total Convertible Preferred Stocks (Cost $55,074,616)		159,140,950

Short-Term Investment—0.0%

Mutual Funds—0.0%
T. Rowe Price Government Reserve Fund (e)	985,367	985,367

Total Short - Term Investments (Cost $985,367)		985,367

Securities Lending Reinvestments (f)—7.7%

Certificates of Deposit—2.4%
Agricultural Bank of China 0.200%, 11/22/21	4,000,000	4,000,232
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (g)	4,000,000	3,999,928

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Barclays Bank plc 0.180%, 04/07/22	7,000,000	$7,004,039
Cooperatieve Rabobank UA 0.170%, 03/18/22	7,000,000	7,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
National Australia Bank, Ltd. 0.160%, 03/02/22	2,000,000	1,999,900
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (g)	2,000,000	2,000,306
Oversea - Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (g)	2,000,000	2,000,108
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (g)	4,000,000	4,000,044
Societe Generale 0.140%, 01/05/22	4,000,000	4,000,000
Standard Chartered Bank (NY)
0.150%, 02/02/22	3,000,000	3,000,000
0.170%, 03/28/22	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (g)	5,000,000	5,000,120
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 03/15/22	3,000,000	2,997,750
Zero Coupon, 03/21/22	3,000,000	2,997,540
0.060%, 10/05/21	2,000,000	1,999,988

		65,999,900

Commercial Paper—0.2%
UBS AG 0.240%, 03/30/22	5,000,000	4,995,363

Repurchase Agreements—3.4%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $10,000,053; collateralized by various Common Stock with an aggregate market value of $11,112,343.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,556,690.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $17,157,671; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $17,500,806.	17,157,652	17,157,652

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $2,083,448.	2,000,000	2,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $10,200,014.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $2,000,008; collateralized by Foreign Obligations with rates ranging from 0.125%-3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $2,040,009.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $10,000,389; collateralized by various Common Stock with an aggregate market value of $11,112,600.	10,000,000	10,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,500,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,665,047.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $2,900,141; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $3,220,793.	2,900,000	2,900,000

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21-02/15/49, and an aggregate market value of $10,200,510.	10,000,000	$10,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,357,815; collateralized by various Common Stock with an aggregate market value of $2,619,745.	2,357,724	2,357,724

		92,915,376

Time Deposits—0.8%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	2,000,000	2,000,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (g)	5,000,000	5,000,000
Nordea Bank ABP (NY) 0.050%, 10/01/21	5,000,000	5,000,000

		21,000,000

Mutual Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (h)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	10,000,000	10,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $209,904,420)		209,910,639

Total Investments - 107.3% (Cost $1,672,794,177)		2,971,660,733
Other assets and liabilities (net)—(7.3)%		(201,881,799)

Net Assets—100.0%		$2,769,778,934

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $175,038,425, which is 6.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $212,878,520 and the collateral received consisted of cash in the amount of $209,900,753 and non-cash collateral with a value of $6,338,202. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 6.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $323,594, which is 0.0% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	1,458,697	$8,183,290	$7,862,377
Aurora Innovation, Inc. - Series B	03/01/19	205,250	1,896,572	3,976,804
DiDi Global, Inc. (ADR)	10/19/15	91,053	2,497,238	2,695,351
Epic Games, Inc.	06/18/20	7,860	4,519,500	7,558,255
GM Cruise Holdings LLC - Series F	05/07/19	196,100	3,578,825	5,167,235
Magic Leap	01/20/16-10/12/17	10,915	5,305,346	129,898
Maplebear, Inc.	08/07/20	17,978	832,991	2,247,250
Maplebear, Inc. - Series A	11/18/20	2,525	154,056	315,625
Maplebear, Inc. - Series B	07/02/20	36,727	1,766,271	4,590,875
Maplebear, Inc. (Non-Voting Shares)	08/07/20	939	43,507	117,375
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,346,447

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	$3,151,484	$3,398,191
Rivian Automotive, Inc. - Series D	12/23/19	675,570	7,258,324	47,985,737
Rivian Automotive, Inc. - Series E	07/10/20	931,845	14,434,279	66,188,950
Rivian Automotive, Inc. - Series F	01/19/21	174,564	6,432,683	12,399,281
Sila Nano, Inc. - Series F	01/07/21	52,110	2,150,726	2,150,726
Stripe, Inc. - Class B	12/17/19	63,278	992,832	3,149,346
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,431,642
WeWork Cos., Inc. - Series E	06/23/15	43,942	1,445,234	327,060

				$175,038,425

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$19,300,776	$—	$19,300,776
Air Freight & Logistics	19,635,446	—	—	19,635,446
Airlines	6,592,040	—	—	6,592,040
Auto Components	2,554,687	—	—	2,554,687
Automobiles	19,966,778	—	—	19,966,778
Biotechnology	9,784,363	—	—	9,784,363
Capital Markets	39,816,996	—	—	39,816,996
Chemicals	1,764,094	—	—	1,764,094
Commercial Services & Supplies	18,153,675	—	—	18,153,675
Consumer Finance	7,781,533	—	—	7,781,533
Electrical Equipment	16,909,130	—	—	16,909,130
Electronic Equipment, Instruments &
Components	27,362,665	—	—	27,362,665
Entertainment	155,286,053	—	—	155,286,053
Health Care Equipment & Supplies	79,061,281	—	—	79,061,281
Health Care Providers & Services	70,818,826	—	—	70,818,826
Hotels, Restaurants & Leisure	80,857,232	—	—	80,857,232
Industrial Conglomerates	25,839,403	—	—	25,839,403
Insurance	1,267,738	—	—	1,267,738
Interactive Media & Services	480,522,714	17,297,321	—	497,820,035
Internet & Direct Marketing Retail	320,720,301	6,167,273	2,364,625	329,252,199
IT Services	222,830,967	21,354,062	3,149,346	247,334,375
Life Sciences Tools & Services	13,152,295	—	—	13,152,295

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$47,987,408	$—	$—	$47,987,408
Professional Services	15,871,537	—	—	15,871,537
Road & Rail	5,444,612	2,695,351	—	8,139,963
Semiconductors & Semiconductor Equipment	96,396,444	—	—	96,396,444
Software	513,733,881	—	7,688,153	521,422,034
Specialty Retail	44,397,329	—	—	44,397,329
Technology Hardware, Storage & Peripherals	137,849,158	—	—	137,849,158
Textiles, Apparel & Luxury Goods	39,248,284	—	—	39,248,284
Total Common Stocks	2,521,606,870	66,814,783	13,202,124	2,601,623,777
Convertible Preferred Stocks
Automobiles	—	3,976,804	138,670,018	142,646,822
Internet & Direct Marketing Retail	—	—	16,167,068	16,167,068
Real Estate Management & Development	—	327,060	—	327,060
Total Convertible Preferred Stocks	—	4,303,864	154,837,086	159,140,950
Total Short-Term Investment*	985,367	—	—	985,367
Securities Lending Reinvestments
Certificates of Deposit	—	65,999,900	—	65,999,900
Commercial Paper	—	4,995,363	—	4,995,363
Repurchase Agreements	—	92,915,376	—	92,915,376
Time Deposits	—	21,000,000	—	21,000,000
Mutual Funds	25,000,000	—	—	25,000,000
Total Securities Lending Reinvestments	25,000,000	184,910,639	—	209,910,639
Total Investments	$2,547,592,237	$256,029,286	$168,039,210	$2,971,660,733

Collateral for Securities Loaned (Liability)	$—	$(209,900,753)	$—	$(209,900,753)

*	See Schedule of Investments for additional detailed categorizations.

During the period ended September 30, 2021, transfers from Level 3 to Level 2 in the amount of $21,203,607 were due to the initiation of trading activity which resulted in the availability of significant observable inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2020	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers In	Transfers Out	Balance as of September 30, 2021	Change in Unrealized Appreciation/ (Depreciation) from Investment Held at September 30, 2021
Common Stocks
Internet & Direct Marketing Retail	$1,229,605	$1,135,020	$—	$—	$—	$2,364,625	$1,135,020
IT Services	6,346,047	2,156,514	—	—	(5,353,215)	3,149,346	2,156,514
Software	5,194,063	2,638,118	—	530,535	(674,563)	7,688,153	2,638,118
Convertible Preferred Stocks
Automobiles	37,762,047	96,359,161	8,583,409	—	(4,034,599)	138,670,018	96,359,161
Internet & Direct Marketing Retail	22,217,754	(2,226,460)	—	—	(3,824,226)	16,167,068	(2,226,460)
Software	7,847,539	—	—	—	(7,847,539)	—	—
Real Estate Management & Development	0	—	—	—	(0)	—	—

	$80,597,055	$100,062,353	$8,583,409	$530,535	$(21,734,142)	$168,039,210	$100,062,353

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at September 30, 2021		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet & Direct Marketing Retail	$2,364,625		Market Transaction Method	Precedent Transaction	$125.00	$125.00	$125.00	Increase
IT Services	3,149,346	(a)	Market Transaction Method	Precedent Transaction	$40.13	$40.13	$40.13	Increase
			Comparable Company Analysis	Enterprise Value/Gross Profit	36.0x	48.2x	42.1x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	7,558,255	(a)	Market Transaction Method	Precedent Transaction	$885.00	$885.00	$885.00	Increase
			Comparable Company Analysis	Enterprise Value/Sales	6.4x	7.5x	7.0x	Increase
				Enterprise Value/EBITDA	22.0x	25.4x	23.7x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	129,898	(b)	Market Transaction Method	Precedent Transaction (Split Adj.)	$11.90	$11.90	$11.90	Increase
Convertible Preferred Stocks
Automobiles	5,167,235		Market Transaction Method	Precedent Transaction	$26.35	$26.35	$26.35	Increase
	2,346,447		Market Transaction Method	Precedent Transaction	$13.05	$13.05	$13.05	Increase
	126,573,968		Market Transaction Method	Precedent Transaction	$71.03	$71.03	$71.03	Increase
	2,150,726		Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
	2,431,642		Market Transaction Method	Precedent Transaction	$91.72	$91.72	$91.72	Increase
Internet & Direct Marketing Retail	7,862,377	(b)	Comparable Company Analysis	Price/Earnings Multiple	18.1x	18.1x	18.1x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
			Sum-of-the-Parts Analysis	Price/Earnings Multiple	9.5x	36.8x	22.2x	Increase
				Price/Sales Multiple	11.9x	11.9x	11.9x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	4,906,500		Market Transaction Method	Precedent Transaction	$125.00	$125.00	$125.00	Increase
	3,398,191		Market Transaction Method	Precedent Transaction	$64.42	$64.42	$64.42	Increase

(a)	A change in valuation techniques utilized during the period ended September 30, 2021 was due to the receipt of updated financial results for the company.
(b)	A change in valuation techniques utilized during the period ended September 30, 2021 was due to company-specific news events.

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Curtiss-Wright Corp.	42,542	$5,367,949
Hexcel Corp. (a) (b)	74,335	4,414,756
Mercury Systems, Inc. (a)	44,469	2,108,720
Moog, Inc. - Class A	42,362	3,229,255

		15,120,680

Air Freight & Logistics—0.4%
GXO Logistics, Inc. (a) (b)	79,656	6,248,217

Airlines—0.2%
Allegiant Travel Co. (a)	18,966	3,707,474

Auto Components—1.0%
Adient plc (a) (b)	80,784	3,348,497
LCI Industries	34,736	4,676,507
Patrick Industries, Inc.	96,403	8,030,370

		16,055,374

Banks—1.5%
Ameris Bancorp (b)	46,290	2,401,525
First Bancorp (b)	70,177	3,018,313
Signature Bank	29,049	7,909,462
Western Alliance Bancorp	92,508	10,066,720

		23,396,020

Beverages—0.7%
Boston Beer Co., Inc. (The) - Class A (a) (b)	13,762	7,015,179
Coca-Cola Consolidated, Inc.	11,110	4,379,340

		11,394,519

Biotechnology—11.2%
ACADIA Pharmaceuticals, Inc. (a) (b)	115,291	1,914,984
Acceleron Pharma, Inc. (a)	69,520	11,964,392
Agios Pharmaceuticals, Inc. (a) (b)	61,268	2,827,518
Alector, Inc. (a) (b)	49,782	1,136,025
Alkermes plc (a)	148,373	4,575,823
Allogene Therapeutics, Inc. (a) (b)	60,592	1,557,214
Amicus Therapeutics, Inc. (a) (b)	235,696	2,250,897
Apellis Pharmaceuticals, Inc. (a)	56,049	1,847,375
Biohaven Pharmaceutical Holding Co., Ltd. (a)	48,325	6,712,826
Blueprint Medicines Corp. (a)	59,182	6,084,501
CareDx, Inc. (a) (b)	52,997	3,358,420
ChemoCentryx, Inc. (a)	47,022	804,076
CRISPR Therapeutics AG (a)	32,969	3,690,220
Deciphera Pharmaceuticals, Inc. (a) (b)	37,270	1,266,435
Denali Therapeutics, Inc. (a) (b)	79,181	3,994,682
Dicerna Pharmaceuticals, Inc. (a) (b)	37,951	765,092
Emergent BioSolutions, Inc. (a) (b)	62,661	3,137,436
Exact Sciences Corp. (a) (b)	45,145	4,309,090
Exelixis, Inc. (a)	124,867	2,639,688
Fate Therapeutics, Inc. (a) (b)	60,521	3,587,080
Generation Bio Co. (a)	68,300	1,712,281
Global Blood Therapeutics, Inc. (a) (b)	69,571	1,772,669
Halozyme Therapeutics, Inc. (a) (b)	176,300	7,171,884
Horizon Therapeutics plc (a)	68,952	7,553,002

Biotechnology—(Continued)
IGM Biosciences, Inc. (a) (b)	22,768	1,497,224
Insmed, Inc. (a)	160,162	4,410,862
Intellia Therapeutics, Inc. (a)	59,385	7,966,498
Invitae Corp. (a) (b)	160,746	4,570,009
Ionis Pharmaceuticals, Inc. (a) (b)	48,646	1,631,587
Iovance Biotherapeutics, Inc. (a)	106,144	2,617,511
Karuna Therapeutics, Inc. (a) (b)	16,294	1,993,245
Kodiak Sciences, Inc. (a) (b)	65,408	6,277,860
Kymera Therapeutics, Inc. (a)	19,538	1,147,662
Madrigal Pharmaceuticals, Inc. (a)	7,627	608,558
Mersana Therapeutics, Inc. (a) (b)	39,600	373,428
Mirati Therapeutics, Inc. (a)	33,640	5,951,252
Morphic Holding, Inc. (a)	16,800	951,552
Neurocrine Biosciences, Inc. (a)	30,752	2,949,424
Novavax, Inc. (a)	9,748	2,020,858
Nurix Therapeutics, Inc. (a)	23,600	707,056
Prothena Corp. plc (a)	52,814	3,761,941
PTC Therapeutics, Inc. (a)	76,430	2,843,960
Replimune Group, Inc. (a) (b)	52,779	1,564,370
Rocket Pharmaceuticals, Inc. (a) (b)	44,470	1,329,208
Sage Therapeutics, Inc. (a)	34,092	1,510,617
Sarepta Therapeutics, Inc. (a) (b)	38,883	3,595,900
Scholar Rock Holding Corp. (a)	42,983	1,419,299
Seagen, Inc. (a)	20,630	3,502,974
TG Therapeutics, Inc. (a) (b)	79,381	2,641,800
Turning Point Therapeutics, Inc. (a) (b)	48,958	3,252,280
Twist Bioscience Corp. (a) (b)	34,888	3,731,969
Ultragenyx Pharmaceutical, Inc. (a)	95,141	8,580,767
uniQure NV (a) (b)	51,143	1,637,087
Xencor, Inc. (a) (b)	75,331	2,460,311
Zentalis Pharmaceuticals, Inc. (a)	23,414	1,560,309
Zymeworks, Inc. (a)	38,279	1,111,622

		176,812,610

Building Products—1.9%
AAON, Inc.	46,700	3,051,378
Builders FirstSource, Inc. (a)	128,292	6,637,828
CSW Industrials, Inc. (b)	17,200	2,196,440
Gibraltar Industries, Inc. (a)	68,795	4,791,572
Trex Co., Inc. (a)	65,637	6,690,379
UFP Industries, Inc.	89,740	6,100,525

		29,468,122

Capital Markets—1.4%
Cboe Global Markets, Inc.	12,764	1,580,949
FactSet Research Systems, Inc.	6,753	2,665,949
LPL Financial Holdings, Inc.	70,135	10,994,363
MarketAxess Holdings, Inc.	14,980	6,301,936

		21,543,197

Chemicals—1.8%
Chase Corp. (b)	34,040	3,477,186
Element Solutions, Inc.	192,906	4,182,202
HB Fuller Co.	42,676	2,755,162
Ingevity Corp. (a) (b)	57,932	4,134,607

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Innospec, Inc.	13,712	$1,154,825
Quaker Chemical Corp. (b)	29,576	7,030,807
Scotts Miracle-Gro Co. (The) (b)	25,881	3,787,943
Stepan Co.	19,337	2,183,921

		28,706,653

Commercial Services & Supplies—2.0%
Casella Waste Systems, Inc. - Class A (a)	190,630	14,476,442
IAA, Inc. (a)	148,789	8,119,416
MSA Safety, Inc.	33,981	4,951,031
UniFirst Corp.	17,735	3,770,816

		31,317,705

Communications Equipment—0.5%
Lumentum Holdings, Inc. (a)	21,724	1,814,823
Ubiquiti, Inc. (b)	18,402	5,496,125

		7,310,948

Construction & Engineering—0.8%
Comfort Systems USA, Inc.	70,073	4,997,606
EMCOR Group, Inc.	70,473	8,131,175

		13,128,781

Construction Materials—0.4%
Eagle Materials, Inc.	53,602	7,030,438

Consumer Finance—0.6%
Green Dot Corp. - Class A (a)	36,433	1,833,673
PROG Holdings, Inc. (a)	45,067	1,893,264
SLM Corp.	221,933	3,906,021
Upstart Holdings, Inc. (a)	4,700	1,487,268

		9,120,226

Containers & Packaging—0.3%
Berry Global Group, Inc. (a)	63,909	3,890,780
Ranpak Holdings, Corp. (a)	37,400	1,003,068

		4,893,848

Distributors—0.5%
Pool Corp.	17,033	7,399,306

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc. (a)	29,462	4,107,592
Frontdoor, Inc. (a)	49,180	2,060,642
Terminix Global Holdings, Inc. (a)	107,409	4,475,733

		10,643,967

Diversified Telecommunication Services—0.5%
Cogent Communications Holdings, Inc. (b)	57,126	4,046,806
Iridium Communications, Inc. (a) (b)	100,080	3,988,188

		8,034,994

Electrical Equipment—0.5%
Atkore, Inc. (a)	81,451	7,079,721
Shoals Technologies Group, Inc. - Class A (a) (b)	22,217	619,410

		7,699,131

Electronic Equipment, Instruments & Components—3.4%
Advanced Energy Industries, Inc.	58,416	5,126,004
Cognex Corp.	72,402	5,808,088
ePlus, Inc. (a)	14,280	1,465,271
Fabrinet (a)	50,939	5,221,757
Littelfuse, Inc.	36,452	9,961,238
Novanta, Inc. (a)	74,934	11,577,303
OSI Systems, Inc. (a) (b)	27,012	2,560,738
Teledyne Technologies, Inc. (a)	14,270	6,130,107
Zebra Technologies Corp. - Class A (a)	11,699	6,029,898

		53,880,404

Energy Equipment & Services—0.4%
Cactus, Inc. - Class A	88,213	3,327,394
ChampionX Corp. (a)	110,900	2,479,724

		5,807,118

Entertainment—0.5%
Madison Square Garden Entertainment Corp. (a) (b)	43,098	3,131,932
Zynga, Inc. - Class A (a) (b)	624,223	4,700,399

		7,832,331

Equity Real Estate Investment Trusts—1.6%
Equity LifeStyle Properties, Inc.	66,782	5,215,674
First Industrial Realty Trust, Inc.	110,578	5,758,903
Innovative Industrial Properties, Inc. (b)	17,100	3,953,007
Ryman Hospitality Properties, Inc. (a) (b)	41,100	3,440,070
Terreno Realty Corp. (b)	115,770	7,320,137

		25,687,791

Food & Staples Retailing—0.8%
BJ’s Wholesale Club Holdings, Inc. (a)	58,900	3,234,788
Casey’s General Stores, Inc.	20,074	3,782,945
Performance Food Group Co. (a)	131,825	6,124,590

		13,142,323

Food Products—1.7%
Darling Ingredients, Inc. (a)	151,421	10,887,170
Hain Celestial Group, Inc. (The) (a)	110,325	4,719,704
J & J Snack Foods Corp. (b)	38,038	5,812,967
John B Sanfilippo & Son, Inc.	29,609	2,419,647
Sanderson Farms, Inc.	17,465	3,286,913

		27,126,401

Health Care Equipment & Supplies—4.8%
AtriCure, Inc. (a) (b)	48,941	3,403,847
CONMED Corp. (b)	27,500	3,597,825
Globus Medical, Inc. - Class A (a)	101,690	7,791,488
Haemonetics Corp. (a)	37,847	2,671,620
ICU Medical, Inc. (a)	34,415	8,031,773

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Lantheus Holdings, Inc. (a)	21,621	$555,227
Merit Medical Systems, Inc. (a) (b)	100,144	7,190,339
Nevro Corp. (a)	37,193	4,328,521
NuVasive, Inc. (a) (b)	31,426	1,880,846
Penumbra, Inc. (a) (b)	23,479	6,257,153
Quidel Corp. (a) (b)	15,102	2,131,647
Shockwave Medical, Inc. (a)	35,877	7,386,357
STERIS plc	20,357	4,158,528
Tandem Diabetes Care, Inc. (a)	74,884	8,939,652
West Pharmaceutical Services, Inc.	16,688	7,084,724

		75,409,547

Health Care Providers & Services—4.0%
Addus HomeCare Corp. (a) (b)	48,827	3,893,953
Amedisys, Inc. (a)	43,810	6,532,071
AMN Healthcare Services, Inc. (a)	94,670	10,863,383
Chemed Corp.	4,884	2,271,646
Corvel Corp. (a)	38,188	7,111,369
Ensign Group, Inc. (The) (b)	134,500	10,072,705
ModivCare, Inc. (a)	22,598	4,104,249
Molina Healthcare, Inc. (a)	31,075	8,430,958
Pennant Group Inc. (The) (a)	100,472	2,822,258
Surgery Partners, Inc. (a) (b)	50,337	2,131,269
U.S. Physical Therapy, Inc. (b)	41,690	4,610,914

		62,844,775

Health Care Technology—1.3%
Certara, Inc. (a)	59,664	1,974,878
Inspire Medical Systems, Inc. (a)	26,100	6,078,168
Omnicell, Inc. (a) (b)	70,857	10,517,305
Phreesia, Inc. (a)	36,969	2,280,987

		20,851,338

Hotels, Restaurants & Leisure—6.0%
Bloomin’ Brands, Inc. (a)	161,374	4,034,350
Boyd Gaming Corp. (a)	144,705	9,154,038
Brinker International, Inc. (a)	33,711	1,653,525
Choice Hotels International, Inc. (b)	55,070	6,959,196
Churchill Downs, Inc.	57,274	13,750,342
Dine Brands Global, Inc. (a)	4,764	386,885
Domino’s Pizza, Inc.	2,827	1,348,366
Everi Holdings, Inc. (a)	106,700	2,580,006
Hilton Grand Vacations, Inc. (a)	90,535	4,306,750
Papa John’s International, Inc.	61,049	7,752,613
Penn National Gaming, Inc. (a) (b)	24,090	1,745,561
Planet Fitness, Inc. - Class A (a)	93,900	7,375,845
SeaWorld Entertainment, Inc. (a)	70,235	3,885,400
Six Flags Entertainment Corp. (a) (b)	37,320	1,586,100
Texas Roadhouse, Inc.	110,407	10,083,471
Travel and Leisure Co.	90,505	4,935,238
Vail Resorts, Inc. (a)	23,983	8,011,521
Wendy’s Co. (The)	273,296	5,925,057

		95,474,264

Household Durables—2.6%
Cavco Industries, Inc. (a)	10,335	2,446,708
Helen of Troy, Ltd. (a) (b)	29,375	6,599,975
Installed Building Products, Inc.	16,586	1,777,190
LGI Homes, Inc. (a) (b)	46,877	6,652,315
Tempur Sealy International, Inc.	257,477	11,949,508
TopBuild Corp. (a)	60,525	12,396,125

		41,821,821

Independent Power and Renewable Electricity Producers—0.5%
Clearway Energy, Inc. - Class C	95,583	2,893,297
NextEra Energy Partners L.P. (b)	40,000	3,014,400
Ormat Technologies, Inc. (b)	29,304	1,951,940

		7,859,637

Insurance—1.1%
eHealth, Inc. (a) (b)	22,607	915,584
Palomar Holdings, Inc. (a) (b)	31,224	2,523,836
Primerica, Inc. (b)	83,808	12,875,423
Selectquote, Inc. (a) (b)	82,400	1,065,432

		17,380,275

Internet & Direct Marketing Retail—0.2%
Stamps.com, Inc. (a)	7,548	2,489,255
Xometry, Inc. - Class A (a) (b)	14,967	863,147

		3,352,402

IT Services—2.2%
Broadridge Financial Solutions, Inc. (b)	15,765	2,627,080
Euronet Worldwide, Inc. (a)	83,315	10,604,333
ExlService Holdings, Inc. (a)	61,092	7,521,647
Gartner, Inc. (a)	10,282	3,124,494
MAXIMUS, Inc.	42,954	3,573,773
Perficient, Inc. (a) (b)	45,823	5,301,721
Repay Holdings Corp. (a) (b)	92,964	2,140,961

		34,894,009

Leisure Products—0.6%
Brunswick Corp.	97,645	9,302,639

Life Sciences Tools & Services—3.5%
Adaptive Biotechnologies Corp. (a)	71,298	2,423,419
Bruker Corp.	34,991	2,732,797
Charles River Laboratories International, Inc. (a)	16,860	6,957,616
Maravai LifeSciences Holdings, Inc. - Class A (a)	47,200	2,316,576
Medpace Holdings, Inc. (a) (b)	60,478	11,447,276
NeoGenomics, Inc. (a) (b)	180,685	8,716,244
Quanterix Corp. (a)	29,059	1,446,848
Repligen Corp. (a)	68,597	19,823,847

		55,864,623

Machinery—3.8%
Albany International Corp. - Class A (b)	68,208	5,243,149
Douglas Dynamics, Inc.	53,905	1,956,751
Federal Signal Corp.	39,200	1,513,904

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Graco, Inc.	73,928	$5,172,742
Hydrofarm Holdings Group, Inc. (a) (b)	10,747	406,774
John Bean Technologies Corp.	59,493	8,361,741
Kadant, Inc.	27,984	5,711,534
Lincoln Electric Holdings, Inc. (b)	30,026	3,867,049
RBC Bearings, Inc. (a) (b)	29,049	6,164,198
SPX Corp. (a)	74,796	3,997,846
Terex Corp.	65,700	2,765,970
Toro Co. (The)	61,238	5,965,194
Watts Water Technologies, Inc. - Class A	27,800	4,672,902
Woodward, Inc.	38,975	4,411,970

		60,211,724

Media—1.2%
Cable One, Inc.	4,900	8,884,337
Nexstar Media Group, Inc. - Class A (b)	39,840	6,054,086
TechTarget, Inc. (a) (b)	54,585	4,498,896

		19,437,319

Metals & Mining—0.8%
Alcoa Corp. (a)	187,322	9,167,539
Arconic Corp. (a)	74,600	2,352,884
Cleveland-Cliffs, Inc. (a) (b)	89,200	1,767,052

		13,287,475

Oil, Gas & Consumable Fuels—1.9%
APA Corp.	208,595	4,470,191
Magnolia Oil & Gas Corp. - Class A (b)	153,600	2,732,544
Matador Resources Co.	19,585	745,013
PDC Energy, Inc.	61,540	2,916,381
Range Resources Corp. (a) (b)	107,100	2,423,673
Renewable Energy Group, Inc. (a)	6,055	303,961
Targa Resources Corp.	100,579	4,949,493
Texas Pacific Land Corp. (b)	9,740	11,779,166

		30,320,422

Paper & Forest Products—0.3%
Louisiana-Pacific Corp. (b)	85,100	5,222,587

Personal Products—0.2%
BellRing Brands, Inc. - Class A (a)	90,700	2,789,025

Pharmaceuticals—1.2%
Arvinas, Inc. (a)	36,244	2,978,532
Atea Pharmaceuticals, Inc. (a) (b)	10,500	368,130
Catalent, Inc. (a)	68,576	9,125,409
Pacira BioSciences, Inc. (a)	39,380	2,205,280
Reata Pharmaceuticals, Inc. - Class A (a) (b)	18,356	1,846,797
Supernus Pharmaceuticals, Inc. (a) (b)	63,372	1,690,131

		18,214,279

Professional Services—2.9%
ASGN, Inc. (a) (b)	76,854	8,695,261
Booz Allen Hamilton Holding Corp.	68,088	5,402,783
CACI International, Inc. - Class A (a)	32,476	8,511,960

Professional Services—(Continued)
Exponent, Inc.	115,981	13,123,250
Insperity, Inc.	61,411	6,800,654
Legalzoom.com, Inc (a) (b)	10,775	284,460
Upwork, Inc. (a)	56,200	2,530,686

		45,349,054

Road & Rail—1.2%
Landstar System, Inc.	28,121	4,438,056
Saia, Inc. (a)	47,111	11,213,831
XPO Logistics, Inc. (a)	50,556	4,023,247

		19,675,134

Semiconductors & Semiconductor Equipment—5.4%
Brooks Automation, Inc.	75,913	7,769,696
Cirrus Logic, Inc. (a)	52,584	4,330,292
CMC Materials, Inc.	23,613	2,909,830
Diodes, Inc. (a)	59,450	5,385,575
Entegris, Inc.	94,335	11,876,776
FormFactor, Inc. (a)	163,530	6,104,575
Kulicke & Soffa Industries, Inc. (b)	58,900	3,432,692
Lattice Semiconductor Corp. (a)	154,698	10,001,226
MaxLinear, Inc. (a)	99,752	4,912,786
MKS Instruments, Inc.	43,197	6,518,859
Monolithic Power Systems, Inc.	10,866	5,266,533
Onto Innovation, Inc. (a)	46,075	3,328,919
Power Integrations, Inc.	102,517	10,148,158
SiTime Corp. (a)	12,762	2,605,618

		84,591,535

Software—10.9%
ACI Worldwide, Inc. (a)	170,975	5,254,062
Alarm.com Holdings, Inc. (a)	32,036	2,504,895
Altair Engineering, Inc. - Class A (a)	53,839	3,711,661
Asana, Inc. - Class A (a)	3,000	311,520
Aspen Technology, Inc. (a)	48,478	5,953,098
Bill.com Holdings, Inc. (a) (b)	29,400	7,848,330
Blackbaud, Inc. (a) (b)	45,372	3,191,920
Blackline, Inc. (a)	22,017	2,599,327
Box, Inc. - Class A (a)	178,445	4,223,793
CommVault Systems, Inc. (a)	71,198	5,361,921
Descartes Systems Group, Inc. (The) (a)	99,700	8,101,622
Digital Turbine, Inc. (a) (b)	102,089	7,018,619
DoubleVerify Holdings, Inc. (a) (b)	41,235	1,408,588
Envestnet, Inc. (a)	71,092	5,704,422
Fair Isaac Corp. (a)	15,144	6,026,252
Five9, Inc. (a)	63,349	10,119,369
Fortinet, Inc. (a)	13,399	3,913,044
j2 Global, Inc. (a)	33,212	4,537,423
Manhattan Associates, Inc. (a)	88,462	13,537,340
Ncino, Inc. (a) (b)	25,800	1,832,574
NCR Corp. (a) (b)	132,513	5,136,204
Paylocity Holding Corp. (a)	23,254	6,520,422
Pegasystems, Inc. (b)	39,420	5,010,282
PTC, Inc. (a)	34,816	4,170,609
Qualys, Inc. (a) (b)	54,390	6,053,063

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Rapid7, Inc. (a)	48,800	$5,515,376
Sapiens International Corp. NV	132,232	3,805,637
SPS Commerce, Inc. (a)	77,346	12,476,683
SS&C Technologies Holdings, Inc.	63,311	4,393,783
Teradata Corp. (a)	102,500	5,878,375
Tyler Technologies, Inc. (a)	11,915	5,464,815
Workiva, Inc. (a) (b)	34,314	4,836,901

		172,421,930

Specialty Retail—3.3%
Abercrombie & Fitch Co. - Class A (a) (b)	106,773	4,017,868
Academy Sports & Outdoors, Inc. (a)	64,300	2,573,286
Asbury Automotive Group, Inc. (a) (b)	39,597	7,790,314
Burlington Stores, Inc. (a)	22,289	6,320,492
Dick’s Sporting Goods, Inc.	33,500	4,012,295
Floor & Decor Holdings, Inc. - Class A (a) (b)	84,700	10,230,913
Murphy USA, Inc. (b)	14,467	2,419,750
National Vision Holdings, Inc. (a)	70,500	4,002,285
RH (a)	13,780	9,190,020
Victoria’s Secret & Co. (a)	30,900	1,707,534

		52,264,757

Textiles, Apparel & Luxury Goods—1.7%
Crocs, Inc. (a)	100,455	14,413,283
Deckers Outdoor Corp. (a)	36,374	13,101,915

		27,515,198

Trading Companies & Distributors—1.3%
Herc Holdings, Inc. (a)	24,700	4,037,462
McGrath RentCorp	28,282	2,034,890
SiteOne Landscape Supply, Inc. (a) (b)	45,784	9,132,534
Watsco, Inc. (b)	17,164	4,541,938

		19,746,824

Water Utilities—0.4%
Middlesex Water Co.	58,317	5,993,821

Total Common Stocks (Cost $1,085,886,647)		1,574,604,992

Short-Term Investment—0.2%

Mutual Funds—0.2%
T. Rowe Price Government Reserve Fund (c)	3,863,879	3,863,879

Total Short-Term Investments (Cost $3,863,879)		3,863,879

Securities Lending Reinvestments (d)—10.7%

Certificates of Deposit—4.0%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (e)	5,000,000	4,999,910

Certificates of Deposit—(Continued)
Bank of Nova Scotia 0.175%, 3M LIBOR + 0.050%, 11/08/21 (e)	4,000,000	4,000,284
Barclays Bank plc 0.180%, 04/07/22	5,000,000	5,002,885
Cooperatieve Rabobank UA 0.170%, 03/18/22	5,000,000	5,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	7,000,000	6,999,720
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
MUFG Bank Ltd. 0.150%, 01/11/22	3,000,000	3,000,084
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (e)	2,000,000	2,000,306
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (e)	3,000,000	3,000,033
Societe Generale 0.140%, 01/05/22	4,000,000	4,000,000
Standard Chartered Bank (NY) 0.150%, 02/02/22	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (e)	5,000,000	5,000,120
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 12/20/21	2,000,000	1,999,400
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 03/15/22	2,000,000	1,998,500
0.060%, 10/05/21	2,000,000	1,999,988

		63,001,175

Commercial Paper—0.8%
Antalis S.A. 0.130%, 10/15/21	3,000,000	2,999,838
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (e)	5,000,000	5,000,305
UBS AG 0.240%, 03/30/22	5,000,000	4,995,363

		12,995,506

Repurchase Agreements—4.1%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $5,800,031; collateralized by various Common Stock with an aggregate market value of $6,445,159.	5,800,000	5,800,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,676.	2,000,000	2,000,000

BHFTII-262

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $10,232,539; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $10,437,178.	10,232,527	$10,232,527
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $5,208,619.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $13,005,308; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $14,126,746.	13,000,000	13,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $510,002.	500,000	500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $2,200,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $2,442,069.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $3,100,151; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $3,442,916.	3,100,000	3,100,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,530,077.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $15,000,071; collateralized by various Common Stock with an aggregate market value of $16,666,997.	15,000,000	15,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $4,796,935; collateralized by various Common Stock with an aggregate market value of $5,329,826.	4,796,748	4,796,748

		65,129,275

Time Deposits—1.0%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,500,000	1,500,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (e)	5,000,000	5,000,000
Nordea Bank ABP (NY) 0.050%, 10/01/21	5,000,000	5,000,000

		15,500,000

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	10,000,000	10,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $168,620,422)		168,625,956

Total Investments— 110.5% (Cost $1,258,370,948)		1,747,094,827
Other assets and liabilities (net)—(10.5)%		(165,931,999)

Net Assets—100.0%		$1,581,162,828

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $166,423,376 and the collateral received consisted of cash in the amount of $168,613,198 and non-cash collateral with a value of $3,323,789. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.

BHFTII-263

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,574,604,992	$—	$—	$1,574,604,992
Total Short-Term Investment*	3,863,879	—	—	3,863,879
Securities Lending Reinvestments
Certificates of Deposit	—	63,001,175	—	63,001,175
Commercial Paper	—	12,995,506	—	12,995,506
Repurchase Agreements	—	65,129,275	—	65,129,275
Time Deposits	—	15,500,000	—	15,500,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	156,625,956	—	168,625,956
Total Investments	$1,590,468,871	$156,625,956	$—	$1,747,094,827

Collateral for Securities Loaned (Liability)	$—	$(168,613,198)	$—	$(168,613,198)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-264

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Chemicals—8.3%
Corteva, Inc.	287,833	$12,112,012
FMC Corp. (a)	211,900	19,401,564
Mosaic Co. (The)	348,600	12,451,992
Nutrien, Ltd. (a)	592,823	38,432,715
Yara International ASA	184,300	9,121,704

		91,519,987

Electrical Equipment—7.1%
FREYR Battery S.A. (a) (b)	1,221,400	12,055,218
Soltec Power Holdings S.A. (a) (b)	178,989	1,444,741
Stem, Inc. (a) (b)	1,433,732	34,251,857
Sunrun, Inc. (a) (b)	707,700	31,138,800

		78,890,616

Electronic Equipment, Instruments & Components—1.3%
IPG Photonics Corp. (a) (b)	94,000	14,889,600

Energy Equipment & Services—3.2%
ChampionX Corp. (b)	498,400	11,144,224
Liberty Oilfield Services, Inc. - Class A (a) (b)	1,409,810	17,100,995
Solaris Oilfield Infrastructure, Inc. - Class A (a)	894,100	7,456,794

		35,702,013

Food Products—7.5%
Benson Hill, Inc. (a) (b)	433,000	3,087,290
Benson Hill, Inc. † (b) (c)	315,000	2,133,653
Bunge, Ltd.	386,500	31,430,180
Darling Ingredients, Inc. (b)	174,900	12,575,310
Sanderson Farms, Inc.	57,500	10,821,500
Tyson Foods, Inc. - Class A	285,700	22,553,158

		82,601,091

Independent Power and Renewable Electricity Producers—1.2%
Ormat Technologies, Inc. (a)	203,400	13,548,474

Machinery—2.3%
Chart Industries, Inc. (a) (b)	135,320	25,861,005

Marine—0.8%
Kirby Corp. (b)	181,031	8,682,247

Metals & Mining—29.7%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	407,133	21,109,846
Anglo American plc	985,800	34,005,038
B2Gold Corp. (a)	1,829,100	6,255,522
Barrick Gold Corp.	1,099,735	19,850,217
Ecograf, Ltd. (b)	2,140,849	1,079,754
Endeavour Mining plc (a)	494,900	11,139,743
Euro Manganese, Inc. (b)	3,109,307	1,130,298
First Quantum Minerals, Ltd.	1,978,600	36,632,062
Freeport-McMoRan, Inc.	1,230,400	40,024,912
Kinross Gold Corp.	2,501,000	13,405,360
Kirkland Lake Gold, Ltd. (a)	571,964	23,787,983
Lundin Mining Corp.	2,503,200	18,004,226
MP Materials Corp. (a) (b)	379,485	12,230,802

Metals & Mining—(Continued)
Newmont Corp.	485,717	26,374,433
Nouveau Monde Graphite, Inc. (b)	265,733	1,488,105
Orocobre, Ltd. (b)	377,247	2,322,581
Piedmont Lithium, Inc. (a) (b)	120,200	6,546,092
Rio Tinto plc (ADR) (a)	309,300	20,667,426
Sibanye Stillwater, Ltd. (ADR) (a)	1,882,400	23,228,816
Talon Metals Corp. (a) (b)	2,320,000	1,080,688
Vale S.A. (ADR) (a)	527,700	7,361,415

		327,725,319

Mortgage Real Estate Investment Trusts—3.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	789,743	42,235,456

Oil, Gas & Consumable Fuels—25.6%
Chevron Corp.	203,400	20,634,930
Cimarex Energy Co.	403,100	35,150,320
ConocoPhillips (a)	387,022	26,228,481
Devon Energy Corp. (a)	887,082	31,500,282
Diamondback Energy, Inc.	369,506	34,981,133
EQT Corp. (a) (b)	1,098,500	22,475,310
Equinor ASA (ADR) (a)	1,056,800	26,948,400
Neste Oyj	171,300	9,667,984
Pioneer Natural Resources Co. (a)	272,387	45,355,159
Valero Energy Corp. (a)	419,600	29,611,172

		282,553,171

Paper & Forest Products—1.1%
Louisiana-Pacific Corp.	202,600	12,433,562

Road & Rail—1.2%
TuSimple Holdings, Inc. - Class A (a) (b)	150,250	5,578,782
Union Pacific Corp.	36,600	7,173,966

		12,752,748

Semiconductors & Semiconductor Equipment—3.7%
Enphase Energy, Inc. (a) (b)	40,700	6,103,779
SolarEdge Technologies, Inc. (a) (b)	129,100	34,239,902

		40,343,681

Special Purpose Acquisition Companies—0.3%
Acon S2 Acquisition Corp. † (b) (c)	315,000	2,832,165
Decarbonization Plus Acquisition Corp. † (b) (c)	125,000	1,130,625

		3,962,790

Specialty Retail—0.5%
EVgo, Inc. (b)	635,000	5,175,250

Total Common Stocks (Cost $803,188,597)		1,078,877,010

Warrants—0.1%

Electrical Equipment—0.1%
FREYR Battery S.A., Expires 09/01/27 (b)	251,000	742,960

BHFTII-265

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Warrants—(Continued)

Security Description	Shares/ Principal Amount*	Value

Food Products—0.0%
Benson Hill, Inc., Expires 09/29/26 (b)	125,625	$177,144

Total Warrants (Cost $381,941)		920,104

Short-Term Investment—2.5%

Mutual Funds—2.5%
AIM STIT-STIC Prime Portfolio	27,402,085	27,402,085

Total Short-Term Investments (Cost $27,402,085)		27,402,085

Securities Lending Reinvestments (d)—24.0%

Certificates of Deposit—6.2%
Agricultural Bank of China 0.200%, 11/22/21	3,000,000	3,000,174
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (e)	2,000,000	1,999,964
Barclays Bank plc 0.180%, 04/07/22	9,000,000	9,005,193
Cooperatieve Rabobank UA 0.170%, 03/18/22	5,000,000	5,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	5,000,000	4,999,800
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	2,000,000	1,999,680
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
National Australia Bank, Ltd. 0.160%, 03/02/22	2,000,000	1,999,900
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (e)	2,000,000	2,000,306
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (e)	1,000,000	1,000,054
Societe Generale 0.150%, 03/15/22	5,000,000	4,999,770
Standard Chartered Bank (NY) 0.150%, 02/02/22	3,000,000	3,000,000
0.170%, 03/28/22	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (e)	5,000,000	5,000,120
0.150%, SOFR + 0.100%, 03/15/22 (e)	5,000,000	4,999,565
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 03/15/22	3,000,000	2,997,750
Zero Coupon, 03/21/22	2,000,000	1,998,360
0.060%, 10/05/21	2,000,000	1,999,988

		69,000,729

Commercial Paper—1.2%
Antalis S.A. 0.120%, 12/01/21	4,000,000	3,998,860
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (e)	4,000,000	4,000,244
UBS AG 0.240%, 03/30/22	5,000,000	4,995,362

		12,994,466

Repurchase Agreements—12.3%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $20,000,106; collateralized by various Common Stock with an aggregate market value of $22,224,686.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $1,500,510; collateralized by various Common Stock with an aggregate market value of $1,667,007.	1,500,000	1,500,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $25,379,777; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $25,887,345.	25,379,749	25,379,749
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $5,001,701; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $5,208,619.	5,000,000	5,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $15,000,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $15,300,021.	15,000,000	15,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $5,114,203.	5,000,000	5,000,000

BHFTII-266

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	$5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $2,100,009; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $2,142,009.	2,100,000	2,100,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $20,000,778; collateralized by various Common Stock with an aggregate market value of $22,225,200.	20,000,000	20,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,200,055; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,332,037.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $2,400,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $2,665,484.	2,400,000	2,400,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $12,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $12,240,612.	12,000,000	12,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,626,079; collateralized by various Common Stock with an aggregate market value of $1,806,721.	1,626,016	1,626,016

		136,205,765

Time Deposits—2.5%
ABN AMRO Bank NV 0.070%, 10/01/21	5,000,000	5,000,000
DZ Bank AG 0.040%, 10/01/21	5,000,000	5,000,000

Time Deposits—(Continued)
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	2,300,000	2,300,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (e)	5,000,000	5,000,000

		27,300,000

Mutual Funds—1.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	5,000,000	5,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $265,494,403)		265,500,960

Total Investments—124.2% (Cost $1,096,467,026)		1,372,700,159
Other assets and liabilities (net)—(24.2)%		(267,889,522)

Net Assets—100.0%		$1,104,810,637

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $6,096,443, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $294,856,295 and the collateral received consisted of cash in the amount of $265,488,150 and non-cash collateral with a value of $36,145,039. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.6% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Acon S2 Acquisition Corp.	05/07/21	315,000	$3,150,000	$2,832,165
Benson Hill, Inc.	05/10/21	315,000	3,150,000	2,133,653
Decarbonization Plus Acquisition Corp.	06/15/21	125,000	1,250,000	1,130,625

				$6,096,443

BHFTII-267

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$82,398,283	$9,121,704	$—	$91,519,987
Electrical Equipment	77,445,875	1,444,741	—	78,890,616
Electronic Equipment, Instruments & Components	14,889,600	—	—	14,889,600
Energy Equipment & Services	35,702,013	—	—	35,702,013
Food Products	80,467,438	2,133,653	—	82,601,091
Independent Power and Renewable Electricity Producers	13,548,474	—	—	13,548,474
Machinery	25,861,005	—	—	25,861,005
Marine	8,682,247	—	—	8,682,247
Metals & Mining	289,187,648	38,537,671	—	327,725,319
Mortgage Real Estate Investment Trusts	42,235,456	—	—	42,235,456
Oil, Gas & Consumable Fuels	272,885,187	9,667,984	—	282,553,171
Paper & Forest Products	12,433,562	—	—	12,433,562
Road & Rail	12,752,748	—	—	12,752,748
Semiconductors & Semiconductor Equipment	40,343,681	—	—	40,343,681
Special Purpose Acquisition Companies	—	3,962,790	—	3,962,790
Specialty Retail	5,175,250	—	—	5,175,250
Total Common Stocks	1,014,008,467	64,868,543	—	1,078,877,010
Total Warrants*	920,104	—	—	920,104
Total Short-Term Investment*	27,402,085	—	—	27,402,085
Securities Lending Reinvestments
Certificates of Deposit	—	69,000,729	—	69,000,729
Commercial Paper	—	12,994,466	—	12,994,466
Repurchase Agreements	—	136,205,765	—	136,205,765
Time Deposits	—	27,300,000	—	27,300,000
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	245,500,960	—	265,500,960
Total Investments	$1,062,330,656	$310,369,503	$—	$1,372,700,159

Collateral for Securities Loaned (Liability)	$—	$(265,488,150)	$—	$(265,488,150)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—49.7% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc.
7.500%, 06/01/29 (144A) (a)	9,570,000	$9,952,800

Aerospace/Defense—1.0%
Boeing Co. (The)
2.196%, 02/04/26	3,730,000	3,757,497
3.250%, 02/01/35 (a)	1,740,000	1,739,839
5.930%, 05/01/60	7,880,000	10,764,672
TransDigm, Inc.
4.625%, 01/15/29	1,470,000	1,467,435
5.500%, 11/15/27	3,480,000	3,575,700
6.250%, 03/15/26 (144A) (a)	6,290,000	6,557,325
8.000%, 12/15/25 (144A)	3,300,000	3,518,625

		31,381,093

Agriculture—0.1%
Altria Group, Inc.
2.450%, 02/04/32 (a)	530,000	507,862
4.800%, 02/14/29	115,000	132,156
5.950%, 02/14/49 (a)	829,000	1,049,904
Vector Group, Ltd.
10.500%, 11/01/26 (144A)	2,410,000	2,536,525

		4,226,447

Airlines—1.3%
Air Canada
3.875%, 08/15/26 (144A) (a)	3,620,000	3,652,761
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	529,891	541,146
American Airlines, Inc./AAdvantage Loyalty IP, Ltd
5.500%, 04/20/26 (144A)	3,570,000	3,752,962
5.750%, 04/20/29 (144A) (a)	3,200,000	3,448,000
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750%, 10/20/28 (144A) (a)	990,000	1,103,850
7.000%, 05/01/25 (144A)	12,520,000	14,601,450
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd.
5.750%, 01/20/26 (144A) (a)	4,020,000	4,205,925
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.
8.000%, 09/20/25 (144A)	4,655,999	5,221,703
United Airlines Pass-Through Trust
4.875%, 01/15/26	700,688	741,987
United Airlines, Inc.
4.375%, 04/15/26 (144A)	970,000	995,463
4.625%, 04/15/29 (144A)	1,260,000	1,302,147

		39,567,394

Auto Manufacturers—1.3%
Ford Motor Co.
8.500%, 04/21/23 (a)	5,632,000	6,194,862
Ford Motor Credit Co. LLC
3.625%, 06/17/31 (a)	3,640,000	3,662,750
4.000%, 11/13/30 (a)	7,300,000	7,592,000
5.125%, 06/16/25	3,590,000	3,899,637

Auto Manufacturers—(Continued)
General Motors Co.
6.125%, 10/01/25	970,000	1,136,540
6.600%, 04/01/36 (a)	5,134,000	6,891,676
PM General Purchaser LLC
9.500%, 10/01/28 (144A)	8,640,000	9,120,557

		38,498,022

Auto Parts & Equipment—0.1%
American Axle & Manufacturing, Inc.
5.000%, 10/01/29 (a)	1,830,000	1,780,956

Banks—4.1%
Banco Mercantil del Norte S.A.
6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	800,000	819,000
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (a) (b)	800,000	892,000
Barclays Bank plc
7.625%, 11/21/22	2,817,000	3,019,736
Barclays plc
2.000%, 5Y EUR Swap + 1.900%, 02/07/28 (EUR) (b)	7,010,000	8,309,489
5.088%, 3M LIBOR + 3.054%, 06/20/30 (b)	200,000	230,776
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (b)	3,650,000	3,978,500
8.000%, 5Y H15 + 5.672%, 06/15/24 (a) (b)	5,160,000	5,827,601
BBVA Bancomer S.A.
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	8,480,000	8,840,400
Citigroup, Inc.
4.450%, 09/29/27 (a)	1,564,000	1,778,563
Credit Agricole S.A.
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (b)	1,750,000	1,949,132
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (b)	7,050,000	8,512,875
Credit Suisse Group AG
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (b)	650,000	720,493
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (b)	3,390,000	3,627,300
Goldman Sachs Group, Inc. (The)
6.750%, 10/01/37	2,000,000	2,864,573
HSBC Holdings plc
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (a) (b)	390,000	427,538
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	754,728
Intesa Sanpaolo S.p.A.
3.125%, 07/14/22 (144A)	1,470,000	1,501,061
3.375%, 01/12/23 (144A)	1,900,000	1,965,231
5.710%, 01/15/26 (144A) (a)	16,030,000	17,983,816
JPMorgan Chase & Co.
3.109%, SOFR + 2.440%, 04/22/51 (b)	6,500,000	6,602,570
Lloyds Banking Group plc
4.582%, 12/10/25	1,011,000	1,128,464
4.650%, 03/24/26	2,320,000	2,607,427
4.947%, 5Y EURIBOR ICE Swap + 5.290%, 06/27/25 (EUR) (b)	5,450,000	6,909,271
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (b)	3,580,000	4,005,125
Natwest Group plc
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	9,077,368
Santander UK Group Holdings plc
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	2,620,000	3,651,655
UBS AG
7.625%, 08/17/22	2,850,000	3,019,580

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a) (b)	3,600,000	$3,927,456
UniCredit S.p.A.
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (b)	4,960,000	5,472,093
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	1,950,000	2,364,043
Wells Fargo & Co.
5.013%, SOFR + 4.502%, 04/04/51 (b)	3,360,000	4,509,211

		127,277,075

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 01/23/49 (a)	1,870,000	2,532,615
5.800%, 01/23/59	1,110,000	1,568,020
Triton Water Holdings, Inc.
6.250%, 04/01/29 (144A)	4,540,000	4,613,775

		8,714,410

Biotechnology—0.2%
Cidron Aida Finco Sarl
6.250%, 04/01/28 (144A) (GBP)	4,110,000	5,596,239

Building Materials—0.2%
SRM Escrow Issuer LLC
6.000%, 11/01/28 (144A)	6,430,000	6,807,763

Chemicals—0.1%
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A)	1,690,000	1,753,375
Olin Corp.
5.000%, 02/01/30	1,540,000	1,628,550

		3,381,925

Commercial Services—3.2%
Adtalem Global Education, Inc.
5.500%, 03/01/28 (144A)	6,630,000	6,692,213
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26 (144A) (a)	7,000,000	7,400,960
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	5,320,000	5,325,852
CoreCivic, Inc.
8.250%, 04/15/26	9,890,000	10,087,800
Gartner, Inc.
3.625%, 06/15/29 (144A)	3,030,000	3,053,028
3.750%, 10/01/30 (144A) (a)	2,760,000	2,840,592
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
5.000%, 02/01/26 (144A)	6,680,000	6,847,000
Metropolitan Museum of Art (The)
3.400%, 07/01/45	2,025,000	2,263,771
MPH Acquisition Holdings LLC
5.750%, 11/01/28 (144A) (a)	6,240,000	5,877,955

Commercial Services—(Continued)
Paysafe Finance plc / Paysafe Holdings US Corp.
4.000%, 06/15/29 (144A) (a)	7,930,000	7,592,975
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27 (144A)	2,540,000	2,436,825
6.250%, 01/15/28 (144A) (a)	2,720,000	2,811,882
Rent-A-Center, Inc.
6.375%, 02/15/29 (144A) (a)	3,490,000	3,764,837
RR Donnelley & Sons Co.
6.125%, 11/01/26 (144A) (a)	5,070,000	5,285,475
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625%, 11/01/26 (144A)	5,780,000	6,032,875
StoneMor, Inc.
8.500%, 05/15/29 (144A) (a)	7,980,000	8,199,450
United Rentals North America, Inc.
5.250%, 01/15/30 (a)	9,630,000	10,544,850
WW International, Inc.
4.500%, 04/15/29 (144A) (a)	2,510,000	2,457,447

		99,515,787

Computers—0.3%
NCR Corp.
5.125%, 04/15/29 (144A) (a)	7,220,000	7,445,625
Vericast Corp.
11.000%, 09/15/26 (144A)	1,800,000	1,890,000
13.000%, 10/15/27 (144A)	230,000	267,950

		9,603,575

Distribution/Wholesale—0.9%
American News Co. LLC
8.500%, 10.000% PIK, 09/01/26 (144A) (c)	18,517,067	21,294,627
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A) (a)	5,820,000	5,797,302

		27,091,929

Diversified Financial Services—2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500%, 09/15/23	3,200,000	3,409,309
Aviation Capital Group LLC
2.875%, 01/20/22 (144A) (a)	3,100,000	3,116,167
5.500%, 12/15/24 (144A) (a)	3,560,000	3,989,910
Avolon Holdings Funding, Ltd.
4.250%, 04/15/26 (144A) (a)	2,950,000	3,172,916
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A) (a)	7,000,000	6,858,250
Carlyle Holdings II Finance LLC
5.625%, 03/30/43 (144A)	3,370,000	4,443,840
Coinbase Global, Inc.
3.625%, 10/01/31 (144A) (a)	5,000,000	4,753,125
Global Aircraft Leasing Co., Ltd.
6.500%, 7.250% PIK, 09/15/24 (144A) (c)	13,250,865	13,018,975
KKR Group Finance Co. II LLC
5.500%, 02/01/43 (144A)	130,000	172,406

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
LD Holdings Group LLC
6.125%, 04/01/28 (144A) (a)	3,760,000	$3,543,800
MasterCard, Inc.
3.850%, 03/26/50	1,180,000	1,403,180
Midcap Financial Issuer Trust
5.625%, 01/15/30 (144A)	2,150,000	2,128,500
6.500%, 05/01/28 (144A)	5,020,000	5,243,741
Navient Corp.
5.625%, 08/01/33	1,680,000	1,598,100
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,800,000	3,970,773
5.250%, 08/15/22 (144A)	344,000	356,357
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
4.000%, 10/15/33 (144A)	4,510,000	4,476,175

		65,655,524

Electric—1.2%
AES Corp. (The)
2.450%, 01/15/31 (a)	3,070,000	3,027,767
FirstEnergy Corp.
4.400%, 07/15/27	1,640,000	1,799,373
7.375%, 11/15/31	590,000	805,975
NRG Energy, Inc.
3.625%, 02/15/31 (144A) (a)	4,300,000	4,223,675
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A) (a)	1,589,521	1,710,722
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	512,472	501,582
Perusahaan Listrik Negara PT
5.500%, 11/22/21	6,750,000	6,779,768
Southern California Edison Co.
3.900%, 03/15/43 (a)	1,217,000	1,295,684
Talen Energy Supply LLC
6.625%, 01/15/28 (144A) (a)	3,710,000	3,441,025
7.250%, 05/15/27 (144A) (a)	1,730,000	1,632,021
7.625%, 06/01/28 (144A) (a)	580,000	543,750
TransAlta Corp.
6.500%, 03/15/40 (a)	9,409,000	11,079,098

		36,840,440

Electronics—0.2%
Sensata Technologies B.V.
4.000%, 04/15/29 (144A)	2,880,000	2,931,696
Sensata Technologies, Inc.
4.375%, 02/15/30 (144A) (a)	2,090,000	2,248,756

		5,180,452

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	897,628	1,054,170
Sunnova Energy Corp.
5.875%, 09/01/26 (144A) (a)	3,850,000	3,922,187

		4,976,357

Engineering & Construction—0.1%
TopBuild Corp.
3.625%, 03/15/29 (144A) (a)	4,290,000	4,322,175

Entertainment—1.0%
Allen Media LLC / Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A) (a)	6,590,000	6,767,930
Boyne USA, Inc.
4.750%, 05/15/29 (144A)	2,930,000	3,025,225
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 02/15/23 (144A)	10,766,000	11,250,470
Mohegan Gaming & Entertainment
7.875%, 10/15/24 (144A) (a)	3,537,000	3,713,850
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.750%, 04/15/25 (144A) (a)	4,268,000	4,502,825

		29,260,300

Environmental Control—0.3%
GFL Environmental, Inc.
5.125%, 12/15/26 (144A) (a)	2,700,000	2,835,297
Madison IAQ LLC
5.875%, 06/30/29 (144A)	6,590,000	6,639,425

		9,474,722

Food—0.4%
Co-operative Group Holdings, Ltd.
7.500%, 07/08/26 (GBP) (d)	2,410,000	3,879,182
Kraft Heinz Foods Co.
5.500%, 06/01/50 (a)	3,370,000	4,446,279
Simmons Foods, Inc.
4.625%, 03/01/29 (144A)	4,580,000	4,614,350

		12,939,811

Food Service—0.0%
TKC Holdings, Inc.
10.500%, 05/15/29 (144A)	950,000	1,041,438

Forest Products & Paper—0.3%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	5,000,000	4,828,750
5.750%, 07/14/26 (a)	4,200,000	4,864,650

		9,693,400

Healthcare-Products—0.2%
Mozart Debt Merger Sub, Inc.
5.250%, 10/01/29 (144A)	7,220,000	7,220,000

Healthcare-Services—1.5%
Akumin, Inc.
7.000%, 11/01/25 (144A) (a)	5,690,000	5,519,300
CHS/Community Health Systems, Inc.
6.125%, 04/01/30 (144A) (a)	6,480,000	6,296,778
6.875%, 04/15/29 (144A) (a)	8,620,000	8,640,257
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24 (144A) (a)	700,000	771,956

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
5.500%, 06/15/47	360,000	$466,832
5.625%, 09/01/28 (a)	7,130,000	8,482,561
Legacy LifePoint Health LLC
4.375%, 02/15/27 (144A) (a)	3,000,000	2,992,500
Radiology Partners, Inc.
9.250%, 02/01/28 (144A)	5,630,000	6,054,643
Tenet Healthcare Corp.
4.625%, 06/15/28 (144A) (a)	1,880,000	1,947,981
U.S. Renal Care, Inc.
10.625%, 07/15/27 (144A)	3,931,000	4,176,687

		45,349,495

Home Builders—0.1%
MDC Holdings, Inc.
6.000%, 01/15/43 (a)	2,195,000	2,763,505

Insurance—0.8%
American International Group, Inc.
6.250%, 03/15/87	453,000	531,938
AXA S.A.
8.600%, 12/15/30	1,320,000	1,984,320
Liberty Mutual Insurance Co.
7.697%, 10/15/97 (144A) †	2,600,000	4,015,179
Massachusetts Mutual Life Insurance Co.
3.375%, 04/15/50 (144A)	800,000	837,815
4.900%, 04/01/77 (144A)	6,285,000	8,101,887
NMI Holdings, Inc.
7.375%, 06/01/25 (144A) (a)	5,040,000	5,752,656
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (b)	550,000	585,381
5.875%, 3M LIBOR + 4.175%, 09/15/42 (b)	1,200,000	1,248,156
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	1,771,000	2,305,059
6.850%, 12/16/39 (144A)	216,000	325,233

		25,687,624

Internet—0.7%
Acuris Finance U.S., Inc. / Acuris Finance Sarl
5.000%, 05/01/28 (144A) (a)	2,900,000	2,885,500
Netflix, Inc.
6.375%, 05/15/29	8,110,000	10,259,150
Tencent Holdings, Ltd.
3.595%, 01/19/28 (144A)	8,110,000	8,684,133
Twitter, Inc.
3.875%, 12/15/27 (144A) (a)	910,000	971,425

		22,800,208

Investment Companies—0.2%
The Vanguard Group, Inc.
3.050%, 08/28/50	7,460,000	7,145,170

Iron/Steel—0.3%
Vale Overseas, Ltd.
6.250%, 08/10/26 (a)	3,990,000	4,714,863

Iron/Steel—(Continued)
Vale Overseas, Ltd.
6.875%, 11/10/39 (a)	2,180,000	2,949,540

		7,664,403

Leisure Time—2.0%
Carnival Corp.
9.875%, 08/01/27 (144A) (a)	10,700,000	12,348,990
Carnival plc
7.875%, 06/01/27	12,206,000	14,342,050
NCL Corp., Ltd.
10.250%, 02/01/26 (144A) (a)	5,330,000	6,116,175
12.250%, 05/15/24 (144A) (a)	9,060,000	10,690,800
Royal Caribbean Cruises, Ltd.
11.500%, 06/01/25 (144A) (a)	2,805,000	3,200,505
Saga plc
5.500%, 07/15/26 (GBP)	5,800,000	7,658,623
VOC Escrow, Ltd.
5.000%, 02/15/28 (144A)	6,560,000	6,472,752

		60,829,895

Lodging—0.9%
Las Vegas Sands Corp.
2.900%, 06/25/25	50,000	50,270
3.200%, 08/08/24 (a)	560,000	574,979
Melco Resorts Finance, Ltd.
5.375%, 12/04/29 (144A) (a)	8,230,000	8,365,795
Sands China, Ltd.
2.300%, 03/08/27 (144A) (a)	1,440,000	1,392,523
2.850%, 03/08/29 (144A)	1,240,000	1,193,351
3.250%, 08/08/31 (144A) (a)	470,000	453,296
5.125%, 08/08/25	4,610,000	4,963,864
Wynn Macau, Ltd.
4.875%, 10/01/24 (144A)	1,680,000	1,632,960
5.125%, 12/15/29 (144A) (a)	5,550,000	5,217,000
5.500%, 01/15/26 (144A)	990,000	960,300
5.625%, 08/26/28 (144A)	3,080,000	2,931,968

		27,736,306

Machinery-Diversified—0.3%
Granite U.S. Holdings Corp.
11.000%, 10/01/27 (144A) (a)	7,730,000	8,464,350

Media—2.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/32 (a)	4,940,000	5,088,200
5.000%, 02/01/28 (144A) (a)	5,990,000	6,252,961
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	470,000	459,858
4.200%, 03/15/28 (a)	4,010,000	4,478,729
5.375%, 04/01/38	1,580,000	1,906,548
CSC Holdings LLC
4.500%, 11/15/31 (144A) (a)	4,820,000	4,759,750
6.500%, 02/01/29 (144A) (a)	11,000,000	11,912,450
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.875%, 08/15/27 (144A) (a)	4,650,000	4,853,438

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp.
5.125%, 06/01/29 (a)	8,560,000	$8,387,002
7.750%, 07/01/26 (a)	2,810,000	3,173,122
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	3,610,000	3,720,105
Liberty Interactive LLC
8.250%, 02/01/30 (a)	1,190,000	1,323,875
8.500%, 07/15/29 (a)	5,190,000	5,890,650
Time Warner Cable LLC
5.875%, 11/15/40	1,942,000	2,449,642
Univision Communications, Inc.
9.500%, 05/01/25 (144A)	5,160,000	5,598,600

		70,254,930

Metal Fabricate/Hardware—0.3%
Park-Ohio Industries, Inc.
6.625%, 04/15/27 (a)	7,778,000	7,768,278

Mining—2.4%
Alcoa Nederland Holding B.V.
6.125%, 05/15/28 (144A) (a)	2,212,000	2,397,255
Anglo American Capital plc
4.000%, 09/11/27 (144A)	2,740,000	3,019,822
Barrick Gold Corp.
5.250%, 04/01/42 (a)	2,520,000	3,259,461
Barrick North America Finance LLC
5.750%, 05/01/43	6,029,000	8,304,643
First Quantum Minerals, Ltd.
6.875%, 03/01/26 (144A) (a)	10,750,000	11,180,000
6.875%, 10/15/27 (144A) (a)	9,810,000	10,374,075
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	5,342,400
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	12,000,000	14,775,000
Glencore Finance Canada, Ltd.
5.550%, 10/25/42 (144A)	1,000,000	1,284,710
Hudbay Minerals, Inc.
4.500%, 04/01/26 (144A) (a)	2,660,000	2,633,400
6.125%, 04/01/29 (144A) (a)	2,854,000	2,989,123
Midwest Vanadium Pty, Ltd.
13.250%, 02/15/18 (144A) † (e) (f) (g)	932,290	0
Northwest Acquisitions ULC / Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (g)	8,475,000	848
Teck Resources, Ltd.
5.400%, 02/01/43	4,575,000	5,600,666
6.000%, 08/15/40	1,774,000	2,301,916

		73,463,319

Miscellaneous Manufacturing—0.1%
General Electric Co.
6.875%, 01/10/39	1,846,000	2,751,134

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 (a)	1,610,000	1,650,250

Oil & Gas—4.6%
Berry Petroleum Co. LLC
7.000%, 02/15/26 (144A) (a)	13,300,000	13,545,398
Chevron USA, Inc.
6.000%, 03/01/41 (a)	5,200,000	7,541,767
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A) (a)	8,370,000	8,432,775
Devon Energy Corp.
5.250%, 10/15/27 (144A)	584,000	620,735
5.600%, 07/15/41	110,000	137,066
8.250%, 08/01/23 (144A)	5,720,000	6,402,086
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.750%, 01/30/28 (144A) (a)	3,770,000	3,967,925
EQT Corp.
3.125%, 05/15/26 (144A)	1,460,000	1,496,675
3.625%, 05/15/31 (144A) (a)	1,500,000	1,563,000
6.625%, 02/01/25 (a)	2,930,000	3,353,531
7.500%, 02/01/30 (a)	3,480,000	4,479,456
Exxon Mobil Corp.
4.327%, 03/19/50 (a)	2,250,000	2,756,029
Gazprom PJSC Via Gaz Capital S.A.
4.950%, 03/23/27 (144A)	7,980,000	8,837,850
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	353,625
6.375%, 10/24/48 (144A)	1,060,000	1,361,846
MEG Energy Corp.
5.875%, 02/01/29 (144A)	2,830,000	2,893,675
6.500%, 01/15/25 (144A)	1,875,000	1,929,319
7.125%, 02/01/27 (144A) (a)	5,290,000	5,553,495
Northern Oil and Gas, Inc.
8.125%, 03/01/28 (144A)	2,270,000	2,424,928
Oasis Petroleum, Inc.
6.375%, 06/01/26 (144A) (a)	6,710,000	7,028,725
Occidental Petroleum Corp.
Zero Coupon, 10/10/36	6,000,000	3,255,030
6.450%, 09/15/36 (a)	320,000	402,600
Parsley Energy LLC / Parsley Finance Corp.
5.625%, 10/15/27 (144A)	3,920,000	4,188,324
Penn Virginia Escrow LLC
9.250%, 08/15/26 (144A)	5,370,000	5,445,180
Petrobras Global Finance B.V.
5.750%, 02/01/29	5,000,000	5,582,000
6.850%, 06/05/15	6,170,000	6,364,293
Range Resources Corp.
5.000%, 08/15/22 (a)	1,350,000	1,374,044
5.000%, 03/15/23 (a)	2,847,000	2,953,763
5.875%, 07/01/22	1,665,000	1,692,056
8.250%, 01/15/29 (144A) (a)	7,230,000	8,134,111
9.250%, 02/01/26 (a)	11,165,000	12,170,408
Viper Energy Partners L.P.
5.375%, 11/01/27 (144A) (a)	5,505,000	5,738,962

		141,980,677

Packaging & Containers—0.6%
ARD Finance S.A.
6.500%, 7.250% PIK, 06/30/27 (144A) (a) (c)	4,470,000	4,748,705

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/29 (144A) (a)	5,498,000	$5,559,852
Ball Corp.
3.125%, 09/15/31 (a)	3,070,000	3,031,864
Cascades, Inc./Cascades USA, Inc.
5.375%, 01/15/28 (144A)	3,110,000	3,269,450
Pactiv LLC
8.375%, 04/15/27	2,376,000	2,723,538
WestRock RKT LLC
4.000%, 03/01/23	140,000	145,496

		19,478,905

Pharmaceuticals—2.2%
AbbVie, Inc.
4.050%, 11/21/39 (a)	5,080,000	5,837,980
4.550%, 03/15/35	1,300,000	1,557,934
AdaptHealth LLC
4.625%, 08/01/29 (144A) (a)	3,650,000	3,647,262
5.125%, 03/01/30 (144A)	1,840,000	1,840,920
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	11,240,000	11,972,848
Bausch Health Cos., Inc.
9.000%, 12/15/25 (144A)	770,000	812,716
Becton Dickinson & Co.
3.700%, 06/06/27 (a)	994,000	1,100,743
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/28 (144A)	2,840,000	2,942,439
Cigna Corp.
4.800%, 08/15/38	5,970,000	7,306,401
CVS Health Corp.
4.780%, 03/25/38	7,610,000	9,330,941
5.125%, 07/20/45	1,440,000	1,855,769
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.500%, 07/31/27 (144A) (a)	8,390,000	8,408,626
Endo Luxembourg Finance Co. I S.a.r.l.
6.125%, 04/01/29 (144A) (a)	5,650,000	5,650,000
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (a)	2,660,000	2,907,752
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/01/26 (a)	2,980,000	2,853,350

		68,025,681

Pipelines—3.6%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/25 (144A)	5,130,000	5,546,812
DCP Midstream L.P.
7.375%, 3M LIBOR + 5.148%, 12/15/22 (b)	265,000	257,712
DCP Midstream Operating L.P.
5.625%, 07/15/27	480,000	546,000
6.750%, 09/15/37 (144A) (a)	3,480,000	4,489,200
El Paso Natural Gas Co. LLC
7.500%, 11/15/26 (a)	4,250,000	5,336,275
8.375%, 06/15/32	190,000	278,326
Energy Transfer L.P.
5.500%, 06/01/27 (a)	1,376,000	1,614,503

Pipelines—(Continued)
Energy Transfer L.P.
5.875%, 01/15/24 (a)	1,638,000	1,800,200
6.250%, 04/15/49 (a)	1,090,000	1,432,271
7.600%, 02/01/24	630,000	706,574
Energy Transfer L.P. / Regency Energy Finance Corp.
5.875%, 03/01/22	150,000	151,272
Enterprise Products Operating LLC
5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	13,090,000	13,625,381
EQM Midstream Partners L.P.
6.000%, 07/01/25 (144A)	1,880,000	2,060,856
6.500%, 07/01/27 (144A)	1,660,000	1,867,085
Kinder Morgan, Inc.
4.300%, 06/01/25	740,000	817,251
7.800%, 08/01/31	67,000	95,563
NGPL PipeCo LLC
7.768%, 12/15/37 (144A) (a)	11,919,000	17,081,340
Northwest Pipeline LLC
4.000%, 04/01/27	13,710,000	15,182,976
Plains All American Pipeline L.P.
6.125%, 3M LIBOR + 4.110%, 11/15/22 (b)	2,148,000	1,943,940
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	35,372
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A) (a)	3,230,000	3,309,135
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 (144A) (a)	860,000	888,767
4.875%, 02/01/31	5,120,000	5,523,200
5.375%, 02/01/27 (a)	2,770,000	2,870,274
5.500%, 03/01/30 (a)	1,190,000	1,301,191
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31 (144A) (a)	2,470,000	2,574,975
Western Midstream Operating L.P.
3.950%, 06/01/25 (a)	7,253,000	7,664,717
4.500%, 03/01/28	2,000,000	2,145,000
5.300%, 03/01/48 (a)	6,900,000	7,952,250
5.450%, 04/01/44 (a)	1,900,000	2,182,416

		111,280,834

Real Estate—0.5%
Five Point Operating Co. L.P. / Five Point Capital Corp.
7.875%, 11/15/25 (144A)	6,600,000	6,897,000
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/29 (144A) (a)	3,950,000	4,097,177
7.625%, 06/15/25 (144A) (a)	2,680,000	2,862,106
WeWork Cos., Inc.
7.875%, 05/01/25 (144A)	950,000	965,437

		14,821,720

Real Estate Investment Trusts—1.2%
American Finance Trust, Inc. / American Finance Operating Partner L.P.
4.500%, 09/30/28 (144A)	2,420,000	2,420,000
Apollo Commercial Real Estate Finance, Inc.
4.625%, 06/15/29 (144A)	4,840,000	4,694,800

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Diversified Healthcare Trust
4.750%, 02/15/28 (a)	1,590,000	$1,595,962
9.750%, 06/15/25 (a)	4,200,000	4,593,750
GEO Group, Inc. (The)
5.875%, 10/15/24	9,513,000	7,896,741
IIP Operating Partnership L.P.
5.500%, 05/25/26 (144A)	3,110,000	3,261,315
MPT Operating Partnership L.P. / MPT Finance Corp.
3.692%, 06/05/28 (GBP)	4,656,000	6,678,625
Service Properties Trust
5.500%, 12/15/27 (a)	6,315,000	6,729,961

		37,871,154

Retail—1.8%
Bath & Body Works, Inc.
5.250%, 02/01/28	6,342,000	6,995,226
6.625%, 10/01/30 (144A)	5,210,000	5,913,350
Bed Bath & Beyond, Inc.
5.165%, 08/01/44 (a)	9,312,000	8,016,515
Carrols Restaurant Group, Inc.
5.875%, 07/01/29 (144A) (a)	2,760,000	2,597,850
Doman Building Materials Group, Ltd.
5.250%, 05/15/26 (144A) (CAD)	3,680,000	2,919,943
Michaels Cos, Inc. (The)
5.250%, 05/01/28 (144A) (a)	2,200,000	2,269,300
7.875%, 05/01/29 (144A) (a)	5,520,000	5,736,522
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, 04/01/26 (144A) (a)	1,630,000	1,729,838
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28 (144A) (a)	1,000,000	1,027,500
7.750%, 02/15/29 (144A)	1,836,000	2,003,535
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,430,000	2,521,125
Superior Plus L.P. / Superior General Partner, Inc.
4.500%, 03/15/29 (144A)	2,320,000	2,395,400
Tendam Brands S.A.U.
5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,545,379
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	4,316,446
Wendy’s International LLC
7.000%, 12/15/25	5,178,000	5,799,360

		55,787,289

Semiconductors—0.3%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	135,000	134,608
4.150%, 11/15/30	2,495,000	2,764,392
NVIDIA Corp.
3.500%, 04/01/50 (a)	3,100,000	3,473,343
Uniquify, Inc.
6.000%, 06/15/24 (144A) †	1,720,000	1,720,705

		8,093,048

Software—1.2%
Black Knight InfoServ LLC
3.625%, 09/01/28 (144A)	3,980,000	3,999,900
Blackboard, Inc.
10.375%, 11/15/24 (144A)	1,590,000	1,677,450
Blast Motion, Inc.
7.000%, 01/15/24 (144A) † (e) (f)	4,960,000	4,987,530
CDK Global, Inc.
5.250%, 05/15/29 (144A)	3,200,000	3,456,416
Clarivate Science Holdings Corp.
4.875%, 07/01/29 (144A) (a)	2,540,000	2,544,953
MSCI, Inc.
3.250%, 08/15/33 (144A) (a)	1,130,000	1,142,950
Open Text Corp.
3.875%, 02/15/28 (144A)	800,000	816,000
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A) (a)	3,758,000	3,861,345
Rackspace Technology Global, Inc.
3.500%, 02/15/28 (144A) (a)	4,980,000	4,806,796
Rocket Software, Inc.
6.500%, 02/15/29 (144A)	5,370,000	5,316,300
ZoomInfo Technologies LLC
3.875%, 02/01/29 (144A) (a)	3,940,000	3,920,300

		36,529,940

Telecommunications—1.9%
Altice France Holding S.A.
10.500%, 05/15/27 (144A)	5,640,000	6,167,904
Altice France S.A.
5.125%, 07/15/29 (144A)	3,300,000	3,235,567
British Telecommunications plc
9.625%, 12/15/30	3,875,000	5,930,708
CommScope Technologies LLC
6.000%, 06/15/25 (144A)	1,906,000	1,929,825
Millicom International Cellular S.A.
4.500%, 04/27/31 (144A)	3,930,000	4,108,815
6.250%, 03/25/29 (144A)	4,095,000	4,484,025
Sprint Capital Corp.
8.750%, 03/15/32	3,000,000	4,481,580
Switch, Ltd.
3.750%, 09/15/28 (144A)	3,500,000	3,552,500
4.125%, 06/15/29 (144A)	2,910,000	2,986,387
T-Mobile USA, Inc.
3.500%, 04/15/31	6,360,000	6,707,477
Verizon Communications, Inc.
3.400%, 03/22/41 (a)	2,500,000	2,610,856
3.550%, 03/22/51 (a)	1,300,000	1,370,976
3.700%, 03/22/61 (a)	2,940,000	3,104,428
5.250%, 03/16/37 (a)	660,000	853,556
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	1,940,000	1,944,268
Vmed O2 UK Financing I plc
4.750%, 07/15/31 (144A) (a)	4,620,000	4,720,162

		58,189,034

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.4%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	2,190,000	$2,183,485
XPO CNW, Inc.
6.700%, 05/01/34 (a)	8,301,000	10,181,342

		12,364,827

Total Corporate Bonds & Notes (Cost $1,444,453,727)		1,528,752,010

Floating Rate Loans (h)—19.5%

Advertising—0.3%
Terrier Media Buyer, Inc.
Term Loan, 3.584%, 1M LIBOR + 3.500%, 12/17/26	7,948,761	7,941,583

Aerospace/Defense—0.2%
WP CPP Holdings LLC
Term Loan, 4.750%, 3M LIBOR + 3.750%, 04/30/25	4,988,244	4,857,302

Airlines—0.8%
Air Canada
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 08/11/28	5,610,000	5,641,557
Mileage Plus Holdings LLC
Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	6,710,000	7,132,173
SkyMiles IP, Ltd.
Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	5,050,000	5,376,038
United Airlines, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	7,800,800	7,872,068

		26,021,836

Auto Parts & Equipment—1.0%
American Axle & Manufacturing, Inc.
Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	2,576,252	2,577,326
Autokiniton US Holdings, Inc.
Term Loan B, 5.000%, 3M LIBOR + 4.500%, 04/06/28	7,850,000	7,865,700
Clarios Global L.P.
USD Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/30/26	5,753,130	5,733,351
First Brands Group LLC
2nd Lien Term Loan, 9.500%, 3M LIBOR + 8.500%, 03/30/28	1,950,000	1,971,938
Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/30/27	3,223,800	3,260,874
Lakeshore Intermediate LLC
Term Loan, 09/29/28 (i)	5,460,000	5,460,000
LRS Holdings LLC
Term Loan B, 4.750%, 3M LIBOR + 4.250%, 08/13/28	3,730,000	3,734,662

		30,603,851

Beverages—0.1%
City Brewing Co. LLC
Closing Date Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	3,620,000	3,590,588

Building Materials—0.2%
CP Atlas Buyer, Inc.
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 11/23/27	3,790,950	3,786,507
Quikrete Holdings, Inc.
Term Loan B1, 02/21/28 (i)	3,390,000	3,383,173

		7,169,680

Commercial Services—1.1%
Adtalem Global Education, Inc.
Term Loan B, 5.250%, 1M LIBOR + 4.500%, 08/12/28	6,990,358	7,008,708
Amentum Government Services Holdings LLC
2nd Lien Term Loan, 01/31/28 (i)	4,140,000	4,160,700
Term Loan B, 3.584%, 1M LIBOR + 3.500%, 01/29/27	4,661,075	4,664,957
Corecivic, Inc.
Term Loan, 5.500%, 1M LIBOR + 4.500%, 12/18/24	2,922,563	2,907,950
Mavis Tire Express Services Corp.
Term Loan B, 4.750%, 1M LIBOR + 4.000%, 05/04/28	2,354,100	2,362,339
Mister Car Wash Holdings, Inc.
Term Loan B, 3.082%, 1M LIBOR + 3.000%, 05/14/26	1,751,923	1,748,482
Prime Security Services Borrower LLC
Term Loan, 3.500%, 6M LIBOR + 2.750%, 09/23/26	1,441,010	1,441,010
TruGreen L.P.
2nd Lien Term Loan, 9.500%, 3M LIBOR + 8.500%, 11/02/28	1,820,000	1,856,400
Verscend Holding Corp.
Term Loan B, 4.084%, 1M LIBOR + 4.000%, 08/27/25	1,910,597	1,915,851
VT Topco, Inc.
2nd Lien Term Loan, 7.500%, 3M LIBOR + 6.750%, 07/31/26	3,070,000	3,077,675
Delayed Draw Term Loan, 08/01/25 (j)	629,362	629,231
Incremental Term Loan, 4.500%, 1M LIBOR + 3.750%, 08/01/25	3,540,638	3,539,902

		35,313,205

Computers—1.4%
Magenta Buyer LLC
USD 1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	7,590,000	7,601,385
USD 2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.250%, 05/03/29	10,720,000	10,706,600
PAE Holding Corp.
Term Loan B, 5.250%, 3M LIBOR + 4.500%, 10/19/27	3,771,050	3,772,936
Redstone Buyer LLC
2nd Lien Term Loan, 8.500%, 3M LIBOR + 7.750%, 04/27/29	8,730,000	8,533,575
Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/27/28	8,740,000	8,627,105
Surf Holdings LLC
Term Loan, 3.616%, 3M LIBOR + 3.500%, 03/05/27	3,910,518	3,895,854

		43,137,455

Construction & Engineering—0.1%
Tutor Perini Corp.
Term Loan B, 5.750%, 3M LIBOR + 4.750%, 08/13/27	3,761,575	3,779,209

Diversified Financial Services—1.3%
Citadel Securities L.P.
Term Loan B, 2.584%, 1M LIBOR + 2.500%, 02/02/28	6,019,362	5,973,277

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Deerfield Dakota Holding LLC
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	2,103,375	$2,112,201
USD 2nd Lien Term Loan, 7.500%, 1M LIBOR + 6.750%, 04/07/28	2,060,000	2,132,100
Focus Financial Partners LLC
Delayed Draw Term Loan, 06/24/28 (j)	954,375	950,677
Term Loan, 2.084%, 1M LIBOR + 2.000%, 07/03/24	1,480,867	1,472,435
Term Loan, 3.000%, 1M LIBOR + 2.500%, 07/01/28	4,125,286	4,109,301
Greystone Select Financial LLC
Term Loan B, 5.750%, 6M LIBOR + 5.000%, 06/16/28	5,512,985	5,581,897
Hudson River Trading LLC
Term Loan, 3.084%, 1M LIBOR + 3.000%, 03/20/28	9,498,675	9,460,091
Jane Street Group LLC
Term Loan, 2.834%, 1M LIBOR + 2.750%, 01/26/28	8,146,368	8,075,934
VFH Parent LLC
Term Loan B, 3.082%, 1M LIBOR + 3.000%, 03/01/26	400,000	399,950

		40,267,863

Engineering & Construction—0.2%
Brown Group Holding LLC
Term Loan B, 3.250%, 3M LIBOR + 2.750%, 06/07/28	5,039,259	5,041,708

Entertainment—0.7%
Allen Media LLC
Term Loan B, 5.632%, 3M LIBOR + 5.500%, 02/10/27	8,875,443	8,880,990
AMC Entertainment Holdings, Inc.
Term Loan B, 04/22/26 (i)	3,471,122	3,231,553
Cinemark USA, Inc.
Term Loan B, 1.840%, 1M LIBOR + 1.750%, 03/31/25	1,470,897	1,429,222
Scientific Games International, Inc.
Term Loan B5, 2.834%, 1M LIBOR + 2.750%, 08/14/24	6,330,796	6,308,245
UFC Holdings LLC
Term Loan B, 3.500%, 6M LIBOR + 2.750%, 04/29/26	1,541,813	1,540,436

		21,390,446

Environmental Control—0.3%
Liberty Tire Recycling Holdco LLC
Term Loan, 5.500%, 3M LIBOR + 4.500%, 05/05/28	7,440,000	7,440,000
Madison IAQ LLC
Term Loan, 3.750%, 6M LIBOR + 3.250%, 06/21/28	2,610,000	2,609,389

		10,049,389

Food—0.5%
8th Avenue Food & Provisions, Inc.
2nd Lien Term Loan, 7.836%, 1M LIBOR + 7.750%, 10/01/26	1,452,297	1,446,851
Froneri International, Ltd.
Term Loan, 2.334%, 1M LIBOR + 2.250%, 01/29/27	2,464,372	2,438,381
Term Loan, 2.375%, 3M EURIBOR + 2.375%, 01/29/27 (EUR)	2,780,000	3,152,788
Sovos Brands Intermediate, Inc.
Term Loan, 4.500%, 3M LIBOR + 4.250%, 06/08/28	2,269,584	2,275,258
U.S. Foods, Inc.
Term Loan B, 1.834%, 1M LIBOR + 1.750%, 06/27/23	6,565,315	6,532,941

		15,846,219

Food Service—0.3%
TKC Holdings, Inc.
Term Loan, 6.500%, 3M LIBOR + 5.500%, 05/15/28	9,945,996	9,937,711

Healthcare-Products—0.0%
Maravai Intermediate Holdings LLC
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 10/19/27	1,263,742	1,268,875

Healthcare-Services—1.5%
EyeCare Partners LLC
2nd Lien Term Loan, 8.382%, 3M LIBOR + 8.250%, 02/18/28	4,700,000	4,688,250
Term Loan, 3.882%, 3M LIBOR + 3.750%, 02/18/27	6,431,749	6,405,398
Global Medical Response, Inc.
Term Loan B, 5.750%, 3M LIBOR + 4.750%, 10/02/25	3,591,950	3,607,345
One Call Corp.
Term Loan, 6.250%, 3M LIBOR + 5.500%, 04/22/27	6,244,350	6,291,183
Phoenix Guarantor, Inc.
Term Loan B, 3.336%, 1M LIBOR + 3.250%, 03/05/26	6,244,831	6,215,555
Precision Medicine Group LLC
Delayed Draw Term Loan, 11/20/27 (j)	795,000	795,870
Term Loan, 3.750%, 3M LIBOR + 3.000%, 11/18/27	6,064,525	6,071,159
U.S. Renal Care, Inc.
Term Loan B, 5.084%, 1M LIBOR + 5.000%, 06/26/26	6,417,510	6,414,500
WP CityMD Bidco LLC
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 08/13/26	4,158,674	4,176,868

		44,666,128

Insurance—1.3%
Acrisure LLC
Term Loan B, 3.632%, 3M LIBOR + 3.500%, 02/15/27	2,945,150	2,919,380
Amerilife Holding LLC
Term Loan, 4.084%, 1M LIBOR + 4.000%, 03/18/27	1,392,595	1,392,595
Asurion LLC
Second Lien Term Loan B4, 5.334%, 1M LIBOR + 5.250%, 01/20/29	8,950,000	8,929,487
Term Loan B7, 3.084%, 1M LIBOR + 3.000%, 11/03/24	7,047,884	6,981,810
Term Loan B8, 3.334%, 1M LIBOR + 3.250%, 12/23/26	7,642,434	7,538,145
Term Loan B9, 3.334%, 1M LIBOR + 3.250%, 07/31/27	3,272,230	3,228,055
Ryan Specialty Group LLC
Term Loan, 3.750%, 1M LIBOR + 3.000%, 09/01/27	2,407,093	2,412,107
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 12/31/25	3,821,411	3,795,436
Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	1,523,900	1,530,250

		38,727,265

Internet—0.2%
Proofpoint, Inc.
1st Lien Term Loan, 3.750%, 3M LIBOR + 3.250%, 08/31/28	5,840,000	5,814,047

Investment Companies—0.2%
Cardinal Parent, Inc.
Term Loan B, 5.250%, 3M LIBOR + 4.500%, 11/12/27	5,679,765	5,672,949

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—1.0%
Alterra Mountain Co.
Series B-2 Consenting Term Loan, 4.000%, 1M LIBOR + 3.500%, 08/17/28	8,758,437	$8,747,489
Carnival Corp.
Term Loan B, 3.750%, 1M LIBOR + 3.000%, 06/30/25	5,085,894	5,073,179
ClubCorp Holdings, Inc.
Term Loan B, 2.882%, 3M LIBOR + 2.750%, 09/18/24	8,057,054	7,593,774
Equinox Holdings, Inc.
Term Loan B2, 10.000%, 3M LIBOR + 9.000%, 03/08/24	2,192,250	2,205,952
Hayward Industries, Inc.
Term Loan, 3.000%, 1M LIBOR + 2.500%, 05/12/28	4,059,825	4,055,112
Royal Caribbean Cruises Ltd.
Term Loan A, 04/05/22 (i)	3,340,000	3,264,850

		30,940,356

Lodging—0.8%
Boyd Gaming Corp.
Term Loan B3, 2.322%, 1W LIBOR + 2.250%, 09/15/23	6,616,924	6,618,426
Caesars Resort Collection LLC
1st Lien Term Loan B, 2.834%, 1M LIBOR + 2.750%, 12/23/24	6,959,288	6,926,301
Term Loan B1, 3.583%, 3M LIBOR + 3.500%, 07/21/25	2,855,092	2,861,904
Four Seasons Hotels, Ltd.
1st Lien Term Loan, 2.087%, 1M LIBOR + 2.000%, 11/30/23	688,713	687,709
Playa Resorts Holding B.V.
Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	7,758,239	7,608,327

		24,702,667

Machinery-Diversified—0.1%
Clark Equipment Co.
Incremental Term Loan, 2.382%, 3M LIBOR + 2.250%, 05/18/24	2,977,768	2,970,324

Media—0.2%
DirecTV Financing LLC
Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/22/27	2,760,000	2,765,462
Entercom Media Corp.
Term Loan, 2.585%, 1M LIBOR + 2.500%, 11/18/24	2,682,538	2,649,564
iHeartCommunications, Inc.
Term Loan, 3.084%, 1M LIBOR + 3.000%, 05/01/26	935,905	930,347

		6,345,373

Packaging & Containers—0.1%
Graham Packaging Co., Inc.
Term Loan, 3.750%, 1M LIBOR + 3.000%, 08/04/27	2,290,733	2,291,807

Pharmaceuticals—0.7%
Gainwell Acquisition Corp.
Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	6,865,500	6,891,246
Grifols Worldwide Operations USA, Inc.
Term Loan B, 2.072%, 1W LIBOR + 2.000%, 11/15/27	3,383,780	3,333,727
HC Group Holdings II, Inc.
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 08/06/26	10,557,060	10,566,297

		20,791,270

Real Estate Investment Trusts—0.5%
Apollo Commercial Real Estate Finance, Inc
Incremental Term Loan B1, 4.000%, 1M LIBOR + 3.500%, 03/06/28	7,374,000	7,346,347
Term Loan B, 2.834%, 1M LIBOR + 2.750%, 05/15/26	3,061,904	3,019,803
Claros Mortgage Trust, Inc.
Term Loan B, 6.000%, 1M LIBOR + 5.000%, 08/09/26	3,572,727	3,590,591

		13,956,741

Retail—1.8%
Beacon Roofing Supply, Inc.
Term Loan B, 2.334%, 1M LIBOR + 2.250%, 05/19/28	4,179,525	4,160,119
CWGS Group LLC
Term Loan B, 3.250%, 1M LIBOR + 2.500%, 06/03/28	2,616,717	2,605,064
Empire Today LLC
Term Loan B, 5.750%, 1M LIBOR + 5.000%, 04/03/28	7,230,000	7,190,835
Gannett Holdings LLC
Term Loan B, 7.750%, 3M LIBOR + 7.000%, 01/29/26	7,798,922	7,863,911
Great Outdoors Group LLC
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 03/06/28	7,012,436	7,055,535
IRB Holding Corp.
Term Loan B, 3.750%, 3M LIBOR + 2.750%, 02/05/25	1,004,388	1,004,388
Michaels Companies, Inc.
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/15/28	6,334,125	6,349,466
Pilot Travel Centers LLC
Term Loan B, 07/28/28 (i)	10,420,000	10,397,670
Spencer Spirit IH LLC
Term Loan B, 06/19/26 (i)	5,499,173	5,480,844
Whatabrands LLC
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 08/03/28	2,290,000	2,290,573

		54,398,405

Software—2.0%
AppLovin Corp.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 08/15/25	1,604,093	1,604,093
Athenahealth, Inc.
Term Loan B1, 4.377%, 3M LIBOR + 4.250%, 02/11/26	5,966,891	5,990,758
Castle U.S. Holding Corp.
Term Loan B, 3.882%, 3M LIBOR + 3.750%, 01/29/27	3,110,625	3,088,997
Cloudera, Inc.
2nd Lien Term Loan, 10/08/29 (i)	3,700,000	3,700,000
Term Loan, 10/08/28 (i)	8,600,000	8,602,683
DCert Buyer, Inc.
2nd Lien Term Loan, 7.084%, 1M LIBOR + 7.000%, 02/16/29	8,990,000	9,088,728
Term Loan B, 4.084%, 1M LIBOR + 4.000%, 10/16/26	8,520,250	8,532,425
MA FinanceCo. LLC
Term Loan B3, 2.834%, 1M LIBOR + 2.750%, 06/21/24	439,546	436,318
Particle Investments S.a.r.l.
Term Loan, 5.750%, 3M LIBOR + 5.250%, 02/18/27	3,276,690	3,284,882
Planview Parent, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.000%, 12/17/27	2,888,175	2,900,360
Rackspace Hosting, Inc.
Term Loan, 3.500%, 3M LIBOR + 2.750%, 02/15/28	1,826,900	1,814,963
Seattle Spinco, Inc.
Term Loan B3, 2.834%, 1M LIBOR + 2.750%, 06/21/24	2,968,361	2,946,561

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Symplr Software, Inc.
Term Loan, 5.250%, 3M LIBOR + 4.500%, 12/22/27	4,448,850	$4,469,426
Virgin Pulse, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.000%, 03/30/28	6,100,000	6,107,625

		62,567,819

Telecommunications—0.4%
Delta TopCo, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	2,649,839	2,656,739
Global Tel*Link Corp.
1st Lien Term Loan, 4.334%, 1M LIBOR + 4.250%, 11/29/25	5,265,178	4,999,944
2nd Lien Term Loan, 8.334%, 1M LIBOR + 8.250%, 11/29/26	540,000	504,900
Orbcomm, Inc.
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 09/01/28	3,430,000	3,432,144

		11,593,727

Transportation—0.2%
Worldwide Express Operations LLC
1st Lien Term Loan, 5.000%, 2M LIBOR + 4.250%, 07/26/28	7,310,000	7,339,949

Total Floating Rate Loans (Cost $593,254,679)		598,995,747

Mortgage-Backed Securities—8.0%

Collateralized Mortgage Obligations—4.7%
Banc of America Funding Corp.
0.214%, 02/27/37 (144A) (b)	16,515,877	13,626,877
Banc of America Funding Trust
0.300%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	24,756,276	24,327,495
0.343%, 03/27/36 (144A) (b)	5,523,937	5,356,082
8.301%, 01/27/30 (144A) (b)	19,915,065	7,312,772
Banc of America Mortgage Trust
2.970%, 09/25/35 (b)	36,012	35,770
BCAP LLC Trust
3.151%, 05/26/47 (144A) (b)	4,079,051	4,104,521
Bear Stearns Asset-Backed Securities Trust
33.583%, -4.3 x 1M LIBOR + 36.250%, 07/25/36 (b)	242,718	329,313
Countrywide Alternative Loan Trust
1.046%, 1M LIBOR + 0.960%, 07/25/35 (b)	151,743	151,771
5.750%, 01/25/37	1,612,455	1,182,846
6.000%, 01/25/37	1,464,518	1,259,020
16.751%, -2.2 x 1M LIBOR + 16.940%, 06/25/35 (b)	942,087	1,028,313
28.256%, -4 x 1M LIBOR + 28.600%, 07/25/36 (b)	1,676,397	2,471,041
38.484%, -6 x 1M LIBOR + 39.000%, 08/25/37 (b)	760,077	1,536,302
Countrywide Alternative Loan Trust Resecuritization
7.585%, 08/25/37 (b)	2,089,925	1,340,474
Countrywide Home Loan Reperforming Loan REMIC Trust
6.035%, 03/25/35 (144A) † (b) (k)	3,116,531	462,319
Credit Suisse Mortgage Trust
3.937%, 09/27/60 (144A)	5,360,000	5,370,206
30.052%, -5.5 x 1M LIBOR + 30.525%, 02/25/36 (b)	700,207	1,003,714

Collateralized Mortgage Obligations—(Continued)
CSMC Trust
1.796%, 12/27/60 (144A) (b)	2,332,962	2,340,408
2.000%, 10/25/60 (144A) (b)	1,473,043	1,493,953
Flagstar Mortgage Trust
3.500%, 04/25/48 (144A) (b)	456,130	457,533
Freddie Mac STACR REMIC Trust
2.386%, 1M LIBOR + 2.300%, 01/25/50 (144A) (b)	2,210,000	2,208,684
3.100%, SOFR + 3.050%, 01/25/34 (144A) (b)	4,240,000	4,330,325
GreenPoint Mortgage Funding Trust
0.526%, 1M LIBOR + 0.440%, 06/25/45 (b)	738,923	700,464
GSMPS Mortgage Loan Trust
0.486%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	946,900	823,421
HarborView Mortgage Loan Trust 1.086%, 1M LIBOR + 1.000%, 10/25/37 (b)	768,175	821,747
IndyMac INDX Mortgage Loan Trust 0.806%, 1M LIBOR + 0.720%, 01/25/35 (b)	562,121	492,453
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (b)	3,435	3,469
6.500%, 01/25/36	67,193	49,315
Legacy Mortgage Asset Trust 3.250%, 06/25/60 (144A)	2,626,506	2,668,852
3.844%, 10/25/66 (144A) (d)	2,770,000	2,793,949
Lehman XS Trust 0.486%, 1M LIBOR + 0.400%, 08/25/46 (b)	1,120,221	1,114,865
MASTR Seasoned Securitization Trust 3.532%, 10/25/32 (b)	67,661	70,316
Merrill Lynch Mortgage Investors Trust 2.330%, 05/25/34 (b)	29,713	30,017
2.733%, 08/25/33 (b)	235,771	230,804
Morgan Stanley Mortgage Loan Trust 0.406%, 1M LIBOR + 0.320%, 01/25/35 (b)	329,530	332,436
New Residential Mortgage Loan Trust 3.500%, 12/25/57 (144A) (b)	2,860,000	2,990,370
3.500%, 12/25/58 (144A) (b)	4,284,644	4,498,134
3.750%, 11/25/58 (144A) (b)	5,249,207	5,573,623
4.250%, 09/25/56 (144A) (b)	6,575,480	7,072,836
Nomura Resecuritization Trust 0.604%, 1M LIBOR + 0.260%, 02/26/46 (144A) (b)	1,904,321	1,914,804
NovaStar Mortgage Funding Trust 0.415%, 1M LIBOR + 0.380%, 09/25/46 (b)	372,693	366,184
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	84,008	83,781
RBSGC Mortgage Loan Trust 0.536%, 1M LIBOR + 0.450%, 01/25/37 (b)	416,413	168,591
Residential Accredit Loans, Inc. Trust 1.331%, 11/25/37 (b)	2,280,969	2,192,345
Residential Asset Securitization Trust 5.750%, 02/25/36	987,111	1,018,648
Seasoned Credit Risk Transfer Trust 4.250%, 05/25/60 (144A) (b)	4,710,000	4,888,571
Sequoia Mortgage Trust 0.864%, 6M LIBOR + 0.680%, 06/20/33 (b)	52,060	51,528
3.721%, 07/25/45 (144A) (b)	6,425	6,534

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust 1.586%, 1M LIBOR + 1.500%, 09/25/37 (b)	2,362,014	$2,385,609
2.495%, 01/25/35 (b)	171,997	173,151
2.997%, 09/25/35 (b)	388,099	309,757
Structured Asset Mortgage Investments Trust 0.506%, 1M LIBOR + 0.420%, 05/25/46 (b)	134,720	120,366
0.646%, 1M LIBOR + 0.560%, 02/25/36 (b)	2,417,470	2,329,638
WaMu Mortgage Pass-Through Certificates Trust 0.626%, 1M LIBOR + 0.540%, 12/25/45 (b)	223,294	229,077
1.046%, 1M LIBOR + 0.960%, 12/25/45 (b)	6,492,980	4,227,689
1.513%, COFI + 1.250%, 03/25/47 (b)	877,085	858,689
2.246%, 09/25/36 (b)	342,254	324,694
2.668%, 08/25/33 (b)	546,303	558,952
6.594%, -1 x 1M LIBOR + 6.680%, 04/25/37 (b) (k)	7,675,202	2,568,020
ZH Trust 2.253%, 02/18/27 (144A)	6,900,000	6,907,597

		143,681,035

Commercial Mortgage-Backed Securities—3.3%
BAMLL Re-REMIC Trust 5.968%, 08/10/45 (144A) (b)	10,513,419	3,811,112
BFLD Trust 4.284%, 1M LIBOR + 4.200%, 10/15/35 (144A) (b)	2,960,000	2,986,065
BX Commercial Mortgage Trust 3.667%, 03/11/44 (144A) (b)	9,066,697	9,109,253
CFK Trust 3.573%, 03/15/39 (144A) (b)	4,800,000	4,722,841
Credit Suisse Commercial Mortgage Securities Corp. 3.684%, 1M LIBOR + 3.600%, 01/15/34 (144A) (b)	840,000	829,783
Credit Suisse Commercial Mortgage Trust 7.684%, 1M LIBOR + 7.600%, 07/15/32 (144A) (b)	26,600,000	18,993,930
Credit Suisse Mortgage Capital Certificates 2.734%, 1M LIBOR + 2.650%, 05/15/36 (144A) (b)	10,620,000	10,632,777
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	6,620,000	5,950,907
Credit Suisse Mortgage Trust 3.160%, 12/15/41 (144A)	7,420,000	7,853,328
8.000%, 1M LIBOR + 7.000%, 12/15/21 (144A) (b)	18,450,000	17,737,658
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A) †	5,180,000	52
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (b)	12,433	12,057
GS Mortgage Securities Corp. II 2.084%, 1M LIBOR + 2.000%, 05/15/26 (144A) (b)	1,540,000	1,539,993
2.584%, 1M LIBOR + 2.500%, 05/15/26 (144A) (b)	1,540,000	1,541,164
JPMorgan Chase Commercial Mortgage Securities Trust 6.717%, 02/15/51 (b)	92,269	84,722
MHC Trust 2.034%, 1M LIBOR + 1.950%, 05/15/23 (144A) (b)	5,620,000	5,621,683
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (b)	190,920	90,878
5.450%, 08/12/48 (144A) (b)	21,844	10,398
6.193%, 09/12/49 (b)	69,496	68,280
6.222%, 09/12/49 (b)	96,042	94,351

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust 5.399%, 12/15/43	218,048	130,829
Multifamily Trust 8.695%, 04/25/46 (144A) (b)	3,802,503	4,315,670
Soho Trust 2.787%, 08/10/38 (144A) (b)	3,330,000	3,095,769
UBS-Barclays Commercial Mortgage Trust 5.000%, 05/10/63 (144A) (b)	3,289,989	59,592
Waikiki Beach Hotel Trust 2.114%, 1M LIBOR + 2.030%, 12/15/33 (144A) (b)	1,860,000	1,848,456
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (b)	495,033	502,584

		101,644,132

Total Mortgage-Backed Securities (Cost $246,156,905)		245,325,167

Asset-Backed Securities—8.4%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC 3.710%, 08/20/27 (144A)	7,750,000	7,758,575

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust 0.826%, 1M LIBOR + 0.740%, 01/25/34 (b)	8,770	8,422
Structured Asset Securities Corp. Mortgage Loan Trust 0.306%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,561,207	87,745
WaMu Asset-Backed Certificates Trust 0.256%, 1M LIBOR + 0.170%, 07/25/47 (b)	7,708,063	6,488,857

		6,585,024

Asset-Backed - Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust 2.022%, 10/15/37 (b)	563,232	544,350
2.731%, 04/15/37 (b)	589,116	565,642
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	1,892,734	1,877,373

		2,987,365

Asset-Backed - Other—7.1%
American Money Management Corp. CLO, Ltd. 5.944%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,300,000	6,180,785
Apidos CLO 6.884%, 3M LIBOR + 6.750%, 04/20/31 (144A) (b)	5,740,000	5,733,502
Applebee’s Funding LLC / IHOP Funding LLC 4.194%, 06/07/49 (144A)	2,970,000	3,022,064
Assurant CLO, Ltd. 7.466%, 3M LIBOR + 7.340%, 01/15/33 (144A) (b)	850,000	847,843
Avery Point CLO, Ltd. 3.071%, 3M LIBOR + 2.950%, 08/05/27 (144A) (b)	1,540,000	1,537,668
Barings CLO, Ltd. 5.814%, 3M LIBOR + 5.680%, 01/20/32 (144A) (b)	5,740,000	5,638,029
BCC Funding Corp. XVI LLC 3.940%, 07/20/27 (144A)	5,570,000	5,621,442

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,218,186	$798,598
Benefit Street Partners CLO IV, Ltd. 3.734%, 3M LIBOR + 3.600%, 01/20/32 (144A) (b)	3,120,000	3,121,491
BlueMountain CLO, Ltd. 1.181%, 3M LIBOR + 1.050%, 11/20/28 (144A) (b)	2,009,883	2,010,715
5.881%, 3M LIBOR + 5.750%, 11/20/28 (144A) (b)	3,350,000	3,341,431
Canyon Capital CLO, Ltd. 6.536%, 3M LIBOR + 6.410%, 04/15/34 (144A) (b)	750,000	744,704
Carlyle Global Market Strategies, CLO Ltd. 1.175%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,007,081	9,013,224
Carlyle U.S. CLO, Ltd. 3.834%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	8,500,000	8,263,232
Cathedral Lake VI, Ltd. 7.329%, 3M LIBOR + 7.210%, 04/25/34 (144A) (b)	2,650,000	2,582,118
Catskill Park CLO, Ltd. 6.134%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	7,581,000
Cook Park CLO, Ltd. 5.534%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	733,263
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.384%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	66,047	63,421
Cumberland Park CLO, Ltd. 2.834%, 3M LIBOR + 2.700%, 07/20/28 (144A) (b)	1,250,000	1,250,323
5.784%, 3M LIBOR + 5.650%, 07/20/28 (144A) (b)	2,400,000	2,409,343
CVP CLO, Ltd. 2.784%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,500,000	4,347,643
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	4,214,238	4,463,310
Dryden 75 CLO, Ltd. 6.726%, 3M LIBOR + 6.600%, 04/15/34 (144A) (b)	7,200,000	7,164,302
Dryden Senior Loan Fund 6.534%, 3M LIBOR + 6.400%, 04/20/34 (144A) (b)	2,790,000	2,784,791
FNA VI LLC 1.350%, 01/10/32 (144A)	1,520,740	1,519,120
Fortress Credit BSL XII, Ltd. 7.266%, 3M LIBOR + 7.130%, 10/15/34 (144A)† (b)	2,250,000	2,192,695
Goldentree Loan Management U.S. CLO 6, Ltd. 5.354%, 3M LIBOR + 5.220%, 01/20/33 (144A) (b)	2,500,000	2,450,020
Golub Capital Partners CLO 53B, Ltd. 6.830%, 3M LIBOR + 6.700%, 07/20/34 (144A) (b)	3,640,000	3,629,375
Greenwood Park CLO, Ltd. 5.076%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	7,130,526
Greywolf CLO IV, Ltd. 3.784%, 3M LIBOR + 3.650%, 04/17/34 (144A) (b)	4,090,000	4,083,816
HalseyPoint CLO, Ltd. 8.334%, 3M LIBOR + 8.200%, 01/20/33 (144A) (b)	2,770,000	2,618,728
Hildene Community Funding CDO, Ltd. 3.250%, 11/01/35 (144A)	2,220,000	2,192,250
KKR CLO, Ltd. 1.384%, 3M LIBOR + 1.250%, 01/20/29 (144A) (b)	737,599	737,599
LCM, Ltd. 5.634%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	3,850,000	3,684,358
Long Beach Mortgage Loan Trust 0.604%, 1M LIBOR + 0.520%, 01/21/31 (b)	7,990	7,937
Marathon CLO 14, Ltd. 3.434%, 3M LIBOR + 3.300%, 01/20/33 (144A) (b)	2,950,000	2,948,493

Asset-Backed - Other—(Continued)
Marble Point CLO, Ltd. 7.434%, 3M LIBOR + 7.300%, 10/19/32 (144A) (b)	2,000,000	2,000,202
Midocean Credit CLO VII 4.006%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,978,860
Neuberger Berman Loan Advisers CLO 44, Ltd. 6.080%, 3M LIBOR + 6.000%, 10/16/34 (144A) (b)	4,570,000	4,536,237
Oaktree CLO, Ltd. 3.938%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	5,164,050
5.334%, 3M LIBOR + 5.200%, 10/20/27 (144A) (b)	5,000,000	4,908,385
Ocean Trails CLO 1.996%, 3M LIBOR + 1.870%, 10/15/29 (144A) (b)	2,480,000	2,480,000
2.396%, 3M LIBOR + 2.270%, 10/15/29 (144A) (b)	2,810,000	2,809,298
3.726%, 3M LIBOR + 3.600%, 07/15/28 (144A) (b)	2,660,000	2,656,369
Peace Park CLO, Ltd. 6.138%, 3M LIBOR + 6.000%, 10/20/34 (144A) (b)	3,770,000	3,769,815
RR 18, Ltd. 6.334%, 3M LIBOR + 6.250%, 10/15/34 (144A) (b)	7,070,000	7,069,943
Saranac CLO III, Ltd. 3.375%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,501	4,487,932
SBA Small Business Investment Cos. 2.845%, 03/10/27	2,124,090	2,224,768
Sculptor CLO XXVI, Ltd. Zero Coupon, 3M LIBOR + 7.250%, 07/20/34 (144A) (b)	4,370,000	4,356,772
Sound Point CLO, Ltd. 1.225%, 3M LIBOR + 1.100%, 07/26/31 (144A) (b)	3,000,000	3,000,795
Symphony CLO, Ltd. 1.086%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,250,000	2,250,029
5.326%, 3M LIBOR + 5.200%, 04/16/31 (144A) (b)	1,890,000	1,815,328
TCI-Symphony CLO, Ltd. 3.129%, 3M LIBOR + 3.000%, 10/13/29 (144A) (b)	1,450,000	1,455,075
5.629%, 3M LIBOR + 5.500%, 10/13/29 (144A) (b)	4,300,000	4,238,880
Thrust Engine Leasing Trust 4.163%, 07/15/40 (144A)	1,591,956	1,571,209
Towd Point Mortgage Trust 3.427%, 06/25/57 (144A) (b)	2,900,000	3,054,855
Treman Park CLO, Ltd. 2.784%, 3M LIBOR + 2.650%, 10/20/28 (144A) (b)	750,000	752,534
Venture CLO, Ltd. 1.164%, 3M LIBOR + 1.030%, 04/20/31 (144A) (b)	6,380,000	6,384,268
5.866%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	3,530,208
Voya CLO, Ltd. 6.146%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,100,000	3,044,618
7.084%, 3M LIBOR + 6.950%, 04/20/34 (144A) (b)	2,360,000	2,353,989
WhiteHorse, Ltd. 3.776%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	6,013,004
Z Capital Credit Partners CLO, Ltd. 4.350%, 3M LIBOR + 4.200%, 07/15/33 (144A) (b)	4,290,000	4,130,326
Zais CLO 16, Ltd. 5.614%, 3M LIBOR + 5.480%, 10/20/31 (144A) (b)	1,480,000	1,488,013

		217,974,921

Asset-Backed - Student Loan—0.7%
Education Funding LLC 0.475%, 3M LIBOR + 0.350%, 04/25/33 (144A) (b)	4,034,594	3,377,389

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
National Collegiate Student Loan Trust 0.376%, 1M LIBOR + 0.290%, 01/25/33 (b)	4,067,457	$3,869,312
Navient Private Education Refi Loan Trust 2.500%, 09/16/69 (144A)	4,470,000	4,516,404
SMB Private Education Loan Trust 1.590%, 01/15/53 (144A)	4,550,000	4,540,074
3.860%, 01/15/53 (144A)	6,240,000	6,228,062

		22,531,241

Total Asset-Backed Securities (Cost $256,832,599)		257,837,126

U.S. Treasury & Government Agencies—7.7%

Agency Sponsored Mortgage - Backed—7.7%
Connecticut Avenue Securities Trust (CMO) 2.186%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	2,449,988	2,462,116
3.486%, 1M LIBOR + 3.400%, 10/25/39 (144A) (b)	11,030,000	11,162,774
4.186%, 1M LIBOR + 4.100%, 07/25/39 (144A) (b)	1,960,000	1,989,491
4.436%, 1M LIBOR + 4.350%, 04/25/31 (144A) (b)	5,000,000	5,190,979
Fannie Mae 15 Yr. Pool 2.000%, 07/01/36	4,948,241	5,100,253
Fannie Mae 20 Yr. Pool 2.000%, 08/01/41	4,909,714	4,987,204
2.500%, 07/01/41	2,946,255	3,051,956
Fannie Mae 30 Yr. Pool 2.000%, 06/01/51	14,834,822	14,908,919
2.000%, 08/01/51	2,975,558	2,997,655
2.500%, 04/01/51	9,643,337	9,989,994
2.500%, 09/01/51	100,000	104,894
3.000%, 06/01/51	19,447,349	20,742,149
3.500%, 08/01/45	24,298,863	26,138,540
4.500%, 04/01/48	1,906,149	2,086,658
4.500%, 12/01/48	96,981	106,125
4.500%, 04/01/49	75,850	82,114
4.500%, 10/01/49	41,820	45,209
7.000%, 05/01/26	382	392
7.000%, 07/01/30	203	208
7.000%, 01/01/31	108	114
7.000%, 07/01/31	987	1,078
7.000%, 09/01/31	1,044	1,136
7.000%, 10/01/31	1,078	1,177
7.000%, 11/01/31	14,674	15,877
7.000%, 01/01/32	4,678	4,810
7.500%, 01/01/30	246	288
7.500%, 02/01/30	244	245
7.500%, 06/01/30	42	42
7.500%, 08/01/30	63	64
7.500%, 09/01/30	308	346
7.500%, 10/01/30	13	14
7.500%, 11/01/30	7,856	8,317
7.500%, 02/01/31	755	758
8.000%, 08/01/27	123	125
8.000%, 07/01/30	297	355
8.000%, 09/01/30	319	333
Fannie Mae Connecticut Avenue Securities (CMO) 2.336%, 1M LIBOR + 2.250%, 07/25/30 (b)	5,481,984	5,553,627

Agency Sponsored Mortgage - Backed—(Continued)
3.636%, 1M LIBOR + 3.550%, 07/25/30 (b)	6,050,000	6,256,422
4.336%, 1M LIBOR + 4.250%, 01/25/31 (b)	3,230,000	3,399,241
Fannie Mae Pool 4.500%, 08/01/58	108,918	122,792
Fannie Mae REMICS (CMO) 0.436%, 1M LIBOR + 0.350%, 05/25/34 (b)	50,888	51,220
4.500%, 06/25/29	68,553	71,914
Freddie Mac 20 Yr. Pool 3.000%, 06/01/35	3,718,183	3,955,123
Freddie Mac 30 Yr. Gold Pool 7.000%, 03/01/39	54,754	63,844
Freddie Mac 30 Yr. Pool 4.000%, 04/01/47	9,159,084	9,886,868
4.500%, 02/01/47	12,837,464	14,019,173
Freddie Mac Multifamily Structured Pass-Through Certificates 1.376%, 08/25/42 (b) (k)	70,400,000	731,942
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 3.050%, SOFR + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,393,803
3.536%, 1M LIBOR + 3.450%, 10/25/29 (b)	15,000,000	15,547,056
3.786%, 1M LIBOR + 3.700%, 12/25/30 (144A) (b)	4,580,000	4,753,823
3.836%, 1M LIBOR + 3.750%, 08/25/50 (144A) (b)	2,833,414	2,858,448
4.536%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	9,345,693
4.586%, 1M LIBOR + 4.500%, 02/25/24 (b)	1,645,159	1,700,979
5.186%, 1M LIBOR + 5.100%, 06/25/50 (144A) (b)	5,830,000	6,090,718
5.236%, 1M LIBOR + 5.150%, 10/25/29 (b)	8,310,000	9,078,060
Ginnie Mae I 30 Yr. Pool 5.500%, 01/15/34	23,332	27,023
5.500%, 04/15/34	6,676	7,732
5.500%, 07/15/34	37,325	43,231
5.500%, 10/15/34	37,644	42,523
5.750%, 10/15/38	24,687	27,766
6.000%, 02/15/33	761	884
6.000%, 03/15/33	2,428	2,802
6.000%, 06/15/33	1,762	2,050
6.000%, 07/15/33	3,261	3,739
6.000%, 09/15/33	1,211	1,357
6.000%, 10/15/33	1,592	1,805
6.000%, 08/15/34	5,627	6,306
6.500%, 03/15/29	543	606
6.500%, 02/15/32	362	421
6.500%, 03/15/32	408	477
6.500%, 11/15/32	689	806
7.000%, 03/15/31	65	66
Ginnie Mae II 30 Yr. Pool 2.000%, 07/20/51	2,979,240	3,024,090
2.500%, 03/20/51	3,824,541	3,951,268
2.500%, TBA (l)	500,000	516,152
3.500%, 12/20/50	4,339,697	4,564,428
4.500%, 11/20/50	2,140,454	2,283,696
4.500%, 12/20/50	354,541	379,600
5.500%, 03/20/34	3,683	4,315
6.000%, 05/20/32	5,018	5,768
6.000%, 11/20/33	6,010	7,039
Government National Mortgage Association 0.026%, 04/16/52 (b) (k)	4,210,145	2,281
0.134%, 03/16/47 (b) (k)	3,755,461	13,745
0.672%, 07/16/58 (b) (k)	2,462,903	104,621

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 3.000%, 04/20/41	99,569	$101,163
3.000%, 10/20/49	53,886	54,088
Multifamily Connecticut Avenue Securities Trust 3.336%, 1M LIBOR + 3.250%, 10/15/49 (144A) (b)	2,839,450	2,865,667
3.836%, 1M LIBOR + 3.750%, 03/25/50 (144A) (b)	3,930,000	4,076,800
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.500%, TBA (l)	1,700,000	1,752,793
2.500%, TBA (l)	400,000	411,641

		237,352,204

U.S. Treasury—0.0%
U.S. Treasury Notes 1.250%, 08/15/31 (a)	320,000	312,250

Total U.S. Treasury & Government Agencies (Cost $240,298,631)		237,664,454

Foreign Government—3.8%

Municipal—0.1%
Ciudad Autonoma De Buenos Aires 7.500%, 06/01/27	4,520,000	4,135,845

Regional Government—0.7%
Provincia de Buenos Aires 3.900%, 09/01/37 (144A) (d)	37,455,990	16,990,974
Provincia de Cordoba 5.000%, 06/01/27 (144A) (d)	5,515,415	3,722,960

		20,713,934

Sovereign—3.0%
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,391,265
Brazilian Government International Bond 6.000%, 04/07/26	2,970,000	3,408,520
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/26 (EUR)	3,430,000	4,087,265
Indonesia Government International Bonds 5.125%, 01/15/45	3,000,000	3,624,342
5.250%, 01/17/42	6,140,000	7,452,229
Indonesia Treasury Bonds 6.500%, 02/15/31 (IDR)	9,599,000,000	677,715
7.000%, 05/15/27 (IDR)	223,092,000,000	16,693,906
8.375%, 09/15/26 (IDR)	66,608,000,000	5,279,775
Ivory Coast Government International Bond 4.875%, 01/30/32 (144A) (EUR)	1,630,000	1,836,576
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	7,230,000	7,998,187
Mexico Government International Bond 4.125%, 01/21/26 (a)	4,280,000	4,781,188
Panama Government International Bond 4.500%, 04/01/56	2,700,000	2,937,465

Sovereign—(Continued)
Peruvian Government International Bond 2.783%, 01/23/31	4,030,000	3,988,088
Qatar Government International Bonds 4.817%, 03/14/49 (144A)	3,800,000	4,881,556
5.103%, 04/23/48 (144A)	2,200,000	2,916,786
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,565,280,000	21,394,015

		93,348,878

Total Foreign Government (Cost $118,363,402)		118,198,657

Convertible Preferred Stocks—1.1%

Banks—0.2%
Wells Fargo & Co., Series L 7.500%	4,965	7,358,130

Pipelines—0.9%
MPLX L.P. 8.462% (d)	329,615	11,042,103
Targa Resources Corp. 9.500%	14,730	15,848,851

		26,890,954

Total Convertible Preferred Stocks (Cost $31,777,279)		34,249,084

Convertible Bonds—0.6%

Airlines—0.1%
Spirit Airlines, Inc. 1.000%, 05/15/26 (a)	3,230,000	3,026,238

Entertainment—0.1%
DraftKings, Inc. Zero Coupon, 03/15/28 (144A)	3,850,000	3,389,925

Media—0.4%
DISH Network Corp. 3.375%, 08/15/26	8,000,000	8,316,000
Liberty Latin America, Ltd. 2.000%, 07/15/24 (a)	1,316,000	1,335,740

		9,651,740

Real Estate Investment Trusts—0.0%
Apollo Commercial Real Estate Finance, Inc. 5.375%, 10/15/23	360,000	360,675

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—0.0%
Splunk, Inc. 1.125%, 06/15/27	410,000	$402,056

Total Convertible Bonds (Cost $16,252,554)		16,830,634

Preferred Stocks—0.1%

Capital Markets—0.1%
B Riley Financial, Inc., 5.250%, 08/31/28	68,700	1,731,240
B Riley Financial, Inc., 5.500%, 03/31/26	76,800	1,973,760

Total Preferred Stocks (Cost $3,637,500)		3,705,000

Common Stocks—0.1%

Auto Components—0.0%
Lear Corp. (a) (m)	399	62,436

Media—0.0%
Cengage Learning, Inc. (m)	10,995	241,890

Oil, Gas & Consumable Fuels—0.1%
Ascent CNR Corp. - Class A (m)	1,399,556	27,991
Berry Corp. (a)	170,615	1,230,134

		1,258,125

Total Common Stocks (Cost $2,222,896)		1,562,451

Municipals—0.0%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $362,808)	366,800	381,742

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (e) (f) (m)	10,611	1,250

Forest Products & Paper—0.0%
Sino-Forest Corp. (e) (f) (m)	500,000	0
Sino-Forest Corp. (e) (f) (m)	1,246,000	0

		0

Total Escrow Shares (Cost $444,829)		1,250

Short-Term Investment—0.3%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $10,288,636; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/28, with a market value of $10,494,477.	10,288,636	10,288,636

Total Short-Term Investments (Cost $10,288,636)		10,288,636

Securities Lending Reinvestments (n)—9.9%

Certificates of Deposit—4.0%
Agricultural Bank of China 0.200%, 11/22/21	5,000,000	5,000,290
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (b)	10,000,000	9,999,820
Bank of Nova Scotia 0.175%, 3M LIBOR + 0.050%, 11/08/21 (b)	4,000,000	4,000,284
Barclays Bank plc 0.180%, 04/07/22	11,000,000	11,006,347
Cooperatieve Rabobank UA 0.170%, 03/18/22	10,000,000	10,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	10,000,000	9,999,600
Goldman Sachs Bank USA 0.170%, 02/04/22	10,000,000	10,000,700
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	2,000,000	1,999,680
Mizuho Bank, Ltd. 0.160%, 03/25/22	10,000,000	9,999,510
National Australia Bank, Ltd. 0.160%, 03/02/22	2,000,000	1,999,900
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (b)	3,000,000	3,000,459
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (b)	2,000,000	2,000,108
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (b)	3,000,000	3,000,033
Societe Generale 0.140%, 01/05/22	6,000,000	6,000,000
0.150%, 03/15/22	2,000,000	1,999,908
Standard Chartered Bank (NY) 0.150%, 02/02/22	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (b)	10,000,000	10,000,240
0.150%, SOFR + 0.100%, 03/15/22 (b)	5,000,000	4,999,565
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 10/15/21	3,000,000	2,999,850
Zero Coupon, 12/20/21	4,000,000	3,998,800
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 03/15/22	4,000,000	3,997,000
0.060%, 10/05/21	2,000,000	1,999,988

		123,002,082

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.5%
Antalis S.A. 0.130%, 10/15/21	5,000,000	$4,999,730
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (b)	1,000,000	1,000,061
UBS AG 0.240%, 03/30/22	10,000,000	9,990,725

		15,990,516

Repurchase Agreements—3.4%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $16,000,084; collateralized by various Common Stock with an aggregate market value of $17,779,748.	16,000,000	16,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,676.	2,000,000	2,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $11,566,182; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $11,797,493.	11,566,169	11,566,169
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $3,001,225; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $3,068,522.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $2,173,346.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $9,003,675; collateralized by various Common Stock with an aggregate market value of $9,900,000.	9,000,000	9,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $510,002.	500,000	500,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $30,001,167; collateralized by various Common Stock with an aggregate market value of $33,337,800.	30,000,000	30,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $400,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $444,012.	400,000	400,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $10,200,510.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $8,500,040; collateralized by various Common Stock with an aggregate market value of $9,444,632.	8,500,000	8,500,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $12,553,196; collateralized by various Common Stock with an aggregate market value of $13,947,730.	12,552,708	12,552,708

		105,518,877

Time Deposits—0.7%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	2,900,000	2,900,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (b)	10,000,000	10,000,000
Nordea Bank ABP (NY) 0.050%, 10/01/21	5,000,000	5,000,000

		19,900,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (o)	20,000,000	20,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (o)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (o)	10,000,000	10,000,000

		40,000,000

Total Securities Lending Reinvestments (Cost $304,401,230)		304,411,475

Total Purchased Options— 0.2% (p) (Cost $6,072,753)		5,572,574
Total Investments— 109.4% (Cost $3,274,820,428)		3,363,776,007
Unfunded Loan Commitments— (0.1)% (Cost $(2,378,737))		(2,378,737)
Net Investments—109.4% (Cost $3,272,441,691)		3,361,397,270
Other assets and liabilities (net)—(9.3)%		(287,423,902)

Net Assets—100.0%		$3,073,973,368

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $13,379,328, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $336,671,551 and the collateral received consisted of cash in the amount of $304,387,542 and non-cash collateral with a value of $45,121,667. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.2% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after September 30, 2021, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Interest only security.
(l)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(m)	Non-income producing security.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(o)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $1,466,922,638, which is 47.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blast Motion, Inc., 7.000%, 01/15/24	01/20/21	$4,960,000	$4,961,550	$4,987,530
Countrywide Home Loan Reperforming Loan REMIC Trust, 6.035%, 03/25/35	01/08/15	3,116,531	453,845	462,319
DBUBS Mortgage Trust, 3.750%, 08/10/44	05/19/14	5,180,000	3,004,400	52
Fortress Credit BSL XII, Ltd., 7.266%, 10/15/34	08/20/21	2,250,000	2,193,750	2,192,695
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11-05/30/12	2,600,000	2,522,503	4,015,179
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/11	932,290	961,424	0
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	7,640,512	848
Uniquify, Inc., 6.000%, 06/15/24	06/28/21	1,720,000	1,720,000	1,720,705

				$13,379,328

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	48,105,034	JPMC	10/19/21	USD	36,078,776	$(1,299,191)
AUD	7,950,000	MSCS	10/19/21	USD	5,817,566	(69,775)
CAD	8,500,000	BNP	10/19/21	USD	6,668,959	41,730
CAD	24,556,950	CBNA	10/19/21	USD	19,551,307	(163,773)
CAD	8,450,000	GSBU	10/19/21	USD	6,626,209	45,005
CAD	14,450,000	GSBU	10/19/21	USD	11,640,721	(232,551)
CAD	6,620,000	MSCS	10/19/21	USD	5,277,898	(51,456)
CAD	8,640,000	MSCS	10/19/21	USD	6,806,926	14,291
CAD	9,830,000	MSCS	01/18/22	USD	7,757,174	4,178
EUR	7,130,000	BNP	10/19/21	USD	8,445,224	(183,896)
EUR	1,476,000	CBNA	10/19/21	USD	1,718,660	(8,461)
INR	2,000	CBNA	10/18/21	USD	27	—
JPY	735,680,000	MSCS	01/18/22	USD	6,585,441	32,362
MXN	101,028,102	CBNA	10/19/21	USD	5,009,501	(126,495)
MXN	73,920,000	GSBU	10/19/21	USD	3,626,139	(53,354)
MXN	88,390,000	GSBU	10/19/21	USD	4,317,496	(45,330)
MXN	138,590,000	GSBU	10/19/21	USD	6,715,778	(17,289)
MXN	37,607,000	MSCS	10/19/21	USD	1,852,361	(34,697)
MXN	129,120,219	MSCS	10/19/21	USD	6,389,401	(148,616)
MXN	347,375,321	CBNA	01/18/22	USD	16,702,102	(125,291)
NOK	27,350,000	MSCS	10/19/21	USD	3,073,558	54,764
NOK	31,060,000	MSCS	10/19/21	USD	3,570,511	(17,835)
NOK	32,570,000	MSCS	10/19/21	USD	3,663,637	61,754
NOK	35,722,714	MSCS	10/19/21	USD	4,071,209	14,793
NOK	497,656,662	MSCS	10/19/21	USD	57,040,628	(118,134)
NOK	508,213,484	BNP	01/18/22	USD	57,914,760	162,723
NOK	57,470,000	MSCS	01/18/22	USD	6,587,575	(20,034)
NZD	3,070,000	MSCS	10/19/21	USD	2,107,279	11,929
NZD	8,380,000	MSCS	11/23/21	USD	5,738,235	44,944
NZD	8,270,000	MSCS	01/18/22	USD	5,687,359	16,108
NZD	11,230,000	MSCS	01/18/22	USD	7,738,869	5,984
RUB	68,620,000	MSCS	10/19/21	USD	913,922	26,404
RUB	676,929,873	MSCS	10/19/21	USD	8,918,120	358,106
ZAR	198,594	CBNA	10/19/21	USD	13,035	127

Contracts to Deliver
BRL	10,806,669	MSCS	10/19/21	USD	2,055,667	75,786
CAD	6,720,000	BNP	10/19/21	USD	5,329,183	23,791
EUR	6,203,254	BNP	10/19/21	USD	7,368,250	180,716
EUR	1,757,000	CBNA	10/19/21	USD	2,073,936	38,150
EUR	20,440,000	MSCS	10/19/21	USD	24,309,578	626,332
GBP	5,519,189	GSBU	10/19/21	USD	7,639,656	202,982
IDR	334,780,064,172	JPMC	10/19/21	USD	22,684,650	(672,412)
INR	2,000	CBNA	10/18/21	USD	26	—
INR	2,000	CBNA	01/18/22	USD	27	—
JPY	2,688	JPMC	10/19/21	USD	25	—
MXN	347,375,321	CBNA	10/19/21	USD	16,916,009	126,270
MXN	82,690,000	GSBU	10/19/21	USD	4,098,221	101,554
MXN	46,574,000	MSCS	10/19/21	USD	2,269,146	18,079
NOK	87,520,650	MSCS	10/12/21	USD	9,975,000	(36,227)
NOK	508,213,484	BNP	10/19/21	USD	57,959,012	(170,982)
NOK	87,649,892	MSCS	10/19/21	USD	10,220,687	195,200
NOK	28,496,000	MSCS	10/19/21	USD	3,311,573	52,170
NZD	3,070,000	MSCS	10/19/21	USD	2,147,434	28,227

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NZD	9,050,400	CBNA	11/23/21	USD	6,187,578	$(58,256)
NZD	3,070,000	MSCS	01/18/22	USD	2,105,314	(11,934)
SAR	119,470,000	JPMC	01/13/22	USD	31,837,866	5,514
ZAR	198,594	GSBU	10/19/21	USD	13,653	491
ZAR	198,594	CBNA	01/18/22	USD	12,870	(126)

Net Unrealized Depreciation						$(1,095,651)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	12/18/23	3,549	USD	877,090,988	$(52,390)
Australian 10 Year Treasury Bond Futures	12/15/21	199	AUD	28,153,041	(376,996)
U.S. Treasury Note 10 Year Futures	12/21/21	69	USD	9,081,047	(133,599)
U.S. Treasury Note 2 Year Futures	12/31/21	2,883	USD	634,417,666	(402,376)
U.S. Treasury Note 5 Year Futures	12/31/21	50	USD	6,137,109	(40,518)
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	97	USD	14,089,250	(213,113)
U.S. Treasury Ultra Long Bond Futures	12/21/21	1,625	USD	310,476,563	(11,163,493)

Futures Contracts—Short
90 Day Euro Dollar Futures	12/13/21	(301)	USD	(75,122,075)	(47,932)
Euro-Bund 10 Year Futures	12/08/21	(447)	EUR	(75,909,540)	1,634,749
Euro-Buxl 30 Year Bond Futures	12/08/21	(28)	EUR	(5,693,520)	198,919
U.S. Treasury Long Bond Futures	12/21/21	(344)	USD	(54,771,250)	1,116,311

Net Unrealized Depreciation					$(9,480,438)

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/ JPY Put	JPY	115.200	MSCS	11/10/21	24,218,000	USD	24,218,000	$56,137	$12,981	$(43,156)
USD Put/ AUD Call	AUD	0.727	GSBU	11/22/21	7,300,000	USD	7,300,000	73,402	84,373	10,971
USD Put/ CAD Call	CAD	1.262	GSBU	11/19/21	18,990,000	USD	18,990,000	156,990	161,567	4,577
USD Put/ CAD Call	CAD	1.269	BNP	11/22/21	14,380,000	USD	14,380,000	125,839	156,066	30,227
USD Put/ NOK Call	NOK	8.602	MSCS	10/08/21	26,250,000	USD	26,250,000	317,651	40,268	(277,383)
USD Put/ NZD Call	NZD	0.696	MSCS	11/19/21	16,760,000	USD	16,760,000	180,841	170,499	(10,342)
USD Put/ NZD Call	NZD	0.711	GSBU	11/22/21	11,090,000	USD	11,090,000	181,344	354,714	173,370

Totals								$1,092,204	$980,468	$(111,736)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Long Bond Futures	USD	162.500	10/08/21	118	USD	118,000	$89,626	$12,906	$(76,720)
Put - S&P 500 Index E-Mini Futures	USD	4,100.000	12/17/21	447	USD	22,350	1,483,902	2,195,887	711,985
Put - S&P 500 Index E-Mini Futures	USD	4,000.000	12/17/21	187	USD	9,350	619,830	731,638	111,808
Put - S&P 500 Index E-Mini Futures	USD	3,950.000	10/15/21	298	USD	14,900	741,876	152,725	(589,151)
Put - S&P 500 Index E-Mini Futures	USD	4,000.000	10/15/21	194	USD	9,700	468,432	133,375	(335,057)
Put - S&P 500 Index E-Mini Futures	USD	3,900.000	10/15/21	262	USD	13,100	446,925	101,525	(345,400)
Put - S&P 500 Index E-Mini Futures	USD	4,000.000	11/19/21	477	USD	23,850	1,129,958	1,264,050	134,092

Totals							$4,980,549	$4,592,106	$(388,443)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/NOK Call	NOK	8.360	MSCS	12/13/21	(34,297,000)	USD	(34,297,000)	$(249,030)	$(140,789)	$108,241
USD Put/ NZD Call	NZD	0.730	CGM	11/22/21	(11,090,000)	USD	(11,090,000)	(62,547)	(600,590)	(538,043)
USD Put/RUB Call	RUB	71.387	CGM	11/15/21	(17,500,000)	USD	(17,500,000)	(91,612)	(51,222)	40,390

Totals								$(403,189)	$(792,601)	$(389,412)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Midcurve 2 Year Futures	USD	99.000	11/12/21	(624)	USD	(1,560,000)	$(135,365)	$(62,400)	$72,965
Put - Eurodollar Midcurve 2 Year Futures	USD	99.000	11/12/21	(624)	USD	(1,560,000)	(162,490)	(288,600)	(126,110)
Put - S&P 500 Index E-Mini Futures	USD	3,500.000	10/15/21	(194)	USD	(9,700)	(154,793)	(20,855)	133,938
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	10/15/21	(298)	USD	(14,900)	(427,724)	(52,150)	375,574
Put - S&P 500 Index E-Mini Futures	USD	3,600.000	11/19/21	(235)	USD	(11,750)	(260,944)	(199,750)	61,194
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	11/19/21	(242)	USD	(12,100)	(247,086)	(272,250)	(25,164)
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	12/17/21	(187)	USD	(9,350)	(310,495)	(369,325)	(58,830)
Put - S&P 500 Index E-Mini Futures	USD	3,800.000	12/17/21	(447)	USD	(22,350)	(856,701)	(1,100,738)	(244,037)

Totals							$(2,555,598)	$(2,366,068)	$189,530

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$420,831	$471,364	$(50,533)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	439,258	374,244	65,014
Receive	3M LIBOR	Quarterly	1.600%	Quarterly	02/15/47	USD	7,509,000	413,654	42,992	370,662
Receive	SOFR	Annually	0.560%	Annually	07/20/45	USD	62,940,000	13,081,837	157,369	12,924,468
Receive	SOFR	Annually	0.740%	Annually	08/19/45	USD	8,460,000	1,454,446	—	1,454,446

Totals								$15,810,026	$1,045,969	$14,764,057

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation
Pay	1-Day CDI	Maturity	6.870%	Maturity	01/04/27	JPMC	BRL	137,560,000	$(2,863,407)	$—	$(2,863,407)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	33,300,000	(377,938)	—	(377,938)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	39,600,000	(449,440)	16,277	(465,717)
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	42,156,000	(478,449)	20,031	(498,480)
Pay	1-Day CDI	Maturity	7.044%	Maturity	01/04/27	JPMC	BRL	27,400,000	(306,264)	—	(306,264)

Totals									$(4,475,498)	$36,308	$(4,511,806)

Centrally Cleared Credit Default Swaps on Corporate Issues and Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Motors Co., 4.875%, due 10/02/23	(5.000%)	Quarterly	06/20/26	0.900%	USD	13,700,000	$(2,550,748)	$(2,523,430)	$(27,318)
CDX.NA.HY.37.V1	(5.000%)	Quarterly	12/20/26	3.019%	USD	34,868,000	(3,260,260)	(3,342,072)	81,812

Totals							$(5,811,008)	$(5,865,502)	$54,494

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co., 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	1.749%	USD	13,700,000	$1,956,757	$1,877,475	$79,282

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.278%	EUR	11,300,000	$(309,399)	$(168,589)	$(140,810)

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 0.500%, due 03/30/21	1.000%	Quarterly	12/20/24	MSCS	0.348%	EUR	11,300,000	$279,089	$88,366	$190,723

Securities in the amount of $764,543 have been received at the custodian bank as collateral for forward foreign currency exchange contracts and OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SAR)—	Saudi Arabian Riyal
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(COFI)—	11th District Cost of Fund Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKG)—	United Kingdom Gilts

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$9,952,800	$—	$9,952,800
Aerospace/Defense	—	31,381,093	—	31,381,093
Agriculture	—	4,226,447	—	4,226,447
Airlines	—	39,567,394	—	39,567,394
Auto Manufacturers	—	38,498,022	—	38,498,022
Auto Parts & Equipment	—	1,780,956	—	1,780,956
Banks	—	127,277,075	—	127,277,075
Beverages	—	8,714,410	—	8,714,410
Biotechnology	—	5,596,239	—	5,596,239
Building Materials	—	6,807,763	—	6,807,763
Chemicals	—	3,381,925	—	3,381,925
Commercial Services	—	99,515,787	—	99,515,787
Computers	—	9,603,575	—	9,603,575
Distribution/Wholesale	—	27,091,929	—	27,091,929
Diversified Financial Services	—	65,655,524	—	65,655,524
Electric	—	36,840,440	—	36,840,440
Electronics	—	5,180,452	—	5,180,452
Energy-Alternate Sources	—	4,976,357	—	4,976,357
Engineering & Construction	—	4,322,175	—	4,322,175
Entertainment	—	29,260,300	—	29,260,300
Environmental Control	—	9,474,722	—	9,474,722
Food	—	12,939,811	—	12,939,811
Food Service	—	1,041,438	—	1,041,438
Forest Products & Paper	—	9,693,400	—	9,693,400
Healthcare-Products	—	7,220,000	—	7,220,000
Healthcare-Services	—	45,349,495	—	45,349,495
Home Builders	—	2,763,505	—	2,763,505
Insurance	—	25,687,624	—	25,687,624
Internet	—	22,800,208	—	22,800,208
Investment Companies	—	7,145,170	—	7,145,170
Iron/Steel	—	7,664,403	—	7,664,403
Leisure Time	—	60,829,895	—	60,829,895
Lodging	—	27,736,306	—	27,736,306
Machinery-Diversified	—	8,464,350	—	8,464,350
Media	—	70,254,930	—	70,254,930
Metal Fabricate/Hardware	—	7,768,278	—	7,768,278
Mining	—	73,463,319	0	73,463,319
Miscellaneous Manufacturing	—	2,751,134	—	2,751,134
Office/Business Equipment	—	1,650,250	—	1,650,250
Oil & Gas	—	141,980,677	—	141,980,677
Packaging & Containers	—	19,478,905	—	19,478,905

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$68,025,681	$—	$68,025,681
Pipelines	—	111,280,834	—	111,280,834
Real Estate	—	14,821,720	—	14,821,720
Real Estate Investment Trusts	—	37,871,154	—	37,871,154
Retail	—	55,787,289	—	55,787,289
Semiconductors	—	8,093,048	—	8,093,048
Software	—	31,542,410	4,987,530	36,529,940
Telecommunications	—	58,189,034	—	58,189,034
Transportation	—	12,364,827	—	12,364,827
Total Corporate Bonds & Notes	—	1,523,764,480	4,987,530	1,528,752,010
Total Floating Rate Loans (Less Unfunded Loan Commitments of $2,378,737)*	—	596,617,010	—	596,617,010
Total Mortgage-Backed Securities*	—	245,325,167	—	245,325,167
Total Asset-Backed Securities*	—	257,837,126	—	257,837,126
Total U.S. Treasury & Government Agencies*	—	237,664,454	—	237,664,454
Total Foreign Government*	—	118,198,657	—	118,198,657
Convertible Preferred Stocks
Banks	7,358,130	—	—	7,358,130
Pipelines	—	26,890,954	—	26,890,954
Total Convertible Preferred Stocks	7,358,130	26,890,954	—	34,249,084
Total Convertible Bonds*	—	16,830,634	—	16,830,634
Total Preferred Stocks*	3,705,000	—	—	3,705,000
Common Stocks
Auto Components	62,436	—	—	62,436
Media	—	241,890	—	241,890
Oil, Gas & Consumable Fuels	1,230,134	27,991	—	1,258,125
Total Common Stocks	1,292,570	269,881	—	1,562,451
Total Municipals*	—	381,742	—	381,742
Total Escrow Shares*	—	—	1,250	1,250
Total Short-Term Investment*	—	10,288,636	—	10,288,636
Securities Lending Reinvestments
Certificates of Deposit	—	123,002,082	—	123,002,082
Commercial Paper	—	15,990,516	—	15,990,516
Repurchase Agreements	—	105,518,877	—	105,518,877
Time Deposits	—	19,900,000	—	19,900,000
Mutual Funds	40,000,000	—	—	40,000,000
Total Securities Lending Reinvestments	40,000,000	264,411,475	—	304,411,475
Purchased Options
Foreign Currency Options at Value	—	980,468	—	980,468
Options on Exchange-Traded Futures Contracts at Value	4,592,106	—	—	4,592,106
Total Purchased Options	4,592,106	980,468	—	5,572,574
Total Net Investments	$56,947,806	$3,299,460,684	$4,988,780	$3,361,397,270

Collateral for Securities Loaned (Liability)	$—	$(304,387,542)	$—	$(304,387,542)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,570,464	$—	$2,570,464
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,666,115)	—	(3,666,115)
Total Forward Contracts	$—	$(1,095,651)	$—	$(1,095,651)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,949,979	$—	$—	$2,949,979
Futures Contracts (Unrealized Depreciation)	(12,430,417)	—	—	(12,430,417)
Total Futures Contracts	$(9,480,438)	$—	$—	$(9,480,438)

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Foreign Currency Options at Value	$—	$(792,601)	$—	$(792,601)
Options on Exchange-Traded Futures Contracts at Value	(2,366,068)	—	—	(2,366,068)
Total Written Options	$(2,366,068)	$(792,601)	$—	$(3,158,669)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$14,975,684	$—	$14,975,684
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(77,851)	—	(77,851)
Total Centrally Cleared Swap Contracts	$—	$14,897,833	$—	$14,897,833
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$279,089	$—	$279,089
OTC Swap Contracts at Value (Liabilities)	—	(4,784,897)	—	(4,784,897)
Total OTC Swap Contracts	$—	$(4,505,808)	$—	$(4,505,808)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

During the period ended September 30, 2021, a transfer from Level 3 to Level 2 in the amount of $17,690,752 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—88.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—27.1%
Fannie Mae 15 Yr. Pool
1.500%, 03/01/36	93,939	$94,934
Fannie Mae 20 Yr. Pool
2.500%, 10/01/40	7,087,289	7,409,726
2.500%, 03/01/41	577,846	609,256
2.500%, 04/01/41	1,938,851	2,037,043
2.500%, 05/01/41	2,147,447	2,236,392
3.000%, 07/01/35	620,010	658,967
3.000%, 02/01/36	975,868	1,034,586
3.000%, 04/01/36	746,876	790,716
3.000%, 07/01/36	1,543,191	1,633,919
3.000%, 08/01/36	7,953,952	8,430,472
3.000%, 10/01/36	3,141,808	3,333,881
3.000%, 12/01/36	2,608,977	2,766,026
3.000%, 12/01/37	599,906	630,322
3.000%, 06/01/38	798,867	845,188
3.500%, 12/01/34	187,335	202,781
3.500%, 01/01/35	128,465	138,744
3.500%, 02/01/37	205,184	221,007
3.500%, 03/01/37	154,140	164,667
3.500%, 12/01/37	207,025	224,471
3.500%, 01/01/38	822,173	890,257
3.500%, 08/01/39	217,156	231,760
3.500%, 02/01/40	829,183	898,141
4.500%, 11/01/31	300,370	327,801
4.500%, 12/01/31	397,458	433,754
Fannie Mae 30 Yr. Pool
2.000%, 08/01/50	173,040	174,539
2.000%, 09/01/50	86,825	87,577
2.000%, 01/01/51	8,647,204	8,699,196
2.000%, 02/01/51	10,508,263	10,589,405
2.000%, 03/01/51	12,182,131	12,271,828
2.000%, 04/01/51	3,297,436	3,318,303
2.000%, 05/01/51	2,279,967	2,297,110
2.000%, 07/01/51	297,742	300,407
2.500%, 09/01/50	380,479	399,905
2.500%, 11/01/50	570,750	598,249
2.500%, 12/01/50	186,228	193,080
2.500%, 01/01/51	736	759
2.500%, 02/01/51	2,438,021	2,533,289
2.500%, 03/01/51	488,247	510,192
2.500%, 04/01/51	1,473,226	1,533,612
2.500%, 05/01/51	689,031	715,156
2.500%, 06/01/51	3,233,340	3,363,990
2.500%, 07/01/51	2,080,409	2,166,139
2.500%, 08/01/51	996,225	1,034,779
2.500%, 09/01/51	2,944,853	3,048,425
3.000%, 09/01/42	1,511,722	1,633,987
3.000%, 08/01/46	488,462	521,219
3.000%, 09/01/46	1,581,484	1,685,376
3.000%, 10/01/46	706,407	752,703
3.000%, 08/01/47	52,999	56,979
3.000%, 11/01/48	4,318,876	4,557,296
3.000%, 11/01/49	411,499	431,630
3.000%, 01/01/50	1,387,138	1,466,771

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 02/01/50	15,883,793	16,796,082
3.000%, 03/01/50	8,953,668	9,544,370
3.000%, 04/01/50	1,601,516	1,696,890
3.000%, 08/01/50	732,071	777,357
3.000%, 11/01/50	834,012	885,857
3.000%, 05/01/51	663,187	704,951
3.000%, 09/01/51	198,570	211,204
3.500%, 12/01/42	215,609	234,747
3.500%, 03/01/43	1,298,112	1,408,648
3.500%, 02/01/45	209,798	227,279
3.500%, 11/01/46	599,210	643,320
3.500%, 12/01/46	2,170,356	2,354,069
3.500%, 03/01/47	832,121	886,584
3.500%, 07/01/47	13,975,456	14,886,456
3.500%, 10/01/47	71,414	75,814
3.500%, 12/01/47	1,893,140	2,034,433
3.500%, 02/01/48	310,635	330,812
3.500%, 03/01/48	122,769	131,681
3.500%, 04/01/48	1,416,689	1,505,879
3.500%, 08/01/48	1,329,977	1,429,157
3.500%, 11/01/48	1,688,977	1,808,447
3.500%, 06/01/49	816,973	871,705
3.500%, 02/01/50	2,720,863	2,897,768
4.000%, 02/01/40	347,239	379,340
4.000%, 06/01/42	3,620,827	4,077,618
4.000%, 07/01/42	1,213,083	1,335,164
4.000%, 05/01/43	7,733,243	8,631,852
4.000%, 10/01/43	3,800,411	4,243,901
4.000%, 09/01/44	575,420	631,144
4.000%, 04/01/47	922,895	1,002,486
4.000%, 05/01/47	1,263,627	1,382,292
4.000%, 08/01/47	1,574,124	1,721,655
4.000%, 05/01/48	5,143,123	5,594,493
4.000%, 09/01/48	126,952	138,713
4.000%, 07/01/50	2,344,635	2,520,362
4.500%, 10/01/41	2,363,468	2,646,414
4.500%, 10/01/44	773,721	864,479
4.500%, 01/01/45	63,527	71,950
4.500%, 05/01/46	516,950	571,262
4.500%, 06/01/47	2,106,877	2,299,705
4.500%, 07/01/47	1,007,645	1,098,969
4.500%, 08/01/47	300,776	327,761
4.500%, 02/01/48	80,926	88,203
4.500%, 06/01/48	573,548	633,612
4.500%, 07/01/48	735,354	809,446
4.500%, 08/01/48	1,622,058	1,789,472
4.500%, 10/01/48	938,444	1,029,990
4.500%, 11/01/48	605,582	666,878
4.500%, 12/01/48	905,158	990,501
4.500%, 02/01/49	242,411	264,838
4.500%, 05/01/49	1,280,234	1,406,113
4.500%, 08/01/49	266,264	290,504
4.500%, 09/01/49	3,836,802	4,235,564
4.500%, 11/01/49	1,031,175	1,127,898

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 03/01/50	647,334	$717,469
4.500%, 04/01/50	215,389	233,303
5.000%, 07/01/33	101,065	114,922
5.000%, 09/01/33	125,913	143,002
5.000%, 10/01/35	354,822	403,441
5.000%, 03/01/36	560,583	639,355
5.000%, 01/01/39	4,950	5,661
5.000%, 12/01/39	8,462	9,680
5.000%, 05/01/40	24,390	27,003
5.000%, 07/01/40	16,630	18,465
5.000%, 11/01/40	370,339	421,447
5.000%, 01/01/41	30,882	34,410
5.000%, 02/01/41	25,521	28,046
5.000%, 04/01/41	35,357	39,475
5.000%, 05/01/41	935,276	1,064,011
5.000%, 06/01/41	75,132	85,833
5.000%, 07/01/41	807,938	920,488
5.000%, 10/01/48	379,154	417,598
5.000%, 11/01/48	1,143,355	1,258,228
5.000%, 12/01/48	1,251,220	1,379,396
5.000%, 08/01/49	1,941,737	2,137,888
5.000%, 09/01/49	3,745,269	4,132,571
5.000%, 12/01/49	1,655,761	1,820,515
5.000%, 03/01/50	318,074	349,918
6.000%, 04/01/33	44,555	52,196
6.000%, 02/01/34	7,267	8,325
6.000%, 11/01/35	71,824	83,744
6.000%, 08/01/37	164,779	192,952
6.500%, 03/01/26	389	436
6.500%, 04/01/29	39,084	43,899
7.000%, 02/01/29	371	373
7.000%, 01/01/30	1,604	1,646
7.000%, 10/01/37	2,747	2,837
7.000%, 11/01/37	13,010	14,022
7.000%, 12/01/37	17,666	20,804
7.000%, 02/01/38	2,832	2,930
7.000%, 11/01/38	60,745	70,596
7.000%, 02/01/39	477,902	561,314
7.500%, 04/01/32	9,884	10,027
8.000%, 05/01/28	1,104	1,222
8.000%, 07/01/32	709	775
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (a)	882,345	85,030
4.000%, 04/25/42 (a)	1,279,248	177,183
4.500%, 11/25/39 (a)	738,570	107,553
Fannie Mae Pool
3.500%, 08/01/42	4,268,240	4,613,154
3.500%, 09/01/42	284,043	306,052
3.500%, 10/01/42	2,034,566	2,198,982
4.000%, 10/01/42	1,141,067	1,248,201
4.000%, 11/01/42	781,844	853,725
4.000%, 07/01/43	28,844	31,666
4.000%, 08/01/43	655,387	721,433
4.500%, 08/01/58	1,143,641	1,289,316
4.500%, 01/01/59	2,404,377	2,710,647

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
6.500%, 12/01/27	2,076	2,083
6.500%, 05/01/32	5,821	6,510
Fannie Mae REMIC Trust Whole Loan (CMO)
3.853%, 01/25/43 (b)	148,308	155,022
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (c)	221,562	209,924
5.500%, 07/25/41	4,130,802	4,756,020
5.500%, 04/25/42	941,145	1,073,823
6.000%, 05/25/42	548,580	640,240
6.064%, -1 x 1M LIBOR + 6.150%, 03/25/42 (a) (b)	3,604,082	548,673
6.064%, -1 x 1M LIBOR + 6.150%, 12/25/42 (a) (b)	338,505	72,241
6.464%, -1 x 1M LIBOR + 6.550%, 10/25/41 (a) (b)	2,377,912	448,774
6.500%, 06/25/39	39,681	43,330
6.500%, 07/25/42	1,079,282	1,282,662
6.564%, -1 x 1M LIBOR + 6.650%, 02/25/41 (a) (b)	61,745	1,188
6.564%, -1 x 1M LIBOR + 6.650%, 03/25/42 (a) (b)	871,479	141,046
Fannie Mae-ACES
2.232%, 02/25/27	661,257	693,016
3.061%, 05/25/27 (b)	200,000	217,184
Freddie Mac 15 Yr. Pool
3.000%, 09/01/32	287,532	303,880
3.500%, 04/01/33	2,579,649	2,782,869
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	621,735	651,683
3.000%, 04/01/38	535,885	561,638
Freddie Mac 20 Yr. Pool
2.000%, 09/01/41	3,286,181	3,344,145
2.500%, 04/01/41	192,107	200,065
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	621,245	657,980
3.500%, 06/01/46	386,041	418,066
4.000%, 07/01/43	2,187,050	2,417,578
4.000%, 08/01/43	1,856,454	2,047,278
4.500%, 06/01/38	716,759	797,327
4.500%, 03/01/47	12,629	13,644
4.500%, 04/01/47	449,915	489,705
4.500%, 05/01/47	364,366	398,747
4.500%, 06/01/47	825,831	903,370
4.500%, 04/01/49	367,367	403,728
5.000%, 08/01/33	11,082	12,633
5.000%, 01/01/40	10,615	12,146
5.000%, 04/01/41	11,624	13,283
5.000%, 04/01/44	17,813	19,966
5.000%, 07/01/48	27,094	29,876
6.500%, 09/01/39	130,065	147,774
8.000%, 09/01/30	2,064	2,372
Freddie Mac 30 Yr. Pool
2.000%, 11/01/50	1,029,803	1,036,898
2.000%, 02/01/51	3,067,111	3,095,881
2.000%, 03/01/51	4,164,699	4,196,241
2.000%, 04/01/51	3,815,324	3,844,105
2.000%, 05/01/51	6,846,748	6,911,499
2.000%, 06/01/51	5,432,369	5,480,998
2.500%, 11/01/50	85,862	89,837
2.500%, 12/01/50	1,490,275	1,547,784

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
2.500%, 01/01/51	1,479,374	$1,534,750
2.500%, 02/01/51	465,954	483,856
2.500%, 03/01/51	287,294	301,516
2.500%, 05/01/51	194,959	205,269
2.500%, 07/01/51	5,152,715	5,358,309
2.500%, 08/01/51	1,293,074	1,347,548
3.000%, 10/01/46	362,281	387,933
3.000%, 09/01/48	1,500,751	1,604,642
3.000%, 09/01/49	4,338,687	4,643,561
3.000%, 01/01/50	181,462	193,179
3.000%, 02/01/50	1,164,871	1,220,877
3.000%, 03/01/50	100,927	105,949
3.000%, 07/01/50	2,090,560	2,212,160
3.000%, 09/01/50	84,819	89,761
3.500%, 07/01/47	6,073,576	6,465,315
3.500%, 03/01/48	270,598	287,880
3.500%, 06/01/48	1,821,407	1,954,359
3.500%, 02/01/51	933,299	1,003,183
4.000%, 03/01/48	477,681	522,604
4.000%, 04/01/49	1,243,485	1,357,914
4.000%, 03/01/50	42,541	45,958
4.500%, 03/01/49	313,142	344,213
4.500%, 07/01/49	565,677	620,156
4.500%, 05/01/50	463,833	502,247
5.000%, 01/01/36	15,925	18,175
5.000%, 06/01/41	1,576,797	1,772,668
5.000%, 08/01/48	76,958	84,654
5.000%, 10/01/48	259,362	285,484
5.000%, 11/01/48	226,406	250,639
6.000%, 10/01/36	391,552	457,998
Freddie Mac ARM Non-Gold Pool
2.058%, 5Y H15 + 1.286%, 03/01/47 (b)	389,697	402,627
Freddie Mac Gold Pool
4.000%, 04/01/43	858,918	945,728
4.000%, 08/01/43	428,046	471,306
Freddie Mac Multifamily Structured Pass-Through Certificates
0.510%, 12/25/28 (a) (b)	63,645,365	1,605,276
0.637%, 01/25/34 (a) (b)	51,827,279	2,498,635
0.653%, 01/25/29 (a) (b)	85,757,134	3,052,354
0.845%, 09/25/27 (a) (b)	16,966,626	688,526
0.941%, 11/25/30 (a) (b)	26,293,911	1,735,816
0.974%, 11/25/30 (a) (b)	34,252,228	2,362,708
3.291%, 03/25/27	4,670,000	5,063,263
Freddie Mac Pool
3.500%, 10/01/42	555,070	599,929
3.500%, 02/01/44	229,603	248,160
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	168,852	187,263
6.000%, 05/15/36	261,604	304,244
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.350%, SOFR + 2.300%, 08/25/33 (144A) (b)	1,970,000	2,018,216
2.586%, 1M LIBOR + 2.500%, 03/25/30 (b)	1,950,000	1,999,895
5.634%, 1M LIBOR + 5.550%, 07/25/28 (b)	1,499,055	1,572,220

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	422,470	448,845
3.000%, 10/15/42	2,205,651	2,337,226
3.000%, 11/15/42	850,101	901,033
3.500%, 06/15/48	2,810,165	3,019,971
3.500%, 05/15/50	603,370	644,053
4.000%, 03/15/50	48,677	52,283
5.500%, 06/15/36	220,646	257,087
6.000%, 03/15/33	457,500	528,991
6.500%, 06/15/31	1,097	1,225
6.500%, 08/15/34	104,317	117,627
7.500%, 09/15/29	1,135	1,262
8.500%, 06/15/25	7,052	7,578
Ginnie Mae II 30 Yr. Pool
2.000%, 12/20/50	3,517,835	3,572,809
2.000%, 03/20/51	1,551,520	1,575,469
2.000%, 04/20/51	681,547	691,970
2.500%, 12/20/50	854,692	888,645
3.000%, 11/20/46	256,461	269,973
3.000%, 09/20/47	82,381	86,512
3.000%, 11/20/47	105,366	110,891
3.000%, 12/20/47	1,118,503	1,174,828
3.000%, 01/20/50	769,599	805,038
3.000%, TBA (d)	3,400,000	3,552,203
3.500%, 06/20/44	961,226	1,033,942
3.500%, 03/20/45	76,200	81,342
3.500%, 01/20/46	201,586	215,511
3.500%, 03/20/46	1,089,051	1,158,407
3.500%, 04/20/46	571,767	606,339
3.500%, 05/20/46	269,727	286,619
3.500%, 06/20/46	465,019	494,526
3.500%, 07/20/46	280,219	297,444
3.500%, 09/20/46	25,620	27,224
3.500%, 05/20/47	4,011,780	4,249,223
3.500%, 02/20/48	1,026,004	1,084,379
3.500%, 09/20/48	121,516	128,836
3.500%, 02/20/49	23,038	24,359
3.500%, 10/20/49	294,890	305,399
3.500%, 01/20/50	1,742,228	1,857,158
3.500%, 02/20/50	264,951	280,149
3.500%, 07/20/50	298,363	313,863
3.500%, 10/20/50	1,001,628	1,053,812
3.500%, 11/20/50	800,618	842,108
4.000%, 09/20/45	350,046	373,515
4.000%, 11/20/45	3,489,433	3,766,690
4.000%, 06/20/47	1,399,647	1,500,824
4.000%, 07/20/47	246,228	263,776
4.000%, 11/20/47	690,656	739,850
4.000%, 12/20/47	265,470	284,372
4.000%, 02/20/48	257,439	275,760
4.000%, 03/20/48	275,880	295,518
4.000%, 04/20/48	247,597	265,230
4.000%, 11/20/49	138,527	145,723
4.000%, 01/20/50	216,775	236,612

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 02/20/50	185,602	$201,534
4.000%, 03/20/50	120,026	131,367
4.000%, 04/20/50	856,038	929,014
4.500%, 01/20/40	261,940	289,837
4.500%, 05/20/40	333,533	369,058
4.500%, 09/20/40	7,408	8,219
4.500%, 01/20/41	62,664	70,221
4.500%, 07/20/41	405,834	453,539
4.500%, 08/20/47	459,490	497,783
4.500%, 04/20/48	746,301	799,867
4.500%, 05/20/48	1,105,909	1,180,381
4.500%, 06/20/48	641,586	688,829
4.500%, 07/20/48	107,183	114,562
4.500%, 08/20/48	2,807,508	3,007,596
4.500%, 09/20/48	303,941	325,504
4.500%, 10/20/48	747,194	797,504
4.500%, 01/20/49	1,966,923	2,106,556
4.500%, 03/20/49	548,949	585,859
4.500%, 04/20/49	348,872	372,907
4.500%, 02/20/50	500,107	534,295
4.500%, 03/20/50	326,719	347,648
4.500%, 12/20/50	499,586	534,897
5.000%, 07/20/40	271,252	308,313
5.000%, 11/20/48	126,726	136,810
5.000%, 03/20/49	148,878	160,725
5.000%, 12/20/49	231,222	249,089
5.000%, 01/20/50	148,044	159,468
5.000%, 04/20/50	125,896	136,049
6.000%, 11/20/34	789	924
6.000%, 06/20/35	1,191	1,396
6.000%, 07/20/36	60,855	71,286
6.000%, 09/20/36	2,925	3,426
6.000%, 07/20/38	158,065	185,179
6.000%, 09/20/38	396,663	458,755
6.000%, 06/20/39	1,777	2,071
6.000%, 05/20/40	34,143	39,780
6.000%, 06/20/40	108,812	127,467
6.000%, 08/20/40	57,723	67,670
6.000%, 09/20/40	127,882	149,962
6.000%, 10/20/40	74,289	87,020
6.000%, 11/20/40	125,474	146,972
6.000%, 01/20/41	87,556	102,632
6.000%, 03/20/41	466,054	539,282
6.000%, 07/20/41	92,017	107,784
6.000%, 12/20/41	53,795	62,507
6.500%, 10/20/37	151,508	178,633
Ginnie Mae II Pool
3.000%, 09/20/47	369,193	384,563
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	11,102,115	1,555
0.001%, 09/16/44 (a)	1,122,656	3,278
0.030%, 03/16/49 (a) (b)	3,112,090	5,590
0.108%, 04/16/54 (a) (b)	18,441,643	265,862
0.111%, 02/16/48 (a) (b)	1,901,947	22,040
0.124%, 10/16/54 (a) (b)	13,489,780	60,751

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
0.147%, 02/16/53 (a) (b)	7,134,673	39,858
0.535%, 03/16/60 (a) (b)	3,944,164	176,794
0.659%, 10/16/58 (a) (b)	12,400,509	587,260
0.690%, 12/16/59 (a) (b)	35,753,623	2,006,794
0.705%, 09/16/55 (a) (b)	9,662,115	354,876
1.160%, 02/16/46 (a) (b)	6,416,374	167,211
3.150%, 06/16/60	1,388,008	1,418,466
Government National Mortgage Association (CMO)
0.470%, 1M LIBOR + 0.380%, 12/20/60 (b)	11,164,324	11,178,678
0.487%, 1M LIBOR + 0.400%, 08/20/70 (b)	80,365	80,571
0.490%, 1M LIBOR + 0.400%, 12/20/60 (b)	2,752,117	2,756,587
0.520%, 1M LIBOR + 0.430%, 10/20/64 (b)	4,412,313	4,424,986
0.537%, 1M LIBOR + 0.450%, 07/20/70 (b)	6,555,708	6,592,764
0.570%, 1M LIBOR + 0.480%, 03/20/61 (b)	2,051,677	2,058,860
0.587%, 1M LIBOR + 0.500%, 07/20/70 (b)	503,320	507,129
0.590%, 1M LIBOR + 0.500%, 12/20/60 (b)	22,643,371	22,732,694
0.683%, 12M LIBOR + 0.250%, 10/20/68 (b)	2,126,331	2,111,998
1.237%, 1M LIBOR + 1.150%, 05/20/70 (b)	1,506,101	1,579,188
1.337%, 1M LIBOR + 1.250%, 04/20/70 (b)	156,420	161,234
3.000%, 07/20/49	942,825	983,813
3.000%, 10/20/49	34,868	34,998
6.015%, -1 x 1M LIBOR + 6.100%, 08/16/42 (a) (b)	507,385	92,479
6.563%, -1 x 1M LIBOR + 6.650%, 01/20/40 (a) (b)	147,011	6,529
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (d)	12,100,000	12,219,582
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (d)	4,400,000	4,403,953
2.500%, TBA (d)	17,700,000	18,230,723
3.000%, TBA (d)	12,100,000	12,647,739

		532,423,230

Federal Agencies—39.1%
Fannie Mae Principal Strip Zero Coupon, 05/15/30	30,000,000	25,944,194
Federal Agricultural Mortgage Corp. 0.260%, 10/02/23	10,000,000	9,991,439
Federal Farm Credit Banks Funding Corp.
0.070%, 03/29/22	5,000,000	4,999,685
0.080%, SOFR + 0.030%, 06/14/23 (b)	8,000,000	8,001,402
0.125%, 11/23/22	10,000,000	9,999,907
0.125%, 02/03/23	22,000,000	21,985,862
0.200%, 01/04/24	10,000,000	9,955,966
0.220%, 09/08/23	20,000,000	19,984,330
0.230%, 01/19/24	15,000,000	14,939,482
0.375%, 01/15/25	10,000,000	9,921,445
0.460%, 11/03/25	10,000,000	9,849,674
0.780%, 06/16/25	10,000,000	9,986,516
2.700%, 10/26/27	10,000,000	10,929,164
2.750%, 04/25/22	20,000,000	20,303,184
Federal Home Loan Bank
0.125%, 10/21/22	5,000,000	4,999,900
0.125%, 06/02/23	35,000,000	34,914,594
0.125%, 08/28/23	12,000,000	11,961,873
0.375%, 09/04/25	15,000,000	14,756,544

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Bank
0.500%, 04/14/25	14,000,000	$13,917,221
1.875%, 11/29/21	40,000,000	40,117,024
2.125%, 06/09/23	17,700,000	18,258,647
2.500%, 02/13/24	10,000,000	10,506,712
2.750%, 12/13/24	10,000,000	10,690,052
3.250%, 11/16/28	40,000,000	45,110,873
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,527,053
Zero Coupon, 12/17/29	5,562,000	4,871,159
Zero Coupon, 12/15/36	24,765,000	17,882,977
0.125%, 10/16/23	30,000,000	29,885,741
0.250%, 06/26/23	13,000,000	13,000,000
0.250%, 08/24/23	20,000,000	19,992,009
0.250%, 09/08/23	10,000,000	9,992,821
0.250%, 11/06/23	20,000,000	19,972,380
0.250%, 12/04/23	20,000,000	19,956,833
0.375%, 04/20/23	6,000,000	6,016,806
0.375%, 05/05/23	10,000,000	10,019,887
2.750%, 06/19/23	20,000,000	20,858,858
Federal National Mortgage Association
0.250%, 05/22/23	8,000,000	8,003,111
0.625%, 04/22/25	5,000,000	4,990,079
2.625%, 09/06/24 (e)	22,000,000	23,375,224
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,923,357
Zero Coupon, 07/15/32	9,000,000	7,357,845
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/26	4,230,000	3,990,682
Zero Coupon, 07/15/27	8,012,000	7,457,832
Zero Coupon, 01/15/29	6,988,000	6,276,592
Zero Coupon, 07/15/29	14,000,000	12,420,624
Zero Coupon, 10/15/29	14,996,000	13,229,777
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	25,000,000	21,784,808
Zero Coupon, 04/15/30	30,000,000	26,005,491
United States Department of Housing and Urban Development
2.668%, 08/01/24	8,000,000	8,421,102
2.738%, 08/01/25	6,000,000	6,416,606
United States International Development Finance Corp.
1.110%, 05/15/29	14,000,000	14,031,340
3.330%, 05/15/33	6,032,845	6,677,561
3.490%, 12/20/29	8,984,200	9,892,268
3.540%, 06/15/30	10,294,332	11,383,351

		767,639,864

U.S. Treasury—21.8%
U.S. Treasury Notes
0.125%, 03/31/23	23,000,000	22,977,539
0.125%, 07/31/23 (e)	10,000,000	9,978,515
0.250%, 06/15/24	81,000,000	80,550,703
0.375%, 01/31/26	10,000,000	9,785,156
1.125%, 08/31/28	27,000,000	26,679,375
1.250%, 04/30/28	10,000,000	9,992,969
1.375%, 06/30/23	65,000,000	66,300,000

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 01/15/23	45,000,000	45,782,226
1.500%, 03/31/23	70,000,000	71,375,391
1.875%, 07/31/26	54,000,000	56,343,516
2.625%, 02/15/29	27,200,000	29,656,500

		429,421,890

Total U.S. Treasury & Government Agencies (Cost $1,710,286,539)		1,729,484,984

Foreign Government—7.2%

Sovereign—7.2%
Abu Dhabi Government International Bond 3.125%, 09/30/49 (144A)	10,000,000	10,034,760
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	5,047,588
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	417,204
3.750%, 04/25/22	1,900,000	1,933,382
4.750%, 02/11/29	6,280,000	7,313,060
5.875%, 01/15/24 (144A)	1,060,000	1,180,183
Israel Government AID Bonds 5.500%, 09/18/23	2,000,000	2,200,248
5.500%, 12/04/23	33,000,000	36,637,646
5.500%, 04/26/24	21,550,000	24,207,007
Mexico Government International Bond 4.500%, 04/22/29	12,280,000	13,789,703
Panama Government International Bonds 3.750%, 03/16/25 (e)	5,650,000	6,063,580
4.500%, 05/15/47	3,200,000	3,488,544
4.500%, 04/01/56	1,450,000	1,577,527
Peruvian Government International Bonds 3.300%, 03/11/41	3,420,000	3,314,664
5.625%, 11/18/50 (e)	1,900,000	2,570,206
6.550%, 03/14/37	320,000	431,382
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,485,261
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	9,678,428
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	4,067,296

Total Foreign Government (Cost $139,578,398)		142,437,669

Corporate Bonds & Notes—3.4%

Chemicals—0.1%
Equate Petrochemical B.V.
4.250%, 11/03/26 (144A)	1,540,000	1,694,000

Diversified Financial Services—2.4%
Postal Square L.P.
6.500%, 06/15/22	1,190,340	1,218,730

BHFTII-299

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Private Export Funding Corp.
0.300%, 04/28/23 (144A)	25,000,000	$24,984,593
3.250%, 06/15/25	20,000,000	21,419,456

		47,622,779

Electric—0.5%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	4,580,000
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,650,000

		9,230,000

Oil & Gas—0.4%
Ecopetrol S.A.
5.375%, 06/26/26	4,260,000	4,629,981
Petroleos Mexicanos
6.375%, 01/23/45	3,610,000	3,068,897

		7,698,878

Total Corporate Bonds & Notes (Cost $65,455,477)		66,245,657

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—2.2%
Alternative Loan Trust 0.287%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,259,018	990,602
Banc of America Funding Trust 0.234%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	1,979,462	1,929,580
Banc of America Mortgage Trust 2.685%, 07/25/35 (b)	15,295	15,396
BCAP LLC Trust 0.234%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	1,550,392	1,547,759
Citigroup Mortgage Loan Trust 2.470%, 1Y H15 + 2.400%, 10/25/35 (b)	34,752	35,365
Countrywide Home Loan Reperforming Loan REMIC Trust 0.506%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	270,030	254,344
Credit Suisse Mortgage Trust
0.830%, 03/25/56 (144A) (b)	997,814	993,498
1.169%, 03/25/56 (144A) (b)	858,987	854,860
1.833%, 1M LIBOR + 1.750%, 07/25/47 (144A) (b)	2,217,280	2,220,450
CSMC Trust
0.938%, 05/25/66 (144A) (b)	1,504,144	1,495,958
2.000%, 10/25/60 (144A) (b)	1,174,583	1,191,256
Freddie Mac STACR REMIC Trust 2.150%, SOFR + 2.100%, 10/25/33 (144A) (b)	980,000	999,904
GMACM Mortgage Loan Trust 3.729%, 11/19/35 (b)	87,732	89,443
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	2,762,394	2,871,871
JPMorgan Mortgage Trust
1.899%, 06/25/34 (b)	52,753	52,990
3.500%, 10/25/48 (144A) (b)	714,149	723,201

Collateralized Mortgage Obligations—(Continued)
MASTR Adjustable Rate Mortgages Trust
0.486%, 1M LIBOR + 0.400%, 05/25/47 (b)	2,827,108	3,410,257
2.008%, 02/25/34 (b)	108,270	104,366
MASTR Reperforming Loan Trust
3.518%, 05/25/35 (144A) (b)	2,215,639	1,492,608
7.000%, 08/25/34 (144A)	228,372	195,491
Morgan Stanley Mortgage Loan Trust
0.226%, 1M LIBOR + 0.140%, 06/25/36 (b)	456,043	131,106
2.565%, 07/25/35 (b)	73,299	71,087
MRA Issuance Trust 1.834%, 1M LIBOR + 1.750%, 02/16/22 (144A) (b)	2,930,000	2,928,883
MSG III Securitization Trust 0.836%, 1M LIBOR + 0.750%, 06/25/54 (144A) (b)	2,620,000	2,619,145
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (b)	990,000	989,920
2.750%, 07/25/59 (144A) (b)	1,116,244	1,153,091
3.250%, 09/25/56 (144A) (b)	1,636,352	1,720,211
4.000%, 02/25/57 (144A) (b)	1,437,526	1,537,201
4.000%, 05/25/57 (144A) (b)	2,245,954	2,390,150
4.250%, 12/25/57 (144A) (b)	2,382,079	2,504,355
NovaStar Mortgage Funding Trust 0.415%, 1M LIBOR + 0.380%, 09/25/46 (b)	732,535	719,741
OBX Trust 1.054%, 07/25/61 (144A) (b)	973,093	972,947
Park Capital Management Trust 1.510%, 07/25/56 (144A) (b)	2,030,000	2,029,998
SACO I Trust 5.594%, 06/25/21† (144A) (b)	57,584	51,574
Structured Asset Mortgage Investments II Trust 0.446%, 1M LIBOR + 0.360%, 07/25/46 (b)	114,804	102,511
Structured Asset Securities Corp.
0.436%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,507,761	1,416,679
3.466%, 06/25/35 (144A) (b)	80,159	76,275
ZH Trust 2.349%, 10/17/27 (144A)	1,170,000	1,169,998

Total Mortgage-Backed Securities (Cost $43,198,788)		44,054,071

Asset-Backed Securities—0.2%

Asset-Backed - Home Equity—0.0%
Morgan Stanley Mortgage Loan Trust
0.266%, 1M LIBOR + 0.180%, 12/25/36 (b)	127,129	64,759
0.386%, 1M LIBOR + 0.300%, 03/25/36 (b)	83,423	82,329
Structured Asset Securities Corp. Mortgage Loan Trust 0.306%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,592,508	157,336

		304,424

Asset-Backed - Other—0.2%
Securitized Asset Backed Receivables LLC Trust 0.701%, 1M LIBOR + 0.615%, 01/25/35 (b)	956,102	942,148

BHFTII-300

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Towd Point Mortgage Trust
1.986%, 1M LIBOR + 1.900%, 05/25/58 (144A) (b)	950,000	$985,298
2.250%, 04/25/56 (144A) (b)	717,144	718,791

		2,646,237

Total Asset-Backed Securities (Cost $4,823,040)		2,950,661

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $43,879,313; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/28, with a market value of $44,756,921.	43,879,313	43,879,313

Total Short-Term Investments (Cost $43,879,313)		43,879,313

Securities Lending Reinvestments (f)—0.4%

Repurchase Agreements—0.3%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,234.	1,000,000	1,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $1,192,295; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $1,216,139.	1,192,293	1,192,293
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $1,200,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,200,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $1,224,002.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $200,001; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $204,001.	200,000	200,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,133.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $250,010; collateralized by various Common Stock with an aggregate market value of $277,783.	250,000	250,000

		6,042,293

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	100,000	100,000

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (g)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (g)	100,000	100,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (g)	100,000	100,000

		2,200,000

Total Securities Lending Reinvestments (Cost $8,342,294)		8,342,293

Total Investments—103.6% (Cost $2,015,563,849)		2,037,394,648
Other assets and liabilities (net)—(3.6)%		(71,121,390)

Net Assets—100.0%		$1,966,273,258

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $51,574, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Interest only security.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal only security.

BHFTII-301

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $29,332,964 and the collateral received consisted of cash in the amount of $8,342,293 and non-cash collateral with a value of $21,630,814. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and agency securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $94,850,016, which is 4.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
SACO I Trust, 5.594%, 06/25/21	06/03/08	$57,584	$50,134	$51,574

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/21/21	967	USD	127,266,266	$(852,355)
U.S. Treasury Note 5 Year Futures	12/31/21	200	USD	24,548,438	10,045

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/21/21	(322)	USD	(51,268,438)	1,035,513

Net Unrealized Appreciation					$193,203

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-302

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,729,484,984	$—	$1,729,484,984
Total Foreign Government*	—	142,437,669	—	142,437,669
Total Corporate Bonds & Notes*	—	66,245,657	—	66,245,657
Total Mortgage-Backed Securities*	—	44,054,071	—	44,054,071
Total Asset-Backed Securities*	—	2,950,661	—	2,950,661
Total Short-Term Investment*	—	43,879,313	—	43,879,313
Securities Lending Reinvestments
Repurchase Agreements	—	6,042,293	—	6,042,293
Time Deposit	—	100,000	—	100,000
Mutual Funds	2,200,000	—	—	2,200,000
Total Securities Lending Reinvestments	2,200,000	6,142,293	—	8,342,293
Total Investments	$2,200,000	$2,035,194,648	$—	$2,037,394,648

Collateral for Securities Loaned (Liability)	$—	$(8,342,293)	$—	$(8,342,293)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,045,558	$—	$—	$1,045,558
Futures Contracts (Unrealized Depreciation)	(852,355)	—	—	(852,355)
Total Futures Contracts	$193,203	$—	$—	$193,203

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-303

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price.

These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTII-304

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

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